UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

Franklin Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 2/28/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report and Shareholder Letter
Franklin Tax-Free
Trust
February 28, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free Income
Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended February 28, 2023, the U.S.
economy showed mixed results as it continued to recover
from the COVID-19 pandemic amid declining unemployment,
rising wages and higher personal consumption. Although
U.S. gross domestic product contracted in 2022’s first
and second quarters given declines in inventory and
business investment, it grew in the remainder of the year
as the trade deficit narrowed and consumer spending
continued to expand. Inflation rose through June 2022,
largely due to pandemic-related supply-chain issues and
higher energy prices exacerbated by Russia’s invasion of
Ukraine. However, inflation eased later in the period due to intervention by the U.S. Federal Reserve (Fed) and falling
commodity prices.
To combat high inflation, the Fed ended monthly asset
purchases in March 2022 and raised the federal funds rate
at every meeting during the 12-month reporting period,
increasing it by a total of 4.50% (from a range of 0.00%–
0.25% to 4.50%–4.75% by period-end). The Fed also
stated its intention to continue reducing its U.S. Treasury, government agency debt and agency mortgage-backed
securities holdings, and it anticipated ongoing federal funds rate increases would be appropriate to return inflation to its
2% goal.
During the 12-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a -5.10%
total return, influenced by fixed income market volatility
and tighter monetary policy, resulting in net outflows from
municipals, though demand has been strong so far in 2023.
1
Despite mixed signs from the U.S. economy, municipal
bond fundamentals remained strong due to prudent fiscal
management and many issuers reporting budget surpluses
for 2022 in addition to federal government transfers.
Franklin Tax-Free Trust’s annual report includes more detail about municipal bond market conditions and a discussion
from the portfolio managers. In addition, on our website,
franklintempleton.com, you can find updated commentary
by our municipal bond team. Municipal bonds provide
tax-free income and diversification from equities. Despite
periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding tax-free income component. As you know,
all securities markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Gregory E. Johnson
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of February
28, 2023, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Municipal Bond Market Overview 3
Investment Strategy and Manager’s Discussion 4
Franklin Federal Intermediate-Term Tax-Free
Income Fund 5
Franklin Federal Limited-Term Tax-Free Income Fund 10
Franklin High Yield Tax-Free Income Fund 15
Franklin Massachusetts Tax-Free Income Fund 20
Franklin New Jersey Tax-Free Income Fund 26
Financial Highlights and Schedules of Investments 32
Financial Statements 150
Notes to Financial Statements 159
Report of Independent Registered Public Accounting
Firm 179
Tax Information 180
Board Members and Officers 181
Shareholder Information 186
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Municipal Bond Market Overview
During the 12 months ending February 28, 2023, the U.S.
Federal Reserve (Fed) continued to battle surging inflation, which started to come down from its peak of 9.1% year-
over-year in June 2022. After hiking the federal funds rate
by 75 basis points (bps) at each of its meetings from May
through November 2022, the Fed decreased the size of its
increases to 50 bps in December and 25 bps in February
2023. Despite investor optimism late in 2022 that peak
hawkishness had been reached, a surprisingly resilient labor market in early 2023 dampened confidence that inflation
would quickly return to the Fed’s 2% target.
The municipal bond (muni) market witnessed a very
challenging year in 2022 as the Fed’s monetary policy
tightening put downward pressure on this long-duration
sector. High levels of volatility resulted in significant outflows from muni retail vehicles until the end of 2022. The first two months of 2023 saw a reversal of this trend, with strong
investor demand meeting reduced supply and leading to
positive absolute returns year-to-date. Credit fundamentals
remained strong, as many issuers benefited from federal
aid received during the COVID-19 crisis and from the
subsequent economic recovery.
For the 12-month period, U.S. fixed income sectors saw
mixed performance relative to equities, as measured by
the Standard & Poor’s
®
500 Index, which posted a -7.72%
total return for the period.
1
Investment-grade munis, as
measured by the Bloomberg Municipal Bond Index, posted
a -5.10% total return, while U.S. Treasuries, as measured by the Bloomberg U.S. Treasury Index, posted a -10.08% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Investment Grade Index,
posted a -10.43% total return.
1
The foregoing information reflects our analysis and opinions as of February 28, 2023. The information is not a complete
analysis of every aspect of any market, state, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report
Investment Strategy and Manager’s Discussion
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within each Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in each
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help a fund meet its goal.
When selecting securities for Franklin High Yield Tax-Free
Income Fund’s portfolio, we may consider existing market
conditions in our security selection process, the availability of lower-rated securities, and whether the difference in yields between higher and lower-rated securities justifies the higher risk of lower-rated securities.
Manager’s Discussion
Due to the positive sloping municipal yield curve, we found
value in higher quality securities in the 15- to 30-year
maturity range for the long-term funds, 10 to 15 years for the intermediate-term fund, and five years or less for the limited-
term fund, which allowed us to achieve our objective of
maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure
to securities that are producing income that exceeds their
replacement value in the market. This excess income
supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding.
Our turnover increases when rates rise, as opportunities
to purchase securities that have the potential to increase
income in the portfolios become available. We believe
our consistent, disciplined strategy can help our investors
achieve high, tax-free income over the long term.
We invite you to read your Fund report for more detailed
performance and portfolio information. Thank you for your
participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Annual Report
Franklin Federal Intermediate-Term Tax-Free Income Fund
This annual report for Franklin Federal Intermediate-
Term Tax-Free Income Fund covers the fiscal year ended
February 28, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80%
of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time in which the debt must be repaid)
of three to 10 years.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.82 on February 28, 2022,
to $11.02 on February 28, 2023. The Fund’s Class A shares
paid dividends totaling 24.2925 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 6 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.36%, based
on an annualization of the 2.2130 cents per share February
dividend and the maximum offering price of $11.27 on
February 28, 2023. An investor in the 2023 maximum federal
income tax bracket of 40.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 3.99% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*Does not include cash and cash equivalents.
Manager’s Discussion
We used various investment strategies during the 12
months under review as we sought to maximize tax-free
income for shareholders. Please read the Investment
Strategy and Manager’s Discussion on page 4 for more
information.
Thank you for your continued participation in Franklin
Federal Intermediate-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
2/28/23
% of Total
Investments*
Utilities 17.48%
Health Care 16.58%
Industrial Dev. Revenue and Pollution Control 12.76%
Transportation 11.10%
Education 8.35%
Housing 8.33%
State General Obligation 7.60%
Local 6.46%
Special Tax 5.24%
Lease 4.23%
Refunded 1.17%
Other Revenue Bonds 0.70%
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
37
.

Performance Summary as of February 28, 2023
Franklin Federal Intermediate-Term Tax-Free Income Fund
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -4.70% -6.85%
5-Year +3.25% +0.18%
10-Year +11.37% +0.85%
Advisor
1-Year -4.45% -4.45%
5-Year +4.38% +0.86%
10-Year +13.25% +1.25%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.36% 3.99% 2.80% 2.38% 4.73% 4.02%
Advisor 2.64% 4.46% 3.12% 2.68% 5.27% 4.53%
See page 8 for Performance Summary footnotes.

Franklin Federal Intermediate-Term Tax-Free Income Fund
Performance Summary
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Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13–2/28/23)
Advisor Class
(2/28/13–2/28/23)

Franklin Federal Intermediate-Term Tax-Free Income Fund
Performance Summary
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 6/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/23.
6. Taxable equivalent distribution rate and yield assume the 2023 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: FactSet. The Bloomberg 1-15 Year Municipal Bond Index is a subset of the Municipal Bond Index, which is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.242925
A1 $0.259592
C $0.198225
R6 $0.276855
Advisor $0.270669
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 0.80%
Advisor 0.46% 0.55%

Your Fund’s Expenses
Franklin Federal Intermediate-Term Tax-Free Income Fund
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,008.10 $3.51 $1,021.30 $3.53 0.70%
A1 $1,000 $1,008.80 $2.76 $1,022.05 $2.78 0.55%
C $1,000 $1,006.00 $5.49 $1,019.32 $5.52 1.10%
R6 $1,000 $1,009.60 $1.99 $1,022.81 $2.00 0.40%
Advisor $1,000 $1,009.30 $2.26 $1,022.55 $2.27 0.45%

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Annual Report
Franklin Federal Limited-Term Tax-Free Income Fund
This a nnual report for Franklin Federal Limited-Term Tax-
Free Income Fund covers the fiscal year ended February 28,
2023 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80%
of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time in which the debt must be repaid)
of five years or less.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.34 on February 28, 2022, to
$10.03 on February 28, 2023. The Fund’s Class A shares
paid dividends totaling 12.811 cents per share for the
reporting period.
2
The Performance Summary beginning on
page 11 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.02% based
on an annualization of the 1.7246 cents per share February
dividend and the maximum offering price of $10.26 on
February 28, 2023. An investor in the 2023 maximum federal
income tax bracket of 40.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 3.41% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Federal Limited-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
2/28/23
% of Total
Investments*
Industrial Dev. Revenue and Pollution Control 26.60%
Housing 13.80%
Local 11.78%
Health Care 9.28%
Lease 9.20%
Education 8.78%
Utilities 6.01%
Transportation 4.76%
State General Obligation 4.62%
Special Tax 4.33%
Other Revenue Bonds 0.83%
Refunded 0.01%
*
Does not include cash and cash equivalents.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
62
.

Performance Summary as of February 28, 2023
Franklin Federal Limited-Term Tax-Free Income Fund
11
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -1.75% -3.96%
5-Year +3.39% +0.21%
10-Year +5.57% +0.31%
Advisor
1-Year -1.60% -1.60%
5-Year +4.63% +0.91%
10-Year +7.76% +0.75%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.02% 3.41% 2.87% 2.32% 4.85% 3.92%
Advisor 2.30% 3.89% 3.19% 2.63% 5.39% 4.44%
See page 13 for Performance Summary footnotes.

Franklin Federal Limited-Term Tax-Free Income Fund
Performance Summary
12
franklintempleton.com
Annual Report
See page 13 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13–2/28/23)
Advisor Class
(2/28/13–2/28/23)

Franklin Federal Limited-Term Tax-Free Income Fund
Performance Summary
13
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 6/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/23.
6. Taxable equivalent distribution rate and yield assume the 2023 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: FactSet. The Bloomberg Municipal Short 1-5 Years Index is a subset of the Municipal Bond Index, which is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.128111
A1 $0.138117
R6 $0.156134
Advisor $0.153234
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.66% 0.81%
Advisor 0.41% 0.56%

Your Fund’s Expenses
Franklin Federal Limited-Term Tax-Free Income Fund
14
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,005.90 $3.23 $1,021.58 $3.25 0.65%
A1 $1,000 $1,006.40 $2.73 $1,022.07 $2.75 0.55%
R6 $1,000 $1,007.30 $1.84 $1,022.96 $1.86 0.37%
Advisor $1,000 $1,006.20 $1.98 $1,022.83 $1.99 0.40%

15
franklintempleton.com
Annual Report
Franklin High Yield Tax-Free Income Fund
This annual report for Franklin High Yield Tax-Free Income
Fund covers the fiscal year ended February 28, 2023 .
Your Fund’s Goals and Main Investments
The Fund seeks to provide investors with a high current yield exempt from federal income taxes by normally investing at
least 80% of its net assets in securities that pay interest free from such taxes.
1
Its secondary goal is capital appreciation
to the extent possible and consistent with the Fund’s
principal investment goal.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.05 on February 28, 2022, to
$8.68 on February 28, 2023. The Fund’s Class A shares
paid dividends totaling 35.3990 cents per share for the
reporting period.
2
The Performance Summary beginning on
page 16 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 3.33%, based
on an annualization of the 2.5003 cents per share February
dividend and the maximum offering price of $9.02 on
February 28, 2023. An investor in the 2023 maximum federal
income tax bracket of 40.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 5.63% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
*Does not include cash and cash equivalents.
The Fund continued to seek high, current, tax-free income
for its shareholders during the reporting period. Consistent with our strategy, the Fund did not use leverage or credit
derivatives to boost short-term returns, and we were careful to not overexpose the portfolio to any one credit sector.
Thank you for your continued participation in Franklin High
Yield Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
2/28/23
% of Total
Investments*
Special Tax 24.38%
Industrial Dev. Revenue and Pollution Control 14.04%
Housing 12.75%
Health Care 10.93%
Transportation 9.66%
Utilities 6.70%
Local 6.24%
Education 5.10%
Refunded 4.91%
State General Obligation 2.55%
Other Revenue Bonds 1.17%
Lease 1.16%
Exchange Traded Fund 0.41%
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
80
.

Performance Summary as of February 28, 2023
Franklin High Yield Tax-Free Income Fund
16
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -10.15% -13.51%
5-Year +6.24% +0.45%
10-Year +19.75% +1.43%
Advisor
1-Year -9.89% -9.89%
5-Year +7.37% +1.43%
10-Year +21.60% +1.97%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 3.33% 5.63% 4.15% 7.01%
Advisor 3.68% 6.22% 4.56% 7.70%
See page 18 for Performance Summary footnotes.

Franklin High Yield Tax-Free Income Fund
Performance Summary
17
franklintempleton.com
Annual Report
See page 18 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13–2/28/23)
Advisor Class
(2/28/13–2/28/23)

Franklin High Yield Tax-Free Income Fund
Performance Summary
18
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/23.
7. Taxable equivalent distribution rate and yield assume the 2023 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.353990
A1 $0.367517
C $0.316690
R6 $0.380332
Advisor $0.376465
Total Annual Operating Expenses
10
Share Class
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin High Yield Tax-Free Income Fund
19
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $979.70 $4.64 $1,020.11 $4.74 0.95%
A1 $1,000 $980.50 $3.86 $1,020.90 $3.93 0.79%
C $1,000 $977.10 $6.48 $1,018.24 $6.61 1.32%
R6 $1,000 $980.10 $3.15 $1,021.62 $3.21 0.64%
Advisor $1,000 $981.00 $3.36 $1,021.41 $3.43 0.68%

20
franklintempleton.com
Annual Report
Franklin Massachusetts Tax-Free Income Fund
This annual report for Franklin Massachusetts Tax-Free
Income Fund covers the fiscal year ended February 28,
2023 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Massachusetts personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.48 on February 28, 2022,
to $10.41 on February 28, 2023. The Fund’s Class A shares
paid dividends totaling 22.9458 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 22 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.11%,
based on an annualization of the 1.9056 cents per share
February dividend and the maximum offering price of $10.82
on February 28, 2023. An investor in the 2023 maximum
combined effective federal and Massachusetts personal
income tax bracket of 45.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 3.89% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*Does not include cash and cash equivalents.
Commonwealth Update
During the 12-month period, Massachusetts’ economy
slowed, although growth rebounded in the third quarter of
2022. Massachusetts benefits from a diverse, well-educated
economic base and has a history of resilience through
economic cycles. Massachusetts’ unemployment rate began
the period at 3.9% and ended at 3.7%, compared with the
3.6% national rate. Following a historic surplus from the
fiscal year (FY) 2022 budget, the governor signed a budget
for FY 2023, which included significant new education
spending and allocated funds for a permanent tax reduction.
Massachusetts’ net tax-supported debt was $6,825 per
capita and 8.3% of personal income, well above the $1,179
and 2.1% national medians, respectively.
3
Independent
credit rating agency Moody’s Investors Service maintained
Massachusetts’ general obligations bonds’ Aa1 rating with
a stable outlook.
4
The rating reflected Moody’s view of the
commonwealth’s large economy focused on important
knowledge sectors, strong financial management, adequate
reserves and a highly educated workforce. According to
Moody’s, credit challenges facing Massachusetts included
combined debt and pension liabilities that are the seventh
highest in the nation relative to gross domestic product and above average exposure to climate risks. Moody’s stable
Portfolio Composition
2/28/23
% of Total
Investments*
Education 29.54%
Health Care 17.01%
Transportation 11.11%
Local 8.92%
Housing 8.74%
Special Tax 7.97%
Utilities 4.80%
State General Obligation 4.38%
Refunded 4.05%
Other Revenue Bonds 2.40%
Lease 0.93%
Industrial Dev. Revenue and Pollution Control 0.15%
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – U.S.: Debt, pension and OPEB liabilities all up in fiscal 2021, 9/7/22 .
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 134 .

Franklin Massachusetts Tax-Free Income Fund
21
franklintempleton.com
Annual Report
outlook reflected its assessment that the commonwealth will
continue its trend of strong financial management.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Massachusetts Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2023
Franklin Massachusetts Tax-Free Income Fund
22
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -7.32% -10.80%
5-Year +2.31% -0.31%
10-Year +14.01% +0.93%
Advisor
1-Year -7.01% -7.01%
5-Year +3.43% +0.68%
10-Year +15.96% +1.49%
30-Day Standardized Yield
8
Taxable Equivalent
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.11% 3.89% 2.66% 2.65% 4.91% 4.89%
Advisor 2.43% 4.48% 3.02% 3.01% 5.57% 5.55%
See page 24 for Performance Summary footnotes.

Franklin Massachusetts Tax-Free Income Fund
Performance Summary
23
franklintempleton.com
Annual Report
See page 24 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13–2/28/23)
Advisor Class
(2/28/13–2/28/23)

Franklin Massachusetts Tax-Free Income Fund
Performance Summary
24
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Al investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/23 without Board consent. Actual expenses may be higher and may impact portfolio returns
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and Massachusetts personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.229458
A1 $0.245263
C $0.186430
R6 $0.260466
Advisor $0.255804
Total Annual Operating Expenses
10
Share Class
A 0.88%
Advisor 0.63%

Your Fund’s Expenses
Franklin Massachusetts Tax-Free Income Fund
25
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,001.80 $4.44 $1,020.35 $4.49 0.90%
A1 $1,000 $1,002.60 $3.70 $1,021.10 $3.73 0.74%
C $1,000 $998.90 $6.38 $1,018.41 $6.44 1.29%
R6 $1,000 $1,004.20 $3.06 $1,021.74 $3.09 0.62%
Advisor $1,000 $1,003.10 $3.21 $1,021.59 $3.24 0.65%

26
franklintempleton.com
Annual Report
Franklin New Jersey Tax-Free Income Fund
This annual report for Franklin New Jersey Tax-Free Income
Fund covers the fiscal year ended February 28, 2023 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and New Jersey personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its net assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.18 on February 28, 2022, to
$10.11 on February 28, 2023. The Fund’s Class A shares
paid dividends totaling 27.3011 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 28 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.56%,
based on an annualization of the 2.2434 cents per share
February dividend and the maximum offering price of $10.50
on February 28, 2023. An investor in the 2023 maximum
combined effective federal and New Jersey personal income
tax bracket of 51.55% (including 3.80% Medicare tax) would
need to earn a distribution rate of 5.28% from a taxable
investment to match the Fund’s Class A tax free distribution rate.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, New Jersey’s economy slowed,
although growth rebounded in the third quarter of 2022,
consistent with a national recovery. New Jersey’s economy
benefits from a comparatively wealthy tax base and its
strategic location close to major East Coast commercial
centers. The state’s unemployment rate began the period at
4.6% and ended at 3.5%, compared with the 3.6% national
rate. New Jersey’s governor signed a fiscal year (FY) 2023
budget that provided significant property tax relief and a full payment to the state’s public worker pension fund, while also increasing spending on education. New Jersey’s net tax-
supported debt was $5,410 per capita and 7.2% of personal
income, well above the $1,179 and 2.1% national medians,
respectively.
3
Independent credit rating agency Moody’s
Investors Service upgraded New Jersey’s general obligation
bonds to an A2 rating and subsequently upgraded its outlook
from stable to positive.
4
Moody’s upgrade reflects its view of
New Jersey’s improved financial position and commitment
to making actuarially determined pension contributions and
to controlling pension liability growth. According to Moody’s, challenges included its large long-term liabilities and
significant recent growth in outlays. Moody’s positive outlook reflected its assessment that New Jersey will continue its
Portfolio Composition
2/28/23
% of Total
Investments*
Transportation 26.19%
Education 21.20%
Health Care 15.51%
Lease 9.65%
Housing 8.99%
Local 5.92%
Industrial Dev. Revenue and Pollution Control 4.24%
Refunded 2.68%
Special Tax 2.33%
Utilities 2.20%
State General Obligation 1.10%
*
Does not include cash and cash equivalents.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – U.S.: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
144
.

Franklin New Jersey Tax-Free Income Fund
27
franklintempleton.com
Annual Report
current practices for managing reserves and long-term
liabilities.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin New
Jersey Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2023
Franklin New Jersey Tax-Free Income Fund
28
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -7.13% -10.61%
5-Year +4.32% +0.08%
10-Year +11.18% +0.68%
Advisor
1-Year -6.81% -6.81%
5-Year +5.46% +1.07%
10-Year +12.99% +1.23%
30-Day Standardized Yield
8
Taxable Equivalent
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.56% 5.28% 2.97% 2.96% 6.13% 6.11%
Advisor 2.87% 5.92% 3.34% 3.33% 6.89% 6.87%
See page 30 for Performance Summary footnotes.

Franklin New Jersey Tax-Free Income Fund
Performance Summary
29
franklintempleton.com
Annual Report
See page 30 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13–2/28/23)
Advisor Class
(2/28/13–2/28/23)

Franklin New Jersey Tax-Free Income Fund
Performance Summary
30
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/23 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and New Jersey personal income tax rate of 51.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.273011
A1 $0.288523
C $0.230958
R6 $0.303085
Advisor $0.298640
Total Annual Operating Expenses
10
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin New Jersey Tax-Free Income Fund
31
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
2
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,002.90 $4.18 $1,020.62 $4.21 0.84%
A1 $1,000 $1,003.70 $3.43 $1,021.37 $3.46 0.69%
C $1,000 $1,000.90 $6.12 $1,018.68 $6.17 1.23%
R6 $1,000 $1,004.40 $2.76 $1,022.04 $2.78 0.56%
Advisor $1,000 $1,005.10 $2.98 $1,021.83 $3.00 0.60%

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.82 $12.22 $12.39 $11.98 $11.87
Income from investment operations
c
:
Net investment income
d
......................... 0.26 0.23 0.26 0.27 0.15
Net realized and unrealized gains (losses) ........... (0.82) (0.40) (0.17) 0.43 0.11
Total from investment operations .................... (0.56) (0.17) 0.09 0.70 0.26
Less distributions from:
Net investment income .......................... (0.24) (0.23) (0.26) (0.29) (0.15)
Net asset value, end of year ....................... $11.02 $11.82 $12.22 $12.39 $11.98
Total return
e
................................... (4.70)% (1.42)% 0.72% 5.92% 2.20%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.83% 0.80% 0.80% 0.81% 0.80%
Expenses net of waiver and payments by affiliates
g
...... 0.71% 0.70% 0.70% 0.71% 0.71%
Net investment income ........................... 2.31% 1.89% 2.09% 2.28% 2.56%
Supplemental data
Net assets, end of year (000’s) ..................... $707,816 $754,463 $629,566 $407,125 $182,330
Portfolio turnover rate ............................ 24.76% 22.05% 18.84% 14.78% 2.57%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.81 $12.21 $12.38 $11.96 $11.94
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.25 0.28 0.30 0.32
Net realized and unrealized gains (losses) ........... (0.81) (0.40) (0.17) 0.43 0.02
Total from investment operations .................... (0.54) (0.15) 0.11 0.73 0.34
Less distributions from:
Net investment income .......................... (0.26) (0.25) (0.28) (0.31) (0.32)
Net asset value, end of year ....................... $11.01 $11.81 $12.21 $12.38 $11.96
Total return
d
................................... (4.56)% (1.27)% 0.87% 6.17% 2.91%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.68% 0.65% 0.65% 0.66% 0.65%
Expenses net of waiver and payments by affiliates
e
...... 0.56% 0.55% 0.55% 0.56% 0.56%
Net investment income ........................... 2.45% 2.05% 2.26% 2.43% 2.71%
Supplemental data
Net assets, end of year (000’s) ..................... $864,508 $1,265,052 $1,403,417 $1,516,009 $1,575,494
Portfolio turnover rate ............................ 24.76% 22.05% 18.84% 14.78% 2.57%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.85 $12.24 $12.42 $12.00 $11.98
Income from investment operations
b
:
Net investment income
c
......................... 0.21 0.18 0.21 0.23 0.26
Net realized and unrealized gains (losses) ........... (0.81) (0.39) (0.18) 0.43 0.02
Total from investment operations .................... (0.60) (0.21) 0.03 0.66 0.28
Less distributions from:
Net investment income .......................... (0.20) (0.18) (0.21) (0.24) (0.26)
Net asset value, end of year ....................... $11.05 $11.85 $12.24 $12.42 $12.00
Total return
d
................................... (5.07)% (1.73)% 0.24% 5.58% 2.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.23% 1.20% 1.20% 1.21% 1.20%
Expenses net of waiver and payments by affiliates
e
...... 1.11% 1.10% 1.10% 1.11% 1.11%
Net investment income ........................... 1.88% 1.50% 1.72% 1.88% 2.16%
Supplemental data
Net assets, end of year (000’s) ..................... $42,983 $67,008 $121,312 $203,994 $262,612
Portfolio turnover rate ............................ 24.76% 22.05% 18.84% 14.78% 2.57%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
In
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.84 $12.24 $12.41 $11.99 $11.97
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.27 0.30 0.32 0.34
Net realized and unrealized gains (losses) ........... (0.81) (0.40) (0.18) 0.43 0.02
Total from investment operations .................... (0.52) (0.13) 0.12 0.75 0.36
Less distributions from:
Net investment income .......................... (0.28) (0.27) (0.29) (0.33) (0.34)
Net asset value, end of year ....................... $11.04 $11.84 $12.24 $12.41 $11.99
Total return .................................... (4.40)% (1.12)% 1.03% 6.33% 3.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.53% 0.50% 0.50% 0.50% 0.49%
Expenses net of waiver and payments by affiliates
d
...... 0.40% 0.40% 0.40% 0.40% 0.39%
Net investment income ........................... 2.60% 2.19% 2.41% 2.59% 2.88%
Supplemental data
Net assets, end of year (000’s) ..................... $135,524 $257,641 $414,751 $410,541 $417,612
Portfolio turnover rate ............................ 24.76% 22.05% 18.84% 14.78% 2.57%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.84 $12.24 $12.41 $11.99 $11.97
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.26 0.29 0.31 0.33
Net realized and unrealized gains (losses) ........... (0.81) (0.40) (0.17) 0.43 0.02
Total from investment operations .................... (0.53) (0.14) 0.12 0.74 0.35
Less distributions from:
Net investment income .......................... (0.27) (0.26) (0.29) (0.32) (0.33)
Net asset value, end of year ....................... $11.04 $11.84 $12.24 $12.41 $11.99
Total return .................................... (4.45)% (1.17)% 0.97% 6.27% 3.00%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.55% 0.55% 0.56% 0.55%
Expenses net of waiver and payments by affiliates ....... 0.46% 0.45%
d
0.45%
d
0.46%
d
0.46%
d
Net investment income ........................... 2.53% 2.14% 2.36% 2.53% 2.81%
Supplemental data
Net assets, end of year (000’s) ..................... $633,982 $1,126,152 $1,153,049 $1,277,185 $1,103,570
Portfolio turnover rate ............................ 24.76% 22.05% 18.84% 14.78% 2.57%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a a
Shares
a
Value
a
Management Investment Companies 2.1%
Capital Markets 2.1%
a
Franklin Municipal Green Bond ETF ..................................... 2,115,000 $ 49,469,850
Total Management Investment Companies (Cost $57,603,313) ....................
49,469,850
Principal
Amount
a a a a
Municipal Bonds 95.9%
Alabama 3.2%
b
Black Belt Energy Gas District ,
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... $ 7,000,000 6,808,197
Revenue, 2022 C-1, Mandatory Put, 5.25%, 6/01/29 ........................ 8,570,000 9,048,483
Revenue, 2022 E, Mandatory Put, 5%, 6/01/28 ............................ 7,000,000 7,348,627
Revenue, 2022 F, Mandatory Put, 5.5%, 12/01/28 ......................... 6,970,000 7,363,482
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/28 ........................................................ 500,000 536,202
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/29 ........................................................ 485,000 525,505
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/30 ........................................................ 425,000 465,691
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,138,477
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/27 ....... 4,920,000 5,089,855
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/28 ....... 5,000,000 5,182,766
Madison City Board of Education ,
Special Tax, 2019, 4%, 2/01/33 ....................................... 2,855,000 2,986,292
Special Tax, 2019, 4%, 2/01/34 ....................................... 2,970,000 3,087,785
Special Tax, 2019, 4%, 2/01/35 ....................................... 3,095,000 3,179,621
Special Tax, 2019, 4%, 2/01/37 ....................................... 3,350,000 3,374,208
b
Southeast Energy Authority A Cooperative District ,
Revenue, 2022 A-1, Mandatory Put, 5.5%, 12/01/29 ........................ 4,585,000 4,916,633
Revenue, 2022 B-2, Mandatory Put, 4.839%, 8/01/28 ....................... 15,000,000 14,990,409
77,042,233
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue, 2020, Refunding, 4%, 12/01/35 ................................ 1,710,000 1,746,098
Revenue, 2020, Refunding, 4%, 12/01/37 ................................ 1,305,000 1,311,625
3,057,723
Arizona 4.2%
Arizona Department of Transportation , State Highway Fund , Revenue , 2015 ,
Refunding , 5% , 7/01/29 ............................................. 10,920,000 11,173,827
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/29 ....................................................... 1,100,000 1,174,220
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/30 ....................................................... 600,000 640,464
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/31 ....................................................... 630,000 672,801
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/32 ....................................................... 1,000,000 1,064,421
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/35 ....................................................... 1,115,000 1,166,969
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/36 ....................................................... 1,250,000 1,300,769

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/37 ....................................................... $ 1,050,000 $ 1,088,650
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/37 ....................................................... 1,105,000 1,050,607
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/38 ....................................................... 600,000 567,762
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 4%,
11/01/41 ....................................................... 6,000,000 5,497,497
KIPP New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/27 ............ 160,000 166,563
KIPP New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/28 ............ 170,000 177,374
KIPP New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/29 ............ 160,000 166,942
KIPP New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/30 ............ 185,000 192,748
KIPP New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/31 ............ 195,000 202,842
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/27 .......... 55,000 57,546
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/28 .......... 60,000 63,428
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/29 .......... 60,000 64,000
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/30 .......... 65,000 69,725
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/31 .......... 70,000 75,409
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/35 ..... 500,000 556,737
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/36 ..... 750,000 825,469
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/37 ..... 600,000 654,781
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/38 ..... 1,000,000 1,080,499
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 3%, 2/01/39 ..... 1,200,000 999,948
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............
2,500,000 2,658,482
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 5%, 7/01/30 ............... 10,000,000 10,818,183
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/35 ........................ 7,500,000 7,950,092
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/36 ........................ 6,225,000 6,551,171
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/35 .................................................. 3,340,000 3,596,688
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/36 .................................................. 6,380,000 6,820,827
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/39 .................................................. 6,365,000 6,734,407
Glendale Industrial Development Authority ,
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/30 ...... 525,000 593,546
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/31 ...... 425,000 478,460
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/32 ...... 525,000 589,666
c
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-3 , 5.125% , 11/15/29 ...... 3,000,000 2,985,489
Maricopa County Industrial Development Authority ,
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/30 ....... 850,000 926,097
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/31 ....... 1,000,000 1,086,039
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/32 ....... 1,000,000 1,084,089
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/33 ....... 800,000 864,399
Pima County Regional Transportation Authority ,
Excise Tax, Revenue, 2014, 5%, 6/01/24 ................................ 3,385,000 3,400,736
Excise Tax, Revenue, 2014, 5%, 6/01/26 ................................ 7,180,000 7,209,702
Scottsdale Municipal Property Corp. ,
City of Scottsdale Excise Tax, Revenue, 2015, Refunding, 5%, 7/01/26 .......... 2,580,000 2,691,065
City of Scottsdale Excise Tax, Revenue, 2015, Pre-Refunded, 5%, 7/01/28 ....... 3,325,000 3,473,480
101,264,616

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas 0.5%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/35 ........................................................ $ 4,630,000 $ 4,825,501
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/36 ........................................................ 3,625,000 3,737,133
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,275,824
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,017,469
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,011,605
11,867,532
California 5.0%
Bay Area Toll Authority ,
Revenue, 2017 S-7, Refunding, 4%, 4/01/31 ............................. 7,000,000 7,321,124
Revenue, 2017 S-7, Refunding, 4%, 4/01/33 ............................. 5,000,000 5,205,355
b
California Community Choice Financing Authority ,
Revenue, 2021 A, Mandatory Put, 4%, 12/01/27 ........................... 2,000,000 1,991,861
Revenue, 2023 C, Mandatory Put, 5.25%, 10/01/31 ........................ 11,000,000 11,453,662
c
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 6,800,000 5,661,495
b
California Infrastructure & Economic Development Bank ,
California Academy of Sciences, Revenue, 2018 B, Refunding, Mandatory Put,
3.77%, 8/01/24 .................................................. 2,000,000 1,975,836
c
DesertXpress Enterprises LLC, Revenue, 144A, 2020 A, Mandatory Put, 3.65%,
1/31/24 ........................................................ 5,000,000 4,981,693
California Statewide Communities Development Authority ,
Emanate Health Obligated Group, Revenue, 2020 A, 5%, 4/01/35 ............. 1,300,000 1,405,061
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/37 ............. 700,000 688,543
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/38 ............. 1,350,000 1,315,516
Southern California Edison Co., Revenue, 2010 A, Refunding, 1.75%, 9/01/29 .... 7,000,000 5,875,837
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/34 ......................... 10,605,000 11,152,789
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/35 ......................... 11,000,000 11,534,042
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 5,500,000 4,336,391
c
CSCDA Community Improvement Authority , Waterscape Apartments , Revenue , 144A,
2021 B , 4% , 9/01/46 ............................................... 4,825,000 3,915,154
Golden State Tobacco Securitization Corp. ,
Revenue, 2021 B-1, Refunding, 1.85%, 6/01/31 ........................... 705,000 699,093
Revenue, 2021 B-1, Refunding, 3.85%, 6/01/50 ........................... 5,000,000 4,452,794
Los Angeles Department of Water & Power ,
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/31 ................... 8,220,000 8,933,384
Power System, Revenue, 2017 C, 5%, 7/01/32 ............................ 4,615,000 5,057,478
Power System, Revenue, 2017 C, 5%, 7/01/33 ............................ 3,960,000 4,327,576
Power System, Revenue, 2017 C, 5%, 7/01/34 ............................ 4,080,000 4,436,176
Los Angeles Unified School District , GO , 2018 B-1 , 5% , 7/01/32 ................
8,000,000 8,850,135
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 4% , 8/01/37 ........................................ 1,250,000 1,293,355
d
Southern California Public Power Authority , Revenue , FRN , 2007 B , 4.695% , ( 3-month
USD LIBOR + 1.47% ), 11/01/38 ....................................... 3,000,000 2,665,658
119,530,008
Colorado 4.5%
City & County of Denver ,
Airport System, Revenue, 2022 D, Refunding, 5.75%, 11/15/41 ............... 5,325,000 6,005,248

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City & County of Denver, (continued)
Airport System, Revenue, B, 5.25%, 11/15/26 ............................. $ 5,000,000 $ 5,069,447
Airport System, Revenue, B, 5.25%, 11/15/27 ............................. 4,250,000 4,311,823
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/29 ....................................................... 650,000 707,240
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/30 ....................................................... 700,000 768,876
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/32 ....................................................... 750,000 817,773
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/33 ....................................................... 1,000,000 1,086,048
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/34 ....................................................... 1,100,000 1,189,878
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/33 2,000,000 2,143,895
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/36 8,500,000 8,892,817
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/37 2,250,000 2,144,193
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/39 1,250,000 1,165,060
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 2,000,000 2,151,579
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 3,000,000 3,215,842
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 4,500,000 4,751,732
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/38 2,000,000 2,073,072
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/39 5,500,000 5,665,816
CommonSpirit Health Obligated Group, Revenue, 2022 A, 5%, 11/01/40 ......... 3,000,000 3,115,050
c
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5% , 12/01/32 .. 1,000,000 1,006,982
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
31,105,000 33,829,798
Regional Transportation District ,
COP, 2013 A, Refunding, 5%, 6/01/26 .................................. 14,000,000 14,054,775
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/33 ........ 1,000,000 1,004,586
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/35 ........ 1,400,000 1,377,737
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 436,269
106,985,536
Connecticut 1.6%
City of Stamford ,
GO, 2019, 3%, 6/01/35 ............................................. 3,025,000 2,824,632
GO, 2019, 3%, 6/01/36 ............................................. 3,025,000 2,742,850
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/38 .......... 2,500,000 2,410,706
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/33 ..... 5,000,000 5,202,344
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/35 ..... 250,000 235,861
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/36 ..... 4,750,000 4,394,873
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/32 ..................... 700,000 774,900
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/33 ..................... 625,000 687,552
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/34 ..................... 725,000 793,651
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/26 ... 200,000 207,463
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/27 ... 250,000 262,490
State of Connecticut ,
GO, 2020 C, 4%, 6/01/34 ............................................ 1,500,000 1,573,767
GO, 2021 A, 3%, 1/15/33 ............................................ 3,500,000 3,320,907
Special Tax, 2020 A, 4%, 5/01/36 ...................................... 3,500,000 3,560,130
University of Connecticut ,
Revenue, 2016 A, 5%, 3/15/30 ........................................ 3,075,000 3,239,915
Revenue, 2016 A, 5%, 3/15/31 ........................................ 5,025,000 5,291,515
37,523,556

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 7.0%
Alachua County Health Facilities Authority ,
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/31 ....................................................... $ 5,000,000 $ 5,412,150
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/32 ....................................................... 1,600,000 1,730,235
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/33 ....................................................... 3,445,000 3,693,445
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/35 ....................................................... 2,350,000 2,471,772
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/30 ............................................ 1,000,000 1,005,599
c
Capital Trust Agency, Inc. ,
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 5,345,000 4,422,287
Revenue, 144A, 2021 A-2, 5.1%, 12/01/31 ............................... 1,850,000 1,575,610
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1 T, 5.05%, 7/01/34 .......... 855,000 729,565
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/30 ......................................................... 255,000 219,776
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 5,873,243
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,640,911
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/01/39 ..................................................... 1,650,000 1,562,610
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/40 ........................................................ 2,500,000 2,014,179
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2021 B-1, 2%, 1/01/29 4,300,000 3,607,645
City of Port St. Lucie ,
Utility System, Revenue, 2016, Refunding, 4%, 9/01/30 ..................... 1,500,000 1,543,637
Utility System, Revenue, 2016, Refunding, 4%, 9/01/31 ..................... 1,635,000 1,684,907
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,097,763
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/38 .................................................. 700,000 685,765
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/39 .................................................. 500,000 486,875
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/40 .................................................. 1,000,000 1,031,159
Escambia County Health Facilities Authority , Baptist Hospital, Inc. Obligated Group ,
Revenue , 2020 A , Refunding , 5% , 8/15/34 ............................... 1,000,000 1,044,928
Greater Orlando Aviation Authority ,
Revenue, 2019 A, 5%, 10/01/33 ....................................... 10,500,000 11,329,931
Revenue, 2019 A, 4%, 10/01/35 ....................................... 5,000,000 4,975,411
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/32 ............. 185,000 181,150
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/33 ............. 300,000 286,296
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/34 ............. 245,000 228,382
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/35 ............. 255,000 233,484
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/36 ............. 260,000 232,371
JEA Water & Sewer System ,
Revenue, 2014 A, 5%, 10/01/26 ....................................... 1,455,000 1,482,044
Revenue, 2014 A, 5%, 10/01/27 ....................................... 5,130,000 5,222,609
Revenue, 2014 A, 5%, 10/01/29 ....................................... 1,205,000 1,225,982
Revenue, 2017 A, Refunding, 5%, 10/01/31 .............................. 17,435,000 19,074,050
Lee Memorial Health System ,
Lee Memorial Health System Obligated Group, Revenue, A-1, Refunding, 4%,
4/01/37 ........................................................ 5,000,000 4,912,929
Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 4/01/49 ................ 12,000,000 10,559,362

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-1 , Zero Cpn., 5/01/57 $ 6,965,000 $ 5,833,187
Leon County School District , Revenue , 2014 , 5% , 9/01/25 .....................
6,040,000 6,095,765
Middleton Community Development District A , Special Assessment , 2022 , 5.45% ,
5/01/32 ......................................................... 1,000,000 1,017,320
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/28 ..... 1,000,000 1,062,938
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/30 ..... 2,875,000 3,050,691
Orlando Utilities Commission ,
Revenue, 2012 A, Refunding, 5%, 10/01/24 .............................. 2,405,000 2,474,394
Revenue, 2012 A, Refunding, 5%, 10/01/25 .............................. 2,000,000 2,098,491
Revenue, 2018 A, 5%, 10/01/33 ....................................... 1,755,000 1,908,209
Palm Beach County School District , COP , 2014 B , 5% , 8/01/25 .................
4,000,000 4,176,564
Poitras East Community Development District ,
Special Assessment, 2023, 4.2%, 5/01/33 ............................... 800,000 781,192
Special Assessment, 2023, 5%, 5/01/43 ................................. 2,000,000 1,921,287
River Hall Community Development District , Special Assessment , 2021 A-1 , Refunding ,
3% , 5/01/31 ...................................................... 500,000 435,752
State of Florida ,
GO, 2015 E, Refunding, 4%, 6/01/33 ................................... 11,855,000 12,142,102
GO, 2017 C, Refunding, 4%, 6/01/32 ................................... 7,855,000 8,220,037
GO, 2017 C, Refunding, 4%, 6/01/33 ................................... 5,000,000 5,218,585
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 2,942,809
167,857,385
Georgia 5.5%
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/27 ........................................................ 7,000,000 7,101,257
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/28 ........................................................ 5,100,000 5,177,689
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/26 ............... 5,165,000 5,388,271
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/33 .............. 6,750,000 7,366,066
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/34 .............. 3,000,000 3,260,465
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/32 900,000 920,183
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/33 565,000 575,192
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/34 450,000 456,273
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/35 865,000 875,523
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 1,400,000 1,394,731
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/32 250,000 255,607
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/33 250,000 254,510
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/34 275,000 278,833
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/35 275,000 278,345
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/36 275,000 273,965
Development Authority for Fulton County ,
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/28 ................... 3,785,000 3,911,215
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/29 ................... 4,385,000 4,527,382
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/30 ................... 4,805,000 4,959,968
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,083,351
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/27 ........................................................ 1,750,000 1,846,557
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/28 ........................................................ 2,100,000 2,223,190
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/29 ........................................................ 2,000,000 2,122,565

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Gainesville & Hall County Hospital Authority, (continued)
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/30 ........................................................ $ 1,000,000 $ 1,061,961
Main Street Natural Gas, Inc. ,
Revenue, 2021 C, 4%, 12/01/25 ....................................... 1,000,000 992,611
b
Revenue, 2021 C, Mandatory Put, 4%, 12/01/28 ........................... 5,000,000 4,935,583
b
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 10,000,000 9,817,335
b,c
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 7,000,000 6,657,328
b
Revenue, 2023 A, Mandatory Put, 5%, 6/01/30 ............................ 10,000,000 10,406,735
b
Revenue, 2023 B, Mandatory Put, 5%, 3/01/30 ............................ 31,495,000 33,304,599
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, 5%, 1/01/30 ........................................ 1,000,000 1,079,580
Revenue, 2019 A, 5%, 1/01/31 ........................................ 600,000 647,983
Revenue, 2019 A, 5%, 1/01/32 ........................................ 500,000 539,615
Revenue, 2019 A, 5%, 1/01/33 ........................................ 1,000,000 1,077,388
Revenue, 2019 B, 5%, 1/01/29 ........................................ 500,000 531,149
Revenue, 2019 B, 5%, 1/01/30 ........................................ 480,000 506,913
Revenue, 2019 B, 5%, 1/01/31 ........................................ 700,000 737,789
Revenue, 2019 B, 5%, 1/01/32 ........................................ 750,000 788,103
Revenue, 2019 B, 5%, 1/01/33 ........................................ 1,045,000 1,094,690
Revenue, 2019 B, 5%, 1/01/34 ........................................ 700,000 729,744
130,440,244
Hawaii 1.1%
State of Hawaii ,
GO, EO, 5%, 8/01/28 ............................................... 21,695,000 22,254,308
Airports System, Revenue, 2020 A, 4%, 7/01/35 ........................... 4,420,000 4,281,818
26,536,126
Illinois 6.9%
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/35 ..................... 4,000,000 4,069,260
Revenue, Senior Lien, 2020 E, Refunding, 4%, 1/01/35 ..................... 1,560,000 1,587,011
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/32 .................................. 1,500,000 1,632,432
GO, 2020 F-2, Refunding, 5%, 1/01/33 .................................. 3,000,000 3,252,285
GO, 2020 F-2, Refunding, 4%, 1/01/34 .................................. 1,100,000 1,103,007
GO, 2020 F-2, Refunding, 5%, 1/01/35 .................................. 2,375,000 2,550,832
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/28 ......................................................... 1,750,000 1,868,668
City of Berwyn , GO , 2022 B , Refunding , AGMC Insured , 4% , 12/01/41 ...........
6,000,000 5,628,271
City of Chicago ,
GO, 1999, NATL Insured, Zero Cpn., 1/01/31 ............................. 4,000,000 2,882,440
GO, 2003 B, Refunding, 5%, 1/01/26 ................................... 1,795,000 1,819,945
GO, 2020 A, Refunding, 5%, 1/01/29 ................................... 2,500,000 2,585,348
GO, 2021 A, Refunding, 5%, 1/01/33 ................................... 9,500,000 9,854,435
GO, 2021 B, Refunding, 4%, 1/01/35 ................................... 4,295,000 3,996,638
GO, 2021 B, Refunding, 4%, 1/01/38 ................................... 5,150,000 4,594,976
GO, 2023 A, 5%, 1/01/35 ............................................ 10,000,000 10,360,435
City of Galesburg ,
Knox College, Revenue, 2021 A, Refunding, 4%, 10/01/36 ................... 1,125,000 1,063,062
Knox College, Revenue, 2021 A, Refunding, 4%, 10/01/41 ................... 1,475,000 1,311,386
County of Cook , Sales Tax , Revenue , 2021 A , Refunding , 4% , 11/15/40 ...........
5,250,000 4,954,831
Illinois Finance Authority ,
Carle Foundation Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 8/15/40 12,645,000 12,025,118
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/28 ......... 1,065,000 970,485
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/29 ......... 1,100,000 984,199

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/30 ......... $ 1,310,000 $ 1,150,770
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/31 ......... 1,095,000 944,387
Northwestern University, Revenue, 2015, 5%, 12/01/28 ..................... 1,675,000 1,868,721
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/25 ..
1,000,000 980,906
Northern Illinois University ,
Revenue, 2021, BAM Insured, 4%, 10/01/41 ............................. 400,000 373,978
Revenue, 2021, BAM Insured, 4%, 10/01/43 ............................. 2,075,000 1,922,088
Railsplitter Tobacco Settlement Authority , Revenue , 2017 , 5% , 6/01/26 ...........
3,500,000 3,679,063
State of Illinois ,
GO, 2013 A, AGMC Insured, 5%, 4/01/25 ................................ 18,000,000 18,015,266
GO, 2014, AGMC Insured, 5%, 2/01/26 ................................. 5,650,000 5,727,994
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 1,000,000 1,030,846
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 2,250,000 2,340,534
GO, 2017 D, 3.25%, 11/01/26 ......................................... 750,000 733,190
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 1,125,000 1,185,898
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 1,500,000 1,572,403
GO, 2018 B, Refunding, 5%, 10/01/32 .................................. 1,120,000 1,170,624
GO, 2019 B, 5%, 11/01/30 ........................................... 1,125,000 1,192,225
GO, 2019 B, 4%, 11/01/38 ........................................... 1,030,000 958,070
GO, 2020 C, 4%, 10/01/37 ........................................... 8,170,000 7,682,093
GO, 2021 A, 5%, 3/01/46 ............................................ 2,000,000 2,021,009
GO, 2021 B, 4%, 12/01/39 ........................................... 2,500,000 2,300,213
GO, 2022 A, 5%, 3/01/29 ............................................ 6,385,000 6,763,350
GO, 2022 B, 5%, 10/01/30 ........................................... 10,000,000 10,671,805
GO, 2022 C, 5.5%, 10/01/40 ......................................... 3,700,000 3,972,496
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/26 ............. 2,500,000 2,597,085
c
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 A , Refunding , 3.5% , 12/01/32 ...... 6,400,000 5,533,480
165,483,558
Indiana 1.5%
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,477,694
Indiana Finance Authority ,
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/26 .. 1,065,000 1,009,265
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/27 .. 1,150,000 1,071,376
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/28 .. 1,235,000 1,130,900
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/29 .. 1,330,000 1,196,912
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/30 .. 1,425,000 1,260,190
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 3,000,000 2,579,682
State Revolving Fund, Revenue, 2018 A, 5%, 2/01/35 ...................... 9,795,000 10,725,970
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding ,
AGMC Insured , 4% , 6/01/37 .......................................... 15,000,000 14,898,470
35,350,459
Iowa 1.0%
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/31 . 1,800,000 1,940,019
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/32 . 1,920,000 2,063,199
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/33 . 2,030,000 2,171,416
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/34 . 2,135,000 2,266,023
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/35 . 1,250,000 1,315,406
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/36 . 2,470,000 2,579,531
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/37 . 2,595,000 2,696,833
Iowa Tobacco Settlement Authority ,
Revenue, 2021 A-2, 1, Refunding, 4%, 6/01/49 ............................ 8,500,000 7,421,868

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Tobacco Settlement Authority, (continued)
Revenue, 2021 B-1, 2, Refunding, 4%, 6/01/49 ........................... $ 1,415,000 $ 1,385,398
23,839,693
Kansas 0.3%
State of Kansas , Department of Transportation , Revenue , 2014 A , 5% , 9/01/28 .....
8,000,000 8,226,432
Kentucky 1.3%
Eastern Kentucky University ,
Revenue, 2021 A, Refunding, 4%, 10/01/29 .............................. 1,355,000 1,415,157
Revenue, 2021 A, Refunding, 4%, 10/01/30 .............................. 1,410,000 1,482,318
Revenue, 2021 A, Refunding, 4%, 10/01/31 .............................. 1,470,000 1,555,353
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/34 ........................ 1,000,000 1,065,249
Kentucky Municipal Power Agency ,
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 1,500,000 1,558,004
Revenue, 2019 A, Refunding, 5%, 9/01/31 ............................... 1,500,000 1,617,317
Revenue, 2019 A, Refunding, 5%, 9/01/32 ............................... 1,600,000 1,722,875
Revenue, 2019 A, Refunding, 5%, 9/01/33 ............................... 1,000,000 1,074,787
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , BAM Insured , 5% , 5/01/32 ............................ 2,000,000 2,187,068
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/26 ......... 2,570,000 2,724,538
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/28 ......... 3,000,000 3,255,233
Paducah Electric Plant Board ,
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/29 .................. 5,500,000 5,797,910
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/31 .................. 5,500,000 5,765,727
31,221,536
Louisiana 3.6%
East Baton Rouge Sewerage Commission ,
Revenue, 2019 A, Refunding, 4%, 2/01/35 ............................... 1,310,000 1,337,129
Revenue, 2019 A, Refunding, 4%, 2/01/36 ............................... 2,000,000 2,018,262
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/36 .......
6,000,000 6,037,959
Lafayette Consolidated Government ,
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/25 ................... 2,400,000 2,510,701
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/27 ................... 3,500,000 3,646,874
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/29 ................... 4,685,000 4,868,252
c
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 9,900,000 8,534,820
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 3.5%, 12/01/32 ......................................... 1,960,000 1,666,093
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 3.75%, 10/01/38 4,592,712 3,620,302
Patriot Services Group Obligated Group, Revenue, 144A, 2021 B, 5.25%, 10/01/32 5,350,000 4,495,623
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/29 ....... 1,240,000 1,298,273
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/29 ........................................................ 10,000 10,565
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/30 ....... 995,000 1,042,189
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/30 ........................................................ 5,000 5,282
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/32 ....... 1,485,000 1,554,637
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/32 ........................................................ 15,000 15,847
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/28 1,000,000 1,059,579
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/29 2,000,000 2,123,740

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/30 $ 2,250,000 $ 2,390,470
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/31 1,745,000 1,854,000
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/32 1,750,000 1,858,043
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/33 2,000,000 2,119,003
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/36 ................. 4,750,000 5,187,981
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/37 ................. 2,000,000 2,165,202
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/38 ................. 3,120,000 3,366,380
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 2,500,000 2,341,720
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/35 ........................................ 1,000,000 1,043,422
Revenue, 2020 E, 5%, 4/01/36 ........................................ 1,495,000 1,548,363
Revenue, 2020 E, 5%, 4/01/37 ........................................ 1,065,000 1,097,956
Revenue, 2020 E, 5%, 4/01/38 ........................................ 1,000,000 1,027,516
Revenue, 2020 E, 5%, 4/01/39 ........................................ 2,750,000 2,820,118
State of Louisiana , GO , 2014 C , Refunding , 5% , 8/01/25 ......................
10,000,000 10,263,398
84,929,699
Maine 0.2%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group, Revenue, 2020 A, 5%, 7/01/35 ................ 1,000,000 1,082,126
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/36 ................ 1,000,000 998,696
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/37 ................ 1,150,000 1,127,811
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/38 ................ 2,690,000 2,614,507
5,823,140
Maryland 3.5%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ..................... 1,000,000 1,076,173
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ..................... 2,940,000 3,159,821
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ..................... 2,085,000 2,240,713
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ..................... 3,240,000 3,473,743
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/30 ............ 6,450,000 6,956,547
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/32 ............ 5,905,000 6,362,069
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/28 ...... 2,790,000 2,891,864
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/29 ...... 5,835,000 6,042,793
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ......................... 1,320,000 1,420,548
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ......................... 1,785,000 1,918,463
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ......................... 3,765,000 4,039,115
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ......................... 4,000,000 4,288,572
County of Anne Arundel , GO , 2015 , 5% , 4/01/29 ............................
7,495,000 7,844,715
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 4,581,210
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 3.25%, 7/01/39 500,000 399,481
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/40 .. 300,000 276,775
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/30 ............................................ 8,520,000 9,088,482
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/31 ............................................ 7,415,000 7,909,044
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/28 ............... 1,000,000 1,039,961
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/29 ............... 1,340,000 1,407,942
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/30 ............... 2,810,000 2,965,366
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/31 ............... 1,480,000 1,567,185

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Town of Chestertown, (continued)
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/32 ............... $ 1,550,000 $ 1,637,141
82,587,723
Massachusetts 1.9%
Commonwealth of Massachusetts ,
GO, A, Refunding, 5%, 7/01/28 ....................................... 7,500,000 7,846,199
GO, A, Refunding, 5%, 7/01/29 ....................................... 6,000,000 6,270,110
Massachusetts Development Finance Agency ,
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/30 ....................................................... 150,000 167,295
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/31 ....................................................... 475,000 524,449
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/32 ....................................................... 450,000 495,047
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/33 ....................................................... 525,000 575,996
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/34 ....................................................... 450,000 490,799
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/32 ........................................ 4,220,000 4,566,118
Revenue, 2019 C, 5%, 7/01/33 ........................................ 4,430,000 4,785,176
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 15,187,228
University of Massachusetts Building Authority , Revenue , 2017-3 , Refunding , 5% ,
11/01/32 ........................................................ 5,000,000 5,489,833
46,398,250
Michigan 1.6%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 5,100,315
Lansing School District ,
GO, 2016 I, 5%, 5/01/30 ............................................. 1,860,000 1,968,443
GO, 2016 I, 5%, 5/01/31 ............................................. 2,010,000 2,125,320
GO, 2016 I, 5%, 5/01/32 ............................................. 2,310,000 2,438,960
Michigan Finance Authority ,
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/35 ... 1,000,000 984,085
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Refunding, 5%, 12/01/34 8,200,000 8,659,084
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/33 ............. 5,100,000 5,187,155
Michigan Finance Authority, Revenue, 2008 C, 5%, 12/01/32 ................. 1,115,000 1,209,947
Michigan Finance Authority, Revenue, 2008 C, Pre-Refunded, 5%, 12/01/32 ...... 135,000 147,922
Trinity Health Corp. Obligated Group, Revenue, 2008 C, Refunding, 5%, 12/01/31 . 2,700,000 2,931,981
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
3,500,000 2,853,921
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,597,665
38,204,798
Mississippi 0.4%
Mississippi Home Corp. ,
c
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4%, 6/01/46 .. 8,143,623 5,948,281
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
3.65%, 6/01/33 .................................................. 101,412 85,234
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.15%, 6/01/46 .................................................. 400,000 299,555
c
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 144A,
2021 E-8, 5.5%, 6/01/36 ........................................... 2,540,000 2,055,600
8,388,670

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri 1.6%
Health & Educational Facilities Authority of the State of Missouri , Mercy Health ,
Revenue , 2018 A , Refunding , 5% , 6/01/31 ............................... $ 12,500,000 $ 13,670,495
Missouri Joint Municipal Electric Utility Commission ,
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/27 ................ 3,250,000 3,337,404
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/28 ................ 4,500,000 4,604,137
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/29 ................ 4,045,000 4,137,886
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/33 ................................. 2,745,000 2,813,442
Revenue, 2020, Refunding, 4%, 4/01/34 ................................. 2,180,000 2,218,531
Revenue, 2020, Refunding, 4%, 4/01/35 ................................. 1,575,000 1,581,522
Revenue, 2020, Refunding, 4%, 4/01/36 ................................. 3,205,000 3,148,169
Revenue, 2020, Refunding, 4%, 4/01/37 ................................. 2,000,000 1,934,093
37,445,679
Nebraska 0.2%
b
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 5,000,000 5,152,673
New Jersey 2.4%
Hudson County Improvement Authority , County of Hudson , Revenue , 2010 , Refunding ,
AGMC Insured , 5.375% , 10/01/24 ..................................... 2,050,000 2,118,988
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2022 A, 5%, 11/01/39 ................... 16,000,000 16,950,187
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 1,000,000 1,044,125
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/34 .... 5,000,000 5,242,273
New Jersey Educational Facilities Authority ,
State of New Jersey, Revenue, 2016 B, 5%, 9/01/36 ....................... 5,000,000 5,173,368
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 5%, 7/01/33 . 680,000 730,272
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 5%, 7/01/34 . 545,000 582,435
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 5%, 7/01/35 . 565,000 599,110
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/30 ............... 900,000 951,488
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/31 ............... 1,080,000 1,141,684
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 3,445,000 3,291,270
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 1,600,000 1,528,601
New Jersey Transportation Trust Fund Authority ,
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 6,200,000 6,200,530
Revenue, 2022 A, 4%, 6/15/41 ........................................ 7,500,000 7,058,038
New Jersey Turnpike Authority , Revenue , 2021 A , 4% , 1/01/42 .................
1,800,000 1,750,723
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 5%, 7/15/26 .......................... 275,000 290,583
GO, 2021, Refunding, BAM Insured, 5%, 7/15/27 .......................... 330,000 353,825
GO, 2021, Refunding, BAM Insured, 5%, 7/15/28 .......................... 325,000 353,274
GO, 2021, Refunding, BAM Insured, 5%, 7/15/29 .......................... 320,000 352,873
GO, 2021, Refunding, BAM Insured, 5%, 7/15/31 .......................... 400,000 452,029
GO, 2021, Refunding, BAM Insured, 5%, 7/15/32 .......................... 430,000 485,003
56,650,679
New Mexico 0.5%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 10,934,475
New York 7.2%
City of New York ,
GO, 2013 D, Refunding, 5%, 8/01/27 ................................... 10,000,000 10,019,820
GO, 2015 C, Refunding, 5%, 8/01/25 ................................... 2,000,000 2,071,543
GO, 2015 C, Refunding, 5%, 8/01/27 ................................... 7,500,000 7,764,039
GO, 2019 E, Refunding, 5%, 8/01/32 ................................... 2,000,000 2,225,224

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
City of New York, (continued)
GO, 2019 E, Refunding, 5%, 8/01/34 ................................... $ 3,500,000 $ 3,870,284
GO, 2021 C, 4%, 8/01/37 ............................................ 5,000,000 4,986,228
GO, 2023 A-1, 4%, 9/01/46 .......................................... 5,000,000 4,739,046
GO, A-1 2017 A, 5%, 8/01/29 ......................................... 10,000,000 10,565,290
Metropolitan Transportation Authority ,
b
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 7,000,000 7,424,051
Revenue, 2016 A-2, Refunding, 5%, 11/15/25 ............................. 21,090,000 21,819,588
Revenue, 2016 B, Refunding, 5%, 11/15/34 .............................. 3,265,000 3,328,558
Revenue, 2017 B, Refunding, 5%, 11/15/26 .............................. 2,140,000 2,236,131
Revenue, 2017 C-1, Refunding, 5%, 11/15/31 ............................ 1,870,000 1,935,155
Revenue, 2017 C-1, Refunding, 4%, 11/15/37 ............................ 2,500,000 2,331,822
Revenue, 2020 A-1, AGMC Insured, 4%, 11/15/41 ......................... 5,545,000 5,257,187
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/27 1,000,000 1,061,193
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/28 1,000,000 1,077,958
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 10,000,000 7,384,861
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/36 .. 2,500,000 2,201,201
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/27 ...................... 8,740,000 8,882,089
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/28 ...................... 5,000,000 5,080,381
Future Tax Secured, Revenue, 2020 C, 4%, 5/01/37 ........................ 1,400,000 1,405,487
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
2,340,000 1,956,800
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 155,000 155,237
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/29 .... 10,000,000 10,388,562
State of New York Personal Income Tax, Revenue, 2014 E, Refunding, 5%, 2/15/30 5,000,000 5,173,276
State of New York Personal Income Tax, Revenue, 2015 A, Refunding, 5%, 3/15/28 7,185,000 7,438,605
State of New York Personal Income Tax, Revenue, 2018 A, 5%, 3/15/32 ......... 9,995,000 11,052,243
State of New York Personal Income Tax, Revenue, 2018 A, Pre-Refunded, 5%,
3/15/32 ........................................................ 5,000 5,598
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/34 ... 450,000 476,303
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/35 ... 400,000 417,945
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 207,335
Port Authority of New York & New Jersey ,
Revenue, 2018, 5%, 11/01/39 ........................................ 3,000,000 3,160,582
Revenue, 221, 4%, 7/15/36 .......................................... 2,180,000 2,174,019
Revenue, 234, Refunding, 5.25%, 8/01/42 ............................... 2,500,000 2,692,430
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/28 ...... 1,300,000 1,399,226
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/30 ...... 2,900,000 3,198,652
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/34 ...... 4,175,000 4,504,404
172,068,353
North Carolina 0.1%
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 128,540
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 312,810
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 475,744
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 535,140
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 378,896
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 410,000 380,881
2,212,011

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Dakota 0.2%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/29 .. $ 1,600,000 $ 1,724,343
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/30 .. 1,600,000 1,741,273
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/31 .. 1,300,000 1,426,100
4,891,716
Ohio 1.4%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 11,765,000 10,301,776
Ohio Turnpike & Infrastructure Commission , Revenue , 1998 A , Refunding , NATL
Insured , 5.5% , 2/15/24 .............................................. 3,510,000 3,586,771
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/36 ........................................ 5,650,000 6,279,037
Water Pollution Control Loan Fund, Revenue, 2017 A, 5%, 12/01/31 ............ 10,000,000 10,943,555
State of Ohio ,
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/35 1,000,000 1,038,416
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/36 905,000 851,070
33,000,625
Oregon 2.6%
City of Portland , Water System , Revenue, Second Lien , 2013 A , Refunding , 5% ,
10/01/25 ........................................................ 5,000,000 5,007,447
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 4,006,493
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ...
5,240,000 5,486,446
Hillsboro School District No. 1J ,
GO, 2020, 4%, 6/15/36 ............................................. 2,605,000 2,653,048
GO, 2020, 4%, 6/15/38 ............................................. 4,575,000 4,606,278
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/34 1,100,000 1,202,377
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/35 800,000 867,303
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/36 1,300,000 1,398,236
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/25 ....................................................... 425,000 438,028
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/26 ....................................................... 150,000 156,887
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/28 ....................................................... 325,000 346,160
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/29 ....................................................... 600,000 644,802
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/35 ....................................................... 275,000 290,121
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 2,000,000 1,681,187
Salem Hospital Facility Authority ,
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/33 ....... 9,440,000 10,242,024
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/34 ....... 3,780,000 4,085,239
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/35 ....... 9,010,000 9,658,319
Salem-Keizer School District No. 24J , GO , 2020 C , 4% , 6/15/37 ................
5,620,000 5,727,532
c
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,405,000 2,399,562
60,897,489
Pennsylvania 3.8%
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 5,455,417
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/28 ................................. 600,000 624,418

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Allentown Neighborhood Improvement Zone Development Authority, (continued)
Revenue, 2022, Refunding, 5%, 5/01/29 ................................. $ 600,000 $ 627,226
Revenue, 2022, Refunding, 5%, 5/01/30 ................................. 700,000 734,185
Revenue, 2022, Refunding, 5%, 5/01/31 ................................. 675,000 709,543
City of Philadelphia ,
Water & Wastewater, Revenue, 2017 B, Refunding, 5%, 11/01/31 .............. 5,750,000 6,252,041
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/36 .............. 1,000,000 1,103,844
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/37 .............. 1,500,000 1,649,980
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/38 .............. 2,000,000 2,169,166
Water & Wastewater, Revenue, 2022 C, 5%, 6/01/39 ....................... 1,860,000 2,027,449
Water & Wastewater, Revenue, 2022 C, 5%, 6/01/40 ....................... 3,260,000 3,534,559
Commonwealth of Pennsylvania , GO, Second Series , 2013 , 5% , 10/15/26 .........
13,375,000 13,541,227
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/33 ..................... 2,100,000 2,309,392
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/34 ..................... 1,750,000 1,916,604
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/35 ..................... 1,450,000 1,576,603
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/38 ..................... 3,245,000 3,137,262
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/39 ..................... 3,685,000 3,543,257
b
Waste Management Obligated Group, Revenue, 2009, Mandatory Put, 0.95%,
12/01/26 ....................................................... 3,000,000 2,647,888
b
Waste Management, Inc., Revenue, 2017 A, Mandatory Put, 0.58%, 8/01/24 ..... 5,500,000 5,223,640
b
Waste Management, Inc., Revenue, 2021 B, Refunding, Mandatory Put, 1.1%,
11/02/26 ....................................................... 6,750,000 6,007,412
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 5%, 5/01/39 ..... 6,950,000 7,439,727
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/34 .................................................... 5,895,000 5,991,962
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
4,000,000 4,353,460
Philadelphia Authority for Industrial Development ,
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 100,000 103,298
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 301,179
Philadelphia Gas Works Co. ,
Revenue, 15th, Refunding, 5%, 8/01/30 ................................. 2,000,000 2,142,699
Revenue, 15th, Refunding, 5%, 8/01/31 ................................. 4,030,000 4,316,793
Redevelopment Authority of the City of Philadelphia , Revenue , 2021 A , BAM Insured ,
2.799% , 9/01/33 ................................................... 2,425,000 1,952,015
91,392,246
Rhode Island 0.1%
State of Rhode Island ,
GO, 2019 C, 4%, 1/15/34 ............................................ 1,520,000 1,580,050
GO, 2019 C, 4%, 1/15/35 ............................................ 600,000 620,617
2,200,667
South Carolina 2.8%
County of Richland ,
International Paper Co., Revenue, 2014 A, Refunding, 3.875%, 4/01/23 ......... 10,000,000 9,994,056
c
Village at Sandhill Improvement District, Special Assessment, 144A, 2021,
Refunding, 3.625%, 11/01/31 ....................................... 1,000,000 835,277
South Carolina Jobs-Economic Development Authority ,
c
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 6,600,000 5,284,022
c
Revenue, 144A, 2021 A-2, 5.3%, 12/01/29 ............................... 1,805,000 1,542,639
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 7,400,000 5,906,352
c
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 11,000,000 7,211,269
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/33 ...... 6,000,000 6,374,124
South Carolina Public Service Authority ,
Revenue, 2020 A, Refunding, 5%, 12/01/31 .............................. 2,355,000 2,584,136

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Public Service Authority, (continued)
Revenue, 2020 A, Refunding, 5%, 12/01/43 .............................. $ 20,280,000 $ 20,823,932
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 1,000,000 1,040,618
Revenue, 2021 A, Refunding, 5%, 12/01/26 .............................. 750,000 791,205
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 3,300,000 3,166,569
65,554,199
South Dakota 0.1%
County of Lincoln , Augustana College Association (The) , Revenue , 2021 A , Refunding ,
4% , 8/01/51 ...................................................... 1,500,000 1,180,062
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 863,332
2,043,394
Tennessee 3.1%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/31 1,500,000 1,617,905
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/34 1,000,000 1,065,249
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,250,000 1,319,926
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/36 1,000,000 967,578
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 21,895,000 23,277,812
b
Tennessee Energy Acquisition Corp. ,
Revenue, 2018, Mandatory Put, 4%, 11/01/25 ............................ 25,935,000 25,919,838
Revenue, 2021 A, Mandatory Put, 5%, 11/01/31 ........................... 4,795,000 5,023,348
Revenue, 2023 A-1, Refunding, Mandatory Put, 5%, 5/01/28 ................. 5,250,000 5,423,462
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 .........
8,180,000 8,567,980
73,183,098
Texas 5.6%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 2.5% , 10/01/31 .............. 1,075,000 902,178
City of Austin ,
Water & Wastewater System, Revenue, 2012, 5%, 11/15/27 .................. 805,000 806,166
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/28 ....... 5,000,000 5,018,359
City of Dallas ,
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/30 ........ 1,500,000 1,640,911
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/31 ........ 2,500,000 2,731,649
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/32 ........ 1,000,000 1,091,444
City of El Paso ,
GO, 2020 A, Refunding, 4%, 8/15/35 ................................... 1,000,000 1,024,629
GO, 2020 A, Refunding, 4%, 8/15/36 ................................... 1,000,000 1,015,716
City of Houston ,
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/24 ... 5,000,000 5,109,244
Combined Utility System, Revenue, First Lien, 2016 B, Refunding, 5%, 11/15/36 .. 7,800,000 8,258,199
City of San Antonio , Electric & Gas Systems , Revenue , 2015 , Refunding , 5% , 2/01/27
10,415,000 11,004,524
Clifton Higher Education Finance Corp. , Southwestern University , Revenue , 2022 , 4% ,
8/15/42 ......................................................... 10,535,000 9,910,344
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, First Lien, 2021 A, 2.5%, 10/01/31 .... 500,000 418,047
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/30 .... 100,000 112,746
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/31 .... 60,000 68,198
County of Harris ,
Toll Road, Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/32 ............. 2,500,000 2,753,471
Toll Road, Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/33 ............. 2,500,000 2,748,995
Dallas Fort Worth International Airport ,
Revenue, 2013 D, Refunding, 5.25%, 11/01/27 ............................ 5,000,000 5,068,631

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Dallas Fort Worth International Airport, (continued)
Revenue, 2013 D, Refunding, 5.25%, 11/01/28 ............................ $ 2,100,000 $ 2,128,491
Ector County Hospital District ,
GO, 2020, Refunding, 5%, 9/15/29 ..................................... 800,000 844,150
GO, 2020, Refunding, 5%, 9/15/30 ..................................... 745,000 792,041
GO, 2020, Refunding, 5%, 9/15/31 ..................................... 450,000 475,494
GO, 2020, Refunding, 5%, 9/15/32 ..................................... 600,000 633,309
GO, 2020, Refunding, 5%, 9/15/33 ..................................... 650,000 684,337
GO, 2020, Refunding, 4%, 9/15/34 ..................................... 650,000 634,347
GO, 2020, Refunding, 4%, 9/15/35 ..................................... 700,000 666,378
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2%, 9/01/28 ............................................. 155,000 133,592
GO, 2021, 2%, 9/01/29 ............................................. 155,000 131,304
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/34 200,000 172,460
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/35 225,000 212,188
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/36 250,000 231,966
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 3,975,000 2,969,245
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/27 ..... 2,000,000 2,161,676
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/29 ..... 2,000,000 2,233,626
North Texas Tollway Authority , North Texas Tollway System , Revenue, First Tier , A ,
Refunding , 4% , 1/01/33 ............................................. 5,000,000 5,099,441
Northwest Independent School District , GO , 2015 A , Pre-Refunded , PSF Guaranty , 5% ,
2/15/28 ......................................................... 4,815,000 4,977,731
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 12,000,000 9,549,493
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/37 ...... 635,000 583,757
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/39 ...... 2,435,000 2,189,559
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/40 ...... 2,000,000 1,775,105
San Antonio Water System ,
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/24 ...................... 1,500,000 1,519,688
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/26 ...................... 2,200,000 2,228,027
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/28 ...................... 2,000,000 2,025,479
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/29 ...................... 1,000,000 1,012,739
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/27 ................................ 1,000,000 1,027,905
Revenue, 2021, Refunding, 5%, 12/15/30 ................................ 10,000,000 10,432,362
Texas Water Development Board , State Water Implementation Revenue Fund for
Texas , Revenue , 2017 A , 5% , 10/15/31 ................................. 12,585,000 13,817,063
c
Town of Little Elm , Valencia Public Improvement District , Special Assessment , 144A,
2021 , 2.875% , 9/01/31 .............................................. 281,000 230,781
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 2%, 8/15/29 ..................................... 290,000 253,092
GO, Sub. Lien, 2021, 2.25%, 8/15/31 ................................... 300,000 255,367
GO, Sub. Lien, 2021, 3%, 8/15/33 ..................................... 315,000 280,260
GO, Sub. Lien, 2021, 3%, 8/15/35 ..................................... 335,000 285,485
GO, Sub. Lien, 2021, 3%, 8/15/37 ..................................... 355,000 286,301
132,617,690
Utah 0.1%
City of Lehi , Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/48 .............
3,000,000 2,716,767
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 .....................
400,000 352,478
3,069,245

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia 1.6%
City of Richmond , Public Utility , Revenue , 2016 A , Refunding , 5% , 1/15/32 ........
$ 10,000,000 $ 10,512,703
Virginia Public Building Authority ,
Revenue, B, 4%, 8/01/29 ............................................ 9,605,000 9,903,919
Revenue, B, Pre-Refunded, 4%, 8/01/29 ................................ 3,530,000 3,648,681
Virginia Public School Authority , Revenue , 2014 C , 5% , 8/01/27 .................
4,460,000 4,573,111
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/32 ........................................................ 2,500,000 2,482,786
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
7/01/32 ........................................................ 2,000,000 1,984,304
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
5%, 1/01/35 .................................................... 3,000,000 3,196,667
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/36 .................................................... 3,000,000 2,850,872
39,153,043
Washington 4.5%
City of Seattle ,
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/24 .............. 5,230,000 5,343,427
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/26 .............. 2,995,000 3,059,610
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/34 ............ 5,300,000 5,485,014
County of King ,
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/25 ......................... 1,200,000 1,228,841
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/26 ......................... 1,200,000 1,228,840
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/27 ......................... 1,900,000 1,946,414
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/28 ......................... 3,050,000 3,124,507
Energy Northwest ,
Bonneville Power Administration, Revenue, 2019 A, Refunding, 5%, 7/01/35 ...... 7,000,000 7,767,645
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/24 .......... 1,250,000 1,277,905
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
9,420,000 9,022,249
Port of Seattle , Revenue , 2018 A , 5% , 5/01/38 .............................
5,000,000 5,123,460
Seattle Housing Authority , Yesler Block 7.3 LLLP , Revenue , 2021 , 1% , 6/01/25 .....
7,225,000 6,806,058
State of Washington ,
GO, 2017 D, 5%, 2/01/31 ............................................ 5,480,000 5,909,647
GO, 2017 D, 5%, 2/01/32 ............................................ 10,000,000 10,757,144
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,370,000 1,446,638
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/30 2,800,000 3,029,143
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/31 3,700,000 3,990,834
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 1,500,000 1,613,684
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 1,395,000 1,495,367
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 1,225,000 1,304,931
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 1,250,000 1,319,926
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/36 5,125,000 5,361,846
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,047,028
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,042,911
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/40 ........................................................ 1,000,000 1,036,326
c
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 3%,
12/01/35 ....................................................... 440,000 387,297
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/30 ........................................................ 1,000,000 1,059,629
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/31 ........................................................ 1,925,000 2,036,962

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority, (continued)
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/31 ........................................................ $ 2,250,000 $ 2,351,530
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/32 ........................................................ 1,605,000 1,669,610
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/35 ........................................................ 2,400,000 2,442,273
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 6,822,748 6,248,493
c
Madison at Rivers Edge Apartments LLC, Revenue, 144A, 2021 B, 5.3%, 1/01/30 . 1,300,000 1,119,727
108,084,916
Wisconsin 2.4%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 ..
4,600,000 3,441,243
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 3.5%, 12/01/32 .................... 1,405,000 1,194,317
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 4%,
11/15/37 ....................................................... 600,000 529,422
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 1,100,000 894,026
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/29 .......... 285,000 276,842
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/30 .......... 200,000 193,301
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/31 .......... 200,000 192,114
EMU Campus Living LLC, Revenue, 2022 A-1, BAM Insured, 5.375%, 7/01/47 .... 7,000,000 7,507,593
c
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 13,400,000 13,400,000
c
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 A, 3.8%, 12/01/37 5,600,000 4,543,010
c
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 B, 5.75%,
12/01/27 ....................................................... 1,775,000 1,676,558
Renown Regional Medical Center, Revenue, 2020 A, Refunding, 4%, 6/01/35 ..... 2,100,000 2,096,486
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/27 ........................................... 195,000 188,958
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/28 ........................................... 250,000 240,657
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/29 ........................................... 320,000 305,342
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/30 ........................................... 265,000 250,523
b,c
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 9,700,000 7,846,952
Wisconsin Department of Transportation , Revenue , 2017-2 , Refunding , 5% , 7/01/31 .
5,000,000 5,491,790
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/34 ........................................ 600,000 614,220
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/35 ........................................ 1,000,000 1,016,697
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/36 ........................................ 600,000 604,603
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/37 ........................................ 600,000 600,874
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/28 .................................................... 375,000 353,829
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/29 .................................................... 390,000 362,605
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/30 .................................................... 405,000 371,420
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/37 .................................................... 1,460,000 1,203,747

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/41 ...... $ 1,650,000 $ 1,373,729
56,770,858
U.S. Territories 0.7%
District of Columbia 0.6%
District of Columbia , Income Tax , Revenue , 2019 A , 5% , 3/01/33 ................
3,000,000 3,429,315
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/31 ........................................ 5,000,000 5,412,836
Revenue, 2017 B, 5%, 7/01/32 ........................................ 5,750,000 6,220,459
15,062,610
Puerto Rico 0.1%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.5% , 7/01/29 .................
1,000,000 1,034,367
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/27 .. 450,000 474,876
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/30 .. 550,000 601,366
2,110,609
Total U.S. Territories .................................................................... 17,173,219
Total Municipal Bonds (Cost $2,396,750,594) ...................................
2,287,055,192
Total Long Term Investments (Cost $2,454,353,907) .............................
2,336,525,042
a
a a a a
Short Term Investments 1.2%
Municipal Bonds 1.2%
Maryland 0.1%
f
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 2.4% ,
11/01/37 ........................................................ 2,100,000 2,100,000
New York 0.6%
f
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 3.6% , 10/01/46 ...........
1,600,000 1,600,000
f
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2014 AA-1, SPA JPMorgan Chase Bank NA, Daily
VRDN and Put, 2.45%, 6/15/50 ...................................... 1,400,000 1,400,000
Water & Sewer System, Revenue, BB-1A, SPA State Street Bank & Trust Co., Daily
VRDN and Put, 2.6%, 6/15/49 ....................................... 10,500,000 10,500,000
13,500,000
North Carolina 0.5%
f
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2007 C, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 2.45%, 1/15/37 .......................... 7,185,000 7,185,000
Atrium Health Obligated Group, Revenue, 2018 G, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 2.45%, 1/15/48 ................................. 4,700,000 4,700,000

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
See Abbreviations on page 178.
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
North Carolina (continued)
f
Charlotte-Mecklenburg Hospital Authority (The), (continued)
Atrium Health Obligated Group, Revenue, 2018 H, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 2.45%, 1/15/48 ................................. $ 500,000 $ 500,000
12,385,000
Total Municipal Bonds (Cost $27,985,000) ......................................
27,985,000
Total Short Term Investments (Cost $27,985,000 ) ................................
27,985,000
a
Total Investments (Cost $2,482,338,907) 99.2% ..................................
$2,364,510,042
Other Assets, less Liabilities 0.8% .............................................
20,302,849
Net Assets 100.0% ...........................................................
$2,384,812,891
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $137,599,475, representing 5.8% of net assets.
d
The coupon rate shown represents the rate at period end.
e
Security purchased on a when-issued basis. See Note 1(b).
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.34 $10.56 $10.59 $10.35 $10.27
Income from investment operations
c
:
Net investment income
d
......................... 0.15 0.07 0.11 0.15 0.07
Net realized and unrealized gains (losses) ........... (0.33) (0.22) (0.03) 0.25 0.08
Total from investment operations .................... (0.18) (0.15) 0.08 0.40 0.15
Less distributions from:
Net investment income .......................... (0.13) (0.07) (0.11) (0.16) (0.07)
Net asset value, end of year ....................... $10.03 $10.34 $10.56 $10.59 $10.35
Total return
e
................................... (1.75)% (1.39)% 0.75% 3.88% 1.49%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.86% 0.80% 0.81% 0.81% 0.83%
Expenses net of waiver and payments by affiliates
g
...... 0.65% 0.65% 0.64% 0.64% 0.65%
Net investment income ........................... 1.51% 0.70% 1.01% 1.42% 1.23%
Supplemental data
Net assets, end of year (000’s) ..................... $385,372 $345,670 $294,622 $158,939 $103,864
Portfolio turnover rate ............................ 29.88% 33.22% 19.85% 10.10% 64.94%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.35 $10.57 $10.60 $10.36 $10.29
Income from investment operations
b
:
Net investment income
c
......................... 0.16 0.09 0.12 0.16 0.14
Net realized and unrealized gains (losses) ........... (0.33) (0.22) (0.03) 0.25 0.08
Total from investment operations .................... (0.17) (0.13) 0.09 0.41 0.22
Less distributions from:
Net investment income .......................... (0.14) (0.09) (0.12) (0.17) (0.15)
Net asset value, end of year ....................... $10.04 $10.35 $10.57 $10.60 $10.36
Total return
d
................................... (1.65)% (1.29)% 0.85% 3.99% 2.11%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.75% 0.70% 0.71% 0.71% 0.73%
Expenses net of waiver and payments by affiliates
e
...... 0.55% 0.55% 0.55% 0.54% 0.55%
Net investment income ........................... 1.55% 0.81% 1.14% 1.52% 1.33%
Supplemental data
Net assets, end of year (000’s) ..................... $305,208 $413,869 $468,057 $518,898 $582,767
Portfolio turnover rate ............................ 29.88% 33.22% 19.85% 10.10% 64.94%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.34 $10.56 $10.59 $10.35 $10.28
Income from investment operations
b
:
Net investment income
c
......................... 0.18 0.10 0.14 0.18 0.16
Net realized and unrealized gains (losses) ........... (0.33) (0.22) (0.03) 0.25 0.07
Total from investment operations .................... (0.15) (0.12) 0.11 0.43 0.23
Less distributions from:
Net investment income .......................... (0.16) (0.10) (0.14) (0.19) (0.16)
Net asset value, end of year ....................... $10.03 $10.34 $10.56 $10.59 $10.35
Total return .................................... (1.48)% (1.12)% 1.03% 4.18% 2.29%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.53% 0.54% 0.54% 0.55%
Expenses net of waiver and payments by affiliates
d
...... 0.37% 0.37% 0.37% 0.36% 0.36%
Net investment income ........................... 1.74% 0.98% 1.30% 1.70% 1.52%
Supplemental data
Net assets, end of year (000’s) ..................... $68,248 $86,417 $70,227 $51,952 $47,182
Portfolio turnover rate ............................ 29.88% 33.22% 19.85% 10.10% 64.94%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.35 $10.57 $10.60 $10.35 $10.29
Income from investment operations
b
:
Net investment income
c
......................... 0.16 0.10 0.13 0.17 0.15
Net realized and unrealized gains (losses) ........... (0.33) (0.22) (0.02) 0.27 0.07
Total from investment operations .................... (0.17) (0.12) 0.11 0.44 0.22
Less distributions from:
Net investment income .......................... (0.15) (0.10) (0.14) (0.19) (0.16)
Net asset value, end of year ....................... $10.03 $10.35 $10.57 $10.60 $10.35
Total return .................................... (1.60)% (1.05)% 1.00% 4.14% 2.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.59% 0.55% 0.56% 0.56% 0.58%
Expenses net of waiver and payments by affiliates
d
...... 0.40% 0.40% 0.40% 0.39% 0.40%
Net investment income ........................... 1.63% 0.95% 1.26% 1.67% 1.48%
Supplemental data
Net assets, end of year (000’s) ..................... $220,088 $542,557 $517,221 $291,452 $274,316
Portfolio turnover rate ............................ 29.88% 33.22% 19.85% 10.10% 64.94%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
a a
Shares
a
Value
a
Management Investment Companies 3.7%
Capital Markets 3.7%
a
Franklin Municipal Green Bond ETF ..................................... 1,550,000 $ 36,254,500
Total Management Investment Companies (Cost $39,888,825) ....................
36,254,500
Principal
Amount
a a a a
b
Senior Floating Rate Interests 4.2%
Equity Real Estate Investment Trusts (REITs) 1.1%
c,d
Centennial Gardens LP , Delayed Draw Term Loan , 5.579% , ( 1-month USD LIBOR +
1.55% ), 1/08/24 ................................................... $ 10,901,352 11,231,563
Real Estate Management & Development 3.1%
d
Baytown Leased Housing Associates II LP , Project Term Loan , 6.59% , ( 1-month USD
LIBOR + 2.25% ), 8/01/40 ............................................ 25,110,000 25,774,551
c,d
TBG Hillcrest Senior II LP , Delayed Draw Term Loan , 5.579% , ( 1-month USD LIBOR +
1.55% ), 1/01/38 ................................................... 3,965,574 4,084,189
29,858,740
a a a a a
Total Senior Floating Rate Interests (Cost $39,976,926) ..........................
41,090,303
Municipal Bonds 89.7%
Alabama 7.4%
Black Belt Energy Gas District ,
e
Revenue, 2019 A-1, Mandatory Put, 4%, 12/01/25 ......................... 11,675,000 11,685,987
Revenue, 2021 A, Refunding, 4%, 6/01/23 ............................... 400,000 399,889
Revenue, 2021 A, Refunding, 4%, 6/01/24 ............................... 400,000 399,226
e
Revenue, 2021 C-1, Mandatory Put, 4%, 12/01/26 ......................... 10,000,000 9,949,979
e
Revenue, 2022 C-1, Mandatory Put, 5.25%, 6/01/29 ........................ 4,285,000 4,524,242
e
Revenue, 2022 E, Mandatory Put, 5%, 6/01/28 ............................ 4,000,000 4,199,216
e
Industrial Development Board of the City of Mobile Alabama ,
Alabama Power Co., Revenue, 2007 A, Mandatory Put, 1%, 6/26/25 ........... 4,000,000 3,774,884
Alabama Power Co., Revenue, 2008, Mandatory Put, 2.9%, 12/12/23 ........... 7,550,000 7,495,489
e
Southeast Alabama Gas Supply District (The) , Revenue , 2018 A , Mandatory Put , 4% ,
6/01/24 ......................................................... 10,895,000 10,902,138
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 A, 4%, 10/01/23 ....................................... 450,000 449,236
Revenue, 2021 A, 4%, 10/01/24 ....................................... 725,000 720,670
e
Revenue, 2022 B-1, Mandatory Put, 5%, 8/01/28 .......................... 14,560,000 15,012,446
Special Care Facilities Financing Authority of the City of Pell City Alabama ,
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/24 ........... 1,500,000 1,514,961
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/26 ........... 1,030,000 1,058,453
72,086,816
Alaska 1.1%
Borough of Matanuska-Susitna , State of Alaska Department of Administration ,
Revenue , 2015 , Refunding , 5.25% , 9/01/29 .............................. 10,000,000 10,409,068
Arizona 2.0%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/24 ....................................................... 1,000,000 1,002,594
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/25 ....................................................... 1,000,000 1,003,502
KIPP New York, Inc. Gerard Facility, Revenue, 2021 C, 1.8%, 7/01/24 .......... 450,000 426,106
e
Maricopa County Industrial Development Authority , HonorHealth Obligated Group ,
Revenue , 2019 C , Mandatory Put , 4.22% , ( SIFMA Municipal Swap Index + 0.8% ),
9/01/24 ......................................................... 17,000,000 16,959,039
19,391,241

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California 5.1%
California Community Choice Financing Authority ,
Revenue, 2021 B-1, 4%, 8/01/25 ...................................... $ 535,000 $ 535,630
Revenue, 2021 B-1, 4%, 2/01/26 ...................................... 850,000 851,361
Revenue, 2021 B-1, 4%, 8/01/26 ...................................... 325,000 325,848
Revenue, 2021 B-1, 4%, 8/01/27 ...................................... 400,000 402,230
Revenue, 2021 B-1, 4%, 2/01/28 ...................................... 375,000 377,909
Revenue, 2021 B-1, 4%, 8/01/28 ...................................... 470,000 474,574
e
Revenue, 2023 C, Mandatory Put, 5.25%, 10/01/31 ........................ 4,245,000 4,420,072
f
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,090,000 2,572,650
California County Tobacco Securitization Agency , Revenue, Senior Lien , 2020 A ,
Refunding , 4% , 6/01/23 ............................................. 400,000 400,545
e
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 12,884,867
e,f
California Infrastructure & Economic Development Bank , DesertXpress Enterprises
LLC , Revenue , 144A, 2020 A , Mandatory Put , 3.65% , 1/31/24 ................ 7,500,000 7,472,540
e,f
California Municipal Finance Authority , Farmdale NOHO LP , Revenue , 144A, 2022 A ,
Mandatory Put , 4.5% , 6/30/23 ........................................ 13,060,000 13,063,632
California Statewide Communities Development Authority ,
e
Southern California Edison Co., Revenue, D, Refunding, Mandatory Put, 2.625%,
12/01/23 ....................................................... 3,000,000 2,957,573
Viamonte Senior Living 1, Inc., Revenue, 2018 B-3, California Mortgage Insured, 3%,
7/01/27 ........................................................ 3,500,000 3,500,404
50,239,835
Colorado 1.7%
Colorado Health Facilities Authority , CommonSpirit Health Obligated Group , Revenue ,
2022 A , 5% , 11/01/29 ............................................... 900,000 982,442
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
13,335,000 14,503,146
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/24 ........ 400,000 402,523
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/24 ........ 300,000 303,090
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/25 ........ 325,000 329,821
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/25 ........ 400,000 408,632
16,929,654
Connecticut 0.0%
†
Connecticut State Health & Educational Facilities Authority ,
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/23 ... 175,000 175,556
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/24 ... 175,000 177,240
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/25 ... 170,000 174,157
526,953
Delaware 0.5%
e
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 4,510,596
Florida 2.1%
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/24 ......................................................... 215,000 210,541
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2021 B-2 , 1.45% , 1/01/27 ............................................ 2,000,000 1,755,853
County of Escambia , Florida Power & Light Co. , Revenue , 2003 , Refunding , 2.6% ,
6/01/23 ......................................................... 5,000,000 4,983,802
Florida Municipal Power Agency , All-Requirements Power Supply Project , Revenue ,
2017 A , Refunding , 5% , 10/01/25 ...................................... 1,000,000 1,043,675
Jacksonville Transportation Authority ,
Revenue, Senior Lien, 2020, 5%, 8/01/23 ................................ 1,720,000 1,731,745

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Jacksonville Transportation Authority, (continued)
Revenue, Senior Lien, 2020, 5%, 8/01/24 ................................ $ 1,805,000 $ 1,847,503
Revenue, Senior Lien, 2020, 5%, 8/01/25 ................................ 1,800,000 1,878,600
Revenue, Senior Lien, 2020, 5%, 8/01/26 ................................ 1,940,000 2,066,472
e,f
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-2 , Mandatory Put ,
6.5% , 5/01/25 .................................................... 3,375,000 3,234,109
Middleton Community Development District A , Special Assessment , 2022 , 5.2% ,
5/01/27 ......................................................... 500,000 502,357
Poitras East Community Development District , Special Assessment , 2023 , 4% , 5/01/28
300,000 295,040
River Hall Community Development District ,
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/23 ..................... 175,000 174,553
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/24 ..................... 230,000 226,035
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/25 ..................... 180,000 174,247
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/26 ..................... 220,000 209,857
20,334,389
Georgia 4.3%
City of Atlanta ,
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/24 ............. 2,500,000 2,559,755
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/25 ............. 1,500,000 1,561,824
e
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,000,000 1,754,401
e,f
Housing Authority of Clayton County Facilities Holding Co. LLC (The) , Riverwood
Housing Partners LP , Revenue , 144A, 2021 B , Mandatory Put , 1.4% , 4/01/23 ..... 2,000,000 1,999,154
Main Street Natural Gas, Inc. ,
e
Revenue, 2018 A, Mandatory Put, 4%, 9/01/23 ............................ 10,025,000 10,046,179
e
Revenue, 2021 A, Mandatory Put, 4%, 9/01/27 ............................ 3,250,000 3,249,465
Revenue, 2021 C, 4%, 12/01/23 ....................................... 725,000 724,983
Revenue, 2021 C, 4%, 12/01/24 ....................................... 735,000 732,184
e
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 4,500,000 4,417,801
e,f
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 15,000,000 14,265,702
Private Colleges & Universities Authority ,
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/23 ................. 300,000 302,565
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/24 ................. 400,000 409,302
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/25 ................. 425,000 441,423
42,464,738
Hawaii 1.8%
University of Hawaii ,
Revenue, 2020 B, Refunding, 5%, 10/01/24 .............................. 3,440,000 3,534,966
Revenue, 2020 B, Refunding, 5%, 10/01/25 .............................. 3,440,000 3,604,165
Revenue, 2020 B, Refunding, 5%, 10/01/26 .............................. 2,865,000 3,064,097
Revenue, 2020 D, Refunding, 5%, 10/01/24 .............................. 600,000 616,564
Revenue, 2020 D, Refunding, 5%, 10/01/25 .............................. 1,725,000 1,807,321
Revenue, 2020 D, Refunding, 5%, 10/01/26 .............................. 4,360,000 4,662,988
17,290,101
Illinois 8.8%
Chicago Board of Education , GO , 2018 A , Refunding , AGMC Insured , 5% , 12/01/23 .
1,000,000 1,010,201
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/25 .................................. 350,000 356,606
GO, 2020 F-2, Refunding, 5%, 1/01/26 .................................. 500,000 517,657
GO, 2020 F-2, Refunding, 5%, 1/01/27 .................................. 550,000 577,989
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/24 ......................................................... 1,425,000 1,447,356
City of Chicago ,
GO, 2015 C, Refunding, 5%, 1/01/25 ................................... 1,900,000 1,927,074

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
City of Chicago, (continued)
GO, 2020 A, Refunding, 5%, 1/01/28 ................................... $ 3,100,000 $ 3,193,564
City of Moline ,
GO, 2021 C, AGMC Insured, 0.702%, 12/01/23 ........................... 1,175,000 1,136,177
GO, 2021 C, AGMC Insured, 1.151%, 12/01/24 ........................... 580,000 540,956
GO, 2021 C, AGMC Insured, 1.439%, 12/01/25 ........................... 925,000 838,346
County of Cook , Sales Tax , Revenue , 2021 A , Refunding , 5% , 11/15/29 ...........
845,000 937,779
Illinois Finance Authority ,
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/27 ......... 2,810,000 2,607,680
e
Field Museum of Natural History, Revenue, 2019, Refunding, Mandatory Put,
4.385%, 9/01/25 ................................................. 3,695,000 3,686,564
e
OSF Healthcare System Obligated Group, Revenue, 2020 B-1, Refunding,
Mandatory Put, 5%, 11/15/24 ....................................... 1,250,000 1,268,569
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/24 ..
2,500,000 2,472,825
Railsplitter Tobacco Settlement Authority , Revenue , 2017 , 5% , 6/01/26 ...........
2,000,000 2,102,321
State of Illinois ,
GO, 2010-4, AGMC Insured, 6.875%, 7/01/25 ............................ 750,000 765,073
GO, 2016, Refunding, 5%, 2/01/25 ..................................... 10,000,000 10,203,633
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 750,000 780,178
GO, 2017 C, 5%, 11/01/29 ........................................... 2,000,000 2,091,656
GO, 2017 D, 5%, 11/01/27 ........................................... 5,025,000 5,266,853
GO, 2018 A, 6%, 5/01/25 ............................................ 6,000,000 6,261,013
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 375,000 395,299
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 625,000 655,168
GO, 2019 B, 5%, 11/01/30 ........................................... 375,000 397,408
GO, 2021 A, 5%, 3/01/25 ............................................ 5,300,000 5,412,587
GO, 2022 B, Refunding, 5%, 3/01/24 ................................... 2,500,000 2,526,269
Sales Tax, Revenue, 2021 A, 4%, 6/15/24 ............................... 5,000,000 5,013,866
Sales Tax, Revenue, 2021 A, 4%, 6/15/27 ............................... 1,500,000 1,518,530
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/23 ............. 3,000,000 3,013,797
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/24 ............. 3,300,000 3,350,166
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/25 ............. 2,000,000 2,050,468
University of Illinois , Auxiliary Facilities System , Revenue , 2021 A , Refunding , 3% ,
4/01/25 ......................................................... 11,660,000 11,414,805
f
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 B , Refunding , 4.25% , 3/01/23 ...... 4,000 4,000
85,742,433
Indiana 0.9%
f
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,477,695
Indiana Finance Authority ,
Greencroft Goshen Obligated Group, Revenue, 2021 B, Refunding, 3.25%, 11/15/23 195,000 189,348
g
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/23 .. 1,000,000 995,906
g
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/24 .. 1,000,000 979,900
g
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/25 .. 1,000,000 963,771
Indianapolis Power & Light Co., Revenue, 2021 B, Refunding, 0.65%, 8/01/25 .... 4,500,000 4,087,942
8,694,562
Iowa 0.9%
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AGMC Insured , 3% , 6/01/29 ............................. 9,300,000 9,222,786
Kansas 0.2%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,708,457

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
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Kentucky 3.6%
County of Trimble , Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding ,
0.625% , 9/01/26 ................................................... $ 3,375,000 $ 2,989,647
Eastern Kentucky University ,
Revenue, 2021 A, Refunding, 3.25%, 10/01/23 ............................ 1,080,000 1,077,871
Revenue, 2021 A, Refunding, 3.5%, 10/01/24 ............................. 1,120,000 1,120,135
Revenue, 2021 A, Refunding, 3.5%, 10/01/25 ............................. 1,155,000 1,144,230
Revenue, 2021 A, Refunding, 4%, 10/01/26 .............................. 1,205,000 1,231,349
Revenue, 2021 A, Refunding, 4%, 10/01/27 .............................. 1,255,000 1,293,131
Revenue, 2021 A, Refunding, 4%, 10/01/28 .............................. 1,305,000 1,353,140
e
Kentucky Public Energy Authority ,
Revenue, 2020 A, Mandatory Put, 4%, 6/01/26 ............................ 10,000,000 9,907,497
Revenue, 2022 A-2, Mandatory Put, 4.249%, 8/01/30 ....................... 14,125,000 13,440,567
f
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 B , 6.75% , 5/01/25 ................................ 1,950,000 1,871,764
35,429,331
Louisiana 4.8%
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/26 ......................... 450,000 473,731
Sewerage Service, Revenue, 2020 B, 5%, 6/01/27 ......................... 600,000 642,885
Sewerage Service, Revenue, 2020 B, 5%, 6/01/28 ......................... 550,000 599,103
e
Lake Charles Harbor & Terminal District , Big Lake Fuels LLC , Revenue , 2021 ,
Mandatory Put , 1% , 12/01/24 ......................................... 10,000,000 9,343,776
f
Louisiana Local Government Environmental Facilities & Community Development
Authority , Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A,
2020 A , Refunding , 2.75% , 12/01/25 ................................... 674,000 637,496
Louisiana Public Facilities Authority ,
Loyola University New Orleans, Revenue, 2021, Refunding, 5%, 10/01/25 ....... 250,000 257,788
e
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 B, Refunding,
Mandatory Put, 5%, 5/15/25 ........................................ 7,500,000 7,707,330
Louisiana Stadium & Exposition District ,
Revenue, 2020, 5%, 7/03/23 ......................................... 4,650,000 4,654,595
f
Revenue, 144A, 2022 A, 1.872%, 7/03/23 ............................... 3,000,000 2,951,492
e
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-1 , Refunding ,
Mandatory Put , 2.125% , 7/01/24 ...................................... 17,100,000 16,625,694
e
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2022 A , Refunding ,
Mandatory Put , 3.685% , ( SOFR + 0.5% ), 5/01/26 .......................... 2,975,000 2,905,556
46,799,446
Maryland 2.5%
City of Baltimore , GO , 2017 B , Refunding , 5% , 10/15/25 ......................
5,000,000 5,255,712
City of Cumberland ,
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/24 ......................... 395,000 403,720
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/25 ......................... 455,000 472,573
Maryland Economic Development Corp. , Purple Line Transit Partners LLC , Revenue ,
2022 A , 5% , 11/12/28 ............................................... 10,000,000 10,203,965
e
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 5,381,271
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ......................
30,000 32,107
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/26 ............... 1,035,000 1,058,443
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/27 ............... 1,215,000 1,252,719
24,060,510

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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Massachusetts 1.6%
e
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc., Revenue, 2017 S-4, Refunding, Mandatory Put, 5%,
1/25/24 ........................................................ $ 5,000,000 $ 5,058,088
President & Trustees of Williams College, Revenue, 2011 N, Mandatory Put, 0.45%,
7/01/25 ........................................................ 1,000,000 917,145
Massachusetts Housing Finance Agency , Revenue , 2022 C-3 , FHA Insured , 4% ,
6/01/26 ......................................................... 10,000,000 10,123,316
16,098,549
Michigan 0.9%
Michigan Finance Authority , Henry Ford Health System Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/27 ....................................... 2,000,000 2,115,786
e
Michigan Strategic Fund ,
Consumers Energy Co., Revenue, 2005, Mandatory Put, 0.875%, 10/08/26 ...... 4,350,000 3,999,968
Waste Management of Michigan, Inc., Revenue, 2001, Mandatory Put, 0.58%,
8/01/24 ........................................................ 3,300,000 3,134,185
9,249,939
Minnesota 3.2%
e
City of Columbia Heights , 42 Central LP , Revenue , 2022 A , Mandatory Put , 2.7% ,
7/01/24 ......................................................... 1,000,000 983,690
e
Dakota County Community Development Agency , Eagan AH I LLLP , Revenue , 2020 ,
Mandatory Put , 0.35% , 6/01/23 ....................................... 6,000,000 5,935,549
Farmington Independent School District No. 192 , GO , 2015 C , Refunding , 5% , 2/01/24
6,065,000 6,168,549
Minnesota Higher Education Facilities Authority ,
University of St. Thomas, Revenue, 2019, 5%, 10/01/26 ..................... 1,000,000 1,057,279
University of St. Thomas, Revenue, 2019, 5%, 10/01/27 ..................... 1,000,000 1,074,097
e
Minnesota Municipal Gas Agency ,
Revenue, 2022 A, Mandatory Put, 4%, 12/01/27 ........................... 8,785,000 8,813,234
Revenue, 2022 B, Mandatory Put, 4.049%, 12/01/27 ....................... 8,000,000 7,793,879
31,826,277
Mississippi 0.3%
e
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ 2,500,000 2,204,667
Mississippi Home Corp. ,
f
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 2.75%, 6/01/26 274,913 254,200
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
2.9%, 6/01/26 ................................................... 72,598 67,452
2,526,319
Missouri 0.6%
Missouri Development Finance Board ,
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/23 ............... 280,000 280,000
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/24 ............... 300,000 303,515
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/25 ............... 500,000 506,141
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/26 ............... 405,000 412,916
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/27 ............... 660,000 678,042
e
St. Charles County Industrial Development Authority , Hidden Valley Housing Partners
LP , Revenue , 2021 , Mandatory Put , 0.27% , 10/01/23 ....................... 3,500,000 3,411,352
5,591,966
Nebraska 0.3%
Nebraska Public Power District , Revenue , 2021 C , Refunding , 5% , 1/01/24 ........
2,500,000 2,534,078

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
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Nevada 0.5%
Las Vegas Valley Water District ,
GO, 2020 D, Refunding, 5%, 6/01/24 ................................... $ 1,745,000 $ 1,784,601
GO, 2020 D, Refunding, 5%, 6/01/25 ................................... 2,750,000 2,867,759
4,652,360
New Hampshire 0.5%
e
New Hampshire Business Finance Authority , Waste Management, Inc. , Revenue , 2018
A , Refunding , Mandatory Put , 3.795% , ( SIFMA Municipal Swap Index + 0.375% ),
7/01/24 ......................................................... 5,000,000 4,868,226
New Jersey 9.8%
City of Newark ,
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/23 ...................... 1,000,000 1,009,587
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/24 ...................... 1,000,000 1,026,516
County of Atlantic ,
GO, 2020, 0.375%, 6/01/23 .......................................... 1,730,000 1,713,398
GO, 2020, 0.375%, 6/01/24 .......................................... 1,765,000 1,682,944
GO, 2020, 0.375%, 6/01/25 .......................................... 1,800,000 1,646,995
County of Morris , GO , 2021 , 2% , 2/01/26 .................................
4,215,000 4,041,462
County of Union ,
GO, 2020, 0.5%, 3/01/23 ............................................ 5,215,000 5,215,000
GO, 2020, 0.5%, 3/01/24 ............................................ 5,290,000 5,099,566
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28
25,000,000 27,343,265
New Jersey Economic Development Authority ,
f
Revenue, 144A, 2019, Refunding, 5.25%, 9/01/27 ......................... 6,000,000 6,471,464
New Jersey Transit Corp., Revenue, 2022 A, 5%, 11/01/25 ................... 1,000,000 1,037,048
e
New Jersey-American Water Co., Inc., Revenue, 2019 B, Refunding, Mandatory Put,
2.05%, 12/03/29 ................................................. 7,500,000 6,499,917
h
State of New Jersey Department of the Treasury, Revenue, FRN, 2013 I, Refunding,
5.02%, (SIFMA Municipal Swap Index + 1.6%), 3/01/28 .................... 12,170,000 12,170,724
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AMBAC Insured, Zero Cpn., 12/15/26 .................... 10,000,000 8,713,747
Revenue, 2006 C, BHAC Insured, Zero Cpn., 12/15/27 ...................... 11,110,000 9,523,074
Newark Board of Education ,
GO, 2021, Refunding, 5%, 7/15/23 ..................................... 300,000 301,924
GO, 2021, Refunding, 5%, 7/15/24 ..................................... 400,000 408,292
State of New Jersey , GO , 3% , 6/01/25 ....................................
2,000,000 1,972,473
95,877,396
New Mexico 0.4%
e
City of Farmington , Public Service Co. of New Mexico , Revenue , 2010 A , Refunding ,
Mandatory Put , 0.875% , 10/01/26 ..................................... 4,250,000 3,719,911
New York 3.9%
County of Suffolk , GO , 2018 B , AGMC Insured , 4% , 10/15/28 ..................
4,205,000 4,341,798
Metropolitan Transportation Authority , Revenue , 2017 A-2 , Refunding , 5% , 11/15/25 .
3,980,000 4,117,684
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/24 1,000,000 1,011,741
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/25 1,000,000 1,026,894
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
780,000 652,266
New York State Dormitory Authority , Cornell University , Revenue , 2020 A , Refunding ,
5% , 7/01/26 ...................................................... 5,000,000 5,354,700
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp., Revenue, 1994 D, Refunding, 3.5%, 10/01/29 3,000,000 2,953,089
e
Rochester Gas and Electric Corp., Revenue, 1997 A, Refunding, Mandatory Put, 3%,
7/01/25 ........................................................ 10,000,000 9,904,197

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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New York (continued)
New York State Housing Finance Agency ,
Revenue, 2020 F, 1.1%, 11/01/26 ...................................... $ 2,860,000 $ 2,554,379
e
Revenue, 2022 A-2, Mandatory Put, 2.5%, 5/01/27 ......................... 3,000,000 2,847,273
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/25 ... 500,000 514,353
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/25 ... 2,200,000 2,288,187
State of New York Mortgage Agency , Revenue , 212 , 2.95% , 4/01/25 .............
895,000 878,703
38,445,264
North Carolina 0.8%
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/24 .......... 1,200,000 1,218,287
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/25 .......... 1,000,000 1,024,957
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/26 .......... 850,000 881,506
North Carolina State University at Raleigh ,
Revenue, 2018, Refunding, 5%, 10/01/26 ................................ 3,000,000 3,208,478
Revenue, 2018, Refunding, 5%, 10/01/27 ................................ 1,500,000 1,637,170
7,970,398
North Dakota 1.2%
Cass County Joint Water Resource District , GO , 2021 A , Refunding , 0.48% , 5/01/24 .
5,000,000 4,752,530
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/27 .. 1,125,000 1,187,068
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/28 .. 1,680,000 1,792,393
City of Horace ,
GO, 2021 B, Refunding, 0.6%, 10/01/23 ................................. 1,600,000 1,560,033
GO, 2022 A, Refunding, 3.25%, 8/01/24 ................................. 3,000,000 2,935,084
12,227,108
Ohio 1.2%
e
Ohio Air Quality Development Authority , Duke Energy Corp. , Revenue , 2022 A ,
Refunding , Mandatory Put , 4.25% , 6/01/27 ............................... 7,500,000 7,457,529
Sycamore Community City School District , GO , 2020 , 4% , 12/01/23 .............
2,560,000 2,575,911
Youngstown State University ,
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/24 ................... 645,000 653,339
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/25 ................... 580,000 592,977
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/26 ................... 850,000 877,561
12,157,317
Oklahoma 0.2%
Oklahoma State University , Revenue , 2021 A , Refunding , 5% , 9/01/23 ...........
705,000 711,022
Tulsa County Industrial Authority , Tulsa County Independent School District No. 11
Owasso , Revenue , 2018 , 5% , 9/01/23 .................................. 1,170,000 1,179,185
1,890,207
Oregon 0.8%
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2021 , 3% ,
6/15/25 ......................................................... 850,000 849,113
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
2,000,000 2,085,114
State of Oregon , GO , 2015 B , Refunding , 5% , 8/01/27 ........................
2,785,000 2,920,521
f
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/25 ............................ 2,270,000 2,258,954
8,113,702

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
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Pennsylvania 4.3%
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/24 ................................. $ 150,000 $ 151,656
Revenue, 2022, Refunding, 5%, 5/01/25 ................................. 500,000 508,935
Revenue, 2022, Refunding, 5%, 5/01/26 ................................. 500,000 513,475
Revenue, 2022, Refunding, 5%, 5/01/27 ................................. 590,000 610,474
e
Bethlehem Area School District Authority , Revenue , 2021 A , Refunding , Mandatory
Put , 3.399% , ( SOFR + 0.35% ), 11/01/25 ................................ 1,990,000 1,933,813
e
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2014 B ,
Refunding , Mandatory Put , 4.163% , ( 1-month USD LIBOR + 1.07% ), 6/01/24 ..... 10,000,000 10,043,377
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 B , Refunding , 2.625% , 2/15/27 ................................... 8,500,000 8,072,496
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/29 ........... 1,230,000 1,328,230
e
Waste Management, Inc., Revenue, 2021 A, Mandatory Put, 3.82%, 6/03/24 ..... 6,000,000 5,855,047
e
Waste Management, Inc., Revenue, 2021 B, Refunding, Mandatory Put, 1.1%,
11/02/26 ....................................................... 4,000,000 3,559,948
Philadelphia Gas Works Co. ,
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/25 ........................ 500,000 520,295
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/26 ........................ 600,000 635,511
h
University of Pittsburgh-of the Commonwealth System of Higher Education , Revenue ,
FRN , 2019 , 3.78% , ( SIFMA Municipal Swap Index + 0.36% ), 2/15/24 ........... 7,750,000 7,741,355
Westmoreland County Industrial Development Authority , Excela Health Obligated
Group , Revenue , 2020 A , Refunding , 4% , 7/01/23 ......................... 375,000 374,683
41,849,295
Rhode Island 0.1%
City of Providence ,
GO, 2021 A, Refunding, 5%, 1/15/24 ................................... 500,000 505,672
GO, 2021 A, Refunding, 5%, 1/15/25 ................................... 500,000 513,764
GO, 2021 A, Refunding, 5%, 1/15/26 ................................... 500,000 521,859
1,541,295
South Carolina 1.7%
e
Columbia Housing Authority , Columbia Leased Housing Associates I LLLP , Revenue ,
2022 , Mandatory Put , 2.25% , 10/01/25 .................................. 9,000,000 8,689,760
f
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 710,000 648,081
f
South Carolina Jobs-Economic Development Authority , Columbia Portfolio Obligated
Group , Revenue , 144A, 2022 A-3 , 6% , 6/01/23 ............................ 1,775,000 1,762,439
South Carolina Public Service Authority , Revenue , 2021 B , 5% , 12/01/24 ..........
1,750,000 1,793,226
f
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 1,500,000 1,439,349
e
Spartanburg Housing Authority , CV Housing Partners LP , Revenue , 2022 , Mandatory
Put , 1.05% , 8/01/23 ................................................ 2,000,000 1,961,772
16,294,627
South Dakota 0.1%
South Dakota Health & Educational Facilities Authority ,
Sanford Obligated Group, Revenue, 2021, Refunding, 0.744%, 11/01/23 ........ 710,000 688,580
Sanford Obligated Group, Revenue, 2021, Refunding, 1.225%, 11/01/24 ........ 450,000 420,699
1,109,279
Tennessee 3.3%
City of Memphis ,
GO, 2018, 5%, 6/01/24 ............................................. 6,915,000 7,076,198
GO, 2018, 5%, 6/01/25 ............................................. 7,260,000 7,562,845
GO, 2018, 5%, 6/01/26 ............................................. 7,625,000 8,111,831

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
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Tennessee (continued)
e
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. $ 8,010,000 $ 8,515,883
Tennessee Energy Acquisition Corp. ,
Revenue, 2021 A, 5%, 11/01/23 ....................................... 250,000 251,403
Revenue, 2021 A, 5%, 11/01/24 ....................................... 250,000 253,228
Revenue, 2021 A, 5%, 11/01/25 ....................................... 350,000 357,422
32,128,810
Texas 2.4%
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
Zero Cpn., 8/15/27 ................................................. 3,280,000 2,830,569
City of Dallas , Waterworks & Sewer System , Revenue , 2015 A , Refunding , 5% ,
10/01/26 ........................................................ 5,000,000 5,208,293
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,070,354
City of Lubbock , GO , 2018 , Refunding , 5% , 2/15/25 .........................
5,150,000 5,334,415
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2%, 9/01/24 ............................................. 140,000 133,411
GO, 2021, 2%, 9/01/25 ............................................. 145,000 134,332
GO, 2021, 2%, 9/01/26 ............................................. 150,000 135,357
GO, 2021, 2%, 9/01/27 ............................................. 155,000 136,696
Texas Water Development Board , State Revolving Fund , Revenue , 2018 , 5% , 8/01/27
4,200,000 4,577,257
e
THF Public Facility Corp. , THF Little Elm Leased Housing Associates II LP , Revenue ,
2022 , Mandatory Put , 3.25% , 9/01/25 ................................... 3,500,000 3,424,025
f
Town of Little Elm , Valencia Public Improvement District , Special Assessment , 144A,
2021 , 2.375% , 9/01/26 .............................................. 140,000 125,668
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 2%, 8/15/23 ..................................... 255,000 252,555
GO, Sub. Lien, 2021, 2%, 8/15/25 ..................................... 265,000 248,832
GO, Sub. Lien, 2021, 2%, 8/15/27 ..................................... 280,000 252,788
23,864,552
Utah 0.6%
City of Salt Lake City ,
Airport, Revenue, 2021 A, 5%, 7/01/24 .................................. 1,000,000 1,015,788
Airport, Revenue, 2021 A, 5%, 7/01/26 .................................. 3,900,000 4,049,249
Utah Infrastructure Agency , Revenue , 2021 , 3% , 10/15/23 .....................
475,000 468,708
5,533,745
Virginia 0.3%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/29 ........................................................ 180,000 179,063
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
7/01/29 ........................................................ 1,750,000 1,741,776
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/23 ... 300,000 296,544
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/24 ... 220,000 213,679
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/25 ... 230,000 219,566
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/26 ... 235,000 220,409
2,871,037
Washington 1.3%
Auburn School District No. 408 of King & Pierce Counties ,
GO, 2018, 5%, 12/01/27 ............................................. 1,700,000 1,861,924
GO, 2018, 5%, 12/01/28 ............................................. 3,300,000 3,615,859
Spokane County School District No. 354 Mead ,
GO, 2018, 4%, 12/01/32 ............................................. 1,150,000 1,188,749
GO, 2018, 5%, 12/01/33 ............................................. 1,500,000 1,621,394

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
State of Washington , GO , R-2015 D , Refunding , 5% , 7/01/28 ..................
$ 3,985,000 $ 4,133,838
f
Washington Health Care Facilities Authority , Fred Hutchinson Cancer Center Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 304,475
12,726,239
West Virginia 0.1%
e
West Virginia Economic Development Authority , Appalachian Power Co. , Revenue ,
2010 A , Refunding , Mandatory Put , 0.625% , 12/15/25 ...................... 1,000,000 900,561
Wisconsin 0.4%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 2.75%, 12/01/25 ................... 470,859 445,356
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/26 .......... 150,000 147,084
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/25 ........................................... 285,000 280,196
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/26 ........................................... 300,000 292,662
f
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 B, 4.25%, 6/01/25 1,662,000 1,583,094
Wisconsin Health & Educational Facilities Authority ,
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/24 .................................................... 160,000 158,782
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/26 .................................................... 345,000 335,625
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/27 .................................................... 360,000 345,873
3,588,672
Wyoming 0.1%
County of Laramie ,
Cheyenne Regional Medical Center, Revenue, 2021, Refunding, 4%, 5/01/23 ..... 800,000 800,734
Cheyenne Regional Medical Center, Revenue, 2021, Refunding, 4%, 5/01/27 ..... 550,000 566,708
1,367,442
U.S. Territories 1.1%
District of Columbia 1.0%
District of Columbia , Income Tax , Revenue , 2022 C , Refunding , 5% , 12/01/27 ......
9,150,000 10,038,586
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/23 .. 100,000 100,394
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/25 .. 195,000 200,074
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/27 .. 450,000 474,876
775,344
Total U.S. Territories .................................................................... 10,813,930
Total Municipal Bonds (Cost $910,086,513) .....................................
878,179,417
Total Long Term Investments (Cost $989,952,264) ...............................
955,524,220
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
See Abbreviations on page 178 .
Short Term Investments 1.3%
a a
Principal
Amount
a
Value
Municipal Bonds 1.3%
California 0.3%
i
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 1.65% , 7/01/36 ........................... $ 745,000 $ 745,000
i
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 1.55%, 5/15/48 .................. 800,000 800,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 1.55%, 5/15/48 .......... 840,000 840,000
2,385,000
Colorado 0.1%
i
City & County of Denver , COP , 2008 A-2 , Refunding , SPA JPMorgan Chase Bank
NA , Daily VRDN and Put , 2.5% , 12/01/29 ................................ 600,000 600,000
Georgia 0.4%
i
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 2.8% , 9/01/37 ...................... 4,000,000 4,000,000
Massachusetts 0.1%
i
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 1.6% , 11/01/49 ............ 1,300,000 1,300,000
Michigan 0.1%
i
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 2.55% , 12/01/24 ..
1,300,000 1,300,000
Minnesota 0.0%
†
i
City of Minneapolis St. Paul Housing & Redevelopment Authority , Allina Health
Obligated Group , Revenue , B-2 , LOC JPMorgan Chase Bank NA , Daily VRDN and
Put , 2.45% , 11/15/35 ............................................... 450,000 450,000
New York 0.1%
i
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 2.4% , 1/01/34 1,000,000 1,000,000
Oregon 0.2%
i
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 2.62% , 8/01/34 ............ 500,000 500,000
i
State of Oregon , GO , 2020 M , SPA US Bank NA , Daily VRDN and Put , 2.62% ,
12/01/44 ........................................................ 1,100,000 1,100,000
1,600,000
Total Municipal Bonds (Cost $12,635,000) ......................................
12,635,000
Total Short Term Investments (Cost $12,635,000 ) ................................
12,635,000
a
Total Investments (Cost $1,002,587,264) 98.9% ..................................
$968,159,220
Other Assets, less Liabilities 1.1% .............................................
10,757,222
Net Assets 100.0% ...........................................................
$978,916,442
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
See Note 1(c) regarding senior floating rate interests.
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
The maturity date shown represents the mandatory put date.

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $64,397,958, representing 6.6% of net assets.
g
Security purchased on a when-issued basis. See Note 1(b).
h
The coupon rate shown represents the rate at period end.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.05 $10.29 $10.46 $9.93 $9.97
Income from investment operations
c
:
Net investment income
d
......................... 0.38 0.36 0.40 0.39 0.20
Net realized and unrealized gains (losses) ........... (1.40) (0.24) (0.19) 0.56 (0.04)
Total from investment operations .................... (1.02) 0.12 0.21 0.95 0.16
Less distributions from:
Net investment income .......................... (0.35) (0.36) (0.38) (0.42) (0.20)
Net asset value, end of year ....................... $8.68 $10.05 $10.29 $10.46 $9.93
Total return
e
................................... (10.15)% 1.07% 2.15% 9.73% 1.68%
Ratios to average net assets
f
Expenses
g
.................................... 0.91% 0.80%
h
0.79% 0.79% 0.81%
Net investment income ........................... 4.20% 3.49% 3.97% 3.82% 4.23%
Supplemental data
Net assets, end of year (000’s) ..................... $1,390,633 $1,559,216 $1,177,730 $900,342 $343,683
Portfolio turnover rate ............................ 23.04% 18.70% 38.24% 11.98% 6.16%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.04 $10.28 $10.45 $9.92 $9.94
Income from investment operations
b
:
Net investment income
c
......................... 0.39 0.38 0.42 0.40 0.43
Net realized and unrealized gains (losses) ........... (1.39) (0.24) (0.20) 0.56 (0.01)
Total from investment operations .................... (1.00) 0.14 0.22 0.96 0.42
Less distributions from:
Net investment income .......................... (0.37) (0.38) (0.39) (0.43) (0.44)
Net asset value, end of year ....................... $8.67 $10.04 $10.28 $10.45 $9.92
Total return
d
................................... (10.02)% 1.22% 2.30% 9.90% 4.33%
Ratios to average net assets
Expenses
e
.................................... 0.75% 0.65%
f
0.65% 0.64% 0.66%
Net investment income ........................... 4.35% 3.65% 4.14% 3.97% 4.38%
Supplemental data
Net assets, end of year (000’s) ..................... $2,577,670 $3,518,033 $3,756,501 $4,196,856 $4,174,968
Portfolio turnover rate ............................ 23.04% 18.70% 38.24% 11.98% 6.16%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.24 $10.49 $10.66 $10.12 $10.13
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.32 0.36 0.36 0.39
Net realized and unrealized gains (losses) ........... (1.42) (0.25) (0.19) 0.56 (0.01)
Total from investment operations .................... (1.08) 0.07 0.17 0.92 0.38
Less distributions from:
Net investment income .......................... (0.32) (0.32) (0.34) (0.38) (0.39)
Net asset value, end of year ....................... $8.84 $10.24 $10.49 $10.66 $10.12
Total return
d
................................... (10.52)% 0.54% 1.71% 9.27% 3.77%
Ratios to average net assets
Expenses
e
.................................... 1.29% 1.19%
f
1.19% 1.19% 1.21%
Net investment income ........................... 3.71% 3.03% 3.53% 3.42% 3.83%
Supplemental data
Net assets, end of year (000’s) ..................... $175,131 $262,313 $359,050 $488,258 $558,728
Portfolio turnover rate ............................ 23.04% 18.70% 38.24% 11.98% 6.16%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.09 $10.33 $10.50 $9.97 $9.98
Income from investment operations
b
:
Net investment income
c
......................... 0.40 0.40 0.43 0.42 0.45
Net realized and unrealized gains (losses) ........... (1.40) (0.25) (0.19) 0.56 (0.01)
Total from investment operations .................... (1.00) 0.15 0.24 0.98 0.44
Less distributions from:
Net investment income .......................... (0.38) (0.39) (0.41) (0.45) (0.45)
Net asset value, end of year ....................... $8.71 $10.09 $10.33 $10.50 $9.97
Total return .................................... (9.94)% 1.36% 2.43% 10.01% 4.55%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.51% 0.51% 0.51% 0.52%
Expenses net of waiver and payments by affiliates
d
...... 0.61% 0.51%
e
0.50% 0.50% 0.52%
e
Net investment income ........................... 4.48% 3.77% 4.25% 4.11% 4.52%
Supplemental data
Net assets, end of year (000’s) ..................... $181,286 $228,725 $157,328 $127,806 $90,752
Portfolio turnover rate ............................ 23.04% 18.70% 38.24% 11.98% 6.16%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.08 $10.33 $10.50 $9.97 $9.98
Income from investment operations
b
:
Net investment income
c
......................... 0.40 0.39 0.43 0.42 0.45
Net realized and unrealized gains (losses) ........... (1.39) (0.25) (0.20) 0.55 (0.01)
Total from investment operations .................... (0.99) 0.14 0.23 0.97 0.44
Less distributions from:
Net investment income .......................... (0.38) (0.39) (0.40) (0.44) (0.45)
Net asset value, end of year ....................... $8.71 $10.08 $10.33 $10.50 $9.97
Total return .................................... (9.89)% 1.22% 2.39% 9.97% 4.52%
Ratios to average net assets
Expenses
d
.................................... 0.65% 0.55%
e
0.54% 0.54% 0.56%
Net investment income ........................... 4.42% 3.73% 4.22% 4.07% 4.48%
Supplemental data
Net assets, end of year (000’s) ..................... $846,496 $1,284,270 $1,229,100 $1,166,057 $994,336
Portfolio turnover rate ............................ 23.04% 18.70% 38.24% 11.98% 6.16%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
a a
Shares
a
Value
a
Management Investment Companies 1.2%
Capital Markets 1.2%
a
Franklin Dynamic Municipal Bond ETF ................................... 1,755,000 $ 41,339,025
iShares National Muni Bond ETF ........................................ 200,000 21,090,000
62,429,025
Total Management Investment Companies (Cost $66,777,667) ....................
62,429,025
Principal
Amount
a a a a
Corporate Bonds 2.4%
Commercial Services & Supplies 0.4%
b
CalPlant I LLC ,
21A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... $ 1,920,000 1,933,064
21B, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 7,205,000 7,251,954
22A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 3,975,000 4,001,476
c
22B, Senior Secured Note, 144A, 9.5%, 12/30/22 .......................... 345,000 345,000
c
22C, Senior Secured Note, 144A, 9.5%, 12/30/22 .......................... 2,610,000 2,610,000
22X, Senior Secured Note, 144A, 9.5%, 3/31/23 ........................... 3,910,000 3,931,139
c
23A, Senior Secured Note, 144A, 9.5%, 3/31/23 ........................... 1,380,000 1,380,000
23B, Senior Secured Note, 144A, 9.5%, 3/31/23 ........................... 1,225,000 1,225,000
22,677,633
Diversified Consumer Services 1.7%
Grand Canyon University , 5.125% , 10/01/28 ...............................
93,710,000 85,978,925
Electric Utilities 0.3%
b
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 15,000,000 14,042,745
Total Corporate Bonds (Cost $131,099,439) .....................................
122,699,303
Municipal Bonds 95.3%
Alabama 3.4%
County of Jefferson ,
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/28 .................... 7,350,000 5,250,411
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/29 .................... 13,465,000 8,885,730
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/30 .................... 19,050,000 11,588,698
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/31 .................... 24,845,000 13,904,333
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/32 .................... 30,825,000 15,908,721
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/33 .................... 35,700,000 17,014,142
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/34 .................... 28,020,000 12,296,061
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/35 .................... 15,000,000 6,064,450
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/36 .................... 12,425,000 4,612,656
Sewer, Revenue, Sub. Lien, 2013 F, Zero Cpn., 10/01/39 .................... 75,000,000 77,076,750
MidCity Improvement District ,
Assessment Area, Special Assessment, 2022, 3.875%, 11/01/27 .............. 300,000 270,833
Assessment Area, Special Assessment, 2022, 4.25%, 11/01/32 ............... 600,000 507,657
Assessment Area, Special Assessment, 2022, 4.5%, 11/01/42 ................ 1,090,000 862,141
Assessment Area, Special Assessment, 2022, 4.75%, 11/01/49 ............... 1,250,000 964,114
175,206,697
Arizona 1.8%
Arizona Industrial Development Authority , Great Lakes Senior Living Communities LLC ,
Revenue, Second Tier , 2019 B , 5.125% , 1/01/54 .......................... 3,005,000 1,557,992
b
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc., Revenue, 144A, 2019, Refunding, 5%, 6/15/49 1,235,000 1,113,192
American Leadership Academy, Inc., Revenue, 144A, 2022, Refunding, 4%, 6/15/57 8,500,000 5,983,073
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 A, 7%,
11/15/57 ....................................................... 5,000,000 5,080,131

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
b
Industrial Development Authority of the County of Pima (The), (continued)
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 B-1, 6.625%,
5/15/31 ........................................................ $ 4,000,000 $ 4,002,897
b
Maricopa County Industrial Development Authority ,
Arizona Autism Charter Schools Obligated Group, Revenue, 144A, 2021 A, 4%,
7/01/41 ........................................................ 370,000 297,926
Arizona Autism Charter Schools Obligated Group, Revenue, 144A, 2021 A, 4%,
7/01/51 ........................................................ 545,000 401,462
Arizona Autism Charter Schools Obligated Group, Revenue, 144A, 2021 A, 4%,
7/01/61 ........................................................ 2,625,000 1,831,764
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/38 ........................................................ 5,000,000 5,274,060
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/52 ........................................................ 10,000,000 10,255,237
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.25%, 12/01/25 .................................... 6,000,000 6,116,830
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 11,105,000 11,832,332
b
Sierra Vista Industrial Development Authority ,
Georgetown Community Development Authority, Revenue, 144A, 2021 A, Zero Cpn.,
10/01/56 ....................................................... 18,880,000 13,122,774
Georgetown Community Development Authority, Revenue, 144A, 2021 B, 6.25%,
10/01/36 ....................................................... 3,945,000 3,220,576
Georgetown Community Development Authority, Revenue, 144A, 2022 A, Zero Cpn.,
10/01/56 ....................................................... 2,327,000 1,982,874
Georgetown Community Development Authority, Revenue, 144A, 2022 B, 9%,
10/01/37 ....................................................... 250,000 239,243
Tempe Industrial Development Authority ,
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6%, 10/01/37 ................ 1,900,000 1,608,000
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/47 ............. 4,850,000 3,759,117
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/52 ............. 2,800,000 2,124,881
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/50 ........ 4,300,000 3,615,283
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/54 ........ 8,000,000 6,607,066
Tempe Life Care Village Obligated Group, Revenue, 2021 A, Refunding, 4%,
12/01/46 ....................................................... 500,000 362,683
Tempe Life Care Village Obligated Group, Revenue, 2021 B, 4%, 12/01/56 ....... 4,260,000 2,857,063
93,246,456
Arkansas 0.1%
b
Arkansas Development Finance Authority , United States Steel Corp. , Revenue , 144A,
2022 , 5.45% , 9/01/52 ............................................... 8,000,000 7,884,514
California 19.6%
Alvord Unified School District , GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/41 .....
30,750,000 12,545,852
b
California Community College Financing Authority ,
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 4.25%, 7/01/32 ..... 500,000 472,637
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 5.75%, 7/01/60 ..... 17,500,000 16,774,179
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 C, 6.75%, 7/01/60 ..... 7,000,000 6,609,964
b
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 10,800,000 9,346,434
Arbors Apartments, Revenue, 144A, 2020 A, 5%, 8/01/50 .................... 5,000,000 4,701,746
Aster Apartments, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 2/01/43 .......... 13,970,000 11,631,042
Brio Apartments & Next on Lex Apartments, Revenue, 144A, 2021 A-2, 4%, 8/01/47 16,500,000 13,194,596
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 14,955,000 12,156,484
K Street Flats, Revenue, 144A, 2021 A-2, 4%, 8/01/50 ...................... 16,850,000 11,957,065
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 30,500,000 22,941,877
Twin Creek Apartments, Revenue, Junior Lien, 144A, 2022 B, 5.5%, 2/01/40 ..... 4,400,000 4,053,874
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 15,365,000 14,738,704

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
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California (continued)
California County Tobacco Securitization Agency , Alameda County Tobacco Asset
Securitization Corp. , Revenue , 2002 , 5.875% , 6/01/35 ...................... $ 1,795,000 $ 1,824,691
b
California Municipal Finance Authority ,
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 17,400,000 17,548,460
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/46 ............ 6,800,000 6,499,748
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 7,128,116
b
California Pollution Control Financing Authority ,
d
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 24,500,000 1,225,000
d
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 10,000,000 500,000
d
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 10,000,000 1,300,000
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 6.75%, 12/01/28 .......... 1,690,000 1,231,430
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 5,300,000 3,550,988
b
California Public Finance Authority ,
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 3,143,516
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/47 ............................................ 2,900,000 2,805,337
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/46 ....................................................... 1,250,000 1,073,149
California Statewide Communities Development Authority ,
b
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/36 7,210,000 7,072,596
Loma Linda University Medical Center Obligated Group, Revenue, 2014 A, 5.25%,
12/01/44 ....................................................... 7,555,000 7,353,184
b
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 3,000,000 2,828,844
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 1,275,000 1,182,468
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 3,725,000 3,276,991
b
City & County of San Francisco , District No. 2020-1 , Special Tax , 144A, 2021 B , 5.25% ,
9/01/49 ......................................................... 5,000,000 3,559,748
City of San Francisco , 5.25% , 9/01/49 ....................................
10,000,000 7,119,495
b
CMFA Special Finance Agency ,
Solana at Grand, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/45 ........... 35,000,000 28,437,798
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 1,700,000 1,434,164
b
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 38,000,000 27,627,167
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 34,035,000 27,056,511
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 11,095,000 8,747,683
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 18,265,000 14,456,835
b
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 15,000,000 10,770,638
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 15,935,000 13,859,935
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 7,500,000 5,412,080
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 16,000,000 10,841,326
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 14,235,000 10,569,547
Renaissance at City Center, Revenue, 144A, 2020 A, 5%, 7/01/51 ............. 20,940,000 19,529,226
Waterscape Apartments, Revenue, 144A, 2021 B, 4%, 9/01/46 ................ 2,500,000 2,028,577
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 19,800,000 12,869,895
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 10,000,000 10,844,779
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 7,295,000 8,080,980
M-S-R Energy Authority ,
Revenue, 2009 B, 6.125%, 11/01/29 ................................... 27,160,000 29,946,173
Revenue, 2009 B, 7%, 11/01/34 ....................................... 20,000,000 24,825,846
Revenue, 2009 C, 6.5%, 11/01/39 ..................................... 20,000,000 23,858,686

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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California (continued)
Palmdale Elementary School District ,
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/28 ................................................... $ 1,500,000 $ 1,243,765
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/30 ................................................... 1,250,000 960,329
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/31 ................................................... 1,250,000 920,586
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/34 ................................................... 2,500,000 2,529,673
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/32 ......................... 4,000,000 2,735,866
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/33 ......................... 5,500,000 3,593,226
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/41 ......................... 5,000,000 2,064,347
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/42 ......................... 7,000,000 2,773,209
San Diego Unified School District ,
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 44,565,000 32,093,703
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 33,305,000 24,056,774
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 35,834,000 44,600,440
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 35,834,000 44,621,289
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/26 ........................... 110,000,000 101,015,255
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/27 ........................... 139,100,000 124,266,738
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 15,000,000 15,032,964
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
40,000,000 38,678,164
San Mateo Union High School District , GO , 2011 A , Zero Cpn., 9/01/41 ...........
20,000,000 18,687,870
San Ysidro School District ,
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/42 ................... 10,000,000 3,672,348
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/43 ................... 12,500,000 4,346,051
Silicon Valley Tobacco Securitization Authority ,
Revenue, 2007 A, Zero Cpn., 6/01/36 ................................... 15,000,000 7,195,222
Revenue, 2007 C, Zero Cpn., 6/01/56 .................................. 60,000,000 5,426,628
Southern California Public Power Authority , Revenue , 2007 A , 5.25% , 11/01/27 .....
9,855,000 10,409,157
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 50,000,000 9,245,380
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-2,
Refunding, Zero Cpn., 6/01/54 ...................................... 18,000,000 3,274,661
1,015,989,706
Colorado 5.6%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
3,775,000 3,146,620
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,417,000 6,562,206
Aerotropolis Regional Transportation Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,415,000 4,674,569
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ......
5,250,000 4,409,930
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 .....
4,750,000 3,833,475
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien, 2020 A, 5%, 12/01/40 ................................. 1,500,000 1,384,228
GO, Senior Lien, 2020 A, 5%, 12/01/50 ................................. 1,500,000 1,301,386
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 2,245,000 2,134,910
Baseline Metropolitan District No. 1 ,
GO, 2021 A, 5%, 12/01/51 ........................................... 1,500,000 1,273,872
GO, 2021 B, 7.5%, 12/15/51 ......................................... 2,190,000 1,938,988
b
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,548,986
Bradburn Metropolitan District No. 2 ,
GO, 2018 A, Refunding, 5%, 12/01/38 .................................. 600,000 577,253

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
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Colorado (continued)
Bradburn Metropolitan District No. 2, (continued)
GO, 2018 A, Refunding, 5%, 12/01/47 .................................. $ 2,400,000 $ 2,210,930
Brighton Crossing Metropolitan District No. 4 ,
GO, 2017 A, 5%, 12/01/37 ........................................... 525,000 510,445
GO, 2017 A, 5%, 12/01/47 ........................................... 2,440,000 2,252,119
Brighton Crossing Metropolitan District No. 6 , GO , 2020 A(3) , 5% , 12/01/50 ........
2,000,000 1,683,724
b
Broadway Park North Metropolitan District No. 2 ,
GO, 144A, 2020, Refunding, 5%, 12/01/40 ............................... 1,325,000 1,251,814
GO, 144A, 2020, Refunding, 5%, 12/01/49 ............................... 1,575,000 1,431,653
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 740,000 649,952
Centerra Metropolitan District No. 1 , GO , 2020 A , Refunding , 5% , 12/01/51 ........
4,000,000 3,430,302
Clear Creek Transit Metropolitan District No. 2 ,
GO, 2021 A, 5%, 12/01/41 ........................................... 580,000 523,548
GO, 2021 A, 5%, 12/01/50 ........................................... 1,000,000 852,342
Colliers Hill Metropolitan District No. 2 , GO , 2022 B-1 , Refunding , 5.75% , 12/15/47 ..
2,250,000 2,104,073
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/49 .......... 2,235,000 1,752,536
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/58 .......... 4,750,000 3,537,071
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/47 ........................................................ 6,500,000 5,935,220
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 ..
1,625,000 1,411,371
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
1,760,000 1,587,321
Copperleaf Metropolitan District No. 6 , GO , 2022 B , 6% , 12/15/41 ...............
1,225,000 1,164,298
Cornerstar Metropolitan District ,
GO, A, Refunding, 5.125%, 12/01/37 ................................... 2,000,000 1,936,781
GO, A, Refunding, 5.25%, 12/01/47 .................................... 5,200,000 4,864,376
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019 A , 5% , 12/01/49 ......
900,000 802,570
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 4,290,000 4,214,284
b
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 1,734,937
E-470 Public Highway Authority , Revenue , 2004 A , Refunding , NATL Insured , Zero
Cpn., 9/01/28 ..................................................... 15,000,000 12,460,248
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021 , 5% , 12/01/51 ........
1,600,000 1,354,356
Evan's Place Metropolitan District ,
GO, 2020 A(3), 5%, 12/01/40 ......................................... 550,000 510,811
GO, 2020 A(3), 5%, 12/01/50 ......................................... 1,575,000 1,349,110
First Creek Village Metropolitan District ,
GO, 2019 A, 5%, 12/01/39 ........................................... 595,000 579,590
GO, 2019 A, 5%, 8/01/49 ............................................ 540,000 496,143
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 ..........
1,580,000 1,098,001
b
Hidden Creek Metropolitan District , GO , 144A, 2021 A , 4.625% , 12/01/45 ......... 1,140,000 886,741
b
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A , 4.5% , 12/01/51 ........... 1,675,000 1,151,646
b
Jacoby Farm Metropolitan District , GO , 144A, 2021 , Refunding , 5% , 12/15/46 ...... 5,000,000 4,339,495
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ...................
1,225,000 897,471
Jefferson Center Metropolitan District No. 1 ,
Revenue, 2020 A-2, 4.125%, 12/01/40 .................................. 575,000 477,262
Revenue, 2020 A-2, 4.375%, 12/01/47 .................................. 1,125,000 902,976
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............
1,500,000 1,238,385
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 .....
8,500,000 6,769,473
b
Karl's Farm Metropolitan District No. 2 ,
GO, 144A, 2020 A(3), 5.375%, 12/01/40 ................................. 645,000 600,813
GO, 144A, 2020 A(3), 5.625%, 12/01/50 ................................. 1,900,000 1,734,749
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ......
6,590,000 5,461,886
Meadowlark Metropolitan District ,
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 4.875%, 12/01/40 .... 520,000 445,025

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
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Meadowlark Metropolitan District, (continued)
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 5.125%, 12/01/50 .... $ 750,000 $ 646,076
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ...
1,465,000 1,326,601
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 ..............
8,000,000 6,595,674
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ...............
565,000 481,815
Palisade Park West Metropolitan District , GO , 2019 A , 5.125% , 12/01/49 ..........
1,500,000 1,365,012
b
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 3,000,000 2,821,101
Prairie Center Metropolitan District No. 7 ,
GO, 2020, 4.125%, 12/15/36 ......................................... 500,000 435,976
GO, 2020, 4.875%, 12/15/44 ......................................... 725,000 615,797
GO, 2021, 6.375%, 6/15/46 .......................................... 1,330,000 1,197,465
Pronghorn Valley Metropolitan District ,
GO, 2021 A, 3.75%, 12/01/41 ......................................... 515,000 393,967
GO, 2021 A, 4%, 12/01/51 ........................................... 650,000 477,121
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........
1,475,000 1,025,977
Public Authority for Colorado Energy ,
Revenue, 2008, 6.125%, 11/15/23 ..................................... 585,000 592,934
Revenue, 2008, 6.25%, 11/15/28 ...................................... 12,500,000 13,440,993
Revenue, 2008, 6.5%, 11/15/38 ....................................... 60,100,000 71,637,884
Raindance Metropolitan District No. 1 ,
Non-Potable Water System, Revenue, 2020, 5%, 12/01/40 ................... 625,000 574,536
Non-Potable Water System, Revenue, 2020, 5.25%, 12/01/50 ................ 4,250,000 3,775,392
Rampart Range Metropolitan District No. 5 ,
Revenue, 2021, 4%, 12/01/36 ........................................ 1,250,000 1,041,072
Revenue, 2021, 4%, 12/01/41 ........................................ 2,730,000 2,095,199
Revenue, 2021, 4%, 12/01/51 ........................................ 6,670,000 4,610,279
Reunion Metropolitan District , Water Activity Enterprise , Revenue , 2021 A , 3.625% ,
12/01/44 ........................................................ 6,132,527 4,438,658
Ritoro Metropolitan District , GO , 2019 A , 5% , 12/01/49 .......................
2,000,000 1,819,020
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ...................
5,625,000 4,662,080
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
2,900,000 2,651,819
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 2,634,036
Southglenn Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/30 .................................... 3,470,000 3,458,299
GO, 2016, Refunding, 5%, 12/01/36 .................................... 810,000 784,118
GO, 2016, Refunding, 5%, 12/01/46 .................................... 4,200,000 3,870,866
STC Metropolitan District No. 2 ,
GO, 2019 A, Refunding, 5%, 12/01/38 .................................. 2,000,000 1,859,506
GO, 2019 A, Refunding, 5%, 12/01/49 .................................. 1,000,000 894,358
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,651,968
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
819,000 676,630
Village Metropolitan District (The) ,
GO, 2020, Refunding, 5%, 12/01/40 .................................... 1,100,000 1,042,261
GO, 2020, Refunding, 5%, 12/01/49 .................................... 1,750,000 1,607,416
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 .........
3,000,000 2,790,000
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO, 2022 A(3)-1, 5%, 12/01/42 ....................................... 3,705,000 3,226,226
GO, 2022 A(3)-1, 5%, 12/01/51 ....................................... 4,085,000 3,257,467
GO, 2022 A(3)-2, Zero Cpn., 12/01/51 .................................. 5,130,000 2,940,805
Water Tap Fee, Revenue, 2022, 4.625%, 12/01/28 ......................... 6,000,000 5,490,008
Wild Plum Metropolitan District , GO , 2019 A , Pre-Refunded , 5% , 12/01/49 .........
595,000 625,549
Willow Bend Metropolitan District , GO, Senior Lien , 2019 A , 5% , 12/01/49 .........
1,000,000 884,290
287,798,522

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
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Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
b
Church Home of Hartford Obligated Group, Revenue, 144A, 2016 A, 5%, 9/01/46 .. $ 1,000,000 $ 887,522
b
Church Home of Hartford Obligated Group, Revenue, 144A, A, 5%, 9/01/53 ...... 7,850,000 6,786,616
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/43 ........ 13,000,000 12,149,044
b
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/45 ........ 1,000,000 909,636
b
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/55 ........ 5,695,000 4,940,413
b
Steel Point Infrastructure Improvement District ,
Tax Allocation, 144A, 2021, 4%, 4/01/31 ................................. 100,000 92,348
Tax Allocation, 144A, 2021, 4%, 4/01/36 ................................. 605,000 522,655
Tax Allocation, 144A, 2021, 4%, 4/01/41 ................................. 575,000 464,442
26,752,676
Florida 15.1%
Abbott Square Community Development District ,
Special Assessment, 2022, 5.375%, 6/15/42 ............................. 915,000 900,689
Special Assessment, 2022, 5.5%, 6/15/52 ............................... 1,500,000 1,465,672
Anabelle Island Community Development District ,
Special Assessment, 2022, 2.7%, 5/01/27 ............................... 655,000 604,644
Special Assessment, 2022, 3.1%, 5/01/32 ............................... 750,000 642,281
Special Assessment, 2022, 3.5%, 5/01/42 ............................... 1,945,000 1,472,400
Special Assessment, 2022, 4%, 5/01/52 ................................. 2,840,000 2,165,655
Artisan Lakes East Community Development District ,
Special Assessment, 2021-1, 2.3%, 5/01/26 .............................. 220,000 204,813
Special Assessment, 2021-1, 2.75%, 5/01/31 ............................. 250,000 211,864
Special Assessment, 2021-1, 3.125%, 5/01/41 ............................ 470,000 341,463
Special Assessment, 2021-1, 4%, 5/01/51 ............................... 455,000 348,980
b
Special Assessment, 144A, 2021-2, 2.75%, 5/01/31 ........................ 275,000 233,050
b
Special Assessment, 144A, 2021-2, 3.125%, 5/01/41 ....................... 515,000 374,157
b
Special Assessment, 144A, 2021-2, 4%, 5/01/52 .......................... 550,000 419,509
b
Astonia Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 540,000 461,928
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,370,000 1,056,007
Assessment Area 2, Special Assessment, 144A, 2021, 2.5%, 5/01/26 ........... 200,000 187,862
Assessment Area 2, Special Assessment, 144A, 2021, 3%, 5/01/31 ............ 500,000 435,502
Assessment Area 2, Special Assessment, 144A, 2021, 3.2%, 5/01/41 ........... 750,000 555,686
North Parcel Assessment Area, Special Assessment, 144A, 2021, 2.5%, 5/01/26 .. 195,000 183,166
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/31 .... 320,000 278,721
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3.2%, 5/01/41 .. 750,000 555,508
Avalon Groves Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 360,000 263,082
Special Assessment, 2021, 4%, 5/01/51 ................................. 500,000 384,072
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/32 ................. 200,000 171,473
Assessment Area 3, Special Assessment, 2021, 3.375%, 5/01/41 .............. 495,000 378,433
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/51 ................. 1,000,000 769,868
Avalon Park West Community Development District ,
Special Assessment, 2020, Refunding, 3.25%, 5/01/30 ...................... 215,000 193,754
Special Assessment, 2020, Refunding, 3.75%, 5/01/40 ...................... 580,000 464,484
Special Assessment, 2020, Refunding, 4%, 5/01/51 ........................ 880,000 678,272
Special Assessment, 2022, 5.5%, 5/01/42 ............................... 500,000 502,351
Special Assessment, 2022, 5.625%, 5/01/52 ............................. 875,000 870,544
Ave Maria Stewardship Community District , Maple Ridge Phase 5 Project Area , Special
Assessment , 2022 , 4% , 5/01/52 ....................................... 2,640,000 2,036,606
Avenir Community Development District ,
Assessment Area Three, Special Assessment, 2023, 4.5%, 5/01/30 ............ 420,000 411,665
Assessment Area Three, Special Assessment, 2023, 5.375%, 5/01/43 .......... 3,755,000 3,579,265
Assessment Area Three, Special Assessment, 2023, 5.625%, 5/01/54 .......... 6,340,000 6,033,338
Assessment Area Two, Special Assessment, 2021 A-1, 2.75%, 5/01/31 .......... 3,250,000 2,752,765

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
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a
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a a a a a
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(continued)
Florida (continued)
Avenir Community Development District, (continued)
Assessment Area Two, Special Assessment, 2021 A-1, 3.2%, 5/01/41 .......... $ 5,000,000 $ 3,670,550
Assessment Area Two, Special Assessment, 2021 A-1, 3.4%, 5/01/52 .......... 5,000,000 3,454,008
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3.1%, 11/01/31 ............... 170,000 148,057
Assessment Area 2, Special Assessment, 2021, 3.4%, 11/01/41 ............... 410,000 313,093
Babcock Ranch Community Independent Special District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. 465,000 397,998
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 5,250,000 3,863,152
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,910,000 1,456,842
Special Assessment, 2022, 5%, 5/01/42 ................................. 4,000,000 3,796,950
Special Assessment, 2022, 5%, 5/01/53 ................................. 5,000,000 4,603,106
Assessment Area 2C, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 219,728
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/40 ................ 775,000 656,074
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/51 ................ 1,550,000 1,188,831
Assessment Area 3A, Special Assessment, 2020, 2.5%, 5/01/25 ............... 60,000 57,399
Assessment Area 3A, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 219,728
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/40 ................ 385,000 325,921
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/51 ................ 890,000 682,619
Balm Grove Community Development District ,
Special Assessment, 2022, 3.25%, 11/01/27 .............................. 1,040,000 978,495
Special Assessment, 2022, 3.625%, 11/01/32 ............................. 1,290,000 1,142,530
Special Assessment, 2022, 4%, 11/01/42 ................................ 2,500,000 2,046,012
Special Assessment, 2022, 4.125%, 11/01/51 ............................. 3,125,000 2,444,747
Bannon Lakes Community Development District ,
b
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 700,000 536,600
b
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 775,000 594,494
Special Assessment, 2022, 3.3%, 5/01/32 ............................... 365,000 318,339
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,385,000 1,149,370
Special Assessment, 2022, 4%, 5/01/53 ................................. 2,260,000 1,709,540
Banyan Cay Community Development District , Special Assessment , 2020 NM , 4% ,
11/01/51 ........................................................ 3,000,000 2,295,928
Belmond Reserve Community Development District ,
2020 Project, Special Assessment, 2020, 4%, 5/01/40 ...................... 1,750,000 1,479,981
2020 Project, Special Assessment, 2020, 4%, 5/01/51 ...................... 3,635,000 2,788,002
Belmont II Community Development District ,
Special Assessment, 2020, 3.125%, 12/15/30 ............................. 325,000 286,262
Special Assessment, 2020, 3.625%, 12/15/40 ............................. 1,390,000 1,106,040
Berry Bay Community Development District ,
Assessment Area One, Special Assessment, 2021, 2.625%, 5/01/26 ........... 200,000 188,365
Assessment Area One, Special Assessment, 2021, 3.125%, 5/01/31 ........... 400,000 352,928
Assessment Area One, Special Assessment, 2021, 3.625%, 5/01/41 ........... 1,250,000 985,292
e
Assessment Area Two, Special Assessment, 2023, 5.5%, 5/01/43 .............. 985,000 982,547
e
Assessment Area Two, Special Assessment, 2023, 5.75%, 5/01/53 ............. 1,675,000 1,678,688
Black Creek Community Development District ,
Special Assessment, 2022, 5.125%, 6/15/32 ............................. 150,000 149,769
Special Assessment, 2022, 5.625%, 6/15/52 ............................. 2,000,000 1,977,161
Boggy Branch Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 295,000 276,352
Special Assessment, 2021, 3%, 5/01/31 ................................. 450,000 388,925
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,165,000 890,484
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,360,000 1,043,104
Bridgewater North Community Development District ,
Special Assessment, 2022, 3.125%, 5/01/27 ............................. 200,000 188,449
Special Assessment, 2022, 3.5%, 5/01/32 ............................... 350,000 309,886
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,000,000 829,870

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
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a
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a a a a a
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(continued)
Florida (continued)
Bridgewater North Community Development District, (continued)
Special Assessment, 2022, 4%, 5/01/52 ................................. $ 3,000,000 $ 2,288,233
Brightwater Community Development District ,
Special Assessment, 2021, 2.85%, 5/01/31 .............................. 300,000 257,550
Special Assessment, 2021, 3.15%, 5/01/41 .............................. 750,000 548,952
Brookstone Community Development District ,
Assessment Area Two, Special Assessment, 2022, 4.75%, 5/01/32 ............. 325,000 320,496
Assessment Area Two, Special Assessment, 2022, 5.5%, 5/01/42 .............. 1,000,000 990,689
Assessment Area Two, Special Assessment, 2022, 5.625%, 5/01/52 ............ 1,750,000 1,713,272
Buckhead Trails Community Development District ,
Special Assessment, 2022, 5.25%, 5/01/32 .............................. 400,000 393,975
Special Assessment, 2022, 5.625%, 5/01/42 ............................. 1,000,000 975,455
Special Assessment, 2022, 5.75%, 5/01/52 .............................. 1,410,000 1,369,148
Buena Lago Community Development District ,
Special Assessment, 2022, 5.25%, 5/01/42 .............................. 665,000 650,800
Special Assessment, 2022, 5.5%, 5/01/52 ............................... 1,135,000 1,131,634
b
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 4,698,747
b
Capital Trust Agency, Inc. ,
AcadeMir Charter School West, Revenue, 144A, 2021 A, 3%, 7/01/31 .......... 100,000 84,909
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/41 .......... 450,000 364,992
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/51 .......... 540,000 397,191
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/56 .......... 445,000 315,354
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/41 ......... 750,000 608,321
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/51 ......... 975,000 717,150
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/56 ......... 750,000 531,496
Educational Growth Fund LLC, Revenue, 144A, 2021 B, Zero Cpn., 7/01/31 ...... 9,980,000 5,594,500
Educational Growth Fund LLC, Revenue, Senior Lien, 144A, 2021 A-1, 5%, 7/01/56 1,000,000 889,471
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 7/01/46 ............................................ 3,250,000 2,504,549
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-2, 4.43%, 1/01/57 ........... 10,245,000 7,177,365
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/40 ...... 1,235,000 1,117,936
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/55 ...... 3,805,000 3,203,089
University Bridge LLC, Revenue, 144A, 2018 A, 5.25%, 12/01/43 .............. 31,755,000 29,989,384
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 3.3%, 1/01/31 .............. 715,000 621,358
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,050,000 787,637
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 3,500,000 2,636,381
Celebration Community Development District ,
Special Assessment, 2021, 2.25%, 5/01/26 .............................. 100,000 92,952
Special Assessment, 2021, 2.75%, 5/01/31 .............................. 240,000 203,475
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 590,000 428,645
Celebration Pointe Community Development District No. 1 ,
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 895,000 672,549
Special Assessment, 2021, 4%, 5/01/53 ................................. 1,345,000 997,320
CFM Community Development District , Special Assessment , 2021 , 2.4% , 5/01/26 ...
190,000 177,437
Chaparral Palm Bay Community Development District ,
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,235,000 1,045,576
Special Assessment, 2020 A-1, 4%, 5/01/50 .............................. 2,015,000 1,556,398
b
Chapel Creek Community Development District ,
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 260,000 225,188
Special Assessment, 144A, 2021, 3.375%, 5/01/41 ......................... 875,000 665,381
b
Chapel Crossings Community Development District ,
Special Assessment, 144A, 2020, 2.625%, 5/01/25 ......................... 345,000 330,004
Special Assessment, 144A, 2020, 3.2%, 5/01/30 .......................... 650,000 579,158
Special Assessment, 144A, 2020, 3.7%, 5/01/40 .......................... 1,710,000 1,374,073
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 2,820,000 2,162,906

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
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Florida (continued)
b
Charlotte County Industrial Development Authority ,
MSKP Town & Country Utility LLC, Revenue, 144A, 2021 A, 4%, 10/01/51 ....... $ 5,500,000 $ 4,119,266
MSKP Town & Country Utility LLC, Revenue, 144A, 2021 B, 5%, 10/01/36 ....... 2,500,000 2,150,417
Coddington Community Development District ,
Special Assessment, 2022, 5.75%, 5/01/42 .............................. 615,000 626,250
Special Assessment, 2022, 5.75%, 5/01/52 .............................. 1,000,000 1,005,150
Collier County Educational Facilities Authority , Ave Maria University, Inc. , Revenue ,
2013 A , Refunding , 6% , 6/01/38 ....................................... 12,000,000 12,036,016
Connerton East Community Development District ,
Special Assessment, 2023, 5.25%, 6/15/43 .............................. 1,395,000 1,391,432
Special Assessment, 2023, 5.375%, 6/15/53 ............................. 2,250,000 2,218,347
Coral Bay Lee County Community Development District ,
Assessment Area One, Special Assessment, 2022, 5.5%, 5/01/42 ............. 250,000 249,226
Assessment Area One, Special Assessment, 2022, 5.625%, 5/01/52 ........... 500,000 496,413
Cordoba Ranch Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ 835,000 721,672
Special Assessment, 2021, Refunding, 3%, 5/01/37 ........................ 825,000 631,892
Cordova Palms Community Development District ,
b
Special Assessment, 144A, 2021, 2.4%, 5/01/26 .......................... 345,000 322,188
b
Special Assessment, 144A, 2021, 2.8%, 5/01/31 .......................... 385,000 327,545
b
Special Assessment, 144A, 2021, 3%, 5/01/41 ............................ 1,215,000 865,454
b
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 1,945,000 1,483,320
Special Assessment, 2022-1, 5.7%, 5/01/42 .............................. 330,000 331,053
Special Assessment, 2022-1, 5.8%, 5/01/53 .............................. 665,000 663,059
Special Assessment, 2022-2, 4.5%, 5/01/27 .............................. 215,000 213,378
Special Assessment, 2022-2, 5.1%, 5/01/32 .............................. 340,000 340,178
Special Assessment, 2022-2, 5.4%, 5/01/42 .............................. 1,020,000 1,005,553
Special Assessment, 2022-2, 5.6%, 5/01/53 .............................. 2,005,000 1,987,445
Corkscrew Crossing Community Development District ,
Special Assessment, 2023, 5.1%, 5/01/43 ............................... 600,000 580,151
Special Assessment, 2023, 5.3%, 5/01/53 ............................... 1,250,000 1,199,100
Creekview Community Development District ,
Special Assessment, 2022, 4.25%, 5/01/32 .............................. 805,000 760,562
Special Assessment, 2022, 4.625%, 5/01/42 ............................. 2,455,000 2,195,557
Special Assessment, 2022, 4.75%, 5/01/53 .............................. 4,145,000 3,580,660
b
Crestview II Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 237,095
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/37 ................... 475,000 418,542
Cross Creek North Community Development District ,
Special Assessment, 2022, 3.75%, 5/01/32 .............................. 460,000 417,210
Special Assessment, 2022, 4.25%, 5/01/42 .............................. 2,340,000 2,017,382
Special Assessment, 2022, 4.5%, 5/01/52 ............................... 1,750,000 1,470,392
Crystal Cay Community Development District ,
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 200,000 168,829
Special Assessment, 2021, 3.05%, 5/01/41 .............................. 850,000 610,293
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 766,988
b
Currents Community Development District ,
Special Assessment, 144A, 2020 A, 4%, 5/01/40 .......................... 3,100,000 2,624,522
Special Assessment, 144A, 2020 A, 4%, 5/01/51 .......................... 5,815,000 4,460,036
b
Cypress Bluff Community Development District ,
Special Assessment, 144A, 2020 A, 3.125%, 5/01/30 ....................... 250,000 222,682
Special Assessment, 144A, 2020 A, 3.625%, 5/01/40 ....................... 800,000 633,180
Special Assessment, 144A, 2020 A, 3.8%, 5/01/50 ......................... 1,170,000 868,558
Cypress Park Estates Community Development District ,
b
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 295,000 265,319
b
Special Assessment, 144A, 2020, 3.875%, 5/01/40 ......................... 1,170,000 975,959

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
a a
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Florida (continued)
Cypress Park Estates Community Development District, (continued)
b
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ $ 1,210,000 $ 928,056
Special Assessment, 2022, 4.375%, 5/01/27 ............................. 150,000 147,251
Special Assessment, 2022, 4.75%, 5/01/32 .............................. 410,000 400,158
Special Assessment, 2022, 5%, 5/01/42 ................................. 1,200,000 1,126,682
Special Assessment, 2022, 5.125%, 5/01/52 ............................. 1,250,000 1,154,906
e
Del Webb Oak Creek Community Development District ,
Special Assessment, 2023, 5%, 5/01/43 ................................. 1,435,000 1,383,711
Special Assessment, 2023, 5.25%, 5/01/53 .............................. 2,000,000 1,929,503
DG Farms Community Development District ,
Special Assessment, 2020, 2.75%, 5/01/25 .............................. 100,000 95,936
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 200,000 179,270
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 295,000 237,796
DW Bayview Community Development District ,
b
2021 Assessment Area, Special Assessment, 144A, 2021, 2.375%, 5/01/26 ...... 335,000 312,606
b
2021 Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/32 ......... 430,000 365,122
b
2021 Assessment Area, Special Assessment, 144A, 2021, 3.375%, 5/01/41 ...... 1,160,000 881,258
b
2021 Assessment Area, Special Assessment, 144A, 2021, 4%, 5/01/51 ......... 750,000 576,946
2022 Assessment Area, Special Assessment, 2022, 4.5%, 5/01/32 ............. 185,000 178,693
2022 Assessment Area, Special Assessment, 2022, 5.125%, 5/01/42 ........... 1,115,000 1,070,870
2022 Assessment Area, Special Assessment, 2022, 5.25%, 5/01/52 ............ 750,000 709,344
East 547 Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 130,000 121,782
Assessment Area 1, Special Assessment, 2021, 3%, 5/01/31 ................. 140,000 120,999
Assessment Area 1, Special Assessment, 2021, 3.3%, 5/01/41 ................ 600,000 447,847
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/51 ................. 1,770,000 1,357,569
East Bonita Beach Road Community Development District ,
Special Assessment, 2021, 3%, 5/01/32 ................................. 255,000 217,057
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 750,000 559,269
East Nassau Stewardship District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 305,000 284,833
Special Assessment, 2021, 3%, 5/01/31 ................................. 500,000 432,139
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,270,000 976,817
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,520,000 1,165,822
Eden Hills Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 110,000 98,598
Special Assessment, 2020, 4%, 5/01/40 ................................. 300,000 253,986
Special Assessment, 2020, 4.125%, 5/01/51 ............................. 500,000 392,238
Special Assessment, 2022, 3.25%, 5/01/27 .............................. 455,000 430,852
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 610,000 545,618
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,645,000 1,365,001
Special Assessment, 2022, 4.125%, 5/01/52 ............................. 1,590,000 1,240,941
Edgewater East Community Development District ,
Assessment Area One, Special Assessment, 2021, 2.5%, 5/01/26 ............. 425,000 395,740
Assessment Area One, Special Assessment, 2021, 3.1%, 5/01/31 ............. 700,000 608,666
Assessment Area One, Special Assessment, 2021, 3.6%, 5/01/41 ............. 2,625,000 2,036,970
Assessment Area One, Special Assessment, 2021, 4%, 5/01/51 ............... 2,825,000 2,168,348
Assessment Area Two, Special Assessment, 2022, 3.375%, 5/01/32 ............ 1,985,000 1,723,251
Assessment Area Two, Special Assessment, 2022, 4%, 5/01/42 ............... 4,000,000 3,318,620
Assessment Area Two, Special Assessment, 2022, 4%, 5/01/52 ............... 6,200,000 4,722,658
b
Enbrook Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 500,000 422,553
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,150,000 881,800
b
Entrada Community Development District ,
Special Assessment, 144A, 2021, 2.125%, 5/01/26 ......................... 165,000 152,457
Special Assessment, 144A, 2021, 2.625%, 5/01/31 ......................... 370,000 309,350

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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Florida (continued)
b
Entrada Community Development District, (continued)
Special Assessment, 144A, 2021, 3.125%, 5/01/41 ......................... $ 935,000 $ 681,903
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 2,300,000 1,752,034
Epperson North Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 195,000 182,743
Special Assessment, 2021, 3%, 5/01/31 ................................. 280,000 242,323
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,365,000 1,042,803
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,815,000 1,390,393
Special Assessment, 2021 A, 2.45%, 11/01/26 ............................ 145,000 134,232
Special Assessment, 2021 A, 3.1%, 11/01/31 ............................. 500,000 432,063
Special Assessment, 2021 A, 4%, 11/01/51 .............................. 2,620,000 2,002,659
Epperson Ranch II Community Development District ,
Assessment Area 2, Special Assessment, 2020, 3.25%, 5/01/25 ............... 370,000 359,980
Assessment Area 2, Special Assessment, 2020, 3.625%, 5/01/30 .............. 700,000 643,092
Assessment Area 2, Special Assessment, 2020, 4.2%, 5/01/40 ................ 1,915,000 1,663,843
Assessment Area 2, Special Assessment, 2020, 4.375%, 5/01/51 .............. 3,310,000 2,714,436
Fallschase Community Development District , Special Assessment , 2021 , 3.375% ,
5/01/41 ......................................................... 1,000,000 759,705
Florida Development Finance Corp. ,
b
Revenue, 144A, 2021 A, 4%, 7/01/51 ................................... 1,700,000 1,292,142
b,f
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.375%, 1/01/26 ................................................. 2,000,000 1,857,902
b,f
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.5%, 1/01/29 ................................................... 4,000,000 3,677,104
b
Brightline Trains Florida LLC, Revenue, 144A, 2019 B, 7.375%, 1/01/49 ......... 12,000,000 10,866,598
b,f
Brightline Trains Florida LLC, Revenue, 144A, 2022 A, Refunding, Mandatory Put,
7.25%, 10/03/23 ................................................. 15,500,000 15,549,546
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/31 ........................................................ 450,000 433,759
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/51 ........................................................ 5,500,000 4,390,894
b
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2020 A, 5.25%,
6/01/50 ........................................................ 5,000,000 4,444,357
b
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 6/01/55 ............................................ 3,750,000 2,494,396
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/55 .......... 1,000,000 790,965
b
Forest Lake Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 350,000 315,446
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 1,270,000 1,072,679
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,170,000 897,376
Special Assessment, 144A, 2022, 4.75%, 5/01/27 ......................... 110,000 109,460
Special Assessment, 144A, 2022, 5%, 5/01/32 ............................ 175,000 172,838
Special Assessment, 144A, 2022, 5.375%, 5/01/42 ......................... 700,000 686,006
Special Assessment, 144A, 2022, 5.5%, 5/01/52 .......................... 620,000 600,705
Gracewater Sarasota Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 250,000 233,470
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 500,000 430,348
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 3,170,000 2,384,143
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,535,000 1,170,641
Grand Oaks Community Development District ,
Special Assessment, 2020, 4.25%, 5/01/40 .............................. 1,100,000 961,777
Special Assessment, 2020, 4.5%, 5/01/52 ............................... 3,500,000 2,917,707
Assessment Area No. 3, Special Assessment, 2021, 3.2%, 11/01/31 ............ 215,000 187,280
Assessment Area No. 3, Special Assessment, 2021, 3.5%, 11/01/41 ............ 555,000 422,155
Assessment Area No. 3, Special Assessment, 2021, 4%, 11/01/51 ............. 1,205,000 922,198
Grande Pines Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/41 .............................. 710,000 562,800

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
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Grande Pines Community Development District, (continued)
Special Assessment, 2021, 4%, 5/01/51 ................................. $ 750,000 $ 575,241
Greeneway Improvement District , Special Assessment , 2013 , 5.125% , 5/01/43 .....
26,745,000 26,232,416
Grove Resort Community Development District ,
Special Assessment, 2022, 3.3%, 5/01/32 ............................... 170,000 147,444
Special Assessment, 2022, 3.55%, 5/01/42 .............................. 435,000 328,717
Special Assessment, 2022, 4%, 5/01/52 ................................. 640,000 488,156
Hammock Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 540,000 458,081
Special Assessment, 2020, 4%, 5/01/51 ................................. 860,000 660,658
Special Assessment, 2021, 3%, 5/01/31 ................................. 200,000 172,856
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 520,000 393,935
Special Assessment, 2022, 4.4%, 5/01/32 ............................... 500,000 478,485
Special Assessment, 2022, 4.7%, 5/01/42 ............................... 1,500,000 1,363,811
Special Assessment, 2022, 5%, 5/01/52 ................................. 2,300,000 2,084,212
Harmony West Community Development District ,
Special Assessment, 2023, 5%, 5/01/43 ................................. 275,000 266,159
Special Assessment, 2023, 5.3%, 5/01/53 ............................... 305,000 297,798
Hawkstone Community Development District ,
Special Assessment, 2021, 2.6%, 5/01/26 ............................... 155,000 145,655
Special Assessment, 2021, 3.2%, 5/01/31 ............................... 440,000 386,069
Special Assessment, 2021, 3.45%, 5/01/41 .............................. 1,125,000 869,741
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,000,000 765,383
Hills of Minneola Community Development District ,
b
Special Assessment, 144A, 2020, 3.5%, 5/01/31 .......................... 1,000,000 899,256
b
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 2,625,000 2,210,412
b
Special Assessment, 144A, 2020, 4%, 5/01/50 ............................ 5,505,000 4,225,767
Special Assessment, 2021, 2.375%, 5/01/26 ............................. 100,000 93,399
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 250,000 213,145
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 500,000 368,187
Special Assessment, 2021, 4%, 5/01/52 ................................. 900,000 680,069
Hilltop Point Community Development District ,
Assessment Area One, Special Assessment, 2022-1, 5.375%, 5/01/52 .......... 700,000 662,084
Assessment Area Two, Special Assessment, 2022-2, 5.6%, 5/01/53 ............ 745,000 717,668
Holly Hill Road East Community Development District ,
Special Assessment, 2020, 4.5%, 11/01/31 ............................... 165,000 161,866
Special Assessment, 2020, 5%, 11/01/41 ................................ 350,000 332,573
Special Assessment, 2020, 5%, 11/01/50 ................................ 520,000 471,847
Hyde Park Community Development District No. 1 ,
Special Assessment, 2022, 4%, 5/01/42 ................................. 2,710,000 2,248,948
Special Assessment, 2022, 4%, 5/01/52 ................................. 2,545,000 1,941,184
Indigo Community Development District ,
Special Assessment, 1999 A, 7%, 5/01/31 ............................... 475,000 475,514
Special Assessment, 1999 C, 7%, 5/01/30 ............................... 4,123,752 2,845,389
2021 Assessment Area, Special Assessment, 2021, 2.2%, 5/01/26 ............. 245,000 227,375
2021 Assessment Area, Special Assessment, 2021, 2.7%, 5/01/31 ............. 240,000 202,595
2021 Assessment Area, Special Assessment, 2021, 3.125%, 5/01/41 ........... 855,000 617,221
2021 Assessment Area, Special Assessment, 2021, 4%, 5/01/52 .............. 1,375,000 1,048,513
Kindred Community Development District II ,
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 395,000 310,430
Special Assessment, 2020, 3.75%, 5/01/50 .............................. 570,000 423,669
Special Assessment, 2021, 2.2%, 5/01/26 ............................... 100,000 92,806
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 235,000 198,374
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 500,000 364,654
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,810,000 1,380,365

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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Kingman Gate Community Development District ,
Special Assessment, 2020, 3.125%, 6/15/30 ............................. $ 375,000 $ 332,728
Special Assessment, 2020, 4%, 6/15/40 ................................. 775,000 652,026
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,270,000 1,761,279
Special Assessment, 2021, 2.5%, 6/15/26 ............................... 80,000 74,758
Special Assessment, 2021, 3.125%, 6/15/31 ............................. 250,000 217,744
Special Assessment, 2021, 3.6%, 6/15/41 ............................... 750,000 587,029
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 2,175,000 2,177,900
Lake Deer Community Development District ,
Special Assessment, 2022, 5%, 5/01/32 ................................. 500,000 483,551
Special Assessment, 2022, 5.5%, 5/01/42 ............................... 1,680,000 1,608,901
Special Assessment, 2022, 5.625%, 5/01/53 ............................. 3,000,000 2,813,391
Lakes of Sarasota Community Development District ,
Special Assessment, 2021 A-1, 3.9%, 5/01/41 ............................ 285,000 238,713
Special Assessment, 2021 A-1, 4.1%, 5/01/51 ............................ 265,000 211,880
Special Assessment, 2021 A-2, 3.875%, 5/01/31 .......................... 565,000 534,845
Special Assessment, 2021 B-1, 3.625%, 5/01/31 .......................... 125,000 116,236
Special Assessment, 2021 B-1, 4.125%, 5/01/41 .......................... 200,000 173,075
Special Assessment, 2021 B-1, 4.3%, 5/01/51 ............................ 325,000 268,854
Special Assessment, 2021 B-2, 4.125%, 5/01/31 .......................... 1,000,000 956,296
Lakewood Park Community Development District ,
Assessment Area 1, Special Assessment, 2021, 3.2%, 5/01/31 ................ 125,000 109,690
Assessment Area 1, Special Assessment, 2021, 3.625%, 5/01/41 .............. 325,000 253,019
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/52 ................. 500,000 381,372
Lakewood Ranch Stewardship District ,
District Azario Project, Special Assessment, 2020 A, 3.75%, 5/01/40 ............ 525,000 425,173
Lakewood Ranch Stewardship District Azario Project, Special Assessment, 2020 A,
3.9%, 5/01/50 ................................................... 770,000 585,610
b
Lakewood Ranch Stewardship District Lorraine Lakes Project, Special Assessment,
144A, 2020, 3.125%, 5/01/30 ....................................... 250,000 222,746
b
Lakewood Ranch Stewardship District Lorraine Lakes Project, Special Assessment,
144A, 2020, 3.625%, 5/01/40 ....................................... 1,075,000 858,343
b
Lakewood Ranch Stewardship District Lorraine Lakes Project, Special Assessment,
144A, 2020, 3.875%, 5/01/51 ....................................... 2,640,000 1,986,767
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
2020, 3%, 5/01/30 ................................................ 470,000 414,020
b
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
144A, 2020, Refunding, 3.2%, 5/01/30 ................................ 440,000 394,002
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
2020, 3.5%, 5/01/40 .............................................. 750,000 584,572
b
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
144A, 2020, Refunding, 3.75%, 5/01/40 ............................... 2,100,000 1,711,909
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 2.3%, 5/01/26 . 185,000 172,598
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 2.7%, 5/01/31 . 105,000 88,572
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 3%, 5/01/41 .. 430,000 310,958
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 4%, 5/01/52 .. 685,000 523,593
Laurel Road Community Development District ,
Special Assessment, 2021 A-1, 2.6%, 5/01/26 ............................ 230,000 215,546
Special Assessment, 2021 A-1, 3%, 5/01/31 .............................. 350,000 302,193
Special Assessment, 2021 A-1, 3.25%, 5/01/41 ........................... 1,195,000 891,933
Special Assessment, 2021 A-1, 4%, 5/01/52 .............................. 1,455,000 1,109,793
Special Assessment, 2021 A-2, 3.125%, 5/01/31 .......................... 2,140,000 1,864,457
Lawson Dunes Community Development District ,
Special Assessment, 2022, 4.375%, 5/01/27 ............................. 250,000 245,510
Special Assessment, 2022, 4.75%, 5/01/32 .............................. 630,000 615,327
Special Assessment, 2022, 5%, 5/01/42 ................................. 1,000,000 940,028

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
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Florida (continued)
Lawson Dunes Community Development District, (continued)
Special Assessment, 2022, 5.125%, 5/01/52 ............................. $ 1,500,000 $ 1,385,887
Leomas Landing Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 335,000 312,849
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 470,000 404,528
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 1,210,000 904,326
Special Assessment, 2021, 4%, 5/01/52 ................................. 530,000 404,216
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 8,000,000 6,500,000
Live Oak Lake Community Development District ,
Special Assessment, 2020, 4.4%, 5/01/40 ............................... 1,600,000 1,425,854
Special Assessment, 2020, 4.6%, 5/01/51 ............................... 2,845,000 2,422,921
LT Ranch Community Development District ,
Phase I Assessment Area, Special Assessment, 2022-1, 5.3%, 5/01/32 ......... 120,000 120,854
Phase I Assessment Area, Special Assessment, 2022-1, 5.75%, 5/01/42 ........ 380,000 382,656
Phase I Assessment Area, Special Assessment, 2022-1, 5.9%, 5/01/53 ......... 500,000 500,653
Phase IIA Assessment Area, Special Assessment, 2022-2, 5%, 5/01/32 ......... 1,245,000 1,250,175
Phase IIA Assessment Area, Special Assessment, 2022-2, 5.5%, 5/01/42 ........ 3,160,000 3,171,021
Phase IIA Assessment Area, Special Assessment, 2022-2, 5.7%, 5/01/53 ........ 5,685,000 5,696,560
LTC Ranch West Residential Community Development District ,
Special Assessment, 2021 B, 3.25%, 5/01/31 ............................. 4,000,000 3,523,333
Assessment Area 1, Special Assessment, 2021 A, 3.125%, 5/01/31 ............ 700,000 610,789
Assessment Area 1, Special Assessment, 2021 A, 3.45%, 5/01/41 ............. 1,250,000 957,640
b
Magnolia Park Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 237,420
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/39 ................... 688,000 592,213
b
Mandarin Grove Community Development District , Special Assessment , 144A, 2022 ,
6.625% , 5/01/53 ................................................... 2,500,000 2,568,617
Mangrove Point & Mangrove Manor ,
Community Development District, Special Assessment, 2022, 4%, 5/01/32 ....... 345,000 325,335
Community Development District, Special Assessment, 2022, 4.25%, 5/01/42 ..... 1,130,000 973,849
Community Development District, Special Assessment, 2022, 4.375%, 5/01/52 .... 1,500,000 1,227,162
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,680,000 1,682,437
Meadow View at Twin Creeks Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 360,000 336,196
Special Assessment, 2021, 3%, 5/01/31 ................................. 430,000 371,639
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 1,945,000 1,431,622
Special Assessment, 2021, 3.75%, 5/01/52 .............................. 630,000 450,696
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,000,000 762,555
Middleton Community Development District A , Special Assessment , 2022 , 6.2% ,
5/01/53 ......................................................... 2,250,000 2,278,474
Mirada Community Development District , Assessment Area 4 , Special Assessment ,
2021 , 3.25% , 5/01/32 ............................................... 2,800,000 2,419,568
Mirada II Community Development District ,
2021 Project Area, Special Assessment, 2021, 2.5%, 5/01/26 ................. 405,000 379,399
2021 Project Area, Special Assessment, 2021, 3.125%, 5/01/31 ............... 650,000 566,593
2021 Project Area, Special Assessment, 2021, 3.5%, 5/01/41 ................. 2,100,000 1,605,164
2021 Project Area, Special Assessment, 2021, 4%, 5/01/51 .................. 2,375,000 1,821,597
2022 Project Area, Special Assessment, 2022, 5.125%, 5/01/32 ............... 360,000 361,560
2022 Project Area, Special Assessment, 2022, 5.6%, 5/01/42 ................. 1,090,000 1,091,455
2022 Project Area, Special Assessment, 2022, 5.75%, 5/01/53 ................ 2,000,000 1,999,321
New Port Tampa Bay Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/26 ............................. 350,000 330,962
Special Assessment, 2021, 3.5%, 5/01/31 ............................... 500,000 449,724
Special Assessment, 2021, 3.875%, 5/01/41 ............................. 1,250,000 1,008,409
Special Assessment, 2021, 4.125%, 5/01/52 ............................. 2,250,000 1,753,391

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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North AR-1 Pasco Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/26 ............................. $ 140,000 $ 131,463
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 280,000 244,316
Assessment Area 2, Special Assessment, 2021 A, 2.625%, 5/01/26 ............ 250,000 234,755
Assessment Area 2, Special Assessment, 2021 A, 3.25%, 5/01/31 ............. 275,000 242,229
Assessment Area 2, Special Assessment, 2021 A, 3.55%, 5/01/41 ............. 985,000 758,476
Assessment Area 2, Special Assessment, 2021 A, 4%, 5/01/52 ................ 1,500,000 1,144,116
North Park Isle Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.45%, 11/01/26 .............. 210,000 193,371
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 500,000 428,591
Assessment Area 2, Special Assessment, 2021, 3.375%, 11/01/41 ............. 1,500,000 1,130,558
Assessment Area 2, Special Assessment, 2021, 4%, 11/01/51 ................ 2,500,000 1,915,268
North Powerline Road Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 490,000 435,560
Special Assessment, 2020, 3.625%, 5/01/40 ............................. 1,000,000 792,423
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,495,000 1,146,647
b
Special Assessment, 144A, 2022, 5.25%, 5/01/32 ......................... 295,000 289,101
b
Special Assessment, 144A, 2022, 5.625%, 5/01/52 ......................... 2,000,000 1,917,000
North River Ranch Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 450,000 435,522
Special Assessment, 2020 A-1, 3.5%, 5/01/30 ............................ 855,000 778,528
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,150,000 973,584
Special Assessment, 2020 A-1, 4.25%, 5/01/51 ........................... 1,960,000 1,571,851
Special Assessment, 2020 A-2, 4.2%, 5/01/35 ............................ 1,380,000 1,266,019
Special Assessment, 2020 A-3, 4.75%, 5/01/40 ........................... 2,000,000 1,818,448
Orange Blossom Groves Community Development District ,
Special Assessment, 2023, 4.25%, 6/15/30 .............................. 435,000 433,897
Special Assessment, 2023, 5.25%, 6/15/43 .............................. 1,000,000 997,443
Special Assessment, 2023, 5.375%, 6/15/53 ............................. 1,375,000 1,355,656
b
Osceola Village Center Community Development District ,
Special Assessment, 144A, 2021, 2.875%, 5/01/31 ......................... 180,000 154,359
Special Assessment, 144A, 2021, 3.3%, 5/01/41 .......................... 370,000 276,172
Palermo Community Development District ,
Special Assessment, 2023, 5%, 6/15/43 ................................. 1,945,000 1,872,848
Special Assessment, 2023, 5.25%, 6/15/53 .............................. 1,500,000 1,444,871
Palm Coast Park Community Development District ,
Special Assessment, 2022, 5%, 5/01/42 ................................. 1,000,000 949,237
Special Assessment, 2022, 5.125%, 5/01/51 ............................. 1,500,000 1,391,511
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 2.8%, 5/01/31 ........... 350,000 297,768
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 3.125%, 5/01/41 ......... 730,000 526,985
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 4%, 5/01/52 ............ 1,210,000 921,919
Park East Community Development District , Special Assessment , 2021 , 3.15% ,
11/01/41 ........................................................ 750,000 538,407
Parkview at Long Lake Ranch Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 955,000 769,905
Special Assessment, 2020, 4%, 5/01/51 ................................. 800,000 613,590
Parrish Lakes Community Development District ,
Special Assessment, 2023, 5.125%, 5/01/43 ............................. 1,500,000 1,423,107
Special Assessment, 2023, 5.4%, 5/01/53 ............................... 1,605,000 1,513,903
Parrish Plantation Community Development District ,
Assessment Area One, Special Assessment, 2021, 2.5%, 5/01/26 ............. 255,000 239,619
Assessment Area One, Special Assessment, 2021, 3.125%, 5/01/31 ........... 235,000 206,455
Assessment Area One, Special Assessment, 2021, 3.5%, 5/01/41 ............. 790,000 616,089
Assessment Area One, Special Assessment, 2021, 4%, 5/01/52 ............... 1,370,000 1,044,446
Assessment Area Two, Special Assessment, 2022, 4.75%, 5/01/32 ............. 215,000 210,439
Assessment Area Two, Special Assessment, 2022, 5.375%, 5/01/42 ............ 780,000 764,858

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
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Parrish Plantation Community Development District, (continued)
Assessment Area Two, Special Assessment, 2022, 5.5%, 5/01/52 .............. $ 1,250,000 $ 1,221,585
b
Pine Isle Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 12/15/26 ........................ 80,000 73,667
Special Assessment, 144A, 2021, 3%, 12/15/31 ........................... 225,000 192,399
Special Assessment, 144A, 2021, 3.25%, 12/15/41 ......................... 1,000,000 738,250
Special Assessment, 144A, 2021, 4%, 12/15/51 ........................... 1,200,000 918,126
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... 700,000 587,713
Pinellas County Industrial Development Authority ,
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2017, 5%, 7/01/39 ................................................ 2,000,000 1,933,958
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2019, 5%, 7/01/29 ................................................ 800,000 807,443
Preserve at South Branch Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 150,000 130,257
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 750,000 580,477
Quail Roost Community Development District ,
Expansion Area, Special Assessment, 2021, 2.2%, 12/15/26 ................. 165,000 151,906
Expansion Area, Special Assessment, 2021, 2.7%, 12/15/31 ................. 200,000 168,358
Expansion Area, Special Assessment, 2021, 3.125%, 12/15/41 ................ 740,000 533,632
Expansion Area, Special Assessment, 2021, 4%, 12/15/51 ................... 2,375,000 1,818,229
Reunion East Community Development District ,
2021 Assessment Area, Special Assessment, 2021, 2.4%, 5/01/26 ............. 405,000 379,392
2021 Assessment Area, Special Assessment, 2021, 2.85%, 5/01/31 ............ 400,000 341,822
2021 Assessment Area, Special Assessment, 2021, 3.15%, 5/01/41 ............ 1,455,000 1,077,761
2021 Assessment Area, Special Assessment, 2021, 4%, 5/01/51 .............. 4,535,000 3,480,230
Rhodine Road North Community Development District ,
Special Assessment, 2022, 2.6%, 5/01/27 ............................... 125,000 115,369
Special Assessment, 2022, 3%, 5/01/32 ................................. 190,000 162,339
Special Assessment, 2022, 3.3%, 5/01/42 ............................... 490,000 363,163
Ridge at Apopka Community Development District ,
Special Assessment, 2022, 5.375%, 5/01/42 ............................. 850,000 829,701
Special Assessment, 2022, 5.5%, 5/01/52 ............................... 2,150,000 2,067,844
River Glen Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 302,497
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 1,000,000 757,568
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 766,988
River Hall Community Development District ,
Special Assessment, 2020 A, 3.625%, 5/01/40 ............................ 1,030,000 816,196
Special Assessment, 2020 A, 3.875%, 5/01/51 ............................ 2,690,000 2,023,780
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/23 ..................... 150,000 149,617
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/24 ..................... 250,000 245,691
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/25 ..................... 150,000 145,206
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/31 ..................... 1,000,000 871,503
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/36 ..................... 1,000,000 781,962
River Landing Community Development District ,
Special Assessment, 2020 A, 3%, 5/01/25 ............................... 250,000 241,957
Special Assessment, 2020 A, 3.6%, 5/01/30 .............................. 475,000 434,808
Special Assessment, 2020 A, 4.125%, 5/01/40 ............................ 850,000 731,384
Special Assessment, 2020 A, 4.35%, 5/01/51 ............................. 1,100,000 897,550
Special Assessment, 2020 B, 4.25%, 11/01/35 ............................ 980,000 881,694
River Place on the St. Lucie Community Development District ,
Special Assessment, 2001 A, 7.625%, 5/01/30 ............................ 1,005,000 923,198
d
Special Assessment, 2001 B, 7.25%, 5/01/10 ............................. 35,000 1,750

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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Florida (continued)
Rivers Edge II Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. $ 205,000 $ 177,177
Special Assessment, 2021, 4%, 5/01/51 ................................. 910,000 697,959
b
Rivers Edge III Community Development District ,
Special Assessment, 144A, 2021, 2.4%, 5/01/26 .......................... 165,000 154,044
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 300,000 259,888
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 775,000 591,202
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 905,000 694,770
Rivington Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,685,000 1,358,418
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 430,000 384,616
Special Assessment, 2022, 4%, 5/01/52 ................................. 4,365,000 3,329,379
Rolling Hills Community Development District ,
Special Assessment, 2022 A-1, 4%, 5/01/52 .............................. 945,000 720,793
Special Assessment, 2022 A-2, Refunding, 3.65%, 5/01/32 ................... 1,000,000 893,493
b
Rolling Oaks Community Development District , 2022 Assessment Area , Special
Assessment , 144A, 2022 , 6.5% , 5/01/53 ................................ 1,500,000 1,525,479
Rustic Oaks Community Development District ,
Special Assessment, 2022, 3.2%, 5/01/32 ............................... 1,000,000 863,628
Special Assessment, 2022, 3.45%, 5/01/42 .............................. 2,000,000 1,530,324
Special Assessment, 2022, 4%, 5/01/52 ................................. 3,950,000 3,009,570
Saddle Creek Preserve of Polk County Community Development District ,
Special Assessment, 2020, 3%, 6/15/30 ................................. 250,000 220,703
Special Assessment, 2020, 4%, 6/15/40 ................................. 610,000 520,057
Special Assessment, 2022, 3.1%, 12/15/32 .............................. 300,000 254,344
Special Assessment, 2022, 3.35%, 12/15/41 ............................. 485,000 363,686
Sanctuary Cove Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/31 ............................. 190,000 159,444
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 400,000 288,759
Special Assessment, 2021, 4%, 5/01/52 ................................. 770,000 587,167
Sandmine Road Community Development District ,
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......... 300,000 266,670
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......... 1,040,000 827,089
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.75%, 5/01/50 .......... 2,020,000 1,495,918
Assessment Area 2, Special Assessment, 2021, 2.3%, 11/01/26 ............... 200,000 184,276
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 450,000 386,749
Assessment Area 2, Special Assessment, 2021, 3.3%, 11/01/41 ............... 1,180,000 879,397
Sandridge Community Development District ,
Special Assessment, 2021 A-1, 2.875%, 5/01/26 .......................... 400,000 379,221
Special Assessment, 2021 A-1, 3.4%, 5/01/31 ............................ 750,000 672,738
Special Assessment, 2021 A-1, 3.875%, 5/01/41 .......................... 730,000 594,605
Special Assessment, 2021 A-1, 4%, 5/01/51 .............................. 735,000 563,736
Sarasota National Community Development District ,
Special Assessment, 2020, Refunding, 3.5%, 5/01/31 ....................... 1,490,000 1,337,109
Special Assessment, 2020, Refunding, 4%, 5/01/39 ........................ 2,210,000 1,902,311
Sawyers Landing Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/31 .............................. 1,400,000 1,284,246
Special Assessment, 2021, 4.125%, 5/01/41 ............................. 3,055,000 2,529,945
Special Assessment, 2021, 4.25%, 5/01/53 .............................. 6,015,000 4,679,517
Scenic Highway Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 470,000 421,547
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,230,000 989,249
Scenic Terrace South Community Development District ,
Special Assessment, 2022, 3.75%, 5/01/27 .............................. 500,000 482,823
Special Assessment, 2022, 4.125%, 5/01/32 ............................. 750,000 707,723
Special Assessment, 2022, 4.5%, 5/01/42 ............................... 3,305,000 2,924,245

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
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Scenic Terrace South Community Development District, (continued)
Special Assessment, 2022, 4.625%, 5/01/53 ............................. $ 3,385,000 $ 2,866,581
b
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/36 ..... 310,000 266,287
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/41 ..... 425,000 346,926
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/51 ..... 830,000 622,541
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/56 ..... 705,000 509,892
Shingle Creek at Bronson Community Development District ,
Special Assessment, 2021, 3.1%, 6/15/31 ............................... 375,000 328,961
Special Assessment, 2021, 3.5%, 6/15/41 ............................... 1,000,000 773,073
Silver Palms West Community Development District ,
Special Assessment, 2022, 2.6%, 6/15/27 ............................... 410,000 370,298
Special Assessment, 2022, 3%, 6/15/32 ................................. 765,000 644,261
Special Assessment, 2022, 3.25%, 6/15/42 .............................. 1,750,000 1,299,889
Six Mile Creek Community Development District ,
Assessment Area 2, Special Assessment, 2020, Refunding, 3.125%, 11/01/25 .... 220,000 212,024
Assessment Area 2, Special Assessment, 2020, Refunding, 3.625%, 11/01/31 .... 505,000 454,795
Assessment Area 2, Special Assessment, 2020, Refunding, 4.125%, 11/01/40 .... 1,375,000 1,180,273
Assessment Area 2, Special Assessment, 2020, Refunding, 4.25%, 11/01/50 ..... 2,305,000 1,856,489
Assessment Area 2, Special Assessment, 2021, Refunding, 2.5%, 5/01/26 ....... 230,000 214,630
Assessment Area 2, Special Assessment, 2021, Refunding, 3.1%, 5/01/31 ....... 250,000 217,725
Assessment Area 2, Special Assessment, 2021, Refunding, 3.4%, 5/01/41 ....... 750,000 564,779
Assessment Area 2, Special Assessment, 2021, Refunding, 4%, 5/01/52 ........ 2,050,000 1,563,626
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 285,000 265,955
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/31 ................. 520,000 449,425
Assessment Area 3, Special Assessment, 2021, 3.4%, 5/01/41 ................ 805,000 606,196
Assessment Area 3, Special Assessment, 2021, 3.5%, 5/01/41 ................ 1,585,000 1,211,517
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/51 ................. 1,200,000 920,386
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. 655,000 499,597
Somerset Community Development District ,
Special Assessment, 2022, Refunding, 4%, 5/01/32 ........................ 750,000 701,949
Special Assessment, 2022, Refunding, 4.2%, 5/01/37 ....................... 1,000,000 901,209
South Creek Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.875%, 6/15/31 .............. 175,000 150,640
Assessment Area 1, Special Assessment, 2021, 3.25%, 6/15/41 ............... 500,000 376,886
Southern Groves Community Development District No. 5 ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 330,000 308,180
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 405,000 344,560
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 1,100,000 794,086
Special Assessment, 2021, 4%, 5/01/48 ................................. 625,000 489,760
Special Assessment, 2022-1, 6%, 5/01/49 ............................... 1,000,000 1,008,313
b
Southshore Bay Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2021 , 3% , 5/01/33 .................................. 1,420,000 1,180,556
Stellar North Community Development District ,
Special Assessment, 2021, 2.45%, 5/01/26 .............................. 170,000 158,298
Special Assessment, 2021, 3%, 5/01/31 ................................. 250,000 216,070
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 885,000 642,564
Special Assessment, 2021, 4%, 5/01/52 ................................. 2,225,000 1,696,684
b
Stillwater Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 6/15/26 ......................... 300,000 279,473
Special Assessment, 144A, 2021, 3%, 6/15/31 ............................ 325,000 280,946
Special Assessment, 144A, 2021, 3.5%, 6/15/41 .......................... 1,290,000 994,762
b
Stonewater Community Development District ,
Special Assessment, 144A, 2021, 3%, 11/01/32 ........................... 250,000 211,348
Special Assessment, 144A, 2021, 3.3%, 11/01/41 .......................... 635,000 475,066

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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Florida (continued)
Stoneybrook North Community Development District , Assessment Area Two , Special
Assessment , 2022 , Refunding , 6.375% , 11/01/52 .......................... $ 1,835,000 $ 1,888,959
b
Stoneybrook South Community Development District ,
Special Assessment, 144A, 2020, 3%, 12/15/30 ........................... 500,000 435,528
Special Assessment, 144A, 2020, 3.5%, 12/15/40 ......................... 1,000,000 773,886
Special Assessment, 144A, 2020, 3.75%, 12/15/50 ......................... 1,500,000 1,107,062
Storey Creek Community Development District ,
Assessment Area Two, Special Assessment, 2022, 5%, 6/15/32 ............... 240,000 241,222
Assessment Area Two, Special Assessment, 2022, 5.2%, 6/15/42 .............. 615,000 598,253
Assessment Area Two, Special Assessment, 2022, 5.375%, 6/15/52 ............ 1,000,000 959,340
Storey Drive Community Development District ,
Special Assessment, 2022, 2.55%, 6/15/27 .............................. 200,000 182,964
Special Assessment, 2022, 3%, 6/15/32 ................................. 375,000 317,430
Special Assessment, 2022, 3.25%, 6/15/42 .............................. 900,000 662,817
Special Assessment, 2022, 4%, 6/15/52 ................................. 3,000,000 2,295,049
b
Storey Park Community Development District ,
Assessment Area 4, Special Assessment, 144A, 2021, 2.875%, 6/15/31 ......... 230,000 196,833
Assessment Area 4, Special Assessment, 144A, 2021, 3.3%, 6/15/41 ........... 620,000 463,790
Summer Woods Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 165,000 142,606
Assessment Area 2, Special Assessment, 2021, 3.4%, 5/01/41 ................ 430,000 323,807
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/51 ................. 330,000 253,106
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 195,000 182,673
Assessment Area 3, Special Assessment, 2021, 3.15%, 5/01/31 ............... 200,000 174,842
Assessment Area 3, Special Assessment, 2021, 3.45%, 5/01/41 ............... 725,000 550,059
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. 1,000,000 762,744
Summerstone Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 165,000 147,898
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 700,000 569,362
Special Assessment, 2020, 4%, 5/01/51 ................................. 910,000 697,959
b
Special Assessment, 144A, 2021, 2.75%, 5/01/31 ......................... 175,000 148,304
b
Special Assessment, 144A, 2021, 3.15%, 5/01/41 ......................... 700,000 510,552
b
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 1,750,000 1,342,229
Sunbridge Stewardship District ,
Del Webb Project Assessment, Special Assessment, 2022, 5%, 5/01/32 ......... 350,000 351,031
Del Webb Project Assessment, Special Assessment, 2022, 5.4%, 5/01/42 ....... 925,000 918,381
Del Webb Project Assessment, Special Assessment, 2022, 5.5%, 5/01/52 ....... 1,725,000 1,685,604
Weslyn Park Project Assessment, Special Assessment, 2022, 4.2%, 5/01/27 ..... 430,000 420,819
Weslyn Park Project Assessment, Special Assessment, 2022, 4.6%, 5/01/32 ..... 460,000 444,607
Weslyn Park Project Assessment, Special Assessment, 2022, 5.2%, 5/01/42 ..... 1,000,000 953,278
Weslyn Park Project Assessment, Special Assessment, 2022, 5.35%, 5/01/52 .... 2,000,000 1,879,283
Tamarindo Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 185,000 160,201
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 820,000 623,794
Tern Bay Community Development District ,
Special Assessment, 2022, 3.4%, 6/15/32 ............................... 1,650,000 1,452,186
Special Assessment, 2022, 4%, 6/15/42 ................................. 3,600,000 2,985,097
Special Assessment, 2022, 4%, 6/15/52 ................................. 6,500,000 4,954,005
Terreno Community Development District ,
Special Assessment, 2023, 5%, 5/01/43 ................................. 885,000 842,811
Special Assessment, 2023, 5.25%, 5/01/53 .............................. 1,020,000 969,639
Timber Creek Southwest Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.35%, 12/15/26 .............. 325,000 299,650
Assessment Area 2, Special Assessment, 2021, 3%, 12/15/31 ................ 750,000 642,449
Assessment Area 2, Special Assessment, 2021, 3.3%, 12/15/41 ............... 2,175,000 1,618,328

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
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Tohoqua Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. $ 215,000 $ 183,982
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 810,000 611,499
Special Assessment, 2021, 4%, 5/01/51 ................................. 610,000 467,863
Tolomato Community Development District ,
Special Assessment, 2022 B, Refunding, 3%, 5/01/32 ...................... 1,500,000 1,278,551
Special Assessment, 2022 C, Refunding, 3.2%, 5/01/32 ..................... 1,500,000 1,295,441
Assessment Area One, Special Assessment, 2022-1, 3.3%, 5/01/32 ............ 515,000 448,504
Assessment Area One, Special Assessment, 2022-1, 4%, 5/01/52 ............. 1,970,000 1,509,130
Assessment Area Two, Special Assessment, 2022-2, 3.3%, 5/01/32 ............ 195,000 169,822
Assessment Area Two, Special Assessment, 2022-2, 4%, 5/01/51 ............. 665,000 513,133
b
Towne Park Community Development District ,
Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......................... 410,000 369,920
Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......................... 1,075,000 875,034
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,000,000 766,988
Tradition Community Development District No. 9 ,
Special Assessment, 2021, 2.3%, 5/01/26 ............................... 390,000 364,405
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 445,000 377,183
b
Trevesta Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 235,000 210,642
Special Assessment, 144A, 2020, 3.75%, 5/01/40 ......................... 880,000 709,358
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,750,000 1,338,888
Triple Creek Community Development District ,
b
Special Assessment, 144A, 2021, 2.375%, 11/01/26 ........................ 145,000 133,341
b
Special Assessment, 144A, 2021, 2.875%, 11/01/31 ........................ 450,000 380,961
Special Assessment, 2021, 3%, 11/01/31 ................................ 250,000 214,295
b
Special Assessment, 144A, 2021, 3.125%, 11/01/41 ........................ 1,190,000 859,386
Special Assessment, 2021, 3.5%, 11/01/41 ............................... 740,000 567,897
b
Special Assessment, 144A, 2021, 4%, 11/01/51 ........................... 2,520,000 1,928,580
Tuckers Pointe Community Development District ,
Special Assessment, 2022, 3%, 5/01/27 ................................. 310,000 289,042
Special Assessment, 2022, 3.375%, 5/01/32 ............................. 565,000 495,122
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 4,500,000 4,012,571
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,505,000 1,248,877
Special Assessment, 2022, 4%, 5/01/52 ................................. 1,500,000 1,144,116
Two Rivers North Community Development District ,
Special Assessment, 2022, 4.625%, 5/01/27 ............................. 100,000 98,766
Special Assessment, 2022, 4.875%, 5/01/32 ............................. 380,000 372,363
Special Assessment, 2022, 5.125%, 5/01/42 ............................. 1,540,000 1,474,640
Special Assessment, 2022, 5.25%, 5/01/52 .............................. 2,000,000 1,880,699
Two Rivers West Community Development District ,
Special Assessment, 2022, 6%, 5/01/43 ................................. 1,025,000 1,031,097
Special Assessment, 2022, 6.25%, 5/01/53 .............................. 1,000,000 1,005,120
b
Union Park East Community Development District ,
Assessment Area 3, Special Assessment, 144A, 2021, 2.95%, 5/01/31 .......... 95,000 81,841
Assessment Area 3, Special Assessment, 144A, 2021, 3.35%, 5/01/41 .......... 265,000 198,304
V-Dana Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 350,003
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 982,559
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,500,000 1,144,117
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.5%, 5/01/31 ........... 375,000 337,455
b
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/40 ............ 1,775,000 1,507,851
b
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/51 ............ 3,500,000 2,684,458
b
Veranda Community Development District II ,
Special Assessment, 144A, 2021, Refunding, 2.5%, 5/01/26 .................. 340,000 318,507
Special Assessment, 144A, 2021, Refunding, 3.1%, 5/01/31 .................. 395,000 344,006

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report
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Florida (continued)
b
Veranda Community Development District II, (continued)
Special Assessment, 144A, 2021, Refunding, 3.6%, 5/01/41 .................. $ 990,000 $ 767,931
Special Assessment, 144A, 2021, Refunding, 4%, 5/01/51 ................... 1,445,000 1,108,298
Verano No. 3 Community Development District ,
Phase 1 Assessment Area, Special Assessment, 2021, 3.375%, 5/01/41 ......... 750,000 574,391
Phase 2 Assessment Area, Special Assessment, 2022, 6.45%, 11/01/42 ......... 1,000,000 1,033,276
Phase 2 Assessment Area, Special Assessment, 2022, 6.625%, 11/01/52 ........ 1,475,000 1,528,033
Viera Stewardship District ,
Special Assessment, 2021, 2.3%, 5/01/26 ............................... 500,000 465,485
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 800,000 680,613
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 1,750,000 1,271,406
Special Assessment, 2021, 4%, 5/01/53 ................................. 1,715,000 1,298,708
Village Community Development District No. 10 ,
Special Assessment, 2014, 5.75%, 5/01/31 .............................. 1,515,000 1,517,986
Special Assessment, 2014, 6%, 5/01/44 ................................. 6,415,000 6,426,501
Village Community Development District No. 13 ,
b
Special Assessment, 144A, 2020, 3.5%, 5/01/51 .......................... 13,615,000 9,676,619
Special Assessment, 2021, 2.85%, 5/01/36 .............................. 1,735,000 1,358,250
Special Assessment, 2021, 3%, 5/01/41 ................................. 2,500,000 1,813,235
Special Assessment, 2021, 3.25%, 5/01/52 .............................. 5,500,000 3,682,222
Village Community Development District No. 14 , Special Assessment , 2022 , 5.5% ,
5/01/53 ......................................................... 13,000,000 12,754,967
Villages of Glen Creek Community Development District ,
Assessment Area Four, Special Assessment, 2022 A, 4.625%, 5/01/27 .......... 100,000 99,062
Assessment Area Four, Special Assessment, 2022 A, 4.875%, 5/01/32 .......... 250,000 246,355
Assessment Area Four, Special Assessment, 2022 A, 5.125%, 5/01/42 .......... 710,000 679,464
Assessment Area Four, Special Assessment, 2022 A, 5.25%, 5/01/53 ........... 1,250,000 1,176,122
Assessment Area Three, Special Assessment, 2022, Refunding, 2.7%, 5/01/27 ... 135,000 124,458
Assessment Area Three, Special Assessment, 2022, Refunding, 3.15%, 5/01/32 .. 210,000 181,007
Assessment Area Three, Special Assessment, 2022, Refunding, 3.45%, 5/01/42 .. 550,000 410,492
Assessment Area Three, Special Assessment, 2022, Refunding, 4%, 5/01/52 ..... 1,205,000 918,110
Villamar Community Development District ,
Special Assessment, 2020, 3.2%, 5/01/30 ............................... 240,000 214,677
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 655,000 529,308
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,000,000 768,145
Phase 4 Project, Special Assessment, 2022, 3.25%, 5/01/27 ................. 175,000 165,840
Phase 4 Project, Special Assessment, 2022, 3.625%, 5/01/32 ................ 250,000 224,024
Phase 4 Project, Special Assessment, 2022, 4%, 5/01/42 .................... 670,000 556,752
Phase 4 Project, Special Assessment, 2022, 4.125%, 5/01/52 ................ 500,000 390,261
Waterford Community Development District ,
Assessment Area One, Special Assessment, 2023, 5.375%, 5/01/43 ........... 395,000 385,707
Assessment Area One, Special Assessment, 2023, 5.6%, 5/01/53 ............. 750,000 730,765
Waterset South Community Development District , Special Assessment , 2022 , 6.1% ,
5/01/53 ......................................................... 665,000 670,304
West Port Community Development District ,
b
Special Assessment, 144A, 2020, 3.25%, 5/01/31 ......................... 410,000 359,724
b
Special Assessment, 144A, 2020, 3.625%, 5/01/41 ......................... 1,085,000 840,014
b
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,545,000 1,185,848
Assessment Area One, Special Assessment, 2021, 2.4%, 5/01/26 ............. 200,000 186,832
Assessment Area One, Special Assessment, 2021, 3%, 5/01/31 ............... 570,000 493,681
Assessment Area One, Special Assessment, 2021, 3.4%, 5/01/41 ............. 1,470,000 1,111,142
Assessment Area Three, Special Assessment, 2022, 5.125%, 5/01/42 .......... 360,000 341,450
Assessment Area Three, Special Assessment, 2022, 5.25%, 5/01/52 ........... 585,000 546,164
West Villages Improvement District ,
Unit of Development No. 7, Special Assessment, 2021, 2.5%, 5/01/26 .......... 205,000 192,099
Unit of Development No. 7, Special Assessment, 2021, 3.125%, 5/01/31 ........ 200,000 174,634
Unit of Development No. 7, Special Assessment, 2021, 3.5%, 5/01/41 .......... 800,000 616,087

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
102
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Florida (continued)
West Villages Improvement District, (continued)
Unit of Development No. 7, Special Assessment, 2021, 4%, 5/01/51 ............ $ 1,050,000 $ 806,373
Unit of Development No. 8, Special Assessment, 2021, 2.5%, 5/01/26 .......... 160,000 149,932
Unit of Development No. 8, Special Assessment, 2021, 3.125%, 5/01/31 ........ 525,000 458,413
Unit of Development No. 8, Special Assessment, 2021, 3.5%, 5/01/41 .......... 1,000,000 770,109
Unit of Development No. 8, Special Assessment, 2021, 4%, 5/01/51 ............ 1,855,000 1,424,592
Unit of Development No. 8, Special Assessment, 2022, 5.5%, 5/01/53 .......... 1,880,000 1,828,620
Westside Haines City Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 250,000 234,921
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 305,035
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 1,000,000 751,182
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,250,000 950,842
Westview North Community Development District ,
Special Assessment, 2022, 5.75%, 6/15/42 .............................. 1,000,000 1,006,333
Special Assessment, 2022, 6%, 6/15/52 ................................. 1,250,000 1,256,932
e
Whispering Pines Community Development District ,
Special Assessment, 2023, 5.375%, 5/01/43 ............................. 500,000 498,443
Special Assessment, 2023, 5.5%, 5/01/53 ............................... 930,000 916,469
Willows Community Development District ,
Special Assessment, 2022, 4.7%, 5/01/29 ............................... 385,000 385,975
Special Assessment, 2022, 5.625%, 5/01/42 ............................. 1,440,000 1,455,282
Special Assessment, 2022, 5.75%, 5/01/52 .............................. 1,200,000 1,207,512
Wind Meadows South Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.4%, 5/01/26 ................ 220,000 205,515
Assessment Area 1, Special Assessment, 2021, 2.95%, 5/01/31 ............... 250,000 215,326
Assessment Area 1, Special Assessment, 2021, 3.35%, 5/01/41 ............... 940,000 707,861
Windward Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 25,000 24,196
Special Assessment, 2020 A-1, 3.65%, 5/01/30 ........................... 130,000 119,625
Special Assessment, 2020 A-1, 4.25%, 5/01/40 ........................... 630,000 550,836
Special Assessment, 2020 A-1, 4.5%, 5/01/51 ............................ 495,000 414,286
Special Assessment, 2020 A-2, 4.4%, 11/01/35 ........................... 1,000,000 929,407
Wiregrass II Community Development District ,
Assessment Area One, Special Assessment, 2020, 3.125%, 5/01/30 ........... 645,000 575,320
Assessment Area One, Special Assessment, 2020, 3.7%, 5/01/40 ............. 1,680,000 1,357,171
Assessment Area One, Special Assessment, 2020, 3.875%, 5/01/50 ........... 1,960,000 1,457,783
Assessment Area Two, Special Assessment, 2022, 5.25%, 5/01/52 ............. 1,000,000 936,184
Zephyr Lakes Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.5%, 5/01/26 ................ 175,000 163,938
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 155,000 133,963
Assessment Area 2, Special Assessment, 2021, 3.375%, 5/01/41 .............. 660,000 498,259
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/51 ................. 945,000 726,136
780,248,330
Georgia 1.1%
b
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/39 1,825,000 1,578,103
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/49 10,760,000 8,587,038
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 B , 4.5% , 12/01/36 ................................ 10,835,000 8,815,475
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 5,375,000 5,937,513
b
George L Smith II Congress Center Authority ,
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/36 2,500,000 2,267,006
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/54 10,000,000 7,849,337

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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Georgia (continued)
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/25 ...................................... $ 5,000,000 $ 5,134,404
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 4,000,000 4,202,684
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 10,000,000 10,630,795
55,002,355
Idaho 0.3%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............
13,305,000 13,330,546
Illinois 2.1%
Chicago Board of Education ,
GO, 2022 A, 4%, 12/01/47 ........................................... 5,500,000 4,472,242
GO, 2022 A, 5%, 12/01/47 ........................................... 4,915,000 4,668,802
Illinois Finance Authority ,
d
2018 Blue Island LLC, Revenue, 2018 A-1, 5%, 12/01/43 .................... 3,000,000 30
d
2018 Blue Island LLC, Revenue, 2018 A-1, 5%, 12/01/53 .................... 3,075,000 31
b
DePaul College Prep, Revenue, 144A, 2023 A, Refunding, 5.5%, 8/01/43 ........ 500,000 492,740
b
DePaul College Prep, Revenue, 144A, 2023 A, Refunding, 5.625%, 8/01/53 ...... 2,055,000 2,003,773
b
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 A,
Refunding, 5.125%, 11/01/55 ....................................... 13,560,000 11,334,016
b
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 B, 7%,
11/01/37 ....................................................... 4,190,000 4,070,854
Plymouth Place Obligated Group, Revenue, 2022 A, 6.75%, 5/15/58 ........... 3,000,000 3,074,645
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5%,
5/01/48 ........................................................ 4,030,000 3,181,396
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.25%,
5/01/48 ........................................................ 10,000,000 8,194,922
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.5%,
5/01/53 ........................................................ 10,810,000 8,957,804
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 3,900,000 4,130,707
Revenue, 2010 B-1, Refunding, AGMC Insured, Zero Cpn., 6/15/45 ............ 18,100,000 6,050,502
State of Illinois ,
GO, 2017 A, 4.25%, 12/01/40 ......................................... 1,850,000 1,739,231
GO, 2019 B, 4%, 11/01/34 ........................................... 2,400,000 2,333,624
GO, 2019 C, 4%, 11/01/40 ........................................... 1,490,000 1,357,703
GO, 2019 C, 4%, 11/01/43 ........................................... 2,515,000 2,226,429
GO, 2020, 5.75%, 5/01/45 ........................................... 4,060,000 4,305,697
GO, 2020 B, 4%, 10/01/34 ........................................... 2,000,000 1,947,755
GO, 2020 C, 4%, 10/01/37 ........................................... 5,400,000 5,077,515
GO, 2020 C, 4%, 10/01/38 ........................................... 5,250,000 4,887,494
GO, 2020 C, 4%, 10/01/39 ........................................... 2,545,000 2,345,670
GO, 2022 C, 5.5%, 10/01/40 ......................................... 6,250,000 6,710,298
GO, 2022 C, 5.5%, 10/01/44 ......................................... 4,645,000 4,919,102
b
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 C , Refunding , 5% , 12/01/50 ....... 10,750,000 8,679,827
b
Village of Lincolnwood , North Lincoln Redevelopment Project Area , COP , 144A, 2021
A , 4.82% , 1/01/41 ................................................. 1,535,000 1,385,534
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , Zero
Cpn., 12/31/38 .................................................... 1,815,000 1,329,182
109,877,525

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
104
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Indiana 0.5%
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 2020 A , 5.375% ,
1/01/40 ......................................................... $ 2,740,000 $ 2,228,762
b
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 4,065,000 3,109,080
b
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 3,584,397
b
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 3,650,000 2,841,860
Indiana Finance Authority ,
Greencroft Goshen Obligated Group, Revenue, 2013 A, Refunding, 7%, 11/15/43 .. 5,000,000 5,099,518
University of Evansville, Revenue, 2022 B, 7%, 9/01/32 ..................... 4,000,000 3,711,920
b
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 3,788,652
24,364,189
Iowa 0.2%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC, Revenue, 2022, Refunding, 5%, 12/01/50 ............. 6,000,000 5,867,394
Northcrest Obligated Group, Revenue, 2018 A, 5%, 3/01/48 .................. 7,500,000 6,535,078
12,402,472
Kansas 0.0%
†
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
1,570,000 1,425,733
Kentucky 0.6%
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier, 2013 C, Zero Cpn., 7/01/39 ........................... 10,000,000 11,202,228
Revenue, First Tier, 2013 C, Zero Cpn., 7/01/43 ........................... 5,000,000 5,593,172
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 19,650,000 12,851,269
29,646,669
Louisiana 1.5%
Juban Trails Community Development District ,
Special Assessment, 2022, 3.375%, 6/01/27 ............................. 100,000 93,428
Special Assessment, 2022, 4.25%, 6/01/51 .............................. 1,235,000 1,010,281
Lakeshore Villages Master Community Development District ,
Special Assessment, 2021, 2.375%, 6/01/26 ............................. 365,000 338,976
Special Assessment, 2021, 2.875%, 6/01/31 ............................. 695,000 592,758
Special Assessment, 2021, 3.2%, 6/01/41 ............................... 2,730,000 2,137,847
Special Assessment, 2021, 4%, 6/01/51 ................................. 2,035,000 1,657,290
Special Assessment, 2022, 5.375%, 6/01/42 ............................. 730,000 727,767
Special Assessment, 2022, 5.5%, 6/01/52 ............................... 1,425,000 1,414,617
b
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA, Revenue, 144A, 2018, 5.375%, 11/01/38 ........................ 2,230,000 2,316,293
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 2,970,000 2,392,676
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 5,665,000 4,358,245
Parish of Jefferson, Revenue, 144A, 2019, 4%, 11/01/44 .................... 2,650,000 2,333,666
Parish of Lafourche, Revenue, 144A, 2019, 3.95%, 11/01/43 ................. 4,316,730 3,751,813
Parish of St. John the Baptist, Revenue, 144A, 2019, 3.9%, 11/01/44 ........... 2,260,000 1,933,245
Parish of St. Martin, Revenue, 144A, 2019, 4.4%, 11/01/44 ................... 5,910,000 5,517,893
Parish of Vermilion, Revenue, 144A, 2019, 4.625%, 11/01/38 ................. 1,825,000 1,828,048
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C, 5.5%, 10/01/61 . 6,300,000 4,859,774
Provident Group - ULM Properties LLC, Revenue, 144A, 2019 A, 5%, 7/01/54 .... 4,000,000 3,025,581
Terrebonne Parish Consolidated Government, Revenue, 144A, 2018, 5.5%, 11/01/39 1,685,000 1,756,337

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
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Louisiana (continued)
b
Louisiana Public Facilities Authority ,
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 $ 5,000,000 $ 4,888,641
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 4,500,000 4,322,952
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-2, 7%, 1/01/57 ... 10,000,000 9,636,084
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
13,990,000 14,021,445
St. Tammany Parish Finance Authority ,
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/29 ....... 1,200,000 1,193,881
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/37 ....... 1,650,000 1,565,582
77,675,120
Maryland 0.1%
City of Baltimore ,
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5%, 6/01/36 ..... 1,250,000 1,254,262
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5.125%, 6/01/43 . 2,500,000 2,481,452
County of Frederick ,
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 750,000 695,334
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.75%,
7/01/39 ........................................................ 1,410,000 1,218,116
b
Technology Park Project TIF Development District, Special Tax, 144A, 2020 B,
Refunding, 4.625%, 7/01/43 ........................................ 1,155,000 1,108,472
Urbana Community Development Authority, Special Tax, 2020 B, Refunding, 4%,
7/01/40 ........................................................ 355,000 319,108
7,076,744
Massachusetts 0.0%
†
b
Massachusetts Development Finance Agency , North Hill Communities, Inc. Obligated
Group , Revenue , 144A, 2013 A , Pre-Refunded , 6.25% , 11/15/28 .............. 1,284,000 1,308,978
Michigan 0.6%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2001
B, NATL Insured, 5.5%, 7/01/29 ..................................... 5,000,000 5,457,539
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 15,000 15,022
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
2,215,000 2,219,542
Kalamazoo Economic Development Corp. ,
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 900,000 841,544
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 3,015,000 2,386,316
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/43 1,120,000 954,791
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/55 8,860,000 7,085,128
b
Michigan Finance Authority ,
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6%, 7/01/24 ... 1,300,000 1,296,104
Thomas M Cooley Law School, Revenue, 144A, 2014, 6.75%, 7/01/44 .......... 3,805,000 3,663,314
b
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 710,000 663,885
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/41 .................................................... 895,000 752,722
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 1,380,000 1,092,244
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007 B , Zero Cpn., 6/01/52 ......................... 26,990,000 3,042,874
29,471,025

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
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Minnesota 0.1%
City of Minneapolis ,
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.25%, 11/01/45 .............. $ 2,800,000 $ 2,500,098
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.375%, 11/01/50 .............. 1,000,000 896,264
b
Scott County Community Development Agency , Spero BP Senior LLC , Revenue , 144A,
2022 B , 6.25% , 8/01/37 ............................................. 1,300,000 1,200,740
4,597,102
Mississippi 0.4%
b
Mississippi Development Bank ,
County of Hancock, Revenue, 144A, 2019, 4.55%, 11/01/39 .................. 2,035,000 2,013,790
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/34 900,000 818,558
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/35 800,000 716,621
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/36 850,000 749,940
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/41 3,000,000 2,466,582
Mississippi Home Corp. ,
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 7,000,000 5,099,315
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C-5, 5.1%, 6/01/62 8,000,000 5,977,219
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.65%, 6/01/62 .................................................. 5,515,000 4,136,378
21,978,403
Missouri 0.3%
Cape Girardeau County Industrial Development Authority ,
SoutheastHEALTH Obligated Group, Revenue, 2016 A, Refunding, 6%, 3/01/33 ... 4,170,000 4,301,103
SoutheastHEALTH Obligated Group, Revenue, 2017 A, Refunding, 5%, 3/01/29 ... 250,000 259,342
City of Maryland Heights , Tax Allocation , 2020 , 4.125% , 11/01/38 ...............
2,500,000 2,068,397
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/42 ................................... 1,000,000 864,880
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/50 ................................... 3,500,000 2,883,331
Stoddard County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2016 B , Refunding , 6% , 3/01/37 ......................... 3,740,000 3,859,069
14,236,122
Nevada 1.2%
City of Henderson ,
Local Improvement District No. T-16, Special Assessment, 2005, 5.125%, 3/01/25 . 905,000 830,183
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/32 ........................................................ 1,750,000 1,632,260
City of Las Vegas ,
Special Improvement District No. 610, Special Assessment, 2018, 5%, 6/01/48 .... 8,015,000 7,922,541
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/33 .... 185,000 170,996
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/34 .... 185,000 168,921
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/35 .... 185,000 167,092
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/40 .... 450,000 390,995
Special Improvement District No. 611, Special Assessment, 2020, 4.125%, 6/01/50 1,145,000 942,801
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 3.5%,
6/01/35 ........................................................ 205,000 167,804
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 4%,
6/01/50 ........................................................ 1,000,000 773,986
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/27 ... 1,355,000 1,372,231
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/30 ... 1,570,000 1,583,610
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/35 ... 995,000 999,113
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/39 .... 440,000 392,344
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/44 .... 715,000 608,589
Special Improvement District No. 815, Special Assessment, 2020, 4.75%, 12/01/40 995,000 944,747

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
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Nevada (continued)
City of Las Vegas, (continued)
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/33 . $ 520,000 $ 414,645
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/36 . 830,000 624,872
Special Improvement District No. 816, Special Assessment, 2021, 3%, 6/01/41 .... 650,000 463,680
Special Improvement District No. 816, Special Assessment, 2021, 3.125%, 6/01/51 1,425,000 903,940
b
City of North Las Vegas ,
Special Improvement District No. 66, Special Assessment, 144A, 2022, 5.75%,
6/01/47 ........................................................ 1,600,000 1,557,028
Special Improvement District No. 66, Special Assessment, 144A, 2022, 6%, 6/01/52 1,800,000 1,794,875
b
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero Cpn., 7/01/58 .... 16,000,000 1,985,334
County of Clark ,
Special Improvement District No. 128, Special Assessment, 2001-2007, 5%, 2/01/26 790,000 792,293
Special Improvement District No. 128, Special Assessment, 2001-2007, 5.05%,
2/01/31 ........................................................ 980,000 981,773
Special Improvement District No. 159, Special Assessment, 2015, 5%, 8/01/35 .... 2,090,000 2,103,479
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 3%, 9/01/36 ............................... 315,000 232,017
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 3.5%, 9/01/45 .............................. 750,000 529,385
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 4%, 9/01/51 ............................... 500,000 386,858
b
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 5.875%, 12/15/27 .......... 9,726,661 9,959,394
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 6.25%, 12/15/37 ........... 9,000,000 8,062,862
Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses,
Revenue, 144A, 2018 A, 5%, 12/15/38 ................................ 1,000,000 962,927
Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses,
Revenue, 144A, 2018 A, 5%, 12/15/48 ................................ 1,500,000 1,360,780
Tahoe-Douglas Visitors Authority ,
Revenue, 2020, 5%, 7/01/33 ......................................... 2,190,000 2,268,278
Revenue, 2020, 5%, 7/01/40 ......................................... 3,475,000 3,432,980
Revenue, 2020, 5%, 7/01/51 ......................................... 7,250,000 6,962,273
64,847,886
New Hampshire 0.2%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC, Revenue, 2020 A, 3.75%, 8/15/30 ............... 100,000 92,007
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.125%, 8/15/40 .............. 2,545,000 2,158,052
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.25%, 8/15/46 ............... 2,860,000 2,349,541
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.5%, 8/15/55 ................ 5,940,000 4,868,605
9,468,205
New Jersey 1.8%
New Jersey Economic Development Authority ,
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 500,000 500,483
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 2,150,000 2,111,036
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 2,200,000 2,017,412
United Airlines, Inc., Revenue, 1999, 5.25%, 9/15/29 ....................... 25,000,000 24,878,900
United Airlines, Inc., Revenue, 2003, 5.5%, 6/01/33 ........................ 8,480,000 8,429,299
b
White Horse HMT Urban Renewal LLC, Revenue, 144A, 2020, 5%, 1/01/40 ...... 3,000,000 2,228,939
New Jersey Transportation Trust Fund Authority , Revenue , 2008 A , Zero Cpn.,
12/15/38 ........................................................ 46,750,000 22,279,100
Tobacco Settlement Financing Corp. ,
Revenue, 2018 A, Refunding, 5.25%, 6/01/46 ............................. 7,000,000 7,235,836

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
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(continued)
New Jersey (continued)
Tobacco Settlement Financing Corp., (continued)
Revenue, 2018 B, Refunding, 5%, 6/01/46 ............................... $ 25,000,000 $ 24,750,553
94,431,558
New Mexico 0.1%
Lower Petroglyphs Public Improvement District ,
Special Tax, 2018, Refunding, 5%, 10/01/33 .............................. 500,000 482,065
Special Tax, 2018, Refunding, 5%, 10/01/38 .............................. 450,000 420,710
Special Tax, 2018, Refunding, 5%, 10/01/48 .............................. 1,205,000 1,085,264
b
Winrock Town Center Tax Increment Development District No. 1 ,
Tax Allocation, Senior Lien, 144A, 2022, Refunding, 4%, 5/01/33 .............. 1,000,000 874,293
Tax Allocation, Senior Lien, 144A, 2022, Refunding, 4.25%, 5/01/40 ............ 2,750,000 2,275,676
5,138,008
New York 5.9%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/45 ...................................... 2,000,000 1,814,330
Metropolitan Transportation Authority ,
Revenue, 2016 A-1, 5.25%, 11/15/56 ................................... 4,765,000 4,759,233
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 7,000,000 7,059,359
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 13,220,000 12,991,904
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 37,695,000 37,941,454
Revenue, 2020 C-1, 5.25%, 11/15/55 ................................... 39,500,000 40,464,811
Revenue, 2020 D, 4%, 11/15/50 ....................................... 40,000,000 34,087,596
New York City Housing Development Corp. , FC 8 Spruce Street Residential LLC ,
Revenue , 2014 , F , Refunding , 4.5% , 2/15/48 ............................. 4,825,000 4,733,468
New York Liberty Development Corp. ,
b
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 15,000,000 14,606,265
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 54,500,000 61,200,017
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2020, Refunding, 5.25%, 8/01/31 ............ 10,380,000 10,570,820
American Airlines, Inc., Revenue, 2020, Refunding, 5.375%, 8/01/36 ........... 14,950,000 15,106,817
American Airlines, Inc., Revenue, 2021, Refunding, 2.25%, 8/01/26 ............ 1,570,000 1,463,306
Laguardia Gateway Partners LLC, Revenue, 2016 A, 5%, 7/01/46 ............. 41,785,000 41,138,498
b
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn.,
8/15/45 ......................................................... 59,000,000 16,075,529
304,013,407
North Carolina 0.1%
North Carolina Medical Care Commission ,
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/30 ....... 2,790,000 2,794,500
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/35 ....... 1,000,000 985,284
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/45 .............. 500,000 458,205
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/50 .............. 1,500,000 1,343,344
5,581,333
North Dakota 0.3%
County of Burleigh ,
University of Mary, Revenue, 2016, 5.1%, 4/15/36 ......................... 2,800,000 2,698,654
University of Mary, Revenue, 2016, 5.2%, 4/15/46 ......................... 3,130,000 2,844,255
b,d
County of Grand Forks ,
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 6.625%, 12/15/31 .......... 2,875,000 1,581,250
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 7%, 12/15/43 ............. 14,000,000 7,700,000
14,824,159

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
109
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(continued)
Ohio 3.1%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. $ 7,500,000 $ 5,422,102
Revenue, Senior Lien, 2020 B-2, 2, Refunding, 5%, 6/01/55 .................. 35,200,000 32,012,281
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 4,357,131
Cleveland-Cuyahoga County Port Authority ,
b
Flats East Bank TIF District, Tax Allocation, 144A, 2021 B, Refunding, 4.5%, 12/01/55 1,500,000 1,277,886
b
Flats East Bank TIF District, Tax Allocation, Senior Lien, 144A, 2021 A, Refunding,
4%, 12/01/55 ................................................... 1,250,000 1,036,237
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 700,000 709,290
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/43 ...... 700,000 711,994
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 9,399,830
County of Franklin ,
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/40 2,910,000 2,664,807
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/55 8,800,000 7,546,878
County of Washington ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2022, Refunding,
6.625%, 12/01/42 ................................................ 10,000,000 9,939,978
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2022, Refunding, 6.75%,
12/01/52 ....................................................... 17,000,000 16,689,748
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,360,000 1,267,742
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,205,000 1,103,858
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,570,000 2,307,361
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 41,289,839
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/35 ....................................................... 1,000,000 974,934
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/43 ....................................................... 1,000,000 910,423
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5.5%,
12/01/43 ....................................................... 1,300,000 1,301,942
b
State of Ohio ,
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/38 ....................................................... 5,000,000 4,617,299
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/48 ....................................................... 15,195,000 13,344,381
158,885,941
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/37 ....... 1,000,000 1,008,201
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/45 ....... 10,280,000 10,013,169
11,021,370
Oregon 0.4%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.125%, 11/15/40 . 500,000 462,914
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.25%, 11/15/50 .. 1,250,000 1,108,667
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.375%, 11/15/55 . 1,500,000 1,331,161
Hospital Facilities Authority of Multnomah County Oregon ,
Mirabella at South Waterfront, Revenue, 2014 A, Refunding, 5.4%, 10/01/44 ..... 3,000,000 2,670,692
Mirabella at South Waterfront, Revenue, 2014 A, Refunding, 5.5%, 10/01/49 ..... 5,500,000 4,864,814

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
110
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(continued)
Oregon (continued)
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... $ 3,500,000 $ 2,825,104
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/51 .. 4,325,000 3,251,799
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/56 .. 6,115,000 4,483,999
20,999,150
Pennsylvania 2.0%
b
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 144A, 2017, 5%, 5/01/32 .................................... 11,975,000 12,133,309
Revenue, 144A, 2018, 5%, 5/01/42 .................................... 3,245,000 3,151,918
Revenue, 144A, 2018, 5.375%, 5/01/42 ................................. 5,000,000 4,955,348
Revenue, 144A, 2022, 5.25%, 5/01/42 .................................. 6,275,000 6,104,599
b
Chester County Industrial Development Authority ,
Borough of Phoenixville Steelpointe Neighborhood Improvement District, Special
Assessment, 144A, 2020, 4.75%, 3/01/50 .............................. 4,245,000 3,476,572
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5%, 3/01/38 ........................................... 325,000 313,674
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5.125%, 3/01/48 ....................................... 1,000,000 919,389
Dallas Area Municipal Authority ,
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/39 .............. 1,100,000 1,047,889
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/48 .............. 4,000,000 3,679,312
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/38 ... 1,000,000 858,711
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/43 ... 1,200,000 990,477
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/48 ... 4,600,000 3,708,386
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/53 ... 3,050,000 2,397,467
Menno-Haven, Inc. Obligated Group, Revenue, 2019, 5%, 12/01/54 ............ 1,000,000 778,554
Lancaster County Hospital Authority ,
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.125%, 7/01/37 ... 1,000,000 931,144
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.25%, 7/01/41 .... 3,500,000 3,243,187
Lehigh County Industrial Development Authority ,
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/31 ............ 680,000 619,877
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/51 ............ 2,385,000 1,707,437
Pennsylvania Turnpike Commission ,
Revenue, 2009 C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 5,525,435
Revenue, B-2, Zero Cpn., 12/01/37 .................................... 20,000,000 18,053,720
Revenue, B-2, Zero Cpn., 12/01/40 .................................... 25,075,000 22,376,331
Philadelphia Authority for Industrial Development ,
Evangelical Services for the Aging Obligated Group, Revenue, A, Refunding, 5%,
7/01/49 ........................................................ 3,000,000 2,427,746
Philadelphia Electrical & Technology Charter High School, Revenue, 2021 A, 4%,
6/01/51 ........................................................ 1,600,000 1,184,331
Philadelphia Electrical & Technology Charter High School, Revenue, 2021 A, 4%,
6/01/56 ........................................................ 850,000 606,284
101,191,097
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 14,400,000 9,440,207
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 25,550,000 16,001,894
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2017, 5%,
4/01/52 ........................................................ 1,750,000 1,456,333
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5%, 4/01/48 ............................................ 3,500,000 2,972,811

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
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(continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, (continued)
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5.25%, 4/01/53 ......................................... $ 11,000,000 $ 9,476,107
39,347,352
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village, Revenue, 2016, Refunding, 5%, 11/01/46 ............... 7,110,000 6,136,593
Dow Rummel Village, Revenue, 2017, 5%, 11/01/42 ........................ 3,000,000 2,603,083
8,739,676
Tennessee 1.3%
b
Cleveland Housing Authority ,
Cleveland Forward Phase One LLC, Revenue, 144A, 2022 B, 6.25%, 4/01/41 .... 1,000,000 953,477
Cleveland Forward Phase Two LLC, Revenue, 144A, 2022 B, 6.25%, 4/01/41 .... 1,000,000 953,477
Johnson City Health & Educational Facilities Board ,
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/27 ................................................... 19,365,000 16,425,195
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/28 ................................................... 19,400,000 15,869,107
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/29 ................................................... 19,365,000 15,254,947
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/30 ................................................... 19,370,000 14,655,160
b
Nashville Metropolitan Development & Housing Agency , Fifth + Broadway
Redevelopment Area , Tax Allocation , 144A, 2018 , 5.125% , 6/01/36 ............ 900,000 909,201
65,020,564
Texas 9.3%
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 .........
7,500,000 6,151,706
Central Texas Regional Mobility Authority ,
Revenue, 2010, Zero Cpn., 1/01/35 .................................... 3,000,000 1,871,199
Revenue, 2010, Zero Cpn., 1/01/37 .................................... 2,500,000 1,363,298
Revenue, 2010, Zero Cpn., 1/01/38 .................................... 2,405,000 1,235,759
Revenue, 2010, Zero Cpn., 1/01/39 .................................... 2,545,000 1,232,388
b
City of Anna ,
Hurricane Creek Public Improvement District, Special Assessment, 144A, 2022,
5.75%, 9/01/42 .................................................. 972,000 967,490
Hurricane Creek Public Improvement District, Special Assessment, 144A, 2022, 6%,
9/01/52 ........................................................ 1,907,000 1,891,359
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
3.75%, 9/15/31 .................................................. 300,000 253,174
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4.5%, 9/15/31 ................................................... 157,000 143,061
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4%, 9/15/41 .................................................... 867,000 720,564
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4.25%, 9/15/51 .................................................. 1,406,000 1,135,471
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
5%, 9/15/51 .................................................... 503,000 445,906
b
City of Aubrey ,
Jackson Ridge Public Improvement District, Special Assessment, 144A, 2022,
5.25%, 9/01/32 .................................................. 852,000 859,603
Jackson Ridge Public Improvement District, Special Assessment, 144A, 2022, 6%,
9/01/45 ........................................................ 1,803,000 1,830,824

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
112
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Texas (continued)
City of Celina ,
b
Celina Hills Public Improvement District, Special Assessment, 144A, 2022, 4.875%,
9/01/42 ........................................................ $ 804,000 $ 748,517
b
Celina Hills Public Improvement District, Special Assessment, 144A, 2022, 5%,
9/01/51 ........................................................ 1,120,000 1,010,179
b
Creeks of Legacy Public Improvement District, Special Assessment, 144A, 2020,
4.25%, 9/01/40 .................................................. 230,000 203,408
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/31 .................................................. 215,000 200,994
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/01/41 .................................................. 500,000 428,641
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/01/41 .................................................. 370,000 356,423
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.5%, 9/01/50 ................................................... 605,000 510,917
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.5%, 9/01/50 ................................................... 500,000 484,244
b
Hillside Village Public Improvement District, Special Assessment, 144A, 2022, 2.75%,
9/01/27 ........................................................ 290,000 255,193
b
Hillside Village Public Improvement District, Special Assessment, 144A, 2022,
3.125%, 9/01/32 ................................................. 231,000 187,701
b
Hillside Village Public Improvement District, Special Assessment, 144A, 2022,
3.375%, 9/01/42 ................................................. 866,000 635,701
e
North Sky Public Improvement District, Special Assessment, 2023, 4.375%, 9/01/30 440,000 436,674
b,e
North Sky Public Improvement District, Special Assessment, 144A, 2023, 4.875%,
9/01/30 ........................................................ 228,000 226,307
e
North Sky Public Improvement District, Special Assessment, 2023, 5.375%, 9/01/43 812,000 800,099
e
North Sky Public Improvement District, Special Assessment, 2023, 5.625%, 9/01/52 1,005,000 987,944
b,e
North Sky Public Improvement District, Special Assessment, 144A, 2023, 6.125%,
9/01/52 ........................................................ 999,000 982,917
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 2.75%, 9/01/26 ............................................. 145,000 134,694
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 3.5%, 9/01/26 .............................................. 245,000 232,287
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 3.25%, 9/01/31 ............................................. 150,000 131,912
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 4%, 9/01/31 ................................................ 473,000 438,532
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 3.5%, 9/01/41 .............................................. 1,205,000 983,433
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 4.25%, 9/01/41 ............................................. 2,015,000 1,763,820
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 4.5%, 9/01/51 .............................................. 2,501,000 2,126,236
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
3.25%, 9/01/27 .................................................. 227,000 205,025
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
3.625%, 9/01/32 ................................................. 336,000 289,018
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
4%, 9/01/43 .................................................... 1,009,000 838,972
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/01/51 ................................................. 1,033,000 834,584
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 1,795,000 1,446,920
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022,
2.875%, 9/01/27 ................................................. 115,000 102,136
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022,
3.25%, 9/01/32 .................................................. 250,000 206,217

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
113
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Texas (continued)
City of Celina, (continued)
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/42 ........................................................ $ 1,175,000 $ 877,805
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 7,000,000 5,556,995
b
Wells North Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 425,000 346,269
b
Wells North Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 498,000 400,989
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 150,000 133,461
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 350,000 303,481
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 965,000 776,670
b
Wells South Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ 158,000 134,957
b
Wells South Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 379,000 296,304
b
Wells South Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
9/01/42 ........................................................ 490,000 488,709
b
Wells South Public Improvement District, Special Assessment, 144A, 2022, 5.625%,
9/01/52 ........................................................ 1,314,000 1,298,135
b
City of Crandall ,
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/31 ........................................................ 409,000 370,364
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/15/31 .................................................. 161,000 148,860
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/15/41 .................................................. 1,000,000 864,802
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021, 5%,
9/15/41 ........................................................ 1,144,000 1,062,821
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.5%, 9/15/51 ................................................... 2,000,000 1,680,985
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/15/51 .................................................. 750,000 692,773
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
9/15/32 ........................................................ 528,000 539,519
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/32 ........................................................ 306,000 311,386
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/52 ........................................................ 5,000,000 5,108,426
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 6.75%,
9/15/52 ........................................................ 1,750,000 1,809,552
b
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue , 144A, 2022 B , Zero
Cpn., 12/01/62 .................................................... 173,445,000 12,056,578
b
City of Dayton ,
Westpointe Public Improvement District, Special Assessment, Junior Lien, 144A,
5.75%, 9/01/52 .................................................. 1,464,000 1,433,474
Westpointe Public Improvement District, Special Assessment, Senior Lien, 144A,
2022 A, 4.875%, 9/01/32 ........................................... 269,000 261,825
Westpointe Public Improvement District, Special Assessment, Senior Lien, 144A,
2022 A, 5.125%, 9/01/42 ........................................... 764,000 732,687
Westpointe Public Improvement District, Special Assessment, Senior Lien, 144A,
2022 A, 5.25%, 9/01/52 ............................................ 1,000,000 944,254

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
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b
City of DeSoto , Danieldale Homestead Public Improvement District , Special
Assessment , 144A, 2023 , 5.5% , 9/15/50 ................................ $ 1,430,000 $ 1,361,893
b
City of Elmendorf ,
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/01/31 ................................................. 398,000 325,609
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/01/41 ........................................................ 1,205,000 921,121
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 1,172,000 913,860
b
City of Fate ,
Monterra Public Improvement District, Special Assessment, 144A, 2021, 2.75%,
8/15/26 ........................................................ 400,000 364,912
Monterra Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
8/15/31 ........................................................ 711,000 608,110
Monterra Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
8/15/41 ........................................................ 1,871,000 1,508,736
Monterra Public Improvement District, Special Assessment, 144A, 2021, 4%, 8/15/51 1,765,000 1,413,059
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.125%,
8/15/30 ........................................................ 665,000 613,717
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.625%,
8/15/40 ........................................................ 1,163,000 1,035,755
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.875%,
8/15/50 ........................................................ 1,772,000 1,555,988
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 8/15/30 ................................................. 125,000 109,276
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 8/15/40 ................................................. 691,000 561,954
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 8/15/50 ................................................. 994,000 809,278
Williamsburg East Public Improvement District, Special Assessment, 144A, 2022,
5.875%, 8/15/42 ................................................. 1,617,000 1,601,633
Williamsburg East Public Improvement District, Special Assessment, 144A, 2022,
6%, 8/15/52 .................................................... 2,500,000 2,517,510
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.25%, 8/15/42 .................................................. 1,204,000 1,065,026
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.375%, 8/15/52 ................................................. 1,100,000 937,959
b
City of Ferris ,
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022,
3.375%, 9/01/32 ................................................. 926,000 761,521
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022,
3.75%, 9/01/42 .................................................. 1,259,000 968,266
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 1,577,000 1,240,439
b
City of Fort Worth ,
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/27 ................................ 1,465,000 1,445,693
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/32 ................................ 1,270,000 1,236,314
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5.125%, 9/01/37 ............................. 1,650,000 1,583,186
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/27 ................................ 1,185,000 1,169,383
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/32 ................................ 1,530,000 1,485,612
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/37 ................................ 1,975,000 1,861,406

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
115
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Texas (continued)
b
City of Georgetown ,
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
3.875%, 9/15/32 ................................................. $ 409,000 $ 369,696
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/15/42 ................................................. 1,060,000 921,817
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
4.25%, 9/15/47 .................................................. 716,000 611,689
b
City of Haslet ,
Public Improvement District No. 5, Special Assessment, 144A, 2021, 2.625%,
9/01/26 ........................................................ 279,000 252,494
Public Improvement District No. 5, Special Assessment, 144A, 2021, 3.25%, 9/01/31 150,000 124,996
Public Improvement District No. 5, Special Assessment, 144A, 2021, 3.625%,
9/01/41 ........................................................ 1,271,000 976,037
City of Horseshoe Bay ,
Escondido Public Improvement District, Special Assessment, 2020, Refunding, 3%,
10/01/30 ....................................................... 500,000 430,485
Escondido Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 10/01/33 ................................................. 435,000 366,865
City of Houston Airport System , United Airlines, Inc. , Revenue , 2021 A , 4% , 7/01/41 .
15,990,000 13,785,807
b
City of Hutto ,
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
2.5%, 9/01/26 ................................................... 239,000 216,570
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/01/31 ................................................. 260,000 220,328
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
3.5%, 9/01/41 ................................................... 1,038,000 805,889
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
2.75%, 9/01/26 .................................................. 171,000 156,308
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/31 ........................................................ 392,000 337,782
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/01/41 ................................................. 1,000,000 807,098
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 3,479,000 2,700,686
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.25%, 9/01/31 .................................................. 206,000 174,889
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.625%, 9/01/41 ................................................. 519,000 408,983
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 1,146,000 889,699
b
City of Justin ,
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
3%, 9/01/31 .................................................... 500,000 429,366
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
3.375%, 9/01/41 ................................................. 2,812,000 2,182,552
b
City of Kaufman ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 230,000 192,343
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.625%,
9/15/41 ........................................................ 570,000 441,365
City of Kyle ,
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 400,000 340,109
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/01/40 ........................................................ 1,310,000 1,039,632
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.5%,
9/01/44 ........................................................ 1,380,000 1,029,725

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
a a
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a
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Kyle, (continued)
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/01/46 $ 375,000 $ 306,150
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 2.75%,
9/01/26 ........................................................ 224,000 200,609
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/31 ........................................................ 530,000 445,022
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/01/41 ........................................................ 1,428,000 1,113,419
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 4%, 9/01/46 1,000,000 810,290
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2023, 5.25%,
9/01/43 ........................................................ 2,250,000 2,167,974
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2023, 5.125%,
9/01/46 ........................................................ 1,179,000 1,139,930
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2023, 5.5%,
9/01/47 ........................................................ 1,396,000 1,350,438
Kyle 57 Public Improvement District, Special Assessment, 2022, 4.75%, 9/01/32 .. 400,000 389,564
Kyle 57 Public Improvement District, Special Assessment, 2022, 5%, 9/01/42 ..... 2,105,000 1,999,925
b
Plum Creek North Public Improvement District, Special Assessment, 144A, 2022,
3.875%, 9/01/32 ................................................. 500,000 453,893
b
Plum Creek North Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/01/41 ................................................. 1,185,000 1,045,754
b
Plum Creek North Public Improvement District, Special Assessment, 144A, 2022,
4.625%, 9/01/41 ................................................. 501,000 458,399
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.125%, 9/01/30 ........................................ 300,000 268,671
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.75%, 9/01/42 ......................................... 1,045,000 854,479
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5%, 9/01/30 ..................................... 2,000,000 1,863,604
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.125%, 9/01/35 .................................. 2,070,000 1,863,012
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.5%, 9/01/40 .................................... 2,715,000 2,435,234
b
City of Lavon ,
Elevon Public Improvement District, Special Assessment, 144A, 2022, 3.5%, 9/15/27 600,000 551,736
Elevon Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/15/27 ........................................................ 305,000 277,099
Elevon Public Improvement District, Special Assessment, 144A, 2022, 3.875%,
9/15/32 ........................................................ 1,000,000 872,275
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.125%,
9/15/32 ........................................................ 455,000 407,168
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4%, 9/15/42 2,259,000 1,868,161
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.375%,
9/15/42 ........................................................ 1,000,000 851,567
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.125%,
9/15/52 ........................................................ 5,295,000 4,160,394
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.5%, 9/15/52 1,495,000 1,233,529
Lakepointe Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/52 ........................................................ 1,000,000 1,013,656
City of Leander , Oak Creek Public Improvement District , Special Assessment , 2020 ,
Refunding , 3.25% , 9/01/32 ........................................... 530,000 460,355
b
City of Liberty Hill ,
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 2.625%,
9/01/27 ........................................................ 550,000 497,997
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/27 ........................................................ 225,000 206,874

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
117
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a
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Liberty Hill, (continued)
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.125%,
9/01/32 ........................................................ $ 750,000 $ 636,307
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.875%,
9/01/32 ........................................................ 275,000 239,600
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.375%,
9/01/42 ........................................................ 1,771,000 1,257,556
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 4.125%,
9/01/42 ........................................................ 1,097,000 889,922
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/52 ........................................................ 2,500,000 1,771,334
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 4.375%,
9/01/52 ........................................................ 1,705,000 1,338,056
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020,
3.125%, 9/01/30 ................................................. 250,000 216,067
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 845,000 726,786
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/54 ........................................................ 1,890,000 1,450,649
b
City of Manor ,
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/15/26 ........................................................ 110,000 97,832
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/26 ................................................. 210,000 188,006
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 250,000 206,528
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/15/31 ........................................................ 310,000 261,613
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/41 ........................................................ 700,000 528,753
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/41 ................................................. 830,000 701,814
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 1,000,000 796,782
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 1,225,000 1,004,615
b
City of Marble Falls ,
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/01/31 ................................................. 350,000 309,182
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.625%, 9/01/31 ................................................. 150,000 136,155
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/01/41 ................................................. 1,000,000 853,577
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.875%, 9/01/41 ................................................. 450,000 393,665
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/01/51 ................................................. 1,470,000 1,215,979
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
5.125%, 9/01/51 ................................................. 620,000 563,406
b
City of Mclendon-Chisholm ,
Sonoma Public Improvement District, Special Assessment, 144A, 2021, 2.625%,
9/15/26 ........................................................ 155,000 140,414
Sonoma Public Improvement District, Special Assessment, 144A, 2021, 3.625%,
9/15/41 ........................................................ 620,000 481,110
Sonoma Public Improvement District, Special Assessment, 144A, 2021, 4%, 9/15/51 865,000 686,569
Sonoma Public Improvement District, Special Assessment, 144A, 2022, 5.375%,
9/15/32 ........................................................ 250,000 248,431

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
118
a a
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a
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Mclendon-Chisholm, (continued)
Sonoma Public Improvement District, Special Assessment, 144A, 2022, 5.75%,
9/15/52 ........................................................ $ 2,700,000 $ 2,614,297
b
City of Midlothian ,
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/31 ........................................................ 410,000 353,175
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/31 ................................................. 230,000 209,929
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/15/41 ................................................. 1,105,000 894,647
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/15/41 ........................................................ 420,000 367,569
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/51 ................................................. 1,635,000 1,324,164
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/15/51 .................................................. 610,000 520,406
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
4.75%, 9/15/32 .................................................. 625,000 601,777
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
5.5%, 9/15/32 ................................................... 309,000 300,294
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
5.25%, 9/15/42 .................................................. 1,516,000 1,437,908
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
6%, 9/15/42 .................................................... 750,000 741,483
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
5.375%, 9/15/52 ................................................. 2,509,000 2,360,737
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
6.125%, 9/15/52 ................................................. 1,410,000 1,399,486
b
City of New Braunfels ,
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
3.625%, 9/01/26 ................................................. 220,000 204,936
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/01/31 .................................................. 320,000 291,044
Solms Landing Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/01/41 ........................................................ 882,000 756,192
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/51 .................................................. 1,454,000 1,224,329
b
City of Oak Point ,
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.25%, 9/01/30 .................................................. 300,000 264,520
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.75%, 9/01/40 .................................................. 1,170,000 968,977
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 1,060,000 848,699
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021,
2.75%, 9/01/31 .................................................. 160,000 132,505
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021,
3.125%, 9/01/41 ................................................. 643,000 475,595
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 987,000 792,901
b
City of Pilot Point ,
Creekview Public Improvement District, Special Assessment, 144A, 2022, 5.25%,
9/15/32 ........................................................ 500,000 498,965
Creekview Public Improvement District, Special Assessment, 144A, 2022, 5.75%,
9/15/32 ........................................................ 200,000 199,125
Creekview Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
9/15/42 ........................................................ 1,550,000 1,517,286

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
119
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Pilot Point, (continued)
Creekview Public Improvement District, Special Assessment, 144A, 2022, 5.625%,
9/15/52 ........................................................ $ 2,753,000 $ 2,687,107
Creekview Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/52 ........................................................ 2,078,000 2,096,330
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 5.125%,
9/15/32 ........................................................ 500,000 497,754
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 5.625%,
9/15/32 ........................................................ 810,000 816,943
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
9/15/48 ........................................................ 4,026,000 3,950,109
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 6%, 9/15/52 4,001,000 4,029,239
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 6.5%,
9/15/52 ........................................................ 1,600,000 1,624,715
b
City of Plano ,
Collin Creek East Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 7,750,000 6,250,348
Collin Creek West Public Improvement District, Special Assessment, 144A, 2021,
4%, 9/15/51 .................................................... 2,343,000 1,839,815
b
City of Princeton ,
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
2.875%, 9/01/25 ................................................. 97,000 92,436
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/01/30 ................................................. 180,000 161,427
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 9/01/40 ................................................. 650,000 542,132
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 930,000 767,162
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/01/27 ........................................................ 201,000 191,721
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/32 ........................................................ 280,000 263,075
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 4.25%,
9/01/42 ........................................................ 752,000 667,321
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022,
4.375%, 9/01/52 ................................................. 1,139,000 974,303
Brookside Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/01/26 ........................................................ 84,000 76,644
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ 126,000 107,405
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 325,000 248,451
Brookside Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 431,000 346,348
Eastridge Public Improvement District, Special Assessment, 144A, 2022, 4.75%,
9/01/32 ........................................................ 382,000 377,975
Eastridge Public Improvement District, Special Assessment, 144A, 2022, 5.125%,
9/01/42 ........................................................ 850,000 824,687
Eastridge Public Improvement District, Special Assessment, 144A, 2022, 5.25%,
9/01/52 ........................................................ 1,376,000 1,304,963
e
Whitewing Trails Public Improvement District No. 2, Special Assessment, 144A,
2023, 4.25%, 9/01/30 ............................................. 250,000 247,315
e
Whitewing Trails Public Improvement District No. 2, Special Assessment, 144A,
2023, 5.125%, 9/01/43 ............................................ 1,100,000 1,072,084
e
Whitewing Trails Public Improvement District No. 2, Special Assessment, 144A,
2023, 5.375%, 9/01/53 ............................................ 2,041,000 1,990,214
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/01/30 ........................................................ 200,000 177,582

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
120
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Texas (continued)
b
City of Princeton, (continued)
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ $ 470,000 $ 384,120
Winchester Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 675,000 543,417
Winchester Public Improvement District, Special Assessment, 144A, 2021, 2.875%,
9/01/31 ........................................................ 110,000 93,048
Winchester Public Improvement District, Special Assessment, 144A, 2021, 3.25%,
9/01/41 ........................................................ 518,000 387,055
Winchester Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 616,000 494,779
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
4.75%, 9/01/32 .................................................. 461,000 456,488
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
5.125%, 9/01/42 ................................................. 1,011,000 981,287
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
5.25%, 9/01/52 .................................................. 2,220,000 2,120,771
b
City of Red Oak ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 2.625%,
9/15/26 ........................................................ 150,000 135,401
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 354,000 293,976
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.375%,
9/15/41 ........................................................ 500,000 376,021
Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%, 9/15/51 . 665,000 531,304
b
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.125%, 9/15/31 ............................................ 200,000 176,721
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/31 ............................................. 300,000 273,491
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/41 ............................................. 820,000 673,232
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.125%, 9/15/41 ............................................ 600,000 518,730
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/51 ................................................ 1,172,000 936,374
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. 1,000,000 827,887
b
City of Royse City ,
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.375%,
9/15/30 ........................................................ 450,000 404,150
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/15/30 ........................................................ 225,000 201,353
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/30 ........................................................ 210,000 199,349
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.875%,
9/15/40 ........................................................ 1,190,000 995,126
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/40 ........................................................ 590,000 516,060
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.875%,
9/15/40 ........................................................ 375,000 346,818
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/50 ........................................................ 1,780,000 1,456,785
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/50 ........................................................ 715,000 608,347
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 5.125%,
9/15/50 ........................................................ 575,000 528,654

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
121
a a
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a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Royse City, (continued)
Creekshaw Public Improvement District, Special Assessment, 144A, 2022, 5.875%,
9/15/42 ........................................................ $ 589,000 $ 588,305
Creekshaw Public Improvement District, Special Assessment, 144A, 2022, 6%,
9/15/52 ........................................................ 1,267,000 1,276,103
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.75%,
9/15/49 ........................................................ 1,495,000 1,372,291
b
City of Sachse ,
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.25%, 9/15/30 405,000 352,653
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.75%, 9/15/40 1,070,000 856,415
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.375%,
9/15/40 ........................................................ 1,920,000 1,849,408
Public Improvement District No. 1, Special Assessment, 144A, 2020, 4%, 9/15/50 . 1,485,000 1,192,359
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.625%,
9/15/50 ........................................................ 2,235,000 2,149,130
Public Improvement District No. 1, Special Assessment, 144A, 2022, 7%, 9/15/52 . 750,000 764,582
City of San Marcos ,
Whisper Public Improvement District, Special Assessment, 2020, 4.375%, 9/01/25 . 260,000 259,623
Whisper Public Improvement District, Special Assessment, 2020, 4.875%, 9/01/30 . 305,000 298,503
Whisper Public Improvement District, Special Assessment, 2020, 5.375%, 9/01/40 . 1,300,000 1,277,732
Whisper Public Improvement District, Special Assessment, 2020, 5.625%, 9/01/50 . 1,300,000 1,276,625
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022,
3.75%, 9/01/27 .................................................. 300,000 282,863
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/32 ........................................................ 425,000 390,724
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022,
4.25%, 9/01/42 .................................................. 1,221,000 1,041,018
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022, 4.5%,
9/01/51 ........................................................ 1,621,000 1,356,489
b
City of Santa Fe ,
Mulberry Farms Public Improvement District, Special Assessment, 144A, 2022,
4.875%, 9/01/42 ................................................. 508,000 470,601
Mulberry Farms Public Improvement District, Special Assessment, 144A, 2022, 5%,
9/01/52 ........................................................ 858,000 783,984
b
City of Sinton ,
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.375%, 9/01/27 ................................................. 381,000 361,885
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.75%, 9/01/32 .................................................. 660,000 614,502
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
5.125%, 9/01/42 ................................................. 1,000,000 942,150
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
5.25%, 9/01/51 .................................................. 1,250,000 1,155,030
b
City of Tomball , Raburn Reserve Public Improvement District , Special Assessment ,
144A, 2020 , 3.375% , 9/15/30 ......................................... 330,000 295,704
b
City of Uhland , Watermill Public Improvement District , Special Assessment , 144A,
2022 , 6.625% , 9/01/52 .............................................. 3,000,000 3,119,940
b
City of Venus ,
Brahman Ranch Public Improvement District No. 1, Special Assessment, 144A, 2022,
6.25%, 9/15/42 .................................................. 1,000,000 991,070
Brahman Ranch Public Improvement District No. 1, Special Assessment, 144A, 2022,
6.5%, 9/15/52 ................................................... 1,009,000 1,007,648
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
2.625%, 9/15/26 ................................................. 234,000 211,551
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 250,000 210,579

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
122
a a
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a
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Venus, (continued)
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/15/41 ................................................. $ 1,105,000 $ 837,377
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 2,024,000 1,625,939
b
City of Waxahachie ,
North Grove Public Improvement District, Special Assessment, 144A, 2022, 5.125%,
8/15/32 ........................................................ 302,000 302,179
North Grove Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
8/15/52 ........................................................ 2,395,000 2,333,605
b
Club Municipal Management District No. 1 ,
Improvement Area #2, Special Assessment, 144A, 2021, 2.5%, 9/01/26 ......... 175,000 159,053
Improvement Area #2, Special Assessment, 144A, 2021, 3%, 9/01/31 ........... 271,000 228,083
Improvement Area #2, Special Assessment, 144A, 2021, 3.25%, 9/01/41 ........ 1,012,000 761,818
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, Second Lien, 2021 B, 3.5%, 10/01/31 . 450,000 380,292
Conroe Convention Center Hotel, Revenue, Second Lien, 2021 B, 5%, 10/01/50 .. 1,200,000 972,213
b
County of Hays ,
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/15/30 ........................................................ 100,000 86,404
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/15/40 ........................................................ 800,000 640,221
La Cima Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/15/50 1,200,000 941,898
La Cima Public Improvement District, Special Assessment, 144A, 2022, 5.75%,
9/15/52 ........................................................ 3,375,000 3,351,187
b
County of Medina ,
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/26 ........................................................ 135,000 122,465
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.125%,
9/01/31 ........................................................ 400,000 359,081
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.875%,
9/01/31 ........................................................ 815,000 733,511
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/01/41 ........................................................ 1,085,000 921,448
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.25%,
9/01/41 ........................................................ 780,000 717,891
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.75%,
9/01/50 ........................................................ 870,000 735,464
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.5%,
9/01/50 ........................................................ 1,160,000 1,075,104
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 8,965,000 6,649,692
Grand Parkway Transportation Corp. , Revenue , 2013 B , Zero Cpn., 10/01/45 ......
10,000,000 10,563,909
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/48 ................... 5,000,000 4,156,262
d
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5%,
2/15/36 ........................................................ 1,000,000 710,000
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5.125%,
2/15/42 ........................................................ 3,750,000 2,662,500
Christian Care Centers, Inc. Obligated Group, Revenue, 2016, Refunding, 5%,
2/15/35 ........................................................ 5,175,000 3,674,250
New Hope Cultural Education Facilities Finance Corp. ,
Cardinal Bay, Inc., Revenue, D, 6%, 7/01/26 ............................. 110,000 44,000
Cardinal Bay, Inc., Revenue, D, 7%, 7/01/51 ............................. 5,110,000 2,044,000
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/29 .... 2,190,000 2,179,709
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/46 .... 1,500,000 1,358,926
b
CityScape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/39 ................ 500,000 485,255

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
123
a a
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a
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., (continued)
b
CityScape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/51 ................ $ 1,570,000 $ 1,454,400
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/42 ...... 5,000,000 4,577,071
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/47 ...... 4,595,000 4,101,354
Morningside Ministries Obligated Group, Revenue, 2020 A, 5%, 1/01/55 ......... 4,100,000 3,318,810
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 30,000,000 25,500,000
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5%,
10/01/39 ....................................................... 2,750,000 2,375,115
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5.25%,
10/01/49 ....................................................... 12,600,000 10,563,219
Presbyterian Village North Obligated Group, Revenue, 2020 A, 5.25%, 10/01/55 ... 2,500,000 2,044,466
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 325,000 302,289
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 1,180,000 1,015,292
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Second Tier, 2019
B, 5.5%, 12/01/54 ................................................ 15,180,000 13,653,338
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Third Tier, 2019 C,
6%, 12/01/54 ................................................... 6,490,000 5,871,310
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/43 ............ 3,200,000 2,721,631
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/49 ............ 1,000,000 817,769
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/50 ..... 1,180,000 878,202
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/55 ..... 4,400,000 3,200,220
b
North Parkway Municipal Management District No. 1 ,
Special Assessment, 144A, 2021, 3.625%, 9/15/26 ......................... 1,000,000 955,525
Special Assessment, 144A, 2021, 4.25%, 9/15/31 ......................... 1,500,000 1,426,586
Special Assessment, 144A, 2021, 4.75%, 9/15/41 ......................... 5,000,000 4,644,275
Special Assessment, 144A, 2021, 5%, 9/15/51 ............................ 6,250,000 5,726,129
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 3.625%, 9/15/31 ............................................ 250,000 221,965
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/41 ................................................ 1,000,000 856,187
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. 1,160,000 968,416
North Texas Tollway Authority ,
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 3,690,508
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/43 .... 10,000,000 12,519,261
b
Northwood Municipal Utility District No. 1 ,
GO, 144A, 2020, Refunding, 3.5%, 8/01/25 .............................. 765,000 744,261
GO, 144A, 2020, Refunding, 4%, 8/01/31 ................................ 1,070,000 1,070,572
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 B , 6% , 12/01/52 .............. 5,075,000 3,837,337
d
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... 11,000,000 6,600,000
Texas Transportation Commission ,
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/46 ...... 3,000,000 820,627
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/47 ...... 5,750,000 1,483,350
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/51 ...... 3,500,000 710,602
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/52 ...... 4,000,000 764,911
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/53 ...... 400,000 72,205
b
Town of Flower Mound ,
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 2.625%, 9/01/26 ........................................ 675,000 615,001
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.25%, 9/01/31 ......................................... 750,000 636,138
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.5%, 9/01/36 .......................................... 800,000 651,810

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
124
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a a a a a
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(continued)
Texas (continued)
b
Town of Flower Mound, (continued)
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 4%, 9/01/43 ............................................ $ 2,450,000 $ 2,041,211
b
Town of Lakewood Village ,
Public Improvement District No. 1, Special Assessment, 144A, 2022, 4.75%, 9/15/32 445,000 428,788
Public Improvement District No. 1, Special Assessment, 144A, 2022, 5.25%, 9/15/42 1,400,000 1,329,465
Public Improvement District No. 1, Special Assessment, 144A, 2022, 5.375%,
9/15/52 ........................................................ 2,400,000 2,261,405
b
Town of Little Elm ,
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.25%,
9/01/27 ........................................................ 139,000 128,101
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/32 ........................................................ 205,000 174,339
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/01/42 ........................................................ 529,000 411,406
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 509,000 399,089
Valencia Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/01/32 ........................................................ 712,000 735,982
Valencia Public Improvement District, Special Assessment, 144A, 2022, 6.875%,
9/01/52 ........................................................ 2,700,000 2,806,763
b
Travis County Development Authority ,
County of Travis Turner's Crossing Public Improvement District, Special Assessment,
144A, 2022, 4.75%, 9/01/32 ........................................ 302,000 298,818
County of Travis Turner's Crossing Public Improvement District, Special Assessment,
144A, 2022, 5.375%, 9/01/42 ....................................... 868,000 857,675
County of Travis Turner's Crossing Public Improvement District, Special Assessment,
144A, 2022, 5.5%, 9/01/52 ......................................... 1,244,000 1,217,355
Viridian Municipal Management District ,
Viridian Public Improvement District, Special Assessment, 2020, 2.875%, 12/01/30 . 258,000 217,541
Viridian Public Improvement District, Special Assessment, 2020, 3.125%, 12/01/35 . 415,000 331,948
Viridian Public Improvement District, Special Assessment, 2020, 3.375%, 12/01/40 . 486,000 371,565
Viridian Public Improvement District, Special Assessment, 2020, 3.5%, 12/01/47 .. 835,000 609,390
481,603,331
Utah 0.5%
Military Installation Development Authority ,
Revenue, 2021 A-1, 4%, 6/01/52 ...................................... 3,000,000 2,096,671
Revenue, 2021 A-2, 4%, 6/01/36 ...................................... 2,250,000 1,870,884
Revenue, 2021 A-2, 4%, 6/01/41 ...................................... 7,215,000 5,598,746
Revenue, 2021 A-2, 4%, 6/01/52 ...................................... 21,745,000 15,217,619
b
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/39 .. 475,000 457,538
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/49 .. 825,000 750,911
25,992,369
Vermont 0.0%
†
Vermont Economic Development Authority , Wake Robin Corp. , Revenue , 2021 A ,
Refunding , 4% , 5/01/45 ............................................. 2,600,000 1,883,264
Virginia 0.3%
Farmville Industrial Development Authority ,
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/43 ... 500,000 490,714
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 500,000 479,383
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/50 ... 3,700,000 3,526,501
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/59 ... 2,000,000 1,861,727

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
125
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a
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a a a a a
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(continued)
Virginia (continued)
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/44 ........................................................ $ 3,550,000 $ 3,209,356
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/49 ........................................................ 4,065,000 3,599,065
James City County Economic Development Authority ,
Virginia United Methodist Homes of Williamsburg, Inc. Obligated Group, Revenue,
2021 A, Refunding, 4%, 6/01/41 ..................................... 625,000 477,665
Virginia United Methodist Homes of Williamsburg, Inc. Obligated Group, Revenue,
2021 A, Refunding, 4%, 6/01/47 ..................................... 1,000,000 712,064
14,356,475
Washington 1.0%
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
835,000 930,234
f
Washington Economic Development Finance Authority , Propeller Airports Paine Field
LLC , Revenue , A , Mandatory Put , 6.5% , 3/01/24 .......................... 24,250,000 24,073,610
b
Washington State Housing Finance Commission ,
eliseo Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 1/01/51 ........ 15,070,000 10,745,647
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/49 .............................................. 2,750,000 2,096,892
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/55 .............................................. 1,800,000 1,328,755
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/46 ......................................... 2,250,000 1,742,677
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/51 ......................................... 1,700,000 1,280,701
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2019, 5%,
1/01/55 ........................................................ 9,020,000 6,399,865
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2020 A, 5%,
1/01/51 ........................................................ 6,000,000 4,343,867
52,942,248
West Virginia 0.1%
b
Monongalia County Commission Excise Tax District ,
Revenue, 144A, 2021 A, Refunding, 4.125%, 6/01/43 ....................... 2,250,000 2,003,607
Revenue, 144A, 2021 B, 4.875%, 6/01/43 ............................... 1,635,000 1,472,965
3,476,572
Wisconsin 2.6%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 4%, 12/01/40 ..................... 1,070,000 862,008
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 7,225,000 5,558,397
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/49 ............. 7,900,000 7,289,198
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/45 .......... 2,805,000 2,775,864
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/53 .......... 4,345,000 4,213,560
b
Coral Academy of Science Reno, Revenue, 144A, 2022 A, 6%, 6/01/62 ......... 1,565,000 1,516,698
b
Eno River Academy, Revenue, 144A, 2020 A, 5%, 6/15/40 ................... 815,000 777,715
b
Eno River Academy, Revenue, 144A, 2020 A, 5%, 6/15/54 ................... 1,380,000 1,223,161
b
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4%, 7/01/41 1,000,000 755,543
b
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4.25%,
7/01/51 ........................................................ 4,000,000 2,861,226
b
FAH Tree House LLC, Revenue, 144A, 2023 B, 6.625%, 2/01/46 .............. 11,095,000 10,301,369
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/39 .. 1,230,000 1,142,438
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/49 .. 7,600,000 6,670,623
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/54 .. 1,920,000 1,656,948
b
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 13,200,000 13,200,000
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/36 .... 300,000 279,836

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
126
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/51 .... $ 1,000,000 $ 853,799
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/61 .... 1,275,000 1,053,576
b
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 C, 4.6%, 12/01/37 5,460,000 4,480,357
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/37 ............................................ 625,000 568,576
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/52 ............................................ 4,100,000 3,408,154
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/45 .................................................. 1,665,000 1,476,470
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/55 .................................................. 6,810,000 5,830,954
b
Ocean Academy Charter School, Revenue, 144A, 2021, 4%, 10/15/31 .......... 185,000 164,736
b
Ocean Academy Charter School, Revenue, 144A, 2021, 5%, 10/15/41 .......... 570,000 508,911
b
Ocean Academy Charter School, Revenue, 144A, 2021, 5%, 10/15/51 .......... 1,130,000 958,621
b
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022, Zero Cpn., 12/01/45 ... 11,680,000 6,906,038
b
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/31 ................. 600,000 575,574
b
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/51 ................. 2,250,000 1,891,735
b
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/56 ................. 2,465,000 2,035,327
b
UHF RISE Student Housing LLC, Revenue, 144A, 2021 A-2, 5.35%, 7/01/40 ..... 3,000,000 2,475,058
b
UHF RISE Student Housing LLC, Revenue, 144A, 2021 B, 5.25%, 7/01/61 ....... 2,000,000 1,522,933
b
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/34 ......... 5,220,000 5,063,560
b
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/39 ......... 8,500,000 7,962,095
b
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,865,000 1,398,975
b,f
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 2,000,000 1,617,928
b,f
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put,
4%, 12/01/35 ................................................... 18,000,000 15,085,562
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc., Revenue, 2018 C, 6%, 7/01/28 ................... 175,000 149,810
Chiara Communities, Inc., Revenue, 2018 C, 6.5%, 7/01/33 .................. 300,000 239,011
Chiara Communities, Inc., Revenue, 2018 C, 7%, 7/01/43 ................... 1,000,000 716,435
Chiara Communities, Inc., Revenue, 2018 C, 7.5%, 7/01/53 .................. 6,620,000 4,830,277
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/41 ........ 850,000 656,140
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/51 ........ 1,000,000 699,255
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/56 ........ 1,000,000 672,695
134,887,146
U.S. Territories 10.0%
District of Columbia 0.8%
District of Columbia ,
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 2,900,000 2,966,622
Tobacco Settlement Financing Corp., Revenue, 2002, Zero Cpn., 6/15/46 ........ 175,000,000 39,370,205
42,336,827
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
7,960,000 7,681,655
Puerto Rico 9.1%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 7,500,000 7,500,436
Revenue, 2002, 5.625%, 5/15/43 ...................................... 2,500,000 2,525,134
Commonwealth of Puerto Rico ,
g
GO, FRN, Zero Cpn., 11/01/43 ........................................ 1 1
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... 1 1
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 1,724,925 1,781,889
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 1,696,941 1,770,586

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
127
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, (continued)
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ $ 2,166,031 $ 2,279,966
GO, 2022 A-1, 4%, 7/01/33 .......................................... 3,562,950 3,192,637
GO, 2022 A-1, 4%, 7/01/35 .......................................... 15,191,884 13,306,605
GO, 2022 A-1, 4%, 7/01/37 .......................................... 31,512,915 26,950,286
GO, 2022 A-1, 4%, 7/01/41 .......................................... 28,684,144 23,694,996
GO, 2022 A-1, 4%, 7/01/46 .......................................... 21,788,775 17,350,495
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 520,047 488,113
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 2,011,366 1,146,020
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
40,655,650 34,150,746
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
2,572,271 2,575,996
HTA TRRB Custodial Trust , Revenue , 2007 N , 5.25% , 7/01/36 ..................
700,000 706,234
b
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue, 144A, 2021 B, Refunding, 5%, 7/01/28 .......................... 17,705,000 18,102,493
Revenue, 144A, 2021 B, Refunding, 5%, 7/01/33 .......................... 4,295,000 4,306,313
Revenue, 144A, 2021 B, Refunding, 5%, 7/01/37 .......................... 35,000,000 34,400,429
Revenue, 144A, 2021 B, Refunding, 4%, 7/01/42 .......................... 2,500,000 2,145,015
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/47 ................ 15,000,000 14,487,060
d
Puerto Rico Electric Power Authority ,
Revenue, 1, 10%, 1/01/21 ........................................... 6,000,000 4,357,500
Revenue, 2013 A, 7.25%, 7/01/30 ..................................... 25,000,000 18,000,000
Revenue, 2013 A, 6.75%, 7/01/36 ..................................... 29,750,000 21,420,000
Revenue, 2013 A, 7%, 7/01/43 ........................................ 5,000,000 3,612,500
Revenue, 2016 A-4, 10%, 7/01/19 ..................................... 5,500,000 3,994,375
Revenue, 2016 B-4, 10%, 7/01/19 ..................................... 5,500,000 3,994,375
Revenue, E-2, 10%, 7/01/21 ......................................... 6,000,000 4,357,500
Revenue, E-3, 10%, 1/01/22 ......................................... 1,989,500 1,444,874
Revenue, E-4, 10%, 7/01/22 ......................................... 1,989,499 1,444,874
Revenue, XX, 5.75%, 7/01/36 ........................................ 23,620,000 16,711,150
Revenue, XX, 5.25%, 7/01/40 ........................................ 10,895,000 7,653,738
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 15,240,000 15,478,111
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 393,000 367,012
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 80,515,000 74,701,817
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 25,400,000 6,509,512
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 241,837,000 45,629,805
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 22,136,000 20,115,034
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 7,495,000 6,699,506
469,353,134
Total U.S. Territories .................................................................... 519,371,616
Total Municipal Bonds (Cost $5,242,453,252) ...................................
4,927,542,611
Total Long Term Investments (Cost $5,440,330,358) .............................
5,112,670,939
a
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Georgia 0.0%
†
h
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 2.8% , 9/01/37 ...................... 2,100,000 2,100,000

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
128
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York 0.3%
h
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 3.6% , 10/01/46 ...........
$ 3,700,000 $ 3,700,000
h
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2022 DD , Refunding , Daily VRDN and Put , 3.6% , 6/15/33 ................... 8,000,000 8,000,000
11,700,000
Total Municipal Bonds (Cost $13,800,000) ......................................
13,800,000
Total Short Term Investments (Cost $13,800,000 ) ................................
13,800,000
a
Total Investments (Cost $5,454,130,358) 99.2% ..................................
$5,126,470,939
Other Assets, less Liabilities 0.8% .............................................
44,746,032
Net Assets 100.0% ...........................................................
$5,171,216,971
See Abbreviations on page 178 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $1,577,636,346, representing 30.5% of net assets.
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 7 regarding credit risk and defaulted securities.
e
Security purchased on a when-issued basis. See Note 1(b).
f
The maturity date shown represents the mandatory put date.
g
The coupon rate shown represents the rate at period end.
h
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Annual Report
129
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.48 $11.84 $12.20 $11.47 $11.39
Income from investment operations
c
:
Net investment income
d
......................... 0.23 0.22 0.28 0.31 0.16
Net realized and unrealized gains (losses) ........... (1.07) (0.36) (0.37) 0.74 0.08
Total from investment operations .................... (0.84) (0.14) (0.09) 1.05 0.24
Less distributions from:
Net investment income .......................... (0.23) (0.22) (0.27) (0.32) (0.16)
Net asset value, end of year ....................... $10.41 $11.48 $11.84 $12.20 $11.47
Total return
e
................................... (7.32)% (1.24)% (0.71)% 9.29% 2.12%
Ratios to average net assets
f
Expenses
g
.................................... 0.89% 0.88% 0.86% 0.87% 0.86%
Net investment income ........................... 2.20% 1.83% 2.31% 2.64% 2.88%
Supplemental data
Net assets, end of year (000’s) ..................... $54,360 $64,555 $58,926 $44,347 $20,086
Portfolio turnover rate ............................ 11.16% 21.84% 18.21% 12.59% 6.58%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
130
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.47 $11.83 $12.20 $11.46 $11.47
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.24 0.30 0.33 0.35
Net realized and unrealized gains (losses) ........... (1.06) (0.36) (0.38) 0.75 (0.01)
Total from investment operations .................... (0.81) (0.12) (0.08) 1.08 0.34
Less distributions from:
Net investment income .......................... (0.25) (0.24) (0.29) (0.34) (0.35)
Net asset value, end of year ....................... $10.41 $11.47 $11.83 $12.20 $11.46
Total return
d
................................... (7.10)% (1.09)% (0.64)% 9.55% 2.98%
Ratios to average net assets
Expenses
e
.................................... 0.74% 0.73% 0.72% 0.72% 0.71%
Net investment income ........................... 2.35% 2.00% 2.48% 2.79% 3.03%
Supplemental data
Net assets, end of year (000’s) ..................... $166,958 $218,895 $245,351 $307,452 $314,235
Portfolio turnover rate ............................ 11.16% 21.84% 18.21% 12.59% 6.58%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
131
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.62 $11.98 $12.35 $11.60 $11.61
Income from investment operations
b
:
Net investment income
c
......................... 0.19 0.17 0.23 0.27 0.28
Net realized and unrealized gains (losses) ........... (1.09) (0.36) (0.38) 0.76 (0.01)
Total from investment operations .................... (0.90) (0.19) (0.15) 1.03 0.27
Less distributions from:
Net investment income .......................... (0.19) (0.17) (0.22) (0.28) (0.28)
Net asset value, end of year ....................... $10.53 $11.62 $11.98 $12.35 $11.60
Total return
d
................................... (7.78)% (1.54)% (1.26)% 8.95% 2.37%
Ratios to average net assets
Expenses
e
.................................... 1.28% 1.27% 1.26% 1.27% 1.26%
Net investment income ........................... 1.76% 1.44% 1.90% 2.24% 2.48%
Supplemental data
Net assets, end of year (000’s) ..................... $11,612 $17,988 $27,111 $31,713 $33,253
Portfolio turnover rate ............................ 11.16% 21.84% 18.21% 12.59% 6.58%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
132
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.48 $11.84 $12.20 $11.46 $11.48
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.25 0.31 0.34 0.36
Net realized and unrealized gains (losses) ........... (1.06) (0.35) (0.36) 0.76 (0.02)
Total from investment operations .................... (0.80) (0.10) (0.05) 1.10 0.34
Less distributions from:
Net investment income .......................... (0.26) (0.26) (0.31) (0.36) (0.36)
Net asset value, end of year ....................... $10.42 $11.48 $11.84 $12.20 $11.46
Total return .................................... (6.96)% (0.86)% (0.50)% 9.69% 3.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.59% 0.58% 0.60% 0.59%
Expenses net of waiver and payments by affiliates
d
...... 0.60% 0.58% 0.57% 0.58% 0.57%
Net investment income ........................... 2.49% 2.13% 2.60% 2.93% 3.17%
Supplemental data
Net assets, end of year (000’s) ..................... $23,528 $20,888 $16,909 $12,458 $1,284
Portfolio turnover rate ............................ 11.16% 21.84% 18.21% 12.59% 6.58%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
133
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.47 $11.83 $12.20 $11.46 $11.48
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.25 0.30 0.34 0.36
Net realized and unrealized gains (losses) ........... (1.06) (0.36) (0.37) 0.75 (0.02)
Total from investment operations .................... (0.80) (0.11) (0.07) 1.09 0.34
Less distributions from:
Net investment income .......................... (0.26) (0.25) (0.30) (0.35) (0.36)
Net asset value, end of year ....................... $10.41 $11.47 $11.83 $12.20 $11.46
Total return .................................... (7.01)% (0.99)% (0.54)% 9.65% 2.98%
Ratios to average net assets
Expenses
d
.................................... 0.64% 0.63% 0.61% 0.62% 0.61%
Net investment income ........................... 2.45% 2.10% 2.55% 2.89% 3.13%
Supplemental data
Net assets, end of year (000’s) ..................... $107,830 $109,947 $106,533 $60,927 $50,814
Portfolio turnover rate ............................ 11.16% 21.84% 18.21% 12.59% 6.58%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin Massachusetts Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
134
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 884,092
Total Corporate Bonds (Cost $900,000) ........................................
884,092
b
Senior Floating Rate Interests 0.3%
Equity Real Estate Investment Trusts (REITs) 0.3%
a,c
Centennial Gardens LP , Delayed Draw Term Loan , 5.579% , ( 1-month USD LIBOR +
1.55% ), 1/08/24 ................................................... 1,000,000 1,030,291
Total Senior Floating Rate Interests (Cost $1,000,000) ...........................
1,030,291
Municipal Bonds 94.0%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,200,000 999,380
Florida 0.6%
d
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 505,601
d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 2,000,000 1,625,000
2,130,601
Illinois 0.8%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
1,750,000 1,507,866
State of Illinois ,
GO, 2017 D, 5%, 11/01/27 ........................................... 140,000 146,738
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,062,660
2,717,264
Massachusetts 86.8%
Acton & Boxborough Regional School District ,
GO, 5%, 3/01/33 .................................................. 2,095,000 2,372,229
GO, 3%, 3/01/34 .................................................. 1,485,000 1,402,725
GO, 3%, 3/01/35 .................................................. 2,130,000 2,000,570
Boston Water & Sewer Commission , Revenue, Senior Lien , 2014 A , Pre-Refunded ,
4% , 11/01/28 ..................................................... 4,400,000 4,473,984
City of Lowell ,
GO, 2020, Refunding, 4%, 9/01/31 ..................................... 2,000,000 2,132,249
GO, 2020, Refunding, 4%, 9/01/33 ..................................... 2,025,000 2,133,586
City of Quincy , GO , 2014 , 4% , 6/01/32 ....................................
2,565,000 2,588,534
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................
1,685,000 1,362,289
Commonwealth of Massachusetts ,
GO, 2018 A, 5%, 1/01/47 ............................................ 5,000,000 5,253,831
GO, 2022 E, 5%, 11/01/52 ........................................... 3,000,000 3,244,843
GO, A, 5.25%, 4/01/42 .............................................. 5,000,000 5,316,410
Revenue, 2005, Refunding, AGMC, NATL Insured, 5.5%, 1/01/34 .............. 11,900,000 14,188,216
Transportation Fund, Revenue, 2016 B, 4%, 6/01/45 ....................... 7,175,000 6,970,739
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 5,000,000 5,221,546
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 5,000,000 5,263,948
Transportation Fund, Revenue, 2019 A, 5%, 6/01/49 ....................... 1,925,000 2,042,207
Massachusetts Bay Transportation Authority ,
Sales Tax, Revenue, A, 5%, 7/01/40 .................................... 5,000,000 5,157,686
Sales Tax, Revenue, A-1, Refunding, 5.25%, 7/01/30 ....................... 4,000,000 4,694,002
Sales Tax, Revenue, Senior Lien, B, Refunding, 5%, 7/01/33 ................. 2,500,000 2,618,957
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 250,000 250,603
Revenue, 2000-6, 5.5%, 8/01/30 ...................................... 65,000 65,145
Massachusetts Development Finance Agency ,
Babson College, Revenue, 2022, Refunding, 4%, 10/01/44 ................... 700,000 641,806

Franklin Tax-Free Trust
Schedule of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
135
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Bentley University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................ $ 1,000,000 $ 975,435
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/32 2,975,000 3,107,221
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/34 5,000,000 5,201,422
Beth Israel Lahey Health Obligated Group, Revenue, 2016 I, Refunding, 5%, 7/01/34 1,500,000 1,575,758
Boston Medical Center Corp. Obligated Group, Revenue, 2023, Refunding, 5.25%,
7/01/52 ........................................................ 2,500,000 2,606,348
Brandeis University, Revenue, 2019 S-1, Refunding, 5%, 10/01/38 ............. 2,410,000 2,585,832
Broad Institute, Inc. (The), Revenue, 2017, Refunding, 4%, 4/01/41 ............ 5,000,000 4,932,945
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/46 .. 6,890,000 7,030,014
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 C, 4%,
11/01/46 ....................................................... 1,250,000 1,115,299
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/41 ...................... 435,000 372,965
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/51 ...................... 300,000 238,038
d
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/26 ........ 940,000 926,611
d
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/31 ........ 870,000 825,513
d
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/41 ........ 485,000 415,835
d
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/51 ........ 520,000 412,599
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/34 ......... 5,000,000 5,242,877
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 5%, 7/01/33 ....... 1,880,000 2,012,631
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 7,500,000 7,228,068
Mass General Brigham, Inc., Revenue, 2020 A-2, Refunding, 4%, 7/01/41 ....... 1,000,000 962,512
Merrimack College, Revenue, 2021 B, 4%, 7/01/42 ........................ 475,000 414,463
Merrimack College, Revenue, 2021 B, 4%, 7/01/50 ........................ 3,650,000 2,997,742
Merrimack College, Revenue, 2022, 5%, 7/01/52 .......................... 1,000,000 990,206
d
National Senior Communities, Inc. Obligated Group, Revenue, 144A, 2018, 5%,
11/15/38 ....................................................... 3,000,000 3,054,783
d
National Senior Communities, Inc. Obligated Group, Revenue, 144A, 2018, 5.125%,
11/15/46 ....................................................... 5,000,000 5,066,479
Northeastern University, Revenue, 2014 A, 5%, 3/01/44 ..................... 5,000,000 5,047,349
Northeastern University, Revenue, 2022, Refunding, 5%, 10/01/44 ............. 2,375,000 2,623,965
President & Trustees of Williams College, Revenue, 2017 S, 4%, 7/01/46 ........ 9,550,000 9,261,983
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/33 5,000,000 5,336,072
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/34 . 735,000 699,119
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/39 . 750,000 671,088
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/41 . 500,000 436,273
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/48 . 1,750,000 1,440,221
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 4%,
7/01/46 ........................................................ 5,795,000 5,056,959
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/50 ........................................................ 6,590,000 6,667,218
Springfield College, Revenue, 2021 B, Refunding, 4%, 6/01/50 ................ 2,695,000 2,187,218
Suffolk University, Revenue, 2021, 4%, 7/01/46 ........................... 4,150,000 3,647,673
Suffolk University, Revenue, 2021, 4%, 7/01/51 ........................... 5,000,000 4,272,937
Trustees of Boston College, Revenue, 2017 T, Refunding, 5%, 7/01/42 .......... 3,750,000 3,951,075
Trustees of Boston University, Revenue, BB-1, 4%, 10/01/46 ................. 5,000,000 4,708,768
Wellesley College, Revenue, 2018 L, Refunding, 4%, 7/01/44 ................. 6,160,000 6,012,150
Wheaton College, Revenue, 2021 I, 5%, 1/01/53 .......................... 3,000,000 2,896,655
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/35 .. 1,200,000 1,309,763
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/36 .. 1,000,000 1,084,560
Worcester Polytechnic Institute, Revenue, 2017, Refunding, 5%, 9/01/42 ........ 1,090,000 1,123,194
Worcester Polytechnic Institute, Revenue, 2019, 4%, 9/01/44 ................. 1,350,000 1,249,171
Massachusetts Educational Financing Authority ,
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,500,000 2,310,048
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,000,000 1,988,827

Franklin Tax-Free Trust
Schedule of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
136
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M2 , 5.5% , 6/01/35 ......................................... $ 8,600,000 $ 10,377,134
Massachusetts Housing Finance Agency ,
Revenue, 2009 C, 5.125%, 12/01/39 ................................... 1,045,000 1,045,762
Revenue, 2009 C, 5.35%, 12/01/49 .................................... 2,770,000 2,772,227
Revenue, 2012 F, 3.15%, 12/01/32 ..................................... 105,000 99,907
Revenue, 2012 F, 3.45%, 12/01/37 ..................................... 45,000 40,965
Revenue, 214, GNMA Insured, 2.55%, 12/01/34 ........................... 1,000,000 865,076
Revenue, 214, GNMA Insured, 2.8%, 12/01/39 ............................ 2,860,000 2,299,908
Revenue, A, 3.25%, 12/01/27 ......................................... 4,000,000 3,942,680
Revenue, A, 3.5%, 12/01/31 .......................................... 5,805,000 5,739,408
Massachusetts Port Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 5,000,000 5,345,949
Revenue, 2021 B, Refunding, 5%, 7/01/39 ............................... 1,175,000 1,248,608
Massachusetts School Building Authority ,
Revenue, 2018 B, 5.25%, 2/15/48 ..................................... 2,315,000 2,452,638
Revenue, 2019 A, 5%, 2/15/44 ........................................ 1,000,000 1,065,532
Revenue, Senior Lien, 2016 C, Refunding, 5%, 11/15/34 .................... 5,000,000 5,350,380
Massachusetts State College Building Authority , Revenue , 2017 D , Refunding , 4% ,
5/01/38 ......................................................... 4,350,000 4,363,857
Massachusetts Transportation Trust Fund ,
Metropolitan Highway System, Revenue, 2019 B-1, Refunding, 5%, 1/01/37 ...... 1,015,000 1,105,077
Metropolitan Highway System, Revenue, Senior Lien, 2019 A, Refunding, 5%,
1/01/37 ........................................................ 2,750,000 2,975,859
Massachusetts Water Resources Authority ,
Revenue, 2016 C, Pre-Refunded, 5%, 8/01/40 ............................ 5,000,000 5,346,094
Revenue, 2018 B, 5%, 8/01/43 ........................................ 4,000,000 4,248,103
Revenue, B, Refunding, AGMC Insured, 5.25%, 8/01/28 ..................... 5,490,000 6,196,841
Revenue, B, 5%, 8/01/40 ............................................ 1,140,000 1,205,739
Revenue, B, 5%, 8/01/42 ............................................ 3,145,000 3,310,135
Springfield Water & Sewer Commission , Revenue , 2017 C , 5% , 4/15/37 ..........
1,260,000 1,339,978
Town of Belmont , GO , 2019 , 4% , 3/15/45 .................................
3,020,000 2,951,637
Town of Braintree ,
GO, Refunding, 5%, 5/15/27 ......................................... 2,000,000 2,172,399
GO, 2019, 3%, 6/01/35 ............................................. 1,765,000 1,616,300
Town of Natick , GO , 2018 , 4% , 7/15/35 ...................................
4,970,000 5,092,940
Town of Plymouth , GO , 2017 , 4% , 5/01/47 .................................
5,000,000 4,792,110
University of Massachusetts Building Authority ,
Revenue, 2022-1, 4%, 11/01/46 ....................................... 4,000,000 3,839,232
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 4,000,000 4,126,438
Revenue, Senior Lien, 2017-1, 5.25%, 11/01/42 ........................... 5,000,000 5,364,613
316,363,513
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 1,000,000 1,083,415
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 250,000 252,438
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 354,992
1,690,845
New York 0.6%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/40 ..................................... 750,000 683,037
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 1,900,000 1,581,342
2,264,379

Franklin Tax-Free Trust
Schedule of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
137
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
d
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. $ 800,000 $ 640,488
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 800,000 638,524
d
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 763,899
2,042,911
Tennessee 0.1%
e
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 500,000 523,811
Texas 0.6%
d
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,100,000 815,913
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/37 ................................. 300,000 240,250
d
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,024,235
2,080,398
Washington 0.2%
d
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 800,000 640,515
Wisconsin 1.0%
d
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 633,883
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 2,100,000 2,100,000
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 1,000,000 989,483
3,723,366
U.S. Territories 1.9%
Puerto Rico 1.9%
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 250,000 252,746
Revenue, 2007 N, 5.25%, 7/01/34 ..................................... 5,000,000 5,039,803
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 253,926 235,516
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 165,017 103,136
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 282,277 156,712
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/31 .. 440,000 485,181
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/39 .. 200,000 176,279
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
660,000 612,348
7,061,721
Total U.S. Territories .................................................................... 7,061,721
Total Municipal Bonds (Cost $364,801,391) .....................................
342,238,704
Total Long Term Investments (Cost $366,701,391) ...............................
344,153,087
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
138
See Abbreviations on page 178 .
Short Term Investments 4.6%
a a
Principal
Amount
a
Value
Municipal Bonds 4.6%
Massachusetts 4.6%
f
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 1.6% , 11/01/49 ............ $ 16,700,000 $ 16,700,000
Total Municipal Bonds (Cost $16,700,000) ......................................
16,700,000
Total Short Term Investments (Cost $16,700,000 ) ................................
16,700,000
a
Total Investments (Cost $383,401,391) 99.1% ...................................
$360,853,087
Other Assets, less Liabilities 0.9% .............................................
3,434,809
Net Assets 100.0% ...........................................................
$364,287,896
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
See Note 1(c) regarding senior floating rate interests.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $20,440,837, representing 5.6% of net assets.
e
The maturity date shown represents the mandatory put date.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
139
0
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.18 $11.46 $11.77 $11.14 $11.10
Income from investment operations
c
:
Net investment income
d
......................... 0.28 0.27 0.29 0.30 0.17
Net realized and unrealized gains (losses) ........... (1.08) (0.28) (0.32) 0.65 0.04
Total from investment operations .................... (0.80) (0.01) (0.03) 0.95 0.21
Less distributions from:
Net investment income .......................... (0.27) (0.27) (0.28) (0.32) (0.17)
Net asset value, end of year ....................... $10.11 $11.18 $11.46 $11.77 $11.14
Total return
e
................................... (7.13)% (0.18)% (0.18)% 8.61% 1.97%
Ratios to average net assets
Expenses
f
..................................... 0.83% 0.82% 0.82% 0.82% 0.83%
Net investment income ........................... 2.68% 2.30% 2.50% 2.67% 3.28%
Supplemental data
Net assets, end of year (000’s) ..................... $120,101 $141,419 $118,815 $109,130 $55,866
Portfolio turnover rate ............................ 12.46% 7.69% 15.41% 17.99% 13.26%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
140
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.16 $11.45 $11.76 $11.13 $11.11
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.28 0.30 0.32 0.38
Net realized and unrealized gains (losses) ........... (1.06) (0.29) (0.31) 0.64 0.03
Total from investment operations .................... (0.77) (0.01) (0.01) 0.96 0.41
Less distributions from:
Net investment income .......................... (0.29) (0.28) (0.30) (0.33) (0.39)
Net asset value, end of year ....................... $10.10 $11.16 $11.45 $11.76 $11.13
Total return
d
................................... (6.91)% (0.11)% (0.03)% 8.78% 3.78%
Ratios to average net assets
Expenses
e
.................................... 0.68% 0.67% 0.67% 0.67% 0.68%
Net investment income ........................... 2.83% 2.45% 2.67% 2.82% 3.43%
Supplemental data
Net assets, end of year (000’s) ..................... $372,268 $464,256 $516,756 $584,519 $596,817
Portfolio turnover rate ............................ 12.46% 7.69% 15.41% 17.99% 13.26%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
141
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.31 $11.60 $11.92 $11.28 $11.26
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.22 0.24 0.26 0.32
Net realized and unrealized gains (losses) ........... (1.08) (0.29) (0.32) 0.65 0.03
Total from investment operations .................... (0.85) (0.07) (0.08) 0.91 0.35
Less distributions from:
Net investment income .......................... (0.23) (0.22) (0.24) (0.27) (0.33)
Net asset value, end of year ....................... $10.23 $11.31 $11.60 $11.92 $11.28
Total return
d
................................... (7.51)% (0.66)% (0.66)% 8.19% 3.15%
Ratios to average net assets
Expenses
e
.................................... 1.23% 1.22% 1.22% 1.22% 1.23%
Net investment income ........................... 2.23% 1.87% 2.10% 2.27% 2.88%
Supplemental data
Net assets, end of year (000’s) ..................... $40,433 $58,632 $87,934 $117,600 $125,982
Portfolio turnover rate ............................ 12.46% 7.69% 15.41% 17.99% 13.26%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
142
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.17 $11.46 $11.77 $11.14 $11.12
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.30 0.32 0.34 0.40
Net realized and unrealized gains (losses) ........... (1.07) (0.29) (0.31) 0.64 0.03
Total from investment operations .................... (0.76) 0.01 0.01 0.98 0.43
Less distributions from:
Net investment income .......................... (0.30) (0.30) (0.32) (0.35) (0.41)
Net asset value, end of year ....................... $10.11 $11.17 $11.46 $11.77 $11.14
Total return .................................... (6.77)% 0.03% 0.11% 8.92% 3.91%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.53% 0.53% 0.53% 0.54%
Expenses net of waiver and payments by affiliates
d
...... 0.54% 0.53% 0.53% 0.53%
e
0.54%
e
Net investment income ........................... 2.98% 2.59% 2.80% 2.96% 3.57%
Supplemental data
Net assets, end of year (000’s) ..................... $37,543 $35,920 $32,012 $33,376 $20,459
Portfolio turnover rate ............................ 12.46% 7.69% 15.41% 17.99% 13.26%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Be nefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
143
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.17 $11.46 $11.77 $11.14 $11.12
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.30 0.31 0.33 0.39
Net realized and unrealized gains (losses) ........... (1.06) (0.29) (0.31) 0.64 0.03
Total from investment operations .................... (0.76) 0.01 — 0.97 0.42
Less distributions from:
Net investment income .......................... (0.30) (0.30) (0.31) (0.34) (0.40)
Net asset value, end of year ....................... $10.11 $11.17 $11.46 $11.77 $11.14
Total return .................................... (6.81)% (0.01)% 0.07% 8.88% 3.87%
Ratios to average net assets
Expenses
d
.................................... 0.59% 0.57% 0.57% 0.57% 0.58%
Net investment income ........................... 2.97% 2.55% 2.76% 2.92% 3.53%
Supplemental data
Net assets, end of year (000’s) ..................... $191,534 $103,449 $94,236 $81,747 $75,607
Portfolio turnover rate ............................ 12.46% 7.69% 15.41% 17.99% 13.26%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
144
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,571,719
Total Corporate Bonds (Cost $1,600,000) .......................................
1,571,719
Municipal Bonds 96.3%
California 0.1%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,300,000 1,082,662
Delaware 1.7%
Delaware River & Bay Authority , Revenue , 2019 , Refunding , 4% , 1/01/44 .........
13,500,000 12,935,639
Florida 1.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 4,536,000 3,777,002
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 850,000 573,014
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 3,650,000 2,965,625
7,315,641
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,650,000 2,125,572
New Jersey 77.4%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AGMC Insured , 4% , 7/01/47 .......................................... 1,000,000 915,428
Bergen County Improvement Authority (The) ,
Borough of Ridgefield, Revenue, 2020, 4%, 10/15/42 ....................... 5,205,000 5,228,977
County of Bergen, Revenue, 2019, 4%, 10/15/37 .......................... 3,600,000 3,667,473
County of Bergen, Revenue, 2019, 4%, 10/15/38 .......................... 3,745,000 3,803,572
County of Bergen, Revenue, 2019, 4%, 10/15/39 .......................... 3,000,000 3,039,331
Camden County Improvement Authority (The) ,
b
Camden Prep, Inc., Revenue, 144A, 2022, 5%, 7/15/52 ..................... 3,000,000 2,921,430
KIPP Cooper Norcross Obligated Group, Revenue, 2022, 6%, 6/15/47 .......... 1,450,000 1,531,207
KIPP Cooper Norcross Obligated Group, Revenue, 2022, 6%, 6/15/52 .......... 2,100,000 2,207,072
City of Newark ,
Mass Transit Access Tax, Revenue, 2022, AGMC Insured, 5%, 11/15/42 ......... 1,000,000 1,084,822
Mass Transit Access Tax, Revenue, 2022, AGMC Insured, 5.375%, 11/15/52 ..... 1,500,000 1,637,422
Mass Transit Access Tax, Revenue, 2022, AGMC Insured, 6%, 11/15/62 ......... 1,000,000 1,123,598
County of Middlesex , COP , 1998 , NATL Insured , Zero Cpn ., 6/15/24 .............
1,000,000 956,569
Cumberland County Improvement Authority (The) ,
Revenue, 2014, Pre-Refunded, AGMC Insured, 5%, 9/01/39 ................. 2,000,000 2,056,608
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/36 ............ 955,000 1,029,665
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/37 ............ 1,000,000 1,069,963
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/38 ............ 1,020,000 1,088,356
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/39 ............ 1,070,000 1,138,101
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/44 ............ 5,725,000 6,014,370
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/38 ........................................................ 1,645,000 1,501,746
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/51 ........................................................ 2,700,000 2,264,414
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/56 ........................................................ 4,925,000 4,014,741
Gloucester County Improvement Authority (The) ,
Rowan University, Revenue, 2015 C, AGMC Insured, 4%, 7/01/42 ............. 2,500,000 2,438,309
Rowan University, Revenue, 2015 C, 5%, 7/01/44 ......................... 3,500,000 3,635,401
Rowan University, Revenue, 2019, 4%, 7/01/37 ........................... 750,000 758,343

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
145
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Gloucester County Improvement Authority (The), (continued)
Rowan University, Revenue, 2019, 4%, 7/01/38 ........................... $ 700,000 $ 705,013
Rowan University, Revenue, 2019, 4%, 7/01/39 ........................... 600,000 601,849
Rowan University, Revenue, 2019, 5%, 7/01/44 ........................... 4,925,000 5,277,224
Rowan University, Revenue, 2019, 4%, 7/01/48 ........................... 5,250,000 5,073,321
Hudson County Improvement Authority ,
Revenue, 2019, Refunding, 4%, 1/01/40 ................................. 1,000,000 972,143
County of Hudson, Revenue, 2016, 5.25%, 5/01/51 ........................ 6,000,000 6,240,241
Mercer County Improvement Authority (The) ,
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/31 ................... 1,545,000 1,658,778
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/33 ................... 1,500,000 1,603,646
Monmouth County Improvement Authority (The) ,
Revenue, 2019 A, 4%, 8/01/32 ........................................ 300,000 321,126
Revenue, 2019 A, 4%, 8/01/33 ........................................ 350,000 371,791
Revenue, 2019 A, 4%, 8/01/34 ........................................ 525,000 551,909
Revenue, 2019 A, 4%, 8/01/35 ........................................ 525,000 545,403
Revenue, 2019 A, 4%, 8/01/36 ........................................ 500,000 513,929
Revenue, 2019 A, 4%, 8/01/37 ........................................ 275,000 280,531
Revenue, 2019 A, 4%, 8/01/38 ........................................ 225,000 228,424
Revenue, 2019 A, 4%, 8/01/39 ........................................ 400,000 405,103
Revenue, 2019 B, 4%, 12/01/34 ....................................... 750,000 788,431
Revenue, 2019 B, 4%, 12/01/36 ....................................... 750,000 770,315
Revenue, 2019 B, 4%, 12/01/37 ....................................... 500,000 509,890
Revenue, 2019 B, 4%, 12/01/38 ....................................... 750,000 761,920
Revenue, 2019 B, 4%, 12/01/39 ....................................... 600,000 607,993
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,220,783
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/39 ..................................... 2,500,000 2,417,313
Revenue, 2021 QQQ, 4%, 6/15/46 ..................................... 1,250,000 1,139,268
Revenue, 2021 QQQ, 4%, 6/15/50 ..................................... 1,250,000 1,132,847
Middlesex Water Co., Revenue, 2019, 4%, 8/01/59 ........................ 6,200,000 4,966,550
Middlesex Water Co., Revenue, 2019, 5%, 8/01/59 ........................ 7,245,000 7,308,431
New Jersey Transit Corp., Revenue, 2022 A, 5%, 11/01/52 ................... 5,000,000 5,172,465
Port Newark Container Terminal LLC, Revenue, 2017, Refunding, 5%, 10/01/47 ... 13,625,000 13,397,243
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 640,000 640,618
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 600,000 589,126
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 1,500,000 1,375,508
Provident Group-Montclair Properties LLC, Revenue, 2017, Refunding, AGMC
Insured, 5%, 6/01/42 .............................................. 6,000,000 6,119,297
Provident Group-Rowan Properties LLC, Revenue, A, 5%, 1/01/48 ............. 7,000,000 6,326,951
Rutgers State University of New Jersey (The), Revenue, 2013, Pre-Refunded, 5%,
6/15/38 ........................................................ 5,000,000 5,026,590
State of New Jersey Department of the Treasury, Revenue, 2005 N-1, Refunding,
NATL Insured, 5.5%, 9/01/27 ........................................ 8,660,000 9,494,556
State of New Jersey Department of the Treasury, Revenue, 2015 WW, Pre-Refunded,
5%, 6/15/37 .................................................... 4,760,000 4,951,186
New Jersey Educational Facilities Authority ,
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/34 ...... 2,205,000 2,311,472
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/35 ...... 5,000,000 5,225,643
Kean University, Revenue, 2017 D, Refunding, BAM Insured, 4%, 9/01/38 ....... 1,150,000 1,144,661
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/39 ................ 5,000,000 5,071,432
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/44 ................ 16,380,000 16,557,354
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/35 ....... 2,245,000 2,312,046
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/36 ....... 1,210,000 1,242,240
Montclair State University, Inc., Revenue, 2016 B, Refunding, 5%, 7/01/34 ....... 1,325,000 1,384,689

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
146
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Ramapo College of New Jersey, Revenue, 2017 A, Refunding, AGMC Insured, 5%,
7/01/35 ........................................................ $ 3,955,000 $ 4,206,106
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/34 .............. 400,000 411,829
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/37 .............. 1,300,000 1,327,715
Seton Hall University, Revenue, 2017 D, Refunding, 5%, 7/01/42 .............. 3,945,000 4,052,997
Seton Hall University, Revenue, 2020 C, AGMC Insured, 3.25%, 7/01/49 ........ 1,150,000 873,978
Seton Hall University, Revenue, 2020 C, AGMC Insured, 4%, 7/01/50 ........... 1,850,000 1,692,149
Stevens Institute of Technology International, Inc., Revenue, 1998-1, ETM, 5%,
7/01/28 ........................................................ 475,000 499,792
Stevens Institute of Technology International, Inc., Revenue, 2017 A, Refunding, 5%,
7/01/36 ........................................................ 1,600,000 1,654,446
Stevens Institute of Technology International, Inc., Revenue, 2017 A, Refunding, 5%,
7/01/42 ........................................................ 9,310,000 9,465,496
Stevens Institute of Technology International, Inc., Revenue, 2017 A, Refunding, 5%,
7/01/47 ........................................................ 4,085,000 4,129,475
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 5%, 7/01/45 . 4,000,000 4,081,445
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 4%, 7/01/50 . 11,640,000 10,123,699
Trustees of Princeton University (The), Revenue, 2014 A, 5%, 7/01/44 .......... 15,000,000 15,270,055
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp., Revenue, 2008 A, 5%, 7/01/27 ........................ 220,000 220,152
AHS Hospital Corp., Revenue, 2016, Refunding, 4%, 7/01/41 ................. 10,000,000 9,600,567
AtlantiCare Health System Obligated Group, Revenue, 2021, 4%, 7/01/37 ....... 750,000 753,142
AtlantiCare Health System Obligated Group, Revenue, 2021, 3%, 7/01/46 ....... 1,000,000 760,448
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/37 ........................................................ 3,000,000 3,164,429
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/38 ........................................................ 3,000,000 3,156,968
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/39 ........................................................ 5,000,000 5,240,559
Hunterdon Medical Center Obligated Group, Revenue, 2014 A, Pre-Refunded, 5%,
7/01/45 ........................................................ 2,650,000 2,710,900
Inspira Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 ...... 18,500,000 18,705,696
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/42 ............... 7,000,000 7,122,417
Inspira Health Obligated Group, Revenue, 2017 A, 4%, 7/01/47 ............... 8,700,000 7,977,763
RWJ Barnabas Health Obligated Group, Revenue, 2013 A, 5.5%, 7/01/43 ....... 4,000,000 4,016,021
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, 5%, 7/01/43 ......... 3,650,000 3,690,322
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, Refunding, 5%, 7/01/44 15,530,000 15,698,151
RWJ Barnabas Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/43 10,000,000 10,260,150
St. Joseph's Healthcare System Obligated Group, Revenue, 2016, Refunding, 5%,
7/01/41 ........................................................ 5,850,000 5,653,871
St. Luke's Hospital Obligated Group, Revenue, 2013, Pre-Refunded, 5%, 8/15/31 .. 2,935,000 2,958,569
St. Luke's Hospital Obligated Group, Revenue, 2013, Pre-Refunded, 5%, 8/15/34 .. 1,500,000 1,512,045
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/35 ........... 1,000,000 987,551
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/37 ........... 3,950,000 3,869,612
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/39 ........... 2,200,000 2,132,140
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/44 ........... 12,000,000 11,142,047
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2019 B, Refunding, 3.25%, 12/01/39 ............................ 7,945,000 7,481,051
Revenue, 2020 C, Refunding, 4.25%, 12/01/50 ........................... 1,750,000 1,564,552
Revenue, 2021 B, Refunding, 5%, 12/01/29 .............................. 2,830,000 3,060,469
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 5,600,000 5,350,104
New Jersey Housing & Mortgage Finance Agency ,
Revenue, 2018 A, Refunding, 3.95%, 11/01/43 ............................ 1,100,000 1,021,389
Revenue, 2019 A, Refunding, 3%, 11/01/44 .............................. 510,000 392,901
Revenue, 2019 C, Refunding, 3.95%, 10/01/44 ........................... 3,955,000 3,676,855
Revenue, 2020 E, Refunding, 2.05%, 10/01/35 ............................ 4,100,000 3,309,658

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
147
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, (continued)
Revenue, 2020 E, Refunding, 2.25%, 10/01/40 ............................ $ 8,210,000 $ 6,068,516
Revenue, 2020 E, Refunding, 2.4%, 10/01/45 ............................. 3,285,000 2,397,432
Revenue, 2020 E, Refunding, 2.45%, 10/01/50 ............................ 2,460,000 1,774,716
New Jersey Institute of Technology , Revenue , 2015 A , 5% , 7/01/45 ..............
6,000,000 6,121,210
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AGMC Insured, Zero Cpn ., 12/15/33 ..................... 10,000,000 6,543,739
Revenue, 2009 A, Zero Cpn ., 12/15/32 .................................. 10,000,000 6,697,222
Revenue, 2009 A, Zero Cpn ., 12/15/36 .................................. 500,000 267,879
Revenue, 2010 A, Zero Cpn ., 12/15/29 .................................. 5,000,000 3,850,501
Revenue, 2010 A, Zero Cpn ., 12/15/40 .................................. 4,750,000 1,992,237
Revenue, 2013 AA, 5.25%, 6/15/31 .................................... 10,000,000 10,051,828
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 6,000,000 5,589,389
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 9,700,000 8,894,353
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 3,670,000 3,326,039
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 2,000,000 2,000,171
Revenue, 2022 CC, 5.5%, 6/15/50 ..................................... 1,250,000 1,343,210
New Jersey Turnpike Authority ,
Revenue, 2017 A, 5%, 1/01/34 ........................................ 6,505,000 6,959,266
Revenue, 2017 A, 5%, 1/01/35 ........................................ 3,495,000 3,718,653
Revenue, 2017 B, Refunding, 5%, 1/01/40 ............................... 15,245,000 16,040,954
Revenue, 2017 G, Refunding, 4%, 1/01/43 ............................... 5,000,000 4,842,838
Revenue, 2019 A, 5%, 1/01/48 ........................................ 15,500,000 16,284,018
Revenue, 2021 A, 4%, 1/01/51 ........................................ 3,000,000 2,810,295
Revenue, 2022 B, 4.5%, 1/01/48 ...................................... 5,000,000 5,052,386
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 3%, 7/15/39 .......................... 700,000 567,659
GO, 2021, Refunding, BAM Insured, 3%, 7/15/40 .......................... 750,000 592,697
GO, 2021, Refunding, BAM Insured, 3%, 7/15/41 .......................... 750,000 583,254
GO, 2021, Refunding, BAM Insured, 3%, 7/15/42 .......................... 700,000 532,933
Newark Housing Authority , Port Authority of New York & New Jersey , Revenue , 2017 ,
Refunding , 4% , 1/01/37 ............................................. 20,745,000 20,832,177
c
Passaic County Improvement Authority (The) ,
Paterson Arts & Science Charter School, Revenue, 2023, 5.25%, 7/01/43 ........ 670,000 677,866
Paterson Arts & Science Charter School, Revenue, 2023, 5.375%, 7/01/53 ....... 1,000,000 1,006,311
Paterson Arts & Science Charter School, Revenue, 2023, 5.5%, 7/01/58 ......... 1,000,000 1,007,938
South Jersey Transportation Authority ,
Revenue, 2020 A, 5%, 11/01/45 ....................................... 5,750,000 5,878,974
Revenue, 2022 A, 4.625%, 11/01/47 .................................... 5,000,000 4,826,730
Revenue, 2022 A, 5.25%, 11/01/52 ..................................... 5,540,000 5,694,336
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ 4,500,000 4,861,047
GO, 2020 A, 3%, 6/01/32 ............................................ 3,400,000 3,191,552
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5.25% , 6/01/46 ..
17,000,000 17,572,745
589,876,919
New York 3.6%
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 15,000,000 15,145,261
Revenue, First Series, 171st, 5%, 7/15/30 ............................... 12,200,000 12,218,172
27,363,433
Oregon 0.3%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,000,000 1,995,478

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
148
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania 7.4%
Delaware River Joint Toll Bridge Commission ,
Revenue, 2017, 5%, 7/01/42 ......................................... $ 19,500,000 $ 20,268,127
Revenue, 2019 A, 5%, 7/01/33 ........................................ 100,000 111,738
Revenue, 2019 A, 5%, 7/01/34 ........................................ 150,000 167,337
Revenue, 2019 A, 5%, 7/01/35 ........................................ 150,000 165,995
Revenue, 2019 A, 5%, 7/01/36 ........................................ 150,000 164,793
Revenue, 2019 A, 5%, 7/01/37 ........................................ 150,000 163,739
Revenue, 2019 A, 5%, 7/01/38 ........................................ 150,000 162,931
Revenue, 2019 A, 5%, 7/01/39 ........................................ 150,000 161,226
Revenue, 2019 A, 5%, 7/01/44 ........................................ 760,000 798,160
Revenue, 2019 B, Refunding, 5%, 7/01/31 ............................... 850,000 950,762
Revenue, 2019 B, Refunding, 5%, 7/01/32 ............................... 1,000,000 1,119,298
Delaware River Port Authority ,
Revenue, 2013, 5%, 1/01/37 ......................................... 10,000,000 10,135,823
Revenue, 2018 A, 5%, 1/01/37 ........................................ 3,285,000 3,560,217
Revenue, 2018 A, 5%, 1/01/38 ........................................ 5,050,000 5,448,752
Revenue, 2018 A, 5%, 1/01/39 ........................................ 2,300,000 2,471,168
Revenue, 2018 A, 5%, 1/01/40 ........................................ 9,565,000 10,224,053
56,074,119
South Carolina 0.4%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,500,000 1,200,914
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,500,000 1,197,233
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 763,899
3,162,046
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 2,055,878
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,100,000 1,557,652
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,700,000 1,975,310
5,588,840
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,500,000 1,200,966
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,500,000 1,188,531
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 4,100,000 4,100,000
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 2,000,000 1,978,965
7,267,496
U.S. Territories 2.3%
Puerto Rico 2.3%
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 2,700,000 2,729,666
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 300,000 302,672
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,203,113
d
Revenue, WW, 5.5%, 7/01/38 ......................................... 3,950,000 2,794,625
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 94,046 87,228
Revenue, 2022 B, Zero Cpn ., 7/01/32 ................................... 61,117 38,198

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
149
L
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, 2022 C, Zero Cpn ., 7/01/53 .................................. $ 104,547 $ 58,041
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
10,850,000 10,066,630
17,280,173
Total U.S. Territories .................................................................... 17,280,173
Total Municipal Bonds (Cost $770,244,369) .....................................
733,268,984
Total Long Term Investments (Cost $771,844,369) ...............................
734,840,703
a
a a a a
Short Term Investments 3.2%
Municipal Bonds 3.2%
New Jersey 3.2%
e
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group, Revenue, 2009 B, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 1.6%, 7/01/43 .................................. 9,600,000 9,600,000
Virtua Health Obligated Group, Revenue, 2009 C, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 1.6%, 7/01/43 .................................. 15,000,000 15,000,000
24,600,000
Total Municipal Bonds (Cost $24,600,000) ......................................
24,600,000
Total Short Term Investments (Cost $24,600,000 ) ................................
24,600,000
a
Total Investments (Cost $796,444,369) 99.7% ...................................
$759,440,703
Other Assets, less Liabilities 0.3% .............................................
2,438,562
Net Assets 100.0% ...........................................................
$761,879,265
See Abbreviations on page 178 .
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $24,547,356, representing 3.2% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
See Note 7 regarding defaulted securities.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
February 28, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
150
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,424,735,594 $962,698,439 $5,408,772,621
Cost - Controlled affiliates (Note 3 f ) .......................... 57,603,313 39,888,825 45,357,737
Value - Unaffiliated issuers ................................ $2,315,040,192 $931,904,720 $5,085,131,914
Value - Controlled affiliates (Note 3 f ) ......................... 49,469,850 36,254,500 41,339,025
Cash .................................................. 7,764,223 6,998,722 4,384,672
Receivables:
Investment securities sold ................................. 7,457,072 — 7,735,875
Capital shares sold ...................................... 1,495,591 1,223,047 2,365,898
Interest ............................................... 24,432,094 8,235,781 60,410,959
Affiliates .............................................. — 88,638 —
Total assets ........................................ 2,405,659,022 984,705,408 5,201,368,343
Liabilities:
Payables:
Investment securities purchased ............................ 14,735,859 3,052,670 14,338,956
Capital shares redeemed ................................. 4,333,324 2,083,806 9,844,242
Management fees ....................................... 68,034 — 1,998,856
Distribution fees ........................................ 227,721 111,270 563,368
Transfer agent fees ...................................... 504,279 139,250 1,001,300
Trustees' fees and expenses ............................... 4,173 3,318 6,352
Distributions to shareholders ............................... 548,625 290,604 1,629,422
Accrued expenses and other liabilities ......................... 424,116 108,048 768,876
Total liabilities ....................................... 20,846,131 5,788,966 30,151,372
Net assets, at value ............................... $2,384,812,891 $978,916,442 $5,171,216,971
Net assets consist of:
Paid-in capital ........................................... $2,622,858,055 $1,028,861,390 $6,380,050,262
Total distributable earnings (losses) ........................... (238,045,164) (49,944,948) (1,208,833,291)
Net assets, at value ............................... $2,384,812,891 $978,916,442 $5,171,216,971

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
151
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Class A:
Net assets, at value ..................................... $707,815,502 $385,371,936 $1,390,633,174
Shares outstanding ...................................... 64,204,073 38,428,986 160,301,291
Net asset value per share
a
................................ $11.02 $10.03 $8.68
Maximum offering price per share (net asset value per share ÷ 97.75%,
97.75% and 96.25%, respectively) .......................... $11.27 $10.26 $9.02
Class A1:
Net assets, at value ..................................... $864,507,926 $305,208,396 $2,577,669,936
Shares outstanding ...................................... 78,520,288 30,406,503 297,376,410
Net asset value per share
a
................................ $11.01 $10.04 $8.67
Maximum offering price per share (net asset value per share ÷ 97.75%,
97.75% and 96.25%, respectively) .......................... $11.26 $10.27 $9.01
Class C:
Net assets, at value ..................................... $42,983,378 $— $175,131,498
Shares outstanding ...................................... 3,891,531 — 19,800,127
Net asset value and maximum offering price per share
a
........... $11.05 $— $8.84
Class R6:
Net assets, at value ..................................... $135,523,682 $68,248,048 $181,286,317
Shares outstanding ...................................... 12,277,056 6,804,896 20,812,085
Net asset value and maximum offering price per share ........... $11.04 $10.03 $8.71
Advisor Class:
Net assets, at value ..................................... $633,982,403 $220,088,062 $846,496,046
Shares outstanding ...................................... 57,437,022 21,935,897 97,211,087
Net asset value and maximum offering price per share ........... $11.04 $10.03 $8.71
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
152
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $383,401,391 $796,444,369
Value - Unaffiliated issuers ................................................. $360,853,087 $759,440,703
Cash ................................................................... 12,786 77,668
Receivables:
Capital shares sold ....................................................... 662,418 320,992
Interest ................................................................ 3,558,207 6,860,665
Total assets ......................................................... 365,086,498 766,700,028
Liabilities:
Payables:
Investment securities purchased ............................................. — 2,631,965
Capital shares redeemed .................................................. 351,287 1,419,418
Management fees ........................................................ 159,823 310,456
Distribution fees ......................................................... 29,763 72,913
Transfer agent fees ....................................................... 61,392 107,664
Trustees' fees and expenses ................................................ 2,457 2,154
Distributions to shareholders ................................................ 133,234 199,330
Accrued expenses and other liabilities .......................................... 60,646 76,863
Total liabilities ........................................................ 798,602 4,820,763
Net assets, at value ................................................ $364,287,896 $761,879,265
Net assets consist of:
Paid-in capital ............................................................ $408,696,372 $899,465,097
Total distributable earnings (losses) ............................................ (44,408,476) (137,585,832)
Net assets, at value ................................................ $364,287,896 $761,879,265

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
153
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Class A:
Net assets, at value ...................................................... $54,359,637 $120,100,827
Shares outstanding ....................................................... 5,219,636 11,879,154
Net asset value per share
a
................................................. $10.41 $10.11
Maximum offering price per share (net asset value per share ÷ 96.25% and 96.25%, respectively) ............................................................ $10.82 $10.50
Class A1:
Net assets, at value ...................................................... $166,958,373 $372,268,072
Shares outstanding ....................................................... 16,042,024 36,870,571
Net asset value per share
a
................................................. $10.41 $10.10
Maximum offering price per share (net asset value per share ÷ 96.25% and 96.25%, respectively) ............................................................ $10.82 $10.49
Class C:
Net assets, at value ...................................................... $11,611,913 $40,432,850
Shares outstanding ....................................................... 1,102,231 3,950,770
Net asset value and maximum offering price per share
a
............................ $10.53 $10.23
Class R6:
Net assets, at value ...................................................... $23,528,267 $37,543,436
Shares outstanding ....................................................... 2,259,023 3,714,374
Net asset value and maximum offering price per share ............................ $10.42 $10.11
Advisor Class:
Net assets, at value ...................................................... $107,829,706 $191,534,080
Shares outstanding ....................................................... 10,360,048 18,951,981
Net asset value and maximum offering price per share ............................ $10.41 $10.11
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the year ended February 28, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
154
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $214,516 $122,528 $412,458
Controlled affiliates (Note 3 f ) ............................... 1,137,686 822,810 965,971
Interest:
Unaffiliated issuers ...................................... 82,000,603 24,111,496 288,435,943
Total investment income ................................. 83,352,805 25,056,834 289,814,372
Expenses:
Management fees (Note 3 a ) ................................. 12,522,654 5,638,833 25,513,077
Distribution fees: (Note 3c )
    Class A .............................................. 1,766,280 948,950 3,461,856
    Class A1 ............................................. 1,027,592 534,780 2,922,950
    Class C .............................................. 340,757 — 1,338,282
Transfer agent fees: (Note 3e )
    Class A .............................................. 533,326 222,351 1,005,397
    Class A1 ............................................. 778,425 208,828 2,126,784
    Class C .............................................. 39,705 — 149,742
    Class R6 ............................................. 48,782 25,442 55,600
    Advisor Class .......................................... 632,361 225,571 718,215
Custodian fees (Note 4 ) .................................... 14,679 6,808 31,459
Registration and filing fees .................................. 157,253 110,497 349,677
Professional fees ......................................... 62,373 57,766 233,925
Trustees' fees and expenses ................................ 36,494 16,474 71,756
Federal and state income taxes .............................. 1,217,673 510,350 6,147,323
Other .................................................. 2,001 134,676 700,202
Total expenses ....................................... 19,180,355 8,641,326 44,826,245
Expense reductions (Note 4 ) ............................. (22,876) (3,035) (28,478)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (3,442,217) (2,403,353) (140,453)
Net expenses ....................................... 15,715,262 6,234,938 44,657,314
Net investment income .............................. 67,637,543 18,821,896 245,157,058
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (60,502,421) (9,673,204) (81,256,022)
Controlled affiliates (Note 3 f ) ............................. (636,053) — (580,060)
Net realized gain (loss) ................................ (61,138,474) (9,673,204) (81,836,082)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (165,291,375) (31,549,153) (839,417,543)
Controlled affiliates (Note 3 f ) ............................. (4,945,451) (3,559,375) (3,380,374)
Net change in unrealized appreciation (depreciation) .......... (170,236,826) (35,108,528) (842,797,917)
Net realized and unrealized gain (loss) .......................... (231,375,300) (44,781,732) (924,633,999)
Net increase (decrease) in net assets resulting from operations ........ $(163,737,757) $(25,959,836) $(679,476,941)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
155
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ....................................................... $11,671,444 $25,966,368
Expenses:
Management fees (Note 3 a ) .................................................. 1,940,585 3,562,502
Distribution fees: (Note 3c )
    Class A ............................................................... 140,596 313,761
    Class A1 .............................................................. 187,510 403,906
    Class C ............................................................... 90,891 303,625
Transfer agent fees: (Note 3e )
    Class A ............................................................... 41,873 86,219
    Class A1 .............................................................. 140,082 277,497
    Class C ............................................................... 10,466 32,097
    Class R6 .............................................................. 6,403 9,019
    Advisor Class ........................................................... 78,401 87,142
Custodian fees (Note 4 ) ..................................................... 1,680 3,408
Registration and filing fees ................................................... 44,928 33,997
Professional fees .......................................................... 61,212 69,490
Trustees' fees and expenses ................................................. 6,377 9,368
Federal and state income taxes ............................................... 34,774 67,535
Other ................................................................... 36,779 65,570
Total expenses ........................................................ 2,822,557 5,325,136
Expense reductions (Note 4 ) .............................................. (1,434) (2,114)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (1,584) —
Net expenses ........................................................ 2,819,539 5,323,022
Net investment income ............................................... 8,851,905 20,643,346
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (5,446,681) (6,611,717)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (34,362,758) (66,000,785)
Net realized and unrealized gain (loss) ........................................... (39,809,439) (72,612,502)
Net increase (decrease) in net assets resulting from operations ......................... $(30,957,534) $(51,969,156)

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
156
Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free
Income Fund
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $67,637,543 $78,089,200 $18,821,896 $11,959,880
Net realized gain (loss) ............ (61,138,474) 19,638,184 (9,673,204) (34,365)
Net change in unrealized appreciation
(depreciation) ................. (170,236,826) (143,433,808) (35,108,528) (29,686,299)
Net increase (decrease) in net
assets resulting from op erations . (163,737,757) (45,706,424) (25,959,836) (17,760,784)
Distributions to shareholders:
Class A ........................ (15,455,518) (13,727,492) (4,898,693) (2,317,138)
Class A1 ....................... (23,870,190) (27,971,260) (4,774,927) (3,584,062)
Class C ........................ (924,352) (1,405,068) — —
Class R6 ....................... (3,978,869) (9,704,030) (1,167,694) (784,984)
Advisor Class ................... (20,019,329) (25,287,616) (5,472,208) (5,193,340)
Total distributions to shareholders ..... (64,248,258) (78,095,466) (16,313,522) (11,879,524)
Capital share transactions: (Note 2 )
Class A ........................ 3,804,671 151,933,617 49,912,022 58,474,407
Class A1 ....................... (316,478,194) (95,815,361) (96,232,518) (45,440,406)
Class C ........................ (19,714,123) (52,479,554) — —
Class R6 ....................... (108,182,716) (143,397,907) (15,539,410) 18,054,059
Advisor Class ................... (416,947,060) 11,781,859 (305,462,793) 36,938,149
Total capital share transactions ....... (857,517,422) (127,977,346) (367,322,699) 68,026,209
Net increase (decrease) in net
assets ..................... (1,085,503,437) (251,779,236) (409,596,057) 38,385,901
Net assets:
Beginning of year .................. 3,470,316,328 3,722,095,564 1,388,512,499 1,350,126,598
End of year ...................... $2,384,812,891 $3,470,316,328 $978,916,442 $1,388,512,499

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
157
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income
Fund
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $245,157,058 $252,494,675 $8,851,905 $8,845,296
Net realized gain (loss) ............ (81,836,082) 85,762,107 (5,446,681) 2,483,489
Net change in unrealized appreciation
(depreciation) ................. (842,797,917) (264,860,199) (34,362,758) (15,471,274)
Net increase (decrease) in net
assets resulting from operations . (679,476,941) 73,396,583 (30,957,534) (4,142,489)
Distributions to shareholders:
Class A ........................ (54,433,321) (48,912,923) (1,218,887) (1,166,474)
Class A1 ....................... (119,261,988) (133,724,379) (4,338,400) (4,729,342)
Class C ........................ (7,084,517) (9,352,139) (241,213) (324,348)
Class R6 ....................... (7,914,901) (7,469,662) (378,978) (416,178)
Advisor Class ................... (41,048,288) (48,104,855) (2,555,075) (2,204,859)
Total distributions to shareholders ..... (229,743,015) (247,563,958) (8,732,553) (8,841,201)
Capital share transactions: (Note 2 )
Class A ........................ 44,680,026 427,759,208 (4,220,447) 7,788,717
Class A1 ....................... (475,194,951) (155,591,551) (31,869,155) (19,817,443)
Class C ........................ (53,414,204) (92,656,240) (4,759,711) (8,668,013)
Class R6 ....................... (16,693,898) 78,465,868 4,317,688 4,663,994
Advisor Class ................... (271,497,829) 89,039,042 8,235,684 6,460,125
Total capital share transactions ....... (772,120,856) 347,016,327 (28,295,941) (9,572,620)
Net increase (decrease) in net
assets ..................... (1,681,340,812) 172,848,952 (67,986,028) (22,556,310)
Net assets:
Beginning of year .................. 6,852,557,783 6,679,708,831 432,273,924 454,830,234
End of year ...................... $5,171,216,971 $6,852,557,783 $364,287,896 $432,273,924

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
158
Franklin New Jersey Tax-Free Income Fund
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $20,643,346 $20,125,163
Net realized gain (loss) ................................................. (6,611,717) 1,843,006
Net change in unrealized appreciation (depreciation) ........................... (66,000,785) (22,042,965)
Net increase (decrease) in net assets resulting from operations ................ (51,969,156) (74,796)
Distributions to shareholders:
Class A ............................................................. (3,327,157) (3,093,286)
Class A1 ............................................................ (11,321,141) (12,245,222)
Class C ............................................................. (1,030,778) (1,386,422)
Class R6 ............................................................ (1,004,144) (912,192)
Advisor Class ........................................................ (3,767,360) (2,459,350)
Total distributions to shareholders .......................................... (20,450,580) (20,096,472)
Capital share transactions: (Note 2 )
Class A ............................................................. (7,864,736) 26,696,327
Class A1 ............................................................ (48,501,670) (41,070,926)
Class C ............................................................. (12,869,263) (28,211,554)
Class R6 ............................................................ 5,036,814 4,915,215
Advisor Class ........................................................ 94,822,376 11,764,193
Total capital share transactions ............................................ 30,623,521 (25,906,745)
Net increase (decrease) in net assets ................................... (41,796,215) (46,078,013)
Net assets:
Beginning of year ....................................................... 803,675,480 849,753,493
End of year ........................................................... $761,879,265 $803,675,480

Franklin Tax-Free Trust
159
franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of twenty
separate funds, five of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class A1, Class R6 & Advisor Class
Franklin Federal Limited-Term Tax-Free Income Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Board has designated
the Funds’ investment manager as the valuation designee
and has responsibility for oversight of valuation. The
investment manager is assisted by the Funds' administrator
in performing this responsibility, including leading the
crossfunctional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

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b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
Certain or all Funds purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled
for a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
c. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London InterBank Offered
Rate (LIBOR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
d. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The federal and state income taxes on the Statements of
Operations represents taxes on taxable income earned by
the Funds not distributed to shareholders, and therefore are paid on their behalf by the Funds.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
1. Organization and Significant Accounting Policies
(continued)

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Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust’s maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2023
Shares sold
a
................................... 36,594,592 $404,630,584 35,080,891 $352,301,305
Shares issued in reinvestment of distributions .......... 1,321,861 14,627,575 473,154 4,753,306
Shares redeemed ............................... (37,514,828) (415,453,488) (30,543,271) (307,142,589)
Net increase (decrease) .......................... 401,625 $3,804,671 5,010,774 $49,912,022
Year ended February 28, 2022
Shares sold
a
................................... 25,841,098 $317,408,964 16,426,608 $173,382,859
Shares issued in reinvestment of distributions .......... 1,057,938 12,928,871 214,528 2,261,184
Shares redeemed ............................... (14,606,065) (178,404,218) (11,120,853) (117,169,636)
Net increase (decrease) .......................... 12,292,971 $151,933,617 5,520,283 $58,474,407
Class A1
1. Organization and Significant Accounting Policies
(continued)
f. Insurance
(continued)

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Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended February 28, 2023
Shares sold ................................... 4,609,682 $50,963,548 3,274,121 $32,922,625
Shares issued in reinvestment of distributions .......... 2,029,331 22,448,351 442,971 4,456,171
Shares redeemed ............................... (35,241,087) (389,890,093) (13,285,535) (133,611,314)
Net increase (decrease) .......................... (28,602,074) $(316,478,194) (9,568,443) $(96,232,518)
Year ended February 28, 2022
Shares sold ................................... 4,208,850 $51,602,378 1,746,744 $18,469,815
Shares issued in reinvestment of distributions .......... 2,163,843 26,436,064 316,274 3,338,404
Shares redeemed ............................... (14,226,743) (173,853,803) (6,367,502) (67,248,625)
Net increase (decrease) .......................... (7,854,050) $(95,815,361) (4,304,484) $(45,440,406)
Class C
Class C Shares:
Six Months ended February 28, 2023
Shares sold ................................... 959,653 $10,580,587 — $—
Shares issued in reinvestment of distributions .......... 79,051 877,216 — —
Shares redeemed
a
.............................. (2,803,170) (31,171,926) — —
Net increase (decrease) .......................... (1,764,466) $(19,714,123) — $—
Six Months ended February 28, 2022
Shares sold ................................... 626,925 $7,710,743 — $—
Shares issued in reinvestment of distributions .......... 110,924 1,361,732 — —
Shares redeemed
a
.............................. (4,989,977) (61,552,029) — —
Net increase (decrease) .......................... (4,252,128) $(52,479,554) — $—
Class R6
Class R6 Shares:
Year ended February 28, 2023
Shares sold ................................... 7,152,223 $80,142,295 3,545,271 $35,719,966
Shares issued in reinvestment of distributions .......... 304,818 3,382,550 107,940 1,084,763
Shares redeemed ............................... (16,940,725) (191,707,561) (5,202,128) (52,344,139)
Net increase (decrease) .......................... (9,483,684) $(108,182,716) (1,548,917) $(15,539,410)
Year ended February 28, 2022
Shares sold ................................... 8,809,084 $108,244,712 3,602,621 $38,015,451
Shares issued in reinvestment of distributions .......... 723,368 8,867,097 62,827 662,210
Shares redeemed ............................... (21,659,393) (260,509,716) (1,960,881) (20,623,602)
Net increase (decrease) .......................... (12,126,941) $(143,397,907) 1,704,567 $18,054,059
Advisor Class
2. Shares of Beneficial Interest
(continued)

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Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended February 28, 2023
Shares sold ................................... 29,337,773 $325,456,153 11,756,901 $118,330,489
Shares issued in reinvestment of distributions .......... 1,242,438 13,779,291 168,527 1,694,730
Shares redeemed ............................... (68,263,812) (756,182,504) (42,420,533) (425,488,012)
Net increase (decrease) .......................... (37,683,601) $(416,947,060) (30,495,105) $(305,462,793)
Year ended February 28, 2022
Shares sold ................................... 18,330,343 $225,128,159 16,704,115 $176,529,349
Shares issued in reinvestment of distributions .......... 1,338,444 16,388,663 121,062 1,276,835
Shares redeemed ............................... (18,775,139) (229,734,963) (13,347,948) (140,868,035)
Net increase (decrease) .......................... 893,648 $11,781,859 3,477,229 $36,938,149
Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2023
Shares sold
a
................................... 60,885,592 $545,770,238 1,202,292 $12,678,132
Shares issued in reinvestment of distributions .......... 5,647,444 50,430,337 104,046 1,093,804
Shares redeemed ............................... (61,453,190) (551,520,549) (1,709,342) (17,992,383)
Net increase (decrease) .......................... 5,079,846 $44,680,026 (403,004) $(4,220,447)
Year ended February 28, 2022
Shares sold
a
................................... 59,380,113 $621,923,792 1,553,128 $18,547,969
Shares issued in reinvestment of distributions .......... 4,303,734 44,836,646 90,022 1,069,868
Shares redeemed ............................... (22,936,685) (239,001,230) (999,149) (11,829,120)
Net increase (decrease) .......................... 40,747,162 $427,759,208 644,001 $7,788,717
Class A1
Class A1 Shares:
Year ended February 28, 2023
Shares sold ................................... 13,891,717 $124,305,855 348,578 $3,693,825
Shares issued in reinvestment of distributions .......... 11,969,115 106,937,542 325,729 3,423,385
Shares redeemed ............................... (78,989,140) (706,438,348) (3,710,752) (38,986,365)
Net increase (decrease) .......................... (53,128,308) $(475,194,951) (3,036,445) $(31,869,155)
Year ended February 28, 2022
Shares sold ................................... 12,784,820 $133,384,749 330,690 $3,945,247
Shares issued in reinvestment of distributions .......... 11,587,830 120,715,223 323,227 3,841,179
Shares redeemed ............................... (39,286,242) (409,691,523) (2,319,425) (27,603,869)
Net increase (decrease) .......................... (14,913,592) $(155,591,551) (1,665,508) $(19,817,443)
Class C
2. Shares of Beneficial Interest
(continued)

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Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Year ended February 28, 2023
Shares sold ................................... 2,804,819 $25,641,040 60,259 $641,293
Shares issued in reinvestment of distributions .......... 738,226 6,735,684 20,195 214,938
Shares redeemed
a
.............................. (9,353,689) (85,790,928) (526,639) (5,615,942)
Net increase (decrease) .......................... (5,810,644) $(53,414,204) (446,185) $(4,759,711)
Year ended February 28, 2022
Shares sold ................................... 4,362,534 $46,559,564 148,941 $1,800,015
Shares issued in reinvestment of distributions .......... 842,540 8,963,518 23,905 287,934
Shares redeemed
a
.............................. (13,823,864) (148,179,322) (888,399) (10,755,962)
Net increase (decrease) .......................... (8,618,790) $(92,656,240) (715,553) $(8,668,013)
Class R6
Class R6 Shares:
Year ended February 28, 2023
Shares sold ................................... 14,300,916 $129,119,267 1,931,172 $20,294,929
Shares issued in reinvestment of distributions .......... 711,718 6,392,027 8,217 86,442
Shares redeemed ............................... (16,876,267) (152,205,192) (1,499,677) (16,063,683)
Net increase (decrease) .......................... (1,863,633) $(16,693,898) 439,712 $4,317,688
Year ended February 28, 2022
Shares sold ................................... 10,243,739 $107,614,646 637,435 $7,585,567
Shares issued in reinvestment of distributions .......... 610,399 6,385,602 8,626 102,534
Shares redeemed ............................... (3,407,100) (35,534,380) (255,454) (3,024,107)
Net increase (decrease) .......................... 7,447,038 $78,465,868 390,607 $4,663,994
Advisor Class
Advisor Class Shares:
Year ended February 28, 2023
Shares sold ................................... 66,171,700 $595,000,714 19,406,147 $203,904,283
Shares issued in reinvestment of distributions .......... 3,842,508 34,486,468 236,826 2,486,691
Shares redeemed ............................... (100,166,341) (900,985,011) (18,865,131) (198,155,290)
Net increase (decrease) .......................... (30,152,133) $(271,497,829) 777,842 $8,235,684
Year ended February 28, 2022
Shares sold ................................... 32,905,773 $345,760,107 3,118,505 $36,528,748
Shares issued in reinvestment of distributions .......... 3,714,863 38,870,647 178,849 2,125,046
Shares redeemed ............................... (28,269,380) (295,591,712) (2,721,743) (32,193,669)
Net increase (decrease) .......................... 8,351,256 $89,039,042 575,611 $6,460,125
2. Shares of Beneficial Interest
(continued)

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Franklin New Jersey Tax-Free
Income Fund
Shares Amount
Class A
Class A Shares:
Year ended February 28, 2023
Shares sold
a
................................... 2,414,680 $24,903,884
Shares issued in reinvestment of distributions .......... 290,072 2,967,899
Shares redeemed ............................... (3,478,816) (35,736,519)
Net increase (decrease) .......................... (774,064) $(7,864,736)
Year ended February 28, 2022
Shares sold
a
................................... 4,002,318 $46,526,741
Shares issued in reinvestment of distributions .......... 238,426 2,752,388
Shares redeemed ............................... (1,954,472) (22,582,802)
Net increase (decrease) .......................... 2,286,272 $26,696,327
Class A1
Class A1 Shares:
Year ended February 28, 2023
Shares sold ................................... 439,595 $4,536,775
Shares issued in reinvestment of distributions .......... 918,290 9,388,034
Shares redeemed ............................... (6,079,503) (62,426,479)
Net increase (decrease) .......................... (4,721,618) $(48,501,670)
Year ended February 28, 2022
Shares sold ................................... 951,502 $10,985,445
Shares issued in reinvestment of distributions .......... 880,407 10,157,101
Shares redeemed ............................... (5,386,715) (62,213,472)
Net increase (decrease) .......................... (3,554,806) $(41,070,926)
Class C
Class C Shares:
Year ended February 28, 2023
Shares sold ................................... 231,359 $2,415,473
Shares issued in reinvestment of distributions .......... 90,021 933,273
Shares redeemed
a
.............................. (1,552,847) (16,218,009)
Net increase (decrease) .......................... (1,231,467) $(12,869,263)
Year ended February 28, 2022
Shares sold ................................... 337,987 $3,968,819
Shares issued in reinvestment of distributions .......... 109,144 1,277,734
Shares redeemed
a
.............................. (2,843,562) (33,458,107)
Net increase (decrease) .......................... (2,396,431) $(28,211,554)
Class R6
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin New Jersey Tax-Free
Income Fund
Shares Amount
Class R6 Shares:
Year ended February 28, 2023
Shares sold ................................... 1,628,682 $16,616,260
Shares issued in reinvestment of distributions .......... 95,969 981,338
Shares redeemed ............................... (1,224,938) (12,560,784)
Net increase (decrease) .......................... 499,713 $5,036,814
Year ended February 28, 2022
Shares sold ................................... 761,868 $8,831,528
Shares issued in reinvestment of distributions .......... 76,152 878,973
Shares redeemed ............................... (417,166) (4,795,286)
Net increase (decrease) .......................... 420,854 $4,915,215
Advisor Class
Advisor Class Shares:
Year ended February 28, 2023
Shares sold ................................... 22,292,441 $223,919,373
Shares issued in reinvestment of distributions .......... 349,614 3,563,666
Shares redeemed ............................... (12,949,337) (132,660,663)
Net increase (decrease) .......................... 9,692,718 $94,822,376
Year ended February 28, 2022
Shares sold ................................... 2,647,057 $30,359,439
Shares issued in reinvestment of distributions .......... 197,826 2,283,765
Shares redeemed ............................... (1,811,088) (20,879,011)
Net increase (decrease) .......................... 1,033,795 $11,764,193
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements
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a. Management Fees
The Funds, except Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds and Franklin Federal Limited-Term Tax-
Free Income Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the fund as follows:
For the year ended February 28, 2023, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.451% 0.471% 0.450%
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.512% 0.483%
3. Transactions with Affiliates
(continued)

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The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.15% 0.10% 0.10%
Compensation Plans:
Class C ............................... 0.65% —% 0.65% 0.65%
Franklin New
Jersey Tax-Free
Income Fund
Reimbursement Plans:
Class A ............................... 0.25%
Class A1 .............................. 0.10%
Compensation Plans:
Class C ............................... 0.65%
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $15,459 $7,507 $50,715 $2,208
CDSC retained ........................... $140,884 $69,682 $389,689 $6,263
Franklin New
Jersey Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $4,798
CDSC retained ........................... $16,442
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
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e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended February 28, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended February 28, 2023, investments in affiliated management investment companies were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Transfer agent fees ........................ $692,968 $294,925 $1,543,303 $114,858
Franklin New
Jersey Tax-Free
Income Fund
Transfer agent fees ........................ $229,409
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $ 65,440,300 $ — $ (10,388,946) $ (636,053) $ (4,945,451) $ 49,469,850 2,115,000 $ 1,137,686
Total Affiliated Securities ... $65,440,300 $— $(10,388,946) $(636,053) $(4,945,451) $49,469,850 $1,137,686
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Intermediate-Term Tax-Free Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class A1, Class C and Advisor Class
of the Fund do not exceed 0.46%, and for Class R6 does not exceed 0.40%, based on the average net assets of each class until June 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Limited-Term Tax-Free Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.40%, based on the average net assets of each class until June 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-
Free Income Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.65%, based on the average net assets of each class until June 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
For Franklin Federal Intermediate-Term Tax-Free Income Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until June 30, 2023. For Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $ 33,826,000 $ 5,987,875 $ — $ — $ (3,559,375) $ 36,254,500 1,550,000 $ 822,810
Total Affiliated Securities ... $33,826,000 $5,987,875 $— $— $(3,559,375) $36,254,500 $822,810
Franklin High Yield Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $ 46,532,900 $ 3,579,000 $ (4,812,441) $ (580,060) $ (3,380,374) $ 41,339,025 1,755,000 $ 965,971
Total Affiliated Securities ... $46,532,900 $3,579,000 $(4,812,441) $(580,060) $(3,380,374) $41,339,025 $965,971
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
171
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Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund, Investor Services has
contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2023.
h. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the year ended February 28, 2023, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended February 28, 2023, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2023, the capital loss carryforwards were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Purchases .............................. $225,434,711 $199,216,275 $374,639,901 $17,196,775
Sales .................................. $244,742,428 $300,345,000 $442,550,436 $11,026,311
Net Realized Gains (Losses) ................. $(5,993,785) — $(20,138,901) $(836,136)
Franklin New
Jersey Tax-Free
Income Fund
Purchases .............................. $15,004,423
Sales .................................. $3,200,000
Net Realized Gains (Losses) ................. —
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 78,379,424 $ 6,292,471 $ 234,084,908 $ 13,158,899
Long term ............................. 42,437,973 10,627,473 665,244,110 8,715,982
Total capital loss carryforwards ............ $120,817,397 $16,919,944 $899,329,018 $21,874,881
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
172
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The tax character of distributions paid during the years ended February 28, 2023 and 2022, were as follows:
Franklin New
Jersey Tax-Free
Income Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 16,209,334
Long term ............................. 84,916,731
Total capital loss carryforwards ............ $101,126,065
Franklin Federal Intermediate-Term
Tax-Free Income Fund
Franklin Federal Limited-Term Tax-
Free Income Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $416,727 $— $165,946 $—
Tax exempt income ...................... 63,831,531 78,095,466 16,147,576 11,879,524
$64,248,258 $78,095,466 $16,313,522 $11,879,524
Franklin High Yield Tax-Free Income
Fund
Franklin Massachusetts Tax-Free
Income Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $1,315,278 $— $39,460 $—
Tax exempt income ...................... 228,427,737 247,563,958 8,693,093 8,841,201
$229,743,015 $247,563,958 $8,732,553 $8,841,201
Franklin New Jersey Tax-Free
Income Fund
2023 2022
Distributions paid from:
Ordinary income ........................ $58,325 $—
Tax exempt income ...................... 20,392,255 20,096,472
$20,450,580 $20,096,472
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
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At February 28, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2023, were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $2,482,398,247 $1,002,249,343 $5,463,837,390 $383,393,895
Unrealized appreciation ..................... $10,245,342 $2,742,734 $225,716,905 $2,063,313
Unrealized depreciation ..................... (128,133,546) (36,832,857) (563,083,356) (24,604,122)
Net unrealized appreciation (depreciation) ....... $(117,888,204) $(34,090,123) $(337,366,451) $(22,540,809)
Distributable earnings:
Undistributed tax exempt income .............. $1,470,286 $1,483,995 $31,112,520 $148,164
Total distributable earnings .................. $1,470,286 $1,483,995 $31,112,520 $148,164
Franklin New
Jersey Tax-Free
Income Fund
a a
Cost of investments ....................... $796,711,330
Unrealized appreciation ..................... $5,920,204
Unrealized depreciation ..................... (43,190,831)
Net unrealized appreciation (depreciation) ....... $(37,270,627)
Distributable earnings:
Undistributed tax exempt income .............. $1,025,040
Total distributable earnings .................. $1,025,040
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Purchases .............................. $684,201,916 $325,347,848 $1,300,935,500 $39,702,362
Sales .................................. $1,502,554,583 $477,025,918 $2,162,991,427 $53,248,976
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
174
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7. Credit Risk and Defaulted Securities
At February 28, 2023, Franklin High Yield Tax-Free Fund had 54.9% of its portfolio invested in high yield securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible.
At February 28, 2023, the aggregate value of these securities for Franklin High Yield Tax-Free Income Fund and Franklin
New Jersey Tax-Free Income Fund was $112,945,697 and $2,794,625, representing 2.2% and 0.4%, respectively, of each
Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of
Investments.
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin New
Jersey Tax-Free
Income Fund
Purchases .............................. $115,558,688
Sales .................................. $88,703,294
6. Investment Transactions
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
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11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended February 28, 2023, the
Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2023, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 49,469,850 $ — $ — $ 49,469,850
Municipal Bonds ......................... — 2,287,055,192 — 2,287,055,192
Short Term Investments ................... — 27,985,000 — 27,985,000
Total Investments in Securities ........... $49,469,850 $2,315,040,192 $— $2,364,510,042
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 36,254,500 — — 36,254,500
Senior Floating Rate Interests ............... — 25,774,551 15,315,752 41,090,303
Municipal Bonds ......................... — 878,179,417 — 878,179,417
Short Term Investments ................... — 12,635,000 — 12,635,000
Total Investments in Securities ........... $36,254,500 $916,588,968 $15,315,752 $968,159,220
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 62,429,025 — — 62,429,025
Corporate Bonds :
United States .......................... — 118,364,303 4,335,000 122,699,303

Franklin Tax-Free Trust
Notes to Financial Statements
176
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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At February 28, 2023, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Municipal Bonds ......................... $ — $ 4,927,542,611 $ — $ 4,927,542,611
Short Term Investments ................... — 13,800,000 — 13,800,000
Total Investments in Securities ........... $62,429,025 $5,059,706,914 $4,335,000 $5,126,470,939
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 884,092 884,092
Senior Floating Rate Interests ............... — — 1,030,291 1,030,291
Municipal Bonds ......................... — 342,238,704 — 342,238,704
Short Term Investments ................... — 16,700,000 — 16,700,000
Total Investments in Securities ........... $— $358,938,704 $1,914,383 $360,853,087
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,571,719 1,571,719
Municipal Bonds ......................... — 733,268,984 — 733,268,984
Short Term Investments ................... — 24,600,000 — 24,600,000
Total Investments in Securities ........... $— $757,868,984 $1,571,719 $759,440,703
Balance at
Beginning of
Year Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Senior Floating
Rate Interests :
United States . $ 5,377,471 $ 9,489,455 $ — $ — $ — $ — $ — $ 448,826 $ 15,315,752 $ 448,826
Total Investments in
Securities ....... $5,377,471 $9,489,455 $— $— $— $— $— $448,826 $15,315,752 $448,826
a
Purchases include all purchases of securities and securities received in corporate actions.
12. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
177
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Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of February 28, 2023, are as follows:
13. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Federal Limited-Term Tax-Free
Income Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests:
Equity Real Estate Investment
Trusts
.....................
$11,231,563 Discounted cash flow Yield 5.5% Decrease
All Other Investments
..........
 4,084,189
b
Total
.......................
$15,315,752
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
12. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
178
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Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SIFMA
Securities Industry and Financial Markets
Association
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
14. Subsequent Events
(continued)

Franklin Tax-Free Trust
Report of Independent Registered Public Accounting Firm
179
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To the Board of Trustees of Franklin Tax-Free Trust and Shareholders of Franklin Federal Intermediate-Term Tax-Free
Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin
Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield
Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund (five of the funds constituting Franklin Tax-Free Trust, hereafter collectively referred to as the "Funds") as of February 28, 2023 the related statements of operations for the year ended February 28, 2023 the statements of changes in net assets for each of the two years in the period ended February 28, 2023 including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2023 the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
February 28, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
April 18, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Tax-Free Trust
Tax Information (unaudited)
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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2023:
Pursuant to:
Franklin Federal
Intermediate-Term
Tax-Free Income
Fund
Franklin Federal
Limited-Term Tax-
Free Income Fund
Franklin High Yield
Tax-Free Income
Fund
Exempt-Interest Divid ends Distributed §852(b)(5)(A) $63,831,531 $16,147,576 $228,427,737
Pursuant to:
Franklin
Massachusetts
Tax-Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $8,693,093 $20,392,255

Franklin Tax-Free Trust
Board Members and Officers
181
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1984 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign
Policy Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since
2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Tax-Free Trust
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of
the Board and
Trustee
Chairman of the Board
since January 2023 and
Trustee since 2007
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice Chairman, Investment
Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 2013 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle
(1958)
Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc.; and officer of certain funds in the Franklin Templeton/Legg
Mason fund complex.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice
President and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Tax-Free Trust
185
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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice
President and
Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Tax-Free Trust
Shareholder Information
186
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Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF1 A 04/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Tax-Free
Trust
February 28, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Alabama Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended February 28, 2023, the U.S.
economy showed mixed results as it continued to recover
from the COVID-19 pandemic amid declining unemployment,
rising wages and higher personal consumption. Although
U.S. gross domestic product contracted in 2022’s first
and second quarters given declines in inventory and
business investment, it grew in the remainder of the year
as the trade deficit narrowed and consumer spending
continued to expand. Inflation rose through June 2022,
largely due to pandemic-related supply-chain issues and
higher energy prices exacerbated by Russia’s invasion of
Ukraine. However, inflation eased later in the period due to intervention by the U.S. Federal Reserve (Fed) and falling
commodity prices.
To combat high inflation, the Fed ended monthly asset
purchases in March 2022 and raised the federal funds rate
at every meeting during the 12-month reporting period,
increasing it by a total of 4.50% (from a range of 0.00%–
0.25% to 4.50%–4.75% by period-end). The Fed also
stated its intention to continue reducing its U.S. Treasury, government agency debt and agency mortgage-backed
securities holdings, and it anticipated ongoing federal funds rate increases would be appropriate to return inflation to its
2% goal.
During the 12-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a -5.10%
total return, influenced by fixed income market volatility
and tighter monetary policy, resulting in net outflows from
municipals, though demand has been strong so far in 2023.
1
Despite mixed signs from the U.S. economy, municipal
bond fundamentals remained strong due to prudent fiscal
management and many issuers reporting budget surpluses
for 2022 in addition to federal government transfers.
Franklin Tax-Free Trust’s annual report includes more detail about municipal bond market conditions and a discussion
from the portfolio managers. In addition, on our website,
franklintempleton.com , you can find updated commentary
by our municipal bond team. Municipal bonds provide
tax-free income and diversification from equities. Despite
periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding tax-free income component. As you know,
all securities markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals for up-to-date advice on their holdings. In
a constantly changing market environment, we remain
committed to our disciplined strategy as we manage the
Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Gregory E. Johnson
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of February
28, 2023, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report

Contents
Annual Report
Municipal Bond Market Overview 3
Investment Strategy and Manager’s Discussion 4
Franklin Alabama Tax-Free Income Fund 5
Franklin Georgia Tax-Free Income Fund 11
Franklin Louisiana Tax-Free Income Fund 17
Franklin Maryland Tax-Free Income Fund 23
Franklin Missouri Tax-Free Income Fund 29
Franklin North Carolina Tax-Free Income Fund 35
Franklin Virginia Tax-Free Income Fund 41
Financial Highlights and Schedules of Investments 47
Financial Statements 117
Notes to Financial Statements 130
Report of Independent Registered Public Accounting
Firm 149
Tax Information 150
Board Members and Officers 151
Shareholder Information 156
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Municipal Bond Market Overview
During the 12 months ending February 28, 2023, the U.S.
Federal Reserve (Fed) continued to battle surging inflation, which started to come down from its peak of 9.1% year-
over-year in June 2022. After hiking the federal funds rate
by 75 basis points (bps) at each of its meetings from May
through November 2022, the Fed decreased the size of its
increases to 50 bps in December and 25 bps in February
2023. Despite investor optimism late in 2022 that peak
hawkishness had been reached, a surprisingly resilient labor market in early 2023 dampened confidence that inflation
would quickly return to the Fed’s 2% target.
The municipal bond (muni) market witnessed a very
challenging year in 2022 as the Fed’s monetary policy
tightening put downward pressure on this long-duration
sector. High levels of volatility resulted in significant outflows from muni retail vehicles until the end of 2022. The first two months of 2023 saw a reversal of this trend, with strong
investor demand meeting reduced supply and leading to
positive absolute returns year-to-date. Credit fundamentals
remained strong, as many issuers benefited from federal
aid received during the COVID-19 crisis and from the
subsequent economic recovery.
For the 12-month period, U.S. fixed income sectors saw
mixed performance relative to equities, as measured by
the Standard & Poor’s
®
500 Index, which posted a -7.72%
total return for the period.
1
Investment-grade munis, as
measured by the Bloomberg Municipal Bond Index, posted
a -5.10% total return, while U.S. Treasuries, as measured by the Bloomberg U.S. Treasury Index, posted a -10.08% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Investment Grade Index,
posted a -10.43% total return.
1
The foregoing information reflects our analysis and opinions as of February 28, 2023. The information is not a complete
analysis of every aspect of any market, state, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
Investment Strategy and Manager’s Discussion
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within each Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in each
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help a Fund meet its goal.
Manager’s Discussion
Due to the positive sloping municipal yield curve, we found
value in higher quality securities in the 15- to 30-year
maturity range, which allowed us to achieve our objective of maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure
to securities that are producing income that exceeds their
replacement value in the market. This excess income
supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding.
Our turnover increases when rates rise, as opportunities
to purchase securities that have the potential to increase
income in the portfolios become available. We believe
our consistent, disciplined strategy can help our investors
achieve high, tax-free income over the long term.
We invite you to read your Fund report for more detailed
performance and portfolio information. Thank you for your
participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com
Annual Report
Franklin Alabama Tax-Free Income Fund
This annual report for Franklin Alabama Tax-Free Income
Fund covers the fiscal year ended February 28, 2023 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Alabama personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.97 on February 28, 2022, to
$9.92 on February 28, 2023. The Fund’s Class A shares
paid dividends totaling 23.3031 cents per share for the
same period.
2
The Performance Summary beginning on
page 7 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.17%, based
on an annualization of February's 1.8656 cents per share
monthly dividend and the maximum offering price of $10.31
on February 28, 2023. An investor in the 2023 maximum
combined effective federal and Alabama personal income
tax bracket of 45.80% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.00% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Alabama’s economy slowed,
contracting in the first half of 2022 before returning to growth in the third quarter, consistent with a national recovery.
However, Alabama’s strong and diversified manufacturing
base, including companies in the automotive, shipbuilding,
steelmaking and aerospace industries, helped its economy’s
resilience. Alabama’s unemployment rate began the period
at 2.6% and ended at 2.5%, compared with the 3.6%
national rate. Following significant growth in tax revenues
for fiscal year (FY) 2022, Alabama enacted a general fund
budget for FY 2023 that included raises for state employees
and increased funds for Medicaid and corrections. Alabama’s
net tax-supported debt was $1,172 per capita and 2.4%
of personal income, near the $1,179 and 2.1% national
medians, respectively.
3
Independent credit rating agency
Moody’s Investors Service maintained Alabama’s general
obligation bonds’ Aa1 rating with a stable outlook.
4
The rating
reflected Moody’s view that the state benefits from strong
management of financial operations, growing reserves
and low leverage and fixed costs. According to Moody’s,
Alabama’s challenges include economic performance that
lags its peers and demographic challenges. Moody’s stable
outlook reflected its assessment that Alabama has the ability to withstand a moderate shock to revenue in a period of
economic weakness.
*Does not include cash and cash equivalents.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Portfolio Composition
2/28/23
% of Total
Investments*
Education 26.25%
Health Care 19.60%
Utilities 15.43%
Local 9.55%
Refunded 9.22%
Industrial Dev. Revenue and Pollution Control 7.42%
Transportation 4.66%
Housing 4.62%
Lease 1.98%
Special Tax 1.27%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
52
.

Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Annual Report
Thank you for your continued participation in Franklin
Alabama Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2023
Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -7.45% -10.92%
5-Year +3.34% -0.11%
10-Year +12.95% +0.84%
Advisor
6
1-Year -7.14% -7.14%
5-Year +4.46% +0.88%
10-Year +14.39% +1.35%
30-Day Standardized Yield
9
Taxable Equivalent
30-Day Standardized Yield
8
Share Class
Distribution
Rate
7
Taxable Equivalent
Distribution Rate
8
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.17% 4.00% 2.84% 2.73% 5.24% 5.04%
Advisor 2.49% 4.59% 3.21% 3.09% 5.92% 5.70%
See page 9 for Performance Summary footnotes.

Franklin Alabama Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13–2/28/23)
Advisor Class
(2/28/13–2/28/23)

Franklin Alabama Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 6/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
7. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/23.
8. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and Alabama personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
9. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
10. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
11. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.233031
A1 $0.248232
C $0.191648
R6 $0.261354
Advisor $0.258351
Total Annual Operating Expenses
11
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.90% 0.91%
Advisor 0.65% 0.66%

Your Fund’s Expenses
Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $999.90 $4.46 $1,020.33 $4.51 0.90%
A1 $1,000 $1,001.70 $3.73 $1,021.07 $3.77 0.75%
C $1,000 $998.90 $6.41 $1,018.38 $6.47 1.29%
R6 $1,000 $1,001.30 $3.08 $1,021.71 $3.12 0.62%
Advisor $1,000 $1,002.20 $3.23 $1,021.56 $3.27 0.65%

franklintempleton.com
Annual Report
Franklin Georgia Tax-Free Income Fund
This annual report for Franklin Georgia Tax-Free Income
Fund covers the fiscal year ended February 28, 2023 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Georgia personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.57 on February 28, 2022,
to $10.40 on February 28, 2023. The Fund’s Class A shares
paid dividends totaling 27.8437 cents per share for the same period.
2
The Performance Summary beginning on page 13
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.37%, based on an
annualization of the February's 2.1338 cents per share
monthly dividend and the maximum offering price of $10.81
on February 28, 2023. An investor in the 2023 maximum
combined effective federal and Georgia personal income
tax bracket of 46.55% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.43% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Georgia’s economy slowed,
although growth rebounded in the third quarter of 2022,
consistent with a national recovery. The state’s economy
benefited from above average population and employment
growth, although it is relatively dependent on international travel, which has been slow to recover. Georgia’s
unemployment rate began the period at 3.2% and ended
at 3.1%, compared with the 3.6% national rate. In May
2022, the governor signed a fiscal year (FY) 2023 budget
that restored pandemic-related reductions in education
and increased salaries for teachers and state employees.
A proposed FY 2024 budget would add further raises for
teachers and state employees, while providing property
tax relief. The state’s net tax-supported debt was $1,087
per capita and 2.0% of personal income, marginally lower
than the $1,179 and 2.1% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
maintained Georgia’s general obligation bonds’ Aaa rating
with a stable outlook, reflecting Moody’s view of Georgia’s
low leverage, strong fiscal governance and solid fiscal
reserves.
4
According to Moody’s, challenges included below
average per-capita income and indirect exposure to high
education pension burdens. The stable outlook recognizes
Moody’s view that Georgia is likely to maintain solid
reserves, while outpacing the nation in economic growth.
Portfolio Composition
2/28/23
% of Total
Investments*
Health Care 21.63%
Housing 14.50%
Utilities 14.30%
Local 10.27%
Education 8.90%
Transportation 8.02%
Industrial Dev. Revenue and Pollution Control 7.49%
Special Tax 6.64%
Refunded 5.24%
Lease 2.11%
State General Obligation 0.90%
*Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021, 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
61
.

Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Annual Report
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Georgia Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2023
Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -7.71% -11.17%
5-Year +2.10% -0.35%
10-Year +11.08% +0.67%
Advisor
6
1-Year -7.48% -7.48%
5-Year +3.21% +0.63%
10-Year +12.59% +1.19%
30-Day Standardized Yield
9
Taxable Equivalent
30-Day Standardized Yield
8
Share Class
Distribution
Rate
7
Taxable Equivalent
Distribution Rate
8
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.37% 4.43% 2.93% 2.93% 5.48% 5.48%
Advisor 2.70% 5.03% 3.30% 3.29% 6.15% 6.13%
See page 15 for Performance Summary footnotes.

Franklin Georgia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 15 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13–2/28/23)
Advisor Class
(2/28/13–2/28/23)

Franklin Georgia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contractual agreement, which cannot be terminated prior to 6/30/23 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
7. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/23.
8. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and Georgia personal income tax rate of 46.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
9. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
10. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
11. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.278437
A1 $0.294299
C $0.234853
R6 $0.309305
Advisor $0.304895
Total Annual Operating Expenses
11
Share Class
A 0.86%
Advisor 0.61%

Your Fund’s Expenses
Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $999.60 $4.47 $1,020.32 $4.52 0.90%
A1 $1,000 $1,001.30 $3.73 $1,021.07 $3.77 0.75%
C $1,000 $998.50 $6.40 $1,018.39 $6.47 1.29%
R6 $1,000 $1,001.00 $3.05 $1,021.75 $3.08 0.61%
Advisor $1,000 $1,000.80 $3.23 $1,021.56 $3.27 0.65%

franklintempleton.com
Annual Report
Franklin Louisiana Tax-Free Income Fund
This annual report for Franklin Louisiana Tax-Free Income
Fund covers the fiscal year ended February 28, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Louisiana personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.03 on February 28, 2022, to
$9.96 on February 28, 2023. The Fund’s Class A shares
paid dividends totaling 24.3680 cents per share for the
same period.
2
The Performance Summary beginning on
page 19 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.26%, based
on an annualization of February’s 1.9500 cents per share
monthly dividend and the maximum offering price of $10.35
on February 28, 2023. An investor in the 2023 maximum
combined effective federal and Louisiana personal income
tax bracket of 45.05% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.11% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Louisiana’s economy slowed,
contracting in the first half of 2022 before returning to growth in the third quarter, consistent with a national recovery.
Louisiana’s economy benefited from its large petroleum-
related industry base and the presence of liquid natural gas exporting infrastructure. Louisiana’s unemployment rate
began the period at 3.9% and ended at 3.6%, compared with
the 3.6% national rate. In June 2022, the governor signed a
budget for fiscal year 2023 that included pay increases for
government employees and teachers, as well as significant
infrastructure investments, particularly in projects to replace and expand highway bridges. The state’s net tax-supported
debt was $1,735 per capita and 3.2% of personal income,
above the $1,179 and 2.1% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
upgraded Louisiana’s general obligation bonds’ rating to
Aa2 with a stable outlook.
4
The upgrade reflected Moody’s
view that Louisiana had seen a sustained strengthening of
its state finances. Moody’s stated that Louisiana’s debt and pension liabilities were moderate compared to other states
and it had sound financial management practices. According
to Moody’s, challenges included Louisiana’s slow population
growth, revenue volatility due to dependency on oil and gas
extraction and constraints on raising revenue and reducing
expenditures.
*Does not include cash and cash equivalents.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Portfolio Composition
2/28/23
% of Total
Investments*
Health Care 18.11%
Transportation 14.81%
Education 13.54%
Special Tax 11.47%
Housing 10.52%
Utilities 9.40%
Refunded 7.53%
Local 6.97%
Lease 3.53%
State General Obligation 3.01%
Other Revenue Bonds 1.11%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
71
.

Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Annual Report
Thank you for your continued participation in Franklin
Louisiana Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2023
Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/2 3
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -7.49% -10.96%
5-Year +3.95% +0.01%
10-Year +12.99% +0.84%
Advisor
6
1-Year -7.26% -7.26%
5-Year +5.18% +1.01%
10-Year +14.53% +1.37%
Share Class
Distribution
Rate
7
Taxable Equivalent
Distribution Rate
8
30-Day
Standardized
Yield
9
Taxable Equivalent
30-Day
Standardized Yield
8
A 2.26% 4.11% 3.03% 5.51%
Advisor 2.58% 4.70% 3.40% 6.19%
See page 21 for Performance Summary footnotes.

Franklin Louisiana Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 21 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13–2/28/23)
Advisor Class
(2/28/13–2/28/23)

Franklin Louisiana Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/23 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
7. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/23.
8. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and Louisiana personal income tax rate of 45.05%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
9. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
10. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
11. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.243680
A1 $0.258691
C $0.202591
R6 $0.273054
Advisor $0.268669
Total Annual Operating Expenses
11
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,000.50 $4.51 $1,020.28 $4.56 0.91%
A1 $1,000 $1,001.30 $3.77 $1,021.03 $3.81 0.76%
C $1,000 $998.60 $6 .44 $1,018.35 $6.50 1.30%
R6 $1,000 $1,002.90 $3.07 $1,021.73 $3.10 0.62%
Advisor $1,000 $1,002.70 $3.29 $1,021.51 $3.32 0.66%

franklintempleton.com
Annual Report
Franklin Maryland Tax-Free Income Fund
This annual report for Franklin Maryland Tax-Free Income
Fund covers the fiscal year ended February 28, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Maryland personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.71 on February 28, 2022, to
$9.75 on February 28, 2023. The Fund’s Class A shares
paid dividends totaling 25.6523 cents per share for the
same period.
2
The Performance Summary beginning on
page 25 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.51%, based
on an annualization of February’s 2.1179 cents per share
monthly dividend and the maximum offering price of $10.13
on February 28, 2023. An investor in the 2023 maximum
combined effective federal and Maryland personal income
tax bracket of 49.75% (including 3.80% Medicare tax)
would need to earn a distribution rate of 5.00% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Maryland’s economy slowed,
although growth rebounded in the third quarter of 2022,
consistent with a national recovery. Maryland’s economy
benefits from a significant federal presence and proximity
to the nation’s capital, which provides well-paid civilian
and national defense jobs. The state’s unemployment rate
began the period at 3.4% and ended at 2.9%, compared
with the 3.6% national rate. The general assembly approved
a fiscal year (FY) 2023 budget that expanded health care
services and increased education spending. The governor’s
proposed FY 2024 budget would provide additional funds for
education and Medicaid. The state’s net tax-supported debt
was $2,818 per capita and 4.1% of personal income, well
above the $1,179 and 2.1% national medians, respectively.
3
Independent credit rating agency Moody’s Investor Service
maintained the state’s general obligation bonds’ Aaa rating
with a stable outlook.
4
The rating reflected Moody’s view
that Maryland benefits from strong budgetary and financial
management and a history of proactive responses to
economic cycles. According to Moody’s, challenges included
a relatively high debt and pension burden and vulnerability
to swings in federal spending priorities. Moody’s stable
outlook reflected its view that the state is able to make
midcourse corrections, and it has often taken difficult actions to strengthen its balance sheet.
*Does not include cash and cash equivalents.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Portfolio Composition
2/28/23
% of Total
Investments*
Health Care 19.95%
Housing 18.21%
Transportation 15.35%
Education 11.97%
Lease 8.69%
Utilities 6.83%
Local 6.39%
Special Tax 5.19%
Refunded 3.78%
State General Obligation 3.64%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
80
.

Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Annual Report
Thank you for your continued participation in Franklin
Maryland Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2023
Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -6.56% -10.07%
5-Year +3.38% -0.10%
10-Year +10.59% +0.63%
Advisor
1-Year -6.41% -6.41%
5-Year +4.59% +0.90%
10-Year +12.48% +1.18%
30-Day Standardized Yield
8
Taxable Equivalent
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.51% 5.00% 2.76% 2.75% 5.49% 5.47%
Advisor 2.84% 5.65% 3.12% 3.11% 6.21% 6.19%
See page 27 for Performance Summary footnotes.

Franklin Maryland Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 27 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13–2/28/23)
Advisor Class
(2/28/13–2/28/23)

Franklin Maryland Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/23 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and Maryland state and local personal income tax rate of 49.75%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.256523
A1 $0.271357
C $0.215486
R6 $0.286056
Advisor $0.281246
Total Annual Operating Expenses
10
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,002.60 $4.50 $1,020.30 $4.54 0.91%
A1 $1,000 $1,003.30 $3.75 $1,021.05 $3.78 0.76%
C $1,000 $1,000.50 $6.41 $1,018.38 $6.47 1.29%
R6 $1,000 $1,005.00 $3.05 $1,021.75 $3.08 0.61%
Advisor $1,000 $1,003.80 $3.26 $1,021.54 $3.29 0.66%

franklintempleton.com
Annual Report
Franklin Missouri Tax-Free Income Fund
This annual report for Franklin Missouri Tax-Free Income
Fund covers the fiscal year ended February 28 , 2023 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Missouri personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.48 on February 28, 2022, to
$10.27 on February 28, 2023. The Fund’s Class A shares
paid dividends totaling 30.2169 cents per share for the
same period.
2
The Performance Summary beginning on
page 31 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.69%,
based on an annualization of February’s 2.3915 cents per
share monthly dividend and the maximum offering price
of $10.67 on February 28, 2023. An investor in the 2023
maximum combined effective federal and Missouri personal
income tax bracket of 46.10% (including 3.80% Medicare
tax) would need to earn a distribution rate of 4.99% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Missouri’s economy slowed,
although the state returned to growth in the third quarter of
2022, consistent with a national recovery. Missouri’s high
industrial and employment diversity and low business costs
helped its economy’s resilience. The state’s unemployment
rate began the period at 2.7% and ended at 2.6%, compared
with the 3.6% national rate. The governor signed a fiscal
year (FY) 2023 budget that funded a significant rise in
minimum teacher salaries and Medicaid expansion, and a
proposed FY 2024 budget would provide significant funds
for infrastructure upgrades. The state’s net tax-supported
debt was $398 per capita and 0.7% of personal income,
substantially below the $1,179 and 2.1% national medians,
respectively.
3
Independent credit rating agency Moody’s
Investors Service maintained the state’s general obligation
bonds’ Aaa rating with a stable outlook.
4
The rating reflected
Moody’s view of Missouri’s conservative approach to
finances, strong liquidity and reserves compared to revenue
and strong executive powers to cut expenditures midyear.
According to Moody’s, challenges include relatively low
economic growth and resident incomes along with a
requirement to issue taxpayer rebates when revenue growth
exceeds personal income growth. Moody’s stable outlook
reflected its assessment of the state’s strong liquidity and limited future borrowing plans.
*Does not include cash and cash equivalents.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Portfolio Composition
2/28/23
% of Total
Investment s*
Health Care 27.95%
Lease 19.83%
Utilities 16.06%
Education 10.17%
Housing 7.72%
Local 7.05%
Transportation 6.16%
Special Tax 2.98%
Industrial Dev. Revenue and Pollution Control 2.08%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021, 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
89
.

Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Annual Report
Thank you for your continued participation in Franklin
Missouri Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2023
Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -7.92% -11.37%
5-Year +3.21% -0.13%
10-Year +9.96% +0.57%
Advisor
1-Year -7.77% -7.77%
5-Year +4.42% +0.87%
10-Year +11.75% +1.12%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
7
A 2.69% 4.99% 2.90% 5.38%
Advisor 3.03% 5.62% 3.27% 6.07%
See page 33 for Performance Summary footnotes.

Franklin Missouri Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 33 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13–2/28/23)
Advisor Class
(2/28/13–2/28/23)

Franklin Missouri Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contractual agreement, which cannot be terminated prior to 6/30/23 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and Missouri personal income tax rate of 46.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.302169
A1 $0.317985
C $0.259246
R6 $0.332190
Advisor $0.328521
Total Annual Operating Expenses
10
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $995.90 $4.13 $1,020.65 $4.18 0.84%
A1 $1,000 $997.70 $3.39 $1,021.40 $3.43 0.68%
C $1,000 $994.00 $6.07 $1,018.71 $6.14 1.23%
R6 $1,000 $998.30 $2.72 $1,022.08 $2.75 0.55%
Advisor $1,000 $997.20 $2.89 $1,021.90 $2.93 0.58%

franklintempleton.com
Annual Report
Franklin North Carolina Tax-Free Income Fund
This annual report for Franklin North Carolina Tax-Free
Income Fund covers the fiscal year ended February 28,
2023.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and North Carolina personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.31 on February 28, 2022, to
$10.25 on February 28, 2023. The Fund’s Class A shares
paid dividends totaling 23.3291 cents per share for the
same period.
2
The Performance Summary beginning on
page 37 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.19%, based
on an annualization of February’s 1.9440 cents per share
monthly dividend and the maximum offering price of $10.65
on February 28, 2023. An investor in the 2023 maximum
combined effective federal and North Carolina personal
income tax bracket of 45.55% (including 3.80% Medicare
tax) would need to earn a distribution rate of 4.02% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, North Carolina’s economy
slowed, although growth rebounded in the third quarter of
2022, consistent with a national recovery. North Carolina
benefited from strong employment and population growth,
as well as a favorable business climate. The state’s
unemployment rate began the period at 3.4% and ended at
3.6%, compared with the 3.6% national rate. In July 2022
the governor signed an addendum to the previously-enacted
budget for the 2022–2023 biennium that increased pay for
teachers and state employees. The state’s net tax-supported
debt was $686 per capita and 1.2% of personal income,
substantially lower than the $1,179 and 2.1% national
medians, respectively.
3
Independent credit rating agency
Moody’s Investors Service maintained the state’s general
obligation bonds’ Aaa rating with a stable outlook.
4
The rating
reflected Moody’s view that the state benefits from a history of conservative fiscal management, strong executive powers
to reduce spending and commitment to maintaining strong
reserves and affordable liabilities. According to Moody’s,
credit challenges include continuing to manage expenditure
pressures amid continued growth, as well as the differences
between the governor and state legislature on budget
priorities. Moody’s stable outlook reflected its assessment
of North Carolina’s conservative fiscal management and
budgeting practices.
*Does not include cash and cash equivalents.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Portfolio Composition
2/28/23
% of Total
Investments*
Education 21.00%
Health Care 19.45%
Utilities 14.43%
Transportation 10.39%
Housing 10.33%
Lease 9.38%
Refunded 7.19%
Local 4.10%
Special Tax 2.25%
State General Obligation 1.48%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
100
.

Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Annual Report
Thank you for your continued participation in Franklin North
Carolina Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2023
Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -7.31% -10.79%
5-Year +2.35% -0.30%
10-Year +6.30% +0.23%
Advisor
1-Year -7.08% -7.08%
5-Year +3.56% +0.70%
10-Year +8.13% +0.78%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.19% 4.02% 2.90% 5.33%
Advisor 2.51% 4.61% 3.27% 6.01%
See page 39 for Performance Summary footnotes.

Franklin North Carolina Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 39 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13–2/28/23)
Advisor Class
(2/28/13–2/28/23)

Franklin North Carolina Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/23 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and North Carolina personal income tax rate of 45.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.233291
A1 $0.248820
C $0.190681
R6 $0.263457
Advisor $0.259154
Total Annual Operating Expenses
10
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,000.10 $4.23 $1,020.56 $4.28 0.85%
A1 $1,000 $1,001.80 $3.49 $1,021.31 $3.52 0.70%
C $1,000 $998.10 $6.16 $1,018.63 $6.22 1.24%
R6 $1,000 $1,001.50 $2.80 $1,022.00 $2.83 0.56%
Advisor $1,000 $1,002.30 $3.00 $1,021.80 $3.03 0.60%

franklintempleton.com
Annual Report
Franklin Virginia Tax-Free Income Fund
This annual report for Franklin Virginia Tax-Free Income
Fund covers the fiscal year ended February 28, 2023 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Virginia personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.79 on February 28, 2022, to
$9.72 on February 28, 2023. The Fund’s Class A shares
paid dividends totaling 22.3596 cents per share for the
same period.
2
The Performance Summary beginning on
page 43 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.21%,
based on an annualization of February’s 1.8628 cents per
share monthly dividend and the maximum offering price
of $10.10 on February 28, 2023. An investor in the 2023
maximum combined effective federal and Virginia personal
income tax bracket of 46.55% (including 3.80% Medicare
tax) would need to earn a distribution rate of 4.13% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Commonwealth Update
During the 12-month period, Virginia’s economy slowed,
although growth rebounded in the third quarter of 2022,
consistent with a national recovery. The commonwealth’s
economy benefited from a sizable federal presence and a
growing technology-oriented services industry. Virginia’s
unemployment rate began the period at 2.9% and ended
at 3.2%, compared with the 3.6% national rate. In June
2022, the governor signed a biennial budget for 2023–2024
that raised the standard income tax deduction, eliminated
a grocery sales tax and increased education spending. An
amendment to the budget proposed in December 2022
would provide additional tax relief and bonuses for teachers and state employees. Virginia’s net tax-supported debt was
$1,823 per capita and 2.8% of personal income, higher
than the $1,179 and 2.1% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
maintained Virginia’s general obligation bonds’ Aaa rating
with a stable outlook. The rating reflected Moody’s view
of Virginia’s long-standing history of conservative fiscal
management and strong debt and pension management
practices.
4
According to Moody’s, Virginia’s challenges
include education and transportation spending pressures
amid more limited resources and vulnerability to federal
downsizing. Moody’s stable outlook reflected its assessment
of Virginia’s healthy revenue performance and structurally
balanced operations.
*Does not include cash and cash equivalents.
Portfolio Composition
2/28/23
% of Total
Investments*
**
Health Care 22.04%
Transportation 16.42%
Utilities 12.37%
Lease 10.15%
Refunded 8.92%
Education 8.73%
Special Tax 8.73%
Housing 6.10%
Other Revenue Bonds 2.23%
State General Obligation 1.98%
Industrial Dev. Revenue and Pollution Control 1.18%
Local 1.15%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
112
.

Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Annual Report
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Virginia Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2023
Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -7.85% -11.31%
5-Year +0.17% -0.73%
10-Year +6.59% +0.26%
Advisor
1-Year -7.61% -7.61%
5-Year +1.36% +0.27%
10-Year +8.51% +0.82%
30-Day Standardized Yield
8
Taxable Equivalent
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.21% 4.13% 2.98% 2.97% 5.58% 5.56%
Advisor 2.53% 4.73% 3.35% 3.34% 6.27% 6.25%
See page 45 for Performance Summary footnotes.

Franklin Virginia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 45 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13–2/28/23)
Advisor Class
(2/28/13–2/28/23)

Franklin Virginia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contractual agreement, which cannot be terminated prior to 6/30/23 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and Virginia personal income tax rate of 46.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.223596
A1 $0.238495
C $0.182606
R6 $0.253216
Advisor $0.248411
Total Annual Operating Expenses
10
Share Class
A 0.84%
Advisor 0.59%

Your Fund’s Expenses
Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $996.80 $4.29 $1,020.50 $4.34 0.87%
A1 $1,000 $997.50 $3.55 $1,021.24 $3.59 0.72%
C $1,000 $994.80 $6.22 $1,018.56 $6.29 1.26%
R6 $1,000 $998.20 $2.85 $1,021.94 $2.88 0.57%
Advisor $1,000 $998.00 $3.05 $1,021.74 $3.09 0.62%

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.97 $11.18 $11.40 $10.85 $10.79
Income from investment operations
c
:
Net investment income
d
......................... 0.24 0.22 0.28 0.30 0.15
Net realized and unrealized gains (losses) ........... (1.06) (0.21) (0.23) 0.57 0.06
Total from investment operations .................... (0.82) 0.01 0.05 0.87 0.21
Less distributions from:
Net investment income .......................... (0.23) (0.22) (0.27) (0.32) (0.15)
Net asset value, end of year ....................... $9.92 $10.97 $11.18 $11.40 $10.85
Total return
e
................................... (7.45)% 0.02% 0.49% 8.08% 1.98%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.93% 0.91% 0.91% 0.91% 0.92%
Expenses net of waiver and payments by affiliates
g
...... 0.90% 0.91% 0.91% 0.91% 0.92%
Net investment income ........................... 2.34% 1.91% 2.46% 2.70% 2.91%
Supplemental data
Net assets, end of year (000’s) ..................... $42,244 $46,633 $30,415 $16,423 $7,334
Portfolio turnover rate ............................ 19.06% 20.50% 24.03% 4.87% 8.57%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
74
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.95 $11.16 $11.38 $10.84 $10.88
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.23 0.30 0.32 0.33
Net realized and unrealized gains (losses) ........... (1.04) (0.20) (0.23) 0.55 (0.04)
Total from investment operations .................... (0.79) 0.03 0.07 0.87 0.29
Less distributions from:
Net investment income .......................... (0.25) (0.24) (0.29) (0.33) (0.33)
Net asset value, end of year ....................... $9.91 $10.95 $11.16 $11.38 $10.84
Total return
d
................................... (7.24)% 0.17% 0.64% 8.16% 2.76%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.76% 0.77% 0.76% 0.77%
Expenses net of waiver and payments by affiliates
e
...... 0.75% 0.76% 0.77% 0.76% 0.77%
Net investment income ........................... 2.49% 2.07% 2.66% 2.85% 3.06%
Supplemental data
Net assets, end of year (000’s) ..................... $125,644 $163,571 $174,802 $186,486 $188,290
Portfolio turnover rate ............................ 19.06% 20.50% 24.03% 4.87% 8.57%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.10 $11.32 $11.54 $10.98 $11.02
Income from investment operations
b
:
Net investment income
c
......................... 0.19 0.17 0.24 0.26 0.27
Net realized and unrealized gains (losses) ........... (1.05) (0.22) (0.23) 0.57 (0.04)
Total from investment operations .................... (0.86) (0.05) 0.01 0.83 0.23
Less distributions from:
Net investment income .......................... (0.19) (0.17) (0.23) (0.27) (0.27)
Net asset value, end of year ....................... $10.05 $11.10 $11.32 $11.54 $10.98
Total return
d
................................... (7.74)% (0.38)% (0.01)% 7.68% 2.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.32% 1.30% 1.31% 1.31% 1.32%
Expenses net of waiver and payments by affiliates
e
...... 1.29% 1.30% 1.31% 1.31% 1.32%
Net investment income ........................... 1.89% 1.51% 2.10% 2.30% 2.51%
Supplemental data
Net assets, end of year (000’s) ..................... $8,264 $13,416 $23,374 $31,175 $30,641
Portfolio turnover rate ............................ 19.06% 20.50% 24.03% 4.87% 8.57%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.95 $11.17 $11.39 $10.84 $10.88
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.25 0.31 0.33 0.35
Net realized and unrealized gains (losses) ........... (1.04) (0.22) (0.22) 0.57 (0.04)
Total from investment operations .................... (0.78) 0.03 0.09 0.90 0.31
Less distributions from:
Net investment income .......................... (0.26) (0.25) (0.31) (0.35) (0.35)
Net asset value, end of year ....................... $9.91 $10.95 $11.17 $11.39 $10.84
Total return .................................... (7.11)% 0.22% 0.77% 8.39% 2.78%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.65% 0.65% 0.65% 0.65%
Expenses net of waiver and payments by affiliates
d
...... 0.62% 0.63% 0.63% 0.63% 0.63%
Net investment income ........................... 2.62% 2.19% 2.78% 2.98% 3.20%
Supplemental data
Net assets, end of year (000’s) ..................... $1,786 $2,308 $1,756 $1,664 $824
Portfolio turnover rate ............................ 19.06% 20.50% 24.03% 4.87% 8.57%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.95 $11.17 $11.39 $10.84 $10.88
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.25 0.31 0.33 0.34
Net realized and unrealized gains (losses) ........... (1.04) (0.22) (0.23) 0.56 (0.04)
Total from investment operations .................... (0.78) 0.03 0.08 0.89 0.30
Less distributions from:
Net investment income .......................... (0.26) (0.25) (0.30) (0.34) (0.34)
Net asset value, end of year ....................... $9.91 $10.95 $11.17 $11.39 $10.84
Total return .................................... (7.14)% 0.18% 0.74% 8.36% 2.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.68% 0.66% 0.67% 0.66% 0.67%
Expenses net of waiver and payments by affiliates
d
...... 0.65% 0.66% 0.67% 0.66% 0.67%
Net investment income ........................... 2.59% 2.16% 2.74% 2.95% 3.16%
Supplemental data
Net assets, end of year (000’s) ..................... $18,309 $19,796 $15,036 $11,709 $8,335
Portfolio turnover rate ............................ 19.06% 20.50% 24.03% 4.87% 8.57%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 500,000 $ 491,162
Total Corporate Bonds (Cost $500,000) ........................................
491,162
Municipal Bonds 96.4%
Alabama 88.7%
Alabama Community College System , Bishop State Community College , Revenue ,
2019 , BAM Insured , 4% , 1/01/49 ...................................... 2,000,000 1,818,550
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,037,490
Alabama State University ,
Revenue, 2022, Refunding, BAM Insured, 5%, 9/01/36 ...................... 1,500,000 1,638,580
Revenue, 2022, Refunding, BAM Insured, 5%, 9/01/40 ...................... 1,500,000 1,607,098
Alabaster Board of Education ,
Special Tax, 2022, BAM Insured, 5%, 9/01/47 ............................. 1,500,000 1,597,126
Special Tax, 2022, BAM Insured, 5%, 9/01/52 ............................. 1,500,000 1,587,881
Alexander City Board of Education , Special Tax , 2022 , BAM Insured , 4% , 2/01/52 ...
3,000,000 2,720,948
Auburn University , Revenue , 2015 A , Refunding , 5% , 6/01/33 ..................
2,500,000 2,577,895
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 6,000,000 6,335,403
Birmingham Airport Authority ,
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/32 ...................... 300,000 337,286
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/33 ...................... 325,000 364,684
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/34 ...................... 400,000 446,635
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/35 ...................... 350,000 354,890
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/36 ...................... 500,000 501,167
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/37 ...................... 545,000 543,215
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/38 ...................... 400,000 395,885
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/39 ...................... 2,540,000 2,493,913
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/40 ...................... 705,000 685,585
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 .....
1,605,000 1,727,317
b
Black Belt Energy Gas District ,
Revenue, 2021 A, Refunding, Mandatory Put, 4%, 12/01/31 .................. 3,000,000 2,975,626
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 1,000,000 972,600
Revenue, 2022 C-1, Mandatory Put, 5.25%, 6/01/29 ........................ 1,000,000 1,055,832
Calhoun County Board of Education , Special Tax , 2016 , Pre-Refunded , BAM Insured ,
5% , 2/01/46 ...................................................... 3,000,000 3,169,554
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ...
2,590,000 2,676,592
City of Birmingham , GO , 2021 A , 4% , 6/01/50 ..............................
2,500,000 2,298,619
City of Boaz ,
Water & Sewer, Revenue, 2021, AGMC Insured, 4%, 9/01/46 ................. 1,000,000 928,093
Water & Sewer, Revenue, 2021, AGMC Insured, 4%, 9/01/50 ................. 1,500,000 1,359,996
City of Decatur , Water & Sewer , Revenue , 2021 A , 4% , 8/15/50 .................
3,000,000 2,729,772
City of Huntsville , GO , 2018 B , 5% , 5/01/38 ................................
4,775,000 5,090,989
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................
2,500,000 2,522,371
City of Madison , GO , 2015 A , Pre-Refunded , 5% , 4/01/37 .....................
2,590,000 2,691,620
City of Trussville , GO , 2018 A , 4% , 8/01/41 ................................
3,000,000 2,932,080
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 ..............................
4,580,000 4,277,390
County of Mobile ,
GO, 2020 A, Refunding, 4%, 8/01/38 ................................... 1,000,000 1,004,399
c
Revenue, 144A, 2020, 4%, 11/01/45 ................................... 2,400,000 2,082,476
DCH Healthcare Authority ,
Revenue, 2015, Refunding, 5%, 6/01/36 ................................. 2,000,000 2,040,130
Revenue, 2021 A, 4%, 6/01/46 ........................................ 2,310,000 2,087,576
East Alabama Health Care Authority (The) ,
Revenue, 2018 A, 4%, 9/01/30 ........................................ 1,000,000 1,005,833

Franklin Tax-Free Trust
Schedule of Investments
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
East Alabama Health Care Authority (The), (continued)
Revenue, 2018 A, 5%, 9/01/41 ........................................ $ 3,000,000 $ 3,061,451
Florence City Board of Education , Special Tax , 2022 , 4% , 3/01/46 ...............
3,000,000 2,772,359
Florence Public Building Authority , City of Florence , Revenue , 2021 , 4% , 9/01/35 ....
500,000 503,792
d
Health Care Authority for Baptist Health (The) ,
Revenue, 2023 A, Refunding, 5%, 11/15/36 .............................. 1,000,000 1,072,800
Revenue, 2023 A, Refunding, 5%, 11/15/37 .............................. 875,000 931,295
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 10,000,000 9,170,054
Homewood Educational Building Authority ,
Samford University, Revenue, 2019 A, Refunding, 4%, 12/01/49 ............... 2,500,000 2,170,749
Samford University, Revenue, 2021 A, 4%, 12/01/51 ....................... 1,470,000 1,262,805
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/41 ....... 3,000,000 3,031,668
Infirmary Health System Obligated Group, Revenue, 2021 A, Refunding, 4%, 2/01/46 3,000,000 2,618,342
Jacksonville State University ,
Revenue, 2017, Refunding, AGMC Insured, 5%, 12/01/36 ................... 5,000,000 5,378,534
Revenue, 2020, Refunding, 4%, 12/01/50 ................................ 5,000,000 4,444,101
Limestone County Water & Sewer Authority , Revenue , 2015 B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. 5,920,000 6,021,220
b
Lower Alabama Gas District (The) , Revenue , 2020 , Mandatory Put , 4% , 12/01/25 ... 2,000,000 1,998,018
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 2,805,399
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 4,819,745
Marshall County Board of Education , Special Tax , 2016 , AGMC Insured , 4% , 3/01/41
1,000,000 956,960
Mobile County Board of School Commissioners , Special Tax , 2022 B , BAM Insured ,
4.25% , 3/01/52 ................................................... 2,000,000 1,911,968
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 1,927,692
Oxford City Board of Education , Special Tax , 2020 A , Refunding , 4% , 5/01/50 ......
2,500,000 2,275,606
b
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 A, Mandatory Put, 4%, 10/01/28 ........................... 5,000,000 4,921,062
Revenue, 2022 A-1, Mandatory Put, 5.5%, 12/01/29 ........................ 2,000,000 2,144,660
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 3,778,104
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,099,090
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AGMC Insured , 5.25% , 12/01/40 .................................. 295,000 295,330
Tuscaloosa City Board of Education , Revenue , 2016 , Pre-Refunded , 5% , 8/01/41 ...
4,000,000 4,256,752
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 5,327,689
University of Alabama (The) ,
Revenue, 2013 D-2, Pre-Refunded, 5%, 10/01/37 ......................... 2,000,000 2,019,404
Revenue, 2018 B2, 5%, 9/01/48 ....................................... 5,000,000 5,323,930
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 2,649,095
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
2,000,000 2,065,323
Water Works Board of the City of Birmingham (The) , Revenue , 2016 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... 5,000,000 5,401,352
174,089,445
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
700,000 582,972

Franklin Tax-Free Trust
Schedule of Investments
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 0.6%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 337,067
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 1,150,000 934,375
1,271,442
Illinois 0.4%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
1,000,000 861,638
Kentucky 0.5%
c
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 1,500,000 981,013
New York 1.4%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 275,000 239,069
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 2,700,000 2,411,615
2,650,684
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority ,
c
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 500,000 400,305
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 500,000 399,078
c
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 1,485,000 973,521
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 572,924
2,345,828
Texas 0.5%
c
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 600,000 445,043
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 585,277
1,030,320
Washington 0.2%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 400,322
Wisconsin 0.9%
c
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 500,000 396,177
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 1,300,000 1,300,000
1,696,177
U.S. Territories 1.7%
Guam 0.5%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,000,000 1,003,796
Puerto Rico 1.2%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 501,297
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,002,976
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 49,844 46,230
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 32,392 20,245
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 55,410 30,762

Franklin Tax-Free Trust
Schedule of Investments
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
See Abbreviations on page 148 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 750,000 $ 695,850
2,297,360
Total U.S. Territories .................................................................... 3,301,156
Total Municipal Bonds (Cost $204,547,842) .....................................
189,210,997
Total Long Term Investments (Cost $205,047,842) ...............................
189,702,159
a
a a a a
a
Total Investments (Cost $205,047,842) 96.7% ...................................
$189,702,159
Other Assets, less Liabilities 3.3% .............................................
6,544,352
Net Assets 100.0% ...........................................................
$196,246,511
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $9,408,500, representing 4.8% of net assets.
d
Security purchased on a when-issued basis. See Note 1(b).

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.57 $11.91 $12.19 $11.59 $11.57
Income from investment operations
c
:
Net investment income
d
......................... 0.28 0.26 0.30 0.32 0.17
Net realized and unrealized gains (losses) ........... (1.17) (0.34) (0.29) 0.63 0.02
Total from investment operations .................... (0.89) (0.08) 0.01 0.95 0.19
Less distributions from:
Net investment income .......................... (0.28) (0.26) (0.29) (0.35) (0.17)
Net asset value, end of year ....................... $10.40 $11.57 $11.91 $12.19 $11.59
Total return
e
................................... (7.71)% (0.71)% 0.14% 8.27% 1.70%
Ratios to average net assets
f
Expenses
g
.................................... 0.88% 0.86% 0.85% 0.86% 0.87%
Net investment income ........................... 2.65% 2.20% 2.48% 2.76% 3.10%
Supplemental data
Net assets, end of year (000’s) ..................... $76,312 $92,129 $77,256 $54,945 $19,705
Portfolio turnover rate ............................ 15.85% 22.60% 16.89% 13.23% 11.78%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.57 $11.91 $12.19 $11.59 $11.65
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.28 0.32 0.35 0.38
Net realized and unrealized gains (losses) ........... (1.18) (0.34) (0.29) 0.61 (0.06)
Total from investment operations .................... (0.88) (0.06) 0.03 0.96 0.32
Less distributions from:
Net investment income .......................... (0.29) (0.28) (0.31) (0.36) (0.38)
Net asset value, end of year ....................... $10.40 $11.57 $11.91 $12.19 $11.59
Total return
d
................................... (7.57)% (0.56)% 0.29% 8.44% 2.83%
Ratios to average net assets
Expenses
e
.................................... 0.73% 0.71% 0.71% 0.71% 0.72%
Net investment income ........................... 2.79% 2.36% 2.66% 2.91% 3.25%
Supplemental data
Net assets, end of year (000’s) ..................... $189,496 $249,763 $274,232 $309,436 $313,940
Portfolio turnover rate ............................ 15.85% 22.60% 16.89% 13.23% 11.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.75 $12.09 $12.38 $11.77 $11.83
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.22 0.25 0.29 0.32
Net realized and unrealized gains (losses) ........... (1.20) (0.35) (0.29) 0.62 (0.06)
Total from investment operations .................... (0.96) (0.13) (0.04) 0.91 0.26
Less distributions from:
Net investment income .......................... (0.23) (0.21) (0.25) (0.30) (0.32)
Net asset value, end of year ....................... $10.56 $11.75 $12.09 $12.38 $11.77
Total return
d
................................... (8.14)% (1.10)% (0.34)% 7.84% 2.22%
Ratios to average net assets
Expenses
e
.................................... 1.27% 1.25% 1.25% 1.26% 1.27%
Net investment income ........................... 2.19% 1.79% 2.08% 2.36% 2.70%
Supplemental data
Net assets, end of year (000’s) ..................... $19,610 $28,904 $45,512 $62,426 $72,542
Portfolio turnover rate ............................ 15.85% 22.60% 16.89% 13.23% 11.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.57 $11.91 $12.20 $11.59 $11.66
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.30 0.33 0.36 0.39
Net realized and unrealized gains (losses) ........... (1.17) (0.34) (0.29) 0.63 (0.06)
Total from investment operations .................... (0.86) (0.04) 0.04 0.99 0.33
Less distributions from:
Net investment income .......................... (0.31) (0.30) (0.33) (0.38) (0.40)
Net asset value, end of year ....................... $10.40 $11.57 $11.91 $12.20 $11.59
Total return .................................... (7.44)% (0.42)% 0.35% 8.67% 2.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.59% 0.57% 0.58% 0.59% 0.59%
Expenses net of waiver and payments by affiliates
d
...... 0.59%
e
0.57%
e
0.56% 0.57% 0.57%
Net investment income ........................... 2.92% 2.49% 2.73% 3.05% 3.40%
Supplemental data
Net assets, end of year (000’s) ..................... $10,366 $17,047 $13,813 $4,981 $3,786
Portfolio turnover rate ............................ 15.85% 22.60% 16.89% 13.23% 11.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.57 $11.92 $12.20 $11.59 $11.66
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.29 0.33 0.36 0.39
Net realized and unrealized gains (losses) ........... (1.18) (0.35) (0.29) 0.63 (0.07)
Total from investment operations .................... (0.87) (0.06) 0.04 0.99 0.32
Less distributions from:
Net investment income .......................... (0.30) (0.29) (0.32) (0.38) (0.39)
Net asset value, end of year ....................... $10.40 $11.57 $11.92 $12.20 $11.59
Total return .................................... (7.48)% (0.46)% 0.31% 8.63% 2.83%
Ratios to average net assets
Expenses
d
.................................... 0.63% 0.61% 0.61% 0.61% 0.62%
Net investment income ........................... 2.88% 2.46% 2.74% 3.01% 3.35%
Supplemental data
Net assets, end of year (000’s) ..................... $48,473 $72,069 $68,009 $53,789 $40,142
Portfolio turnover rate ............................ 15.85% 22.60% 16.89% 13.23% 11.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 884,092
Total Corporate Bonds (Cost $900,000) ........................................
884,092
Municipal Bonds 98.4%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,300,000 1,082,662
Florida 1.3%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 2,592,000 2,158,287
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 750,000 505,601
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 2,030,000 1,649,375
4,313,263
Georgia 89.1%
Athens Housing Authority , UGAREF East Campus Housing Phase II LLC , Revenue ,
2017 , Refunding , 4% , 6/15/40 ........................................ 5,000,000 4,868,509
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/40 ............ 7,750,000 7,983,052
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,079,750
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 2,555,000 2,614,138
Auburn Urban Redevelopment Agency ,
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/45 .................. 1,000,000 934,854
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/50 .................. 1,000,000 917,912
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 4,000,000 3,827,841
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,230,283
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 3,000,000 2,779,878
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group, Revenue, 2015, 5%, 7/01/41 .......... 2,000,000 2,032,957
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 . 2,950,000 2,698,961
City of Atlanta ,
GO, 2022 A-1, 5%, 12/01/38 ......................................... 5,000,000 5,685,175
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/34 ........................................................ 3,250,000 3,297,343
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 4,500,000 4,453,934
BeltLineTAD, Tax Allocation, 2016 B, Refunding, 5%, 1/01/31 ................. 1,780,000 1,893,351
Department of Aviation, Revenue, 2021 C, Refunding, 5%, 7/01/37 ............. 1,500,000 1,599,838
Water & Wastewater, Revenue, 2001 A, AGMC, NATL RE Insured, 5.5%, 11/01/27 . 5,000,000 5,316,315
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. 5,000,000 5,230,603
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... 1,835,000 1,457,380
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ......................
5,000,000 5,204,239
City of Cartersville , Water & Sewer , Revenue , 2018 , Refunding , 5% , 6/01/48 .......
4,000,000 4,203,402
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
3,000,000 3,143,825
City of Monroe , Combined Utility , Revenue , 2020 , AGMC Insured , 4% , 12/01/50 ....
1,500,000 1,376,551
City of Warner Robins , Water & Sewerage , Revenue , 2020 , Refunding , 4% , 7/01/45 .
1,000,000 950,576
Clayton County Development Authority ,
USG Real Estate Foundation XIII LLC, Revenue, 2022 A, 5%, 6/15/32 .......... 1,295,000 1,512,555
USG Real Estate Foundation XIII LLC, Revenue, 2022 A, 5%, 6/15/33 .......... 1,210,000 1,426,258
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/38 375,000 394,356
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/39 425,000 412,521
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/40 400,000 417,286

Franklin Tax-Free Trust
Schedule of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Cobb County Kennestone Hospital Authority, (continued)
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/41 $ 375,000 $ 356,093
WellStar Health System Obligated Group, Revenue, 2022 A, 4%, 4/01/52 ........ 3,100,000 2,742,534
County of DeKalb , Water & Sewerage , Revenue , 2006 B , Refunding , AGMC Insured ,
5% , 10/01/35 ..................................................... 4,000,000 4,253,252
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 .............
5,000,000 3,852,980
County of Rockdale , Stormwater System , Revenue , 2021 , 4% , 7/01/41 ...........
500,000 487,454
Coweta County Water & Sewage Authority ,
Revenue, 2021 B, 3%, 6/01/43 ........................................ 820,000 655,925
Revenue, 2021 B, 3%, 6/01/46 ........................................ 1,000,000 772,856
Dalton Whitfield County Joint Development Authority , Hamilton Health Care System
Obligated Group , Revenue , 2017 , 4% , 8/15/41 ............................ 3,000,000 2,935,800
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012 A , AGMC Insured , 5% , 7/01/39 .................. 2,500,000 2,503,083
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc., Revenue, 2018, 4%, 3/01/43 ................... 2,000,000 1,926,901
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2014 A, Refunding, 5%,
7/01/44 ........................................................ 4,160,000 4,191,093
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 5,840,000 5,924,730
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 5,000,000 4,466,154
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/29 ............. 1,000,000 1,114,053
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/30 ............. 1,030,000 1,165,876
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/31 ............. 1,235,000 1,414,382
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/32 ............. 1,350,000 1,560,327
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 1,000,000 1,018,510
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 4,000,000 3,581,043
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 , Refunding , 4.125% , 11/01/45 .................................... 6,000,000 5,323,997
Development Authority of Cobb County (The) ,
Georgia Tech Cobb Research Campus LLC, Revenue, 2017 A, 4%, 6/01/42 ...... 1,600,000 1,547,914
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Senior
Lien, 2015 A, Refunding, 5%, 7/15/38 ................................. 2,000,000 2,054,233
KSU 2020 Housing Real Estate Foundation LLC, Revenue, 2020, 4%, 7/15/52 .... 5,720,000 5,203,872
KSU University II Real Estate Foundation LLC, Revenue, 2021, Refunding, 4%,
7/15/34 ........................................................ 1,000,000 1,018,722
University System of Georgia, Revenue, 2020 C, 4%, 7/15/52 ................ 2,000,000 1,858,148
Development Authority of Gwinnett County , Gwinnett County School District , COP ,
2006 , NATL Insured , 5.25% , 1/01/24 ................................... 2,000,000 2,034,953
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 4,825,000 3,870,146
Etowah Water & Sewer Authority , Revenue , 2019 , Refunding , BAM Insured , 3% ,
3/01/44 ......................................................... 1,250,000 967,413
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 6,735,000 6,975,975
Forsyth County School District , GO , 2018 , 5% , 2/01/38 .......................
2,650,000 2,865,158
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 5,651,999
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, 2017 A, Refunding,
5%, 2/15/42 .................................................... 7,000,000 7,202,138
Northeast Georgia Health System Obligated Group, Revenue, 2020 A, Refunding,
4%, 2/15/45 .................................................... 5,000,000 4,622,075
Northeast Georgia Health System Obligated Group, Revenue, 2021 A, 4%, 2/15/51 5,000,000 4,415,337

Franklin Tax-Free Trust
Schedule of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Gainesville School District , GO , 2020 , 4% , 11/01/42 .........................
$ 1,000,000 $ 986,690
Georgia Higher Education Facilities Authority , USG Real Estate Foundation III LLC ,
Revenue , 2020 , Refunding , 4% , 6/15/41 ................................. 2,305,000 2,172,437
Georgia Housing & Finance Authority ,
Revenue, 2013 A, 3.8%, 12/01/37 ..................................... 1,655,000 1,630,704
Revenue, 2018 A, 3.85%, 12/01/38 .................................... 1,170,000 1,152,958
Revenue, 2018 A, 3.95%, 12/01/43 .................................... 1,210,000 1,186,345
Revenue, 2019 A, Refunding, 3.7%, 6/01/49 .............................. 4,605,000 3,950,719
Georgia Ports Authority ,
Revenue, 2021, 4%, 7/01/51 ......................................... 4,395,000 4,131,454
Revenue, 2022, 5%, 7/01/47 ......................................... 2,500,000 2,723,972
Revenue, 2022, 5.25%, 7/01/52 ....................................... 2,000,000 2,197,225
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 5,014,025
Gwinnett County School District , GO , 2019 , 5% , 2/01/41 ......................
3,000,000 3,252,224
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 .............
5,000,000 5,176,334
Hogansville Ga Combined Public Utility System , Revenue , 1993 , AGMC Insured , ETM,
6% , 10/01/23 ..................................................... 505,000 512,982
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 5,000,000 5,253,355
Revenue, 2019 A, 5%, 5/15/38 ........................................ 2,500,000 2,545,060
c
Revenue, 2022 B, Mandatory Put, 5%, 6/01/29 ............................ 5,000,000 5,196,859
b,c
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 8,000,000 7,608,375
c
Revenue, 2023 B, Mandatory Put, 5%, 3/01/30 ............................ 2,000,000 2,114,913
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2015 B , 5% , 7/01/45 ........
5,000,000 5,189,315
Monroe County Public Facilities Authority , County of Monroe , Revenue , 2020 , 4% ,
6/01/42 ......................................................... 1,000,000 942,212
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 5,166,112
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, AGMC Insured, 4%, 1/01/44 ............................ 5,000,000 4,602,245
Revenue, 2020 A, Refunding, 5%, 1/01/50 ............................... 3,500,000 3,566,402
Revenue, 2021 A, Refunding, 4%, 1/01/46 ............................... 330,000 274,257
Revenue, 2021 A, Refunding, 4%, 1/01/51 ............................... 425,000 342,953
Revenue, 2021 A, Refunding, 5%, 1/01/56 ............................... 750,000 717,493
Revenue, 2023 A, 5.5%, 7/01/64 ...................................... 2,000,000 2,028,833
Private Colleges & Universities Authority ,
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 5,000,000 5,019,556
Emory University, Revenue, 2019 B, Refunding, 5%, 9/01/48 ................. 4,000,000 4,281,856
Mercer University, Revenue, 2021, Refunding, 4%, 10/01/50 ................. 5,400,000 4,801,077
Mercer University, Revenue, 2022, Refunding, 5.25%, 10/01/51 ............... 4,500,000 4,738,372
Pulaski County School District , GO , 2020 , 4% , 10/01/42 ......................
1,000,000 986,744
Richmond County Hospital Authority , University Health Services Obligated Group ,
Revenue , 2016 , Refunding , 4% , 1/01/35 ................................. 8,000,000 8,089,243
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 9,448,064
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
2,000,000 2,116,104
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 5,253,246
306,849,484
Illinois 0.9%
State of Illinois ,
GO, 2021 A, 5%, 3/01/32 ............................................ 250,000 266,083
GO, 2021 B, 4%, 12/01/38 ........................................... 3,000,000 2,788,170
3,054,253

Franklin Tax-Free Trust
Schedule of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey 0.4%
New Jersey Transportation Trust Fund Authority , Revenue , 2018 A , Refunding , 5% ,
12/15/35 ........................................................ $ 1,200,000 $ 1,271,688
New York 0.8%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 100,000 83,229
Revenue, 2020 D, 4%, 11/15/47 ....................................... 600,000 523,847
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 2,300,000 2,054,338
2,661,414
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 900,000 720,549
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 900,000 718,340
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 500,000 381,949
1,820,838
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,200,000 890,087
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,097,394
1,987,481
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 720,580
Wisconsin 1.2%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 900,000 713,119
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,500,000 1,201,341
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 2,300,000 2,300,000
4,214,460
U.S. Territories 3.1%
Puerto Rico 3.1%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/32 ................
4,800,000 4,863,221
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
1,100,000 1,112,084
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 560,000 561,453
d
Revenue, XX, 5.25%, 7/01/40 ........................................ 2,270,000 1,594,675
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 136,367 126,480
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 88,620 55,388
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 151,593 84,160
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
2,480,000 2,300,944
10,698,405
Total U.S. Territories .................................................................... 10,698,405
Total Municipal Bonds (Cost $366,963,907) .....................................
338,674,528
Total Long Term Investments (Cost $367,863,907) ...............................
339,558,620
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
Short Term Investments 0.5%
a a
Principal
Amount
a
Value
Municipal Bonds 0.5%
Georgia 0.5%
e
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 2.8% , 9/01/37 ...................... $ 1,800,000 $ 1,800,000
Total Municipal Bonds (Cost $1,800,000) .......................................
1,800,000
Total Short Term Investments (Cost $1,800,000 ) .................................
1,800,000
a
Total Investments (Cost $369,663,907) 99.1% ...................................
$341,358,620
Other Assets, less Liabilities 0.9% .............................................
2,897,852
Net Assets 100.0% ...........................................................
$344,256,472
See Abbreviations on page 148 .
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $21,658,516, representing 6.3% of net assets.
c
The maturity date shown represents the mandatory put date.
d
See Note 7 regarding defaulted securities.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.03 $11.28 $11.55 $10.93 $10.85
Income from investment operations
c
:
Net investment income
d
......................... 0.25 0.24 0.28 0.30 0.16
Net realized and unrealized gains (losses) ........... (1.08) (0.25) (0.27) 0.64 0.08
Total from investment operations .................... (0.83) (0.01) 0.01 0.94 0.24
Less distributions from:
Net investment income .......................... (0.24) (0.24) (0.28) (0.32) (0.16)
Net asset value, end of year ....................... $9.96 $11.03 $11.28 $11.55 $10.93
Total return
e
................................... (7.49)% (0.17)% 0.09% 8.68% 2.22%
Ratios to average net assets
f
Expenses
g
.................................... 0.89% 0.87% 0.87% 0.86% 0.88%
Net investment income ........................... 2.42% 2.07% 2.49% 2.70% 3.06%
Supplemental data
Net assets, end of year (000’s) ..................... $60,153 $69,773 $56,810 $48,032 $18,110
Portfolio turnover rate ............................ 11.69% 16.61% 22.66% 4.83% 9.46%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.03 $11.28 $11.55 $10.92 $10.90
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.25 0.30 0.32 0.35
Net realized and unrealized gains (losses) ........... (1.08) (0.25) (0.28) 0.64 0.02
Total from investment operations .................... (0.82) — 0.02 0.96 0.37
Less distributions from:
Net investment income .......................... (0.26) (0.25) (0.29) (0.33) (0.35)
Net asset value, end of year ....................... $9.95 $11.03 $11.28 $11.55 $10.92
Total return
d
................................... (7.45)% (0.02)% 0.24% 8.94% 3.45%
Ratios to average net assets
Expenses
e
.................................... 0.74% 0.72% 0.72% 0.71% 0.73%
Net investment income ........................... 2.57% 2.22% 2.66% 2.85% 3.21%
Supplemental data
Net assets, end of year (000’s) ..................... $175,906 $234,499 $250,576 $289,744 $284,259
Portfolio turnover rate ............................ 11.69% 16.61% 22.66% 4.83% 9.46%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.21 $11.46 $11.74 $11.10 $11.07
Income from investment operations
b
:
Net investment income
c
......................... 0.20 0.19 0.24 0.26 0.29
Net realized and unrealized gains (losses) ........... (1.09) (0.25) (0.29) 0.65 0.03
Total from investment operations .................... (0.89) (0.06) (0.05) 0.91 0.32
Less distributions from:
Net investment income .......................... (0.20) (0.19) (0.23) (0.27) (0.29)
Net asset value, end of year ....................... $10.12 $11.21 $11.46 $11.74 $11.10
Total return
d
................................... (7.92)% (0.57)% (0.39)% 8.34% 2.92%
Ratios to average net assets
Expenses
e
.................................... 1.28% 1.26% 1.26% 1.26% 1.28%
Net investment income ........................... 1.97% 1.64% 2.08% 2.30% 2.66%
Supplemental data
Net assets, end of year (000’s) ..................... $12,724 $19,991 $29,441 $38,066 $42,188
Portfolio turnover rate ............................ 11.69% 16.61% 22.66% 4.83% 9.46%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.03 $11.28 $11.55 $10.93 $10.90
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.27 0.31 0.33 0.36
Net realized and unrealized gains (losses) ........... (1.08) (0.25) (0.27) 0.64 0.03
Total from investment operations .................... (0.80) 0.02 0.04 0.97 0.39
Less distributions from:
Net investment income .......................... (0.27) (0.27) (0.31) (0.35) (0.36)
Net asset value, end of year ....................... $9.96 $11.03 $11.28 $11.55 $10.93
Total return .................................... (7.22)% 0.12% 0.38% 8.99% 3.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.59% 0.60% 0.60% 0.61%
Expenses net of waiver and payments by affiliates
d
...... 0.60% 0.58% 0.58% 0.58% 0.59%
Net investment income ........................... 2.72% 2.36% 2.78% 2.98% 3.35%
Supplemental data
Net assets, end of year (000’s) ..................... $6,306 $8,031 $6,076 $5,383 $3,865
Portfolio turnover rate ............................ 11.69% 16.61% 22.66% 4.83% 9.46%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.03 $11.28 $11.55 $10.93 $10.90
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.26 0.31 0.33 0.36
Net realized and unrealized gains (losses) ........... (1.07) (0.24) (0.28) 0.63 0.03
Total from investment operations .................... (0.80) 0.02 0.03 0.96 0.39
Less distributions from:
Net investment income .......................... (0.27) (0.27) (0.30) (0.34) (0.36)
Net asset value, end of year ....................... $9.96 $11.03 $11.28 $11.55 $10.93
Total return .................................... (7.26)% 0.08% 0.34% 8.95% 3.65%
Ratios to average net assets
Expenses
d
.................................... 0.65% 0.62% 0.62% 0.61% 0.63%
Net investment income ........................... 2.67% 2.32% 2.73% 2.95% 3.31%
Supplemental data
Net assets, end of year (000’s) ..................... $36,351 $42,264 $37,329 $27,945 $19,580
Portfolio turnover rate ............................ 11.69% 16.61% 22.66% 4.83% 9.46%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.0%
Florida 0.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 337,067
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,225,000 982,576
Louisiana 92.7%
Ascension Parish School Board , GO , 2020 , 4% , 3/01/40 ......................
1,000,000 968,075
Caddo Parish Parishwide School District , GO , 2021 , AGMC Insured , 3% , 3/01/36 ...
505,000 452,397
Calcasieu Parish School District No. 23 , GO , 2019 , BAM Insured , 4% , 9/01/36 .....
670,000 673,464
Calcasieu Parish School District No. 31 ,
GO, 2018, BAM Insured, 5%, 3/01/36 ................................... 1,000,000 1,087,882
GO, 2018, BAM Insured, 5%, 3/01/38 ................................... 1,000,000 1,077,223
GO, 2019, BAM Insured, 4%, 3/01/37 ................................... 1,000,000 1,004,564
Central Community School System ,
GO, 2020, 4%, 3/01/39 ............................................. 1,125,000 1,100,903
GO, 2020, 4%, 3/01/40 ............................................. 1,190,000 1,152,009
City of Bossier City , Utilities , Revenue , 2014 , Pre-Refunded , 5% , 10/01/37 ........
1,280,000 1,316,334
City of Lafayette ,
Sales & Use Tax, Revenue, 2019 A, 5%, 5/01/44 .......................... 4,350,000 4,678,613
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/45 .......................... 5,000,000 4,781,090
City of New Orleans ,
GO, 2021 A, 5%, 12/01/39 ........................................... 6,000,000 6,398,546
Sewerage Service, Revenue, 2020 B, 5%, 6/01/45 ......................... 1,700,000 1,759,633
Sewerage Service, Revenue, 2020 B, 4%, 6/01/50 ......................... 1,300,000 1,160,865
City of Ruston , Sales Tax , Revenue , 2016 , AGMC Insured , 5% , 6/01/35 ...........
1,085,000 1,134,380
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 4,000,000 4,181,057
Water & Sewer, Revenue, 2020 B, Refunding, 3%, 12/01/50 .................. 5,070,000 3,686,854
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge ,
Sales Tax , Revenue , 2020 , Refunding , AGMC Insured , 5% , 8/01/30 ............ 2,000,000 2,254,018
East Baton Rouge Sewerage Commission ,
Revenue, 2014 B, Pre-Refunded, 5%, 2/01/39 ............................ 5,000,000 5,178,858
Revenue, 2019 A, Refunding, 4%, 2/01/45 ............................... 5,000,000 4,682,307
Revenue, 2020 A, Refunding, 5%, 2/01/31 ............................... 750,000 852,646
Greater New Orleans Expressway Commission , Revenue , 2017 , AGMC Insured , 5% ,
11/01/47 ........................................................ 4,000,000 4,110,229
Jefferson Parish Consolidated Sewerage District No. 1 , Revenue , 2022 , BAM Insured ,
4% , 2/01/38 ...................................................... 1,000,000 984,211
Jefferson Parish Consolidated Waterworks District No. 2 , Revenue , 2022 , Refunding ,
BAM Insured , 4% , 2/01/40 ........................................... 5,000,000 4,847,524
Jefferson Sales Tax District , Revenue , 2017 B , AGMC Insured , 5% , 12/01/42 .......
2,250,000 2,347,368
Lafayette Consolidated Government ,
GO, 2020, Refunding, 3%, 3/01/34 ..................................... 250,000 235,132
GO, 2020, Refunding, 3%, 3/01/35 ..................................... 200,000 183,488
Lafayette Parish School Board , Sales Tax , Revenue , 2023 , 4% , 4/01/53 ..........
2,500,000 2,354,376
Livingston Parish School Board ,
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/30 ................. 500,000 534,238
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/31 ................. 1,300,000 1,390,764
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/32 ................. 1,500,000 1,590,108
Louisiana Correctional Facilities Corp. ,
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/37 ...... 875,000 878,431
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/40 ...... 1,305,000 1,261,445
Louisiana Housing Corp. ,
Revenue, 2021 B, GNMA Insured, 2.05%, 6/01/36 ......................... 615,000 465,645
Revenue, 2021 B, GNMA Insured, 2.2%, 6/01/41 .......................... 1,965,000 1,420,298

Franklin Tax-Free Trust
Schedule of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
a
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... $ 2,000,000 $ 1,724,206
East Ascension Parish Gravity Drainage District No. 1, Revenue, 2015, Refunding,
BAM Insured, 5%, 12/01/40 ........................................ 2,925,000 3,029,036
Entergy Louisiana LLC, Revenue, 2021 A, Refunding, 2%, 6/01/30 ............. 1,500,000 1,310,922
Entergy Louisiana LLC, Revenue, 2021 B, Refunding, 2.5%, 4/01/36 ........... 3,000,000 2,422,719
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/33 . 800,000 810,964
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/34 . 620,000 625,523
a
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 8,000,000 6,154,627
a
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 1,000,000 838,836
a
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... 1,225,000 1,062,931
a
Parish of St. Charles, Revenue, 144A, 2022, 4.5%, 11/01/47 ................. 2,000,000 1,851,031
a
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 2,900,000 2,432,625
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4%, 10/01/43 ... 250,000 189,266
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.25%, 10/01/48 221,200 163,196
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.5%, 10/01/53 . 309,471 228,341
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 5%, 10/01/61 ... 249,529 194,661
Ragin Cajun Facilities, Inc., Revenue, 2017, Refunding, AGMC Insured, 5%,
10/01/39 ....................................................... 2,680,000 2,766,855
University of Louisiana at Lafayette, Revenue, 2018, AGMC Insured, 5%, 10/01/48 3,500,000 3,553,173
University of Louisiana System, Revenue, 2019, Refunding, AGMC Insured, 4%,
8/01/34 ........................................................ 1,000,000 1,013,553
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/39 ....................................... 1,060,000 1,007,829
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/41 ....................................... 500,000 464,033
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/43 ....................................... 500,000 456,384
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/30 .................................................... 1,020,000 1,044,063
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/31 .................................................... 1,065,000 1,089,504
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/32 .................................................... 1,100,000 1,123,896
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/33 .................................................... 1,155,000 1,178,144
Woman's Hospital Foundation, Revenue, 2017 A, Refunding, 5%, 10/01/44 ...... 5,000,000 5,093,834
Louisiana Public Facilities Authority ,
Revenue, 2017 A, 4%, 12/15/50 ....................................... 1,940,000 1,783,459
Revenue, 2017 A, Pre-Refunded, 4%, 12/15/50 ........................... 60,000 62,845
CHRISTUS Health Obligated Group, Revenue, 2018 E, 5%, 7/01/48 ........... 5,000,000 5,127,380
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, 5%, 7/01/35 .............................................. 4,965,000 5,093,152
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, Pre-Refunded, 5%, 7/01/35 .................................. 35,000 36,523
Louisiana Children's Medical Center Obligated Group, Revenue, 2015 A-1, 5%,
6/01/45 ........................................................ 10,000,000 10,198,953
Louisiana Children's Medical Center Obligated Group, Revenue, 2020 A, 4%, 6/01/50 5,000,000 4,599,466
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/46 .............................................. 6,500,000 6,588,288
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2017, 5%, 7/01/52 ................................................ 2,310,000 2,335,457
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/37 ....... 2,020,000 1,885,005
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/39 ....... 3,460,000 3,185,459
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/41 ....... 2,850,000 2,562,823
Ochsner Clinic Foundation Obligated Group, Revenue, 2002 B, ETM, 5.75%, 5/15/23 2,500,000 2,512,871

Franklin Tax-Free Trust
Schedule of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/34 ........................................................ $ 30,000 $ 31,694
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 20,000 21,130
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 12,000,000 12,137,846
a
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 2,000,000 1,921,312
Roman Catholic Church of the Archdiocese of New Orleans, Revenue, 2017,
Refunding, 5%, 7/01/37 ............................................ 3,750,000 3,187,500
Tulane University, Revenue, 2013 B, 5%, 10/01/37 ......................... 5,540,000 5,545,324
Tulane University, Revenue, 2016 A, Refunding, 5%, 12/15/41 ................ 3,000,000 3,127,041
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 1,000,000 1,054,303
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
1,150,000 1,151,137
Louisiana State Transportation Authority , Revenue , 2013 A , Pre-Refunded , 5% , 8/15/38
4,500,000 4,537,151
Louisiana State University & Agricultural & Mechanical College , Auxiliary , Revenue ,
2016 A , Pre-Refunded , 5% , 7/01/40 .................................... 4,500,000 4,795,574
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,559,939
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 A , 5% , 1/01/48 ........................................ 10,000,000 10,238,115
Parish of East Baton Rouge Capital Improvements District ,
Revenue, 2019, 4%, 8/01/44 ......................................... 2,055,000 1,991,426
Revenue, 2019, 5%, 8/01/48 ......................................... 2,500,000 2,616,039
Parish of Terrebonne ,
Sales & Use Tax, Revenue, 2020 A, 4%, 3/01/35 .......................... 1,015,000 1,025,926
Sales & Use Tax, Revenue, 2020 A, 4%, 3/01/41 .......................... 2,660,000 2,551,967
Port New Orleans Board of Commissioners ,
Revenue, 2018 A, AGMC Insured, 5%, 4/01/48 ............................ 2,750,000 2,832,217
Revenue, 2018 B, Refunding, AGMC Insured, 5%, 4/01/43 ................... 2,000,000 2,040,006
Revenue, 2020 D, 5%, 4/01/50 ........................................ 6,000,000 6,192,252
Rapides Parish Consolidated School District No. 62 , GO , 2022 , AGMC Insured , 5% ,
3/01/42 ......................................................... 1,100,000 1,179,949
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 5,515,645
State of Louisiana ,
GO, 2016 A, 5%, 9/01/36 ............................................ 5,000,000 5,240,076
GO, 2019 A, 5%, 3/01/37 ............................................ 3,000,000 3,267,046
Gasoline & Fuels Tax, Revenue, First Lien, 2015 A, Pre-Refunded, 5%, 5/01/41 ... 3,000,000 3,116,650
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/40 ... 5,000,000 5,265,920
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/45 ... 10,000,000 10,409,107
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue, 2021, Refunding, 4%, 2/01/35 ................................. 2,250,000 2,204,030
Revenue, 2021, Refunding, 4%, 2/01/38 ................................. 2,000,000 1,831,365
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/41 ...................................................... 1,000,000 965,006
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 2,739,255
270,278,756
South Carolina 0.4%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 700,000 560,426
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 700,000 558,709
1,119,135

Franklin Tax-Free Trust
Schedule of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
See Abbreviations on page 148 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... $ 450,000 $ 462,573
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 900,000 667,565
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 914,495
2,044,633
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 560,451
Wisconsin 1.4%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 633,883
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,225,000 981,096
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 1,800,000 1,800,000
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 500,000 494,741
3,909,720
U.S. Territories 2.2%
Puerto Rico 2.2%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 501,297
b
Revenue, WW, 5.25%, 7/01/33 ........................................ 855,000 600,638
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 585,911 543,432
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 380,763 237,977
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 651,329 361,599
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 3,500,000 3,137,337
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 1,196,000 1,109,649
6,491,929
Total U.S. Territories .................................................................... 6,491,929
Total Municipal Bonds (Cost $308,359,816) .....................................
285,724,267
a a a a
a
Total Investments (Cost $308,359,816) 98.0% ...................................
$285,724,267
Other Assets, less Liabilities 2.0% .............................................
5,715,701
Net Assets 100.0% ...........................................................
$291,439,968
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $24,693,332, representing 8.5% of net assets.
b
See Note 7 regarding defaulted securities.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.71 $10.97 $11.35 $10.80 $10.76
Income from investment operations
c
:
Net investment income
d
......................... 0.26 0.23 0.28 0.29 0.15
Net realized and unrealized gains (losses) ........... (0.96) (0.26) (0.38) 0.57 0.04
Total from investment operations .................... (0.70) (0.03) (0.10) 0.86 0.19
Less distributions from:
Net investment income .......................... (0.26) (0.23) (0.28) (0.31) (0.15)
Net asset value, end of year ....................... $9.75 $10.71 $10.97 $11.35 $10.80
Total return
e
................................... (6.56)% (0.30)% (0.84)% 8.11% 1.84%
Ratios to average net assets
f
Expenses
g
.................................... 0.89% 0.87% 0.87% 0.88% 0.88%
Net investment income ........................... 2.62% 2.10% 2.55% 2.65% 2.95%
Supplemental data
Net assets, end of year (000’s) ..................... $80,313 $90,950 $78,374 $60,104 $26,572
Portfolio turnover rate ............................ 37.44% 15.00% 28.27% 7.50% 5.33%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.71 $10.97 $11.36 $10.80 $10.76
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.25 0.30 0.31 0.33
Net realized and unrealized gains (losses) ........... (0.96) (0.26) (0.39) 0.58 0.05
Total from investment operations .................... (0.69) (0.01) (0.09) 0.89 0.38
Less distributions from:
Net investment income .......................... (0.27) (0.25) (0.30) (0.33) (0.34)
Net asset value, end of year ....................... $9.75 $10.71 $10.97 $11.36 $10.80
Total return
d
................................... (6.42)% (0.15)% (0.69)% 8.27% 3.59%
Ratios to average net assets
Expenses
e
.................................... 0.74% 0.72% 0.72% 0.73% 0.73%
Net investment income ........................... 2.76% 2.25% 2.72% 2.80% 3.10%
Supplemental data
Net assets, end of year (000’s) ..................... $162,447 $214,264 $240,637 $270,309 $279,750
Portfolio turnover rate ............................ 37.44% 15.00% 28.27% 7.50% 5.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.94 $11.20 $11.59 $11.02 $10.98
Income from investment operations
b
:
Net investment income
c
......................... 0.22 0.19 0.24 0.25 0.28
Net realized and unrealized gains (losses) ........... (0.99) (0.26) (0.39) 0.59 0.04
Total from investment operations .................... (0.77) (0.07) (0.15) 0.84 0.32
Less distributions from:
Net investment income .......................... (0.22) (0.19) (0.24) (0.27) (0.28)
Net asset value, end of year ....................... $9.95 $10.94 $11.20 $11.59 $11.02
Total return
d
................................... (7.08)% (0.70)% (1.30)% 7.75% 2.94%
Ratios to average net assets
Expenses
e
.................................... 1.28% 1.26% 1.26% 1.28% 1.28%
Net investment income ........................... 2.15% 1.65% 2.13% 2.25% 2.55%
Supplemental data
Net assets, end of year (000’s) ..................... $17,531 $24,227 $34,896 $45,502 $56,323
Portfolio turnover rate ............................ 37.44% 15.00% 28.27% 7.50% 5.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.73 $10.99 $11.37 $10.82 $10.78
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.26 0.31 0.32 0.35
Net realized and unrealized gains (losses) ........... (0.96) (0.25) (0.37) 0.58 0.04
Total from investment operations .................... (0.67) 0.01 (0.06) 0.90 0.39
Less distributions from:
Net investment income .......................... (0.29) (0.27) (0.32) (0.35) (0.35)
Net asset value, end of year ....................... $9.77 $10.73 $10.99 $11.37 $10.82
Total return .................................... (6.27)% (—)%
d
(0.55)% 8.41% 3.71%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.57% 0.59% 0.60% 0.61%
Expenses net of waiver and payments by affiliates
e
...... 0.60% 0.57%
f
0.57% 0.58% 0.58%
Net investment income ........................... 2.91% 2.39% 2.81% 2.95% 3.25%
Supplemental data
Net assets, end of year (000’s) ..................... $11,709 $13,771 $8,033 $3,642 $1,753
Portfolio turnover rate ............................ 37.44% 15.00% 28.27% 7.50% 5.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.73 $10.98 $11.37 $10.81 $10.77
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.26 0.31 0.32 0.34
Net realized and unrealized gains (losses) ........... (0.97) (0.25) (0.39) 0.58 0.05
Total from investment operations .................... (0.69) 0.01 (0.08) 0.90 0.39
Less distributions from:
Net investment income .......................... (0.28) (0.26) (0.31) (0.34) (0.35)
Net asset value, end of year ....................... $9.76 $10.73 $10.98 $11.37 $10.81
Total return .................................... (6.41)% 0.04% (0.68)% 8.47% 3.68%
Ratios to average net assets
Expenses
d
.................................... 0.64% 0.62% 0.62% 0.63% 0.63%
Net investment income ........................... 2.87% 2.35% 2.81% 2.90% 3.20%
Supplemental data
Net assets, end of year (000’s) ..................... $45,667 $55,284 $57,854 $54,079 $44,264
Portfolio turnover rate ............................ 37.44% 15.00% 28.27% 7.50% 5.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.1%
Delaware 0.6%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/33 ................
$ 1,805,000 $ 1,826,691
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,325,000 1,062,786
Maryland 88.2%
City of Baltimore ,
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5.125%, 6/01/43 . 3,000,000 2,977,743
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/46 ..................... 5,000,000 5,171,403
Wastewater Utility Fund, Revenue, 2022 A, 5%, 7/01/38 ..................... 1,415,000 1,589,768
Wastewater Utility Fund, Revenue, 2022 A, 5%, 7/01/39 ..................... 1,495,000 1,666,615
Water Utility Fund, Revenue, 2020 A, 5%, 7/01/50 ......................... 9,115,000 9,708,653
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2022 , 4.5% , 1/01/42
1,500,000 1,273,657
b
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,815,000 1,817,553
a
County of Frederick , Urbana Community Development Authority , Special Tax , 144A,
2020 C , 4% , 7/01/50 ............................................... 3,995,000 3,427,201
County of Harford ,
Beechtree Estates Development District, Tax Allocation, 2021, Refunding, 4%,
7/01/31 ........................................................ 150,000 157,542
Beechtree Estates Development District, Tax Allocation, 2021, Refunding, 4%,
7/01/36 ........................................................ 750,000 754,601
Beechtree Estates Development District, Tax Allocation, 2021, Refunding, 4%,
7/01/40 ........................................................ 675,000 646,789
County of Prince George's ,
GO, 2018 A, 4%, 7/15/35 ............................................ 5,000,000 5,149,561
GO, 2020 A, 5%, 7/15/40 ............................................ 900,000 968,477
Howard County Housing Commission ,
Revenue, 2013, 5%, 10/01/28 ........................................ 10,000,000 10,103,176
Revenue, 2016, 4%, 6/01/46 ......................................... 2,000,000 1,828,630
Revenue, 2017, 5%, 12/01/46 ........................................ 5,000,000 5,180,281
Maryland Community Development Administration ,
Housing, Revenue, 2019 D, 3%, 7/01/39 ................................ 1,500,000 1,265,943
Housing, Revenue, 2019 D, 3.2%, 7/01/44 ............................... 1,000,000 851,049
Maryland Community Development Administration Local Government Infrastructure ,
Revenue, 2017 A-1, 4%, 6/01/47 ...................................... 2,300,000 2,180,859
Revenue, 2018 A-1, 5%, 6/01/48 ...................................... 1,310,000 1,382,975
Revenue, Senior Lien, 2019 B-1, 4%, 6/01/49 ............................. 3,000,000 2,822,320
Maryland Economic Development Corp. ,
Annapolis Parking System, Revenue, Senior Lien, 2022 A, 5.25%, 6/30/53 ....... 5,000,000 5,179,112
Frostburg State University Project, Revenue, Senior Lien, 2013, Refunding, 5%,
10/01/33 ....................................................... 5,000,000 5,003,756
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 4%, 7/01/40 . 1,000,000 903,252
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 5%, 7/01/50 . 1,250,000 1,237,758
Morgan View & Thurgood Marshall Student Housing, Revenue, 2022 A, 6%, 7/01/58 4,620,000 4,989,386
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/47 ........... 5,000,000 5,029,883
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/52 ........... 5,000,000 5,020,113
University of Maryland College Park, Revenue, 2016, Refunding, AGMC Insured, 5%,
6/01/35 ........................................................ 4,225,000 4,402,288
University of Maryland College Park, Revenue, 2016, Refunding, AGMC Insured, 5%,
6/01/43 ........................................................ 3,305,000 3,376,848
University Park Phase I & II at Salisbury University, Revenue, 2013, Refunding, 5%,
6/01/34 ........................................................ 2,040,000 2,029,440
University Village at Sheppard Pratt, Revenue, 2012, Refunding, 5%, 7/01/27 ..... 1,500,000 1,500,416
University Village at Sheppard Pratt, Revenue, 2012, Refunding, 5%, 7/01/33 ..... 2,495,000 2,494,999
West Village & Millennium Hall Student Housing at Towson University, Revenue,
Senior Lien, 2012, 5%, 7/01/27 ...................................... 1,145,000 1,145,701

Franklin Tax-Free Trust
Schedule of Investments
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... $ 9,750,000 $ 9,811,395
Adventist Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 1/01/38 ... 865,000 763,770
Adventist Healthcare Obligated Group, Revenue, 2021 B, 4%, 1/01/51 .......... 2,000,000 1,652,116
Charlestown Community, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/45 ........ 4,170,000 4,239,013
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 .. 1,715,000 1,500,984
Goucher College, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................. 7,470,000 7,653,211
Johns Hopkins Medical Institutions Parking System, Revenue, 2001, AMBAC
Insured, 5%, 7/01/27 .............................................. 655,000 659,810
Johns Hopkins Medical Institutions Parking System, Revenue, 2004, AMBAC
Insured, 5%, 7/01/34 .............................................. 5,000,000 5,037,048
LifeBridge Health Obligated Group, Revenue, 2016, Refunding, 5%, 7/01/47 ..... 4,000,000 4,072,440
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/44 ..... 2,000,000 2,046,675
Loyola University Maryland, Inc., Revenue, 2014, Refunding, 5%, 10/01/45 ...... 2,250,000 2,293,474
Loyola University Maryland, Inc., Revenue, 2019 A, Refunding, 5%, 10/01/49 ..... 2,000,000 2,115,643
Maryland Institute College of Art, Revenue, 2012, 5%, 6/01/29 ................ 1,000,000 1,000,865
Maryland Institute College of Art, Revenue, 2016, Refunding, 4%, 6/01/42 ....... 5,325,000 4,926,693
MedStar Health Obligated Group, Revenue, 1997, AMBAC Insured, ETM, 5%,
7/01/27 ........................................................ 7,240,000 7,546,694
MedStar Health Obligated Group, Revenue, 2013 A, 5%, 8/15/38 .............. 5,000,000 5,019,931
MedStar Health Obligated Group, Revenue, 2015, Refunding, 5%, 8/15/38 ....... 2,100,000 2,133,084
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 5,000,000 5,098,695
Meritus Medical Center Obligated Group, Revenue, 2015, Refunding, 5%, 7/01/40 . 8,535,000 8,641,961
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/28 .......... 630,000 669,002
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/30 .......... 1,125,000 1,216,271
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/32 .......... 800,000 868,548
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/34 .......... 350,000 348,018
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/36 .......... 1,125,000 1,088,486
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/40 .......... 1,850,000 1,719,693
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/46 .......... 1,000,000 882,998
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/55 .......... 3,250,000 2,737,122
Trinity Health Corp. Obligated Group, Revenue, 2017 MD, 5%, 12/01/46 ........ 1,680,000 1,713,736
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/39 ............................................ 10,000,000 10,343,716
University of Maryland Medical System Obligated Group, Revenue, 2017 D, 4%,
7/01/48 ........................................................ 5,000,000 4,578,319
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/43 .............. 1,100,000 1,015,916
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/48 .............. 610,000 551,752
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund, Revenue, 2016, Pre-
Refunded, 5%, 5/01/46 ............................................ 4,085,000 4,344,756
Baltimore City Public School Construction Financing Fund, Revenue, 2020 A, 5%,
5/01/50 ........................................................ 12,225,000 12,985,060
Built to Learn, Revenue, 2021, 4%, 6/01/35 .............................. 1,590,000 1,627,327
Built to Learn, Revenue, 2022 A, 4%, 6/01/47 ............................. 5,000,000 4,585,470
Maryland State Transportation Authority ,
Revenue, 2020, 4%, 7/01/45 ......................................... 4,000,000 3,857,761
Revenue, 2021 A, Refunding, 5%, 7/01/46 ............................... 4,900,000 5,307,606
State of Maryland , GO , 2022 A , 5% , 6/01/37 ...............................
10,000,000 11,460,905
State of Maryland Department of Transportation ,
Maryland Aviation Administration, Revenue, 2021 B, 5%, 8/01/46 .............. 3,000,000 3,086,241
Maryland Aviation Administration, Revenue, 2021 B, 4%, 8/01/51 .............. 3,500,000 3,147,835
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/36 ............... 2,700,000 2,513,080
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/37 ............... 3,095,000 2,836,043

Franklin Tax-Free Trust
Schedule of Investments
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
University System of Maryland , Revenue , 2021 A , Refunding , 4% , 4/01/32 ........
$ 2,855,000 $ 3,099,558
Washington Suburban Sanitary Commission ,
Revenue, 2023, 4%, 6/01/49 ......................................... 9,500,000 9,182,041
Revenue, Second Series, 2016, 4%, 6/01/43 ............................. 5,000,000 4,922,151
280,140,661
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority , Revenue , 2022 BB , 4% , 6/15/39 ...
2,500,000 2,417,313
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 700,000 560,427
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 700,000 558,709
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 1,350,000 845,501
1,964,637
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 550,000 565,367
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,000,000 741,739
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 951,075
2,258,181
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 560,451
Wisconsin 1.0%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 633,883
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 2,000,000 2,000,000
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 500,000 494,741
3,128,624
U.S. Territories 6.7%
District of Columbia 3.2%
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/42 ........................................ 2,500,000 2,616,701
Dedicated, Revenue, 2020 A, 5%, 7/15/45 ............................... 2,500,000 2,668,322
Dedicated, Revenue, 2021 A, 4%, 7/15/43 ............................... 1,750,000 1,681,668
Dedicated, Revenue, 2021 A, 5%, 7/15/46 ............................... 3,000,000 3,219,448
10,186,139
Puerto Rico 3.5%
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 2,550,000 2,578,018
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 2,000,000 2,005,189
c
Revenue, WW, 5.5%, 7/01/38 ......................................... 1,975,000 1,397,312
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 94,046 87,228
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 61,117 38,198
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 104,547 58,041
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 3,600,000 3,226,976

Franklin Tax-Free Trust
Schedule of Investments
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. $ 1,900,000 $ 1,762,820
11,153,782
Total U.S. Territories .................................................................... 21,339,921
Total Municipal Bonds (Cost $334,791,804) .....................................
314,699,265
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
Maryland 0.2%
d
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 2.4% ,
11/01/37 ........................................................ 500,000 500,000
Total Municipal Bonds (Cost $500,000) .........................................
500,000
Total Short Term Investments (Cost $500,000 ) ..................................
500,000
a
Total Investments (Cost $335,291,804) 99.3% ...................................
$315,199,265
Other Assets, less Liabilities 0.7% .............................................
2,467,438
Net Assets 100.0% ...........................................................
$317,666,703
See Abbreviations on page 148 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $11,277,804, representing 3.6% of net assets.
b
The maturity date shown represents the mandatory put date.
c
See Note 7 regarding defaulted securities.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.48 $11.85 $12.09 $11.47 $11.41
Income from investment operations
c
:
Net investment income
d
......................... 0.31 0.28 0.29 0.31 0.16
Net realized and unrealized gains (losses) ........... (1.22) (0.37) (0.24) 0.63 0.06
Total from investment operations .................... (0.91) (0.09) 0.05 0.94 0.22
Less distributions from:
Net investment income .......................... (0.30) (0.28) (0.29) (0.32) (0.16)
Net asset value, end of year ....................... $10.27 $11.48 $11.85 $12.09 $11.47
Total return
e
................................... (7.92)% (0.84)% 0.41% 8.32% 1.98%
Ratios to average net assets
f
Expenses
g
.................................... 0.82% 0.81% 0.81% 0.81% 0.84%
Net investment income ........................... 2.90% 2.33% 2.42% 2.62% 2.96%
Supplemental data
Net assets, end of year (000’s) ..................... $166,355 $208,059 $169,677 $122,845 $63,400
Portfolio turnover rate ............................ 26.78% 21.64% 18.20% 14.83% 9.79%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.48 $11.84 $12.09 $11.46 $11.38
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.30 0.31 0.33 0.35
Net realized and unrealized gains (losses) ........... (1.21) (0.36) (0.26) 0.64 0.09
Total from investment operations .................... (0.89) (0.06) 0.05 0.97 0.44
Less distributions from:
Net investment income .......................... (0.32) (0.30) (0.30) (0.34) (0.36)
Net asset value, end of year ....................... $10.27 $11.48 $11.84 $12.09 $11.46
Total return
d
................................... (7.78)% (0.60)% 0.48% 8.58% 3.90%
Ratios to average net assets
Expenses
e
.................................... 0.67% 0.66% 0.66% 0.66% 0.69%
Net investment income ........................... 3.05% 2.49% 2.58% 2.77% 3.11%
Supplemental data
Net assets, end of year (000’s) ..................... $439,718 $588,698 $647,517 $708,399 $700,839
Portfolio turnover rate ............................ 26.78% 21.64% 18.20% 14.83% 9.79%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.60 $11.97 $12.21 $11.58 $11.49
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.23 0.24 0.26 0.29
Net realized and unrealized gains (losses) ........... (1.23) (0.37) (0.24) 0.65 0.09
Total from investment operations .................... (0.97) (0.14) — 0.91 0.38
Less distributions from:
Net investment income .......................... (0.26) (0.23) (0.24) (0.28) (0.29)
Net asset value, end of year ....................... $10.37 $11.60 $11.97 $12.21 $11.58
Total return
d
................................... (8.38)% (1.23)% 0.01% 7.92% 3.37%
Ratios to average net assets
Expenses
e
.................................... 1.22% 1.20% 1.21% 1.21% 1.24%
Net investment income ........................... 2.45% 1.91% 2.01% 2.22% 2.56%
Supplemental data
Net assets, end of year (000’s) ..................... $33,334 $52,654 $74,779 $104,721 $108,739
Portfolio turnover rate ............................ 26.78% 21.64% 18.20% 14.83% 9.79%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.49 $11.85 $12.10 $11.47 $11.38
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.31 0.32 0.34 0.37
Net realized and unrealized gains (losses) ........... (1.22) (0.36) (0.25) 0.65 0.09
Total from investment operations .................... (0.88) (0.05) 0.07 0.99 0.46
Less distributions from:
Net investment income .......................... (0.33) (0.31) (0.32) (0.36) (0.37)
Net asset value, end of year ....................... $10.28 $11.49 $11.85 $12.10 $11.47
Total return .................................... (7.65)% (0.47)% 0.61% 8.71% 4.12%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.53% 0.53% 0.54% 0.55%
Expenses net of waiver and payments by affiliates
d
...... 0.54%
e
0.52% 0.53%
e
0.53% 0.54%
Net investment income ........................... 3.17% 2.61% 2.70% 2.90% 3.26%
Supplemental data
Net assets, end of year (000’s) ..................... $20,620 $33,747 $30,329 $23,700 $18,929
Portfolio turnover rate ............................ 26.78% 21.64% 18.20% 14.83% 9.79%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.49 $11.85 $12.09 $11.47 $11.38
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.31 0.32 0.34 0.37
Net realized and unrealized gains (losses) ........... (1.22) (0.36) (0.24) 0.63 0.09
Total from investment operations .................... (0.89) (0.05) 0.08 0.97 0.46
Less distributions from:
Net investment income .......................... (0.33) (0.31) (0.32) (0.35) (0.37)
Net asset value, end of year ....................... $10.27 $11.49 $11.85 $12.09 $11.47
Total return .................................... (7.77)% (0.50)% 0.66% 8.59% 4.09%
Ratios to average net assets
Expenses
d
.................................... 0.57% 0.56% 0.56% 0.56% 0.59%
Net investment income ........................... 3.15% 2.59% 2.68% 2.87% 3.21%
Supplemental data
Net assets, end of year (000’s) ..................... $70,684 $86,643 $85,456 $82,970 $60,117
Portfolio turnover rate ............................ 26.78% 21.64% 18.20% 14.83% 9.79%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.0%
California 0.1%
Santa Barbara Secondary High School District , GO , 2011 A , Zero Cpn ., 8/01/40 ....
$ 1,790,000 $ 828,801
Delaware 0.1%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/33 ................
1,000,000 1,012,017
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 5,544,000 4,616,336
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 850,000 573,014
5,189,350
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,250,000 2,606,834
Missouri 88.9%
Affton School District No. 101 ,
GO, 2017 A, Refunding, 5%, 3/01/32 ................................... 1,500,000 1,618,896
GO, 2017 A, Refunding, 5%, 3/01/33 ................................... 1,595,000 1,720,403
GO, 2017 A, Refunding, 5%, 3/01/34 ................................... 1,700,000 1,829,580
GO, 2017 A, Refunding, 5%, 3/01/35 ................................... 1,810,000 1,939,795
GO, 2017 A, Refunding, 5%, 3/01/36 ................................... 1,920,000 2,046,583
Bi-State Development Agency of the Missouri-Illinois Metropolitan District , Revenue ,
2020 A , Refunding , 4% , 10/01/44 ...................................... 6,000,000 5,592,465
Cape Girardeau County Industrial Development Authority ,
Procter & Gamble Co. (The), Revenue, 1998, 5.3%, 5/15/28 .................. 6,875,000 6,888,517
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/41 ............. 3,010,000 2,600,650
SoutheastHEALTH Obligated Group, Revenue, 2021, 3%, 3/01/46 ............. 3,000,000 2,003,536
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/46 ............. 8,730,000 7,332,000
St. Francis Obligated Group, Revenue, 2016, Refunding, 5%, 6/01/39 .......... 7,110,000 7,227,887
Cape Girardeau County School District No. R-2 , GO , 2018 , 5% , 3/01/38 ..........
2,195,000 2,376,066
City of Bridgeton ,
Sales Tax, Revenue, 2021 A, Refunding, 2%, 12/01/32 ...................... 500,000 411,754
Sales Tax, Revenue, 2021 A, Refunding, 2.125%, 12/01/33 .................. 1,170,000 959,474
City of Kansas City ,
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/35 ..................... 1,500,000 1,535,540
Sanitary Sewer System, Revenue, 2023 A, 4%, 1/01/48 ..................... 5,000,000 4,623,210
Water, Revenue, 2017 A, 4%, 12/01/41 ................................. 4,970,000 4,906,945
Water, Revenue, 2023 A, 4%, 12/01/47 ................................. 2,120,000 1,993,588
City of Marshfield , Waterworks & Sewer System , Revenue , 2020 B , AGMC Insured ,
5% , 2/01/47 ...................................................... 1,775,000 1,858,462
City of Peculiar , Water & Sewer , Revenue , 2017 , AGMC Insured , 4% , 6/01/42 ......
2,405,000 2,389,258
City of Republic , Revenue , 2022 , 3% , 5/01/47 ..............................
5,000,000 3,660,976
City of St. Charles ,
COP, 2020 B, Refunding, 3%, 2/01/38 .................................. 1,200,000 1,036,668
COP, 2020 B, Refunding, 3%, 2/01/39 .................................. 1,500,000 1,279,508
City of St. Louis ,
Airport, Revenue, 2005, Refunding, NATL Insured, 5.5%, 7/01/29 .............. 13,070,000 14,912,998
Airport, Revenue, 2017 A, Refunding, AGMC Insured, 5%, 7/01/25 ............. 5,000,000 5,202,647
Airport, Revenue, 2017 C, Refunding, AGMC Insured, 5%, 7/01/47 ............. 3,170,000 3,272,144
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/35 ............. 1,000,000 1,038,566
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/36 ............. 2,125,000 2,195,608
Airport, Revenue, 2019 A, 5%, 7/01/49 .................................. 2,500,000 2,595,717
Airport, Revenue, 2019 C, Refunding, 5%, 7/01/27 ......................... 1,705,000 1,837,528
Clay County Reorganized School District No. R-1 ,
GO, 2017, 3%, 3/01/36 ............................................. 1,540,000 1,394,791
GO, 2017, 3.125%, 3/01/37 .......................................... 1,855,000 1,664,466

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Community College District of Central Southwest Missouri ,
COP, 2021, 3%, 3/01/40 ............................................. $ 575,000 $ 476,885
COP, 2021, 3%, 3/01/41 ............................................. 400,000 325,943
Ferguson Reorganized School District No. R-2 ,
GO, 2018, 4%, 5/01/32 ............................................. 1,000,000 1,023,513
GO, 2018, 5%, 5/01/38 ............................................. 2,250,000 2,393,917
Hannibal Board of Public Works ,
COP, 2022, 3.625%, 4/01/44 ......................................... 1,000,000 831,011
COP, 2022, 3.75%, 4/01/47 .......................................... 1,000,000 835,071
Health & Educational Facilities Authority of the State of Missouri ,
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/40 ...... 1,650,000 1,590,453
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/45 ...... 1,300,000 1,207,303
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 3%, 7/01/51 ..... 13,000,000 9,386,463
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/38 ................. 11,680,000 11,516,002
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/44 ................. 2,760,000 2,695,256
CoxHealth Obligated Group, Revenue, 2015 A, Refunding, 5%, 11/15/34 ........ 3,200,000 3,284,688
CoxHealth Obligated Group, Revenue, 2015 A, Refunding, 5%, 11/15/39 ........ 6,690,000 6,762,973
CoxHealth Obligated Group, Revenue, 2019 A, 4%, 11/15/44 ................. 5,000,000 4,755,095
Kansas City University, Revenue, 2017 A, 5%, 6/01/42 ...................... 2,800,000 2,981,470
Kansas City University, Revenue, 2017 A, 5%, 6/01/47 ...................... 4,875,000 5,167,456
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/40 ........................................................ 2,060,000 1,510,260
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/41 ........................................................ 2,120,000 1,531,145
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/46 ........................................................ 5,590,000 3,740,619
Lutheran Senior Services Obligated Group, Revenue, 2016 A, 5%, 2/01/46 ....... 4,000,000 3,682,448
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 11,575,000 10,656,083
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/34 ....... 2,000,000 1,973,459
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/42 ....... 1,750,000 1,640,017
Lutheran Senior Services Obligated Group, Revenue, 2019 C, Refunding, 4%,
2/01/33 ........................................................ 1,730,000 1,564,449
Lutheran Senior Services Obligated Group, Revenue, 2019 C, Refunding, 4%,
2/01/48 ........................................................ 485,000 372,795
Lutheran Senior Services Obligated Group, Revenue, 2021, 4%, 2/01/30 ........ 2,035,000 1,911,526
Lutheran Senior Services Obligated Group, Revenue, 2021, 4%, 2/01/42 ........ 9,900,000 7,976,713
Maryville University of St. Louis, Revenue, 2015, 5%, 6/15/44 ................. 5,000,000 5,008,107
Maryville University of St. Louis, Revenue, 2019 A, 5%, 6/15/45 ............... 4,000,000 4,010,102
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/34 ...... 4,345,000 4,196,166
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/38 ...... 4,885,000 4,449,696
Maryville University of St. Louis, Revenue, 2022 A, Refunding, 3.125%, 6/15/38 ... 2,300,000 1,836,316
Maryville University of St. Louis, Revenue, 2022 A, Refunding, 3.375%, 6/15/45 ... 1,000,000 743,778
Mercy Health, Revenue, 2012, 4%, 11/15/42 ............................. 8,000,000 7,592,050
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 25,222,352
Mercy Health, Revenue, 2015 B, Refunding, 5%, 2/01/45 .................... 6,870,000 6,960,371
Mercy Health, Revenue, 2017 C, Refunding, 5%, 11/15/42 ................... 9,720,000 9,969,296
Mercy Health, Revenue, 2017 C, Refunding, 4%, 11/15/47 ................... 10,000,000 9,290,322
Mercy Health, Revenue, 2020, 4%, 6/01/53 .............................. 2,000,000 1,802,276
Mosaic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 2/15/54 4,000,000 3,636,193
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 13,500,000 13,762,645
St. Louis University, Revenue, 2015 A, 5%, 10/01/38 ....................... 10,000,000 10,371,390
St. Louis University, Revenue, 2017 A, 5%, 10/01/42 ....................... 9,200,000 9,656,356
St. Louis University, Revenue, 2017 A, 5%, 10/01/47 ....................... 5,800,000 6,061,193
St. Louis University, Revenue, 2019 A, 5%, 10/01/46 ....................... 5,775,000 6,146,694
St. Luke's Health System Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/35 3,950,000 4,083,566

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
91
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/43 ....................................................... $ 2,000,000 $ 2,052,916
St. Luke's Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/50 2,500,000 2,218,312
University of Central Missouri, Revenue, 2013 C-2, 5%, 10/01/34 .............. 5,000,000 5,023,551
Howard Bend Levee District ,
Special Tax, 2021, 2.75%, 3/01/31 ..................................... 400,000 341,031
Special Tax, 2021, 3%, 3/01/36 ....................................... 500,000 403,179
Special Tax, 2021, 3.125%, 3/01/41 .................................... 1,000,000 761,040
Special Tax, 2022, 3.375%, 3/01/32 .................................... 75,000 65,782
Special Tax, 2022, 3.5%, 3/01/37 ...................................... 175,000 145,676
Special Tax, 2022, 3.625%, 3/01/42 .................................... 200,000 159,064
Jackson County School District No. R-IV Blue Springs ,
GO, 2018 A, 5.5%, 3/01/36 ........................................... 3,000,000 3,374,053
GO, 2018 A, 5.5%, 3/01/37 ........................................... 2,000,000 2,234,259
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
2,070,000 2,184,049
Jefferson County School District No. R-VI ,
Festus, COP, 2021 B, 4%, 4/01/40 ..................................... 575,000 556,455
Festus, COP, 2021 B, 4%, 4/01/41 ..................................... 500,000 482,660
Festus, COP, 2021 B, 3%, 4/01/42 ..................................... 500,000 392,129
Festus, COP, 2021 B, 3%, 4/01/44 ..................................... 1,500,000 1,149,680
Festus, COP, 2021 B, 2.375%, 4/01/46 .................................. 2,000,000 1,346,330
Joplin Industrial Development Authority , Freeman Health System Obligated Group ,
Revenue , 2015 , Refunding , 5% , 2/15/35 ................................. 4,000,000 4,041,618
Kansas City Industrial Development Authority ,
Revenue, 2011 A, Refunding, 5.5%, 9/01/29 .............................. 5,000,000 5,009,595
Revenue, 2011 A, Refunding, 5.5%, 9/01/30 .............................. 12,000,000 12,023,621
Revenue, 2011 A, Refunding, 5%, 9/01/32 ............................... 3,000,000 3,005,011
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 9,000,000 9,151,999
City of Kansas City Airport, Revenue, 2019 B, AGMC Insured, 5%, 3/01/49 ....... 3,000,000 3,054,150
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/54 ................... 31,770,000 32,116,140
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 4%, 3/01/57 ....... 10,900,000 9,714,665
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 5%, 3/01/57 ....... 100,000 101,898
Liberty Public School District No. 53 , GO , 2018 , 4% , 3/01/37 ...................
4,500,000 4,515,913
Metropolitan St. Louis Sewer District ,
Revenue, 2016 C, Refunding, 5%, 5/01/46 ............................... 24,700,000 25,700,560
Revenue, 2017 A, Refunding, 5%, 5/01/47 ............................... 15,000,000 15,758,736
Missouri Development Finance Board ,
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/30 ............... 930,000 973,351
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/36 ............... 1,140,000 1,076,990
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/37 ............... 500,000 462,492
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/41 ............... 515,000 457,313
City of Independence, Revenue, 2021, Refunding, 3%, 3/01/46 ............... 2,640,000 1,831,226
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/51 ............... 9,445,000 7,879,580
Procter & Gamble Co. (The), Revenue, 1999, 5.2%, 3/15/29 .................. 3,000,000 3,346,300
Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis,
Revenue, 2022, 5.25%, 5/01/55 ..................................... 2,500,000 2,678,400
Missouri Housing Development Commission ,
Revenue, 2018 B, GNMA Insured, 4%, 11/01/38 ........................... 820,000 807,287
Revenue, 2019 C, GNMA Insured, 3%, 11/01/44 ........................... 3,045,000 2,849,499
Revenue, 2020 C, GNMA Insured, 2.4%, 11/01/45 ......................... 2,010,000 1,469,731
Revenue, 2020 D, GNMA Insured, 2.55%, 11/01/50 ........................ 2,715,000 2,045,058
Revenue, 2021 B, GNMA Insured, 2.2%, 11/01/46 ......................... 1,160,000 824,420
Revenue, 2021 B, GNMA Insured, 2.3%, 11/01/51 ......................... 7,220,000 5,145,556
Revenue, 2022 A, GNMA Insured, 3%, 11/01/37 ........................... 1,295,000 1,136,439
Revenue, 2022 A, GNMA Insured, 3.125%, 11/01/42 ....................... 3,425,000 2,834,694
Revenue, 2022 C, GNMA Insured, 4.3%, 11/01/47 ......................... 2,000,000 1,935,623

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
92
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri Housing Development Commission, (continued)
Revenue, 2022 C, GNMA Insured, 4.35%, 11/01/52 ........................ $ 2,500,000 $ 2,401,594
Missouri Joint Municipal Electric Utility Commission ,
Iatan 2 Project, Revenue, 2015 A, Refunding, 5%, 12/01/35 .................. 7,335,000 7,487,099
MoPEP 1 Pool Fund, Revenue, 2018, 5%, 12/01/43 ........................ 2,000,000 2,056,528
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/33 ................ 7,500,000 7,632,265
Prairie State Project, Revenue, 2016 A, Refunding, 5%, 12/01/40 .............. 27,950,000 28,541,008
Monarch-Chesterfield Levee District , Special Tax , 2015 , Refunding , 5% , 3/01/40 ....
4,395,000 4,459,418
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,000,000 4,602,758
Normandy Schools Collaborative ,
GO, 2021 B, 2%, 3/01/40 ............................................ 2,050,000 1,420,798
GO, 2021 B, 2%, 3/01/41 ............................................ 1,700,000 1,161,488
Poplar Bluff Regional Transportation Development District ,
Sales Tax, Revenue, 2023 B, Refunding, 3.375%, 12/01/31 .................. 2,000,000 1,923,416
Sales Tax, Revenue, 2023 B, Refunding, 4%, 12/01/37 ...................... 2,600,000 2,516,528
Riverside- Quindaro Bend Levee District of Platte County , Special Assessment , 2017 ,
Refunding , 5% , 3/01/29 ............................................. 2,585,000 2,661,821
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/40 ................................. 5,075,000 4,725,837
Revenue, 2020, Refunding, 4%, 4/01/43 ................................. 2,580,000 2,373,448
Springfield School District No. R-12 , GO , 2013 , Refunding , 5% , 3/01/33 ..........
1,000,000 1,000,000
St. Charles County Public Water Supply District No. 2 , COP , 2022 , 4% , 12/01/44 ....
5,000,000 4,843,729
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 15,507,192
St. Louis County Industrial Development Authority ,
Friendship Village St. Louis Obligated Group, Revenue, 2013 A, 5.875%, 9/01/43 .. 7,000,000 7,012,674
Friendship Village St. Louis Obligated Group, Revenue, 2017, Refunding, 5%,
9/01/48 ........................................................ 7,095,000 6,166,097
St. Louis Land Clearance for Redevelopment Authority ,
Revenue, 2021, 2.125%, 7/15/39 ...................................... 3,680,000 2,558,015
Revenue, 2021, 2.25%, 7/15/41 ....................................... 3,845,000 2,637,141
Revenue, 2021 A, Refunding, 2.125%, 4/01/39 ............................ 6,705,000 4,667,487
City of St. Louis, Revenue, 2022 C, 5%, 6/01/36 ........................... 2,025,000 2,101,614
City of St. Louis, Revenue, 2022 C, 5%, 6/01/41 ........................... 2,000,000 2,024,432
City of St. Louis, Revenue, 2022 C, 5.125%, 6/01/46 ....................... 2,600,000 2,634,525
St. Louis Municipal Finance Corp. ,
City of St. Louis, Revenue, 2020, AGMC Insured, 5%, 10/01/45 ............... 3,685,000 3,872,680
City of St. Louis, Revenue, 2020, AGMC Insured, 5%, 10/01/49 ............... 4,175,000 4,350,797
St. Louis Municipal Library District , COP , 2020 , Refunding , BAM Insured , 4% , 3/15/48
2,800,000 2,567,708
Washington Industrial Development Authority , Revenue , 2021 , Refunding , 2.5% ,
11/01/29 ........................................................ 390,000 353,745
649,637,981
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,396,834
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,900,000 1,521,158
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,900,000 1,516,496
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn ., 6/01/52 3,200,000 2,004,151
5,041,805

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
93
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 1.0%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... $ 2,000,000 $ 2,055,878
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,500,000 1,854,348
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 2.5%,
9/01/41 ........................................................ 525,000 356,063
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/44 700,000 502,027
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,200,000 2,341,108
7,109,424
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,521,224
Wisconsin 1.6%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,900,000 1,505,473
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 3,250,000 2,602,906
FAH Tree House LLC, Revenue, 144A, 2023 A, 6.5%, 8/01/53 ................ 1,500,000 1,495,941
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 4,900,000 4,900,000
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 1,500,000 1,484,224
11,988,544
U.S. Territories 4.1%
Guam 0.8%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 5,811,981
Puerto Rico 3.3%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/36 ................
6,200,000 6,255,220
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 5,205,000 5,262,190
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 500,000 504,453
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,750,000 1,754,540
b
Revenue, WW, 5.5%, 7/01/38 ......................................... 4,690,000 3,318,175
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 165,992 153,958
Revenue, 2022 B, Zero Cpn ., 7/01/32 ................................... 107,872 67,420
Revenue, 2022 C, Zero Cpn ., 7/01/53 .................................. 184,525 102,443
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 1,404,000 1,258,520
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 6,000,000 5,566,800
24,243,719
Total U.S. Territories .................................................................... 30,055,700
Total Municipal Bonds (Cost $768,360,043) .....................................
716,388,514
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
94
Short Term Investments 0.0%
†
a a
Principal
Amount
a
Value
Municipal Bonds 0.0%
†
Missouri 0.0%
†
c
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2000 B , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
2.45% , 3/01/40 ................................................... $ 300,000 $ 300,000
Total Municipal Bonds (Cost $300,000) .........................................
300,000
Total Short Term Investments (Cost $300,000 ) ..................................
300,000
a
Total Investments (Cost $768,660,043) 98.0% ...................................
$716,688,514
Other Assets, less Liabilities 2.0% .............................................
14,023,784
Net Assets 100.0% ...........................................................
$730,712,298
See Abbreviations on page 148 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $25,807,215, representing 3.5% of net assets.
b
See Note 7 regarding defaulted securities.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
95
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.31 $11.62 $11.84 $11.30 $11.26
Income from investment operations
c
:
Net investment income
d
......................... 0.24 0.21 0.27 0.28 0.15
Net realized and unrealized gains (losses) ........... (1.07) (0.31) (0.23) 0.56 0.04
Total from investment operations .................... (0.83) (0.10) 0.04 0.84 0.19
Less distributions from:
Net investment income .......................... (0.23) (0.21) (0.26) (0.30) (0.15)
Net asset value, end of year ....................... $10.25 $11.31 $11.62 $11.84 $11.30
Total return
e
................................... (7.31)% (0.89)% 0.38% 7.50% 1.77%
Ratios to average net assets
f
Expenses
g
.................................... 0.84% 0.82% 0.81% 0.82% 0.83%
Net investment income ........................... 2.26% 1.81% 2.27% 2.48% 2.86%
Supplemental data
Net assets, end of year (000’s) ..................... $133,789 $167,474 $145,847 $101,981 $49,192
Portfolio turnover rate ............................ 16.87% 23.40% 15.09% 15.22% 11.61%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
96
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.31 $11.62 $11.84 $11.30 $11.28
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.23 0.29 0.30 0.34
Net realized and unrealized gains (losses) ........... (1.06) (0.31) (0.23) 0.56 0.03
Total from investment operations .................... (0.81) (0.08) 0.06 0.86 0.37
Less distributions from:
Net investment income .......................... (0.25) (0.23) (0.28) (0.32) (0.35)
Net asset value, end of year ....................... $10.25 $11.31 $11.62 $11.84 $11.30
Total return
d
................................... (7.17)% (0.65)% 0.44% 7.66% 3.32%
Ratios to average net assets
Expenses
e
.................................... 0.69% 0.67% 0.67% 0.67% 0.68%
Net investment income ........................... 2.41% 1.97% 2.44% 2.63% 3.01%
Supplemental data
Net assets, end of year (000’s) ..................... $339,756 $462,916 $521,406 $567,825 $577,052
Portfolio turnover rate ............................ 16.87% 23.40% 15.09% 15.22% 11.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
97
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.49 $11.81 $12.04 $11.49 $11.46
Income from investment operations
b
:
Net investment income
c
......................... 0.19 0.17 0.22 0.24 0.28
Net realized and unrealized gains (losses) ........... (1.07) (0.33) (0.23) 0.56 0.03
Total from investment operations .................... (0.88) (0.16) (0.01) 0.80 0.31
Less distributions from:
Net investment income .......................... (0.19) (0.16) (0.22) (0.25) (0.28)
Net asset value, end of year ....................... $10.42 $11.49 $11.81 $12.04 $11.49
Total return
d
................................... (7.66)% (1.36)% (0.11)% 7.07% 2.78%
Ratios to average net assets
Expenses
e
.................................... 1.23% 1.21% 1.21% 1.22% 1.23%
Net investment income ........................... 1.81% 1.40% 1.87% 2.08% 2.46%
Supplemental data
Net assets, end of year (000’s) ..................... $27,303 $42,794 $63,485 $90,244 $105,371
Portfolio turnover rate ............................ 16.87% 23.40% 15.09% 15.22% 11.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
98
In
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.30 $11.61 $11.84 $11.29 $11.27
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.25 0.30 0.32 0.35
Net realized and unrealized gains (losses) ........... (1.07) (0.31) (0.23) 0.56 0.03
Total from investment operations .................... (0.80) (0.06) 0.07 0.88 0.38
Less distributions from:
Net investment income .......................... (0.26) (0.25) (0.30) (0.33) (0.36)
Net asset value, end of year ....................... $10.24 $11.30 $11.61 $11.84 $11.29
Total return .................................... (7.05)% (0.60)% 0.57% 7.90% 3.45%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.54% 0.54% 0.55% 0.56%
Expenses net of waiver and payments by affiliates
d
...... 0.55% 0.53% 0.53% 0.54% 0.54%
Net investment income ........................... 2.56% 2.10% 2.56% 2.76% 3.15%
Supplemental data
Net assets, end of year (000’s) ..................... $20,233 $23,000 $17,426 $10,948 $7,776
Portfolio turnover rate ............................ 16.87% 23.40% 15.09% 15.22% 11.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
99
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.31 $11.62 $11.84 $11.30 $11.28
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.24 0.30 0.31 0.35
Net realized and unrealized gains (losses) ........... (1.06) (0.31) (0.23) 0.56 0.03
Total from investment operations .................... (0.80) (0.07) 0.07 0.87 0.38
Less distributions from:
Net investment income .......................... (0.26) (0.24) (0.29) (0.33) (0.36)
Net asset value, end of year ....................... $10.25 $11.31 $11.62 $11.84 $11.30
Total return .................................... (7.08)% (0.64)% 0.63% 7.77% 3.42%
Ratios to average net assets
Expenses
d
.................................... 0.59% 0.57% 0.57% 0.57% 0.58%
Net investment income ........................... 2.52% 2.06% 2.53% 2.73% 3.11%
Supplemental data
Net assets, end of year (000’s) ..................... $115,439 $132,919 $121,041 $105,851 $84,506
Portfolio turnover rate ............................ 16.87% 23.40% 15.09% 15.22% 11.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
100
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,571,719
Total Corporate Bonds (Cost $1,600,000) .......................................
1,571,719
Municipal Bonds 98.3%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,300,000 1,915,479
Florida 1.3%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 4,680,000 3,896,907
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,500,000 1,011,201
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,750,000 3,046,875
7,954,983
Illinois 0.6%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
500,000 488,319
State of Illinois ,
GO, 2016, 5%, 11/01/34 ............................................. 1,100,000 1,129,025
GO, 2021 A, 5%, 3/01/33 ............................................ 2,000,000 2,120,221
3,737,565
Kentucky 0.6%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 5,600,000 3,662,448
New Jersey 1.0%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/41 ...
1,000,000 941,072
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 2,900,000 2,977,310
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 1,000,000 916,944
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 354,992
Revenue, 2020 AA, 5%, 6/15/50 ....................................... 1,290,000 1,329,617
6,519,935
New York 1.4%
Metropolitan Transportation Authority ,
Revenue, 2020 E, Refunding, 4%, 11/15/45 .............................. 1,595,000 1,395,591
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 5,325,000 4,577,504
Revenue, 2021 A-2, 4%, 11/15/41 ..................................... 3,000,000 2,708,827
8,681,922
North Carolina 86.5%
Cape Fear Public Utility Authority , Revenue , 2019 A , Refunding , 4% , 8/01/44 .......
7,570,000 7,398,489
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/15/40 ....... 20,000,000 20,489,630
Atrium Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 1/15/36 ....... 5,000,000 5,350,753
Atrium Health Obligated Group, Revenue, 2022 A, Refunding, 4%, 1/15/43 ....... 2,000,000 1,921,934
City of Charlotte ,
COP, 2019 A, Refunding, 5%, 6/01/44 .................................. 8,250,000 8,814,087
Airport, Revenue, 2019 A, 4%, 7/01/44 .................................. 3,550,000 3,363,750
Airport, Revenue, 2019 A, 5%, 7/01/49 .................................. 4,460,000 4,696,411
Airport, Revenue, 2019 B, 4%, 7/01/44 .................................. 5,515,000 5,138,638
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/36 ......................... 1,790,000 1,822,681
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/39 ......................... 8,000,000 7,948,659
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/41 ......................... 4,610,000 4,471,356
Storm Water, Revenue, 2014, Refunding, 5%, 12/01/39 ..................... 7,970,000 8,204,139

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
101
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Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Charlotte, (continued)
Water & Sewer System, Revenue, 2015, Refunding, 5%, 7/01/40 .............. $ 10,000,000 $ 10,372,115
Water & Sewer System, Revenue, 2018, Refunding, 4%, 7/01/37 .............. 5,000,000 5,047,659
Water & Sewer System, Revenue, 2020, Refunding, 2%, 7/01/41 .............. 500,000 337,248
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
4,015,000 3,945,552
City of Greensboro , Combined Water & Sewer System , Revenue , 2020 A , Refunding ,
4% , 6/01/45 ...................................................... 4,500,000 4,397,369
City of Raleigh ,
Combined Enterprise System, Revenue, 2016 A, 4%, 3/01/46 ................. 5,000,000 4,879,546
Combined Enterprise System, Revenue, 2016 B, Refunding, 4%, 3/01/34 ........ 1,000,000 1,029,271
City of Salisbury , Combined Enterprise System , Revenue , 2020 , Refunding , 5% ,
2/01/45 ......................................................... 1,000,000 1,072,470
City of Winston-Salem ,
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/34 ............ 1,350,000 1,381,218
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/37 ............ 5,000,000 5,030,843
Water & Sewer System, Revenue, 2017, 4%, 6/01/47 ....................... 10,000,000 9,686,135
County of Brunswick , GO , 2022 , 4% , 8/01/39 ..............................
1,550,000 1,555,548
County of Buncombe , Revenue , 2015 , Refunding , 5% , 6/01/34 .................
3,000,000 3,133,129
County of Dare ,
Revenue, 2021 A, 3%, 6/01/38 ........................................ 375,000 320,065
Revenue, 2021 A, 3%, 6/01/39 ........................................ 585,000 490,690
Revenue, 2021 A, 3%, 6/01/40 ........................................ 250,000 206,050
Revenue, 2021 A, 3%, 6/01/41 ........................................ 450,000 362,585
County of Durham ,
GO, 2019, 4%, 6/01/36 ............................................. 500,000 510,969
GO, 2019, 4%, 6/01/37 ............................................. 450,000 455,073
GO, 2019, 4%, 6/01/39 ............................................. 700,000 701,743
GO, 2021, Refunding, 5%, 6/01/31 ..................................... 750,000 884,503
GO, 2021, Refunding, 5%, 6/01/32 ..................................... 625,000 736,175
County of Guilford , GO , 2017 B , 4% , 5/01/33 ...............................
5,000,000 5,161,971
County of Lincoln ,
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/38 .................. 400,000 340,541
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/41 .................. 480,000 386,332
County of Mecklenburg , GO , 2017 A , 4% , 4/01/30 ...........................
5,000,000 5,235,060
County of New Hanover ,
GO, 2021 A, Refunding, 4%, 8/01/29 ................................... 760,000 820,939
GO, 2021 A, Refunding, 4%, 8/01/30 ................................... 605,000 660,873
Revenue, 2021, Refunding, 5%, 8/01/30 ................................. 3,375,000 3,900,443
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/42 ....................................................... 5,000,000 5,448,260
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/47 ....................................................... 13,565,000 14,781,128
County of Union , Enterprise System , Revenue , 2021 , 4% , 6/01/32 ...............
1,050,000 1,134,932
County of Wake ,
GO, 2019 A, 5%, 3/01/32 ............................................ 7,870,000 8,909,726
Revenue, 2021, 3%, 3/01/35 ......................................... 5,535,000 5,165,300
Revenue, 2021, 3%, 3/01/36 ......................................... 6,000,000 5,465,979
Greenville Utilities Commission , Revenue , 2019 , 5% , 8/01/44 ..................
4,750,000 5,082,575
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/27 .......... 400,000 419,900
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/28 .......... 500,000 530,999
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/29 .......... 550,000 589,410
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/30 .......... 500,000 539,184
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/31 .......... 1,855,000 2,011,201
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/32 .......... 1,000,000 1,079,118
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/33 .......... 1,670,000 1,799,285

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
102
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Principal
Amount
a
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Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Capital Facilities Finance Agency, (continued)
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/34 .......... $ 740,000 $ 724,446
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/35 .......... 360,000 347,313
Duke University, Revenue, 2015 B, Pre-Refunded, 5%, 10/01/41 .............. 13,585,000 14,250,547
Duke University, Revenue, 2016, Refunding, 5%, 10/01/40 ................... 2,500,000 2,643,198
Duke University, Revenue, 2016 B, Refunding, 5%, 7/01/42 .................. 7,500,000 7,921,800
Duke University, Revenue, 2016 B, Refunding, 4%, 10/01/44 ................. 5,085,000 5,077,081
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/44 ................. 11,000,000 11,595,820
High Point University, Revenue, 2021, Refunding, 4%, 5/01/32 ................ 1,000,000 1,028,122
High Point University, Revenue, 2021, Refunding, 4%, 5/01/33 ................ 1,000,000 1,024,290
High Point University, Revenue, 2021, Refunding, 4%, 5/01/34 ................ 2,270,000 2,310,614
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/35 .............. 5,000,000 5,093,172
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/38 .............. 5,500,000 5,519,369
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/39 .............. 5,250,000 5,247,340
Wake Forest University, Revenue, 2018, 4%, 1/01/48 ....................... 20,000,000 18,806,256
Wake Forest University, Revenue, 2018, 5%, 1/01/48 ....................... 13,500,000 14,246,408
North Carolina Central University ,
Revenue, 2019, AGMC Insured, 5%, 4/01/44 ............................. 1,575,000 1,671,378
Revenue, 2019, 4%, 4/01/49 ......................................... 1,000,000 898,273
North Carolina Housing Finance Agency ,
Revenue, 41, GNMA Insured, 3.55%, 7/01/44 ............................. 4,195,000 3,823,588
Revenue, 41, GNMA Insured, 3.625%, 7/01/49 ............................ 6,435,000 5,899,239
Revenue, 42, GNMA Insured, 2.45%, 7/01/34 ............................. 750,000 654,151
Revenue, 42, GNMA Insured, 2.625%, 7/01/39 ............................ 3,035,000 2,435,478
Revenue, 42, GNMA Insured, 2.85%, 1/01/43 ............................. 2,660,000 2,084,049
Revenue, 43, GNMA Insured, 2.8%, 1/01/40 .............................. 4,740,000 3,807,860
Revenue, 43, GNMA Insured, 2.95%, 7/01/43 ............................. 2,180,000 1,726,980
Revenue, 44, 3%, 7/01/46 ........................................... 2,740,000 2,131,979
Revenue, 45, Refunding, GNMA Insured, 2.2%, 7/01/40 ..................... 1,805,000 1,274,847
Revenue, 46-A, GNMA Insured, 1.55%, 1/01/30 ........................... 2,100,000 1,809,269
Revenue, 46-A, GNMA Insured, 1.75%, 1/01/31 ........................... 975,000 830,616
North Carolina Medical Care Commission ,
Caromont Health Obligated Group, Revenue, 2021 A, 4%, 2/01/36 ............. 1,675,000 1,694,628
Duke University Health System, Inc., Revenue, 2016 D, Refunding, 4%, 6/01/42 ... 7,000,000 6,826,093
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/47 .......... 2,935,000 2,162,418
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/51 .......... 960,000 687,124
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/33 ............ 180,000 169,653
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/34 ............ 185,000 172,816
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/41 ............ 920,000 775,274
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/46 ............ 1,665,000 1,337,807
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/51 ............ 1,670,000 1,293,699
Friends Homes Obligated Group, Revenue, 2020 A, 4%, 9/01/50 .............. 3,000,000 2,252,245
Novant Health Obligated Group, Revenue, 2013 A, Refunding, 5%, 11/01/46 ..... 20,000,000 20,005,662
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/49 .............. 6,115,000 5,851,880
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/52 .............. 6,640,000 6,239,732
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/34 ........ 2,050,000 2,064,719
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/49 ........ 5,000,000 4,844,586
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/41 1,020,000 831,367
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/52 3,510,000 2,590,859
Presbyterian Homes Obligated Group, Revenue, 2016 C, Refunding, 5%, 10/01/31 5,000,000 5,079,988
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/45 ......... 1,000,000 820,811
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/45 ......... 3,600,000 3,490,869
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/50 ......... 1,350,000 1,067,434
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/50 ......... 1,400,000 1,337,465
Rex Hospital, Inc. Obligated Group, Revenue, 2020 A, 4%, 7/01/49 ............ 4,000,000 3,756,760
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Pre-Refunded, 5%, 10/01/37 ........................................ 200,000 207,946

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
103
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a
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Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Pre-Refunded, 5%, 10/01/42 ........................................ $ 2,250,000 $ 2,339,396
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Pre-Refunded, 5%, 10/01/47 ........................................ 2,540,000 2,640,918
Vidant Health Obligated Group, Revenue, 2015, Refunding, 5%, 6/01/40 ........ 5,000,000 5,036,010
Wake Forest Baptist Obligated Group, Revenue, 2019 A, 5%, 12/01/33 ......... 1,000,000 1,075,909
North Carolina Municipal Power Agency No. 1 , Revenue , 2015 A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,423,456
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 128,540
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 312,810
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 475,744
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 535,141
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 378,896
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 1,210,000 1,124,062
North Carolina Turnpike Authority ,
Revenue, 2016 A, Refunding, 5%, 7/01/47 ............................... 2,500,000 2,502,301
Revenue, 2018 A, Refunding, 4%, 1/01/36 ............................... 9,875,000 10,068,473
Revenue, 2018 A, Refunding, 4%, 1/01/39 ............................... 9,815,000 9,764,730
Revenue, 2021, Refunding, 5%, 7/01/35 ................................. 1,300,000 1,482,179
Revenue, 2021, Refunding, 5%, 7/01/36 ................................. 1,750,000 1,976,998
Revenue, 2021, Refunding, 5%, 7/01/37 ................................. 1,770,000 1,980,701
Revenue, 2021, Refunding, 5%, 7/01/38 ................................. 1,250,000 1,394,883
Revenue, 2021, Refunding, 5%, 7/01/39 ................................. 1,500,000 1,660,873
Revenue, 2021, Refunding, 5%, 7/01/40 ................................. 1,270,000 1,399,298
Revenue, 2021, Refunding, 5%, 7/01/41 ................................. 2,000,000 2,194,271
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/31 ........... 1,000,000 1,063,680
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/39 ........... 1,200,000 1,234,269
Revenue, Senior Lien, 2019, AGMC Insured, 5%, 1/01/49 ................... 15,430,000 15,876,955
Raleigh Durham Airport Authority ,
Revenue, 2015 A, Refunding, 5%, 5/01/27 ............................... 350,000 365,042
Revenue, 2015 A, Refunding, 5%, 5/01/30 ............................... 550,000 573,769
Revenue, 2020 A, Refunding, 5%, 5/01/36 ............................... 2,580,000 2,748,214
State of North Carolina ,
GO, 2019 B, 5%, 6/01/29 ............................................ 2,500,000 2,846,060
GO, 2020 A, 5%, 6/01/31 ............................................ 2,500,000 2,898,867
Highway Trust Fund, Revenue, 2020 B, 4%, 5/01/35 ....................... 2,750,000 2,862,118
Town of Cary , Combined Utility Systems , Revenue , 2017 B , Refunding , 4% , 12/01/42
8,000,000 7,893,181
Town of Oak Island , Enterprise System , Revenue , 2017 , Refunding , AGMC Insured ,
5% , 6/01/33 ...................................................... 1,000,000 1,078,420
University of North Carolina at Chapel Hill ,
Revenue, 2021 B, Refunding, 5%, 12/01/34 .............................. 1,225,000 1,424,455
Revenue, 2021 B, Refunding, 5%, 12/01/37 .............................. 2,180,000 2,470,882
Hospitals at Chapel Hill, Revenue, 2016, 5%, 2/01/46 ....................... 4,265,000 4,373,159
Hospitals at Chapel Hill, Revenue, 2019, 5%, 2/01/49 ....................... 2,850,000 3,187,743
University of North Carolina Hospitals at Chapel Hill, Revenue, 2019, 5%, 2/01/45 . 4,010,000 4,504,876
University of North Carolina at Charlotte (The) ,
Revenue, 2014, Pre-Refunded, 5%, 4/01/43 .............................. 5,000,000 5,100,424
Revenue, 2017, 5%, 10/01/47 ........................................ 10,000,000 10,458,139
Revenue, 2017 A, Refunding, 4%, 10/01/40 .............................. 2,250,000 2,175,120
Revenue, 2020 A, Refunding, 5%, 10/01/38 .............................. 1,145,000 1,242,295
Revenue, 2020 A, Refunding, 4%, 10/01/40 .............................. 290,000 279,653
University of North Carolina at Greensboro ,
Revenue, 2014, Refunding, 5%, 4/01/39 ................................. 3,500,000 3,555,347
Revenue, 2017, Refunding, 4%, 4/01/35 ................................. 1,205,000 1,229,274
Revenue, 2017, Refunding, 4%, 4/01/36 ................................. 1,000,000 1,012,145

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
104
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a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
University of North Carolina at Greensboro, (continued)
Revenue, 2018, 5%, 4/01/43 ......................................... $ 2,500,000 $ 2,663,061
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
3,000,000 3,080,269
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AGMC Insured , 5% , 10/01/33 ......................................... 160,000 160,052
Western Carolina University ,
Revenue, 2020 B, 3%, 4/01/36 ........................................ 1,000,000 904,243
Revenue, 2020 B, 4%, 4/01/50 ........................................ 5,000,000 4,629,952
550,852,210
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,600,000 1,280,975
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,600,000 1,277,049
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 1,909,747
4,467,771
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,100,000 1,557,652
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/32 200,000 193,781
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/33 200,000 192,470
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,048,470
3,992,373
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,281,030
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,600,000 1,267,766
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 4,200,000 4,200,000
5,467,766
U.S. Territories 4.2%
Guam 0.7%
c
Antonio B Won Pat International Airport Authority ,
Revenue, 2023 A, Refunding, 5.25%, 10/01/30 ............................ 750,000 770,339
Revenue, 2023 A, Refunding, 5.125%, 10/01/34 ........................... 390,000 391,011
Revenue, 2023 A, Refunding, 5.25%, 10/01/35 ............................ 265,000 264,818
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
3,205,000 3,217,167
4,643,335
Puerto Rico 3.5%
Commonwealth of Puerto Rico ,
d
GO, FRN, Zero Cpn., 11/01/43 ........................................ 110,346 47,587
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 25,850 26,704
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 25,431 26,535
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 24,701 26,000
GO, 2022 A-1, 4%, 7/01/33 .......................................... 23,423 20,988
GO, 2022 A-1, 4%, 7/01/35 .......................................... 21,054 18,441
GO, 2022 A-1, 4%, 7/01/37 .......................................... 18,070 15,454
GO, 2022 A-1, 4%, 7/01/41 .......................................... 24,568 20,295
GO, 2022 A-1, 4%, 7/01/46 .......................................... 25,551 20,346
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 7,794 7,315

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
105
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a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, (continued)
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... $ 30,143 $ 17,175
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 2,000,000 2,021,975
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 300,000 302,672
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,500,000 1,503,892
e
Revenue, XX, 5.25%, 7/01/40 ........................................ 4,120,000 2,894,300
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 596,256 553,027
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 387,485 242,178
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 662,828 367,983
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/33 .. 440,000 480,902
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/41 .. 220,000 191,181
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 12,890,000 11,959,342
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 2,000,000 1,817,405
22,581,697
Total U.S. Territories .................................................................... 27,225,032
Total Municipal Bonds (Cost $671,278,729) .....................................
625,758,514
Total Long Term Investments (Cost $672,878,729) ...............................
627,330,233
a
a a a a
Short Term Investments 0.8%
Municipal Bonds 0.8%
North Carolina 0.8%
f
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2007 B, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 2.45%, 1/15/38 .......................... 1,100,000 1,100,000
Atrium Health Obligated Group, Revenue, 2007 C, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 2.45%, 1/15/37 .......................... 2,000,000 2,000,000
Atrium Health Obligated Group, Revenue, 2018 H, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 2.45%, 1/15/48 ................................. 1,800,000 1,800,000
4,900,000
Total Municipal Bonds (Cost $4,900,000) .......................................
4,900,000
Total Short Term Investments (Cost $4,900,000 ) .................................
4,900,000
a
Total Investments (Cost $677,778,729) 99.4% ...................................
$632,230,233
Other Assets, less Liabilities 0.6% .............................................
4,290,340
Net Assets 100.0% ...........................................................
$636,520,573

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
See Abbreviations on page 148 .
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $21,266,164, representing 3.3% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
The coupon rate shown represents the rate at period end.
e
See Note 7 regarding defaulted securities.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
107
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.79 $11.13 $11.42 $10.92 $10.87
Income from investment operations
c
:
Net investment income
d
......................... 0.23 0.19 0.22 0.28 0.15
Net realized and unrealized gains (losses) ........... (1.08) (0.34) (0.29) 0.52 0.05
Total from investment operations .................... (0.85) (0.15) (0.07) 0.80 0.20
Less distributions from:
Net investment income .......................... (0.22) (0.19) (0.22) (0.30) (0.15)
Net asset value, end of year ....................... $9.72 $10.79 $11.13 $11.42 $10.92
Total return
e
................................... (7.85)% (1.38)% (0.58)% 7.40% 1.90%
Ratios to average net assets
f
Expenses
g
.................................... 0.86% 0.84% 0.84% 0.84% 0.84%
Net investment income ........................... 2.28% 1.71% 1.97% 2.54% 3.01%
Supplemental data
Net assets, end of year (000’s) ..................... $87,137 $108,135 $107,395 $77,058 $39,565
Portfolio turnover rate ............................ 22.24% 34.49% 31.54% 14.44% 9.60%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.79 $11.12 $11.42 $10.91 $10.91
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.21 0.24 0.30 0.34
Net realized and unrealized gains (losses) ........... (1.07) (0.33) (0.30) 0.52 —
d
Total from investment operations .................... (0.83) (0.12) (0.06) 0.82 0.34
Less distributions from:
Net investment income .......................... (0.24) (0.21) (0.24) (0.31) (0.34)
Net asset value, end of year ....................... $9.72 $10.79 $11.12 $11.42 $10.91
Total return
e
................................... (7.71)% (1.15)% (0.52)% 7.66% 3.22%
Ratios to average net assets
Expenses
f
..................................... 0.71% 0.69% 0.69% 0.69% 0.69%
Net investment income ........................... 2.42% 1.86% 2.15% 2.69% 3.16%
Supplemental data
Net assets, end of year (000’s) ..................... $235,354 $316,275 $353,874 $398,547 $402,739
Portfolio turnover rate ............................ 22.24% 34.49% 31.54% 14.44% 9.60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
109
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.98 $11.32 $11.62 $11.10 $11.09
Income from investment operations
b
:
Net investment income
c
......................... 0.18 0.15 0.18 0.24 0.29
Net realized and unrealized gains (losses) ........... (1.09) (0.34) (0.30) 0.54 —
d
Total from investment operations .................... (0.91) (0.19) (0.12) 0.78 0.29
Less distributions from:
Net investment income .......................... (0.18) (0.15) (0.18) (0.26) (0.28)
Net asset value, end of year ....................... $9.89 $10.98 $11.32 $11.62 $11.10
Total return
e
................................... (8.27)% (1.76)% (1.05)% 7.07% 2.68%
Ratios to average net assets
Expenses
f
..................................... 1.25% 1.23% 1.24% 1.24% 1.24%
Net investment income ........................... 1.80% 1.27% 1.58% 2.14% 2.61%
Supplemental data
Net assets, end of year (000’s) ..................... $12,400 $20,687 $38,151 $52,357 $62,041
Portfolio turnover rate ............................ 22.24% 34.49% 31.54% 14.44% 9.60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
110
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.80 $11.13 $11.43 $10.92 $10.91
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.22 0.25 0.32 0.36
Net realized and unrealized gains (losses) ........... (1.09) (0.32) (0.29) 0.52 0.01
Total from investment operations .................... (0.83) (0.10) (0.04) 0.84 0.37
Less distributions from:
Net investment income .......................... (0.25) (0.23) (0.26) (0.33) (0.36)
Net asset value, end of year ....................... $9.72 $10.80 $11.13 $11.43 $10.92
Total return .................................... (7.66)% (1.00)% (0.38)% 7.80% 3.44%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.56% 0.57% 0.56% 0.57%
Expenses net of waiver and payments by affiliates
d
...... 0.56% 0.55% 0.55% 0.55% 0.55%
Net investment income ........................... 2.61% 2.00% 2.27% 2.83% 3.30%
Supplemental data
Net assets, end of year (000’s) ..................... $6,243 $7,778 $6,812 $5,829 $4,947
Portfolio turnover rate ............................ 22.24% 34.49% 31.54% 14.44% 9.60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.80 $11.13 $11.43 $10.92 $10.92
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.22 0.25 0.31 0.35
Net realized and unrealized gains (losses) ........... (1.07) (0.33) (0.30) 0.53 0.01
Total from investment operations .................... (0.82) (0.11) (0.05) 0.84 0.36
Less distributions from:
Net investment income .......................... (0.25) (0.22) (0.25) (0.33) (0.36)
Net asset value, end of year ....................... $9.73 $10.80 $11.13 $11.43 $10.92
Total return .................................... (7.61)% (1.05)% (0.42)% 7.76% 3.32%
Ratios to average net assets
Expenses
d
.................................... 0.61% 0.59% 0.59% 0.59% 0.59%
Net investment income ........................... 2.54% 1.96% 2.23% 2.79% 3.26%
Supplemental data
Net assets, end of year (000’s) ..................... $111,733 $138,033 $128,837 $109,844 $84,880
Portfolio turnover rate ............................ 22.24% 34.49% 31.54% 14.44% 9.60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of investments, February 28, 2023
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
112
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.8%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 1,000,000 $ 832,817
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 3,456,000 2,877,716
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,100,000 741,547
3,619,263
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
1,500,000 1,464,955
State of Illinois , GO , 2017 D , 5% , 11/01/26 ................................
1,000,000 1,038,498
2,503,453
New Jersey 1.0%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 3,460,000 3,748,618
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,000,000 1,000,085
4,748,703
New York 0.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 ..........
1,350,000 1,173,613
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,200,000 960,731
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,200,000 957,787
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,527,797
3,446,315
Texas 0.7%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,600,000 1,186,783
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/28 225,000 231,604
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/29 250,000 259,090
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 1,536,352
3,213,829
Virginia 81.0%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/30 ............................................ 1,120,000 1,068,936
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/31 ............................................ 1,165,000 1,099,032
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/32 ............................................ 1,105,000 1,032,473
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/33 ............................................ 1,260,000 1,165,577
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/42 ............................................ 2,725,000 2,327,129
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/49 ............................................ 2,800,000 2,263,242
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 B,
Refunding, 4%, 6/01/54 ............................................ 5,215,000 3,946,346
Alexandria Industrial Development Authority ,
Goodwin House, Inc. Obligated Group, Revenue, 2015, Pre-Refunded, 5%, 10/01/45 975,000 1,024,005

Franklin Tax-Free Trust
Schedule of investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
113
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Alexandria Industrial Development Authority, (continued)
Protestant Episcopal High School in Virginia, Revenue, 2021 C, Refunding, 4%,
1/01/46 ........................................................ $ 2,450,000 $ 2,294,167
Arlington County Industrial Development Authority ,
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 4%,
7/01/45 ........................................................ 2,000,000 1,864,132
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 3.75%,
7/01/50 ........................................................ 10,350,000 8,827,067
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/39 ........................................................ 1,000,000 968,010
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/43 ........................................................ 4,000,000 3,805,038
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 4,820,610
City of Norfolk ,
GO, 2013 A, Pre-Refunded, 5%, 8/01/32 ................................ 5,845,000 5,890,226
Water, Revenue, 2018, 5%, 11/01/43 ................................... 6,920,000 7,334,127
Water, Revenue, 2018, 5%, 11/01/47 ................................... 6,925,000 7,301,771
City of Richmond , Public Utility , Revenue , 2016 A , Refunding , 5% , 1/15/33 ........
10,000,000 10,498,665
Commonwealth of Virginia ,
GO, 2020 A, 4%, 6/01/31 ............................................ 4,650,000 5,028,698
GO, 2022 A, 5%, 6/01/52 ............................................ 2,445,000 2,707,210
County of Arlington , GO , 2019 , 4% , 6/15/34 ................................
2,000,000 2,112,854
County of Fairfax ,
GO, 2023 A, 4%, 10/01/40 ........................................... 3,000,000 3,023,741
Sewer, Revenue, 2017, 5%, 7/15/37 .................................... 2,760,000 2,977,060
Sewer, Revenue, 2021 A, 5%, 7/15/46 .................................. 2,500,000 2,773,034
Fairfax County Economic Development Authority ,
Revenue, 2017, 5%, 4/01/42 ......................................... 5,085,000 5,356,943
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%,
10/01/36 ....................................................... 4,865,000 5,076,433
Fairfax County Industrial Development Authority , Inova Health System Obligated
Group , Revenue , 2014 A , 5% , 5/15/44 .................................. 2,500,000 2,518,662
Fairfax County Water Authority ,
Revenue, 2017, Refunding, 5%, 4/01/43 ................................. 3,510,000 3,718,946
Revenue, 2017, Refunding, 5%, 4/01/47 ................................. 5,000,000 5,269,632
Farmville Industrial Development Authority ,
Elwood Place LLC, Revenue, 2021, AGMC Insured, 5.375%, 7/01/53 ........... 5,000,000 5,234,021
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 5,000,000 4,793,833
Hampton Roads Sanitation District ,
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/33 ............................ 5,115,000 5,460,461
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/43 ............................ 11,840,000 12,639,659
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/48 .............................. 14,495,000 15,257,130
Revenue, Senior Lien, 2018 A, Pre-Refunded, 5%, 7/01/48 ................... 5,505,000 6,068,732
Revenue, Senior Lien, 2020 A, 5%, 7/01/50 .............................. 4,000,000 4,302,667
Revenue, Senior Lien, 2020 A, 5%, 7/01/60 .............................. 4,885,000 5,240,969
Henrico County Economic Development Authority ,
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 500,000 481,892
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/45 ....................................................... 725,000 671,219
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/50 ....................................................... 1,500,000 1,354,356
Westminster-Canterbury Corp. Obligated Group, Revenue, 2022 A, 5%, 10/01/42 .. 1,125,000 1,184,557
Westminster-Canterbury Corp. Obligated Group, Revenue, 2022 A, 5%, 10/01/52 .. 5,000,000 5,171,393

Franklin Tax-Free Trust
Schedule of investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/38 ........................................................ $ 685,000 $ 591,107
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/42 ........................................................ 1,120,000 910,776
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/48 ........................................................ 2,315,000 1,767,613
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/35 .... 1,105,000 1,213,556
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/48 .... 1,500,000 1,597,949
Lynchburg Economic Development Authority ,
Centra Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 1/01/47 ...... 4,500,000 4,570,581
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/47 ........ 2,350,000 2,127,814
Centra Health Obligated Group, Revenue, 2021, Refunding, 3%, 1/01/51 ........ 2,000,000 1,403,548
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/55 ........ 6,305,000 5,548,391
Montgomery County Economic Development Authority ,
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/36 ................ 1,200,000 1,216,080
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/37 ................ 500,000 502,582
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/39 ................ 1,750,000 1,737,444
Norfolk Airport Authority ,
Revenue, 2019, 5%, 7/01/39 ......................................... 800,000 846,430
Revenue, 2019, 5%, 7/01/43 ......................................... 3,925,000 4,103,580
Northern Virginia Transportation Commission , Commuter Rail Operating & Capital
Fund , Revenue , 2022 , 5% , 6/01/47 .................................... 1,750,000 1,918,446
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,094,702
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 6,447,033
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 923,408
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AGMC
Insured , 5% , 8/01/37 ............................................... 960,000 960,547
Upper Occoquan Sewage Authority , Revenue , 2016 B , Refunding , 4% , 7/01/35 .....
6,165,000 6,294,096
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/40 ............................................ 1,750,000 1,652,473
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/44 ............................................ 2,215,000 2,037,096
Virginia College Building Authority ,
Revenue, 2016 A, 5%, 9/01/27 ........................................ 3,925,000 4,193,405
Revenue, 2016 A, Pre-Refunded, 5%, 9/01/27 ............................ 75,000 80,077
Revenue, 2016 A, Refunding, 4%, 2/01/30 ............................... 7,000,000 7,179,041
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/39 ........... 795,000 630,940
Randolph-Macon College, Revenue, 2021 A, Refunding, 2.25%, 1/15/40 ........ 450,000 314,152
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/41 ........... 500,000 383,948
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/46 ........... 1,100,000 790,812
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/51 ........... 1,750,000 1,196,487
Regent University, Revenue, 2021, Refunding, 4%, 6/01/36 .................. 2,750,000 2,507,240
Regent University, Revenue, 2021, Refunding, 3%, 6/01/41 .................. 4,800,000 3,420,989
Regent University, Revenue, 2021, Refunding, 4%, 6/01/46 .................. 3,725,000 3,075,901
Virginia Commonwealth Transportation Board ,
Revenue, 2016, 5%, 9/15/30 ......................................... 2,260,000 2,401,621
Revenue, 2016, 5%, 9/15/31 ......................................... 4,000,000 4,249,277
Revenue, 2022, Refunding, 4%, 5/15/36 ................................. 5,000,000 5,175,301
Virginia Housing Development Authority , Revenue , 2018 D , 3.8% , 10/01/43 ........
3,805,000 3,391,631
Virginia Public Building Authority , Revenue , 2019 A , 4% , 8/01/35 ................
1,250,000 1,301,514
Virginia Public School Authority ,
Revenue, 2018 B, 5%, 8/01/30 ........................................ 5,280,000 5,873,399
Revenue, 2020 B, Refunding, 4%, 8/01/34 ............................... 3,925,000 4,127,544

Franklin Tax-Free Trust
Schedule of investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
115
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Public School Authority, (continued)
County of Prince William, Revenue, 2018, 4%, 3/01/33 ...................... $ 5,795,000 $ 6,105,425
Virginia Resources Authority ,
Revenue, 5%, 11/01/38 ............................................. 1,970,000 2,051,136
Revenue, Pre-Refunded, 5%, 11/01/38 .................................. 3,195,000 3,353,223
Revenue, 2015 B, Refunding, 5%, 11/01/45 .............................. 5,255,000 5,429,401
Revenue, 2018 C, Refunding, 5%, 11/01/48 .............................. 7,655,000 8,232,967
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2022, Refunding, 4%, 1/01/48 ..... 7,000,000 5,863,906
Bon Secours Mercy Health, Inc., Revenue, 2020 A, Refunding, 4%, 12/01/49 ..... 5,000,000 4,553,963
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/57 6,000,000 6,009,376
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/40 ........................................................ 7,500,000 6,864,737
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/47 ... 5,000,000 5,001,577
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/52 ... 4,600,000 4,585,530
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/36 ... 2,210,000 1,939,761
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 ... 2,500,000 2,077,423
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/51 ... 7,500,000 5,750,668
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/37 .................................................... 2,750,000 2,570,933
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/51 .................................................... 2,250,000 1,889,700
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/37 ... 4,000,000 3,990,806
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/38 ... 6,000,000 5,944,174
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 ... 2,730,000 2,682,990
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,068,006
366,678,888
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,200,000 960,773
Wisconsin 1.1%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,200,000 950,825
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 3,100,000 3,100,000
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 1,000,000 989,482
5,040,307
U.S. Territories 11.2%
District of Columbia 8.0%
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2021 A, Refunding, 5%, 10/01/46 ....................... 5,000,000 5,185,591
Dulles Toll Road, Revenue, Senior Lien, 2022 A, Refunding, AGMC Insured, 4%,
10/01/52 ....................................................... 10,000,000 9,106,972
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/42 ........................................ 2,500,000 2,616,700
Dedicated, Revenue, 2020 A, 5%, 7/15/36 ............................... 5,000,000 5,563,473
Dedicated, Revenue, 2020 A, 5%, 7/15/45 ............................... 3,145,000 3,356,749
Dedicated, Revenue, 2021 A, 5%, 7/15/41 ............................... 7,530,000 8,230,310
Dedicated, Revenue, 2021 A, 5%, 7/15/46 ............................... 2,000,000 2,146,299
36,206,094

Franklin Tax-Free Trust
Schedule of investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
s
See Abbreviations on page 148 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 3.2%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.5% , 7/01/31 .................
$ 1,800,000 $ 1,855,594
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
1,600,000 1,617,578
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,700,000 1,704,410
b
Revenue, WW, 5.5%, 7/01/38 ......................................... 1,040,000 735,800
b
Revenue, XX, 5.25%, 7/01/40 ........................................ 1,900,000 1,334,750
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 103,451 95,951
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 67,229 42,018
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 115,001 63,845
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/29 .. 425,000 459,540
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 .. 200,000 180,004
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 6,400,000 5,736,845
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 500,000 463,900
14,290,235
Total U.S. Territories .................................................................... 50,496,329
Total Municipal Bonds (Cost $481,327,165) .....................................
442,714,290
a a a a
Short Term Investments 1.4%
Municipal Bonds 1.4%
Virginia 1.4%
c
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 2.5% ,
10/01/48 ........................................................ 6,200,000 6,200,000
Total Municipal Bonds (Cost $6,200,000) .......................................
6,200,000
Total Short Term Investments (Cost $6,200,000 ) .................................
6,200,000
a
Total Investments (Cost $487,527,165) 99.2% ...................................
$448,914,290
Other Assets, less Liabilities 0.8% .............................................
3,952,597
Net Assets 100.0% ...........................................................
$452,866,887
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $11,954,290, representing 2.6% of net assets.
b
See Note 7 regarding defaulted securities.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
117
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $205,047,842 $369,663,907 $308,359,816
Value - Unaffiliated issuers ................................ $189,702,159 $341,358,620 $285,724,267
Cash .................................................. 6,726,295 120,502 2,752,830
Receivables:
Capital shares sold ...................................... 13,586 57,625 12,414
Interest ............................................... 2,315,733 3,456,728 3,613,535
Total assets ........................................ 198,757,773 344,993,475 292,103,046
Liabilities:
Payables:
Investment securities purchased ............................ 2,056,867 — —
Capital shares redeemed ................................. 236,815 337,301 350,473
Management fees ....................................... 70,061 152,581 132,219
Distribution fees ........................................ 22,724 39,891 31,956
Transfer agent fees ...................................... 33,050 62,610 58,598
Professional fees ....................................... 36,520 37,549 37,171
Trustees' fees and expenses ............................... 2,469 2,543 2,397
Distributions to shareholders ............................... 34,544 81,465 28,237
Accrued expenses and other liabilities ......................... 18,212 23,063 22,027
Total liabilities ....................................... 2,511,262 737,003 663,078
Net assets, at value ............................... $196,246,511 $344,256,472 $291,439,968
Net assets consist of:
Paid-in capital ........................................... $226,811,379 $404,858,796 $341,980,583
Total distributable earnings (losses) ........................... (30,564,868) (60,602,324) (50,540,615)
Net assets, at value ............................... $196,246,511 $344,256,472 $291,439,968

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
118
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Class A:
Net assets, at value ..................................... $42,244,281 $76,311,986 $60,153,332
Shares outstanding ...................................... 4,256,703 7,337,863 6,040,303
Net asset value per share
a
................................ $9.92 $10.40 $9.96
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $10.31 $10.81 $10.35
Class A1:
Net assets, at value ..................................... $125,644,214 $189,495,858 $175,906,086
Shares outstanding ...................................... 12,675,561 18,222,112 17,673,149
Net asset value per share
a
................................ $9.91 $10.40 $9.95
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $10.30 $10.81 $10.34
Class C:
Net assets, at value ..................................... $8,263,553 $19,609,712 $12,723,581
Shares outstanding ...................................... 822,560 1,857,514 1,257,514
Net asset value and maximum offering price per share
a
........... $10.05 $10.56 $10.12
Class R6:
Net assets, at value ..................................... $1,785,580 $10,366,320 $6,306,064
Shares outstanding ...................................... 180,107 996,671 633,437
Net asset value and maximum offering price per share ........... $9.91 $10.40 $9.96
Advisor Class:
Net assets, at value ..................................... $18,308,883 $48,472,596 $36,350,905
Shares outstanding ...................................... 1,846,810 4,658,994 3,650,320
Net asset value and maximum offering price per share ........... $9.91 $10.40 $9.96
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
119
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $335,291,804 $768,660,043 $677,778,729
Value - Unaffiliated issuers ................................ $315,199,265 $716,688,514 $632,230,233
Cash .................................................. 45,331 4,946,771 485,480
Receivables:
Capital shares sold ...................................... 55,770 465,228 406,473
Interest ............................................... 3,129,159 10,380,887 7,219,707
Total assets ........................................ 318,429,525 732,481,400 640,341,893
Liabilities:
Payables:
Investment securities purchased ............................ — — 1,415,130
Capital shares redeemed ................................. 377,043 1,059,992 1,765,940
Management fees ....................................... 141,891 298,814 263,961
Distribution fees ........................................ 37,266 83,307 66,575
Transfer agent fees ...................................... 62,688 109,812 115,413
Trustees' fees and expenses ............................... 2,379 2,860 2,444
Distributions to shareholders ............................... 79,652 123,232 106,655
Accrued expenses and other liabilities ......................... 61,903 91,085 85,202
Total liabilities ....................................... 762,822 1,769,102 3,821,320
Net assets, at value ............................... $317,666,703 $730,712,298 $636,520,573
Net assets consist of:
Paid-in capital ........................................... $387,001,863 $886,026,195 $790,909,612
Total distributable earnings (losses) ........................... (69,335,160) (155,313,897) (154,389,039)
Net assets, at value ............................... $317,666,703 $730,712,298 $636,520,573

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
120
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Class A:
Net assets, at value ..................................... $80,313,062 $166,355,284 $133,789,099
Shares outstanding ...................................... 8,237,817 16,192,744 13,051,157
Net asset value per share
a
................................ $9.75 $10.27 $10.25
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $10.13 $10.67 $10.65
Class A1:
Net assets, at value ..................................... $162,446,607 $439,718,351 $339,755,914
Shares outstanding ...................................... 16,658,198 42,830,411 33,153,194
Net asset value per share
a
................................ $9.75 $10.27 $10.25
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $10.13 $10.67 $10.65
Class C:
Net assets, at value ..................................... $17,531,291 $33,334,284 $27,302,963
Shares outstanding ...................................... 1,761,230 3,213,232 2,620,804
Net asset value and maximum offering price per share
a
........... $9.95 $10.37 $10.42
Class R6:
Net assets, at value ..................................... $11,708,681 $20,619,982 $20,233,374
Shares outstanding ...................................... 1,198,720 2,006,492 1,975,174
Net asset value and maximum offering price per share ........... $9.77 $10.28 $10.24
Advisor Class:
Net assets, at value ..................................... $45,667,062 $70,684,397 $115,439,223
Shares outstanding ...................................... 4,677,445 6,880,140 11,263,183
Net asset value and maximum offering price per share ........... $9.76 $10.27 $10.25
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
121
Franklin
Virginia Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $487,527,165
Value - Unaffiliated issuers .................................................................. $448,914,290
Cash .................................................................................... 318,077
Receivables:
Capital shares sold ........................................................................ 50,559
Interest ................................................................................. 4,676,041
Total assets .......................................................................... 453,958,967
Liabilities:
Payables:
Capital shares redeemed ................................................................... 588,873
Management fees ......................................................................... 193,705
Distribution fees .......................................................................... 41,848
Transfer agent fees ........................................................................ 92,579
Trustees' fees and expenses ................................................................. 2,676
Distributions to shareholders ................................................................. 104,140
Accrued expenses and other liabilities ........................................................... 68,259
Total liabilities ......................................................................... 1,092,080
Net assets, at value ................................................................. $452,866,887
Net assets consist of:
Paid-in capital ............................................................................. $557,563,634
Total distributable earnings (losses) ............................................................. (104,696,747)
Net assets, at value ................................................................. $452,866,887

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
122
Franklin
Virginia Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $87,136,980
Shares outstanding ........................................................................ 8,964,303
Net asset value per share
a
.................................................................. $9.72
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.10
Class A1:
Net assets, at value ....................................................................... $235,353,743
Shares outstanding ........................................................................ 24,217,424
Net asset value per share
a
.................................................................. $9.72
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.10
Class C:
Net assets, at value ....................................................................... $12,399,917
Shares outstanding ........................................................................ 1,253,934
Net asset value and maximum offering price per share
a
............................................. $9.89
Class R6:
Net assets, at value ....................................................................... $6,243,322
Shares outstanding ........................................................................ 641,997
Net asset value and maximum offering price per share ............................................. $9.72
Advisor Class:
Net assets, at value ....................................................................... $111,732,925
Shares outstanding ........................................................................ 11,486,433
Net asset value and maximum offering price per share ............................................. $9.73
a
Redemption price is equal to net asset value l ess contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the year ended February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
123
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $6,939,003 $13,374,583 $10,527,301
Expenses:
Management fees (Note 3 a ) ................................. 1,187,244 1,936,014 1,661,774
Distribution fees: (Note 3c )
    Class A .............................................. 112,287 201,908 158,196
    Class A1 ............................................. 140,007 211,224 196,882
    Class C .............................................. 65,848 151,132 100,144
Transfer agent fees: (Note 3e )
    Class A .............................................. 29,005 57,542 46,653
    Class A1 ............................................. 90,344 150,866 145,254
    Class C .............................................. 6,531 16,616 11,372
    Class R6 ............................................. 960 4,103 2,293
    Advisor Class .......................................... 11,306 37,374 25,970
Custodian fees (Note 4 ) .................................... 1,066 1,998 1,619
Registration and filing fees .................................. 17,933 13,323 14,972
Professional fees ......................................... 60,702 71,513 62,007
Trustees' fees and expenses ................................ 3,831 6,628 4,948
Other .................................................. 44,531 92,140 65,933
Total expenses ....................................... 1,771,595 2,952,381 2,498,017
Expense reductions (Note 4 ) ............................. (821) (1,022) (1,894)
Expenses waived/paid by affiliates (Note 3f) .................. (59,070) (80) (190)
Net expenses ....................................... 1,711,704 2,951,279 2,495,933
Net investment income .............................. 5,227,299 10,423,304 8,031,368
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (550,238) (7,422,368) (3,580,288)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (22,789,068) (37,586,160) (32,395,123)
Net realized and unrealized gain (loss) .......................... (23,339,306) (45,008,528) (35,975,411)
Net increase (decrease) in net assets resulting from operations ........ $(18,112,007) $(34,585,224) $(27,944,043)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 28, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
124
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $11,988,433 $29,902,094 $21,567,956
Expenses:
Management fees (Note 3 a ) ................................. 1,774,539 3,819,558 3,347,324
Distribution fees: (Note 3c )
    Class A .............................................. 202,961 426,597 355,057
    Class A1 ............................................. 183,850 492,912 384,708
    Class C .............................................. 132,622 266,219 219,152
Transfer agent fees: (Note 3e )
    Class A .............................................. 62,471 110,354 101,347
    Class A1 ............................................. 142,113 319,391 274,640
    Class C .............................................. 15,778 26,544 24,079
    Class R6 ............................................. 3,254 9,674 7,483
    Advisor Class .......................................... 34,918 48,422 83,225
Custodian fees (Note 4 ) .................................... 1,705 4,160 3,493
Registration and filing fees .................................. 17,382 18,553 17,724
Professional fees ......................................... 74,474 99,732 73,054
Trustees' fees and expenses ................................ 5,213 11,225 9,437
Other .................................................. 64,447 127,438 141,264
Total expenses ....................................... 2,715,727 5,780,779 5,041,987
Expense reductions (Note 4 ) ............................. (1,821) (3,553) (4,562)
Expenses waived/paid by affiliates (Note 3f) .................. — (1,793) (1,334)
Net expenses ....................................... 2,713,906 5,775,433 5,036,091
Net investment income .............................. 9,274,527 24,126,661 16,531,865
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (7,975,275) (21,361,631) (14,027,331)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (27,068,319) (77,792,805) (62,079,218)
Net realized and unrealized gain (loss) .......................... (35,043,594) (99,154,436) (76,106,549)
Net increase (decrease) in net assets resulting from operations ........ $(25,769,067) $(75,027,775) $(59,574,684)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
125
Franklin
Virginia Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $15,494,220
Expenses:
Management fees (Note 3 a ) ................................................................... 2,447,916
Distribution fees: (Note 3c )
    Class A ................................................................................ 229,971
    Class A1 ............................................................................... 264,290
    Class C ................................................................................ 101,700
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 72,333
    Class A1 ............................................................................... 208,417
    Class C ................................................................................ 12,364
    Class R6 ............................................................................... 2,589
    Advisor Class ............................................................................ 91,339
Custodian fees (Note 4 ) ...................................................................... 2,568
Registration and filing fees .................................................................... 20,023
Professional fees ........................................................................... 73,124
Trustees' fees and expenses .................................................................. 7,369
Other .................................................................................... 77,530
Total expenses ......................................................................... 3,611,533
Expense reductions (Note 4 ) ............................................................... (3,515)
Expenses waived/paid by affiliates (Note 3f) .................................................... (746)
Net expenses ......................................................................... 3,607,272
Net investment income ................................................................ 11,886,948
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (9,377,978)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (47,552,051)
Net realized and unrealized gain (loss) ............................................................ (56,930,029)
Net increase (decrease) in net assets resulting from operations .......................................... $(45,043,081)

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
126
Franklin Alabama Tax-Free Income Fund Franklin Georgia Tax-Free Income Fund
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $5,227,299 $5,076,535 $10,423,304 $11,144,057
Net realized gain (loss) ............ (550,238) 1,245,803 (7,422,368) 531,297
Net change in unrealized appreciation
(depreciation) ................. (22,789,068) (6,199,610) (37,586,160) (14,369,583)
Net increase (decrease) in net
assets resulting from operations . (18,112,007) 122,728 (34,585,224) (2,694,229)
Distributions to shareholders:
Class A ........................ (1,036,037) (754,875) (2,112,564) (1,924,865)
Class A1 ....................... (3,431,367) (3,598,684) (5,828,544) (6,250,182)
Class C ........................ (188,374) (277,485) (502,522) (660,141)
Class R6 ....................... (49,965) (46,916) (363,765) (403,672)
Advisor Class ................... (447,010) (399,137) (1,495,781) (1,785,540)
Total distributions to shareholders ..... (5,152,753) (5,077,097) (10,303,176) (11,024,400)
Capital share transactions: (Note 2 )
Class A ........................ 111,663 17,533,172 (6,595,134) 17,846,174
Class A1 ....................... (22,516,464) (8,167,800) (35,655,157) (17,223,067)
Class C ........................ (3,955,851) (9,923,910) (6,508,892) (15,938,031)
Class R6 ....................... (302,386) 612,250 (5,097,440) 3,801,180
Advisor Class ................... 449,996 5,242,272 (16,910,087) 6,322,271
Total capital share transactions ....... (26,213,042) 5,295,984 (70,766,710) (5,191,473)
Net increase (decrease) in net
assets ..................... (49,477,802) 341,615 (115,655,110) (18,910,102)
Net assets:
Beginning of year .................. 245,724,313 245,382,698 459,911,582 478,821,684
End of year ...................... $196,246,511 $245,724,313 $344,256,472 $459,911,582

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
127
Franklin Louisiana Tax-Free Income Fund Franklin Maryland Tax-Free Income Fund
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $8,031,368 $8,465,382 $9,274,527 $9,201,721
Net realized gain (loss) ............ (3,580,288) 3,844,628 (7,975,275) 317,111
Net change in unrealized appreciation
(depreciation) ................. (32,395,123) (12,436,991) (27,068,319) (9,770,304)
Net increase (decrease) in net
assets resulting from operations . (27,944,043) (126,981) (25,769,067) (251,472)
Distributions to shareholders:
Class A ........................ (1,519,013) (1,355,423) (2,099,584) (1,847,123)
Class A1 ....................... (5,014,939) (5,559,774) (5,014,256) (5,228,037)
Class C ........................ (301,203) (410,766) (432,089) (494,740)
Class R6 ....................... (181,380) (171,786) (332,637) (264,173)
Advisor Class ................... (934,723) (951,070) (1,290,745) (1,356,086)
Total distributions to shareholders ..... (7,951,258) (8,448,819) (9,169,311) (9,190,159)
Capital share transactions: (Note 2 )
Class A ........................ (2,619,672) 14,760,234 (2,420,595) 14,990,913
Class A1 ....................... (36,224,345) (10,867,047) (32,972,184) (21,476,737)
Class C ........................ (5,435,907) (9,129,099) (4,587,337) (10,253,672)
Class R6 ....................... (942,152) 2,158,691 (902,211) 6,130,219
Advisor Class ................... (1,999,978) 5,976,569 (5,007,484) (1,248,456)
Total capital share transactions ....... (47,222,054) 2,899,348 (45,889,811) (11,857,733)
Net increase (decrease) in net
assets ..................... (83,117,355) (5,676,452) (80,828,189) (21,299,364)
Net assets:
Beginning of year .................. 374,557,323 380,233,775 398,494,892 419,794,256
End of year ...................... $291,439,968 $374,557,323 $317,666,703 $398,494,892

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
128
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income
Fund
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $24,126,661 $24,793,123 $16,531,865 $16,758,639
Net realized gain (loss) ............ (21,361,631) 1,856,632 (14,027,331) 2,020,954
Net change in unrealized appreciation
(depreciation) ................. (77,792,805) (33,227,550) (62,079,218) (24,854,143)
Net increase (decrease) in net
assets resulting from operations . (75,027,775) (6,577,795) (59,574,684) (6,074,550)
Distributions to shareholders:
Class A ........................ (4,880,341) (4,640,922) (3,170,425) (2,910,737)
Class A1 ....................... (14,833,742) (15,763,982) (9,153,724) (9,886,701)
Class C ........................ (989,784) (1,239,261) (602,606) (736,807)
Class R6 ....................... (803,127) (872,106) (499,873) (427,516)
Advisor Class ................... (2,328,879) (2,220,951) (2,901,482) (2,743,534)
Total distributions to shareholders ..... (23,835,873) (24,737,222) (16,328,110) (16,705,295)
Capital share transactions: (Note 2 )
Class A ........................ (20,498,698) 45,567,195 (18,279,436) 26,654,713
Class A1 ....................... (88,850,838) (40,150,732) (80,798,332) (46,116,361)
Class C ........................ (14,071,379) (20,644,808) (11,670,976) (19,791,334)
Class R6 ....................... (9,762,458) 4,579,390 (713,448) 6,260,900
Advisor Class ................... (7,042,482) 4,007,477 (5,217,857) 15,670,711
Total capital share transactions ....... (140,225,855) (6,641,478) (116,680,049) (17,321,371)
Net increase (decrease) in net
assets ..................... (239,089,503) (37,956,495) (192,582,843) (40,101,216)
Net assets:
Beginning of year .................. 969,801,801 1,007,758,296 829,103,416 869,204,632
End of year ...................... $730,712,298 $969,801,801 $636,520,573 $829,103,416

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
129
Franklin Virginia Tax-Free Income Fund
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,886,948 $11,648,986
Net realized gain (loss) ................................................. (9,377,978) 2,823,447
Net change in unrealized appreciation (depreciation) ........................... (47,552,051) (21,506,954)
Net increase (decrease) in net assets resulting from operations ................ (45,043,081) (7,034,521)
Distributions to shareholders:
Class A ............................................................. (2,065,728) (1,968,849)
Class A1 ............................................................ (6,321,400) (6,386,350)
Class C ............................................................. (279,197) (390,813)
Class R6 ............................................................ (156,330) (152,144)
Advisor Class ........................................................ (2,900,585) (2,725,070)
Total distributions to shareholders .......................................... (11,723,240) (11,623,226)
Capital share transactions: (Note 2 )
Class A ............................................................. (10,481,727) 4,545,859
Class A1 ............................................................ (50,259,582) (27,940,434)
Class C ............................................................. (6,332,061) (17,017,853)
Class R6 ............................................................ (839,600) 1,224,299
Advisor Class ........................................................ (13,362,192) 13,684,586
Total capital share transactions ............................................ (81,275,162) (25,503,543)
Net increase (decrease) in net assets ................................... (138,041,483) (44,161,290)
Net assets:
Beginning of year ....................................................... 590,908,370 635,069,660
End of year ........................................................... $452,866,887 $590,908,370

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of twenty
separate funds (Funds), seven of which are included in
this report. The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Funds offer five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued Basis
Certain or all Funds purchase securities on a when-issued
basis, with payment and delivery scheduled for a future
date. These transactions are subject to market fluctuations
and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although
the Funds will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At February 28, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Alabama Tax-Free
Income Fund
Franklin Georgia Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2023
Shares sold
a
................................... 1,621,324 $16,265,061 1,748,490 $18,594,349
Shares issued in reinvestment of distributions .......... 97,512 979,141 183,240 1,934,918
Shares redeemed ............................... (1,714,714) (17,132,539) (2,557,645) (27,124,401)
Net increase (decrease) .......................... 4,122 $111,663 (625,915) $(6,595,134)
Year ended February 28, 2022
Shares sold
a
................................... 2,046,358 $23,313,909 3,077,660 $37,009,305
Shares issued in reinvestment of distributions .......... 61,957 700,673 147,263 1,761,384
Shares redeemed ............................... (576,882) (6,481,410) (1,747,795) (20,924,515)
Net increase (decrease) .......................... 1,531,433 $17,533,172 1,477,128 $17,846,174
Class A1
Class A1 Shares:
Year ended February 28, 2023
Shares sold ................................... 312,555 $3,178,258 719,329 $7,631,801
Shares issued in reinvestment of distributions .......... 306,041 3,075,398 485,622 5,131,175
Shares redeemed ............................... (2,876,995) (28,770,120) (4,572,010) (48,418,133)
Net increase (decrease) .......................... (2,258,399) $(22,516,464) (3,367,059) $(35,655,157)
Year ended February 28, 2022
Shares sold ................................... 496,734 $5,644,773 838,290 $10,056,968
Shares issued in reinvestment of distributions .......... 285,151 3,225,568 464,557 5,561,571
Shares redeemed ............................... (1,504,718) (17,038,141) (2,738,860) (32,841,606)
Net increase (decrease) .......................... (722,833) $(8,167,800) (1,436,013) $(17,223,067)
Class C
Class C Shares:
Year ended February 28, 2023
Shares sold ................................... 97,683 $991,550 67,375 $718,553
Shares issued in reinvestment of distributions .......... 17,476 178,192 44,511 477,570
Shares redeemed
a
.............................. (501,116) (5,125,593) (714,709) (7,705,015)
Net increase (decrease) .......................... (385,957) $(3,955,851) (602,823) $(6,508,892)
Year ended February 28, 2022
Shares sold ................................... 124,256 $1,424,632 198,212 $2,412,785
Shares issued in reinvestment of distributions .......... 23,668 271,689 51,567 627,675
Shares redeemed
a
.............................. (1,005,038) (11,620,231) (1,552,546) (18,978,491)
Net increase (decrease) .......................... (857,114) $(9,923,910) (1,302,767) $(15,938,031)
Class R6

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Alabama Tax-Free
Income Fund
Franklin Georgia Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2023
Shares sold ................................... 62,185 $627,320 772,115 $8,210,516
Shares issued in reinvestment of distributions .......... 4,971 49,965 15,117 159,927
Shares redeemed ............................... (97,776) (979,671) (1,264,007) (13,467,883)
Net increase (decrease) .......................... (30,620) $(302,386) (476,775) $(5,097,440)
Year ended February 28, 2022
Shares sold ................................... 85,075 $966,469 693,251 $8,350,009
Shares issued in reinvestment of distributions .......... 4,171 47,147 15,389 184,124
Shares redeemed ............................... (35,757) (401,366) (394,867) (4,732,953)
Net increase (decrease) .......................... 53,489 $612,250 313,773 $3,801,180
Advisor Class
Advisor Class Shares:
Year ended February 28, 2023
Shares sold ................................... 869,679 $8,755,022 1,698,941 $18,043,256
Shares issued in reinvestment of distributions .......... 40,371 405,764 130,170 1,376,447
Shares redeemed ............................... (870,353) (8,710,790) (3,397,008) (36,329,790)
Net increase (decrease) .......................... 39,697 $449,996 (1,567,897) $(16,910,087)
Year ended February 28, 2022
Shares sold ................................... 781,670 $8,871,519 1,663,730 $19,956,762
Shares issued in reinvestment of distributions .......... 32,349 365,736 135,942 1,627,414
Shares redeemed ............................... (353,474) (3,994,983) (1,280,532) (15,261,905)
Net increase (decrease) .......................... 460,545 $5,242,272 519,140 $6,322,271
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2023
Shares sold
a
................................... 1,273,963 $12,969,760 1,689,537 $16,756,402
Shares issued in reinvestment of distributions .......... 140,975 1,420,787 199,166 1,961,949
Shares redeemed ............................... (1,698,813) (17,010,219) (2,141,682) (21,138,946)
Net increase (decrease) .......................... (283,875) $(2,619,672) (252,979) $(2,420,595)
Year ended February 28, 2022
Shares sold
a
................................... 2,042,754 $23,336,846 2,288,375 $25,395,603
Shares issued in reinvestment of distributions .......... 115,403 1,312,424 158,179 1,746,832
Shares redeemed ............................... (869,485) (9,889,036) (1,101,847) (12,151,522)
Net increase (decrease) .......................... 1,288,672 $14,760,234 1,344,707 $14,990,913
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended February 28, 2023
Shares sold ................................... 511,375 $5,157,176 351,520 $3,484,316
Shares issued in reinvestment of distributions .......... 478,699 4,823,068 445,209 4,388,962
Shares redeemed ............................... (4,583,325) (46,204,589) (4,136,594) (40,845,462)
Net increase (decrease) .......................... (3,593,251) $(36,224,345) (3,339,865) $(32,972,184)
Year ended February 28, 2022
Shares sold ................................... 1,181,303 $13,495,822 387,313 $4,287,400
Shares issued in reinvestment of distributions .......... 472,813 5,378,235 416,893 4,607,805
Shares redeemed ............................... (2,610,509) (29,741,104) (2,741,178) (30,371,942)
Net increase (decrease) .......................... (956,393) $(10,867,047) (1,936,972) $(21,476,737)
Class C
Class C Shares:
Year ended February 28, 2023
Shares sold ................................... 100,570 $1,023,842 226,293 $2,284,701
Shares issued in reinvestment of distributions .......... 28,824 295,374 40,997 412,514
Shares redeemed
a
.............................. (655,090) (6,755,123) (721,197) (7,284,552)
Net increase (decrease) .......................... (525,696) $(5,435,907) (453,907) $(4,587,337)
Year ended February 28, 2022
Shares sold ................................... 185,099 $2,145,258 247,424 $2,800,314
Shares issued in reinvestment of distributions .......... 35,122 406,561 41,661 470,383
Shares redeemed
a
.............................. (1,005,238) (11,680,918) (1,190,239) (13,524,369)
Net increase (decrease) .......................... (785,017) $(9,129,099) (901,154) $(10,253,672)
Class R6
Class R6 Shares:
Year ended February 28, 2023
Shares sold ................................... 149,286 $1,510,559 681,091 $6,663,440
Shares issued in reinvestment of distributions .......... 17,697 178,368 21,007 207,693
Shares redeemed ............................... (261,711) (2,631,079) (786,537) (7,773,344)
Net increase (decrease) .......................... (94,728) $(942,152) (84,439) $(902,211)
Year ended February 28, 2022
Shares sold ................................... 232,036 $2,642,633 639,448 $7,100,082
Shares issued in reinvestment of distributions .......... 14,889 169,248 17,177 189,952
Shares redeemed ............................... (57,540) (653,190) (104,553) (1,159,815)
Net increase (decrease) .......................... 189,385 $2,158,691 552,072 $6,130,219
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended February 28, 2023
Shares sold ................................... 1,064,682 $10,742,983 2,568,387 $25,471,601
Shares issued in reinvestment of distributions .......... 86,626 872,889 118,105 1,163,994
Shares redeemed ............................... (1,331,934) (13,615,850) (3,162,831) (31,643,079)
Net increase (decrease) .......................... (180,626) $(1,999,978) (476,339) $(5,007,484)
Year ended February 28, 2022
Shares sold ................................... 1,661,750 $18,954,446 941,858 $10,423,162
Shares issued in reinvestment of distributions .......... 77,178 877,833 105,600 1,168,006
Shares redeemed ............................... (1,216,958) (13,855,710) (1,161,180) (12,839,624)
Net increase (decrease) .......................... 521,970 $5,976,569 (113,722) $(1,248,456)
Franklin Missouri Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2023
Shares sold
a
................................... 5,855,721 $61,401,454 4,327,513 $44,876,566
Shares issued in reinvestment of distributions .......... 450,106 4,710,839 284,857 2,952,870
Shares redeemed ............................... (8,228,845) (86,610,991) (6,367,988) (66,108,872)
Net increase (decrease) .......................... (1,923,018) $(20,498,698) (1,755,618) $(18,279,436)
Year ended February 28, 2022
Shares sold
a
................................... 5,732,614 $68,498,844 4,872,592 $57,200,564
Shares issued in reinvestment of distributions .......... 380,235 4,517,293 231,798 2,707,866
Shares redeemed ............................... (2,315,449) (27,448,942) (2,849,437) (33,253,717)
Net increase (decrease) .......................... 3,797,400 $45,567,195 2,254,953 $26,654,713
Class A1
Class A1 Shares:
Year ended February 28, 2023
Shares sold ................................... 2,239,512 $23,487,893 2,128,039 $22,071,447
Shares issued in reinvestment of distributions .......... 1,320,758 13,817,937 800,975 8,305,512
Shares redeemed ............................... (12,021,358) (126,156,668) (10,716,547) (111,175,291)
Net increase (decrease) .......................... (8,461,088) $(88,850,838) (7,787,533) $(80,798,332)
Year ended February 28, 2022
Shares sold ................................... 1,914,178 $22,833,927 2,011,409 $23,607,466
Shares issued in reinvestment of distributions .......... 1,251,522 14,873,739 772,462 9,028,704
Shares redeemed ............................... (6,551,686) (77,858,398) (6,731,227) (78,752,531)
Net increase (decrease) .......................... (3,385,986) $(40,150,732) (3,947,356) $(46,116,361)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Missouri Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Year ended February 28, 2023
Shares sold ................................... 294,589 $3,154,109 209,125 $2,203,737
Shares issued in reinvestment of distributions .......... 90,952 961,917 54,916 578,976
Shares redeemed
a
.............................. (1,712,296) (18,187,405) (1,366,078) (14,453,689)
Net increase (decrease) .......................... (1,326,755) $(14,071,379) (1,102,037) $(11,670,976)
Year ended February 28, 2022
Shares sold ................................... 491,863 $5,937,874 304,354 $3,637,555
Shares issued in reinvestment of distributions .......... 100,076 1,202,622 60,110 714,993
Shares redeemed
a
.............................. (2,300,978) (27,785,304) (2,017,272) (24,143,882)
Net increase (decrease) .......................... (1,709,039) $(20,644,808) (1,652,808) $(19,791,334)
Class R6
Class R6 Shares:
Year ended February 28, 2023
Shares sold ................................... 838,718 $8,827,824 1,393,866 $14,428,350
Shares issued in reinvestment of distributions .......... 69,077 724,330 33,064 342,803
Shares redeemed ............................... (1,838,636) (19,314,612) (1,486,703) (15,484,601)
Net increase (decrease) .......................... (930,841) $(9,762,458) (59,773) $(713,448)
Year ended February 28, 2022
Shares sold ................................... 994,504 $11,869,543 823,890 $9,645,380
Shares issued in reinvestment of distributions .......... 66,792 794,024 30,042 350,803
Shares redeemed ............................... (682,413) (8,084,177) (319,832) (3,735,283)
Net increase (decrease) .......................... 378,883 $4,579,390 534,100 $6,260,900
Advisor Class
Advisor Class Shares:
Year ended February 28, 2023
Shares sold ................................... 3,284,148 $34,246,384 7,262,296 $74,897,973
Shares issued in reinvestment of distributions .......... 183,654 1,920,437 269,486 2,792,496
Shares redeemed ............................... (4,131,561) (43,209,303) (8,022,802) (82,908,326)
Net increase (decrease) .......................... (663,759) $(7,042,482) (491,020) $(5,217,857)
Year ended February 28, 2022
Shares sold ................................... 1,952,665 $23,178,356 3,813,931 $44,691,310
Shares issued in reinvestment of distributions .......... 152,927 1,817,572 226,022 2,640,968
Shares redeemed ............................... (1,772,609) (20,988,451) (2,705,056) (31,661,567)
Net increase (decrease) .......................... 332,983 $4,007,477 1,334,897 $15,670,711
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Virginia Tax-Free
Income Fund
Shares Amount
Class A
Class A Shares:
Year ended February 28, 2023
Shares sold
a
................................... 1,789,456 $17,690,250
Shares issued in reinvestment of distributions .......... 179,625 1,771,113
Shares redeemed ............................... (3,024,345) (29,943,090)
Net increase (decrease) .......................... (1,055,264) $(10,481,727)
Year ended February 28, 2022
Shares sold
a
................................... 2,238,244 $25,192,744
Shares issued in reinvestment of distributions .......... 153,930 1,719,894
Shares redeemed ............................... (2,024,950) (22,366,779)
Net increase (decrease) .......................... 367,224 $4,545,859
Class A1
Class A1 Shares:
Year ended February 28, 2023
Shares sold ................................... 597,867 $5,910,955
Shares issued in reinvestment of distributions .......... 572,381 5,645,061
Shares redeemed ............................... (6,264,117) (61,815,598)
Net increase (decrease) .......................... (5,093,869) $(50,259,582)
Year ended February 28, 2022
Shares sold ................................... 671,869 $7,548,613
Shares issued in reinvestment of distributions .......... 516,348 5,771,968
Shares redeemed ............................... (3,688,331) (41,261,015)
Net increase (decrease) .......................... (2,500,114) $(27,940,434)
Class C
Class C Shares:
Year ended February 28, 2023
Shares sold ................................... 112,143 $1,130,448
Shares issued in reinvestment of distributions .......... 26,940 270,609
Shares redeemed
a
.............................. (769,209) (7,733,118)
Net increase (decrease) .......................... (630,126) $(6,332,061)
Year ended February 28, 2022
Shares sold ................................... 160,811 $1,837,277
Shares issued in reinvestment of distributions .......... 33,496 381,657
Shares redeemed
a
.............................. (1,680,994) (19,236,787)
Net increase (decrease) .......................... (1,486,687) $(17,017,853)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Virginia Tax-Free
Income Fund
Shares Amount
Class R6 Shares:
Year ended February 28, 2023
Shares sold ................................... 388,577 $3,831,979
Shares issued in reinvestment of distributions .......... 14,739 145,517
Shares redeemed ............................... (481,730) (4,817,096)
Net increase (decrease) .......................... (78,414) $(839,600)
Year ended February 28, 2022
Shares sold ................................... 221,768 $2,486,760
Shares issued in reinvestment of distributions .......... 13,291 148,577
Shares redeemed ............................... (126,588) (1,411,038)
Net increase (decrease) .......................... 108,471 $1,224,299
Advisor Class
Advisor Class Shares:
Year ended February 28, 2023
Shares sold ................................... 5,189,615 $51,441,715
Shares issued in reinvestment of distributions .......... 263,131 2,596,173
Shares redeemed ............................... (6,746,936) (67,400,080)
Net increase (decrease) .......................... (1,294,190) $(13,362,192)
Year ended February 28, 2022
Shares sold ................................... 3,934,898 $44,022,268
Shares issued in reinvestment of distributions .......... 219,223 2,451,281
Shares redeemed ............................... (2,944,601) (32,788,963)
Net increase (decrease) .......................... 1,209,520 $13,684,586
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Funds pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the year ended February 28, 2023, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.554% 0.510% 0.524%
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.519% 0.475% 0.481%
Franklin
Virginia Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.496%
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65%
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $5,471 $4,161 $3,668 $3,294
CDSC retained ........................... $698 $6,725 $10,948 $12,138
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $13,006 $7,558 $3,132
CDSC retained ........................... $32,053 $39,495 $12,910
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended February 28, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Waiver and Expense Reimbursements
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.65%, based on the average net assets of each class until June 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Funds’
fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2023.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the year ended February 28, 2023, were as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Transfer agent fees ........................ $60,884 $109,662 $84,347 $108,482
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Transfer agent fees ........................ $219,765 $188,500 $144,339
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Purchases .............................. $5,976,528 $35,117,199 — $33,049,620
Sales .................................. $5,954,028 $24,313,455 — $12,700,000
Net Realized Gains (Losses) ................. $(560,922) $(857,084) — —
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended February 28, 2023, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2023, the capital loss carryforwards were as follows:
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $10,198,928 $66,027,471 $26,163,245
Sales .................................. $6,100,000 $58,742,25 0 $23,137,825
Net Realized Gains (Losses) ................. — $(3,130,818) $(1,215,929)
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 4,896,624 $ 8,440,045 $ 12,705,581 $ 16,496,338
Long term ............................. 10,367,405 24,252,472 15,491,997 33,130,661
Total capital loss carryforwards ............ $15,264,029 $32,692,517 $28,197,578 $49,626,999
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 20,285,619 $ 32,392,070 $ 24,089,454
Long term ............................. 83,239,664 77,827,319 42,504,920
Total capital loss carryforwards ............ $103,525,283 $110,219,389 $66,594,374
3. Transactions with Affiliates
(continued)
g. Interfund Transactions
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended February 28, 2023 and 2022, were as follows:
Franklin Alabama Tax-Free Income
Fund
Franklin Georgia Tax-Free Income
Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $18,105 $— $39,459 $—
Tax exempt income ...................... 5,134,648 5,077,097 10,263,717 11,024,400
$5,152,753 $5,077,097 $10,303,176 $11,024,400
Franklin Louisiana Tax-Free Income
Fund
Franklin Maryland Tax-Free Income
Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $10,260 $— $11,632 $—
Tax exempt income ...................... 7,940,998 8,448,819 9,157,679 9,190,159
$7,951,258 $8,448,819 $9,169,311 $9,190,159
Franklin Missouri Tax-Free Income
Fund
Franklin North Carolina Tax-Free
Income Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $29,478 $— $67,888 $—
Tax exempt income ...................... 23,806,395 24,737,222 16,260,222 16,705,295
$23,835,873 $24,737,222 $16,328,110 $16,705,295
Franklin Virginia Tax-Free Income
Fund
2023 2022
Distributions paid from:
Ordinary income ........................ $18,568 $—
Tax exempt income ...................... 11,704,672 11,623,226
$11,723,240 $11,623,226
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At February 28, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $205,039,246 $369,654,961 $308,389,650 $335,355,712
Unrealized appreciation ..................... $875,636 $1,378,209 $535,954 $2,383,933
Unrealized depreciation ..................... (16,212,723) (29,674,550) (23,201,337) (22,540,380)
Net unrealized appreciation (depreciation) ....... $(15,337,087) $(28,296,341) $(22,665,383) $(20,156,447)
Distributable earnings:
Undistributed tax exempt income .............. $76,099 $476,922 $357,269 $535,437
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
a a a a
Cost of investments ....................... $770,125,140 $677,877,746 $487,578,552
Unrealized appreciation ..................... $3,923,516 $1,303,371 $1,796,333
Unrealized depreciation ..................... (57,360,142) (46,950,884) (40,460,595)
Net unrealized appreciation (depreciation) ....... $(53,436,626) $(45,647,513) $(38,664,262)
Distributable earnings:
Undistributed tax exempt income .............. $1,790,074 $1,599,979 $677,471
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2023, were as follows:
7. Defaulted Securities
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments. At February
28, 2023, the aggregate value of these securities was as follows:
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state U.S.
territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Purchases .............................. $39,699,445 $59,295,600 $36,339,976 $126,049,680
Sales .................................. $62,378,939 $125,080,436 $72,558,213 $165,418,226
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $213,471,524 $115,872,489 $107,789,234
Sales .................................. $354,222,123 $217,634,840 $167,972,261
Value
Percentage of
Net Assets
Franklin Georgia Tax-Free Income Fund .......................................... $ 1,594 , 675 0.5%
Franklin Louisiana Tax-Free Income Fund ......................................... 600 , 638 0.2%
Franklin Maryland Tax-Free Income Fund ......................................... 1,397 , 31 2 0.4%
Franklin Missouri Tax-Free Income Fund .......................................... 3 , 318,175 0.5%
Franklin North Carolina Tax-Free Income Fund ..................................... 2,894 , 300 0.5%
Franklin Virginia Tax-Free Income Fund ........................................... 2,070 , 550 0.5%

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended February 28, 2023, the
Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2023, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 491,162 $ 491,162
Municipal Bonds ......................... — 189,210,997 — 189,210,997
Total Investments in Securities ........... $— $189,210,997 $491,162 $189,702,159
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 884,092 884,092
Municipal Bonds ......................... — 338,674,528 — 338,674,528
Short Term Investments ................... — 1,800,000 — 1,800,000
Total Investments in Securities ........... $— $340,474,528 $884,092 $341,358,620

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Louisiana Tax-Free Income Fund
Assets:
Municipal Bonds ......................... $ — $ 285,724,267 $ — $ 285,724,267
Total Investments in Securities ........... $— $285,724,267 $— $285,724,267
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 314,699,265 — 314,699,265
Short Term Investments ................... — 500,000 — 500,000
Total Investments in Securities ........... $— $315,199,265 $— $315,199,265
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 716,388,514 — 716,388,514
Short Term Investments ................... — 300,000 — 300,000
Total Investments in Securities ........... $— $716,688,514 $— $716,688,514
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,571,719 1,571,719
Municipal Bonds ......................... — 625,758,514 — 625,758,514
Short Term Investments ................... — 4,900,000 — 4,900,000
Total Investments in Securities ........... $— $630,658,514 $1,571,719 $632,230,233
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 442,714,290 — 442,714,290
Short Term Investments ................... — 6,200,000 — 6,200,000
Total Investments in Securities ........... $— $448,914,290 $— $448,914,290
12. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
GNMA
Government National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Tax-Free Trust and Shareholders of Franklin Alabama Tax-Free Income Fund, Franklin
Georgia Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin
Missouri Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, and Franklin Virginia Tax-Free Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Alabama Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin
Maryland Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund,
and Franklin Virginia Tax-Free Income Fund (seven of the funds constituting Franklin Tax-Free Trust, hereafter collectively referred to as the "Funds") as of February 28, 2023, the related statements of operations for the year ended February 28,
2023, the statements of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of February 28, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
April 18, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Tax-Free Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2023:
Pursuant to:
Franklin Alabama
Tax-Free Income
Fund
Franklin Georgia
Tax-Free Income
Fund
Franklin Louisiana
Tax-Free Income
Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $5,134,648 $10,263,717 $7,940,998
Pursuant to:
Franklin Maryland
Tax-Free Income
Fund
Franklin Missouri
Tax-Free Income
Fund
Franklin North
Carolina Tax-Free
Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $9,157,679 $23,806,395 $16,260,222
Pursuant to:
Franklin Virginia
Tax-Free Income
Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $11,704,672

Franklin Tax-Free Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1984 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since
2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of
the Board and
Trustee
Chairman of the Board
since January 2023 and
Trustee since 2007
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice Chairman, Investment
Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 2013 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Tax-Free Trust
154
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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle
(1958)
Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc.; and officer of certain funds in the Franklin Templeton/Legg
Mason fund complex.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice
President and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Tax-Free Trust
155
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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources,
Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice
President and
Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Tax-Free Trust
Shareholder Information
156
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Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF2 A 04/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Annual Report and Shareholder Letter
Franklin Tax-Free
Trust
February 28, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
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Franklin Minnesota Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended February 28, 2023, the U.S.
economy showed mixed results as it continued to recover
from the COVID-19 pandemic amid declining unemployment,
rising wages and higher personal consumption. Although
U.S. gross domestic product contracted in 2022’s first
and second quarters given declines in inventory and
business investment, it grew in the remainder of the year
as the trade deficit narrowed and consumer spending
continued to expand. Inflation rose through June 2022,
largely due to pandemic-related supply-chain issues and
higher energy prices exacerbated by Russia’s invasion of
Ukraine. However, inflation eased later in the period due to intervention by the U.S. Federal Reserve (Fed) and falling
commodity prices.
To combat high inflation, the Fed ended monthly asset
purchases in March 2022 and raised the federal funds rate
at every meeting during the 12-month reporting period,
increasing it by a total of 4.50% (from a range of 0.00%–
0.25% to 4.50%–4.75% by period-end). The Fed also
stated its intention to continue reducing its U.S. Treasury, government agency debt and agency mortgage-backed
securities holdings, and it anticipated ongoing federal funds rate increases would be appropriate to return inflation to its
2% goal.
During the 12-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a -5.10%
total return, influenced by fixed income market volatility
and tighter monetary policy, resulting in net outflows from
municipals, though demand has been strong so far in 2023.
1
Despite mixed signs from the U.S. economy, municipal
bond fundamentals remained strong due to prudent fiscal
management and many issuers reporting budget surpluses
for 2022 in addition to federal government transfers.
Franklin Tax-Free Trust’s annual report includes more detail about municipal bond market conditions and a discussion
from the portfolio managers. In addition, on our website,
franklintempleton.com , you can find updated commentary
by our municipal bond team. Municipal bonds provide
tax-free income and often diversification from other types
of investments. Despite periods of volatility, municipal
bonds historically have had a solid long-term record of
performance, driven mostly by their compounding tax-free
income component. As you know, all securities markets
fluctuate, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals for up-to-date advice on their holdings. In
a constantly changing market environment, we remain
committed to our disciplined strategy as we manage the
Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you
have questions about your Franklin Templeton tax-free
investment.
Sincerely,
Gregory E. Johnson
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of February
28, 2023, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Municipal Bond Market Overview 3
Investment Strategy and Manager’s Discussion 4
Franklin Arizona Tax-Free Income Fund 5
Franklin Colorado Tax-Free Income Fund 11
Franklin Connecticut Tax-Free Income Fund 17
Franklin Michigan Tax-Free Income Fund 23
Franklin Minnesota Tax-Free Income Fund 29
Franklin Ohio Tax-Free Income Fund 35
Franklin Oregon Tax-Free Income Fund 41
Franklin Pennsylvania Tax-Free Income Fund 47
Financial Highlights and Schedules of Investments 53
Financial Statements 144
Notes to Financial Statements 154
Report of Independent Registered Public Accounting
Firm 172
Tax Information 173
Board Members and Officers 174
Shareholder Information 179
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Municipal Bond Market Overview
During the 12 months ending February 28, 2023, the U.S.
Federal Reserve (Fed) continued to battle surging inflation, which started to come down from its peak of 9.1% year-
over-year in June 2022. After hiking the federal funds rate
by 75 basis points (bps) at each of its meetings from May
through November 2022, the Fed decreased the size of its
increases to 50 bps in December and 25 bps in February
2023. Despite investor optimism late in 2022 that peak
hawkishness had been reached, a surprisingly resilient labor market in early 2023 dampened confidence that inflation
would quickly return to the Fed’s 2% target.
The municipal bond (muni) market witnessed a very
challenging year in 2022 as the Fed’s monetary policy
tightening put downward pressure on this long-duration
sector. High levels of volatility resulted in significant outflows from muni retail vehicles until the end of 2022. The first two months of 2023 saw a reversal of this trend, with strong
investor demand meeting reduced supply and leading to
positive absolute returns year-to-date. Credit fundamentals
remained strong, as many issuers benefited from federal
aid received during the COVID-19 crisis and from the
subsequent economic recovery.
For the 12-month period, U.S. fixed income sectors saw
mixed performance relative to equities, as measured by
the Standard & Poor’s
®
500 Index, which posted a -7.72%
total return for the period.
1
Investment-grade munis, as
measured by the Bloomberg Municipal Bond Index, posted
a -5.10% total return, while U.S. Treasuries, as measured by the Bloomberg U.S. Treasury Index, posted a -10.08% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Investment Grade Index,
posted a -10.43% total return.
1
The foregoing information reflects our analysis and opinions as of February 28, 2023. The information is not a complete
analysis of every aspect of any market, state, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report
Investment Strategy and Manager’s Discussion
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within each Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in each
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help a Fund meet its goal.
Manager’s Discussion
Due to the positive sloping municipal yield curve, we found
value in higher quality securities in the 15- to 30-year
maturity range, which allowed us to achieve our objective of maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure
to securities that are producing income that exceeds their
replacement value in the market. This excess income
supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding.
Our turnover increases when rates rise, as opportunities
to purchase securities that have the potential to increase
income in the portfolios become available. We believe
our consistent, disciplined strategy can help our investors
achieve high, tax-free income over the long term.
We invite you to read your Fund report for more detailed
performance and portfolio information. Thank you for your
participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

5
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Annual Report
Franklin Arizona Tax-Free Income Fund
This annual report for Franklin Arizona Tax-Free Income
Fund covers the fiscal year ended February 28, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Arizona personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.64 on February 28, 2022, to
$9.60 on February 28, 2023. The Fund’s Class A shares paid
dividends totaling 26.9838 cents per share for the reporting period.
2
The Performance Summary beginning on page 7
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.57%, based on an
annualization of February’s 2.1336 cents per share dividend
and the maximum offering price of $9.97 on February 28,
2023. An investor in the 2023 maximum combined effective
federal and Arizona personal income tax bracket of 43.55%
(including 3.80% Medicare tax) would need to earn a
distribution rate of 4.55% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
Arizona’s economy slowed during the 12-month period,
although growth rebounded in 2022’s third quarter. Strong
employment growth resulted in nearly all of the state’s major industries recovering all jobs lost during the first months of the COVID-19 pandemic. The state’s unemployment rate
began the period at 3.6% and ended at 3.7%, compared
with the 3.6% national rate. Arizona’s fiscal year (FY) 2022, which ended in June 2022, generated a significant surplus
amid strong revenue collections and a court ruling that
struck down a voter-approved tax increase. In June 2022,
the governor signed a FY 2023 budget that eliminated
the statewide personal property tax. In addition, Arizona
taxpayers began paying a flat 2.5% state income tax.
Arizona’s net tax-supported debt was $565 per capita and
1.0% of personal income, below the $1,179 and 2.1%
national medians, respectively.
3
Independent credit rating
agency Moody’s Investors Service maintained the state’s
Aa1 issuer credit rating with a stable outlook.
4
The rating
reflected Moody’s view of Arizona’s above-average economic
growth and strengthening reserves, lower debt levels, below
average fixed costs and demonstrated budget conservatism.
According to Moody’s, challenges included constitutional
restrictions that limit the state’s financial flexibility. Moody’s stable outlook reflected its anticipation of Arizona’s continued
sufficient reserves and moderate leverage.
*
Does not include cash and cash equivalents.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Portfolio Composition
2/28/23
% of Total
Investments*
Education 26.56%
Utilities 20.01%
Health Care 14.53%
Transportation 11.43%
Special Tax 11.12%
Housing 7.68%
Industrial Dev. Revenue and Pollution Control 5.07%
Local 3.06%
Refunded 0.54%
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
58
.

Franklin Arizona Tax-Free Income Fund
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Annual Report
Thank you for your continued participation in Franklin
Arizona Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2023
Franklin Arizona Tax-Free Income Fund
7
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -7.24% -10.72%
5-Year +3.85% -0.01%
10-Year +14.73% +1.00%
Advisor
1-Year -6.91% -6.91%
5-Year +4.97% +0.97%
10-Year +16.57% +1.54%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.57% 4.55% 3.05% 5.40%
Advisor 2.89% 5.12% 3.42% 6.06%
See page 9 for Performance Summary footnotes.

Franklin Arizona Tax-Free Income Fund
Performance Summary
8
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Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A (2/28/13–2/28/23)
Advisor Class (2/28/13–2/28/23)

Franklin Arizona Tax-Free Income Fund
Performance Summary
9
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/23 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and Arizona personal income tax rate of 43.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.269838
A1 $0.284535
C $0.229635
R6 $0.297654
Advisor $0.294254
Total Annual Operating Expenses
10
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Arizona Tax-Free Income Fund
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $999.90 $4.17 $1,020.62 $4.22 0.84%
A1 $1,000 $1,001.70 $3.43 $1,021.37 $3.46 0.69%
C $1,000 $997.90 $6.10 $1,018.69 $6.16 1.23%
R6 $1,000 $1,002.30 $2.79 $1,022.01 $2.81 0.56%
Advisor $1,000 $1,002.20 $2.92 $1,021.88 $2.95 0.59%

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Annual Report
Portfolio Composition
2/28/23
% of Total
Investments*
Health Care
20.79%
Local
19.31%
Utilities
13.82%
Education
12.40%
Special Tax
6.68%
Transportation
6.47%
Housing
5.32%
Lease
4.87%
Refunded
4.61%
Industrial Dev. Revenue and Pollution Control
4.59%
State General Obligation
1.14%
Franklin Colorado Tax-Free Income Fund
This annual report for Franklin Colorado Tax-Free Income
Fund covers the fiscal year ended February 28, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Colorado personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.40 on February 28, 2022,
to $10.26 on February 28, 2023. The Fund’s Class A shares
paid dividends totaling 27.0809 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 13 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.44%,
based on an annualization of February's 2.1705 cents per
share dividend and the maximum offering price of $10.66
on February 28, 2023. An investor in the 2023 maximum
combined effective federal and Colorado personal income
tax bracket of 45.35% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.46% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
Colorado’s economy slowed during the 12-month period,
although growth rebounded in the third quarter of 2022.
Colorado’s economy benefits from a relatively young,
educated workforce and a diverse mix of technology,
bioscience and professional services industries located
along the Front Range region. The state also has significant, albeit volatile, tourism and energy sectors. Colorado’s
unemployment rate began the period at 3.6% and ended
at 2.9%, compared with the 3.6% national rate. Colorado's
financial position has improved in recent years because
of stronger-than-expected revenue performance and the
availability of significant federal pandemic relief funds.
The state's strengthened reserve and liquidity position will increase budgetary flexibility under an economic downturn.
Colorado’s net tax-supported debt was $874 per capita
and 1.3% of personal income, below the $1,179 and 2.1%
national medians, respectively.
3
Independent credit rating
agency Moody’s Investors Service maintained Colorado’s
Aa1 issuer credit rating with a stable outlook.
4
The rating
reflected Moody’s view that Colorado has strong economic
fundamentals, above-average resident income levels and
moderate leverage. According to Moody’s, credit challenges
include a complex system of constitutional revenue limits
and voter initiatives that constrain revenue growth. Moody’s stable outlook reflected its assessment of Colorado’s strong economic fundamentals and sound fiscal management.
*
Does not include cash and cash equivalents.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not reflect Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
69
.

Franklin Colorado Tax-Free Income Fund
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Annual Report
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Colorado Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2023
Franklin Colorado Tax-Free Income Fund
13
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The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -7.63% -11.10%
5-Year +3.34% -0.11%
10-Year +13.29% +0.87%
Advisor
1-Year -7.40% -7.40%
5-Year +4.56% +0.90%
10-Year +15.32% +1.44%
30-Day Standardized Yield
8
Taxable Equivalent
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.44% 4.46% 3.09% 3.08% 5.65% 5.64%
Advisor 2.77% 5.07% 3.47% 3.46% 6.35% 6.33%
See page 15 for Performance Summary footnotes.

Franklin Colorado Tax-Free Income Fund
Performance Summary
14
franklintempleton.com
Annual Report
See page 15 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13– 2/28/23 )
Advisor Class
(2/28/13– 2/28/23 )

Franklin Colorado Tax-Free Income Fund
Performance Summary
15
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/23 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and Colorado personal income tax rate of 45.35%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.270809
A1 $0.286579
C $0.227910
R6 $0.301594
Advisor $0.297060
Total Annual Operating Expenses
10
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Colorado Tax-Free Income Fund
16
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $998.10 $4.27 $1,020.52 $4.32 0.86%
A1 $1,000 $998.80 $3.53 $1,021.26 $3.57 0.71%
C $1,000 $996.10 $6.21 $1,018.57 $6.28 1.25%
R6 $1,000 $999.50 $2.85 $1,021.95 $2.88 0.57%
Advisor $1,000 $999.30 $3.04 $1,021.76 $3.07 0.61%

17
franklintempleton.com
Annual Report
Portfolio Composition
2/28/23
% of Total
Investments*
Education
35.65%
Health Care
21.28%
Transportation
12.79%
Housing
8.20%
State General Obligation
6.18%
Local
6.04%
Special Tax
4.85%
Refunded
2.64%
Utilities
1.97%
Lease
0.40%
Franklin Connecticut Tax-Free Income Fund
This annual report for Franklin Connecticut Tax-Free Income
Fund covers the fiscal year ended February 28, 2023 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and Connecticut personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $9.85 on February 28, 2022, to $8.86
on February 28, 2023. The Fund’s Class A shares paid
dividends totaling 21.7609 cents per share for the reporting period.
2
The Performance Summary beginning on page 19
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.32%, based on an
annualization of February’s 1.7827 cents per share dividend
and the maximum offering price of $9.21 on February 28,
2023. An investor in the 2023 maximum combined effective
federal and Connecticut personal income tax bracket of
47.79% (including 3.80% Medicare tax) would need to earn
a distribution rate of 4.44% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
Connecticut’s uneven economic recovery from the COVID-
19-induced downturn strengthened over the 12-month
reporting period. One of the nation’s wealthiest states,
based on per capita income, with a large and diverse
economy, Connecticut has nonetheless been challenged
by a deteriorating demographic trajectory. The state’s
unemployment rate began the period at 4.6% and ended at
4.0%, compared with the 3.6% national rate. Connecticut’s
governor signed a fiscal year 2023 budget adjustment
that included major tax cuts and a built-in surplus to fund
the state’s pension plan. Connecticut’s net tax-supported
debt was $8,014 per capita and 9.8% of personal income,
above the $1,179 and 2.1% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
maintained Connecticut’s general obligation bonds’ Aa3
rating with a stable outlook.
4
This rating reflected Moody’s
view that the state benefited from high income levels, strong governance and a willingness to make mid-year budget
adjustments. According to Moody’s, Connecticut’s challenges
include high fixed costs for debt service, pension and post-
employment benefits, vulnerability to the impact of financial market fluctuations on capital gains and employment and
a declining and aging population. Moody’s stable outlook
reflects its view of Connecticut’s large reserves and strong provisions to promote fiscal discipline.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
*
Does not include cash and cash equivalents.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 80 .

Franklin Connecticut Tax-Free Income Fund
18
franklintempleton.com
Annual Report
Thank you for your continued participation in Franklin
Connecticut Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2023
Franklin Connecticut Tax-Free Income Fund
19
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -7.84% -11.30%
5-Year +0.21% -0.72%
10-Year +5.46% +0.15%
Advisor
1-Year -7.63% -7.63%
5-Year +1.18% +0.24%
10-Year +7.15% +0.69%
30-Day Standardized Yield
8
Taxable Equivalent
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.32% 4.44% 3.10% 2.92% 5.94% 5.59%
Advisor 2.65% 5.08% 3.49% 3.30% 6.68% 6.32%
See page 21 for Performance Summary footnotes.

Franklin Connecticut Tax-Free Income Fund
Performance Summary
20
franklintempleton.com
Annual Report
See page 19 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13– 2/28/2 3 )
Advisor Class
(2/28/13– 2/28/2 3 )

Franklin Connecticut Tax-Free Income Fund
Performance Summary
21
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 6/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and Connecticut personal income tax rate of 47.79%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.217609
A1 $0.231157
C $0.181047
R6 $0.243512
Advisor $0.240301
Total Annual Operating Expenses
10
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.90% 0.98%
Advisor 0.65% 0.73%

Your Fund’s Expenses
Franklin Connecticut Tax-Free Income Fund
22
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,003.80 $4.48 $1,020.33 $4.51 0.90%
A1 $1,000 $1,004.50 $3.73 $1,021.07 $3.76 0.75%
C $1,000 $1,001.70 $6.43 $1,018.37 $6.48 1.29%
R6 $1,000 $1,005.20 $3.10 $1,021.70 $3.13 0.62%
Advisor $1,000 $1,005.00 $3.24 $1,021.57 $3.26 0.65%

23
franklintempleton.com
Annual Report
Franklin Michigan Tax-Free Income Fund
This annual report for Franklin Michigan Tax-Free Income
Fund covers the fiscal year ended February 28, 2023 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Michigan personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.43 on February 28, 2022, to
$10.30 on February 28, 2023. The Fund’s Class A shares
paid dividends totaling 28.2208 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 25 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.58%,
based on an annualization of February’s 2.2961 cents per
share dividend and the maximum offering price of $10.70
on February 28, 2023. An investor in the 2023 maximum
combined effective federal and Michigan personal income
tax bracket of 45.05% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.70% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Michigan’s economy slowed as
high inflation and rising interest rates moderated business
activity. The Michigan economy is vulnerable to economic
cycles because of its large automotive industry. However,
in recent years, this exposure has been mitigated by
financial reserves and a growing service sector. The state’s unemployment rate began the period at 4.2% and ended
at 4.3%, compared with the 3.6% national rate. Improving
revenue conditions and substantial direct aid from the federal government bolstered the state’s liquidity. Michigan’s net tax-
supported debt was $833 per capita and 1.5% of personal
income, below the $1,179 and 2.1% national medians,
respectively.
3
Independent credit rating agency Moody’s
Investors Service maintained Michigan’s general obligations
bonds’ Aa1 rating with a stable outlook.
4
The rating reflected
Moody’s view of the state’s strong budgetary reserves,
available liquidity and effective governance practices.
According to Moody’s, credit challenges include dependence
upon the automotive manufacturing industry, exposure to
financially stressed local governments and elevated levels of retirement benefit liabilities. Moody’s stable outlook reflected its assessment that Michigan’s governance practices make
the state likely to respond rapidly to developing economic or fiscal downturns and because the state’s economy, while still linked to the automobile manufacturing industry, has become
increasingly diversified.
*Does not include cash and cash equivalents.
Portfolio Composition
2/28/23
% of Total
Investments*
Local 28.91%
Education 15.04%
Health Care 15.03%
Housing 9.34%
Lease 7.90%
Utilities 6.34%
Transportation 5.77%
Refunded 4.73%
Special Tax 4.25%
Industrial Dev. Revenue and Pollution Control 2.45%
State General Obligation 0.24%
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
88
.

Franklin Michigan Tax-Free Income Fund
24
franklintempleton.com
Annual Report
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Michigan Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2023
Franklin Michigan Tax-Free Income Fund
25
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -7.43% -10.90%
5-Year +4.10% +0.04%
10-Year +13.12% +0.85%
Advisor
1-Year -7.26% -7.26%
5-Year +5.13% +1.01%
10-Year +14.93% +1.40%
30-Day Standardized Yield
8
Taxable Equivalent
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.58% 4.70% 2.89% 2.89% 5.26% 5.26%
Advisor 2.90% 5.28% 3.26% 3.25% 5.93% 5.91%
See page 27 for Performance Summary footnotes.

Franklin Michigan Tax-Free Income Fund
Performance Summary
26
franklintempleton.com
Annual Report
See page 27 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13–2/28/23)
Advisor Class
(2/28/13–2/28/23)

Franklin Michigan Tax-Free Income Fund
Performance Summary
27
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/23 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and Michigan personal income tax rate of 45.05%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.282208
A1 $0.298027
C $0.238865
R6 $0.312806
Advisor $0.308552
Total Annual Operating Expenses
10
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Michigan Tax-Free Income Fund
28
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $998.70 $4.16 $1,020.64 $4.20 0.84%
A1 $1,000 $999.50 $3.41 $1,021.38 $3.45 0.69%
C $1,000 $996.70 $6.08 $1,018.70 $6.15 1.23%
R6 $1,000 $1,000.10 $2.73 $1,022.06 $2.76 0.55%
Advisor $1,000 $999.90 $2.90 $1,021.89 $2.93 0.59%

29
franklintempleton.com
Annual Report
Franklin Minnesota Tax-Free Income Fund
This annual report for Franklin Minnesota Tax-Free Income
Fund covers the fiscal year ended February 28, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Minnesota personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.20 on February 28, 2022, to
$11.03 on February 28, 2023. The Fund’s Class A shares
paid dividends totaling 27.3385 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 31 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.41%,
based on an annualization of February’s 2.2993 cents per
share dividend and the maximum offering price of $11.46
on February 28, 2023. An investor in the 2023 maximum
combined effective federal and Minnesota personal income
tax bracket of 50.65% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.88% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Minnesota’s economy slowed
and lagged the national expansion rate, although growth
rebounded in 2022’s third quarter. Historically, the state
has had a very low unemployment rate and high labor
force participation rate, supported by a diverse economy.
The state’s unemployment rate began the period at 2.6%
and ended at 3.0%, compared with the 3.6% national rate.
Minnesota’s strong revenues and controlled spending are
expected to result in further growth in its fund balance and liquidity levels. Minnesota’s net tax-supported debt was
$1,462 per capita and 2.2% of personal income, above
the $1,179 and 2.1% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
upgraded its rating on Minnesota’s general obligations
bonds to Aaa from Aa1. Simultaneous with the upgrade in
the rating, Moody’s also revised the outlook for Minnesota
to stable from positive.
4
The rating reflected Moody’s view
that the state’s strong record of prudent governance,
which has driven growth in financial reserves, and strong
management will keep its cost burdens among the lowest in
the U.S. According to Moody’s, challenges facing the state
include a history of political gridlock that has led to structural imbalances and population trends including recent declines
in migration to the state.
*Does not include cash and cash equivalents.
Portfolio Composition
2/28/23
% of Total
Investments*
Local 33.48%
Health Care 17.64%
Education 10.77%
Housing 9.22%
Utilities 8.64%
Transportation 6.10%
Other Revenue Bonds 4.10%
Lease 3.48%
State General Obligation 2.28%
Refunded 2.13%
Special Tax 1.50%
Industrial Dev. Revenue and Pollution Control 0.66%
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
100
.

Franklin Minnesota Tax-Free Income Fund
30
franklintempleton.com
Annual Report
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Minnesota Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2023
Franklin Minnesota Tax-Free Income Fund
31
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -7.35% -10.82%
5-Year +2.52% -0.27%
10-Year +11.21% +0.68%
Advisor
1-Year -7.11% -7.11%
5-Year +3.65% +0.72%
10-Year +13.11% +1.24%
30-Day Standardized Yield
8
Taxable Equivalent
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.41% 4.88% 2.71% 2.70% 5.49% 5.47%
Advisor 2.74% 5.55% 3.06% 3.05% 6.20% 6.18%
See page 33 for Performance Summary footnotes.

Franklin Minnesota Tax-Free Income Fund
Performance Summary
32
franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A (2/28/13–2/28/23)
Advisor Class (2/28/13–2/28/23)

Franklin Minnesota Tax-Free Income Fund
Performance Summary
33
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/23 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and Minnesota personal income tax rate of 50.65%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.273385
A1 $0.290410
C $0.227748
R6 $0.307845
Advisor $0.301562
Total Annual Operating Expenses
10
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Minnesota Tax-Free Income Fund
34
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,004.10 $4.19 $1,020.61 $4.23 0.84%
A1 $1,000 $1,003.90 $3.43 $1,021.37 $3.46 0.69%
C $1,000 $1,002.00 $6.13 $1,018.67 $6.18 1.23%
R6 $1,000 $1,004.70 $2.70 $1,022.10 $2.72 0.54%
Advisor $1,000 $1,005.30 $2.94 $1,021.86 $2.97 0.59%

35
franklintempleton.com
Annual Report
Franklin Ohio Tax-Free Income Fund
This annual report for Franklin Ohio Tax-Free Income Fund
covers the fiscal year ended February 28, 2023 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and Ohio personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.54 on February 28, 2022,
to $11.29 on February 28, 2023. The Fund’s Class A shares
paid dividends totaling 30.1573 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 37 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.48%,
based on an annualization of February's 2.4199 cents per
share dividend and the maximum offering price of $11.73
on February 28, 2023. An investor in the 2023 maximum
combined effective federal and Ohio personal income
tax bracket of 44.79% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.49% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12 month period, Ohio’s economy slowed
and lagged the U.S. national growth rate, despite a slight
rebound in 2022’s third quarter. Ohio trailed the nation in job recovery from the COVID-19 pandemic, with weak
employment growth in the leisure and hospitality,
education and health care and government sectors. Ohio’s
unemployment rate began the period at 4.0% and ended at
3.9%, compared with the 3.6% national rate. Ohio recorded
consecutive years of record budget surpluses and forecasted
another surplus for the 2023 fiscal year, allowing the state to manage budget challenges. Ohio’s net tax-supported
debt was $1,718 per capita and 3.0% of personal income,
above the $1,179 and 2.1% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
maintained the state’s general obligation bonds’ Aa1 rating
with a positive outlook.
4
The rating reflected Moody’s view of
Ohio’s strong budgetary and financial management, sound
levels of reserves, affordable fixed costs and below-average long-term debt. According to Moody’s, Ohio’s challenges
include below-average economic growth, compounded by
demographic and population trends that may contribute
to relatively slower expansion. Moody’s positive outlook
reflected the state’s improved financial outlook and new
economic development that could diversify the economy,
improve growth and strengthen demographic trends.
*Does not include cash and cash equivalents.
Portfolio Composition
2/28/23
% of Total
Investments*
Local 27.14%
Education 15.58%
Health Care 14.62%
Utilities 11.20%
Refunded 7.18%
Housing 6.52%
Transportation 6.50%
Industrial Dev. Revenue and Pollution Control 3.76%
State General Obligation 2.79%
Lease 2.20%
Special Tax 2.05%
Other Revenue Bonds 0.46%
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
112
.

Franklin Ohio Tax-Free Income Fund
36
franklintempleton.com
Annual Report
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin Ohio
Tax-Free Income Fund. We look forward to serving your
future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2023
Franklin Ohio Tax-Free Income Fund
37
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -7.57% -11.03%
5-Year +2.75% -0.22%
10-Year +15.70% +1.08%
Advisor
1-Year -7.33% -7.33%
5-Year +3.97% +0.78%
10-Year +17.76% +1.65%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.48% 4.49% 2.89% 5.23%
Advisor 2.80% 5.07% 3.26% 5.90%
See page 39 for Performance Summary footnotes.

Franklin Ohio Tax-Free Income Fund
Performance Summary
38
franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13–2/28/23)
Advisor Class
(2/28/13–2/28/23)
See page 39 for Performance Summary footnotes.

Franklin Ohio Tax-Free Income Fund
Performance Summary
39
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/23 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and Ohio personal income tax rate of
44.79%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.301573
A1 $0.318894
C $0.254355
R6 $0.335351
Advisor $0.330386
Total Annual Operating Expenses
10
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Ohio Tax-Free Income Fund
40
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,001.70 $4.08 $1,020.72 $4.12 0.82%
A1 $1,000 $1,001.50 $3.33 $1,021.47 $3.36 0.67%
C $1,000 $998.80 $6.01 $1,018.78 $6.07 1.21%
R6 $1,000 $1,003.10 $2.63 $1,022.17 $2.66 0.53%
Advisor $1,000 $1,002.90 $2.83 $1,021.97 $2.86 0.57%

41
franklintempleton.com
Annual Report
Portfolio Composition
2/28/23
% of Total
Investments*
Local
23.51%
Education
17.36%
Health Care
16.62%
Transportation
12.20%
Housing
7.60%
Utilities
5.91%
Refunded
5.66%
Special Tax
4.39%
State General Obligation
3.73%
Lease
2.07%
Industrial Dev. Revenue and Pollution Control
0.64%
Other Revenue Bonds
0.31%
Franklin Oregon Tax-Free Income Fund
This annual report for Franklin Oregon Tax-Free Income
Fund covers the fiscal year ended February 28, 2023 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Oregon personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.45 on February 28, 2022, to
$10.35 on February 28, 2023. The Fund’s Class A shares
paid dividends totaling 26.8194 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 43 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.59%,
based on an annualization of February’s 2.3173 cents per
share dividend and the maximum offering price of $10.75
on February 28, 2023. An investor in the 2023 maximum
combined effective federal and Oregon personal income
tax bracket of 50.70% (including 3.80% Medicare tax)
would need to earn a distribution rate of 5.25% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Oregon’s economy slowed as
inflationary pressures mounted, although growth rebounded
in 2022’s third quarter. Oregon’s economy is more export-
oriented than many other states, reflecting its status as
a center of high-technology manufacturing. Oregon’s
unemployment rate began the period at 3.7% and ended
at 4.7%, compared with the 3.6% national rate. The state’s
strong revenue growth in recent years led to a healthy
liquidity position that increased budget flexibility through the current inflationary period. The governor’s powers to control spending, capable budget management and low overall fixed
costs allow financial flexibility. Growing pension costs and a concentrated revenue structure increase budget uncertainty.
The state’s net tax-supported debt was $2,579 per capita
and 4.3% of personal income, above the $1,179 and 2.1%
national medians, respectively.
3
Independent credit rating
agency Moody’s Investors Service maintained Oregon’s
general obligation bonds’ Aa1 rating with a stable outlook,
reflecting Moody’s view that Oregon’s budget management
and strong liquidity will support satisfactory financial
flexibility.
4
According to Moody’s, Oregon’s challenges
include unusually high reliance on economically sensitive
personal income taxes, governance constraints and rapid
growth in pension liabilities. The stable outlook reflects
Oregon’s sound budget management and strong liquidity,
which offers financial flexibility during the economic recovery.
*
Does not include cash and cash equivalents.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
126
.

Franklin Oregon Tax-Free Income Fund
42
franklintempleton.com
Annual Report
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Oregon Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2023
Franklin Oregon Tax-Free Income Fund
43
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -7.27% -10.75%
5-Year +3.10% -0.15%
10-Year +11.41% +0.70%
Advisor
1-Year -7.12% -7.12%
5-Year +4.22% +0.83%
10-Year +13.19% +1.25%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.59% 5.25% 2.92% 5.92%
Advisor 2.92% 5.92% 3.28% 6.65%
See page 45 for Performance Summary footnotes.

Franklin Oregon Tax-Free Income Fund
Performance Summary
44
franklintempleton.com
Annual Report
See page 45 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13– 2/28/2 3 )
Advisor Class
(2/28/13– 2/28/23 )

Franklin Oregon Tax-Free Income Fund
Performance Summary
45
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/23 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and Oregon personal income tax rate of 50.70%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.268194
A1 $0.284076
C $0.224713
R6 $0.298115
Advisor $0.294622
Total Annual Operating Expenses
10
Share Class
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin Oregon Tax-Free Income Fund
46
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $998.30 $4.03 $1,020.76 $4.08 0.81%
A1 $1,000 $999.10 $3.29 $1,021.50 $3.33 0.66%
C $1,000 $995.40 $5.96 $1,018.82 $6.03 1.20%
R6 $1,000 $999.70 $2.64 $1,022.15 $2.67 0.53%
Advisor $1,000 $999.60 $2.79 $1,022.00 $2.82 0.56%

47
franklintempleton.com
Annual Report
Franklin Pennsylvania Tax-Free Income Fund
This annual report for Franklin Pennsylvania Tax-Free
Income Fund covers the fiscal year ended February 28,
2023 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and Pennsylvania personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $9.64 on February 28, 2022, to $8.64
on February 28, 2023. The Fund’s Class A shares paid
dividends totaling 21.7057 cents per share for the reporting period.
2
The Performance Summary beginning on page 49
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.50%, based on an
annualization of February's 1.8694 cents per share dividend
and the maximum offering price of $8.98 on February 28,
2023. An investor in the 2023 maximum combined effective
federal and Pennsylvania personal income tax bracket of
43.87% (including 3.80% Medicare tax) would need to earn
a distribution rate of 4.45% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*
Does not include cash and cash equivalents.
Commonwealth Update
During the 12 months under review, Pennsylvania’s
economic recovery slowed as inflationary pressures
rose, although growth rebounded in 2022’s third quarter.
Though it has a very large, diverse economic base, the
commonwealth’s economy has performed below average
over the last decade. Pennsylvania’s slow growth and
downward demographic trends are expected to negatively
impact long-term job growth and economic performance. The
commonwealth’s unemployment rate began the period at
4.4% and ended at 4.4%, compared with the 3.6% national
rate. In July 2022, the commonwealth approved a $42.8
billion budget that included a 13% increase in spending,
primarily on education and human services. Pennsylvania’s
revenues have been strong, leading to increased budget
stabilization reserves. Pennsylvania’s net tax-supported
debt was $1,616 per capita and 2.5% of personal income,
above the $1,179 and 2.1% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
maintained the commonwealth’s general obligation bonds’
Aa3 rating with a stable outlook.
4
The rating reflected
Moody’s view of the commonwealth’s above average
leverage and fixed cost burdens as well as its stable and
healthy liquidity. According to Moody’s, credit challenges
include elevated fixed costs and slim budget reserves.
Portfolio Composition
2/28/23
% of Total
Investments*
Health Care 22.87%
Education 22.76%
Local 13.88%
Transportation 9.85%
Utilities 8.53%
Refunded 7.61%
Housing 5.68%
Lease 3.31%
Special Tax 3.28%
State General Obligation 1.70%
Other Revenue Bonds 0.53%
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
137
.

Franklin Pennsylvania Tax-Free Income Fund
48
franklintempleton.com
Annual Report
Moody’s stable outlook reflected its positive assessment of
Pennsylvania’s ability to manage financial challenges.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Pennsylvania Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2023
Franklin Pennsylvania Tax-Free Income Fund
49
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -8.13% -11.57%
5-Year +1.23% -0.52%
10-Year +9.78% +0.55%
Advisor
1-Year -7.99% -7.99%
5-Year +2.32% +0.46%
10-Year +11.65% +1.11%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.50% 4.45% 3.21% 5.72%
Advisor 2.83% 5.04% 3.58% 6.38%
See page 51 for Performance Summary footnotes.

Franklin Pennsylvania Tax-Free Income Fund
Performance Summary
50
franklintempleton.com
Annual Report
See page 51 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13– 2/28/2 3 )
Advisor Class
(2/28/13– 2/28/23 )

Franklin Pennsylvania Tax-Free Income Fund
Performance Summary
51
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/23 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and Pennsylvania personal income tax rate of 43.87%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of Pennsylvania’s surcharge on taxable income in excess of $1 million.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.217057
A1 $0.230319
C $0.180845
R6 $0.242718
Advisor $0.239143
Total Annual Operating Expenses
10
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Pennsylvania Tax-Free Income Fund
52
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimburse ments, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $998.60 $4.10 $1,020.70 $4.14 0.83%
A1 $1,000 $999.30 $3.35 $1,021.44 $3.39 0.68%
C $1,000 $996.60 $6.04 $1,018.75 $6.10 1.22%
R6 $1,000 $1,000.00 $2.69 $1,022.10 $2.72 0.54%
Advisor $1,000 $999.80 $2.85 $1,021.94 $2.88 0.57%

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.64 $10.92 $11.24 $10.58 $10.52
Income from investment operations
c
:
Net investment income
d
......................... 0.27 0.25 0.27 0.29 0.16
Net realized and unrealized gains (losses) ........... (1.04) (0.28) (0.32) 0.67 0.05
Total from investment operations .................... (0.77) (0.03) (0.05) 0.96 0.21
Less distributions from:
Net investment income .......................... (0.27) (0.25) (0.27) (0.30) (0.15)
Net asset value, end of year ....................... $9.60 $10.64 $10.92 $11.24 $10.58
Total return
e
................................... (7.24)% (0.37)% (0.43)% 9.24% 2.09%
Ratios to average net assets
f
Expenses
g
.................................... 0.83% 0.81% 0.81% 0.81% 0.81%
Net investment income ........................... 2.79% 2.23% 2.46% 2.72% 3.12%
Supplemental data
Net assets, end of year (000’s) ..................... $212,662 $210,355 $173,930 $132,026 $44,516
Portfolio turnover rate ............................ 27.77% 17.24% 13.66% 11.37% 18.13%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.62 $10.90 $11.22 $10.56 $10.58
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.26 0.29 0.31 0.34
Net realized and unrealized gains (losses) ........... (1.04) (0.28) (0.32) 0.67 (0.01)
Total from investment operations .................... (0.75) (0.02) (0.03) 0.98 0.33
Less distributions from:
Net investment income .......................... (0.28) (0.26) (0.29) (0.32) (0.35)
Net asset value, end of year ....................... $9.59 $10.62 $10.90 $11.22 $10.56
Total return
d
................................... (7.02)% (0.22)% (0.28)% 9.42% 3.18%
Ratios to average net assets
Expenses
e
.................................... 0.68% 0.66% 0.66% 0.66% 0.66%
Net investment income ........................... 2.94% 2.39% 2.64% 2.87% 3.27%
Supplemental data
Net assets, end of year (000’s) ..................... $396,929 $526,131 $582,701 $672,061 $661,250
Portfolio turnover rate ............................ 27.77% 17.24% 13.66% 11.37% 18.13%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.81 $11.09 $11.42 $10.75 $10.75
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.20 0.23 0.26 0.29
Net realized and unrealized gains (losses) ........... (1.06) (0.28) (0.33) 0.67 (—)
d
Total from investment operations .................... (0.83) (0.08) (0.10) 0.93 0.29
Less distributions from:
Net investment income .......................... (0.23) (0.20) (0.23) (0.26) (0.29)
Net asset value, end of year ....................... $9.75 $10.81 $11.09 $11.42 $10.75
Total return
e
................................... (7.69)% (0.76)% (0.81)% 8.70% 2.74%
Ratios to average net assets
Expenses
f
..................................... 1.22% 1.20% 1.20% 1.21% 1.21%
Net investment income ........................... 2.33% 1.80% 2.05% 2.32% 2.72%
Supplemental data
Net assets, end of year (000’s) ..................... $32,466 $48,833 $67,713 $80,562 $77,216
Portfolio turnover rate ............................ 27.77% 17.24% 13.66% 11.37% 18.13%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
In
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.66 $10.94 $11.26 $10.60 $10.60
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.28 0.30 0.33 0.36
Net realized and unrealized gains (losses) ........... (1.04) (0.28) (0.32) 0.67 (—)
d
Total from investment operations .................... (0.74) — (0.02) 1.00 0.36
Less distributions from:
Net investment income .......................... (0.30) (0.28) (0.30) (0.34) (0.36)
Net asset value, end of year ....................... $9.62 $10.66 $10.94 $11.26 $10.60
Total return .................................... (6.96)% (0.08)% (0.15)% 9.53% 3.48%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.53% 0.53% 0.54% 0.55%
Expenses net of waiver and payments by affiliates
e
...... 0.54% 0.52% 0.53%
f
0.53% 0.53%
Net investment income ........................... 3.06% 2.51% 2.75% 3.00% 3.40%
Supplemental data
Net assets, end of year (000’s) ..................... $19,946 $28,123 $21,450 $16,971 $12,562
Portfolio turnover rate ............................ 27.77% 17.24% 13.66% 11.37% 18.13%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.65 $10.94 $11.26 $10.60 $10.61
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.27 0.30 0.32 0.36
Net realized and unrealized gains (losses) ........... (1.04) (0.29) (0.32) 0.67 (0.01)
Total from investment operations .................... (0.74) (0.02) (0.02) 0.99 0.35
Less distributions from:
Net investment income .......................... (0.29) (0.27) (0.30) (0.33) (0.36)
Net asset value, end of year ....................... $9.62 $10.65 $10.94 $11.26 $10.60
Total return .................................... (6.91)% (0.21)% (0.18)% 9.50% 3.36%
Ratios to average net assets
Expenses
d
.................................... 0.57% 0.56% 0.56% 0.56% 0.56%
Net investment income ........................... 3.02% 2.48% 2.71% 2.97% 3.37%
Supplemental data
Net assets, end of year (000’s) ..................... $114,323 $178,256 $174,264 $124,881 $90,140
Portfolio turnover rate ............................ 27.77% 17.24% 13.66% 11.37% 18.13%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.1%
Arizona 91.2%
Arizona Department of Transportation , State Highway Fund , Revenue , 2016 ,
Refunding , 5% , 7/01/36 ............................................. $ 8,680,000 $ 9,100,885
Arizona Health Facilities Authority ,
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/39 ...... 2,820,000 2,866,783
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/42 ...... 6,715,000 6,792,988
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/42 ........................................................ 2,045,000 2,068,742
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/51 ........................................................ 1,080,000 1,084,061
Arizona Agribusiness and Equine Center, Inc., Revenue, 2017 A, 5%, 3/01/48 .... 1,555,000 1,600,541
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 2.65%, 7/01/26 740,000 702,573
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/31 ... 550,000 551,987
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/41 ... 2,000,000 1,766,673
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/51 ... 2,340,000 1,943,863
BASIS Schools, Inc. Obligated Group, Revenue, 2017 F, Refunding, 5%, 7/01/47 .. 3,350,000 3,415,378
Children's National Medical Center Obligated Group, Revenue, 2020 A, 4%, 9/01/40 865,000 835,865
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/34 ....................................................... 1,000,000 1,053,768
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/36 ....................................................... 1,235,000 1,285,160
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/39 ....................................................... 1,000,000 1,032,580
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/44 ....................................................... 6,645,000 6,775,579
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/45 ....................................................... 2,200,000 1,947,847
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/50 ....................................................... 7,055,000 6,063,494
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 A, 4%,
11/01/51 ....................................................... 1,400,000 1,197,233
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 4%,
11/01/42 ....................................................... 1,650,000 1,495,068
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 5%,
11/01/47 ....................................................... 7,900,000 8,089,650
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 4.25%,
11/01/52 ....................................................... 3,500,000 3,113,925
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/38 ..... 1,175,000 810,634
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/54 ..... 1,250,000 756,579
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/36 ........................................................ 1,105,000 695,890
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/49 ........................................................ 3,500,000 1,878,815
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B,
5.125%, 1/01/54 ................................................. 2,000,000 1,036,933
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/31 .......... 315,000 312,479
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/41 .......... 405,000 364,525
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/52 .......... 840,000 697,468
KIPP Nashville Obligated Group, Revenue, 2022 A, 5%, 7/01/47 .............. 1,400,000 1,401,826
KIPP Nashville Obligated Group, Revenue, 2022 A, 5%, 7/01/62 .............. 2,400,000 2,300,884
KIPP New York, Inc. Gerard Facility, Revenue, 2021 C, 3.25%, 7/01/31 ......... 1,550,000 1,328,934
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/32 .......... 660,000 708,680
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/34 .......... 660,000 643,960
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/36 .......... 315,000 298,344
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/41 .......... 2,800,000 2,510,718
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/51 .......... 8,000,000 6,645,685
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/61 .......... 15,580,000 12,420,878

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Leman Academy of Excellence Obligated Group, Revenue, 2022 A, Refunding, 4.5%,
7/01/54 ........................................................ $ 3,000,000 $ 2,618,908
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 4%, 2/01/50 ..... 2,540,000 2,280,575
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 3%,
2/01/41 ........................................................ 885,000 710,051
Provident Group-NCCU Properties LLC, Revenue, 2019 A, BAM Insured, 5%,
6/01/58 ........................................................ 6,250,000 6,631,537
Arizona State University ,
Revenue, 2015 B, Refunding, 5%, 7/01/41 ............................... 14,070,000 14,423,502
Revenue, 2015 D, 5%, 7/01/46 ........................................ 5,000,000 5,103,240
Revenue, 2016 C, 5%, 7/01/46 ........................................ 10,000,000 10,294,246
Revenue, 2017 B, Refunding, 5%, 7/01/43 ............................... 4,005,000 4,196,064
Revenue, 2019 A, 5%, 7/01/40 ........................................ 1,000,000 1,082,380
Carefree Utilities Community Facilities District , Town of Carefree Water System ,
Revenue , 2021 , 4% , 7/01/51 ......................................... 2,000,000 1,812,761
Central Arizona Water Conservation District , Revenue , 2016 , 5% , 1/01/34 .........
1,000,000 1,042,151
City of Bullhead , Excise Taxes , Revenue , 2022 , 4% , 7/01/52 ...................
2,885,000 2,603,757
City of Goodyear ,
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, AGMC Insured, 4%, 7/01/39 600,000 601,570
Water & Sewer, Revenue, Sub. Lien, 2020, AGMC Insured, 4%, 7/01/45 ......... 1,500,000 1,427,135
Water & Sewer, Revenue, Sub. Lien, Second Series, 2020, AGMC Insured, 4%,
7/01/40 ........................................................ 650,000 643,311
Water & Sewer, Revenue, Sub. Lien, Second Series, 2020, AGMC Insured, 4%,
7/01/45 ........................................................ 3,500,000 3,329,981
City of Lake Havasu City ,
Wastewater System, Revenue, 2015 B, Refunding, AGMC Insured, 5%, 7/01/40 ... 15,000,000 15,386,971
Wastewater System, Revenue, 2015 B, Refunding, AGMC Insured, 5%, 7/01/43 ... 9,155,000 9,364,496
City of Mesa ,
Utility System, Revenue, 2018, 4%, 7/01/38 .............................. 1,425,000 1,432,336
Utility System, Revenue, 2018, 4%, 7/01/39 .............................. 6,135,000 6,148,736
Utility System, Revenue, 2018, 5%, 7/01/42 .............................. 6,700,000 7,101,270
Utility System, Revenue, 2019 A, 5%, 7/01/43 ............................ 2,500,000 2,671,083
Utility System, Revenue, 2022 C, Refunding, 5%, 7/01/36 ................... 5,000,000 5,815,171
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 2,155,000 2,201,181
Airport, Revenue, 2017 A, 5%, 7/01/47 .................................. 12,935,000 13,136,566
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 16,570,000 15,955,717
Airport, Revenue, Junior Lien, 2019 A, 4%, 7/01/44 ........................ 4,000,000 3,790,140
Airport, Revenue, Junior Lien, 2019 A, 5%, 7/01/44 ........................ 8,500,000 8,989,936
Airport, Revenue, Senior Lien, 2018, 5%, 7/01/48 .......................... 5,000,000 5,084,491
Excise Tax, Revenue, 2022, 5%, 7/01/46 ................................ 8,300,000 9,093,775
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/34 .................................................. 2,500,000 2,710,829
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/37 .................................................. 1,500,000 1,596,027
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/38 .................................................. 8,420,000 8,939,259
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 7,500,000 6,860,809
Wastewater, Revenue, Junior Lien, 2018 A, 5%, 7/01/37 ..................... 1,000,000 1,082,944
Wastewater, Revenue, Junior Lien, 2018 A, 4%, 7/01/39 ..................... 5,000,000 5,011,195
Water System, Revenue, Junior Lien, 2016, Refunding, 5%, 7/01/39 ............ 5,000,000 5,215,224
Water System, Revenue, Junior Lien, 2020 B, 5%, 7/01/44 ................... 7,500,000 8,140,353

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
County of Yuma , Sales Tax , Revenue , 2022 , BAM Insured , 4.25% , 7/15/42 ........
$ 3,250,000 $ 3,220,458
Gilbert Water Resource Municipal Property Corp. , Town of Gilbert Waterworks & Sewer
System , Revenue, Senior Lien , 2022 , 4% , 7/15/39 ......................... 10,000,000 10,153,116
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 4%, 5/15/31 ........... 400,000 361,772
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/56 ........... 5,500,000 4,649,413
Glendale Municipal Property Corp. ,
City of Glendale Excise Tax, Revenue, 2012 C, Refunding, 5%, 7/01/38 ......... 18,530,000 18,544,820
Industrial Development Authority of the City of Phoenix Arizona (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/44 ...... 1,000,000 990,869
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/49 ...... 1,995,000 1,943,567
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 2,665,000 2,574,841
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/25 1,015,000 1,031,212
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/27 425,000 436,109
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/30 700,000 721,399
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/32 250,000 256,924
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/33 600,000 614,327
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/37 2,750,000 2,767,705
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/42 11,550,000 11,310,976
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/36 . 4,065,000 4,126,115
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/41 . 1,225,000 1,234,901
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 . 1,335,000 1,340,038
Vista College Preparatory Obligated Group, Revenue, 2018 A, 5%, 7/01/48 ...... 1,000,000 1,033,589
Industrial Development Authority of the County of Pima (The) ,
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%,
12/15/32 ....................................................... 1,765,000 1,842,741
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%,
6/15/37 ........................................................ 2,240,000 2,338,663
a
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 B-3, 5.125%,
11/15/29 ....................................................... 3,000,000 2,985,489
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 4%, 4/01/40 .... 1,040,000 964,273
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 4%, 4/01/41 .... 1,360,000 1,253,995
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 3%, 4/01/51 .... 12,000,000 8,338,295
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/34 ............................................ 4,250,000 4,432,199
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/36 ............................................ 1,310,000 1,353,454
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/38 ............................................ 1,510,000 1,459,188
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/43 ............................................ 3,000,000 2,710,970
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/38 .................... 1,000,000 1,005,609
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/48 .................... 1,000,000 976,677
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/25 .................... 90,000 90,587
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/26 .................... 95,000 96,157
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/27 .................... 75,000 76,389
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/28 .................... 80,000 82,146
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/29 .................... 110,000 113,584
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/30 .................... 100,000 103,594
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/41 .................... 430,000 365,879
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/46 .................... 345,000 278,610
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/51 .................... 580,000 451,646

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... $ 1,000,000 $ 1,064,773
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 F, 3%, 1/01/49 ............... 5,000,000 3,663,964
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 9,630,000 9,171,612
Banner Health Obligated Group, Revenue, A, 5%, 1/01/41 ................... 37,590,000 39,161,856
Creighton University, Revenue, 2020, 5%, 7/01/47 ......................... 13,000,000 13,605,454
Creighton University, Revenue, 2020, 4%, 7/01/50 ......................... 8,450,000 7,528,841
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/37 . 1,000,000 1,034,927
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/52 . 1,000,000 1,014,540
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/43 ................ 2,275,000 2,346,016
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/36 ....... 2,100,000 2,219,784
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/37 ....... 3,175,000 3,335,055
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/42 ....... 2,750,000 2,816,450
HonorHealth Obligated Group, Revenue, 2021 A, 3%, 9/01/51 ................ 5,600,000 4,009,549
Legacy Traditional School Obligated Group, Revenue, 2019 A, Refunding, 5%,
7/01/49 ........................................................ 3,920,000 4,024,169
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/36 ......... 1,120,000 1,136,994
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/47 ......... 3,325,000 3,334,129
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 B, Refunding, 3.6%, 4/01/40 ............. 13,500,000 11,761,276
El Paso Electric Co., Revenue, 2012 A, Refunding, 4.5%, 8/01/42 ............. 10,000,000 9,988,196
b
Public Service Co. of New Mexico, Revenue, 2010 A, Refunding, Mandatory Put,
0.875%, 10/01/26 ................................................ 4,500,000 3,938,729
b
Public Service Co. of New Mexico, Revenue, 2010 B, Refunding, Mandatory Put,
0.875%, 10/01/26 ................................................ 2,150,000 1,881,837
Southern California Edison Co., Revenue, 2000 A, Refunding, 2.4%, 6/01/35 ..... 10,000,000 7,696,587
Maricopa County Unified School District No. 11-Peoria , GO , 2013 , 5% , 7/01/31 .....
5,100,000 5,126,667
Maricopa County Unified School District No. 95 Queen Creek ,
GO, 2018, 5%, 7/01/33 ............................................. 500,000 529,206
GO, 2018, 5%, 7/01/37 ............................................. 1,200,000 1,257,330
McAllister Academic Village LLC ,
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/33 ............ 2,000,000 2,127,582
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/38 ............ 2,000,000 2,097,260
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/39 ............ 1,000,000 1,046,604
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,066,850
Northern Arizona University ,
Revenue, 2013, 5%, 8/01/26 ......................................... 2,380,000 2,398,775
Revenue, 2014, 5%, 6/01/40 ......................................... 4,545,000 4,590,283
Pima County Unified School District No. 20 Vail , GO , 2016 , Refunding , BAM Insured ,
5% , 7/01/36 ...................................................... 3,305,000 3,455,716
Pima County Unified School District No. 30 Sahuarita ,
GO, 2017, BAM Insured, 5%, 7/01/33 ................................... 2,665,000 2,848,705
GO, 2017, BAM Insured, 5%, 7/01/34 ................................... 2,800,000 2,982,527
Pima County Unified School District No. 6 Marana ,
GO, 2017 C, BAM Insured, 5%, 7/01/36 ................................. 2,385,000 2,542,455
GO, 2018 D, AGMC Insured, 5%, 7/01/38 ................................ 2,500,000 2,657,788
Pinal County Community College District , Revenue , 2017 , BAM Insured , 5% , 7/01/34
1,065,000 1,117,668
Salt River Project Agricultural Improvement & Power District ,
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 9,745,000 10,273,056
Revenue, 2017 A, Refunding, 5%, 1/01/37 ............................... 10,000,000 10,793,342
Revenue, 2017 A, Refunding, 5%, 1/01/38 ............................... 5,435,000 5,834,013
Revenue, 2017 A, Refunding, 5%, 1/01/39 ............................... 2,105,000 2,253,413
Revenue, 2019 A, 5%, 1/01/47 ........................................ 5,000,000 5,374,103
Revenue, 2023 A, 5%, 1/01/50 ........................................ 5,000,000 5,459,571

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5%, 12/01/32 ....................................... $ 10,000,000 $ 10,472,266
Revenue, 2007-1, 5%, 12/01/37 ....................................... 5,000,000 5,106,767
State of Arizona ,
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/27 ................. 3,945,000 4,356,316
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/28 ................. 2,000,000 2,261,937
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/29 ................. 2,000,000 2,306,909
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/36 ................. 5,000,000 6,050,456
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/37 ................. 7,000,000 8,452,292
Student & Academic Services LLC ,
Revenue, 2014, BAM Insured, 5%, 6/01/33 .............................. 1,000,000 1,016,178
Revenue, 2014, BAM Insured, 5%, 6/01/39 .............................. 1,400,000 1,420,253
Revenue, 2014, BAM Insured, 5%, 6/01/44 .............................. 3,155,000 3,192,567
Town of Gilbert , Pledged , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ...............
10,000,000 10,296,257
Town of Queen Creek ,
Excise Tax, Revenue, 2018 A, 5%, 8/01/42 ............................... 2,500,000 2,673,373
Excise Tax, Revenue, 2018 A, 5%, 8/01/47 ............................... 5,000,000 5,311,711
Excise Tax, Revenue, 2020, 4%, 8/01/50 ................................ 5,000,000 4,596,467
University of Arizona (The) ,
Revenue, 2013, 5%, 8/01/38 ......................................... 5,790,000 5,803,361
Revenue, 2014, 5%, 8/01/39 ......................................... 10,000,000 10,101,509
Revenue, 2016, Refunding, 5%, 6/01/39 ................................. 2,750,000 2,858,012
Revenue, 2016 B, Refunding, 5%, 6/01/42 ............................... 2,000,000 2,060,019
Revenue, 2018 A, 5%, 6/01/43 ........................................ 5,000,000 5,316,052
Revenue, 2019 A, 5%, 6/01/42 ........................................ 1,000,000 1,074,236
708,054,439
Florida 0.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 800,000 539,307
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,290,000 2,638,918
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,396,834
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,900,000 1,521,158
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,900,000 1,516,496
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 3,275,000 2,051,123
5,088,777
Texas 0.8%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 2,055,877
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,600,000 1,928,522
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,414,268
6,398,667
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,521,224

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
See Abbreviations on page 171 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 1.6%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ $ 1,900,000 $ 1,505,473
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 3,300,000 2,642,951
FAH Tree House LLC, Revenue, 144A, 2023 A, 6.5%, 8/01/53 ................ 1,500,000 1,495,941
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 5,000,000 5,000,000
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 1,500,000 1,484,224
12,128,589
U.S. Territories 4.1%
Guam 1.6%
Guam Power Authority ,
Revenue, 2014 A, AGMC Insured, 5%, 10/01/39 ........................... 6,490,000 6,651,954
Revenue, 2014 A, AGMC Insured, 5%, 10/01/44 ........................... 5,325,000 5,448,224
12,100,178
Puerto Rico 2.5%
HTA HRRB Custodial Trust ,
Revenue, 2007 CC, 5.5%, 7/01/31 ..................................... 2,790,000 2,876,198
Revenue, 2007 CC, 5.25%, 7/01/32 .................................... 1,970,000 1,995,947
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 2,290,000 2,315,158
Revenue, 2007 N, 5.5%, 7/01/29 ...................................... 770,000 796,462
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 750,000 756,680
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,709,599
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 474,935 440,502
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 308,644 192,902
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 527,963 293,110
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 1,550,000 1,389,392
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 4,906,000 4,551,787
19,317,737
Total U.S. Territories .................................................................... 31,417,915
Total Municipal Bonds (Cost $811,338,293) .....................................
769,184,670
a a a a
a
Total Investments (Cost $811,338,293) 99.1% ...................................
$769,184,670
Other Assets, less Liabilities 0.9% .............................................
7,141,893
Net Assets 100.0% ...........................................................
$776,326,563
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $29,125,432, representing 3.8% of net assets.
b
The maturity date shown represents the mandatory put date.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.40 $11.69 $11.96 $11.32 $11.28
Income from investment operations
c
:
Net investment income
d
......................... 0.28 0.25 0.28 0.31 0.17
Net realized and unrealized gains (losses) ........... (1.15) (0.29) (0.27) 0.66 0.04
Total from investment operations .................... (0.87) (0.04) 0.01 0.97 0.21
Less distributions from:
Net investment income .......................... (0.27) (0.25) (0.28) (0.33) (0.17)
Net asset value, end of year ....................... $10.26 $11.40 $11.69 $11.96 $11.32
Total return
e
................................... (7.63)% (0.43)% 0.07% 8.69% 1.89%
Ratios to average net assets
f
Expenses
g
.................................... 0.85% 0.83% 0.83% 0.84% 0.84%
Net investment income ........................... 2.62% 2.08% 2.40% 2.72% 3.14%
Supplemental data
Net assets, end of year (000’s) ..................... $117,511 $142,935 $119,598 $87,684 $35,153
Portfolio turnover rate ............................ 13.39% 14.21% 19.32% 15.00% 10.85%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.40 $11.68 $11.96 $11.31 $11.32
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.26 0.30 0.33 0.37
Net realized and unrealized gains (losses) ........... (1.14) (0.28) (0.29) 0.67 (0.01)
Total from investment operations .................... (0.85) (0.02) 0.01 1.00 0.36
Less distributions from:
Net investment income .......................... (0.29) (0.26) (0.29) (0.35) (0.37)
Net asset value, end of year ....................... $10.26 $11.40 $11.68 $11.96 $11.31
Total return
d
................................... (7.49)% (0.19)% 0.13% 8.95% 3.28%
Ratios to average net assets
Expenses
e
.................................... 0.70% 0.68% 0.68% 0.69% 0.69%
Net investment income ........................... 2.77% 2.24% 2.57% 2.87% 3.29%
Supplemental data
Net assets, end of year (000’s) ..................... $287,013 $386,962 $422,411 $477,155 $462,925
Portfolio turnover rate ............................ 13.39% 14.21% 19.32% 15.00% 10.85%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.54 $11.83 $12.11 $11.45 $11.46
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.20 0.24 0.27 0.31
Net realized and unrealized gains (losses) ........... (1.15) (0.29) (0.29) 0.68 (0.01)
Total from investment operations .................... (0.92) (0.09) (0.05) 0.95 0.30
Less distributions from:
Net investment income .......................... (0.23) (0.20) (0.23) (0.29) (0.31)
Net asset value, end of year ....................... $10.39 $11.54 $11.83 $12.11 $11.45
Total return
d
................................... (8.00)% (0.83)% (0.41)% 8.36% 2.67%
Ratios to average net assets
Expenses
e
.................................... 1.24% 1.23% 1.22% 1.24% 1.24%
Net investment income ........................... 2.18% 1.66% 2.01% 2.32% 2.74%
Supplemental data
Net assets, end of year (000’s) ..................... $23,346 $36,062 $50,968 $66,329 $69,045
Portfolio turnover rate ............................ 13.39% 14.21% 19.32% 15.00% 10.85%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.41 $11.69 $11.97 $11.32 $11.33
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.28 0.32 0.35 0.39
Net realized and unrealized gains (losses) ........... (1.15) (0.28) (0.29) 0.66 (0.01)
Total from investment operations .................... (0.84) — 0.03 1.01 0.38
Less distributions from:
Net investment income .......................... (0.30) (0.28) (0.31) (0.36) (0.39)
Net asset value, end of year ....................... $10.27 $11.41 $11.69 $11.97 $11.32
Total return .................................... (7.35)% (0.05)% 0.27% 9.09% 3.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.55% 0.56% 0.56% 0.58%
Expenses net of waiver and payments by affiliates
d
...... 0.55% 0.54% 0.54% 0.55% 0.55%
Net investment income ........................... 2.91% 2.38% 2.68% 3.01% 3.43%
Supplemental data
Net assets, end of year (000’s) ..................... $15,147 $23,615 $19,296 $14,297 $8,396
Portfolio turnover rate ............................ 13.39% 14.21% 19.32% 15.00% 10.85%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.40 $11.68 $11.96 $11.31 $11.32
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.28 0.31 0.35 0.38
Net realized and unrealized gains (losses) ........... (1.14) (0.28) (0.28) 0.66 (—)
d
Total from investment operations .................... (0.84) — 0.03 1.01 0.38
Less distributions from:
Net investment income .......................... (0.30) (0.28) (0.31) (0.36) (0.39)
Net asset value, end of year ....................... $10.26 $11.40 $11.68 $11.96 $11.31
Total return .................................... (7.40)% (0.10)% 0.23% 9.06% 3.38%
Ratios to average net assets
Expenses
e
.................................... 0.60% 0.58% 0.58% 0.59% 0.59%
Net investment income ........................... 2.87% 2.33% 2.66% 2.97% 3.39%
Supplemental data
Net assets, end of year (000’s) ..................... $97,723 $137,797 $132,696 $115,924 $92,530
Portfolio turnover rate ............................ 13.39% 14.21% 19.32% 15.00% 10.85%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,400,000 $ 1,375,254
Total Corporate Bonds (Cost $1,400,000) .......................................
1,375,254
Municipal Bonds 97.7%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,000,000 1,665,633
Colorado 90.4%
Adams State University ,
Revenue, 2012, 5%, 5/15/37 ......................................... 630,000 630,189
Revenue, 2019 A, Refunding, 4%, 5/15/42 ............................... 1,515,000 1,433,149
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,120,256
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 7,244,928
Arapahoe County School District No. 6 Littleton , GO , 2019 A , 5.5% , 12/01/43 ......
12,980,000 14,303,338
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,013,081
Board of Governors of Colorado State University System ,
Revenue, 2013 A, Refunding, 5%, 3/01/43 ............................... 5,000,000 5,604,166
Revenue, 2015 A, Pre-Refunded, 5%, 3/01/40 ............................ 3,990,000 4,139,554
Revenue, 2017 E, Refunding, 4%, 3/01/43 ............................... 4,500,000 4,276,719
Revenue, 2019 A, Refunding, 5%, 3/01/49 ............................... 4,000,000 4,294,632
Revenue, A, Refunding, 4%, 3/01/40 ................................... 5,000,000 4,822,775
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017 A , 5% ,
9/15/47 ......................................................... 10,000,000 10,466,149
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 4,331,000 3,831,134
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,140,000 1,057,398
Centennial Water & Sanitation District ,
Revenue, 2019, 5%, 12/01/43 ........................................ 3,000,000 3,226,830
Revenue, 2019, 5.25%, 12/01/48 ...................................... 6,760,000 7,295,005
Cherokee Metropolitan District ,
Revenue, 2020, BAM Insured, 4%, 8/01/45 .............................. 2,250,000 2,139,714
Revenue, 2020, BAM Insured, 4%, 8/01/50 .............................. 1,400,000 1,267,022
City & County of Denver ,
Airport System, Revenue, 2013 B, 5%, 11/15/43 ........................... 5,000,000 5,028,012
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/43 .................. 5,000,000 5,208,870
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/48 .................. 4,440,000 4,592,560
Airport System, Revenue, 2019 C, Refunding, 5%, 11/15/35 .................. 3,000,000 3,328,000
Airport System, Revenue, 2022 A, 5%, 11/15/37 ........................... 4,250,000 4,562,894
Airport System, Revenue, 2022 D, Refunding, 5%, 11/15/53 .................. 5,000,000 5,135,539
Pledged Excise Tax, Revenue, 2016 A, Refunding, 4%, 8/01/46 ............... 3,500,000 3,303,887
Pledged Excise Tax, Revenue, 2018 A-1, 5%, 8/01/48 ...................... 5,000,000 5,102,408
Pledged Excise Tax, Revenue, 2021 A, 4%, 8/01/34 ........................ 1,000,000 1,061,490
City of Colorado Springs ,
Utilities System, Revenue, 2013 B-1, 5%, 11/15/38 ......................... 4,000,000 4,034,802
Utilities System, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................. 2,665,000 2,729,569
Utilities System, Revenue, 2017 A-2, Refunding, 5%, 11/15/47 ................ 6,000,000 6,274,465
Utilities System, Revenue, 2018 A-4, 5%, 11/15/48 ......................... 5,000,000 5,326,614
Utilities System, Revenue, 2020 C, 5%, 11/15/50 .......................... 3,000,000 3,197,729
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ......
13,500,000 14,496,524
City of Grand Junction ,
COP, 2021, 4%, 12/01/45 ............................................ 2,005,000 1,910,862
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/49 .......................... 3,775,000 3,472,198
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The), Revenue, 2010, 5%, 2/15/40 ............ 5,280,000 5,284,180

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Educational & Cultural Facilities Authority, (continued)
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/36 .................... $ 425,000 $ 387,207
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/41 .................... 150,000 128,253
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/51 .................... 370,000 294,500
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/61 .................... 550,000 417,558
Denver School of Science & Technology, Inc., Revenue, 2021, 3%, 8/01/41 ...... 1,460,000 1,127,904
Denver School of Science & Technology, Inc., Revenue, 2021, 3%, 8/01/51 ...... 3,635,000 2,491,470
Eagle Ridge Academy, Revenue, 2022 A, Refunding, 5%, 11/01/37 ............ 1,000,000 1,054,779
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/26 ....... 195,000 191,649
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/32 ....... 280,000 271,403
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/52 ....... 1,355,000 1,076,884
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/62 ....... 1,600,000 1,214,798
James Irwin Educational Foundation Obligated Group, Revenue, 2022, 5%, 9/01/52 750,000 739,297
James Irwin Educational Foundation Obligated Group, Revenue, 2022, 5%, 9/01/57 1,765,000 1,708,991
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/46 .................... 345,000 286,484
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/56 .................... 1,000,000 790,637
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/61 .................... 2,210,000 1,696,142
Pinnacle Charter School, Inc., Revenue, 2021 A, Refunding, 4%, 12/01/50 ....... 5,820,000 5,202,868
Union Colony Schools, Revenue, 2018, Refunding, 5%, 4/01/48 ............... 715,000 723,691
University of Denver, Revenue, 2017, 5%, 3/01/47 ......................... 3,950,000 4,121,655
West Ridge Academy Charter School, Revenue, 2019 A, Refunding, 5%, 6/01/49 .. 400,000 401,978
Westgate Community School, Revenue, 2021 A, Refunding, 4%, 7/01/41 ........ 2,370,000 2,249,383
Windsor Charter Academy Obligated Group, Revenue, 2020, Refunding, 4%, 9/01/50 2,400,000 2,136,578
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 4%, 11/15/41 ...... 3,000,000 2,878,570
AdventHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/15/37 ...... 5,000,000 5,396,925
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/35 ....................................................... 1,575,000 1,580,408
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/37 ....................................................... 850,000 830,188
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/38 ....................................................... 705,000 682,655
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/39 ....................................................... 835,000 803,216
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 725,000 685,357
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 5%, 9/15/48 ........... 3,000,000 2,768,414
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 4.75%, 9/15/53 ......... 1,500,000 1,253,431
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/44 ... 5,000,000 5,072,793
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/38 3,000,000 3,109,607
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/39 2,000,000 2,060,297
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 7,000,000 7,130,105
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 9,990,000 8,663,464
CommonSpirit Health Obligated Group, Revenue, 2022 A, 5.25%, 11/01/52 ...... 3,000,000 3,090,570
Covenant Living Communities and Services Obligated Group, Revenue, 2013 A, Pre-
Refunded, 5.75%, 12/01/36 ......................................... 5,000,000 5,096,979
Covenant Living Communities and Services Obligated Group, Revenue, 2015 A,
Refunding, 5%, 12/01/35 ........................................... 7,150,000 7,179,341
Covenant Living Communities and Services Obligated Group, Revenue, 2018 A, 5%,
12/01/48 ....................................................... 5,000,000 4,895,262
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 5,700,000 4,582,093
Craig Hospital Obligated Group, Revenue, 2022 A, 5%, 12/01/52 .............. 3,535,000 3,649,307
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.5%, 6/01/33 .......................................... 1,000,000 1,005,053
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.625%, 6/01/43 ......................................... 4,000,000 4,021,427

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/40 ............................................ $ 4,000,000 $ 4,166,856
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/45 ............................................ 2,750,000 2,864,714
Intermountain Healthcare Obligated Group, Revenue, 2019 A, Refunding, 4%,
1/01/38 ........................................................ 3,660,000 3,683,660
Parkview Medical Center, Inc. Obligated Group, Revenue, 2016, 5%, 9/01/46 ..... 5,000,000 5,044,034
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 6,275,000 5,135,142
Sanford Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/01/44 .......... 3,495,000 3,574,105
Sanford Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/01/49 .......... 8,050,000 8,103,129
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/40 ................ 2,000,000 2,012,055
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/45 ................ 1,000,000 1,004,316
Colorado High Performance Transportation Enterprise , C-470 Express Lanes System ,
Revenue , 2017 , 5% , 12/31/47 ........................................ 2,555,000 2,446,249
Colorado Housing and Finance Authority ,
Revenue, 2019 B-1, I, 3.15%, 10/01/44 ................................. 1,000,000 806,361
Revenue, 2019 B-1, I, 3.25%, 10/01/49 ................................. 1,000,000 788,707
Colorado Mesa University ,
Revenue, 2019 B, 5%, 5/15/44 ........................................ 1,000,000 1,073,092
Revenue, 2019 B, 5%, 5/15/49 ........................................ 1,565,000 1,673,034
Colorado School of Mines ,
Revenue, 2017 A, 5%, 12/01/42 ....................................... 2,450,000 2,588,577
Revenue, 2017 A, 5%, 12/01/47 ....................................... 3,000,000 3,151,209
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 2,169,197
Denver City & County School District No. 1 ,
COP, 2020 A, 5%, 12/01/42 .......................................... 2,000,000 2,194,969
GO, 2017, 5%, 12/01/41 ............................................. 12,440,000 12,994,224
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 9,565,666
Denver Health & Hospital Authority ,
COP, 2018, 5%, 12/01/48 ............................................ 5,255,000 5,079,459
Revenue, 2014 A, 5.25%, 12/01/45 .................................... 9,250,000 9,289,077
Revenue, 2019 A, Refunding, 5%, 12/01/30 .............................. 1,000,000 1,066,545
Revenue, 2019 A, Refunding, 5%, 12/01/31 .............................. 1,400,000 1,491,230
Revenue, 2019 A, Refunding, 5%, 12/01/33 .............................. 3,300,000 3,477,664
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 306,631
Eagle River Water & Sanitation District , GO , 2016 , 5% , 12/01/45 ................
1,360,000 1,414,311
East Cherry Creek Valley Water and Sanitation District , Revenue , 2019 A , 4% , 11/15/39
1,200,000 1,200,990
Erie Farm Metropolitan District ,
GO, 2021, Refunding, AGMC Insured, 5%, 12/01/41 ........................ 575,000 621,143
GO, 2021, Refunding, AGMC Insured, 5%, 12/01/46 ........................ 700,000 750,993
GO, 2021, Refunding, AGMC Insured, 4%, 12/01/51 ........................ 1,200,000 1,060,860
b
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,505,465
Flying Horse Metropolitan District No. 2 ,
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/44 ...................... 520,000 485,472
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/50 ...................... 875,000 792,147
Gunnison Watershed School District No. Re 1J , GO , 2023 , 5% , 12/01/47 ..........
3,250,000 3,529,858
Larimer County School District No. R-1 Poudre , GO , 2018 , 5% , 12/15/40 ..........
5,000,000 5,369,088
North Pine Vistas Metropolitan District No. 2 , GO , 2022 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 1,125,000 1,138,423
Park 70 Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/36 .................................... 1,000,000 1,018,572
GO, 2016, Refunding, 5%, 12/01/46 .................................... 1,500,000 1,506,300

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Park Creek Metropolitan District ,
Westerly Creek District Service Area, Revenue, 2017 A, 5%, 12/01/41 .......... $ 3,000,000 $ 3,050,878
Westerly Creek District Service Area, Revenue, 2017 A, 5%, 12/01/46 .......... 2,500,000 2,532,056
Westerly Creek District Service Area, Revenue, Senior Lien, 2015 A, Refunding, 5%,
12/01/45 ....................................................... 7,000,000 7,077,134
Westerly Creek District Service Area, Revenue, Senior Lien, 2018 A, 5%, 12/01/46 . 2,875,000 2,998,070
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
6,475,000 6,841,390
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ...............
539,000 406,956
Prairiestar Metropolitan District No. 2 ,
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/36 ....................... 500,000 549,958
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/41 ....................... 500,000 540,124
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/46 ....................... 500,000 536,424
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 11,800,583
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 1/15/33 ........ 550,000 552,930
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/35 ........ 1,000,000 984,098
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/36 ........ 750,000 726,798
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/38 ........ 700,000 665,129
Sales Tax, Revenue, 2016 A, 5%, 11/01/41 ............................... 10,000,000 10,402,148
Sales Tax, Revenue, 2016 A, 5%, 11/01/46 ............................... 11,000,000 11,366,293
Sand Creek Metropolitan District , GO , 2020 B , Refunding , AGMC Insured , 4% ,
12/01/40 ........................................................ 2,665,000 2,638,233
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 ....
1,000,000 856,500
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 5,741,990
State of Colorado ,
COP, 2013 I, Pre-Refunded, 5%, 3/15/36 ................................ 3,000,000 3,054,516
COP, 2017 J, 5.25%, 3/15/42 ......................................... 5,000,000 5,220,241
COP, 2020, Refunding, 4%, 6/15/40 .................................... 1,315,000 1,287,842
COP, 2020 A, 4%, 12/15/38 .......................................... 3,555,000 3,538,107
COP, 2020 R, 4%, 3/15/45 ........................................... 5,000,000 4,636,867
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,176,417
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 397,589
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,250,000 965,749
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. 4,500,000 4,674,927
Town of Monument , COP , 2020 , AGMC Insured , 4% , 12/01/45 ..................
2,000,000 1,903,312
University of Colorado , Revenue , 2019 B , 5% , 6/01/44 .......................
1,930,000 2,063,071
Vauxmont Metropolitan District ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/27 ........................ 380,000 404,648
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/32 ........................ 480,000 511,813
Winter Farm Metropolitan District No. 2 ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/39 ........................ 630,000 667,899
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/44 ........................ 500,000 523,239
488,803,666
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 4,104,000 3,417,288
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 800,000 539,307
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 3,215,000 2,612,187
6,568,782

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia 0.4%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... $ 2,400,000 $ 1,925,047
Illinois 1.1%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 3,000,000 2,951,329
GO, 2016, 5%, 11/01/34 ............................................. 560,000 574,776
GO, 2019 B, 4%, 11/01/33 ........................................... 1,250,000 1,228,543
GO, 2021 A, 5%, 3/01/33 ............................................ 500,000 530,055
GO, 2021 A, 5%, 3/01/37 ............................................ 250,000 260,192
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 463,564
6,008,459
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2020 D , 4% , 11/15/47 ...........
900,000 785,770
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,400,000 1,120,853
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,400,000 1,117,418
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn ., 6/01/37 2,100,000 1,376,697
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 572,924
4,187,892
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,800,000 1,335,131
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 1,755,831
3,090,962
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,120,901
Wisconsin 1.2%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,400,000 1,109,296
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 2,400,000 1,922,146
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 3,700,000 3,700,000
6,731,442
U.S. Territories 1.4%
Guam 0.3%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,505,695
Puerto Rico 1.1%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.5% , 7/01/31 .................
1,670,000 1,721,579
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
1,485,000 1,501,314
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,203,113
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,002,976

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
See Abbreviations on page 171.
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 750,000 $ 695,850
6,124,832
Total U.S. Territories .................................................................... 7,630,527
Total Municipal Bonds (Cost $564,617,946) .....................................
528,519,081
Total Long Term Investments (Cost $566,017,946) ...............................
529,894,335
a
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
Colorado 1.0%
c
City & County of Denver ,
COP, 2008 A-1, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
2.5%, 12/01/29 .................................................. 5,000,000 5,000,000
COP, 2008 A-2, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
2.5%, 12/01/29 .................................................. 400,000 400,000
5,400,000
Total Municipal Bonds (Cost $5,400,000) .......................................
5,400,000
Total Short Term Investments (Cost $5,400,000 ) .................................
5,400,000
a
Total Investments (Cost $571,417,946) 99.0% ...................................
$535,294,335
Other Assets, less Liabilities 1.0% .............................................
5,445,823
Net Assets 100.0% ...........................................................
$540,740,158
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $26,426,919, representing 4.9% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.85 $10.17 $10.39 $10.05 $10.01
Income from investment operations
c
:
Net investment income
d
......................... 0.22 0.20 0.26 0.29 0.14
Net realized and unrealized gains (losses) ........... (0.99) (0.32) (0.22) 0.36 0.04
Total from investment operations .................... (0.77) (0.12) 0.04 0.65 0.18
Less distributions from:
Net investment income .......................... (0.22) (0.20) (0.26) (0.31) (0.14)
Net asset value, end of year ....................... $8.86 $9.85 $10.17 $10.39 $10.05
Total return
e
................................... (7.84)% (1.23)% 0.42% 6.54% 1.86%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.97% 0.98% 0.94% 0.93% 0.92%
Expenses net of waiver and payments by affiliates and
expense reduction
g
.............................. 0.91% 0.98% 0.94% 0.93% 0.92%
Net investment income ........................... 2.44% 1.95% 2.58% 2.83% 2.98%
Supplemental data
Net assets, end of year (000’s) ..................... $27,698 $34,084 $28,498 $21,670 $13,765
Portfolio turnover rate ............................ 14.70% 23.52% 20.73% 11.63% 15.00%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.84 $10.16 $10.38 $10.04 $10.08
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.22 0.28 0.30 0.31
Net realized and unrealized gains (losses) ........... (0.99) (0.32) (0.22) 0.36 (0.03)
Total from investment operations .................... (0.76) (0.10) 0.06 0.66 0.28
Less distributions from:
Net investment income .......................... (0.23) (0.22) (0.28) (0.32) (0.32)
Net asset value, end of year ....................... $8.85 $9.84 $10.16 $10.38 $10.04
Total return
d
................................... (7.71)% (1.08)% 0.57% 6.70% 2.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.83% 0.83% 0.79% 0.78% 0.77%
Expenses net of waiver and payments by affiliates and
expense reduction
e
.............................. 0.76% 0.83% 0.79% 0.78% 0.77%
Net investment income ........................... 2.59% 2.12% 2.76% 2.98% 3.13%
Supplemental data
Net assets, end of year (000’s) ..................... $93,653 $119,599 $135,916 $150,081 $160,148
Portfolio turnover rate ............................ 14.70% 23.52% 20.73% 11.63% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.92 $10.24 $10.46 $10.13 $10.16
Income from investment operations
b
:
Net investment income
c
......................... 0.18 0.16 0.23 0.25 0.26
Net realized and unrealized gains (losses) ........... (1.00) (0.32) (0.23) 0.35 (0.02)
Total from investment operations .................... (0.82) (0.16) — 0.60 0.24
Less distributions from:
Net investment income .......................... (0.18) (0.16) (0.22) (0.27) (0.27)
Net asset value, end of year ....................... $8.92 $9.92 $10.24 $10.46 $10.13
Total return
d
................................... (8.26)% (1.62)% 0.02% 5.98% 2.37%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.37% 1.38% 1.34% 1.33% 1.32%
Expenses net of waiver and payments by affiliates and
expense reduction
e
.............................. 1.31% 1.38% 1.34% 1.33% 1.32%
Net investment income ........................... 2.01% 1.58% 2.21% 2.43% 2.58%
Supplemental data
Net assets, end of year (000’s) ..................... $4,828 $7,281 $13,302 $20,421 $26,076
Portfolio turnover rate ............................ 14.70% 23.52% 20.73% 11.63% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.84 $10.16 $10.38 $10.04 $10.08
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.23 0.29 0.32 0.33
Net realized and unrealized gains (losses) ........... (1.00) (0.32) (0.22) 0.36 (0.03)
Total from investment operations .................... (0.75) (0.09) 0.07 0.68 0.30
Less distributions from:
Net investment income .......................... (0.24) (0.23) (0.29) (0.34) (0.34)
Net asset value, end of year ....................... $8.85 $9.84 $10.16 $10.38 $10.04
Total return .................................... (7.58)% (0.91)% 0.71% 6.85% 2.99%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.69% 0.68% 0.70% 0.70% 0.65%
Expenses net of waiver and payments by affiliates
d
...... 0.63% 0.67% 0.66% 0.64% 0.63%
Net investment income ........................... 2.75% 2.27% 2.79% 3.12% 3.27%
Supplemental data
Net assets, end of year (000’s) ..................... $2,952 $1,815 $1,385 $299 $147
Portfolio turnover rate ............................ 14.70% 23.52% 20.73% 11.63% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.83 $10.15 $10.37 $10.04 $10.08
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.23 0.29 0.31 0.32
Net realized and unrealized gains (losses) ........... (0.99) (0.32) (0.22) 0.35 (0.03)
Total from investment operations .................... (0.75) (0.09) 0.07 0.66 0.29
Less distributions from:
Net investment income .......................... (0.24) (0.23) (0.29) (0.33) (0.33)
Net asset value, end of year ....................... $8.84 $9.83 $10.15 $10.37 $10.04
Total return .................................... (7.63)% (0.98)% 0.67% 6.71% 2.96%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.73% 0.73% 0.69% 0.68% 0.67%
Expenses net of waiver and payments by affiliates and
expense reduction
d
.............................. 0.66% 0.73% 0.69% 0.68% 0.67%
Net investment income ........................... 2.69% 2.22% 2.85% 3.08% 3.23%
Supplemental data
Net assets, end of year (000’s) ..................... $14,477 $20,378 $20,968 $20,024 $19,351
Portfolio turnover rate ............................ 14.70% 23.52% 20.73% 11.63% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.6%
Connecticut 91.5%
City of Ansonia , GO , 2021 A , AGMC Insured , 3% , 2/15/37 .....................
$ 500,000 $ 439,631
City of Bridgeport ,
GO, 2021 A, 4%, 8/01/40 ............................................ 765,000 733,091
GO, 2021 A, 4%, 8/01/46 ............................................ 375,000 341,306
GO, 2021 A, 4%, 8/01/51 ............................................ 575,000 506,373
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,055,553
City of New Haven , GO , 2021 A , Refunding , 4% , 8/01/40 ......................
2,000,000 1,842,643
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013 A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,005,499
City of West Haven , GO , 2021 , 4% , 9/15/41 ...............................
565,000 516,038
Connecticut Housing Finance Authority ,
Revenue, 2019 E-E1, 3.05%, 11/15/44 .................................. 5,000,000 3,855,963
Revenue, 2019 E-E1, 3.1%, 11/15/49 ................................... 2,000,000 1,481,019
Revenue, 2020 C-1, Refunding, 2.05%, 5/15/37 ........................... 1,000,000 773,373
Revenue, 2020 C-2, Refunding, 2.2%, 11/15/34 ........................... 960,000 828,728
Connecticut State Health & Educational Facilities Authority ,
Avon Old Farms School Obligated Group, Revenue, D-1, Refunding, 4%, 7/01/46 .. 1,000,000 903,064
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/36 480,000 489,030
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/37 600,000 607,251
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/38 315,000 317,022
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/39 380,000 378,985
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/42 860,000 841,011
Connecticut College, Revenue, L-1, Refunding, 4%, 7/01/46 .................. 5,000,000 4,474,585
Covenant Living Communities and Services Obligated Group, Revenue, 2018 B, 5%,
12/01/40 ....................................................... 4,000,000 3,987,876
Fairfield University, Revenue, Q-1, 5%, 7/01/46 ........................... 9,000,000 9,144,486
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/46 .......... 6,000,000 5,574,175
Jerome Home, Revenue, 2021 E, Refunding, 4%, 7/01/41 ................... 735,000 613,581
Jerome Home, Revenue, 2021 E, Refunding, 4%, 7/01/51 ................... 1,250,000 959,457
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 ..... 1,000,000 898,658
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/41 ..... 6,310,000 5,601,748
Quinnipiac University, Revenue, L, Refunding, 5%, 7/01/45 .................. 8,250,000 8,413,385
Sacred Heart University, Inc., Revenue, I-1, Refunding, 5%, 7/01/42 ............ 4,375,000 4,498,250
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/35 ..................... 550,000 597,375
Sacred Heart University, Inc., Revenue, K, 4%, 7/01/45 ..................... 1,200,000 1,096,662
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/37 ... 2,550,000 2,390,623
Taft School Corp. (The), Revenue, L, Refunding, 3%, 7/01/46 ................. 2,210,000 1,634,300
Trinity Health Corp. Obligated Group, Revenue, 2016, 5%, 12/01/41 ............ 5,000,000 5,114,247
Trustees of Trinity College (The), Revenue, R, Refunding, 4%, 6/01/45 .......... 2,500,000 2,262,866
Trustees of Trinity College (The), Revenue, S, Refunding, 4%, 6/01/51 .......... 4,000,000 3,512,391
University of Hartford (The), Revenue, 2022 P, 5.375%, 7/01/52 ............... 2,000,000 1,931,471
Yale-New Haven Health Obligated Group, Revenue, N, 5%, 7/01/48 ............ 5,000,000 5,006,832
Connecticut State Higher Education Supplement Loan Authority ,
Revenue, 2020 B, 3.25%, 11/15/36 .................................... 1,640,000 1,427,334
Revenue, 2020 D, Pre-Refunded, 3%, 11/15/35 ........................... 1,145,000 1,150,484
Revenue, 2021 B, 2.25%, 11/15/37 .................................... 2,500,000 1,937,996
Hartford County Metropolitan District , Clean Water Project , Revenue , 2014 A , Pre-
Refunded , 5% , 11/01/42 ............................................. 2,500,000 2,576,968
South Central Connecticut Regional Water Authority , Revenue, Second Series , B-Thirty
Second , Refunding , 5% , 8/01/38 ...................................... 1,720,000 1,801,692
State of Connecticut ,
GO, 2020 A, 4%, 1/15/38 ............................................ 7,250,000 7,275,912
GO, 2020 C, 4%, 6/01/39 ............................................ 600,000 599,948
Special Tax, 2016 A, 5%, 9/01/33 ...................................... 1,000,000 1,065,831
Special Tax, 2018 A, 5%, 1/01/36 ...................................... 1,000,000 1,078,808
Special Tax, 2020 A, 5%, 5/01/35 ...................................... 4,500,000 5,047,012
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,000,000 1,002,520

Franklin Tax-Free Trust
Schedule of Investments
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
State of Connecticut, (continued)
Special Tax, 2020 A, 5%, 5/01/40 ...................................... $ 2,000,000 $ 2,179,901
Special Tax, 2021 A, 4%, 5/01/40 ...................................... 1,100,000 1,093,933
Special Tax, 2021 A, 5%, 5/01/41 ...................................... 1,500,000 1,639,871
Bradley International Airport CFC, Revenue, 2019 A, 5%, 7/01/49 .............. 1,400,000 1,391,463
Clean Water Fund - State Revolving Fund, Revenue, 2015 A, 5%, 3/01/34 ....... 5,000,000 5,175,613
Clean Water Fund - State Revolving Fund, Revenue, 2017 A, 5%, 5/01/37 ....... 1,000,000 1,069,624
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 ..............
500,000 470,687
Town of Stafford ,
GO, 2021, Refunding, 3%, 2/01/36 ..................................... 250,000 224,773
GO, 2021, Refunding, 3%, 2/01/38 ..................................... 310,000 267,036
GO, 2021, Refunding, 3%, 2/01/41 ..................................... 300,000 246,841
Town of Stratford ,
GO, 2017, AGMC Insured, 5%, 7/01/33 ................................. 1,000,000 1,045,280
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/36 ........................ 300,000 301,809
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/38 ........................ 300,000 295,327
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/40 ........................ 300,000 288,960
University of Connecticut ,
Revenue, 2013 A, 5%, 8/15/28 ........................................ 3,000,000 3,018,819
Revenue, 2014 A, 5%, 2/15/31 ........................................ 2,000,000 2,029,720
Revenue, 2017 A, 5%, 1/15/37 ........................................ 1,000,000 1,056,516
131,389,226
Florida 0.2%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 337,067
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 625,000 501,314
Illinois 0.6%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................
1,000,000 893,515
New Jersey 0.4%
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/35 ..................................... 300,000 302,925
Revenue, 2021 QQQ, 4%, 6/15/36 ..................................... 100,000 100,008
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 3% , 6/15/50 ...
230,000 163,297
566,230
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 500,000 400,305
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 500,000 399,078
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 750,000 491,677
1,291,060
Texas 0.9%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 500,000 370,870
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/47 ................................. 780,000 538,186
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 449,932
1,358,988
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 400,322

Franklin Tax-Free Trust
Schedule of Investments
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
See Abbreviations on page 171 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ $ 400,000 $ 316,942
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 1,000,000 1,000,000
1,316,942
U.S. Territories 2.5%
Puerto Rico 2.5%
HTA HRRB Custodial Trust ,
Revenue, 2007 CC, 5.5%, 7/01/31 ..................................... 1,480,000 1,525,725
Revenue, 2007 CC, 5.25%, 7/01/34 .................................... 2,010,000 2,026,000
3,551,725
Total U.S. Territories .................................................................... 3,551,725
Total Municipal Bonds (Cost $155,112,458) .....................................
141,606,389
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
Connecticut 0.6%
b
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2001 V-2 , Daily VRDN and Put , 1.65% , 7/01/36 ........................... 900,000 900,000
Total Municipal Bonds (Cost $900,000) .........................................
900,000
Total Short Term Investments (Cost $900,000 ) ..................................
900,000
a
Total Investments (Cost $156,012,458) 99.2% ...................................
$142,506,389
Other Assets, less Liabilities 0.8% .............................................
1,101,709
Net Assets 100.0% ...........................................................
$143,608,098
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $4,268,429, representing 3.0% of net assets.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.43 $11.84 $12.03 $11.31 $11.19
Income from investment operations
c
:
Net investment income
d
......................... 0.29 0.26 0.28 0.29 0.15
Net realized and unrealized gains (losses) ........... (1.14) (0.41) (0.19) 0.74 0.12
Total from investment operations .................... (0.85) (0.15) 0.09 1.03 0.27
Less distributions from:
Net investment income .......................... (0.28) (0.26) (0.28) (0.31) (0.15)
Net asset value, end of year ....................... $10.30 $11.43 $11.84 $12.03 $11.31
Total return
e
................................... (7.43)% (1.35)% 0.75% 9.19% 2.46%
Ratios to average net assets
f
Expenses
g
.................................... 0.83% 0.83% 0.82% 0.82% 0.83%
Net investment income ........................... 2.71% 2.16% 2.34% 2.51% 2.86%
Supplemental data
Net assets, end of year (000’s) ..................... $120,384 $134,390 $107,468 $74,740 $33,739
Portfolio turnover rate ............................ 27.70% 22.05% 10.86% 4.08% 11.55%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.42 $11.82 $12.02 $11.30 $11.25
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.28 0.30 0.31 0.34
Net realized and unrealized gains (losses) ........... (1.13) (0.40) (0.20) 0.73 0.06
Total from investment operations .................... (0.83) (0.12) 0.10 1.04 0.40
Less distributions from:
Net investment income .......................... (0.30) (0.28) (0.30) (0.32) (0.35)
Net asset value, end of year ....................... $10.29 $11.42 $11.82 $12.02 $11.30
Total return
d
................................... (7.29)% (1.12)% 0.82% 9.36% 3.59%
Ratios to average net assets
Expenses
e
.................................... 0.68% 0.68% 0.67% 0.67% 0.68%
Net investment income ........................... 2.85% 2.32% 2.51% 2.66% 3.01%
Supplemental data
Net assets, end of year (000’s) ..................... $497,643 $628,769 $688,038 $731,568 $727,705
Portfolio turnover rate ............................ 27.70% 22.05% 10.86% 4.08% 11.55%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.61 $12.02 $12.21 $11.48 $11.43
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.21 0.23 0.25 0.28
Net realized and unrealized gains (losses) ........... (1.15) (0.41) (0.19) 0.74 0.05
Total from investment operations .................... (0.91) (0.20) 0.04 0.99 0.33
Less distributions from:
Net investment income .......................... (0.24) (0.21) (0.23) (0.26) (0.28)
Net asset value, end of year ....................... $10.46 $11.61 $12.02 $12.21 $11.48
Total return
d
................................... (7.86)% (1.73)% 0.35% 8.74% 2.96%
Ratios to average net assets
Expenses
e
.................................... 1.22% 1.22% 1.22% 1.22% 1.23%
Net investment income ........................... 2.25% 1.73% 1.93% 2.11% 2.46%
Supplemental data
Net assets, end of year (000’s) ..................... $30,730 $43,148 $60,847 $78,321 $80,062
Portfolio turnover rate ............................ 27.70% 22.05% 10.86% 4.08% 11.55%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.46 $11.87 $12.07 $11.35 $11.29
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.29 0.31 0.33 0.35
Net realized and unrealized gains (losses) ........... (1.14) (0.41) (0.20) 0.73 0.07
Total from investment operations .................... (0.82) (0.12) 0.11 1.06 0.42
Less distributions from:
Net investment income .......................... (0.31) (0.29) (0.31) (0.34) (0.36)
Net asset value, end of year ....................... $10.33 $11.46 $11.87 $12.07 $11.35
Total return .................................... (7.14)% (1.06)% 0.96% 9.48% 3.79%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.55% 0.55% 0.55% 0.57%
Expenses net of waiver and payments by affiliates
d
...... 0.54% 0.54% 0.53% 0.53% 0.54%
Net investment income ........................... 2.99% 2.44% 2.62% 2.80% 3.15%
Supplemental data
Net assets, end of year (000’s) ..................... $9,690 $11,255 $6,228 $4,153 $3,042
Portfolio turnover rate ............................ 27.70% 22.05% 10.86% 4.08% 11.55%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.46 $11.86 $12.06 $11.34 $11.29
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.29 0.31 0.32 0.35
Net realized and unrealized gains (losses) ........... (1.14) (0.40) (0.20) 0.74 0.06
Total from investment operations .................... (0.83) (0.11) 0.11 1.06 0.41
Less distributions from:
Net investment income .......................... (0.31) (0.29) (0.31) (0.34) (0.36)
Net asset value, end of year ....................... $10.32 $11.46 $11.86 $12.06 $11.34
Total return .................................... (7.26)% (1.01)% 0.92% 9.44% 3.67%
Ratios to average net assets
Expenses
d
.................................... 0.58% 0.58% 0.57% 0.57% 0.58%
Net investment income ........................... 2.95% 2.41% 2.59% 2.76% 3.11%
Supplemental data
Net assets, end of year (000’s) ..................... $80,068 $107,625 $102,001 $79,717 $63,190
Portfolio turnover rate ............................ 27.70% 22.05% 10.86% 4.08% 11.55%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,800,000 $ 1,768,184
Total Corporate Bonds (Cost $1,800,000) .......................................
1,768,184
Municipal Bonds 98.6%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,650,000 2,206,965
Florida 1.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 5,256,000 4,376,526
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 900,000 606,721
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 4,100,000 3,331,250
8,314,497
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 6/15/52 ..
2,500,000 2,005,284
State of Illinois , GO , 2021 A , 4% , 3/01/40 .................................
1,860,000 1,707,066
3,712,350
Kentucky 0.8%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 8,625,000 5,640,824
Michigan 87.9%
Ann Arbor School District , GO , 2015 , Refunding , 5% , 5/01/29 ..................
1,235,000 1,280,658
Battle Creek School District , GO , 2022 , 4% , 5/01/45 .........................
3,000,000 2,961,723
Belding Area Schools , GO , 2022 , 4.25% , 5/01/52 ...........................
7,330,000 6,891,247
Byron Center Public Schools ,
GO, 2017 I, 5%, 5/01/34 ............................................. 1,000,000 1,086,558
GO, 2017 I, 5%, 5/01/35 ............................................. 1,920,000 2,076,653
GO, 2017 I, 5%, 5/01/36 ............................................. 650,000 699,305
GO, 2017 I, 5%, 5/01/37 ............................................. 1,480,000 1,584,237
GO, 2017 I, 5%, 5/01/38 ............................................. 1,330,000 1,419,871
GO, 2017 I, 5%, 5/01/39 ............................................. 2,290,000 2,440,775
GO, 2017 I, 5%, 5/01/43 ............................................. 2,250,000 2,387,345
GO, 2017 I, 5%, 5/01/47 ............................................. 4,140,000 4,375,623
Caledonia Community Schools , GO , 2015 , Refunding , 5% , 5/01/26 ..............
1,000,000 1,062,653
Central Michigan University ,
Revenue, 2014, Refunding, 5%, 10/01/30 ................................ 1,910,000 1,949,099
Revenue, 2014, Refunding, 5%, 10/01/31 ................................ 1,055,000 1,074,970
Revenue, 2014, Refunding, 5%, 10/01/34 ................................ 1,600,000 1,627,823
Revenue, 2014, Refunding, 5%, 10/01/39 ................................ 2,000,000 2,028,946
Revenue, 2021, Refunding, 3%, 10/01/46 ................................ 1,325,000 960,174
Charter Township of Bloomfield ,
GO, 2016, Refunding, 5%, 5/01/29 ..................................... 470,000 497,548
GO, 2016, Refunding, 5%, 5/01/32 ..................................... 1,000,000 1,056,445
Charter Township of Commerce , GO , 2016 , Refunding , 5% , 12/01/38 ............
3,250,000 3,368,181
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,368,147
City of Detroit ,
Great Lakes Water Authority Water Supply System, Revenue, Second Lien, 2003 B,
NATL Insured, 5%, 7/01/34 ......................................... 25,000 25,039
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 06A,
AGMC Insured, 5%, 7/01/34 ........................................ 30,000 30,048
City of Grand Rapids ,
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/39 ........... 80,000 81,235

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
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Michigan (continued)
City of Grand Rapids, (continued)
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/37 ....................... $ 1,040,000 $ 1,108,121
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/43 ....................... 1,000,000 1,045,547
Sanitary Sewer System, Revenue, 2020, Refunding, 5%, 1/01/45 .............. 2,000,000 2,167,145
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/41 ............... 2,190,000 2,248,349
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/46 ............... 2,525,000 2,590,913
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/43 ............... 1,500,000 1,591,342
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/48 ............... 2,000,000 2,113,296
Water Supply System, Revenue, 2020, 5%, 1/01/40 ........................ 2,400,000 2,608,511
Water Supply System, Revenue, 2020, 5%, 1/01/50 ........................ 3,000,000 3,220,887
Comstock Public Schools , GO , 2022 , 4% , 5/01/52 ...........................
3,000,000 2,687,704
County of Kent ,
GO, 2016, 5%, 6/01/32 ............................................. 1,305,000 1,380,840
GO, 2016, 5%, 6/01/33 ............................................. 1,275,000 1,347,884
County of Muskegon ,
GO, 2015, Refunding, 5%, 11/01/33 .................................... 1,360,000 1,416,365
GO, 2015, Refunding, 5%, 11/01/36 .................................... 1,735,000 1,801,967
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
9,225,000 10,207,193
DeWitt Public Schools ,
GO, 2017, 5%, 5/01/30 ............................................. 500,000 547,619
GO, 2017, 5%, 5/01/33 ............................................. 815,000 891,265
GO, 2017, 5%, 5/01/34 ............................................. 1,000,000 1,090,671
GO, 2017, 5%, 5/01/35 ............................................. 1,000,000 1,085,681
GO, 2017, 5%, 5/01/36 ............................................. 1,000,000 1,079,918
Downriver Utility Wastewater Authority ,
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/34 .................... 510,000 553,380
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/36 .................... 1,600,000 1,717,938
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/38 .................... 1,500,000 1,587,340
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/43 .................... 3,000,000 3,141,699
East Lansing School District ,
GO, 2017 I, 5%, 5/01/35 ............................................. 1,500,000 1,606,561
GO, 2017 I, 5%, 5/01/37 ............................................. 1,100,000 1,164,696
GO, 2017 I, 5%, 5/01/42 ............................................. 3,500,000 3,678,211
Farmington Public School District ,
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/27 ......................... 1,000,000 1,037,607
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/28 ......................... 2,000,000 2,074,364
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/32 ......................... 4,035,000 4,173,052
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/33 ......................... 2,900,000 2,998,606
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/34 ......................... 3,000,000 3,103,911
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/35 ......................... 1,000,000 1,034,002
GO, 2018, BAM Insured, 4.5%, 5/01/38 ................................. 7,225,000 7,408,536
Flat Rock Community School District , GO , 2022 I , 4.5% , 5/01/52 ................
2,100,000 2,051,831
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/51 .........
2,000,000 2,082,324
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/44 ........... 2,000,000 2,013,148
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/47 ........... 2,500,000 2,514,293
Munson Healthcare Obligated Group, Revenue, 2019 A, 5%, 7/01/44 ........... 1,110,000 1,136,998
Munson Healthcare Obligated Group, Revenue, 2019 B, 5%, 7/01/39 ........... 1,625,000 1,700,343
Munson Healthcare Obligated Group, Revenue, 2021, Refunding, 3%, 7/01/51 .... 10,000,000 7,050,014
Grand Valley State University ,
Revenue, 2016 A, Refunding, 5%, 12/01/32 .............................. 4,295,000 4,497,196
Revenue, 2018, 5%, 12/01/38 ........................................ 900,000 961,919
Revenue, 2018, 5%, 12/01/43 ........................................ 1,800,000 1,907,264
Grandville Public Schools ,
GO, II, AGMC Insured, 5%, 5/01/29 .................................... 750,000 777,568
GO, II, AGMC Insured, 5%, 5/01/30 .................................... 1,000,000 1,034,637

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
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Michigan (continued)
Grandville Public Schools, (continued)
GO, II, AGMC Insured, 5%, 5/01/31 .................................... $ 1,150,000 $ 1,189,833
GO, II, AGMC Insured, 5%, 5/01/32 .................................... 1,165,000 1,205,105
GO, II, AGMC Insured, 5%, 5/01/34 .................................... 1,315,000 1,360,826
GO, II, AGMC Insured, 5%, 5/01/35 .................................... 1,225,000 1,266,134
GO, II, AGMC Insured, 5%, 5/01/37 .................................... 2,915,000 2,999,971
GO, II, AGMC Insured, 5%, 5/01/40 .................................... 6,215,000 6,370,085
Great Lakes Water Authority ,
Sewage Disposal System, Revenue, Second Lien, 2022 B, 5.5%, 7/01/52 ....... 1,500,000 1,623,385
Water Supply System, Revenue, Second Lien, 2022 B, 5.5%, 7/01/52 .......... 5,000,000 5,411,283
Gull Lake Community School District ,
GO, 2018 I, 5%, 5/01/45 ............................................. 4,000,000 4,206,128
GO, 2018 I, 5%, 5/01/48 ............................................. 1,000,000 1,048,697
Holly Area School District ,
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,045,000 1,065,497
GO, 2014, Refunding, 5%, 5/01/32 ..................................... 1,040,000 1,060,279
Hudsonville Public Schools ,
GO, 2017, Refunding, 5%, 5/01/37 ..................................... 1,550,000 1,661,669
GO, 2017, Refunding, 5%, 5/01/39 ..................................... 2,500,000 2,668,616
GO, 2017, Refunding, 5%, 5/01/41 ..................................... 2,500,000 2,658,243
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 4,002,999
Kentwood Economic Development Corp. ,
Holland Home Obligated Group, Revenue, 2021, 4%, 11/15/45 ................ 1,655,000 1,297,314
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/31 ....... 2,000,000 1,858,801
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/43 ....... 8,820,000 7,065,601
Kentwood Public Schools ,
GO, 2016, 5%, 5/01/35 ............................................. 1,205,000 1,261,157
GO, 2016, 5%, 5/01/36 ............................................. 1,205,000 1,256,011
GO, 2016, 5%, 5/01/38 ............................................. 1,210,000 1,255,713
GO, 2016, 5%, 5/01/44 ............................................. 2,920,000 3,002,190
Lansing Board of Water & Light , Revenue , 2021 A , 5% , 7/01/51 .................
10,000,000 10,513,217
Lansing Community College , GO , 2017 , Refunding , 5% , 5/01/32 ................
2,000,000 2,187,495
Lansing School District ,
GO, 2016 I, 5%, 5/01/39 ............................................. 2,125,000 2,194,379
GO, 2016 I, 5%, 5/01/40 ............................................. 2,200,000 2,271,166
Ludington Area School District , GO , 2022 II , BAM Insured , 4% , 5/01/51 ...........
7,820,000 7,209,655
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 7,500,000 7,908,560
Mason County Central School District , GO , 2014 , Refunding , 5% , 5/01/26 .........
1,100,000 1,140,433
Mattawan Consolidated School District , GO , 2015 I , Pre-Refunded , 5% , 5/01/32 ....
1,110,000 1,155,526
Melvindale Northern Allen Park Public Schools , GO , 2022 , AGMC Insured ,
4.375% , 5/01/47 ................................................... 1,500,000 1,529,174
Meridian Public School District ,
GO, 2015, Refunding, 5%, 5/01/27 ..................................... 735,000 761,705
GO, 2015, Refunding, 5%, 5/01/29 ..................................... 775,000 801,516
GO, 2015, Refunding, 5%, 5/01/31 ..................................... 1,130,000 1,167,227
Michigan Finance Authority ,
Albion College, Revenue, 2022, Refunding, 5%, 12/01/36 .................... 3,270,000 3,362,057
Albion College, Revenue, 2022, Refunding, 4%, 12/01/46 .................... 5,365,000 4,451,616
Albion College, Revenue, 2022, Refunding, 4%, 12/01/51 .................... 3,415,000 2,741,587
Bronson Health Care Group Obligated Group, Revenue, 2019 A, Refunding, 5%,
5/15/54 ........................................................ 11,000,000 10,898,193
Calvin University Obligated Group, Revenue, 2021, Refunding, 3%, 9/01/50 ...... 895,000 592,864
Calvin University Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/50 ...... 2,600,000 2,248,581
Clean Water Revolving Fund, Revenue, 2016 B, Refunding, 4%, 10/01/30 ....... 2,750,000 2,850,229

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
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Michigan (continued)
Michigan Finance Authority, (continued)
Clean Water Revolving Fund, Revenue, 2018 B, Refunding, 5%, 10/01/38 ....... $ 8,055,000 $ 8,785,863
County of Wayne, Revenue, Second Lien, 2020, Refunding, BAM Insured, 4%,
11/01/55 ....................................................... 4,000,000 3,622,923
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/41 ....................................................... 19,015,000 19,317,040
Henry Ford Health System Obligated Group, Revenue, 2019 A, 5%, 11/15/48 ..... 10,000,000 10,159,525
Kalamazoo College, Revenue, 2018, Refunding, 4%, 12/01/47 ................ 2,610,000 2,297,688
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/35 ................. 400,000 394,030
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/36 ................. 565,000 552,358
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/37 ................. 640,000 608,945
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/38 ................. 675,000 634,809
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/39 ................. 645,000 601,576
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/45 ................. 3,780,000 3,354,130
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/50 ................. 3,000,000 2,594,516
Lawrence Technological University Obligated Group, Revenue, 2022, Refunding, 4%,
2/01/42 ........................................................ 745,000 601,837
Michigan Finance Authority Clean Water Revolving Fund, Revenue, 2018 B,
Refunding, 5%, 10/01/39 ........................................... 6,000,000 6,521,030
Tobacco Settlement, Revenue, Senior Lien, 2020 A-2, Refunding, 5%, 6/01/40 .... 1,000,000 1,025,751
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 17,170,000 14,616,368
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 2,220,000 2,243,985
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, 5%, 12/01/45 ......... 19,710,000 20,022,478
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Pre-Refunded, 5%,
12/01/45 ....................................................... 290,000 308,053
Michigan State Building Authority ,
Revenue, 2013 A-1, Refunding, 5%, 10/15/33 ............................. 5,000,000 5,061,663
Revenue, 2013 A-1, Refunding, 5.25%, 10/15/47 .......................... 5,000,000 5,049,347
Revenue, 2016 I, Refunding, 5%, 4/15/41 ................................ 13,000,000 13,532,515
Revenue, 2016 I, Refunding, 5%, 10/15/46 ............................... 9,910,000 10,218,915
Revenue, 2016 I, Refunding, 5%, 10/15/51 ............................... 1,000,000 1,031,273
Revenue, 2019 I, Refunding, 4%, 4/15/54 ................................ 2,000,000 1,878,347
Revenue, 2021, 3%, 10/15/51 ........................................ 1,500,000 1,113,941
Revenue, 2022 I, 4%, 10/15/52 ....................................... 4,250,000 4,001,535
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/33 ............. 5,370,000 5,461,769
Ascension Health Credit Group, Revenue, 2010 F-7, Refunding, 5%, 11/15/47 .... 10,000,000 10,134,962
Ascension Health Credit Group, Revenue, 2010 F-8, Refunding, 5%, 11/15/46 .... 5,000,000 5,071,496
Michigan State Housing Development Authority ,
Revenue, 2019 B, 3.1%, 12/01/44 ..................................... 15,000,000 11,562,374
Revenue, 2020 A, 2.8%, 12/01/45 ..................................... 4,350,000 3,140,016
Revenue, 2020 A, 2.85%, 6/01/50 ..................................... 5,150,000 3,628,110
Revenue, 2021 A, 2.5%, 6/01/52 ...................................... 3,000,000 1,940,960
Revenue, 2021 A, 2.7%, 10/01/56 ..................................... 5,000,000 3,167,843
Revenue, 2021 A, 2.73%, 10/01/59 .................................... 5,000,000 3,133,059
Revenue, 2022 A, 4.1%, 6/01/43 ...................................... 5,000,000 4,651,613
Michigan State University , Revenue , 2015 A , 5% , 8/15/40 .....................
8,500,000 8,750,443
Michigan Strategic Fund ,
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/33 .... 2,200,000 2,274,787
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/48 .... 7,000,000 6,844,896
Michigan Technological University ,
Revenue, 2015 A, 5%, 10/01/45 ....................................... 2,400,000 2,481,935
Revenue, 2023 A, AGMC Insured, 5%, 10/01/47 ........................... 3,000,000 3,147,629
Revenue, 2023 A, AGMC Insured, 5.25%, 10/01/52 ........................ 1,675,000 1,781,439
Oakland School District ,
GO, 2016, Refunding, 5%, 5/01/35 ..................................... 1,500,000 1,576,804
GO, 2016, Refunding, 5%, 5/01/36 ..................................... 1,005,000 1,056,150

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
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Michigan (continued)
Oakland University ,
Revenue, 2014, Refunding, 5%, 3/01/31 ................................. $ 1,260,000 $ 1,274,762
Revenue, 2014, Refunding, 5%, 3/01/32 ................................. 1,000,000 1,011,129
Revenue, 2014, Refunding, 5%, 3/01/33 ................................. 1,285,000 1,298,548
Revenue, 2014, Refunding, 5%, 3/01/34 ................................. 1,000,000 1,010,446
Revenue, 2014, Refunding, 5%, 3/01/39 ................................. 3,000,000 3,019,946
Revenue, 2016, 5%, 3/01/41 ......................................... 5,000,000 5,100,548
Revenue, 2019, 5%, 3/01/50 ......................................... 2,230,000 2,312,163
Plainwell Community Schools , GO , 2022 II , 4% , 5/01/52 ......................
7,000,000 6,438,994
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 .................
2,800,000 2,909,176
Roseville Community Schools ,
GO, 2014, Pre-Refunded, 5%, 5/01/30 .................................. 1,620,000 1,684,717
GO, 2014, Pre-Refunded, 5%, 5/01/31 .................................. 1,585,000 1,648,318
Saginaw Valley State University ,
Revenue, 2016 A, Refunding, 5%, 7/01/30 ............................... 1,750,000 1,850,111
Revenue, 2016 A, Refunding, 5%, 7/01/31 ............................... 2,170,000 2,294,138
Revenue, 2016 A, Refunding, 5%, 7/01/33 ............................... 1,240,000 1,308,524
Saline Area Schools ,
GO, 2016, 5%, 5/01/34 ............................................. 2,750,000 2,894,192
GO, 2016, 5%, 5/01/36 ............................................. 2,950,000 3,100,142
South Haven Public Schools ,
GO, 2015 B, AGMC Insured, 5%, 5/01/33 ................................ 350,000 361,975
GO, 2015 B, AGMC Insured, 5%, 5/01/35 ................................ 1,575,000 1,628,553
Sparta Area Schools , GO , II , 5% , 5/01/48 .................................
5,750,000 6,137,946
Trenton Public Schools School District ,
GO, 2018, 5%, 5/01/42 ............................................. 4,920,000 5,275,525
GO, 2018, 5%, 5/01/45 ............................................. 11,480,000 12,265,389
Universal Academy ,
Revenue, 2021, Refunding, 2%, 12/01/26 ................................ 405,000 380,699
Revenue, 2021, Refunding, 4%, 12/01/31 ................................ 500,000 474,759
Revenue, 2021, Refunding, 4%, 12/01/40 ................................ 1,100,000 956,245
University of Michigan ,
Revenue, 2015, Pre-Refunded, 5%, 4/01/46 .............................. 2,000,000 2,120,466
Revenue, 2017 A, Pre-Refunded, 5%, 4/01/37 ............................ 2,700,000 2,928,415
Revenue, 2017 A, Pre-Refunded, 5%, 4/01/42 ............................ 15,635,000 16,957,693
Revenue, 2017 A, Pre-Refunded, 5%, 4/01/47 ............................ 5,000,000 5,422,991
Walled Lake Consolidated School District ,
GO, 2020, 5%, 5/01/45 ............................................. 2,500,000 2,667,450
GO, 2022, 5%, 5/01/49 ............................................. 1,500,000 1,605,544
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport, Revenue, 2018 A, 5%, 12/01/43 ...... 7,750,000 8,073,749
Detroit Metropolitan Wayne County Airport, Revenue, 2021 A, 5%, 12/01/40 ...... 3,330,000 3,631,212
Detroit Metropolitan Wayne County Airport, Revenue, 2021 A, 5%, 12/01/46 ...... 4,670,000 5,003,075
Detroit Metropolitan Wayne County Airport, Revenue, 2021 B, 5%, 12/01/39 ...... 1,675,000 1,766,653
Wayne State University ,
Revenue, 2015 A, Refunding, 5%, 11/15/31 .............................. 1,860,000 1,896,030
Revenue, 2018 A, 5%, 11/15/43 ....................................... 4,500,000 4,705,292
Revenue, 2018 A, 4%, 11/15/48 ....................................... 10,000,000 9,182,658
Wayne-Westland Community Schools ,
GO, 2022, 3%, 11/01/44 ............................................. 2,830,000 2,112,282
GO, 2022, 3%, 11/01/46 ............................................. 1,475,000 1,074,328
Western Michigan University ,
Revenue, 2015 A, Refunding, 5%, 11/15/28 .............................. 1,635,000 1,686,146
Revenue, 2015 A, Refunding, 5%, 11/15/29 .............................. 2,000,000 2,057,852
Revenue, 2015 A, Refunding, 5%, 11/15/30 .............................. 2,500,000 2,568,576
Revenue, 2015 A, Refunding, 5%, 11/15/40 .............................. 1,560,000 1,591,189

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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Michigan (continued)
Western Michigan University, (continued)
Revenue, 2015 A, Refunding, 5%, 11/15/45 .............................. $ 2,000,000 $ 2,037,873
Revenue, 2019 A, Refunding, 5%, 11/15/44 .............................. 2,315,000 2,455,294
Revenue, 2021 A, AGMC Insured, 5%, 11/15/51 ........................... 2,785,000 2,947,829
Western School District , GO , 2022 , 5.25% , 5/01/52 ..........................
2,000,000 2,179,859
Zeeland Public Schools ,
GO, 2015 A, AGMC Insured, 5%, 5/01/31 ................................ 1,530,000 1,580,729
GO, 2015 A, AGMC Insured, 5%, 5/01/33 ................................ 2,000,000 2,064,199
GO, 2015 A, Pre-Refunded, AGMC Insured, 5%, 5/01/35 .................... 2,000,000 2,079,897
649,344,628
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 453,139
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 600,000 425,990
879,129
New York 1.1%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 ..........
9,300,000 7,994,514
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,800,000 1,441,097
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,800,000 1,436,680
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 6,200,000 3,883,042
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 763,899
7,524,718
Texas 0.7%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,400,000 1,780,174
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/39 325,000 250,286
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/40 300,000 226,050
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 550,000 379,491
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,500,000 2,560,587
5,196,588
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,441,159
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,800,000 1,426,237
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 4,600,000 4,600,000
6,026,237
U.S. Territories 4.1%
Guam 0.3%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,750,000 1,756,644
Puerto Rico 3.8%
HTA HRRB Custodial Trust ,
Revenue, 2007 CC, 5.25%, 7/01/32 .................................... 2,100,000 2,127,659
Revenue, 2007 CC, 5.25%, 7/01/36 .................................... 1,515,000 1,528,493
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 3,900,000 3,942,848

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
94
See Abbreviations on page 171 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
HTA TRRB Custodial Trust, (continued)
Revenue, 2007 N, 5.25%, 7/01/34 ..................................... $ 7,420,000 $ 7,479,067
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 500,000 504,453
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 95,927 88,972
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 62,340 38,963
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 106,638 59,202
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
12,900,000 11,968,620
27,738,277
Total U.S. Territories .................................................................... 29,494,921
Total Municipal Bonds (Cost $775,999,601) .....................................
727,776,530
Total Long Term Investments (Cost $777,799,601) ...............................
729,544,714
a
a a a a
Short Term Investments 0.0%
†
Municipal Bonds 0.0%
†
Michigan 0.0%
†
c
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 2.55% , 12/01/24 ..
300,000 300,000
Total Municipal Bonds (Cost $300,000) .........................................
300,000
Total Short Term Investments (Cost $300,000 ) ..................................
300,000
a
Total Investments (Cost $778,099,601) 98.8% ...................................
$729,844,714
Other Assets, less Liabilities 1.2% .............................................
8,671,403
Net Assets 100.0% ...........................................................
$738,516,117
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $27,474,990, representing 3.7% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
95
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.20 $12.62 $12.82 $12.10 $11.97
Income from investment operations
c
:
Net investment income
d
......................... 0.28 0.23 0.25 0.30 0.16
Net realized and unrealized gains (losses) ........... (1.18) (0.42) (0.20) 0.72 0.13
Total from investment operations .................... (0.90) (0.19) 0.05 1.02 0.29
Less distributions from:
Net investment income .......................... (0.27) (0.23) (0.25) (0.30) (0.16)
Net asset value, end of year ....................... $11.03 $12.20 $12.62 $12.82 $12.10
Total return
e
................................... (7.35)% (1.59)% 0.38% 8.56% 2.45%
Ratios to average net assets
f
Expenses
g
.................................... 0.84% 0.83% 0.83% 0.83% 0.83%
Net investment income ........................... 2.48% 1.79% 1.96% 2.42% 2.81%
Supplemental data
Net assets, end of year (000’s) ..................... $173,008 $193,021 $160,623 $96,802 $39,129
Portfolio turnover rate ............................ 19.82% 19.81% 9.45% 16.45% 13.97%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
96
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.19 $12.61 $12.82 $12.09 $12.07
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.25 0.27 0.32 0.35
Net realized and unrealized gains (losses) ........... (1.17) (0.42) (0.21) 0.73 0.02
Total from investment operations .................... (0.88) (0.17) 0.06 1.05 0.37
Less distributions from:
Net investment income .......................... (0.29) (0.25) (0.27) (0.32) (0.35)
Net asset value, end of year ....................... $11.02 $12.19 $12.61 $12.82 $12.09
Total return
d
................................... (7.21)% (1.44)% 0.45% 8.82% 3.16%
Ratios to average net assets
Expenses
e
.................................... 0.69% 0.69% 0.68% 0.68% 0.68%
Net investment income ........................... 2.62% 1.94% 2.13% 2.57% 2.96%
Supplemental data
Net assets, end of year (000’s) ..................... $376,659 $506,601 $583,105 $606,559 $588,878
Portfolio turnover rate ............................ 19.82% 19.81% 9.45% 16.45% 13.97%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
97
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.33 $12.76 $12.97 $12.23 $12.21
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.17 0.20 0.25 0.29
Net realized and unrealized gains (losses) ........... (1.18) (0.43) (0.21) 0.75 0.02
Total from investment operations .................... (0.95) (0.26) (0.01) 1.00 0.31
Less distributions from:
Net investment income .......................... (0.23) (0.17) (0.20) (0.26) (0.29)
Net asset value, end of year ....................... $11.15 $12.33 $12.76 $12.97 $12.23
Total return
d
................................... (7.73)% (2.05)% (0.10)% 8.23% 2.56%
Ratios to average net assets
Expenses
e
.................................... 1.23% 1.23% 1.23% 1.23% 1.23%
Net investment income ........................... 2.03% 1.36% 1.57% 2.02% 2.41%
Supplemental data
Net assets, end of year (000’s) ..................... $52,613 $81,058 $109,387 $138,417 $148,269
Portfolio turnover rate ............................ 19.82% 19.81% 9.45% 16.45% 13.97%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
98
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.21 $12.64 $12.84 $12.11 $12.09
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.27 0.29 0.34 0.37
Net realized and unrealized gains (losses) ........... (1.17) (0.43) (0.20) 0.73 0.02
Total from investment operations .................... (0.86) (0.16) 0.09 1.07 0.39
Less distributions from:
Net investment income .......................... (0.31) (0.27) (0.29) (0.34) (0.37)
Net asset value, end of year ....................... $11.04 $12.21 $12.64 $12.84 $12.11
Total return .................................... (7.06)% (1.28)% 0.60% 8.97% 3.30%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.54% 0.55% 0.55% 0.56%
Expenses net of waiver and payments by affiliates
d
...... 0.53% 0.53% 0.53% 0.53% 0.53%
Net investment income ........................... 2.77% 2.10% 2.26% 2.72% 3.11%
Supplemental data
Net assets, end of year (000’s) ..................... $11,973 $16,571 $13,889 $9,693 $7,177
Portfolio turnover rate ............................ 19.82% 19.81% 9.45% 16.45% 13.97%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
99
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.21 $12.63 $12.83 $12.11 $12.09
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.26 0.28 0.33 0.37
Net realized and unrealized gains (losses) ........... (1.18) (0.42) (0.20) 0.73 0.02
Total from investment operations .................... (0.87) (0.16) 0.08 1.06 0.39
Less distributions from:
Net investment income .......................... (0.30) (0.26) (0.28) (0.34) (0.37)
Net asset value, end of year ....................... $11.04 $12.21 $12.63 $12.83 $12.11
Total return .................................... (7.11)% (1.34)% 0.63% 8.83% 3.26%
Ratios to average net assets
Expenses
d
.................................... 0.59% 0.58% 0.58% 0.58% 0.58%
Net investment income ........................... 2.71% 2.04% 2.22% 2.67% 3.06%
Supplemental data
Net assets, end of year (000’s) ..................... $197,029 $266,255 $244,156 $203,230 $156,683
Portfolio turnover rate ............................ 19.82% 19.81% 9.45% 16.45% 13.97%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
100
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 93.9%
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. $ 6,192,000 $ 5,155,907
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,100,000 1,415,682
6,571,589
Minnesota 90.9%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37
29,905,000 26,683,346
Anoka-Hennepin Independent School District No. 11 ,
GO, 2018 A, 3.25%, 2/01/37 .......................................... 5,355,000 5,004,543
GO, 2018 A, 4%, 2/01/39 ............................................ 8,905,000 9,006,551
GO, 2018 A, 3.375%, 2/01/43 ......................................... 4,020,000 3,573,323
Becker Independent School District No. 726 ,
GO, 2022 A, Zero Cpn., 2/01/41 ....................................... 1,000,000 466,079
GO, 2022 A, Zero Cpn., 2/01/42 ....................................... 1,000,000 444,845
GO, 2022 A, Zero Cpn., 2/01/43 ....................................... 1,700,000 719,637
Blooming Prairie Independent School District No. 756 , GO , 2022 A , Refunding , 2.25% ,
2/01/45 ......................................................... 1,500,000 980,297
Brainerd Independent School District No. 181 ,
GO, 2018 A, 4%, 2/01/32 ............................................ 3,065,000 3,188,300
GO, 2018 A, 4%, 2/01/39 ............................................ 10,600,000 10,775,042
GO, 2018 A, 4%, 2/01/43 ............................................ 1,900,000 1,918,217
Centennial Independent School District No. 12 ,
GO, 2015 A, Refunding, Zero Cpn., 2/01/32 .............................. 1,450,000 1,036,939
GO, 2015 A, Refunding, Zero Cpn., 2/01/34 .............................. 1,600,000 1,048,295
GO, 2015 A, Refunding, Zero Cpn., 2/01/35 .............................. 350,000 219,612
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 896,344
City of Elk River , Electric , Revenue , 2021 B , 2.25% , 8/01/47 ...................
1,475,000 925,191
City of Fridley ,
GO, 2022 A, 4%, 2/01/36 ............................................ 350,000 353,889
GO, 2022 A, 4%, 2/01/37 ............................................ 735,000 735,764
GO, 2022 A, 4%, 2/01/38 ............................................ 800,000 801,987
Fridley Leased Housing Associates I LLLP, Revenue, 2018, FNMA Insured, 3.75%,
11/01/34 ....................................................... 9,496,706 9,421,702
City of Minneapolis ,
GO, 2018, 4%, 12/01/43 ............................................. 5,000,000 5,019,860
GO, 2018, 4%, 12/01/46 ............................................. 3,500,000 3,506,620
GO, 2019, 3%, 12/01/40 ............................................. 3,000,000 2,588,932
14th and Central LLLP, Revenue, 2020, FNMA Insured, 2.35%, 2/01/38 ......... 9,410,938 8,039,382
Allina Health Obligated Group, Revenue, 2021, 4%, 11/15/40 ................. 6,750,000 6,520,511
Fairview Health Services Obligated Group, Revenue, 2015 A, Refunding, AGMC
Insured, 5%, 11/15/44 ............................................. 10,000,000 10,145,415
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, AGMC
Insured, 5%, 11/15/49 ............................................. 6,000,000 6,188,110
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/26 ....... 2,000,000 2,127,701
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/27 ....... 2,000,000 2,151,518
City of Rochester ,
Electric Utility, Revenue, 2013 B, Pre-Refunded, 5%, 12/01/43 ................ 1,000,000 1,013,905
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/42 ................... 2,000,000 2,079,161
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/47 ................... 9,210,000 9,522,529
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/33 .................... 4,425,000 5,254,136
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/34 .................... 10,235,000 12,135,922
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/35 .................... 1,000,000 1,176,847
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/36 .................... 8,400,000 9,811,578
Mayo Clinic, Revenue, 2018, 4%, 11/15/48 ............................... 6,000,000 5,732,866

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
101
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Rochester, (continued)
Mayo Clinic, Revenue, 2022, Refunding, 3.25%, 11/15/41 ................... $ 4,000,000 $ 3,416,408
Mayo Clinic, Revenue, 2022, Refunding, 5%, 11/15/57 ...................... 2,000,000 2,147,952
City of St. Cloud ,
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 4%,
5/01/37 ........................................................ 12,310,000 11,946,668
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 5%,
5/01/46 ........................................................ 4,650,000 4,732,145
CentraCare Health System Obligated Group, Revenue, 2019, Refunding, 5%,
5/01/48 ........................................................ 10,000,000 10,208,083
City of St. Paul ,
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/31 ......................... 1,000,000 1,024,728
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/32 ......................... 1,000,000 1,023,262
Cloquet Independent School District No. 94 , GO , 2015 B , 5% , 2/01/32 ............
3,615,000 3,713,081
County of Carlton , GO , 2022 A , 4% , 2/01/47 ...............................
2,000,000 1,985,502
County of Norman , GO , 2022 A , 3.25% , 2/01/52 ............................
3,115,000 2,521,442
Dakota County Community Development Agency , Revenue , 2011 A , GNMA Insured ,
4.875% , 12/01/33 .................................................. 425,000 425,299
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 2,661,705
Dilworth Glyndon Felton Independent School District No. 2164 ,
GO, 2020 A, 3%, 2/01/37 ............................................ 1,000,000 928,716
GO, 2020 A, 3%, 2/01/39 ............................................ 1,000,000 892,819
GO, 2020 A, 3%, 2/01/41 ............................................ 1,225,000 1,073,249
Duluth Economic Development Authority ,
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/53 ... 28,935,000 29,721,725
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 4%,
6/15/38 ........................................................ 150,000 134,529
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 4%,
6/15/39 ........................................................ 155,000 137,325
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 3%,
6/15/44 ........................................................ 850,000 582,768
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/29 ........................................................ 400,000 417,609
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/30 ........................................................ 425,000 446,622
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/31 ........................................................ 450,000 475,493
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/32 ........................................................ 500,000 530,432
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/33 ........................................................ 600,000 635,126
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/34 ........................................................ 520,000 499,946
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/35 ........................................................ 425,000 401,890
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/36 ........................................................ 400,000 371,113
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/37 ........................................................ 375,000 341,411
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/38 ........................................................ 400,000 358,745
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/39 ........................................................ 250,000 221,492
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 B, 5.25%, 6/15/52 .. 5,000,000 5,030,994
Duluth Independent School District No. 709 ,
GO, 2015 B, Refunding, 2.5%, 2/01/26 .................................. 2,840,000 2,748,367
GO, 2021 C, Zero Cpn., 2/01/29 ....................................... 1,870,000 1,502,462

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
102
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Duluth Independent School District No. 709, (continued)
GO, 2021 C, Zero Cpn., 2/01/30 ....................................... $ 1,275,000 $ 985,182
GO, 2021 C, Zero Cpn., 2/01/31 ....................................... 1,325,000 983,037
GO, 2021 C, Zero Cpn., 2/01/32 ....................................... 1,080,000 767,117
GO, 2021 C, Zero Cpn., 2/01/33 ....................................... 1,075,000 730,105
Edina Independent School District No. 273 , GO , 2019 A , 3% , 2/01/36 ............
1,630,000 1,532,716
Elk River Independent School District No. 728 , GO , 2015 A , 4% , 2/01/32 ..........
3,130,000 3,160,354
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,286,721
Hastings Independent School District No. 200 ,
GO, 2018 A, Zero Cpn., 2/01/38 ....................................... 4,685,000 2,516,634
GO, 2018 A, Zero Cpn., 2/01/39 ....................................... 4,685,000 2,353,341
GO, 2018 A, Zero Cpn., 2/01/40 ....................................... 4,685,000 2,223,460
Hennepin County Regional Railroad Authority ,
County of Hennepin, GO, 2019 A, 5%, 12/01/35 ........................... 1,480,000 1,647,385
County of Hennepin, GO, 2019 A, 5%, 12/01/36 ........................... 5,220,000 5,777,487
County of Hennepin, GO, 2019 A, 5%, 12/01/37 ........................... 1,000,000 1,096,754
County of Hennepin, GO, 2019 A, 5%, 12/01/38 ........................... 2,000,000 2,186,363
Hermantown Independent School District No. 700 , GO , 2014 A , Refunding , 4% ,
2/01/29 ......................................................... 2,310,000 2,323,808
Hopkins Independent School District No. 270 ,
GO, 2019 A, 3%, 2/01/33 ............................................ 5,640,000 5,419,650
GO, 2019 A, 3%, 2/01/34 ............................................ 2,450,000 2,361,178
Lakeview Independent School District No. 2167 , GO , 2021 A , 2% , 2/01/38 .........
1,055,000 755,010
Lakeville Independent School District No. 194 , GO , 2021 B , 2.125% , 2/01/42 .......
4,085,000 2,725,611
Mankato Independent School District No. 77 , COP , 2022 A , 3% , 2/01/42 ..........
2,730,000 2,149,857
Maple River Independent School District No. 2135 , GO , 2020 A , 4% , 2/01/50 .......
10,000,000 10,055,883
Metropolitan Council ,
GO, 2016 C, Refunding, 3%, 3/01/30 ................................... 3,305,000 3,271,306
GO, 2020 B, 2.125%, 3/01/36 ......................................... 4,500,000 3,476,407
GO, 2020 B, 2.125%, 3/01/37 ......................................... 4,000,000 2,987,182
GO, 2020 B, 2.125%, 3/01/38 ......................................... 4,000,000 2,908,940
GO, 2022 C, 4%, 3/01/40 ............................................ 3,275,000 3,335,693
GO, 2022 C, 4%, 3/01/41 ............................................ 3,410,000 3,454,485
Minneapolis-St Paul Metropolitan Airports Commission , Revenue , 2022 A , Refunding ,
4.25% , 1/01/52 ................................................... 2,990,000 2,858,607
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue, Senior Lien, 2016 C, 5%, 1/01/34 .............................. 2,870,000 3,061,856
Revenue, Senior Lien, 2016 C, 5%, 1/01/35 .............................. 4,025,000 4,278,088
Revenue, Senior Lien, 2016 C, 5%, 1/01/41 .............................. 5,180,000 5,383,042
Revenue, Senior Lien, 2016 C, 5%, 1/01/46 .............................. 29,975,000 30,873,749
Minnesota Higher Education Facilities Authority ,
Carleton College, Revenue, 2017, Refunding, 4%, 3/01/47 ................... 3,575,000 3,420,841
Macalester College, Revenue, 2017, Refunding, 3%, 3/01/33 ................. 3,010,000 2,947,514
Macalester College, Revenue, 2017, Refunding, 4%, 3/01/42 ................. 900,000 879,113
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/36 ................. 125,000 128,589
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/37 ................. 125,000 127,543
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/40 ................. 365,000 307,422
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/43 ................. 330,000 261,714
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/32 ............... 255,000 261,956
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/33 ............... 240,000 244,112
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/34 ............... 355,000 358,902
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/37 ............... 250,000 206,692
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/38 ............... 250,000 201,953
St. Olaf College, Revenue, 2021, 3%, 10/01/41 ........................... 2,600,000 2,062,505
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/33 ................. 1,500,000 1,520,720
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/35 ................. 500,000 502,733

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
103
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Higher Education Facilities Authority, (continued)
University of St. Thomas, Revenue, 2016 8-L, Refunding, 4%, 4/01/31 .......... $ 4,200,000 $ 4,278,053
University of St. Thomas, Revenue, 2016 8-L, Refunding, 5%, 4/01/35 .......... 1,720,000 1,803,290
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/36 .......... 750,000 750,991
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/37 .......... 750,000 741,375
University of St. Thomas, Revenue, 2022 A, 5%, 10/01/52 ................... 10,000,000 10,373,704
Minnesota Housing Finance Agency ,
Revenue, 2009, 4%, 8/01/29 ......................................... 3,675,000 3,678,339
Revenue, 2011, 5%, 8/01/31 ......................................... 2,225,000 2,228,497
Revenue, 2020 B, GNMA Insured, 2.8%, 1/01/44 .......................... 2,870,000 2,375,135
Revenue, 2020 D, 4%, 8/01/42 ........................................ 1,815,000 1,750,967
Revenue, 2020 E, GNMA Insured, 2.5%, 7/01/40 .......................... 1,840,000 1,489,649
Revenue, 2020 E, GNMA Insured, 2.7%, 7/01/44 .......................... 2,580,000 2,091,782
Revenue, 2020 G, GNMA Insured, 2.45%, 7/01/45 ......................... 2,115,000 1,695,939
Revenue, 2021 B, GNMA Insured, 2.1%, 7/01/36 .......................... 950,000 734,459
Revenue, 2021 B, GNMA Insured, 2.3%, 7/01/41 .......................... 3,345,000 2,420,227
Revenue, 2021 B, GNMA Insured, 2.45%, 7/01/46 ......................... 3,320,000 2,380,064
Revenue, 2021 H, GNMA Insured, 2.55%, 1/01/46 ......................... 3,950,000 3,095,811
Revenue, 2022 A, GNMA Insured, 2.75%, 7/01/42 ......................... 2,660,000 2,078,042
Revenue, 2022 A, GNMA Insured, 2.9%, 1/01/45 .......................... 1,280,000 1,015,752
Revenue, 2022 C, GNMA Insured, 3%, 7/01/43 ........................... 1,725,000 1,377,919
b
Minnesota Municipal Gas Agency , Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 .. 5,000,000 5,016,070
Minnesota Municipal Power Agency ,
Revenue, 2014 A, Refunding, 4%, 10/01/31 .............................. 1,265,000 1,284,755
Revenue, 2014 A, Refunding, 4%, 10/01/32 .............................. 1,200,000 1,216,749
Revenue, 2014 A, Refunding, 4%, 10/01/33 .............................. 1,000,000 1,012,912
Revenue, 2014 A, Refunding, 5%, 10/01/34 .............................. 1,000,000 1,023,720
Revenue, 2014 A, Refunding, 5%, 10/01/35 .............................. 1,005,000 1,028,371
Revenue, 2016, 4%, 10/01/41 ........................................ 4,680,000 4,554,622
Revenue, 2016, 5%, 10/01/47 ........................................ 4,650,000 4,816,060
Minnesota Public Facilities Authority , Revenue , 2010 A , 5% , 3/01/24 .............
9,010,000 9,177,575
Minnetonka Independent School District No. 276 , COP , 2022 A , 4% , 2/01/52 .......
1,850,000 1,826,812
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 .......
9,295,000 7,422,746
Nashwauk Keewatin Independent School District No. 319 , GO , 2022 A , Refunding , 4% ,
2/01/48 ......................................................... 5,020,000 4,990,700
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO, 2019 A, 3%, 2/01/42 ............................................ 5,975,000 4,743,734
GO, 2019 A, 3%, 2/01/46 ............................................ 23,965,000 17,834,029
Northern Municipal Power Agency ,
Revenue, 2013 A, 5%, 1/01/30 ........................................ 1,190,000 1,191,479
Revenue, 2017, Refunding, 5%, 1/01/41 ................................. 800,000 825,033
Norwood Young America Independent School District No. 108 , GO , 2022 A , 2.25% ,
2/01/45 ......................................................... 1,700,000 1,117,031
Prior Lake-Savage Independent School District No. 719 ,
GO, 2018 B, Zero Cpn., 2/01/27 ....................................... 10,545,000 9,152,163
GO, 2018 B, Zero Cpn., 2/01/28 ....................................... 13,055,000 10,983,523
GO, 2018 B, Zero Cpn., 2/01/30 ....................................... 9,010,000 7,067,055
GO, 2018 B, Zero Cpn., 2/01/31 ....................................... 5,310,000 4,012,602
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47
3,000,000 1,957,829
Roseville Independent School District No. 623 ,
GO, 2018 A, 5%, 2/01/30 ............................................ 3,700,000 3,989,022
GO, 2018 A, 4%, 2/01/35 ............................................ 4,900,000 5,043,089
GO, 2018 A, 4%, 2/01/37 ............................................ 5,000,000 5,095,863
Sartell-St. Stephen Independent School District No. 748 ,
GO, 2016 B, Zero Cpn., 2/01/36 ....................................... 3,000,000 1,774,759
GO, 2016 B, Zero Cpn., 2/01/37 ....................................... 2,820,000 1,557,769

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
104
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Sartell-St. Stephen Independent School District No. 748, (continued)
GO, 2016 B, Zero Cpn., 2/01/38 ....................................... $ 5,220,000 $ 2,711,435
GO, 2016 B, Zero Cpn., 2/01/39 ....................................... 3,020,000 1,479,671
a
Scott County Community Development Agency , Spero BP Senior LLC , Revenue,
Senior Lien , 144A, 2022 A , 5.25% , 8/01/37 ............................... 8,000,000 7,260,858
Southern Minnesota Municipal Power Agency ,
Revenue, 1994 A, NATL Insured, Zero Cpn., 1/01/26 ....................... 5,395,000 4,873,619
Revenue, 1994 A, NATL Insured, Zero Cpn., 1/01/27 ....................... 6,600,000 5,753,517
Revenue, 2015 A, Refunding, 5%, 1/01/46 ............................... 9,345,000 9,601,542
Revenue, 2017 A, 5%, 1/01/42 ........................................ 1,315,000 1,409,823
Revenue, 2019 A, 5%, 1/01/32 ........................................ 700,000 792,644
Revenue, 2019 A, 5%, 1/01/33 ........................................ 560,000 631,655
Revenue, 2019 A, 5%, 1/01/34 ........................................ 610,000 686,696
St. Cloud Independent School District No. 742 ,
COP, 2017 A, 4%, 2/01/38 ........................................... 1,000,000 994,936
GO, 2015 A, 4%, 2/01/28 ............................................ 2,080,000 2,118,805
GO, 2017 B, Refunding, 4%, 2/01/30 ................................... 4,060,000 4,176,935
GO, 2017 B, Refunding, 4%, 2/01/36 ................................... 2,500,000 2,572,004
GO, 2017 B, Refunding, 4%, 2/01/37 ................................... 2,250,000 2,314,804
St. Francis Independent School District No. 15 ,
GO, 2018 A, 4%, 2/01/37 ............................................ 1,025,000 1,025,369
GO, 2018 A, 3.5%, 2/01/41 ........................................... 3,350,000 3,001,289
St. Paul Port Authority ,
Revenue, 2021-2, 4%, 10/01/40 ....................................... 1,100,000 1,028,233
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 3%, 10/01/34 300,000 271,628
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 4%, 10/01/41 675,000 632,825
State of Minnesota ,
COP, 2014, 5%, 6/01/36 ............................................. 3,615,000 3,671,272
GO, 2013 F, Refunding, 4%, 10/01/25 .................................. 15,000,000 15,075,779
GO, 2019 A, 5%, 8/01/34 ............................................ 1,900,000 2,142,388
Revenue, 2014 A, 5%, 6/01/38 ........................................ 8,500,000 8,516,552
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... 1,105,000 754,468
University of Minnesota ,
Revenue, 2014 B, 5%, 1/01/38 ........................................ 4,500,000 4,532,237
Revenue, 2014 B, 4%, 1/01/44 ........................................ 3,750,000 3,681,822
Revenue, 2015 A, Refunding, 5%, 8/01/28 ............................... 7,225,000 7,513,141
Revenue, 2016 A, 5%, 4/01/41 ........................................ 5,000,000 5,174,239
Revenue, 2017 A, 5%, 9/01/39 ........................................ 1,500,000 1,595,204
Revenue, 2017 A, 5%, 9/01/41 ........................................ 3,000,000 3,187,390
Revenue, 2017 B, Refunding, 5%, 12/01/30 .............................. 5,575,000 6,119,308
Revenue, 2019 A, 5%, 4/01/40 ........................................ 2,110,000 2,283,701
Revenue, 2019 A, 5%, 4/01/41 ........................................ 6,045,000 6,521,376
Revenue, 2019 A, 5%, 4/01/44 ........................................ 3,505,000 3,756,757
Revenue, 2020 A, 5%, 11/01/42 ....................................... 5,230,000 5,691,166
Virginia Independent School District No. 706 , Rock Ridge Independent School District
No. 2909 , GO , 2019 A , 3% , 2/01/40 .................................... 2,295,000 1,972,813
Watertown-Mayer Independent School District No. 111 ,
GO, 2020 A, Zero Cpn., 2/01/33 ....................................... 2,470,000 1,705,512
GO, 2020 A, Zero Cpn., 2/01/34 ....................................... 2,470,000 1,627,655
GO, 2020 A, Zero Cpn., 2/01/36 ....................................... 1,470,000 868,532
GO, 2020 A, Zero Cpn., 2/01/37 ....................................... 2,470,000 1,381,261

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
105
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Waterville-Elysian-Morristown Independent School District No. 2143 , GO , 2019 A , 3% ,
2/01/32 ......................................................... $ 1,995,000 $ 1,958,968
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,747,506
Western Minnesota Municipal Power Agency ,
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/40 ............................ 8,075,000 8,199,713
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/46 ............................ 6,870,000 6,976,102
Revenue, 2015 A, Refunding, 5%, 1/01/35 ............................... 3,000,000 3,131,399
Revenue, 2015 A, Refunding, 5%, 1/01/36 ............................... 2,035,000 2,117,985
Revenue, 2018 A, 5%, 1/01/49 ........................................ 5,000,000 5,301,267
Zumbro Education District ,
COP, 2021 A, 4%, 2/01/32 ........................................... 200,000 199,777
COP, 2021 A, 4%, 2/01/33 ........................................... 150,000 149,621
COP, 2021 A, 4%, 2/01/34 ........................................... 125,000 124,687
COP, 2021 A, 2.125%, 2/01/35 ........................................ 325,000 252,365
COP, 2021 A, 4%, 2/01/38 ........................................... 390,000 364,510
COP, 2021 A, 4%, 2/01/41 ........................................... 635,000 578,874
737,123,023
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,100,000 1,681,280
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,100,000 1,676,127
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,500,000 2,673,645
6,031,052
Texas 0.4%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,000,000 2,926,385
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,100,000 1,681,353
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 2,100,000 1,663,944
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 5,600,000 5,600,000
7,263,944
Total Municipal Bonds (Cost $812,668,260) .....................................
761,597,346
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
s
Short Term Investments 5.6%
a a
Principal
Amount
a
Value
Municipal Bonds 5.6%
Minnesota 5.6%
c
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Wells Fargo Bank NA , Daily VRDN and Put , 2.65% , 11/15/48 .... $ 24,500,000 $ 24,500,000
c
City of Minneapolis St. Paul Housing & Redevelopment Authority , Allina Health
Obligated Group , Revenue , B-2 , LOC JPMorgan Chase Bank NA , Daily VRDN and
Put , 2.45% , 11/15/35 ............................................... 6,300,000 6,300,000
c
City of Rochester , Mayo Clinic , Revenue , 2008 B , SPA Northern Trust Co. (The) , Daily
VRDN and Put , 3.5% , 11/15/38 ....................................... 14,440,000 14,440,000
45,240,000
Total Municipal Bonds (Cost $45,240,000) ......................................
45,240,000
Total Short Term Investments (Cost $45,240,000 ) ................................
45,240,000
a
Total Investments (Cost $857,908,260) 99.5% ...................................
$806,837,346
Other Assets, less Liabilities 0.5% .............................................
4,443,725
Net Assets 100.0% ...........................................................
$811,281,071
See Abbreviations on page 171 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $24,903,147, representing 3.1% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
107
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.54 $12.90 $13.20 $12.49 $12.38
Income from investment operations
c
:
Net investment income
d
......................... 0.31 0.25 0.30 0.35 0.17
Net realized and unrealized gains (losses) ........... (1.26) (0.36) (0.30) 0.71 0.11
Total from investment operations .................... (0.95) (0.11) — 1.06 0.28
Less distributions from:
Net investment income .......................... (0.30) (0.25) (0.30) (0.35) (0.17)
Net asset value, end of year ....................... $11.29 $12.54 $12.90 $13.20 $12.49
Total return
e
................................... (7.57)% (0.90)% 0.02% 8.60% 2.30%
Ratios to average net assets
f
Expenses
g
.................................... 0.81% 0.81% 0.80% 0.81% 0.80%
Net investment income ........................... 2.66% 1.94% 2.31% 2.69% 2.88%
Supplemental data
Net assets, end of year (000’s) ..................... $269,364 $315,516 $261,661 $160,174 $75,132
Portfolio turnover rate ............................ 26.92% 24.59% 20.64% 4.56% 13.09%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.54 $12.90 $13.20 $12.49 $12.46
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.27 0.33 0.37 0.38
Net realized and unrealized gains (losses) ........... (1.26) (0.36) (0.31) 0.71 0.03
Total from investment operations .................... (0.94) (0.09) 0.02 1.08 0.41
Less distributions from:
Net investment income .......................... (0.32) (0.27) (0.32) (0.37) (0.38)
Net asset value, end of year ....................... $11.28 $12.54 $12.90 $13.20 $12.49
Total return
d
................................... (7.51)% (0.75)% 0.17% 8.76% 3.34%
Ratios to average net assets
Expenses
e
.................................... 0.66% 0.66% 0.65% 0.66% 0.65%
Net investment income ........................... 2.80% 2.10% 2.49% 2.84% 3.03%
Supplemental data
Net assets, end of year (000’s) ..................... $628,747 $850,932 $929,798 $996,280 $985,590
Portfolio turnover rate ............................ 26.92% 24.59% 20.64% 4.56% 13.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
109
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.71 $13.08 $13.38 $12.66 $12.63
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.20 0.25 0.30 0.31
Net realized and unrealized gains (losses) ........... (1.28) (0.37) (0.30) 0.72 0.03
Total from investment operations .................... (1.02) (0.17) (0.05) 1.02 0.34
Less distributions from:
Net investment income .......................... (0.25) (0.20) (0.25) (0.30) (0.31)
Net asset value, end of year ....................... $11.44 $12.71 $13.08 $13.38 $12.66
Total return
d
................................... (8.00)% (1.36)% (0.37)% 8.16% 2.72%
Ratios to average net assets
Expenses
e
.................................... 1.20% 1.20% 1.20% 1.21% 1.20%
Net investment income ........................... 2.20% 1.52% 1.92% 2.29% 2.48%
Supplemental data
Net assets, end of year (000’s) ..................... $78,486 $125,479 $169,258 $203,367 $215,045
Portfolio turnover rate ............................ 26.92% 24.59% 20.64% 4.56% 13.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
110
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.55 $12.91 $13.22 $12.50 $12.47
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.29 0.34 0.38 0.39
Net realized and unrealized gains (losses) ........... (1.25) (0.36) (0.31) 0.73 0.03
Total from investment operations .................... (0.91) (0.07) 0.03 1.11 0.42
Less distributions from:
Net investment income .......................... (0.34) (0.29) (0.34) (0.39) (0.39)
Net asset value, end of year ....................... $11.30 $12.55 $12.91 $13.22 $12.50
Total return .................................... (7.29)% (0.61)% 0.31% 8.90% 3.47%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.53% 0.54% 0.53% 0.53%
Expenses net of waiver and payments by affiliates
d
...... 0.52% 0.52% 0.51% 0.52% 0.51%
Net investment income ........................... 2.94% 2.23% 2.59% 2.98% 3.17%
Supplemental data
Net assets, end of year (000’s) ..................... $14,734 $21,433 $16,977 $10,638 $6,942
Portfolio turnover rate ............................ 26.92% 24.59% 20.64% 4.56% 13.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.55 $12.91 $13.21 $12.50 $12.47
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.29 0.34 0.38 0.39
Net realized and unrealized gains (losses) ........... (1.25) (0.37) (0.30) 0.71 0.03
Total from investment operations .................... (0.92) (0.08) 0.04 1.09 0.42
Less distributions from:
Net investment income .......................... (0.33) (0.28) (0.34) (0.38) (0.39)
Net asset value, end of year ....................... $11.30 $12.55 $12.91 $13.21 $12.50
Total return .................................... (7.33)% (0.65)% 0.27% 8.86% 3.43%
Ratios to average net assets
Expenses
d
.................................... 0.56% 0.56% 0.55% 0.56% 0.55%
Net investment income ........................... 2.89% 2.20% 2.58% 2.94% 3.13%
Supplemental data
Net assets, end of year (000’s) ..................... $209,487 $299,002 $295,666 $243,913 $179,427
Portfolio turnover rate ............................ 26.92% 24.59% 20.64% 4.56% 13.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
112
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 3,200,000 $ 3,143,438
Total Corporate Bonds (Cost $3,200,000) .......................................
3,143,438
Municipal Bonds 95.9%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,800,000 2,331,887
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 9,144,000 7,613,957
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,200,000 1,483,095
9,097,052
Illinois 0.1%
State of Illinois , GO , 2021 A , 5% , 3/01/32 .................................
1,250,000 1,330,417
Kentucky 0.8%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 15,210,000 9,947,471
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 1,500,000 1,514,627
Revenue, 2022 A, 4%, 6/15/38 ........................................ 2,000,000 1,950,571
3,465,198
New York 0.6%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/40 ..................................... 6,750,000 6,147,328
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 750,000 644,719
6,792,047
Ohio 88.6%
Akron Bath Copley Joint Township Hospital District , Summa Health System Obligated
Group , Revenue , 2020 , Refunding , 3% , 11/15/40 .......................... 5,400,000 4,017,977
American Municipal Power, Inc. ,
Revenue, 2015 A, Refunding, 5%, 2/15/28 ............................... 5,000,000 5,078,537
Revenue, 2016 A, Refunding, 4%, 2/15/35 ............................... 1,000,000 1,006,161
Revenue, 2016 A, 5%, 2/15/41 ........................................ 5,000,000 5,098,246
Revenue, 2016 A, Refunding, 5%, 2/15/46 ............................... 7,500,000 7,609,959
Revenue, 2017 A, Refunding, 5%, 2/15/37 ............................... 3,700,000 3,911,408
Revenue, 2017 A, Refunding, 5%, 2/15/38 ............................... 3,500,000 3,681,375
Revenue, 2019 A, 5%, 2/15/44 ........................................ 3,345,000 3,473,754
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 2,994,740
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 6,532,217
Berkshire Local School District , GO , 2021 , Refunding , 3% , 10/01/56 .............
735,000 518,582
Bethel Local School District ,
COP, 2020, BAM Insured, 3%, 12/01/45 ................................. 2,095,000 1,589,393
COP, 2020, BAM Insured, 2.75%, 12/01/49 .............................. 4,000,000 2,783,461
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 9,677,645
Bloom-Carroll Local School District , GO , 2018 A , 5% , 11/01/55 .................
7,025,000 7,510,119
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
3,250,000 3,397,699
Brooklyn City School District ,
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/38 ........................ 1,905,000 2,011,672
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/49 ........................ 9,000,000 9,334,941

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
113
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. $ 18,215,000 $ 13,168,478
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 3,245,000 2,841,416
Butler County Port Authority ,
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/32 ........................................................ 100,000 101,257
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/33 ........................................................ 135,000 136,453
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/34 ........................................................ 185,000 186,698
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/35 ........................................................ 195,000 195,662
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/36 ........................................................ 205,000 203,545
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/37 ........................................................ 210,000 205,925
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/38 ........................................................ 220,000 213,862
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/39 ........................................................ 225,000 216,565
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/40 ........................................................ 240,000 229,457
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/41 ........................................................ 245,000 232,293
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/46 ........................................................ 900,000 833,873
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/51 ........................................................ 1,000,000 908,498
Canal Winchester Local School District ,
GO, 2005, NATL Insured, Zero Cpn., 12/01/32 ............................ 3,955,000 2,834,164
GO, 2005, NATL Insured, Zero Cpn., 12/01/33 ............................ 2,000,000 1,373,382
Chillicothe City School District ,
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/23 ................... 1,905,000 1,853,297
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/24 ................... 1,905,000 1,786,902
Cincinnati City School District ,
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/27 ...................... 14,900,000 16,560,492
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/28 ...................... 8,180,000 9,303,672
City of Chillicothe ,
Adena Health System Obligated Group, Revenue, 2017, Refunding, 5%, 12/01/37 . 2,890,000 2,968,893
Adena Health System Obligated Group, Revenue, 2017, Refunding, 5%, 12/01/47 . 2,110,000 2,127,801
City of Cincinnati , GO , 2015 A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 6,806,157
City of Cleveland ,
GO, 2012, 5%, 12/01/30 ............................................. 35,000 35,051
GO, 2020 A, 4%, 12/01/35 ........................................... 1,000,000 1,028,365
GO, 2020 A, 2%, 12/01/36 ........................................... 1,215,000 934,221
Water Pollution Control, Revenue, 2016, 5%, 11/15/41 ...................... 2,000,000 2,035,631
City of Columbus ,
GO, 2016-3, Refunding, 5%, 2/15/27 ................................... 5,000,000 5,408,264
GO, 2018 A, 5%, 4/01/34 ............................................ 7,000,000 7,800,536
GO, 2019 A, 5%, 4/01/40 ............................................ 3,000,000 3,240,142
GO, 2021 A, 5%, 4/01/40 ............................................ 1,900,000 2,078,297
Sewerage, Revenue, 2014, Refunding, 4%, 6/01/31 ........................ 15,000,000 15,280,594
Sewerage, Revenue, 2015, Refunding, 5%, 6/01/30 ........................ 5,000,000 5,325,627
City of Marysville ,
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 4%,
12/01/40 ....................................................... 3,015,000 2,988,582

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
City of Marysville, (continued)
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 5%,
12/01/47 ....................................................... $ 5,035,000 $ 5,114,880
Wastewater Treatment System, Revenue, 2016, Refunding, BAM Insured, 4%,
12/01/46 ....................................................... 9,370,000 8,922,520
City of Mount Vernon ,
Mount Vernon Nazarene University, Revenue, 2022, Refunding, 4%, 2/01/37 ..... 995,000 924,303
Mount Vernon Nazarene University, Revenue, 2022, Refunding, 4%, 2/01/52 ..... 1,675,000 1,403,662
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 3,779,824
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 2,818,890
Cleveland Department of Public Utilities Division of Public Power ,
Revenue, 2020 A, Refunding, AGMC Insured, 4%, 11/15/38 .................. 600,000 587,479
Revenue, B-2, NATL Insured, Zero Cpn., 11/15/38 ......................... 10,000,000 4,951,196
Cleveland Department of Public Utilities Division of Water ,
Revenue, 2020 FF, Refunding, 5%, 1/01/32 .............................. 1,000,000 1,137,002
Revenue, 2020 FF, Refunding, 5%, 1/01/33 .............................. 1,000,000 1,135,911
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The), Revenue, 2021, 5%, 7/01/35 ....... 600,000 670,061
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/37 ....... 700,000 703,464
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/38 ....... 100,000 100,027
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/39 ....... 700,000 688,966
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/40 ....... 100,000 96,896
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/41 ....... 800,000 766,002
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/46 ....... 500,000 438,395
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/51 ....... 2,000,000 1,719,230
Euclid Avenue Development Corp., Revenue, 2022 A, 5.5%, 8/01/52 ........... 9,000,000 9,631,325
Columbus-Franklin County Finance Authority ,
Revenue, 2021 C, 2.5%, 11/15/41 ..................................... 900,000 656,184
Revenue, 2021 C, 3%, 5/15/51 ........................................ 2,180,000 1,536,899
County of Butler ,
Cincinnati Children's Hospital Medical Center Obligated Group, Revenue, 2016 X,
Refunding, 5%, 5/15/29 ............................................ 6,750,000 7,453,835
UC Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/45 .......... 20,270,000 20,392,455
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/36 .......... 4,140,000 3,897,318
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/37 .......... 1,500,000 1,402,521
County of Cuyahoga ,
GO, 2020 A, Refunding, 4%, 12/01/34 .................................. 750,000 788,040
GO, 2020 A, Refunding, 3%, 12/01/36 .................................. 1,100,000 967,737
Excise Tax, Revenue, 2015, Pre-Refunded, 5%, 12/01/25 .................... 500,000 506,953
County of Franklin ,
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 5%, 11/01/34 .. 2,600,000 2,782,995
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 4%, 11/01/40 .. 5,000,000 4,866,592
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/33 .......... 5,270,000 4,801,120
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/34 .......... 2,240,000 2,016,163
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/35 .......... 2,900,000 2,570,278
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/36 .......... 2,640,000 2,315,587
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/40 .......... 2,590,000 2,171,834
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/33 ................... 6,290,000 6,529,336
Sales Tax, Revenue, 2018, 5%, 6/01/48 ................................. 6,000,000 6,363,527
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 3,515,000 3,578,780
Trinity Health Corp. Obligated Group, Revenue, 2017 A-OH, 5%, 12/01/47 ....... 11,800,000 12,014,825
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/49 .......... 6,030,000 5,406,354
County of Hamilton ,
Sewer System, Revenue, 2019 A, Refunding, 5%, 12/01/33 .................. 6,965,000 7,851,486
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/32 .................. 2,115,000 2,437,250
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/35 .................. 2,000,000 2,261,064

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
115
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Hamilton, (continued)
TriHealth Obligated Group, Revenue, 2017 A, 5%, 8/15/42 ................... $ 5,000,000 $ 5,087,857
County of Lucas , GO , 2022 , 4.75% , 12/01/52 ..............................
3,000,000 3,093,151
County of Mahoning ,
Sewer System, Revenue, 2022, Refunding, 5%, 12/01/46 .................... 3,000,000 3,184,412
Western Reserve Care System, Revenue, 1995, NATL Insured, ETM, 5.5%, 10/15/25 1,700,000 1,757,868
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/45 ............................................. 5,000,000 5,112,052
County of Montgomery ,
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 4%, 8/01/41 1,000,000 963,651
Premier Health Partners Obligated Group, Revenue, 2019 A, Refunding, 4%,
11/15/39 ....................................................... 5,000,000 4,623,077
County of Ross , Adena Health System Obligated Group , Revenue , 2019 , Refunding ,
5% , 12/01/44 ..................................................... 4,705,000 4,755,461
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 5,213,840
Cuyahoga Falls City School District , GO , 2021 , BAM Insured , 4% , 12/01/51 .......
1,485,000 1,326,623
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 5,709,550
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2%, 11/15/31 .......... 430,000 360,811
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2.5%, 11/15/41 ........ 1,615,000 1,158,303
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 3%, 5/15/51 .......... 1,000,000 685,930
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,073,619
Dublin City School District , GO , 2019 A , 4% , 12/01/44 ........................
10,000,000 9,771,032
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................
5,500,000 5,735,252
Franklin County Convention Facilities Authority , Revenue , 2014 , Pre-Refunded , 5% ,
12/01/35 ........................................................ 20,000,000 20,665,832
Fremont City School District , GO , 2017 A , 5% , 1/15/49 .......................
13,970,000 14,292,415
Grandview Heights City School District , GO , 2019 , 5% , 12/01/53 ................
2,150,000 2,287,381
Great Oaks Career Campuses Board of Education , COP , 2021 , 3% , 12/01/44 ......
1,455,000 1,172,693
Green Local School District , COP , 2022 , AGMC Insured , 5% , 11/01/52 ...........
2,000,000 2,081,986
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................
10,000,000 9,666,004
Hillsdale Local School District , COP , 2020 , BAM Insured , 4% , 12/01/40 ...........
1,435,000 1,385,424
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 18,325,546
Indian Creek Local School District ,
GO, 2018 A, 5%, 11/01/55 ........................................... 3,000,000 3,113,746
GO, 2018 B, BAM Insured, 5%, 11/01/55 ................................ 3,910,000 4,128,761
Lakota Local School District ,
GO, 2005, Refunding, NATL Insured, 5.25%, 12/01/26 ...................... 2,000,000 2,167,599
GO, 2014 C, Pre-Refunded, 5%, 12/01/30 ............................... 4,035,000 4,169,331
Licking Heights Local School District , GO , 2022 , 4.5% , 10/01/51 ................
1,800,000 1,805,426
Little Miami Local School District ,
GO, 2018, 5%, 11/01/43 ............................................. 1,000,000 1,025,265
GO, 2018, 5%, 11/01/48 ............................................. 2,460,000 2,512,163
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
9,605,000 11,182,515
Miami University ,
Revenue, 2014, Refunding, 5%, 9/01/31 ................................. 2,320,000 2,369,936
Revenue, 2014, Refunding, 5%, 9/01/34 ................................. 3,500,000 3,564,573
Revenue, 2017, Refunding, 5%, 9/01/41 ................................. 5,000,000 5,226,674
Revenue, 2022 A, Refunding, 5%, 9/01/34 ............................... 1,000,000 1,144,070
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 21,169,240
Northeast Ohio Medical University ,
Revenue, 2021 A, Refunding, 3%, 12/01/23 .............................. 75,000 74,638
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 125,000 128,720
Revenue, 2021 A, Refunding, 5%, 12/01/27 .............................. 100,000 105,472
Revenue, 2021 A, Refunding, 5%, 12/01/29 .............................. 110,000 118,276

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
a a
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a
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a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Northeast Ohio Medical University, (continued)
Revenue, 2021 A, Refunding, 3%, 12/01/40 .............................. $ 500,000 $ 386,942
Revenue, 2021 A, Refunding, 4%, 12/01/45 .............................. 450,000 394,925
Revenue, 2022, BAM Insured, 5%, 12/01/43 ............................. 1,000,000 1,041,946
Northeast Ohio Regional Sewer District , Revenue , 2019 , Refunding , 3% , 11/15/35 ..
4,500,000 4,101,549
Northeastern Local School District ,
GO, 2018, AGMC Insured, 5.25%, 12/01/45 .............................. 5,420,000 5,837,155
GO, 2018, AGMC Insured, 4%, 12/01/55 ................................ 5,000,000 4,473,540
Norwood City School District ,
GO, 2017 A, Pre-Refunded, 5%, 11/01/46 ............................... 5,000,000 5,310,151
GO, 2017 A, Pre-Refunded, 5.25%, 11/01/51 ............................. 7,645,000 8,176,555
c
Ohio Air Quality Development Authority ,
Ohio Valley Electric Corp., Revenue, 2009 B, Mandatory Put, 1.375%, 11/01/24 ... 1,875,000 1,761,340
Ohio Valley Electric Corp., Revenue, 2009 C, Mandatory Put, 1.5%, 11/04/25 ..... 2,000,000 1,816,746
Ohio Center Local Government Capital Asset Financing Program , GO , 2003 , AGMC
Insured , 5.25% , 12/01/23 ............................................ 120,000 120,222
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group, Revenue, 2022, 5.25%, 1/01/52 4,895,000 4,955,348
Baldwin Wallace University, Revenue, 2022, 6%, 12/01/52 ................... 5,970,000 6,315,107
Capital University, Revenue, 2022, Refunding, 6%, 9/01/42 .................. 4,900,000 5,097,989
Capital University, Revenue, 2022, Refunding, 6%, 9/01/47 .................. 2,000,000 2,062,319
Capital University, Revenue, 2022, Refunding, 6%, 9/01/52 .................. 5,100,000 5,234,790
Case Western Reserve University, Revenue, 2016, Refunding, 5%, 12/01/40 ..... 6,000,000 6,224,752
Cleveland Institute of Music (The), Revenue, 2022, 5%, 12/01/32 .............. 300,000 318,322
Cleveland Institute of Music (The), Revenue, 2022, 5.125%, 12/01/42 ........... 3,390,000 3,425,003
Cleveland Institute of Music (The), Revenue, 2022, 5.375%, 12/01/52 ........... 3,100,000 3,142,225
Denison University, Revenue, 2021, 3%, 11/01/50 ......................... 4,250,000 2,914,494
John Carroll University, Revenue, 2020, 4%, 10/01/45 ...................... 1,100,000 933,846
John Carroll University, Revenue, 2020, 4%, 10/01/50 ...................... 3,500,000 2,885,325
John Carroll University, Revenue, 2022, Refunding, 4%, 10/01/47 .............. 11,360,000 9,525,505
John Carroll University, Revenue, 2022, Refunding, 4%, 10/01/52 .............. 5,000,000 4,070,228
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,540,000 1,435,531
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,360,000 1,245,848
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,900,000 2,603,637
Kenyon College, Revenue, 2016, Refunding, 5%, 7/01/42 ................... 5,320,000 5,472,539
Kenyon College, Revenue, 2016, Refunding, 4%, 7/01/44 ................... 5,180,000 4,779,646
Kenyon College, Revenue, 2017, 5%, 7/01/42 ............................ 1,250,000 1,295,716
Kenyon College, Revenue, 2017, 4%, 7/01/47 ............................ 4,000,000 3,570,306
Otterbein Homes Obligated Group, Revenue, 2021 B, Refunding, 4%, 7/01/46 .... 1,085,000 920,065
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/37 .............. 1,050,000 974,956
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/38 .............. 1,055,000 968,932
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/39 .............. 1,105,000 1,002,357
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/40 .............. 1,225,000 1,097,188
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/41 .............. 1,275,000 1,128,461
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/46 .............. 1,975,000 1,679,223
University of Dayton, Revenue, 2018 A, 4%, 12/01/43 ....................... 11,885,000 11,164,489
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/28 ................ 150,000 161,795
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/29 ................ 415,000 454,367
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/30 ................ 400,000 443,943
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/31 ................ 550,000 605,297
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/32 ................ 340,000 373,815
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/33 ................ 130,000 142,793
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/34 ................ 500,000 547,351
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/35 ................ 1,000,000 1,087,560
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/36 ................ 900,000 904,484
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/37 ................ 1,335,000 1,099,194
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/39 ................ 480,000 463,850

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
117
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Higher Educational Facility Commission, (continued)
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/40 ................ $ 500,000 $ 385,089
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/41 ................ 250,000 236,836
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/42 ................ 325,000 241,070
Ohio Housing Finance Agency , Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 ....
500,000 411,453
Ohio State University (The) ,
Revenue, 2014 A, 4%, 12/01/30 ....................................... 4,325,000 4,392,833
Revenue, 2021 A, 4%, 12/01/48 ....................................... 10,020,000 9,528,408
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 16,325,000 17,183,699
Revenue, 2018 A, 5%, 2/15/43 ........................................ 17,025,000 17,959,817
Revenue, Junior Lien, 2013 A-2, BAM Insured, Zero Cpn., 2/15/38 ............. 3,665,000 1,962,658
Revenue, Junior Lien, 2013 A-2, Zero Cpn., 2/15/43 ........................ 10,485,000 4,162,826
Revenue, Junior Lien, 2022 A, Refunding, 5%, 2/15/39 ...................... 5,000,000 5,646,410
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/44 ...................
7,000,000 7,288,247
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/39 ........................................ 5,000,000 5,493,096
Revenue, 2019, 5%, 6/01/44 ......................................... 5,650,000 6,098,479
Revenue, 2021, 5%, 6/01/46 ......................................... 10,555,000 11,470,032
Water Pollution Control Loan Fund, Revenue, 2019 B, Refunding, 5%, 12/01/44 ... 10,000,000 10,793,769
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/39 ............ 5,000,000 5,515,288
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/50 ............ 2,500,000 2,672,576
Olentangy Local School District ,
GO, 2016, 4%, 12/01/46 ............................................. 15,235,000 14,726,157
GO, 2020 A, 3%, 12/01/38 ........................................... 500,000 438,923
Princeton City School District ,
GO, 2014, Pre-Refunded, 5%, 12/01/39 ................................. 12,000,000 12,399,499
GO, 2014, Refunding, Zero Cpn., 12/01/40 ............................... 6,000,000 2,901,810
GO, 2014, Refunding, Zero Cpn., 12/01/41 ............................... 6,000,000 2,774,260
Reading Community City School District , GO , 2016 A , 5% , 11/01/46 .............
2,000,000 2,031,296
Springboro Community City School District ,
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/27 ..................... 5,175,000 5,659,987
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/28 ..................... 2,000,000 2,229,567
State of Ohio ,
GO, 2017 A, 5%, 3/15/36 ............................................ 5,000,000 5,078,785
GO, 2018 A, 5%, 6/15/38 ............................................ 10,000,000 10,418,424
GO, 2019 A, 5%, 6/15/38 ............................................ 6,500,000 7,145,374
GO, 2020 C, 5%, 3/01/38 ............................................ 2,300,000 2,583,078
GO, V, 5%, 5/01/33 ................................................ 1,000,000 1,109,489
GO, V, 5%, 5/01/34 ................................................ 4,000,000 4,413,527
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Refunding,
3.25%, 1/01/35 .................................................. 10,000,000 9,669,196
Cleveland Clinic Health System Obligated Group, Revenue, 2021 B, Refunding, 5%,
1/01/29 ........................................................ 4,850,000 5,392,428
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/39 .......... 1,000,000 1,104,479
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/40 .......... 1,110,000 1,220,101
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/41 .......... 750,000 820,983
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 1,000,000 928,942
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/39 875,000 796,682
University Hospitals Health System, Inc. Obligated Group, Revenue, 2020 A,
Refunding, 3%, 1/15/45 ............................................ 5,000,000 3,725,103
University Hospitals Health System, Inc. Obligated Group, Revenue, 2021 A,
Refunding, 4%, 1/15/46 ............................................ 18,795,000 17,026,565

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
118
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Summit County Development Finance Authority , City of Akron , Revenue , 2022 ,
4% , 5/15/46 ...................................................... $ 5,585,000 $ 4,903,899
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
6,000,000 5,826,883
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 9,985,294
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 6,016,306
Toledo-Lucas County Port Authority ,
Revenue, 2021 A, 2%, 11/15/31 ....................................... 430,000 364,620
Revenue, 2021 A, 3%, 5/15/51 ........................................ 1,160,000 782,852
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/46 ........................... 1,625,000 1,295,749
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/51 ........................... 2,840,000 2,160,617
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/57 ........................... 6,000,000 4,447,351
Triway Local School District , COP , 2021 , BAM Insured , 4% , 12/01/39 ............
2,200,000 2,175,808
University of Akron (The) ,
Revenue, 2015 A, Refunding, 5%, 1/01/31 ............................... 4,365,000 4,455,138
Revenue, 2016 A, Refunding, BAM Insured, 5%, 1/01/34 .................... 6,000,000 6,140,846
Revenue, 2016 A, Refunding, 5%, 1/01/36 ............................... 11,065,000 11,293,718
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 13,225,000 13,461,405
Revenue, 2018 A, Refunding, 5%, 1/01/42 ............................... 5,725,000 5,886,594
University of Cincinnati , Revenue , 2018 A , Refunding , 4% , 6/01/48 ..............
10,000,000 9,415,854
Upper Arlington City School District , GO , 2018 A , Pre-Refunded , 5% , 12/01/48 .....
13,000,000 14,317,169
Village of Bluffton ,
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/33 ....................................................... 1,655,000 1,670,744
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/34 ....................................................... 1,900,000 1,917,889
Warren County Port Authority ,
Ohio Communities Accelerator Fund, Revenue, 2021 C, 4%, 12/01/41 .......... 2,075,000 1,757,403
Ohio Communities Accelerator Fund, Revenue, 2021 C, 4%, 12/01/55 .......... 3,500,000 2,711,595
Ohio Communities Accelerator Fund, Revenue, 2021 D, 5%, 12/01/46 .......... 3,895,000 3,229,555
Ohio Communities Accelerator Fund, Revenue, 2021 H, 4%, 12/01/41 .......... 570,000 483,965
Ohio Communities Accelerator Fund, Revenue, 2021 H, 4%, 12/01/53 .......... 1,375,000 1,074,206
Ohio Communities Accelerator Fund, Revenue, 2022 A, 5.5%, 12/01/50 ......... 3,210,000 3,117,898
Ohio Communities Accelerator Fund, Revenue, 2022 B, 4.75%, 12/01/34 ........ 1,100,000 1,104,539
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 3%, 12/01/30 ....................................... 525,000 472,379
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/40 ....................................... 1,390,000 1,188,677
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/52 ....................................... 1,930,000 1,512,060
Warrensville Heights City School District ,
GO, 2019 A, BAM Insured, 5%, 12/01/44 ................................ 190,000 193,400
GO, 2019 A, Pre-Refunded, BAM Insured, 5%, 12/01/44 ..................... 460,000 474,917
GO, 2019 A, Pre-Refunded, BAM Insured, 5.25%, 12/01/55 .................. 1,740,000 1,803,766
West Carrollton City School District , GO , 2020 A , 3% , 12/01/44 .................
2,540,000 1,967,348
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
3,820,000 4,134,412
Westlake City School District , GO , 2021 A , Refunding , 4% , 12/01/49 .............
3,965,000 3,727,792
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 10,527,000
Winton Woods City School District ,
GO, 2017, Refunding, 4%, 11/01/43 .................................... 7,000,000 6,807,282
GO, 2022, Refunding, BAM Insured, 4%, 11/01/53 ......................... 2,000,000 1,815,272
Wright State University , Revenue , 2021 A , Refunding , BAM Insured , 5% , 5/01/30 ...
1,285,000 1,444,886
Xenia Community School District , GO , 2014 , Pre-Refunded , 5% , 12/01/40 .........
7,285,000 7,514,957
1,064,096,232

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
119
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. $ 3,200,000 $ 2,561,950
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 3,200,000 2,554,098
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 5,250,000 3,441,742
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,200,000 2,444,476
11,002,266
Tennessee 0.1%
c
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 1,500,000 1,571,433
Texas 0.7%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 4,300,000 3,189,478
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/38 300,000 235,252
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 1,000,000 689,983
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 4,389,578
8,504,291
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 3,200,000 2,562,061
Wisconsin 1.1%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 3,100,000 2,456,297
FAH Tree House LLC, Revenue, 144A, 2023 A, 6.5%, 8/01/53 ................ 2,800,000 2,792,424
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 8,200,000 8,200,000
13,448,721
U.S. Territories 1.5%
Puerto Rico 1.5%
HTA HRRB Custodial Trust ,
Revenue, 2007 CC, 5.5%, 7/01/31 ..................................... 3,370,000 3,474,099
Revenue, 2007 CC, 5.25%, 7/01/32 .................................... 2,890,000 2,928,064
Revenue, 2007 CC, 5.25%, 7/01/34 .................................... 800,000 806,368
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 4,515,000 4,564,608
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 1,575,000 1,589,028
Revenue, 2007 N, 5.25%, 7/01/39 ..................................... 540,000 545,518
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,000,000 1,002,594
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,002,976
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/33 .. 440,000 480,902
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/35 .. 235,000 252,888
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,100,000 1,020,580
17,667,625
Total U.S. Territories .................................................................... 17,667,625
Total Municipal Bonds (Cost $1,210,685,723) ...................................
1,151,816,701
Total Long Term Investments (Cost $1,213,885,723) .............................
1,154,960,139
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
120
s
See Abbreviations on page 171 .
Short Term Investments 2.5%
a a
Principal
Amount
a
Value
Municipal Bonds 2.5%
Ohio 2.5%
d
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Bank of Montreal , Daily VRDN and Put , 2.65% , 6/01/34 ................. $ 30,335,000 $ 30,335,000
Total Municipal Bonds (Cost $30,335,046) ......................................
30,335,000
Total Short Term Investments (Cost $30,335,046 ) ................................
30,335,000
a
Total Investments (Cost $1,244,220,769) 98.7% ..................................
$1,185,295,139
Other Assets, less Liabilities 1.3% .............................................
15,523,528
Net Assets 100.0% ...........................................................
$1,200,818,667
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $43,468,572, representing 3.6% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
121
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.45 $11.73 $12.00 $11.37 $11.30
Income from investment operations
c
:
Net investment income
d
......................... 0.27 0.23 0.26 0.30 0.16
Net realized and unrealized gains (losses) ........... (1.10) (0.28) (0.27) 0.64 0.07
Total from investment operations .................... (0.83) (0.05) (0.01) 0.94 0.23
Less distributions from:
Net investment income .......................... (0.27) (0.23) (0.26) (0.31) (0.16)
Net asset value, end of year ....................... $10.35 $11.45 $11.73 $12.00 $11.37
Total return
e
................................... (7.27)% (0.48)% (0.07)% 8.39% 2.09%
Ratios to average net assets
f
Expenses
g
.................................... 0.81% 0.80% 0.80% 0.80% 0.80%
Net investment income ........................... 2.56% 1.93% 2.20% 2.58% 3.05%
Supplemental data
Net assets, end of year (000’s) ..................... $208,460 $251,006 $218,010 $162,664 $62,119
Portfolio turnover rate ............................ 32.94% 19.83% 18.23% 15.49% 9.09%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
122
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.44 $11.72 $11.99 $11.36 $11.37
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.25 0.28 0.32 0.36
Net realized and unrealized gains (losses) ........... (1.11) (0.28) (0.27) 0.64 (0.01)
Total from investment operations .................... (0.82) (0.03) 0.01 0.96 0.35
Less distributions from:
Net investment income .......................... (0.28) (0.25) (0.28) (0.33) (0.36)
Net asset value, end of year ....................... $10.34 $11.44 $11.72 $11.99 $11.36
Total return
d
................................... (7.14)% (0.33)% 0.08% 8.56% 3.13%
Ratios to average net assets
Expenses
e
.................................... 0.66% 0.65% 0.65% 0.65% 0.65%
Net investment income ........................... 2.71% 2.08% 2.37% 2.73% 3.20%
Supplemental data
Net assets, end of year (000’s) ..................... $562,620 $731,732 $805,688 $866,593 $843,042
Portfolio turnover rate ............................ 32.94% 19.83% 18.23% 15.49% 9.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
123
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.63 $11.91 $12.19 $11.54 $11.55
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.18 0.22 0.26 0.30
Net realized and unrealized gains (losses) ........... (1.14) (0.28) (0.29) 0.66 (0.01)
Total from investment operations .................... (0.91) (0.10) (0.07) 0.92 0.29
Less distributions from:
Net investment income .......................... (0.22) (0.18) (0.21) (0.27) (0.30)
Net asset value, end of year ....................... $10.50 $11.63 $11.91 $12.19 $11.54
Total return
d
................................... (7.79)% (0.79)% (0.63)% 8.05% 2.51%
Ratios to average net assets
Expenses
e
.................................... 1.20% 1.19% 1.19% 1.20% 1.20%
Net investment income ........................... 2.10% 1.50% 1.80% 2.18% 2.65%
Supplemental data
Net assets, end of year (000’s) ..................... $43,030 $72,237 $98,075 $127,898 $128,133
Portfolio turnover rate ............................ 32.94% 19.83% 18.23% 15.49% 9.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
124
In
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.45 $11.73 $12.00 $11.37 $11.38
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.26 0.29 0.33 0.38
Net realized and unrealized gains (losses) ........... (1.10) (0.28) (0.27) 0.64 (0.02)
Total from investment operations .................... (0.80) (0.02) 0.02 0.97 0.36
Less distributions from:
Net investment income .......................... (0.30) (0.26) (0.29) (0.34) (0.37)
Net asset value, end of year ....................... $10.35 $11.45 $11.73 $12.00 $11.37
Total return .................................... (7.01)% (0.12)% 0.12% 8.69% 3.24%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.53% 0.52% 0.52% 0.53% 0.53%
Expenses net of waiver and payments by affiliates
d
...... 0.52% 0.52%
e
0.52%
e
0.52% 0.52%
Net investment income ........................... 2.85% 2.21% 2.49% 2.86% 3.33%
Supplemental data
Net assets, end of year (000’s) ..................... $21,344 $26,269 $22,928 $19,823 $13,308
Portfolio turnover rate ............................ 32.94% 19.83% 18.23% 15.49% 9.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
125
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.46 $11.73 $12.01 $11.37 $11.38
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.26 0.29 0.33 0.37
Net realized and unrealized gains (losses) ........... (1.12) (0.27) (0.28) 0.65 (0.01)
Total from investment operations .................... (0.82) (0.01) 0.01 0.98 0.36
Less distributions from:
Net investment income .......................... (0.29) (0.26) (0.29) (0.34) (0.37)
Net asset value, end of year ....................... $10.35 $11.46 $11.73 $12.01 $11.37
Total return .................................... (7.12)% (0.15)% 0.09% 8.75% 3.22%
Ratios to average net assets
Expenses
d
.................................... 0.56% 0.55% 0.55% 0.55% 0.55%
Net investment income ........................... 2.80% 2.18% 2.45% 2.83% 3.30%
Supplemental data
Net assets, end of year (000’s) ..................... $134,222 $181,163 $171,322 $145,073 $107,253
Portfolio turnover rate ............................ 32.94% 19.83% 18.23% 15.49% 9.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin Oregon Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
126
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,500,000 $ 2,455,810
Total Corporate Bonds (Cost $2,500,000) .......................................
2,455,810
Municipal Bonds 98.5%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
3,500,000 2,914,859
Florida 0.6%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 1,011,201
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 5,600,000 4,550,000
5,561,201
Illinois 0.4%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
5,000,000 4,308,189
Kentucky 0.6%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 8,300,000 5,428,271
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 2,250,000 2,309,982
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 2,000,000 1,833,887
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 1,000,000 709,984
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,000,000 1,000,086
Revenue, 2022 A, 4%, 6/15/38 ........................................ 2,165,000 2,111,494
7,965,433
New York 0.5%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/47 ..........
5,500,000 4,752,284
Oregon 88.8%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 5%, 8/01/41 ...... 4,250,000 4,302,007
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 4%, 8/01/46 ...... 1,750,000 1,525,420
Benton & Polk School District No. 17J , GO , 2010 B , Zero Cpn., 6/15/31 ...........
1,000,000 730,078
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 2,980,960
City of Beaverton ,
Water, Revenue, 2020, 5%, 4/01/36 .................................... 1,760,000 1,966,691
Water, Revenue, 2020, 5%, 4/01/37 .................................... 1,850,000 2,053,940
Water, Revenue, 2020, 5%, 4/01/38 .................................... 1,940,000 2,140,161
Water, Revenue, 2020, 5%, 4/01/39 .................................... 2,040,000 2,240,613
Water, Revenue, 2020, 5%, 4/01/40 .................................... 2,140,000 2,340,366
City of Eugene , Electric Utility System , Revenue , 2017 , 5% , 8/01/47 .............
3,580,000 3,745,424
City of Forest Grove ,
Oak Tree Foundation, Inc., Revenue, 2017, Refunding, 4%, 3/01/37 ............ 3,500,000 3,271,270
Pacific University, Revenue, 2015 A, Refunding, 5%, 5/01/36 ................. 4,075,000 4,144,447
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/26 ................. 335,000 345,233
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/27 ................. 1,195,000 1,243,900
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/29 ................. 1,315,000 1,393,741
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/30 ................. 1,385,000 1,477,343
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/31 ................. 1,450,000 1,555,215
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/32 ................. 1,525,000 1,631,469
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/33 ................. 1,600,000 1,706,670
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/35 ................. 490,000 472,362
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/37 ................. 1,905,000 1,783,203
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/38 ................. 3,960,000 3,673,546

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
127
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Forest Grove, (continued)
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/39 ................. $ 1,750,000 $ 1,605,991
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
1,245,000 1,267,304
City of Portland , Water System , Revenue, Second Lien , 2019 A , 5% , 5/01/44 .......
5,500,000 5,915,001
City of Tigard , Water , Revenue , 2015 , 5% , 8/01/45 ..........................
23,545,000 24,120,557
Clackamas Community College District ,
GO, 2017 A, 5%, 6/15/38 ............................................ 760,000 806,764
GO, 2017 A, 5%, 6/15/39 ............................................ 1,000,000 1,059,076
GO, 2017 A, 5%, 6/15/40 ............................................ 1,250,000 1,320,277
Clackamas County School District No. 12 North Clackamas ,
GO, 2017 A, Zero Cpn., 6/15/40 ....................................... 10,000,000 4,567,229
GO, 2017 A, Zero Cpn., 6/15/41 ....................................... 17,030,000 7,377,805
GO, 2017 A, Zero Cpn., 6/15/42 ....................................... 16,625,000 6,852,236
GO, 2017 B, 5%, 6/15/34 ............................................ 8,000,000 8,568,026
GO, 2017 B, 5%, 6/15/37 ............................................ 10,000,000 10,582,599
GO, 2018, 5%, 6/15/42 ............................................. 1,750,000 1,853,149
Clackamas County School District No. 46 Oregon Trail ,
GO, Zero Cpn., 6/15/37 ............................................. 12,130,000 6,497,949
GO, Zero Cpn., 6/15/38 ............................................. 12,495,000 6,337,504
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,223,252
Clackamas River Water , Revenue , 2016 , 5% , 11/01/43 .......................
1,970,000 2,014,630
Coos County School District No. 9 Coos Bay , GO , 2018 , 5% , 6/15/43 ............
5,005,000 5,335,892
County of Yamhill ,
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/24 .............. 750,000 754,666
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/29 .............. 910,000 939,446
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/31 .............. 990,000 1,021,584
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/36 .............. 2,585,000 2,535,424
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/46 .............. 3,830,000 3,385,206
Linfield University, Revenue, 2020 A, Refunding, 5%, 10/01/40 ................ 7,010,000 7,144,626
Linfield University, Revenue, 2020 A, Refunding, 5%, 10/01/45 ................ 9,285,000 9,355,825
Deschutes County Hospital Facilities Authority , St. Charles Health System Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/48 ......................... 8,440,000 8,533,205
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 3,690,000 3,654,355
Jackson County School District No. 5 Ashland ,
GO, 2019, 5%, 6/15/42 ............................................. 5,970,000 6,401,790
GO, 2019, 5%, 6/15/43 ............................................. 6,495,000 6,955,438
GO, 2019, 5%, 6/15/44 ............................................. 6,000,000 6,412,521
Jackson County School District No. 6 Central Point ,
GO, 2019 B, Zero Cpn., 6/15/40 ....................................... 705,000 324,174
GO, 2019 B, Zero Cpn., 6/15/41 ....................................... 710,000 307,589
GO, 2019 B, Zero Cpn., 6/15/42 ....................................... 610,000 248,594
GO, 2019 B, Zero Cpn., 6/15/43 ....................................... 820,000 316,160
GO, 2019 B, Zero Cpn., 6/15/44 ....................................... 1,115,000 405,340
GO, 2019 B, Zero Cpn., 6/15/45 ....................................... 985,000 337,241
GO, 2019 B, Zero Cpn., 6/15/46 ....................................... 1,190,000 384,255
GO, 2019 B, Zero Cpn., 6/15/47 ....................................... 1,170,000 356,194
GO, 2019 B, Zero Cpn., 6/15/48 ....................................... 1,320,000 378,918
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 1,013,630
Lane & Douglas Counties School District No. 28J Fern Ridge ,
GO, 2014 A, 5%, 6/15/30 ............................................ 695,000 738,403
GO, 2014 A, Pre-Refunded, 5%, 6/15/30 ................................ 2,480,000 2,640,151
GO, 2014 A, Pre-Refunded, 5%, 6/15/33 ................................ 2,115,000 2,255,001
GO, 2014 A, Pre-Refunded, 5%, 6/15/36 ................................ 2,000,000 2,132,389

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
128
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Marion & Linn Counties School District No. 14J Jefferson , GO , 2017 B , 5% , 6/15/41 .
$ 1,360,000 $ 1,433,695
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, AGMC
Insured, 4%, 8/15/45 .............................................. 5,620,000 5,287,676
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/45 8,245,000 8,578,707
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/50 5,685,000 4,985,486
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/50 4,500,000 4,656,430
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/33 .............. 1,500,000 1,511,931
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/42 .............. 9,420,000 9,462,507
Metro ,
County of Multnomah, Revenue, 2017, 5%, 6/15/42 ........................ 7,500,000 7,885,108
County of Multnomah, Revenue, 2017, 5%, 6/15/47 ........................ 10,950,000 11,441,554
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow ,
GO, 2017 B, 5%, 6/15/37 ............................................ 7,885,000 8,386,344
GO, 2019 A, Zero Cpn., 6/15/39 ....................................... 9,500,000 4,555,750
Multnomah County School District No. 40 ,
GO, 2012 B, Zero Cpn., 6/15/24 ....................................... 1,640,000 1,562,839
GO, 2012 B, Zero Cpn., 6/15/25 ....................................... 1,325,000 1,218,027
GO, 2012 B, Zero Cpn., 6/15/26 ....................................... 2,585,000 2,296,850
GO, 2012 B, Zero Cpn., 6/15/27 ....................................... 2,655,000 2,280,200
GO, 2012 B, Zero Cpn., 6/15/28 ....................................... 2,495,000 2,071,791
GO, 2012 B, Zero Cpn., 6/15/29 ....................................... 2,595,000 2,080,703
GO, 2012 B, Zero Cpn., 6/15/30 ....................................... 1,885,000 1,455,379
GO, 2012 B, Zero Cpn., 6/15/31 ....................................... 2,030,000 1,506,367
GO, 2012 B, Zero Cpn., 6/15/32 ....................................... 2,000,000 1,422,799
Multnomah-Clackamas Counties Centennial School District No. 28JT , GO , 2020 ,
Refunding , 5% , 6/15/45 ............................................. 13,000,000 14,071,931
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
17,000,000 18,041,614
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2017 A , 5% , 7/01/42 .................................. 10,000,000 10,454,612
Oregon State Facilities Authority ,
b
CHNW Clifton House LLC, Revenue, 144A, A, 4%, 10/01/26 ................. 1,170,000 1,130,177
b
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/36 ................. 1,670,000 1,561,932
b
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/48 ................. 4,000,000 3,575,884
Legacy Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 6/01/46 ...... 31,395,000 31,887,016
Legacy Health Obligated Group, Revenue, 2022 A, 4.125%, 6/01/52 ........... 3,000,000 2,743,140
Providence St. Joseph Health Obligated Group, Revenue, 2015 C, 5%, 10/01/45 .. 4,000,000 4,010,598
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
10/01/41 ....................................................... 7,800,000 7,866,469
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, 5%, 10/01/46 . 3,280,000 3,297,595
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded,
5%, 10/01/46 ................................................... 220,000 234,517
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/40 ....................................................... 11,025,000 11,201,578
Willamette University, Revenue, 2016 B, Refunding, 5%, 10/01/40 ............. 1,950,000 1,979,563
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 47,505,000 39,932,404
Oregon State University , Revenue , 2015 A , 5% , 4/01/45 ......................
12,500,000 12,767,216
Port of Portland ,
Airport, Revenue, 25 B, 5%, 7/01/49 .................................... 6,300,000 6,439,563
Airport, Revenue, Twenty Eight, 4%, 7/01/47 ............................. 5,000,000 4,565,020
Airport, Revenue, Twenty Five A, 5%, 7/01/49 ............................ 7,825,000 8,177,518
Airport, Revenue, Twenty Five B, 5%, 7/01/44 ............................ 4,830,000 4,974,690
Airport, Revenue, Twenty Four A, 5%, 7/01/47 ............................ 4,700,000 4,848,717
Airport, Revenue, Twenty Four B, 5%, 7/01/42 ............................ 7,645,000 7,791,419
Airport, Revenue, Twenty Four B, 5%, 7/01/47 ............................ 1,750,000 1,774,377
Airport, Revenue, Twenty Seven A, 5%, 7/01/30 ........................... 1,585,000 1,729,820
Airport, Revenue, Twenty Seven A, 5%, 7/01/31 ........................... 3,880,000 4,233,913

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
129
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Port of Portland, (continued)
Airport, Revenue, Twenty Seven A, 5%, 7/01/32 ........................... $ 3,170,000 $ 3,455,375
Airport, Revenue, Twenty Seven A, 5%, 7/01/45 ........................... 15,670,000 16,165,747
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/33 ............. 545,000 539,385
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/38 ............. 500,000 485,961
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/43 ............. 2,250,000 2,134,650
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/48 ............. 2,700,000 2,502,993
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/53 ............. 1,000,000 914,336
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/23 .... 105,000 105,053
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/24 .... 110,000 110,144
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/25 .... 130,000 130,044
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/26 .... 135,000 134,674
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/27 .... 260,000 258,717
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/28 .... 310,000 307,459
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/29 .... 515,000 479,707
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/30 .... 385,000 353,594
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/31 .... 400,000 362,512
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/32 .... 370,000 330,808
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/40 .... 1,540,000 1,250,868
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/57 .... 2,750,000 1,930,300
Salem Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 5/15/46 ....... 17,105,000 17,415,663
Salem-Keizer School District No. 24J ,
GO, 2009 B, Zero Cpn., 6/15/30 ....................................... 8,500,000 6,647,857
GO, 2020 C, 4%, 6/15/38 ............................................ 6,000,000 6,079,067
Santiam Canyon School District 129J ,
GO, 2019, 5%, 6/15/39 ............................................. 1,000,000 1,090,192
GO, 2019, 5%, 6/15/44 ............................................. 2,330,000 2,522,735
Seaside School District No. 10 ,
GO, 2017 B, 5%, 6/15/35 ............................................ 2,000,000 2,137,871
GO, 2017 B, 5%, 6/15/36 ............................................ 2,500,000 2,657,929
State of Oregon ,
GO, 2007 A, 4.7%, 8/01/42 ........................................... 3,050,000 2,955,854
GO, 2017 A, 5%, 5/01/42 ............................................ 2,500,000 2,615,995
GO, 2017 H, 5%, 8/01/42 ............................................ 15,000,000 15,742,810
GO, 2019 A, 5%, 5/01/44 ............................................ 5,000,000 5,366,288
GO, 2019 G, 5%, 8/01/44 ............................................ 5,370,000 5,777,673
GO, L, Refunding, 5%, 8/01/42 ........................................ 3,270,000 3,431,933
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/37 12,500,000 13,741,779
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/39 23,175,000 25,272,727
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/42 6,825,000 7,376,986
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 20,000,000 19,954,778
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO, 2018 B, 5%, 6/15/36 ............................................ 2,850,000 3,118,118
GO, 2018 B, 5%, 6/15/37 ............................................ 2,520,000 2,735,381
Tri-County Metropolitan Transportation District of Oregon ,
Revenue, 2015 A, Pre-Refunded, 5%, 9/01/40 ............................ 6,000,000 6,290,434
Revenue, 2018 A, 5%, 10/01/31 ....................................... 5,025,000 5,463,479
Revenue, 2018 A, 5%, 10/01/32 ....................................... 1,865,000 2,026,183
Revenue, 2018 A, Pre-Refunded, 5%, 9/01/48 ............................ 18,505,000 20,211,527
Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%, 9/01/41 ................... 18,650,000 19,976,664
Union County Hospital Facility Authority ,
Grande Ronde Hospital, Inc. Obligated Group, Revenue, 2022, 5%, 7/01/47 ...... 2,250,000 2,256,936
Grande Ronde Hospital, Inc. Obligated Group, Revenue, 2022, 5%, 7/01/52 ...... 2,250,000 2,221,190

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
130
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
University of Oregon ,
Revenue, 2015 A, 5%, 4/01/45 ........................................ $ 20,000,000 $ 20,463,716
Revenue, 2016 A, 5%, 4/01/46 ........................................ 11,690,000 12,093,932
Revenue, 2020 A, 5%, 4/01/50 ........................................ 30,000,000 31,725,879
b
Warm Springs Reservation Confederated Tribe ,
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/33 ......................... 250,000 275,525
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/34 ......................... 300,000 329,612
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/39 ......................... 2,200,000 2,358,273
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO, 2017, 5%, 6/15/36 ............................................. 9,400,000 10,013,123
GO, 2017, 5%, 6/15/37 ............................................. 6,000,000 6,369,188
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, 2017 D, 5%, 6/15/35 ............................................ 10,000,000 10,639,927
GO, 2017 D, 5%, 6/15/36 ............................................ 10,000,000 10,578,518
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn., 6/15/38 ....................................... 2,350,000 1,195,497
GO, 2018 A, Zero Cpn., 6/15/39 ....................................... 3,275,000 1,570,535
Washington County School District No. 15 Forest Grove ,
GO, 2012 B, Zero Cpn., 6/15/29 ....................................... 2,545,000 2,067,267
GO, 2012 B, Zero Cpn., 6/15/30 ....................................... 2,490,000 1,951,621
GO, 2012 B, Zero Cpn., 6/15/31 ....................................... 3,140,000 2,370,231
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
1,600,000 1,670,852
861,046,923
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,500,000 2,001,523
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,500,000 1,995,389
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 7,650,000 5,015,110
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,000,000 2,291,696
11,303,718
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 3,300,000 2,447,739
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/30 250,000 260,293
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/31 250,000 261,316
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,200,000 3,072,705
6,042,053
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,500,000 2,001,610
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 2,400,000 1,901,650
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 6,300,000 6,300,000
8,201,650
U.S. Territories 3.7%
Puerto Rico 3.7%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
6,000,000 6,060,322
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 400,000 404,394
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 1,100,000 1,109,797

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
131
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... $ 1,300,000 $ 1,303,373
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,002,975
c
Revenue, WW, 5.25%, 7/01/33 ........................................ 7,040,000 4,945,600
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 94,046 87,228
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 61,117 38,198
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 104,547 58,041
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 19,745,000 18,319,411
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 3,000,000 2,726,107
36,055,446
Total U.S. Territories .................................................................... 36,055,446
Total Municipal Bonds (Cost $994,982,382) .....................................
955,581,637
Total Long Term Investments (Cost $997,482,382) ...............................
958,037,447
a
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
Oregon 0.2%
d
Oregon State Facilities Authority ,
PeaceHealth Obligated Group, Revenue, 2018 A, Refunding, LOC US Bank NA,
Daily VRDN and Put, 2.62%, 8/01/34 ................................. 800,000 800,000
PeaceHealth Obligated Group, Revenue, 2018 B, Refunding, LOC TD Bank NA,
Daily VRDN and Put, 2.5%, 8/01/34 .................................. 600,000 600,000
d
State of Oregon , GO , 2022 E , Daily VRDN and Put , 2.5% , 6/01/45 ..............
500,000 500,000
1,900,000
Total Municipal Bonds (Cost $1,900,000) .......................................
1,900,000
Total Short Term Investments (Cost $1,900,000 ) .................................
1,900,000
a
Total Investments (Cost $999,382,382) 99.0% ...................................
$959,937,447
Other Assets, less Liabilities 1.0% .............................................
9,737,404
Net Assets 100.0% ...........................................................
$969,674,851
See Abbreviations on page 171 .
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $65,207,686, representing 6.7% of net assets.
c
See Note 7 regarding defaulted securities.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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Annual Report The accompanying notes are an integral part of these financial statements.
132
a
Year Ended February 28, Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.64 $9.89 $10.11 $9.73 $9.74
Income from investment operations
c
:
Net investment income
d
......................... 0.22 0.20 0.26 0.29 0.16
Net realized and unrealized gains (losses) ........... (1.00) (0.25) (0.23) 0.39 (0.01)
Total from investment operations .................... (0.78) (0.05) 0.03 0.68 0.15
Less distributions from:
Net investment income .......................... (0.22) (0.20) (0.25) (0.30) (0.16)
Net asset value, end of year ....................... $8.64 $9.64 $9.89 $10.11 $9.73
Total return
e
................................... (8.13)% (0.56)% 0.32% 7.14% 1.59%
Ratios to average net assets
f
Expenses
g
.................................... 0.82% 0.81% 0.81% 0.82% 0.83%
Net investment income ........................... 2.48% 2.00% 2.59% 2.98% 3.40%
Supplemental data
Net assets, end of year (000’s) ..................... $150,381 $175,896 $146,124 $105,032 $52,673
Portfolio turnover rate ............................ 30.73% 36.04% 28.44% 13.61% 6.40%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report
133
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.64 $9.89 $10.11 $9.73 $9.78
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.22 0.27 0.31 0.34
Net realized and unrealized gains (losses) ........... (1.00) (0.25) (0.23) 0.39 (0.04)
Total from investment operations .................... (0.77) (0.03) 0.04 0.70 0.30
Less distributions from:
Net investment income .......................... (0.23) (0.22) (0.26) (0.32) (0.35)
Net asset value, end of year ....................... $8.64 $9.64 $9.89 $10.11 $9.73
Total return
d
................................... (7.99)% (0.41)% 0.47% 7.29% 3.17%
Ratios to average net assets
Expenses
e
.................................... 0.67% 0.66% 0.67% 0.67% 0.68%
Net investment income ........................... 2.63% 2.16% 2.77% 3.13% 3.55%
Supplemental data
Net assets, end of year (000’s) ..................... $494,179 $644,308 $709,450 $772,506 $784,367
Portfolio turnover rate ............................ 30.73% 36.04% 28.44% 13.61% 6.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.
134
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.77 $10.02 $10.24 $9.86 $9.91
Income from investment operations
b
:
Net investment income
c
......................... 0.18 0.16 0.22 0.26 0.30
Net realized and unrealized gains (losses) ........... (1.01) (0.25) (0.23) 0.39 (0.05)
Total from investment operations .................... (0.83) (0.09) (0.01) 0.65 0.25
Less distributions from:
Net investment income .......................... (0.18) (0.16) (0.21) (0.27) (0.30)
Net asset value, end of year ....................... $8.76 $9.77 $10.02 $10.24 $9.86
Total return
d
................................... (8.49)% (0.95)% (0.08)% 6.64% 2.56%
Ratios to average net assets
Expenses
e
.................................... 1.22% 1.21% 1.21% 1.22% 1.23%
Net investment income ........................... 2.03% 1.60% 2.21% 2.58% 3.00%
Supplemental data
Net assets, end of year (000’s) ..................... $41,736 $63,426 $104,823 $146,042 $173,240
Portfolio turnover rate ............................ 30.73% 36.04% 28.44% 13.61% 6.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report
135
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.66 $9.90 $10.12 $9.75 $9.80
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.23 0.28 0.32 0.36
Net realized and unrealized gains (losses) ........... (1.02) (0.24) (0.22) 0.38 (0.04)
Total from investment operations .................... (0.77) (0.01) 0.06 0.70 0.32
Less distributions from:
Net investment income .......................... (0.24) (0.23) (0.28) (0.33) (0.37)
Net asset value, end of year ....................... $8.65 $9.66 $9.90 $10.12 $9.75
Total return .................................... (7.95)% (0.17)% 0.61% 7.32% 3.30%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.56% 0.55% 0.55% 0.57%
Expenses net of waiver and payments by affiliates
d
...... 0.54% 0.52% 0.53% 0.53% 0.54%
Net investment income ........................... 2.84% 2.29% 2.86% 3.27% 3.69%
Supplemental data
Net assets, end of year (000’s) ..................... $8,556 $5,802 $4,300 $2,905 $2,282
Portfolio turnover rate ............................ 30.73% 36.04% 28.44% 13.61% 6.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
136
a
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.66 $9.90 $10.12 $9.75 $9.80
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.23 0.28 0.32 0.36
Net realized and unrealized gains (losses) ........... (1.01) (0.24) (0.23) 0.38 (0.05)
Total from investment operations .................... (0.77) (0.01) 0.05 0.70 0.31
Less distributions from:
Net investment income .......................... (0.24) (0.23) (0.27) (0.33) (0.36)
Net asset value, end of year ....................... $8.65 $9.66 $9.90 $10.12 $9.75
Total return .................................... (7.99)% (0.21)% 0.57% 7.28% 3.27%
Ratios to average net assets
Expenses
d
.................................... 0.57% 0.56% 0.56% 0.57% 0.58%
Net investment income ........................... 2.71% 2.26% 2.85% 3.23% 3.65%
Supplemental data
Net assets, end of year (000’s) ..................... $71,451 $106,979 $105,603 $98,190 $81,595
Portfolio turnover rate ............................ 30.73% 36.04% 28.44% 13.61% 6.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2023
Franklin Pennsylvania Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
137
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,000,000 $ 1,964,649
Total Corporate Bonds (Cost $2,000,000) .......................................
1,964,649
Municipal Bonds 97.6%
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 5,688,000 4,736,241
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,000,000 674,134
5,410,375
Illinois 0.7%
Metropolitan Pier & Exposition Authority ,
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 2,750,000 2,369,504
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 2,000,000 1,604,227
State of Illinois , GO , 2017 C , 5% , 11/01/29 ................................
1,500,000 1,568,742
5,542,473
New Jersey 0.2%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/46 ...
1,000,000 911,414
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 4% , 6/15/37 ...
1,000,000 983,130
1,894,544
New York 1.5%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/44 ..................................... 6,700,000 5,905,631
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 6,050,000 5,259,523
11,165,154
Pennsylvania 90.3%
Allegheny County Airport Authority ,
Revenue, 2021 A, 5%, 1/01/32 ........................................ 4,345,000 4,715,569
Revenue, 2021 A, 5%, 1/01/35 ........................................ 5,755,000 6,174,319
Revenue, 2021 A, 5%, 1/01/51 ........................................ 8,500,000 8,658,865
Revenue, 2021 B, 5%, 1/01/36 ........................................ 2,735,000 3,012,928
Allegheny County Higher Education Building Authority ,
Chatham University, Revenue, 2022, Refunding, 5.25%, 9/01/33 .............. 700,000 719,657
Chatham University, Revenue, 2022, Refunding, 5.25%, 9/01/34 .............. 1,090,000 1,110,827
Duquesne University of the Holy Spirit, Revenue, 2021 A, Refunding, 4%, 3/01/40 . 2,115,000 1,981,284
Duquesne University of the Holy Spirit, Revenue, 2021 A, Refunding, 4%, 3/01/41 . 3,000,000 2,799,751
Robert Morris University, Revenue, 2017, 5%, 10/15/37 ..................... 1,000,000 996,061
Robert Morris University, Revenue, 2017, 5%, 10/15/47 ..................... 1,300,000 1,219,906
Allegheny County Sanitary Authority , Revenue , 2018 , 5% , 6/01/43 ...............
7,000,000 7,323,328
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/32 ................................. 1,560,000 1,642,041
Revenue, 2022, Refunding, 5%, 5/01/33 ................................. 1,800,000 1,891,345
Revenue, 2022, Refunding, 5%, 5/01/34 ................................. 1,550,000 1,619,063
Revenue, 2022, Refunding, 5%, 5/01/35 ................................. 1,400,000 1,446,222
Revenue, 2022, Refunding, 5%, 5/01/42 ................................. 8,875,000 8,746,477
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/42 ........................................................ 1,000,000 925,440
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/47 ........................................................ 600,000 542,985
Highlands at Wyomissing Obligated Group, Revenue, 2017 C, 5%, 5/15/37 ...... 1,245,000 1,209,164
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/38 1,030,000 990,659

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
138
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Berks County Industrial Development Authority, (continued)
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/48 $ 1,000,000 $ 914,374
Blue Mountain School District ,
GO, 2021 B, AGMC Insured, 4%, 8/01/32 ................................ 1,000,000 1,054,010
GO, 2021 B, AGMC Insured, 4%, 8/01/35 ................................ 1,000,000 1,034,893
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 ..........
1,250,000 1,103,950
Bucks County Industrial Development Authority ,
Delaware Valley University, Revenue, 2022 B, Refunding, 5%, 11/01/37 ......... 1,000,000 993,721
Delaware Valley University, Revenue, 2022 B, Refunding, 5%, 11/01/42 ......... 1,080,000 1,049,777
Delaware Valley University, Revenue, 2022 B, Refunding, 5%, 11/01/52 ......... 2,500,000 2,344,337
St. Luke's Hospital Obligated Group, Revenue, 2019, 4%, 8/15/44 ............. 1,500,000 1,353,262
St. Luke's Hospital Obligated Group, Revenue, 2021, 3%, 8/15/53 ............. 12,000,000 8,102,485
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/35 ....................................... 1,885,000 1,903,465
Canon Mcmillan School District ,
GO, 2019, Refunding, BAM Insured, 4%, 6/01/44 .......................... 6,075,000 5,676,406
GO, 2019, Refunding, BAM Insured, 4%, 6/01/50 .......................... 3,000,000 2,740,061
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 4,457,538
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/42 ....................................................... 1,215,000 1,236,344
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 4%,
11/15/47 ....................................................... 1,840,000 1,683,678
Chester County Industrial Development Authority ,
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/35 ............... 500,000 492,261
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/45 ............... 1,500,000 1,405,771
City of Erie Higher Education Building Authority ,
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/36 ...................... 400,000 361,901
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/41 ...................... 1,000,000 838,434
Gannon University, Revenue, 2021 TT-1, 5%, 5/01/47 ...................... 2,430,000 2,294,045
City of Philadelphia ,
GO, 2019 B, 5%, 2/01/36 ............................................ 3,300,000 3,543,518
GO, 2019 B, 5%, 2/01/38 ............................................ 4,055,000 4,298,606
GO, 2019 B, 5%, 2/01/39 ............................................ 6,050,000 6,398,292
GO, 2021 A, 4%, 5/01/37 ............................................ 5,000,000 5,018,558
GO, 2021 A, 4%, 5/01/38 ............................................ 5,000,000 4,983,337
Airport, Revenue, 2017 B, Refunding, 5%, 7/01/47 ......................... 10,000,000 10,116,683
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/45 ......................... 5,225,000 4,723,808
Airport, Revenue, 2021, Refunding, 5%, 7/01/51 ........................... 3,100,000 3,160,980
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............ 5,000,000 5,124,777
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............ 5,000,000 5,124,777
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/47 ...................... 5,000,000 5,176,013
Water & Wastewater, Revenue, 2019 B, 5%, 11/01/49 ...................... 5,000,000 5,220,788
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/45 .............. 6,300,000 6,661,782
Water & Wastewater, Revenue, 2022 C, 5.5%, 6/01/47 ...................... 5,000,000 5,506,635
Colonial School District , GO , 2021 A , 3% , 2/15/40 ...........................
1,650,000 1,414,112
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/34 .......... 10,000,000 10,281,046
Commonwealth of Pennsylvania ,
GO, 2022, 5%, 10/01/40 ............................................. 5,000,000 5,534,910
GO, First Series, 2018, 5%, 3/01/28 .................................... 5,000,000 5,512,769
Conestoga Valley School District ,
GO, 2021 A, 4%, 2/01/36 ............................................ 1,100,000 1,130,976
Revenue, 2021 B, 4%, 2/01/36 ........................................ 1,020,000 1,036,983

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
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Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
County of Beaver , GO , 2017 , BAM Insured , 4% , 4/15/29 ......................
$ 1,660,000 $ 1,721,292
County of Jefferson ,
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/35 ........................ 650,000 593,550
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/37 ........................ 770,000 675,433
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/39 ........................ 520,000 435,646
County of York , GO , 2020 B , 4% , 6/01/38 .................................
860,000 862,204
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,442,895
Delaware County Authority ,
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/27 .............. 2,475,000 2,438,584
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/32 .............. 1,620,000 1,525,887
Villanova University, Revenue, 2015, 4%, 8/01/45 .......................... 2,120,000 2,007,251
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,019,140
Delaware County Vocational & Technical School Authority , Delaware County
Intermediate Unit , Revenue , 2013 , Pre-Refunded , BAM Insured , 5% , 11/01/38 .... 1,250,000 1,265,057
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group, Revenue, 2018, Refunding, 5%,
7/15/43 ........................................................ 3,410,000 3,471,145
Penn Highlands Healthcare Obligated Group, Revenue, 2020, 4%, 7/15/50 ...... 3,500,000 2,991,384
Penn Highlands Healthcare Obligated Group, Revenue, 2021, Refunding, 4%,
7/15/41 ........................................................ 1,000,000 907,844
Penn Highlands Healthcare Obligated Group, Revenue, 2021, Refunding, 4%,
7/15/51 ........................................................ 4,000,000 3,397,306
East Hempfield Township Industrial Development Authority ,
Student Services, Inc., Revenue, 2013, Pre-Refunded, 5%, 7/01/45 ............ 3,250,000 3,265,164
Student Services, Inc., Revenue, 2015, Pre-Refunded, 5%, 7/01/47 ............ 3,750,000 3,904,559
Easton Area School District , GO , 2021 , 4% , 4/01/32 .........................
1,450,000 1,534,786
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ...........
6,000,000 6,460,948
Fairview School District ,
GO, 2021, BAM Insured, 3%, 9/15/37 ................................... 1,195,000 1,046,966
GO, 2021, BAM Insured, 3%, 9/15/38 ................................... 1,000,000 856,240
GO, 2021, BAM Insured, 3%, 9/15/39 ................................... 1,000,000 840,765
Geisinger Authority ,
Geisinger Health System Obligated Group, Revenue, 2017 A-1, Refunding, 5%,
2/15/45 ........................................................ 5,555,000 5,654,876
Geisinger Health System Obligated Group, Revenue, 2017 A-2, Refunding, 5%,
2/15/39 ........................................................ 13,155,000 13,556,705
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2014 A , Pre-Refunded , 5% , 6/01/44 ............................ 11,955,000 12,211,552
Governor Mifflin School District ,
GO, 2021, 3%, 4/01/35 ............................................. 810,000 755,873
GO, 2021, 3%, 4/01/36 ............................................. 625,000 567,956
GO, 2021, 3%, 4/01/37 ............................................. 1,000,000 885,786
GO, 2021, 3%, 4/01/38 ............................................. 1,000,000 876,151
GO, 2021, 3%, 4/01/39 ............................................. 1,015,000 871,456
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 2,520,000 2,524,981
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016 B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,251,667
Lancaster Higher Education Authority ,
Elizabethtown College, Revenue, 2022 A, Refunding, 5%, 10/01/46 ............ 5,000,000 4,888,850
Elizabethtown College, Revenue, 2022 A, Refunding, 5%, 10/01/51 ............ 5,000,000 4,822,400
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/51 ........ 2,780,000 2,078,502
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/56 ........ 520,000 377,802
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/44 ...... 1,850,000 1,906,588

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
140
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lancaster Industrial Development Authority, (continued)
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/49 ...... $ 2,300,000 $ 2,354,984
Lancaster School District ,
GO, 2020, AGMC Insured, 4%, 6/01/34 ................................. 1,000,000 1,038,705
GO, 2020, AGMC Insured, 4%, 6/01/35 ................................. 1,850,000 1,911,230
Latrobe Industrial Development Authority ,
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/46 ................ 750,000 598,044
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/51 ................ 800,000 614,468
St. Vincent College Corp., Revenue, 2013, Pre-Refunded, 5%, 5/01/43 ......... 4,120,000 4,130,763
Lehigh County Authority ,
Revenue, 2013 A, 5%, 12/01/43 ....................................... 2,435,000 2,351,349
Revenue, 2013 A, Pre-Refunded, 5%, 12/01/43 ........................... 2,805,000 2,844,004
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 11/01/41 4,345,000 3,918,057
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/42 .... 14,390,000 12,674,106
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/57 .... 5,000,000 3,998,435
Lycoming County Authority ,
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/38 ................... 1,400,000 1,418,588
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/43 ................... 1,495,000 1,515,343
Montgomery County Higher Education and Health Authority ,
Gwynedd Mercy University, Revenue, 2022, Refunding, 5.25%, 5/01/37 ......... 2,665,000 2,703,605
Gwynedd Mercy University, Revenue, 2022, Refunding, 5%, 5/01/42 ........... 3,700,000 3,529,083
Thomas Jefferson University Obligated Group, Revenue, 2018, Refunding, 5%,
9/01/48 ........................................................ 8,250,000 8,361,817
Thomas Jefferson University Obligated Group, Revenue, 2019, Refunding, 4%,
9/01/44 ........................................................ 10,000,000 9,185,464
Thomas Jefferson University Obligated Group, Revenue, 2022 B, Refunding, 4%,
5/01/52 ........................................................ 4,000,000 3,549,617
Thomas Jefferson University Obligated Group, Revenue, 2022 B, Refunding, 5%,
5/01/52 ........................................................ 5,000,000 5,045,784
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 494,718
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,985,000 1,889,141
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/38 ....................................................... 2,500,000 2,483,656
Public School of Germantown (The), Revenue, 2021 A, Refunding, 4%, 10/01/51 .. 2,450,000 1,929,112
Waverly Heights Ltd. Obligated Group, Revenue, 2019, Refunding, 5%, 12/01/49 .. 2,000,000 2,025,587
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AGMC Insured , 3% ,
12/01/38 ........................................................ 500,000 432,539
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group, Revenue, 2016 A, Refunding, 5%, 8/15/46 ... 7,500,000 7,531,920
St. Luke's Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ... 2,500,000 2,548,025
Northeastern Pennsylvania Hospital and Education Authority , King's College , Revenue ,
2019 , 5% , 5/01/44 ................................................. 1,000,000 984,448
Northeastern School District ,
GO, 2021 A, BAM Insured, 3%, 3/01/38 ................................. 850,000 735,298
GO, 2021 A, BAM Insured, 3%, 3/01/41 ................................. 775,000 632,512
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 ..........
1,895,000 1,704,412
Pennsylvania Economic Development Financing Authority ,
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/29 . 500,000 500,482
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/32 . 1,300,000 1,292,001
Commonwealth of Pennsylvania Department of Transportation, Revenue, 2022,
5.25%, 6/30/53 .................................................. 8,500,000 8,663,625
UPMC Obligated Group, Revenue, 2014 A, 5%, 2/01/45 ..................... 5,000,000 5,044,064
UPMC Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/42 ........... 5,000,000 4,732,387

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
141
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, (continued)
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/45 ..................... $ 8,835,000 $ 8,175,684
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/39 ........... 1,325,000 1,272,950
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/40 ........... 1,200,000 1,146,449
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/41 ........... 1,300,000 1,236,350
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College, Revenue, 2014, Refunding, 5%, 12/01/44 ................ 6,365,000 6,455,238
St. Joseph's University, Revenue, 2012, 5%, 11/01/42 ...................... 5,000,000 5,000,854
Thomas Jefferson University Obligated Group, Revenue, 2015 A, Refunding, 5.25%,
9/01/50 ........................................................ 7,465,000 7,545,720
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/36 .. 2,750,000 2,941,370
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/46 .. 14,000,000 14,708,632
Trustees of the University of Pennsylvania (The), Revenue, 2018 A, 5%, 2/15/48 .. 5,000,000 5,259,890
University of Pennsylvania Health System Obligated Group (The), Revenue, 2015,
Refunding, 5%, 8/15/40 ............................................ 6,475,000 6,628,466
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
5%, 8/15/42 .................................................... 9,000,000 9,308,322
Widener University, Revenue, 2021 A, Refunding, 4%, 7/15/51 ................ 11,030,000 9,090,360
Pennsylvania Housing Finance Agency ,
Revenue, 2019-129, 3.4%, 10/01/49 ................................... 6,000,000 4,654,251
Revenue, 2020-132 A, 2.55%, 10/01/41 ................................. 11,280,000 8,345,633
Pennsylvania State University (The) ,
Revenue, 2015 A, Refunding, 5%, 9/01/40 ............................... 10,490,000 10,808,814
Revenue, 2016 A, Refunding, 5%, 9/01/41 ............................... 10,000,000 10,380,055
Revenue, 2018, 5%, 9/01/48 ......................................... 5,955,000 6,292,238
Pennsylvania Turnpike Commission ,
Revenue, 2013 C, 5%, 12/01/43 ....................................... 2,405,000 2,423,557
Revenue, 2013 C, Pre-Refunded, 5%, 12/01/43 ........................... 7,595,000 7,689,336
Revenue, 2021 A, Refunding, 4%, 12/01/39 .............................. 2,655,000 2,644,039
Revenue, 2021 B, 4%, 12/01/37 ....................................... 1,500,000 1,490,727
Revenue, 2021 B, 4%, 12/01/46 ....................................... 10,950,000 10,124,126
Philadelphia Authority for Industrial Development ,
Beech International LLC, Revenue, 2010 A, 5.625%, 6/15/42 ................. 4,000,000 3,772,898
Children's Hospital of Philadelphia Obligated Group, Revenue, 2014 A, Pre-
Refunded, 5%, 7/01/42 ............................................ 5,000,000 5,114,906
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 206,595
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 301,179
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/50 ............ 2,515,000 2,482,901
St. Joseph's University, Revenue, 2022, 5.5%, 11/01/60 ..................... 8,410,000 9,002,191
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2015, Refunding, 5%, 4/01/40 ............................. 5,000,000 5,057,021
Thomas Jefferson University Obligated Group, Revenue, 2017, Refunding, 5%,
9/01/42 ........................................................ 3,500,000 3,559,666
Thomas Jefferson University Obligated Group, Revenue, 2017 A, Refunding, 5%,
9/01/47 ........................................................ 2,400,000 2,427,927
Philadelphia Gas Works Co. ,
Revenue, 14th, Refunding, 5%, 10/01/32 ................................ 1,000,000 1,044,890
Revenue, 15th, Refunding, 5%, 8/01/42 ................................. 5,000,000 5,115,167
Revenue, 15th, Refunding, 5%, 8/01/47 ................................. 6,000,000 6,145,814
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien, 2022 A, 5.25%, 9/01/39 ............................. 1,490,000 1,624,440
Revenue, First Lien, 2022 A, 5.25%, 9/01/40 ............................. 1,365,000 1,471,270
Revenue, First Lien, 2022 A, 5.25%, 9/01/41 ............................. 1,650,000 1,767,546
Revenue, First Lien, 2022 A, 5.25%, 9/01/42 ............................. 1,685,000 1,799,398
Revenue, First Lien, 2022 A, 5%, 9/01/52 ................................ 2,640,000 2,758,959

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
142
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015 A , 5% , 8/15/40 ........................................ $ 5,000,000 $ 5,047,486
Radnor Township School District ,
GO, 2021, 3%, 8/15/35 ............................................. 1,400,000 1,300,940
GO, 2021, 4%, 8/15/36 ............................................. 1,600,000 1,646,315
GO, 2021, 4%, 8/15/37 ............................................. 3,445,000 3,530,146
GO, 2021, 4%, 8/15/38 ............................................. 1,430,000 1,457,649
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/37 .................
4,000,000 3,981,461
Scranton School District ,
GO, 2020, 4%, 12/01/40 ............................................. 1,535,000 1,430,540
GO, 2020, 4%, 12/01/42 ............................................. 2,835,000 2,591,755
GO, 2020, 4%, 12/01/45 ............................................. 3,670,000 3,246,139
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,115,098
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/52
5,000,000 5,513,795
State College Area School District ,
GO, 2015, 5%, 3/15/40 ............................................. 16,400,000 16,757,641
GO, 2018, 5%, 5/15/37 ............................................. 1,075,000 1,173,904
GO, 2018, 5%, 5/15/44 ............................................. 3,500,000 3,756,061
State Public School Building Authority ,
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/32 .................................................... 7,095,000 7,418,679
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/33 .................................................... 3,000,000 3,130,452
Swarthmore Borough Authority , Swarthmore College , Revenue , 2013 , 5% , 9/15/43 ..
1,000,000 1,005,795
Township of Northampton , GO , 2021 , 4% , 5/15/39 ...........................
1,495,000 1,481,856
Township of Upper St. Clair ,
GO, 2021, 4%, 5/15/37 ............................................. 535,000 538,717
GO, 2021, 4%, 5/15/39 ............................................. 1,000,000 991,268
Upper Merion Area School District ,
GO, 2021 A, 3%, 1/15/39 ............................................ 1,000,000 875,560
GO, 2021 A, 3%, 1/15/40 ............................................ 1,500,000 1,290,122
GO, 2021 A, 3%, 1/15/41 ............................................ 1,275,000 1,080,060
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/29 ...... 725,000 758,377
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/30 ...... 1,270,000 1,337,435
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/37 ...... 2,400,000 2,190,938
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 2,077,229
691,999,765
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,000,000 1,601,219
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,000,000 1,596,311
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 763,899
3,961,429
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,600,000 1,928,522
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,414,268
4,342,790

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
143
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 2,000,000 $ 1,601,288
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,900,000 1,505,473
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 5,100,000 5,100,000
6,605,473
U.S. Territories 2.0%
Puerto Rico 2.0%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.5% , 7/01/28 .................
755,000 779,516
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 1,290,000 1,304,172
Revenue, 2007 N, 5.5%, 7/01/29 ...................................... 2,500,000 2,585,916
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 950,000 958,461
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,100,000 1,102,854
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,002,975
c
Revenue, XX, 5.25%, 7/01/40 ........................................ 5,175,000 3,635,438
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
4,000,000 3,711,200
15,080,532
Total U.S. Territories .................................................................... 15,080,532
Total Municipal Bonds (Cost $811,287,997) .....................................
747,603,823
Total Long Term Investments (Cost $813,287,997) ...............................
749,568,472
a
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
Pennsylvania 0.7%
d
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 2.65% , 12/01/37 ............................................... 5,100,000 5,100,000
Total Municipal Bonds (Cost $5,100,000) .......................................
5,100,000
Total Short Term Investments (Cost $5,100,000 ) .................................
5,100,000
a
Total Investments (Cost $818,387,997) 98.5% ...................................
$754,668,472
Other Assets, less Liabilities 1.5% .............................................
11,635,108
Net Assets 100.0% ...........................................................
$766,303,580
See Abbreviations on page 171 .
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $15,588,803, representing 2.0% of net assets.
c
See Note 7 regarding defaulted securities.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
February 28, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
144
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $811,338,293 $571,417,946 $156,012,458 $778,099,601
Value - Unaffiliated issuers ............... $769,184,670 $535,294,335 $142,506,389 $729,844,714
Cash ................................. 1,942,631 88,738 28,930 52,190
Receivables:
Capital shares sold ..................... 146,630 206,475 21,500 28,778
Interest .............................. 6,981,275 7,014,887 1,352,797 10,152,042
Total assets ....................... 778,255,206 542,604,435 143,909,616 740,077,724
Liabilities:
Payables:
Capital shares redeemed ................ 1,108,398 1,342,353 128,969 801,542
Management fees ...................... 316,261 227,981 17,765 303,313
Distribution fees ....................... 88,751 57,375 15,168 78,034
Transfer agent fees ..................... 134,493 107,872 31,870 122,532
Professional fees ...................... 38,284 37,355 35,363 38,160
Trustees' fees and expenses .............. 2,453 2,652 2,356 2,709
Distributions to shareholders .............. 201,559 61,521 52,709 177,245
Accrued expenses and other liabilities ........ 38,444 27,168 17,318 38,072
Total liabilities ...................... 1,928,643 1,864,277 301,518 1,561,607
Net assets, at value .............. $776,326,563 $540,740,158 $143,608,098 $738,516,117
Net assets consist of:
Paid-in capital .......................... $896,676,900 $633,127,154 $193,461,195 $861,291,111
Total distributable earnings (losses) .......... (120,350,337) (92,386,996) (49,853,097) (122,774,994)
Net assets, at value .............. $776,326,563 $540,740,158 $143,608,098 $738,516,117

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
145
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $212,661,704 $117,510,793 $27,697,796 $120,384,246
Shares outstanding ..................... 22,141,838 11,450,016 3,126,393 11,685,938
Net asset value per share
a
............... $9.60 $10.26 $8.86 $10.30
Maximum offering price per share (net asset
value per share ÷ 96.25%, 96.25%, 96.25% and
96.25%, respectively) ................... $9.97 $10.66 $9.21 $10.70
Class A1:
Net assets, at value .................... $396,929,471 $287,012,999 $93,653,281 $497,643,495
Shares outstanding ..................... 41,400,459 27,980,200 10,583,095 48,369,179
Net asset value per share
a
............... $9.59 $10.26 $8.85 $10.29
Maximum offering price per share (net asset
value per share ÷ 96.25%, 96.25%, 96.25% and
96.25%, respectively) ................... $9.96 $10.66 $9.19 $10.69
Class C:
Net assets, at value .................... $32,465,847 $23,345,988 $4,828,121 $30,730,116
Shares outstanding ..................... 3,328,141 2,247,848 541,158 2,938,345
Net asset value and maximum offering price per
share
a
............................... $9.75 $10.39 $8.92 $10.46
Class R6:
Net assets, at value .................... $19,946,049 $15,147,051 $2,951,556 $9,690,323
Shares outstanding ..................... 2,073,751 1,475,514 333,467 938,044
Net asset value and maximum offering price per
share ............................... $9.62 $10.27 $8.85 $10.33
Advisor Class:
Net assets, at value .................... $114,323,492 $97,723,327 $14,477,344 $80,067,937
Shares outstanding ..................... 11,888,422 9,526,472 1,636,969 7,756,749
Net asset value and maximum offering price per
share ............................... $9.62 $10.26 $8.84 $10.32
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
146
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $857,908,260 $1,244,220,769 $999,382,382 $818,387,997
Value - Unaffiliated issuers ............... $806,837,346 $1,185,295,139 $959,937,447 $754,668,472
Cash ................................. 73,446 6,416,218 276,281 3,250,590
Receivables:
Investment securities sold ................ — 3,049,770 — 657,070
Capital shares sold ..................... 94,482 354,249 616,748 118,133
Interest .............................. 6,326,139 12,243,970 11,198,182 9,020,493
Total assets ....................... 813,331,413 1,207,359,346 972,028,658 767,714,758
Liabilities:
Payables:
Investment securities purchased ........... — 2,678,353 — —
Capital shares redeemed ................ 1,263,160 2,660,603 1,473,593 580,183
Management fees ...................... 330,762 479,623 391,410 314,054
Distribution fees ....................... 90,009 141,630 106,666 89,280
Transfer agent fees ..................... 202,192 229,709 157,686 135,216
Trustees' fees and expenses .............. 2,796 3,053 3,019 2,878
Distributions to shareholders .............. 79,339 183,639 130,609 185,053
Accrued expenses and other liabilities ........ 82,084 164,069 90,824 104,514
Total liabilities ...................... 2,050,342 6,540,679 2,353,807 1,411,178
Net assets, at value .............. $811,281,071 $1,200,818,667 $969,674,851 $766,303,580
Net assets consist of:
Paid-in capital .......................... $897,489,285 $1,343,588,134 $1,120,889,870 $938,982,313
Total distributable earnings (losses) .......... (86,208,214) (142,769,467) (151,215,019) (172,678,733)
Net assets, at value .............. $811,281,071 $1,200,818,667 $969,674,851 $766,303,580

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
147
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Class A:
Net assets, at value .................... $173,007,701 $269,363,913 $208,460,170 $150,381,365
Shares outstanding ..................... 15,692,276 23,857,009 20,148,210 17,395,354
Net asset value per share
a
............... $11.03 $11.29 $10.35 $8.64
Maximum offering price per share (net asset
value per share ÷ 96.25%, 96.25%, 96.25% and
96.25%, respectively) ................... $11.46 $11.73 $10.75 $8.98
Class A1:
Net assets, at value .................... $376,658,793 $628,747,291 $562,619,564 $494,179,200
Shares outstanding ..................... 34,169,470 55,722,276 54,426,956 57,182,956
Net asset value per share
a
............... $11.02 $11.28 $10.34 $8.64
Maximum offering price per share (net asset
value per share ÷ 96.25%, 96.25%, 96.25% and
96.25%, respectively) ................... $11.45 $11.72 $10.74 $8.98
Class C:
Net assets, at value .................... $52,612,519 $78,485,946 $43,030,103 $41,736,364
Shares outstanding ..................... 4,718,439 6,859,838 4,096,671 4,765,945
Net asset value and maximum offering price per
share
a
............................... $11.15 $11.44 $10.50 $8.76
Class R6:
Net assets, at value .................... $11,973,148 $14,734,055 $21,343,501 $8,555,981
Shares outstanding ..................... 1,084,330 1,304,033 2,063,127 988,750
Net asset value and maximum offering price per
share ............................... $11.04 $11.30 $10.35 $8.65
Advisor Class:
Net assets, at value .................... $197,028,910 $209,487,462 $134,221,513 $71,450,670
Shares outstanding ..................... 17,852,861 18,544,366 12,965,686 8,255,967
Net asset value and maximum offering price per
share ............................... $11.04 $11.30 $10.35 $8.65
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the year ended February 28, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
148
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $30,091,413 $20,737,739 $5,239,695 $28,084,670
Expenses:
Management fees (Note 3 a ) ................ 3,959,003 2,905,717 898,487 3,792,491
Distribution fees: (Note 3c )
    Class A ............................. 496,517 305,726 75,330 302,660
    Class A1 ............................ 441,005 322,269 102,741 542,072
    Class C ............................. 252,482 182,530 37,771 231,982
Transfer agent fees: (Note 3e )
    Class A ............................. 127,808 89,169 23,608 85,451
    Class A1 ............................ 286,751 236,018 80,765 383,939
    Class C ............................. 25,336 20,632 4,616 25,340
    Class R6 ............................ 8,367 6,787 817 3,742
    Advisor Class ......................... 87,619 78,551 12,452 60,903
Custodian fees (Note 4 ) ................... 4,407 3,098 781 4,015
Registration and filing fees ................. 43,915 26,671 19,610 51,757
Professional fees ........................ 78,908 57,403 48,036 88,521
Trustees' fees and expenses ............... 11,305 9,537 2,997 11,787
Other ................................. 155,305 133,654 41,476 115,249
Total expenses ...................... 5,978,728 4,377,762 1,349,487 5,699,909
Expense reductions (Note 4 ) ............ (3,409) (1,432) (589) (4,878)
Expenses waived/paid by affiliates (Not e 3e
and 3f) ........................... (1,950) (839) (98,800) (301)
Net expenses ...................... 5,973,369 4,375,491 1,250,098 5,694,730
Net investment income ............. 24,118,044 16,362,248 3,989,597 22,389,940
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (14,773,739) (6,656,220) (1,876,056) (13,370,909)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (78,645,105) (63,477,659) (16,224,151) (76,114,659)
Net realized and unrealized gain (loss) ......... (93,418,844) (70,133,879) (18,100,207) (89,485,568)
Net increase (decrease) in net assets resulting from
operations ............................... $(69,300,800) $(53,771,631) $(14,110,610) $(67,095,628)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
149
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $29,319,939 $46,245,483 $35,773,154 $27,870,790
Expenses:
Management fees (Note 3 a ) ................ 4,198,792 6,184,062 4,979,293 4,008,840
Distribution fees: (Note 3c )
    Class A ............................. 430,875 680,773 534,428 395,834
    Class A1 ............................ 425,044 710,494 626,611 545,471
    Class C ............................. 414,475 629,692 351,115 326,569
Transfer agent fees: (Note 3e )
    Class A ............................. 149,097 198,576 134,408 111,451
    Class A1 ............................ 369,633 519,629 394,922 383,965
    Class C ............................. 55,597 70,955 34,090 35,392
    Class R6 ............................ 5,624 8,342 8,212 2,295
    Advisor Class ......................... 184,199 176,503 92,958 60,078
Custodian fees (Note 4 ) ................... 4,780 6,782 5,394 4,113
Registration and filing fees ................. 46,199 50,789 21,575 28,430
Professional fees ........................ 72,146 64,681 71,483 77,832
Trustees' fees and expenses ............... 13,008 18,424 14,355 11,598
Other ................................. 122,797 207,920 158,534 119,588
Total expenses ...................... 6,492,266 9,527,622 7,427,378 6,111,456
Expense reductions (Note 4 ) ............ (5,177) (5,038) (3,457) (5,765)
Expenses waived/paid by affiliates (Not e 3e
and 3f) ........................... (1,590) (2,703) (1,078) (8)
Net expenses ...................... 6,485,499 9,519,881 7,422,843 6,105,683
Net investment income ............. 22,834,440 36,725,602 28,350,311 21,765,107
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (23,294,235) (47,400,274) (32,286,476) (24,814,596)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (77,108,577) (109,653,839) (86,888,363) (76,057,153)
Net realized and unrealized gain (loss) ......... (100,402,812) (157,054,113) (119,174,839) (100,871,749)
Net increase (decrease) in net assets resulting from
operations ............................... $(77,568,372) $(120,328,511) $(90,824,528) $(79,106,642)

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
150
Franklin Arizona Tax-Free Income Fund Franklin Colorado Tax-Free Income Fund
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $24,118,044 $24,415,247 $16,362,248 $16,685,026
Net realized gain (loss) ............ (14,773,739) (623,740) (6,656,220) 609,347
Net change in unrealized appreciation
(depreciation) ................. (78,645,105) (26,359,653) (63,477,659) (19,206,183)
Net increase (decrease) in net
assets resulting from operations . (69,300,800) (2,568,146) (53,771,631) (1,911,810)
Distributions to shareholders:
Class A ........................ (5,477,572) (4,582,316) (3,151,192) (2,822,150)
Class A1 ....................... (12,795,799) (13,539,073) (8,775,734) (9,224,150)
Class C ........................ (891,517) (1,078,162) (598,454) (730,216)
Class R6 ....................... (646,146) (706,832) (523,311) (527,705)
Advisor Class ................... (4,004,463) (4,446,484) (3,027,642) (3,326,783)
Total distributions to shareholders ..... (23,815,497) (24,352,867) (16,076,333) (16,631,004)
Capital share transactions: (Note 2 )
Class A ........................ 22,738,565 42,805,902 (11,380,098) 27,372,708
Class A1 ....................... (79,938,374) (42,867,742) (62,616,015) (26,007,260)
Class C ........................ (11,887,394) (17,781,992) (9,344,142) (14,240,207)
Class R6 ....................... (5,537,191) 7,524,370 (6,193,718) 4,987,766
Advisor Class ................... (47,630,839) 8,881,011 (27,249,327) 8,831,540
Total capital share transactions ....... (122,255,233) (1,438,451) (116,783,300) 944,547
Net increase (decrease) in net
assets ..................... (215,371,530) (28,359,464) (186,631,264) (17,598,267)
Net assets:
Beginning of year .................. 991,698,093 1,020,057,557 727,371,422 744,969,689
End of year ...................... $776,326,563 $991,698,093 $540,740,158 $727,371,422

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
151
Franklin Connecticut Tax-Free Income Fund Franklin Michigan Tax-Free Income Fund
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $3,989,597 $4,119,392 $22,389,940 $22,085,741
Net realized gain (loss) ............ (1,876,056) 562,813 (13,370,909) 5,303,487
Net change in unrealized appreciation
(depreciation) ................. (16,224,151) (6,544,374) (76,114,659) (38,530,605)
Net increase (decrease) in net
assets resulting from operations . (14,110,610) (1,862,169) (67,095,628) (11,141,377)
Distributions to shareholders:
Class A ........................ (725,655) (660,235) (3,242,606) (2,707,857)
Class A1 ....................... (2,628,233) (2,777,742) (15,321,103) (15,578,131)
Class C ........................ (114,944) (162,619) (793,077) (910,264)
Class R6 ....................... (55,038) (41,198) (295,506) (236,286)
Advisor Class ................... (415,945) (470,324) (2,523,867) (2,654,715)
Total distributions to shareholders ..... (3,939,815) (4,112,118) (22,176,159) (22,087,253)
Capital share transactions: (Note 2 )
Class A ........................ (2,990,614) 6,803,733 (761,378) 31,989,312
Class A1 ....................... (14,118,596) (12,470,274) (70,249,858) (36,946,978)
Class C ........................ (1,756,700) (5,841,644) (8,286,111) (16,306,588)
Class R6 ....................... 1,346,972 493,143 (458,498) 5,469,674
Advisor Class ................... (3,979,347) 77,618 (17,642,348) 9,627,615
Total capital share transactions ....... (21,498,285) (10,937,424) (97,398,193) (6,166,965)
Net increase (decrease) in net
assets ..................... (39,548,710) (16,911,711) (186,669,980) (39,395,595)
Net assets:
Beginning of year .................. 183,156,808 200,068,519 925,186,097 964,581,692
End of year ...................... $143,608,098 $183,156,808 $738,516,117 $925,186,097

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
152
Franklin Minnesota Tax-Free Income Fund Franklin Ohio Tax-Free Income Fund
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $22,834,440 $21,509,580 $36,725,602 $34,511,407
Net realized gain (loss) ............ (23,294,235) (2,597,651) (47,400,274) (5,657,860)
Net change in unrealized appreciation
(depreciation) ................. (77,108,577) (34,947,318) (109,653,839) (41,375,401)
Net increase (decrease) in net
assets resulting from operations . (77,568,372) (16,035,389) (120,328,511) (12,521,854)
Distributions to shareholders:
Class A ........................ (4,194,889) (3,335,908) (7,114,808) (5,811,468)
Class A1 ....................... (10,944,425) (11,079,476) (19,593,108) (18,860,025)
Class C ........................ (1,266,484) (1,326,276) (2,089,195) (2,256,500)
Class R6 ....................... (366,207) (332,102) (474,379) (463,674)
Advisor Class ................... (5,666,332) (5,334,715) (6,877,427) (6,715,827)
Total distributions to shareholders ..... (22,438,337) (21,408,477) (36,148,917) (34,107,494)
Capital share transactions: (Note 2 )
Class A ........................ (1,591,623) 39,541,298 (15,102,253) 64,015,784
Class A1 ....................... (82,148,635) (58,866,762) (139,269,124) (54,936,135)
Class C ........................ (21,017,857) (25,716,187) (35,092,654) (40,696,186)
Class R6 ....................... (2,992,124) 3,280,591 (4,714,873) 5,151,900
Advisor Class ................... (44,467,536) 31,551,412 (60,887,439) 12,096,471
Total capital share transactions ....... (152,217,775) (10,209,648) (255,066,343) (14,368,166)
Net increase (decrease) in net
assets ..................... (252,224,484) (47,653,514) (411,543,771) (60,997,514)
Net assets:
Beginning of year .................. 1,063,505,555 1,111,159,069 1,612,362,438 1,673,359,952
End of year ...................... $811,281,071 $1,063,505,555 $1,200,818,667 $1,612,362,438

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
153
Franklin Oregon Tax-Free Income Fund Franklin Pennsylvania Tax-Free Income Fund
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Year Ended
February 28, 2023
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $28,350,311 $26,851,073 $21,765,107 $22,342,222
Net realized gain (loss) ............ (32,286,476) (1,568,161) (24,814,596) 7,804,857
Net change in unrealized appreciation
(depreciation) ................. (86,888,363) (28,772,949) (76,057,153) (33,197,486)
Net increase (decrease) in net
assets resulting from operations . (90,824,528) (3,490,037) (79,106,642) (3,050,407)
Distributions to shareholders:
Class A ........................ (5,411,247) (4,723,321) (3,883,253) (3,388,452)
Class A1 ....................... (16,785,975) (16,341,609) (14,157,572) (14,903,892)
Class C ........................ (1,116,100) (1,296,037) (1,002,470) (1,344,483)
Class R6 ....................... (624,514) (566,038) (170,041) (117,193)
Advisor Class ................... (4,085,135) (3,891,758) (2,284,606) (2,448,830)
Total distributions to shareholders ..... (28,022,971) (26,818,763) (21,497,942) (22,202,850)
Capital share transactions: (Note 2 )
Class A ........................ (18,665,930) 39,620,156 (7,348,797) 35,069,329
Class A1 ....................... (100,347,561) (56,963,758) (85,237,509) (49,109,140)
Class C ........................ (22,723,065) (24,448,091) (15,405,013) (40,451,026)
Class R6 ....................... (2,431,842) 4,010,834 3,197,395 1,670,118
Advisor Class ................... (29,716,365) 14,473,672 (24,709,921) 4,186,212
Total capital share transactions ....... (173,884,763) (23,307,187) (129,503,845) (48,634,507)
Net increase (decrease) in net
assets ..................... (292,732,262) (53,615,987) (230,108,429) (73,887,764)
Net assets:
Beginning of year .................. 1,262,407,113 1,316,023,100 996,412,009 1,070,299,773
End of year ...................... $969,674,851 $1,262,407,113 $766,303,580 $996,412,009

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of twenty
separate funds (Funds), eight of which are included in
this report. The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standard Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Funds offer five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At February 28, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Arizona Tax-Free
Income Fund
Franklin Colorado Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2023
Shares sold
a
................................... 9,374,499 $91,424,207 3,591,579 $37,605,914
Shares issued in reinvestment of distributions .......... 511,803 4,980,827 291,934 3,043,400
Shares redeemed ............................... (7,514,052) (73,666,469) (4,966,641) (52,029,412)
Net increase (decrease) .......................... 2,372,250 $22,738,565 (1,083,128) $(11,380,098)
Year ended February 28, 2022
Shares sold
a
................................... 7,714,335 $85,144,924 4,472,637 $52,999,381
Shares issued in reinvestment of distributions .......... 386,374 4,246,461 233,099 2,744,987
Shares redeemed ............................... (4,254,239) (46,585,483) (2,403,990) (28,371,660)
Net increase (decrease) .......................... 3,846,470 $42,805,902 2,301,746 $27,372,708
Class A1
Class A1 Shares:
Year ended February 28, 2023
Shares sold ................................... 1,629,993 $15,929,340 878,800 $9,157,665
Shares issued in reinvestment of distributions .......... 1,138,784 11,078,993 783,575 8,171,625
Shares redeemed ............................... (10,904,192) (106,946,707) (7,630,006) (79,945,305)
Net increase (decrease) .......................... (8,135,415) $(79,938,374) (5,967,631) $(62,616,015)
Year ended February 28, 2022
Shares sold ................................... 1,829,516 $20,152,752 1,506,967 $17,802,515
Shares issued in reinvestment of distributions .......... 1,073,064 11,780,446 731,178 8,613,676
Shares redeemed ............................... (6,809,090) (74,800,940) (4,445,453) (52,423,451)
Net increase (decrease) .......................... (3,906,510) $(42,867,742) (2,207,308) $(26,007,260)
Class C
Class C Shares:
Year ended February 28, 2023
Shares sold ................................... 273,736 $2,707,580 107,162 $1,136,320
Shares issued in reinvestment of distributions .......... 87,516 866,653 55,461 585,908
Shares redeemed
a
.............................. (1,551,768) (15,461,627) (1,039,382) (11,066,370)
Net increase (decrease) .......................... (1,190,516) $(11,887,394) (876,759) $(9,344,142)
Year ended February 28, 2022
Shares sold ................................... 458,085 $5,137,582 332,384 $3,979,825
Shares issued in reinvestment of distributions .......... 94,044 1,051,174 60,714 724,639
Shares redeemed
a
.............................. (2,137,405) (23,970,748) (1,577,266) (18,944,671)
Net increase (decrease) .......................... (1,585,276) $(17,781,992) (1,184,168) $(14,240,207)
Class R6

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Arizona Tax-Free
Income Fund
Franklin Colorado Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2023
Shares sold ................................... 808,219 $7,910,303 563,602 $5,898,270
Shares issued in reinvestment of distributions .......... 65,832 643,180 49,068 512,498
Shares redeemed ............................... (1,439,669) (14,090,674) (1,207,236) (12,604,486)
Net increase (decrease) .......................... (565,618) $(5,537,191) (594,566) $(6,193,718)
Year ended February 28, 2022
Shares sold ................................... 1,307,226 $14,448,374 680,019 $8,045,020
Shares issued in reinvestment of distributions .......... 63,277 696,512 43,985 518,148
Shares redeemed ............................... (692,123) (7,620,516) (304,230) (3,575,402)
Net increase (decrease) .......................... 678,380 $7,524,370 419,774 $4,987,766
Advisor Class
Advisor Class Shares:
Year ended February 28, 2023
Shares sold ................................... 4,894,392 $47,866,730 4,960,908 $51,676,263
Shares issued in reinvestment of distributions .......... 370,534 3,618,011 280,410 2,925,499
Shares redeemed ............................... (10,109,124) (99,115,580) (7,803,130) (81,851,089)
Net increase (decrease) .......................... (4,844,198) $(47,630,839) (2,561,812) $(27,249,327)
Year ended February 28, 2022
Shares sold ................................... 4,941,909 $54,567,705 3,284,834 $38,820,175
Shares issued in reinvestment of distributions .......... 364,516 4,011,963 272,138 3,205,093
Shares redeemed ............................... (4,505,159) (49,698,657) (2,825,782) (33,193,728)
Net increase (decrease) .......................... 801,266 $8,881,011 731,190 $8,831,540
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2023
Shares sold
a
................................... 935,144 $8,496,911 2,832,004 $29,765,785
Shares issued in reinvestment of distributions .......... 71,587 641,655 281,317 2,944,415
Shares redeemed ............................... (1,340,440) (12,129,180) (3,183,177) (33,471,578)
Net increase (decrease) .......................... (333,709) $(2,990,614) (69,856) $(761,378)
Year ended February 28, 2022
Shares sold
a
................................... 1,252,852 $12,867,370 4,266,306 $50,807,252
Shares issued in reinvestment of distributions .......... 57,395 585,152 209,746 2,482,351
Shares redeemed ............................... (652,099) (6,648,789) (1,797,465) (21,300,291)
Net increase (decrease) .......................... 658,148 $6,803,733 2,678,587 $31,989,312
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended February 28, 2023
Shares sold ................................... 154,602 $1,406,066 1,127,992 $11,757,194
Shares issued in reinvestment of distributions .......... 239,766 2,147,619 1,289,219 13,483,937
Shares redeemed ............................... (1,965,979) (17,672,281) (9,118,865) (95,490,989)
Net increase (decrease) .......................... (1,571,611) $(14,118,596) (6,701,654) $(70,249,858)
Year ended February 28, 2022
Shares sold ................................... 254,596 $2,607,607 1,492,625 $17,717,018
Shares issued in reinvestment of distributions .......... 222,855 2,271,328 1,156,044 13,680,530
Shares redeemed ............................... (1,701,245) (17,349,209) (5,765,739) (68,344,526)
Net increase (decrease) .......................... (1,223,794) $(12,470,274) (3,117,070) $(36,946,978)
Class C
Class C Shares:
Year ended February 28, 2023
Shares sold ................................... 49,455 $443,862 247,063 $2,666,503
Shares issued in reinvestment of distributions .......... 11,960 108,011 71,603 761,498
Shares redeemed
a
.............................. (254,210) (2,308,573) (1,098,342) (11,714,112)
Net increase (decrease) .......................... (192,795) $(1,756,700) (779,676) $(8,286,111)
Year ended February 28, 2022
Shares sold ................................... 63,756 $658,339 671,228 $8,097,214
Shares issued in reinvestment of distributions .......... 14,935 153,739 72,047 867,553
Shares redeemed
a
.............................. (643,185) (6,653,722) (2,088,172) (25,271,355)
Net increase (decrease) .......................... (564,494) $(5,841,644) (1,344,897) $(16,306,588)
Class R6
Class R6 Shares:
Year ended February 28, 2023
Shares sold ................................... 195,598 $1,764,683 301,480 $3,186,374
Shares issued in reinvestment of distributions .......... 2,471 22,116 26,026 273,265
Shares redeemed ............................... (49,101) (439,827) (371,186) (3,918,137)
Net increase (decrease) .......................... 148,968 $1,346,972 (43,680) $(458,498)
Year ended February 28, 2022
Shares sold ................................... 54,704 $560,112 547,473 $6,540,638
Shares issued in reinvestment of distributions .......... 1,623 16,520 18,487 219,263
Shares redeemed ............................... (8,167) (83,489) (108,752) (1,290,227)
Net increase (decrease) .......................... 48,160 $493,143 457,208 $5,469,674
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended February 28, 2023
Shares sold ................................... 515,861 $4,585,340 5,309,708 $55,701,740
Shares issued in reinvestment of distributions .......... 36,068 323,194 229,524 2,404,227
Shares redeemed ............................... (987,251) (8,887,881) (7,177,566) (75,748,315)
Net increase (decrease) .......................... (435,322) $(3,979,347) (1,638,334) $(17,642,348)
Year ended February 28, 2022
Shares sold ................................... 377,343 $3,853,072 2,274,240 $27,097,532
Shares issued in reinvestment of distributions .......... 36,349 370,117 215,684 2,559,916
Shares redeemed ............................... (406,716) (4,145,571) (1,692,535) (20,029,833)
Net increase (decrease) .......................... 6,976 $77,618 797,389 $9,627,615
Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2023
Shares sold
a
................................... 5,034,594 $56,237,705 6,505,354 $74,668,190
Shares issued in reinvestment of distributions .......... 359,759 4,010,448 588,406 6,733,288
Shares redeemed ............................... (5,529,268) (61,839,776) (8,388,304) (96,503,731)
Net increase (decrease) .......................... (134,915) $(1,591,623) (1,294,544) $(15,102,253)
Year ended February 28, 2022
Shares sold
a
................................... 5,412,784 $68,834,002 8,369,403 $109,334,446
Shares issued in reinvestment of distributions .......... 254,022 3,208,128 431,089 5,592,924
Shares redeemed ............................... (2,571,325) (32,500,832) (3,925,901) (50,911,586)
Net increase (decrease) .......................... 3,095,481 $39,541,298 4,874,591 $64,015,784
Class A1
Class A1 Shares:
Year ended February 28, 2023
Shares sold ................................... 1,445,453 $16,204,565 1,430,332 $16,450,822
Shares issued in reinvestment of distributions .......... 912,784 10,180,689 1,571,717 17,982,364
Shares redeemed ............................... (9,734,340) (108,533,889) (15,153,083) (173,702,310)
Net increase (decrease) .......................... (7,376,103) $(82,148,635) (12,151,034) $(139,269,124)
Year ended February 28, 2022
Shares sold ................................... 2,282,890 $28,976,867 2,167,949 $28,223,453
Shares issued in reinvestment of distributions .......... 779,659 9,852,776 1,342,913 17,428,392
Shares redeemed ............................... (7,743,718) (97,696,405) (7,732,518) (100,587,980)
Net increase (decrease) .......................... (4,681,169) $(58,866,762) (4,221,656) $(54,936,135)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Class C Shares:
Year ended February 28, 2023
Shares sold ................................... 390,621 $4,459,801 372,844 $4,363,324
Shares issued in reinvestment of distributions .......... 110,387 1,245,323 173,404 2,012,668
Shares redeemed
a
.............................. (2,354,001) (26,722,981) (3,556,523) (41,468,646)
Net increase (decrease) .......................... (1,852,993) $(21,017,857) (3,010,275) $(35,092,654)
Year ended February 28, 2022
Shares sold ................................... 757,701 $9,750,442 1,134,750 $15,005,993
Shares issued in reinvestment of distributions .......... 101,351 1,296,546 166,589 2,193,708
Shares redeemed
a
.............................. (2,860,260) (36,763,175) (4,374,124) (57,895,887)
Net increase (decrease) .......................... (2,001,208) $(25,716,187) (3,072,785) $(40,696,186)
Class R6
Class R6 Shares:
Year ended February 28, 2023
Shares sold ................................... 621,377 $6,962,652 697,316 $7,998,654
Shares issued in reinvestment of distributions .......... 31,799 355,522 40,112 459,700
Shares redeemed ............................... (925,522) (10,310,298) (1,140,659) (13,173,227)
Net increase (decrease) .......................... (272,346) $(2,992,124) (403,231) $(4,714,873)
Year ended February 28, 2022
Shares sold ................................... 404,767 $5,140,952 626,630 $8,163,716
Shares issued in reinvestment of distributions .......... 25,867 327,194 33,911 440,361
Shares redeemed ............................... (173,165) (2,187,555) (267,841) (3,452,177)
Net increase (decrease) .......................... 257,469 $3,280,591 392,700 $5,151,900
Advisor Class
Advisor Class Shares:
Year ended February 28, 2023
Shares sold ................................... 13,699,756 $153,016,527 13,481,072 $154,039,965
Shares issued in reinvestment of distributions .......... 500,493 5,589,520 571,588 6,548,993
Shares redeemed ............................... (18,155,634) (203,073,583) (19,330,337) (221,476,397)
Net increase (decrease) .......................... (3,955,385) $(44,467,536) (5,277,677) $(60,887,439)
Year ended February 28, 2022
Shares sold ................................... 5,575,188 $70,700,419 4,909,297 $63,808,968
Shares issued in reinvestment of distributions .......... 417,122 5,275,050 492,823 6,401,759
Shares redeemed ............................... (3,515,972) (44,424,057) (4,479,469) (58,114,256)
Net increase (decrease) .......................... 2,476,338 $31,551,412 922,651 $12,096,471
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Oregon Tax-Free
Income Fund
Franklin Pennsylvania Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2023
Shares sold
a
................................... 7,344,243 $77,486,033 3,647,689 $32,168,851
Shares issued in reinvestment of distributions .......... 492,068 5,167,719 407,912 3,576,644
Shares redeemed ............................... (9,604,558) (101,319,682) (4,897,944) (43,094,292)
Net increase (decrease) .......................... (1,768,247) $(18,665,930) (842,343) $(7,348,797)
Year ended February 28, 2022
Shares sold
a
................................... 5,979,219 $71,057,962 6,089,792 $61,181,720
Shares issued in reinvestment of distributions .......... 384,848 4,547,566 313,724 3,128,557
Shares redeemed ............................... (3,038,964) (35,985,372) (2,939,249) (29,240,948)
Net increase (decrease) .......................... 3,325,103 $39,620,156 3,464,267 $35,069,329
Class A1
Class A1 Shares:
Year ended February 28, 2023
Shares sold ................................... 3,316,281 $34,841,354 1,095,758 $9,656,086
Shares issued in reinvestment of distributions .......... 1,490,817 15,649,561 1,422,539 12,482,181
Shares redeemed ............................... (14,327,222) (150,838,476) (12,161,938) (107,375,776)
Net increase (decrease) .......................... (9,520,124) $(100,347,561) (9,643,641) $(85,237,509)
Year ended February 28, 2022
Shares sold ................................... 2,223,756 $26,399,387 1,544,083 $15,457,057
Shares issued in reinvestment of distributions .......... 1,298,835 15,343,656 1,359,150 13,561,421
Shares redeemed ............................... (8,341,594) (98,706,801) (7,822,420) (78,127,618)
Net increase (decrease) .......................... (4,819,003) $(56,963,758) (4,919,187) $(49,109,140)
Class C
Class C Shares:
Year ended February 28, 2023
Shares sold ................................... 292,384 $3,126,145 223,633 $2,007,182
Shares issued in reinvestment of distributions .......... 102,202 1,090,936 108,423 963,940
Shares redeemed
a
.............................. (2,510,748) (26,940,146) (2,058,075) (18,376,135)
Net increase (decrease) .......................... (2,116,162) $(22,723,065) (1,726,019) $(15,405,013)
Year ended February 28, 2022
Shares sold ................................... 648,203 $7,791,214 585,346 $5,932,881
Shares issued in reinvestment of distributions .......... 106,566 1,279,921 127,482 1,290,837
Shares redeemed
a
.............................. (2,779,969) (33,519,226) (4,681,145) (47,674,744)
Net increase (decrease) .......................... (2,025,200) $(24,448,091) (3,968,317) $(40,451,026)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Oregon Tax-Free
Income Fund
Franklin Pennsylvania Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2023
Shares sold ................................... 971,841 $10,214,924 762,722 $6,515,973
Shares issued in reinvestment of distributions .......... 59,356 623,488 19,296 169,246
Shares redeemed ............................... (1,261,944) (13,270,254) (394,184) (3,487,824)
Net increase (decrease) .......................... (230,747) $(2,431,842) 387,834 $3,197,395
Year ended February 28, 2022
Shares sold ................................... 740,248 $8,770,401 245,271 $2,462,160
Shares issued in reinvestment of distributions .......... 48,100 568,471 11,345 113,246
Shares redeemed ............................... (449,877) (5,328,038) (89,946) (905,288)
Net increase (decrease) .......................... 338,471 $4,010,834 166,670 $1,670,118
Advisor Class
Advisor Class Shares:
Year ended February 28, 2023
Shares sold ................................... 6,134,144 $65,019,517 2,264,894 $19,942,552
Shares issued in reinvestment of distributions .......... 370,875 3,899,134 235,367 2,067,950
Shares redeemed ............................... (9,348,635) (98,635,016) (5,324,210) (46,720,423)
Net increase (decrease) .......................... (2,843,616) $(29,716,365) (2,823,949) $(24,709,921)
Year ended February 28, 2022
Shares sold ................................... 4,918,456 $58,342,910 2,414,071 $24,190,653
Shares issued in reinvestment of distributions .......... 315,822 3,734,248 224,312 2,241,168
Shares redeemed ............................... (4,026,619) (47,603,486) (2,222,791) (22,245,609)
Net increase (decrease) .......................... 1,207,659 $14,473,672 415,592 $4,186,212
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Funds pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the year ended February 28, 2023, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.475% 0.486% 0.575%
Franklin
Michigan Tax-
Free Income
Fund
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.478% 0.474% 0.463%
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.469% 0.475%
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended February 28, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $9,428 $7,892 $1,218 $10,942
CDSC retained ........................... $34,615 $39,872 $5,130 $31,315
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $6,884 $13,423 $8,138 $8,531
CDSC retained ........................... $38,803 $41,662 $36,557 $13,699
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Waiver and Expense Reimbursements
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.65%, based on the average net assets of each class until June 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Funds’
fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2023.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the year ended February 28, 2023, were as follows:
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Transfer agent fees ........................ $217,499 $168,745 $54,469 $269,132
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Transfer agent fees ........................ $273,861 $376,832 $274,656 $277,822
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $33,071,326 $31,435,297 $11,263,967 $49,036,131
Sales .................................. $7,800,000 $22,560,436 $1,000,000 $38,965,048
Net Realized Gains (Losses) ................. — $(400,601) — $(1,575,905)
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Purchases .............................. $60,945,997 $54,286,351 $98,874,490 $69,291,073
Sales .................................. $21,280,106 $51,456,705 $77,851,187 $71,626,540
Net Realized Gains (Losses) ................. $(2,618,587) $(1,648,625) $(2,445,831) $(3,837,238)
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses.  During the  year ended February 28 , 202 3 ,  the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended February 28, 2023 and 2022, were as follows:
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 24,507,296 $ 22,110,279 $ 8,531,620 $ 21,015,231
Long term ............................. 53,332,925 34,674,729 27,864,937 52,995,366
Total capital loss carryforwards ............ $77,840,221 $56,785,008 $36,396,557 $74,010,597
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 14,512,345 $ 39,572,501 $ 36,236,045 $ 25,053,372
Long term ............................. 21,275,148 44,409,231 75,492,346 85,078,417
Total capital loss carryforwards ............ $35,787,493 $83,981,732 $111,728,391 $110,131,789
Franklin Arizona Tax-Free Income
Fund
Franklin Colorado Tax-Free Income
Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $35,771 $93,766 $63,451 $—
Tax exempt income ...................... 23,779,726 24,259,101 16,012,882 16,631,004
$23,815,497 $24,352,867 $16,076,333 $16,631,004
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free Income
Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $5,853 $— $80,597 $—
Tax exempt income ...................... 3,933,962 4,112,118 22,095,562 22,087,253
$3,939,815 $4,112,118 $22,176,159 $22,087,253

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At February 28, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and wash sales.
Franklin Minnesota Tax-Free Income
Fund Franklin Ohio Tax-Free Income Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $32,027 $151,761 $110,342 $287,417
Tax exempt income ...................... 22,406,310 21,256,716 36,038,575 33,820,077
$22,438,337 $21,408,477 $36,148,917 $34,107,494
Franklin Oregon Tax-Free Income
Fund
Franklin Pennsylvania Tax-Free
Income Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $112,120 $— $57,089 $—
Tax exempt income ...................... 27,910,851 26,818,763 21,440,853 22,202,850
$28,022,971 $26,818,763 $21,497,942 $22,202,850
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $811,542,330 $571,306,424 $155,996,471 $778,677,222
Unrealized appreciation ..................... $5,577,923 $3,855,024 $743,504 $3,454,622
Unrealized depreciation ..................... (47,935,583) (39,867,113) (14,233,586) (52,287,130)
Net unrealized appreciation (depreciation) ....... $(42,357,660) $(36,012,089) $(13,490,082) $(48,832,508)
Distributable earnings:
Undistributed tax exempt income .............. $79,089 $492,437 $89,689 $262,727
Total distributable earnings .................. $79,089 $492,437 $89,689 $262,727
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $857,265,042 $1,243,924,516 $999,807,600 $818,467,520
Unrealized appreciation ..................... $2,706,516 $11,040,576 $6,797,736 $3,411,137
Unrealized depreciation ..................... (53,134,212) (69,669,953) (46,667,889) (67,210,185)
Net unrealized appreciation (depreciation) ....... $(50,427,696) $(58,629,377) $(39,870,153) $(63,799,048)
Distributable earnings:
Undistributed tax exempt income .............. $119,933 $91,281 $537,692 $1,456,054
Total distributable earnings .................. $119,933 $91,281 $537,692 $1,456,054
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2023, were as follows:
7. Defaulted Securities
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identifi ed in the accompanying Schedule s of Investments.
At February 28 , 202 3 , the aggregate value of these securities was as follows:
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $228,185,880 $78,505,112 $22,583,897 $217,406,625
Sales .................................. $323,947,837 $182,423,213 $41,844,492 $310,462,142
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Purchases .............................. $172,103,986 $355,143,198 $345,033,609 $249,339,712
Sales .................................. $328,841,335 $599,287,969 $498,982,052 $342,285,740
Value
Percentage of
Net Assets
Franklin Oregon Tax-Free Income Fund ........................................... $ 4,945,600 0.5%
Franklin Pennsylvania Tax-Free Income Fund ...................................... 3,635,438 0.5%

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended February 28, 2023, the
Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Arizona Tax-Free Income Fund
Assets:
Municipal Bonds ......................... $ — $ 769,184,670 $ — $ 769,184,670
Total Investments in Securities ........... $— $769,184,670 $— $769,184,670
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,375,254 1,375,254
Municipal Bonds ......................... — 528,519,081 — 528,519,081
Short Term Investments ................... — 5,400,000 — 5,400,000
Total Investments in Securities ........... $— $533,919,081 $1,375,254 $535,294,335

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 141,606,389 $ — $ 141,606,389
Short Term Investments ................... — 900,000 — 900,000
Total Investments in Securities ........... $— $142,506,389 $— $142,506,389
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,768,184 1,768,184
Municipal Bonds ......................... — 727,776,530 — 727,776,530
Short Term Investments ................... — 300,000 — 300,000
Total Investments in Securities ........... $— $728,076,530 $1,768,184 $729,844,714
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 761,597,346 — 761,597,346
Short Term Investments ................... — 45,240,000 — 45,240,000
Total Investments in Securities ........... $— $806,837,346 $— $806,837,346
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 3,143,438 3,143,438
Municipal Bonds ......................... — 1,151,816,701 — 1,151,816,701
Short Term Investments ................... — 30,335,000 — 30,335,000
Total Investments in Securities ........... $— $1,182,151,701 $3,143,438 $1,185,295,139
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 2,455,810 2,455,810
Municipal Bonds ......................... — 955,581,637 — 955,581,637
Short Term Investments ................... — 1,900,000 — 1,900,000
Total Investments in Securities ........... $— $957,481,637 $2,455,810 $959,937,447
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,964,649 1,964,649
Municipal Bonds ......................... — 747,603,823 — 747,603,823
Short Term Investments ................... — 5,100,000 — 5,100,000
Total Investments in Securities ........... $— $752,703,823 $1,964,649 $754,668,472
12. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
XLCA
XL Capital Assurance, Inc.

Franklin Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Tax-Free Trust and Shareholders of Franklin Arizona Tax-Free Income Fund, Franklin
Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund,
Franklin Minnesota Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund, and
Franklin Pennsylvania Tax-Free Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund,
Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund,
Franklin Oregon Tax-Free Income Fund, and Franklin Pennsylvania Tax-Free Income Fund (eight of the funds constituting
Franklin Tax-Free Trust, hereafter collectively referred to as the "Funds") as of February 28, 2023, the related statements of operations for the year ended February 28, 2023, the statements of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
April 18, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Tax-Free Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2023 :
Pursuant to:
Franklin Arizona
Tax-Free Income
Fund
Franklin Colorado
Tax-Free Income
Fund
Franklin
Connecticut Tax-
Free Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $23,779,726 $16,012,882 $3,933,962
Pursuant to:
Franklin Michigan
Tax-Free Income
Fund
Franklin
Minnesota Tax-
Free Income Fund
Franklin Ohio Tax-
Free Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $22,095,562 $22,406,310 $36,038,575
Pursuant to:
Franklin Oregon
Tax-Free Income
Fund
Franklin
Pennsylvania Tax-
Free Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $27,910,851 $21,440,853

Franklin Tax-Free Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1984 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since
2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of
the Board and
Trustee
Chairman of the
Board since January
2023 and Trustee
since 2007
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice Chairman, Investment
Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 2013 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle
(1958)
Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc.; and officer of certain funds in the Franklin Templeton/Legg
Mason fund complex.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice
President and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice
President and
Co-
Secretary
Vice President
since 2011 and
Co-Secretary since
2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent six-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, each
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF3 A 04/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi, and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $676,594 for the fiscal year ended February 28, 2023 and $706,997 for the fiscal year ended February 28, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended February 28, 2023, and $0 for the fiscal year ended February 28, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended February 28, 2023 and $11,178 for the fiscal year ended February 28, 2022. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $245,711 for the fiscal year ended February 28, 2023 and $73,743 for the fiscal year ended February 28, 2022. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, benchmarking services in connection with the ICI TA Survey, professional fees in connection with SOC 1 Reports, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge and professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $315,711 for the fiscal year ended February 28, 2023 and $84,921 for the fiscal year ended February 28, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-end Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
TAX-FREE TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 26, 2023